As filed with the Securities and Exchange Commission on April 25, 2019

Registration No. 333- 185573

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 281	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Alison Ryan, Esquire

Brian Stallworth,Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Income EliteSM Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.35%	1.45%

GROWTH PERCENTAGE

7.20%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-69	5.25%	4.75%
70-74	5.40%	4.90%
75-79	5.50%	5.00%
≥ 80	5.75%	5.25%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica Income EliteSM II	333-186032
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica AxiomSM Variable Annuity	333-187913	Transamerica PrincipiumSM II Variable Annuity	333-187912
Income EliteSM Variable Annuity	333-187914	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.50%	1.60%
Base Benefit Designated Allocation Group B	1.50%	1.60%
Base Benefit Designated Allocation Group C	1.50%	1.60%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

6.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-69	5.10%	4.60%
70-74	5.20%	4.70%
75-79	5.50%	5.00%
≥ 80	6.00%	5.50%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica PrincipiumSM II Variable Annuity	333-187912	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Transamerica AxiomSM II	Transamerica PrincipiumSM III
Transamerica Variable Annuity I-Share	Transamerica Advisor EliteSM II
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the rider fee and withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the Transamerica Income Edge Rider Fees, Transamerica Income Edge – Summary, Transamerica Income Edge – Withdrawal Percentage, and the Transamerica Income Edge – Required Allocations sections of the prospectus. This Rate Sheet Prospectus Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The premium and rebalance allocation requirements, rider fee and/or withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below.)The premium and rebalance allocation requirements will not change for the life of your policy.    The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.25%

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	0%	80%	0%	100%
Flexible Investment Options	0%	80%	0%	100%

*The stable account is excluded from rebalancing

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option**	Rider Years 4-6 Withdrawal Percentage - Single Life Option**	Rider Years 7+ Withdrawal Percentage - Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.00%	5.00%	6.00%
65-69	5.25%	6.25%	7.25%
70-74	5.50%	6.50%	7.50%
75-79	5.75%	6.75%	7.75%
≥ 80	6.00%	7.00%	8.00%

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option**	Rider Years 4-6 Withdrawal Percentage - Joint Life Option**	Rider Years 7+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.50%	4.50%	5.50%
65-69	4.75%	5.75%	6.75%
70-74	5.00%	6.00%	7.00%
75-79	5.25%	6.25%	7.25%
≥ 80	5.50%	6.50%	7.50%

** The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the premium and rebalance allocation requirements, rider fee and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Members® Variable Annuity Series	333-185573
Transamerica AxiomSM II	333-186029	Transamerica PrincipiumSM III	333-186030
Transamerica Variable Annuity I-Share	333-186031	Transamerica Advisor Elite II	333-186031
Transamerica InspireSM Variable Annuity	333-215598

2

TRANSAMERICA VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy. The L-Share class of this product is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a premium enhancement to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2019
Statement of Additional Information Date: May 1, 2019

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock Smart Beta 40- Service Class	Transamerica BlackRock Smart Beta 40 VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA Multi-Manager Alternative Strategies - Service Class	Transamerica Multi-Manager Alternative Strategies VP - Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
iii

iv

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date. For more information on unit values, including how they are calculated after the annuity commencement date, please see the Statement of Additional Information.
adjusted policy value - The policy value increased or decreased by any excess interest adjustment.
Administrative Office - Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization) - When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
death proceeds – The amount payable upon death.
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account - One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income EdgeSM rider.
guaranteed minimum accumulation benefit – A benefit under the optional Guaranteed Principal SolutionSM (GPS) rider that provides a guaranteed future value.
guaranteed period options - The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day - A day when the New York Stock Exchange is open for business.
nurse - A licensed registered nurse or licensed practical nurse.
nursing care - Skilled or intermediate care performed by a nurse.
owner (you, your) - The person who may exercise all rights and privileges under the policy.
physician - A doctor of medicine or osteopathy as set forth in Section 186 (r)(1) of the Social Security Act, as amended who is legally authorized to practice medicine and surgery within the United States by the jurisdiction in which he or she performs such function or action.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value - On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
6

•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
separate account - Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
stable account - A fixed account option, only available if you elect the Transamerica Income EdgeSM rider, to which you must allocate a portion of your premium payments and policy value. Assets in the stable account are not subject to Separate Account Annual Expenses as set forth under FEE TABLE AND EXPENSE EXAMPES.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount - The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice - Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
7

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share (5)	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
(5)	NO LONGER AVAILABLE FOR PURCHASE BY NEW POLICYOWNERS. The L-share has a shorter surrender charge schedule than the B-share and offers greater liquidity. You pay higher separate account charges for the life of your L-share policy in exchange for the greater liquidity. The B-share my be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw policy value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost policy. The L-share class may be more appropriate for someone who may want to surrender the policy or withdraw policy value in excess of the free withdrawal amount 5 years after making a contribution and is willing to pay a higher separate account charge. Purchasing an optional guaranteed living benefit or guaranteed withdrawal benefit under an L-share policy and paying a higher separate account charge for the life of the policy, in order to have greater liquidity, may not be compatible. This is because you must typically own your policy over the long-term in order to take full advantage of these types of guaranteed benefits. (For example, the longer you own the policy, the greater your withdrawal percentage might be, or there may be a certain number of years before you can use the benefit.) You should determine the appropriate balance among (a) greater liquidity; (b) the impact of the mortality and expense risk charge on your policy value; and (c) the period of time that you must own the policy to take full advantage of any optional benefit you elect
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income EdgeSM(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death DistributionSM (1) Additional Death Distribution+SM(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.

√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, transfer cash value between investment options, or request special services. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Share Classes	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)(1)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee(2)	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee(3)	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.) Please Note: The L-Share class of this product is no longer available for purchase by new policyowners.
Share Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge(4)	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%

Share Classes	B-Share	C-Share	L-Share	X-Share
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
Optional Death Benefit Riders:
Additional Death DistributionSM (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.15%	1.40%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2014)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM rider (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2018 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.53%
Highest Gross	3.27%
Expense Examples(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2018, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,521	$1,568	$ 839	$1,554	$1,645
3 Years	$3,023	$3,152	$2,498	$3,113	$3,115
5 Years	$4,424	$4,127	$4,131	$4,109	$4,562
10 Years	$7,887	$7,989	$8,115	$8,084	$8,088
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 801	$ 848	$ 839	$ 834	$ 835
3 Years	$2,393	$2,522	$2,498	$2,483	$2,485
5 Years	$3,974	$4,127	$4,131	$4,109	$4,112
10 Years	$7,887	$7,989	$8,115	$8,084	$8,088
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees:
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The annual service charge is assessed on each policy anniversary and at the time of surrender. The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on the greater of policy value or sum of all premium payments less all withdrawals.

**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2 American Funds - Bond Fund - Class 2 American Funds - Growth Fund - Class 2 American Funds Growth-Income Fund - Class 2 American Funds International Fund - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B State Street Total Return V.I.S. Fund - Class 3	0.20%
TA International Equity Index - Service Class TA U.S. Equity Index - Service Class	0.15%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefits:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Transamerica Income EdgeSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage and growth rate percentage information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal and Growth Percentages”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).

7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Variable Annuity Series.
An annuity is a contract between you (the owner) and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval, exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-market days or after our close of business on market days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each market day and ends at the close of regular trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern Time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
We will take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.

INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedge ability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in underlying fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in underlying fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new subaccounts or close existing subaccounts. We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of other underlying fund portfolios or of other registered open-end management investment companies. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the

1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee but reserve the right to do so in the future. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If you elect the Transamerica Income Edge rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior market day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying fund portfolios or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider may require you to invest in the stable account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other investment options are available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.

You can take a withdrawal of up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2018 we received approximately $233.7 million for Transamerica Life Insurance Company and $16.6 million for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2018, TCI and its affiliates received payments that totaled approximately $2,600,000.00. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon Asset Management • Aegon USA Investment Management • Alger •  Allianz Global Investors •  American Century Investment Management, Inc. • Alliance Bernstein• American Funds • Advent Capital Management, LLC • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • BNY Mellon/Dreyfus •  CBRE Clarion Securities •  Charles Schwab & Co., Inc. • Columbia Threadneedle Investments • Dimensional Fund Advisors •  Deutsche Asset Management •  Federated Securities Corp. • Fidelity Investments • Franklin Templeton Services, LLC • Goldman Sachs Asset Management • Hartford Funds • Invesco •  Ivy Investments•  Janus Henderson Investors•  Jennison Associates LLC•  John Hancock Investments• JP Morgan Asset Management• Invesco • Legg Mason Global Asset Management•  Lord Abbett & Co.•  LSV Asset Management •  Manning & Napier Advisors•  MFS Investment Management•  Mesirow Financial •  Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management • Neuberger Berman • New York Life/Mainstay Investments • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PGIM Investments• Principal Global Investors • PineBridge Investments LLC •  Pinnacle Financial• Amundi Pioneer Investment Management, Inc. • Putnam Investments• Rockefeller & Co. • Schroder Investment Management • State Street Global Advisors• Systematic Financial Management • Thompson Siegel & Walmsley • T. Rowe Price Associates, Inc. • Torray, LLC• The Vanguard Group, Inc. • Virtus Investment Partners• Voya Investment Management • Wellington Management Company and Wells Fargo Asset Management .
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a withdrawal, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.

You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any withdrawal you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Withdrawals in excess of the surrender charge free amount may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.
Withdrawals from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica BlackRock Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender, withdrawal, loan, or death benefit from the TA BlackRock Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver withdrawals;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the stable account as defined in the glossary.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any withdrawals or surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any withdrawal or surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any withdrawal or surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and any remaining guaranteed payment will be paid to the beneficiary as provided for in the annuity income option elected.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax adviser before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax adviser before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
Please note: If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit (i.e., the surviving owner(s) takes the place of any beneficiary designation). In the case of annuitant’s death where the annuitant is not an owner, the death benefit will become taxable to the surviving owner(s) in the year of the annuitant’s death, unless the surviving owner(s) elect(s) a method of payment within 60 days of the date of death and we receive all required documentation in good order.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: If an owner (who is not the annuitant) dies before the annuitant, the amount payable will be equal to the cash value. Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
If an owner (who is not the annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased owner's estate.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.

IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Owner Death
If an owner (who is not the annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased owner's estate.
Spousal Continuation
If the sole primary beneficiary is the deceased owner’s spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	the fixed account portion of the minimum required cash value plus the separate account portion of the policy value, on the date we receive the required information in good order at our Administrative Office; and

•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, [Annual Step-Up or Return of Premium (age limitations may apply)] for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available designated options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such owner's death the owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.

Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.

Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to

IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal could reduce your rider values (perhaps significantly). Systematic withdrawals can be taken monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be taken by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if taken before age 59½, may be subject to a 10% federal penalty tax.

Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for you if you are purchasing the policy for a long term investment.
Additional Death DistributionSM
The optional Additional Death DistributionSM rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death DistributionSM is only available for issue ages through age 80. The Additional Death DistributionSM is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
The Additional Death DistributionSM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death DistributionSM Benefit Amount. The Additional Death DistributionSM is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death DistributionSM is equal to:
•	the Additional Death DistributionSM factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death DistributionSM rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death DistributionSM rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death DistributionSM is added to your policy.
The Additional Death DistributionSM factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death DistributionSM will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death DistributionSM payable as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death DistributionSM, the spouse will generally receive a one-time policy value increase equal to the Additional Death DistributionSM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death DistributionSM would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death DistributionSM is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death DistributionSM may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization.
Additional Death Distribution+SM
The optional Additional Death Distribution+SM rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+SM is only available for issue ages through age 75. The Additional Death Distribution+SM is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+SM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+SM Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+SM if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix - Additional Death Distribution+SM Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Additional Death Distribution+SM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+SM, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+SM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value, which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
Please note: This feature terminates upon annuitization.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you take a withdrawal ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to withdrawals after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of withdrawal;
•	must have a minimum cash value at the time of withdrawal of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may withdraw under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.

Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred and the number of transfers, or just the number of transfers, in which case we will calculate the amount to be transferred. Unless a specified date is requested, transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount. If you elect to transfer from the fixed account, or if you elect to transfer from the money market or other specified subaccount and only the number of transfers is provided, we will transfer 100% of the remaining value in the elected source fund for the final transfer. If the money market or other subaccount is elected as the source fund and a specified dollar amount is provided with the number of transfers, you must choose if you want to transfer all remaining value out of the source fund or if you would like any remaining value to stay within the subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively). If the value in the source fund is less than the scheduled transfer, 100% of the value remaining in the source fund will be transferred for the final transfer.
A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Dollar Cost Averaging can be set up on any day of the month. If a certain date does not exist for a specific month (e.g.29th, 30th, or 31st), the Dollar Cost Averaging will move forward to the 1st of the following month for that month only and return to the specified date once it is available. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and may be available with the guaranteed lifetime withdrawal benefits. Any amount in the Dollar Cost Averaging source account or any fixed account are ignored for the purposes of Asset Rebalancing. There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income EdgeSM rider. Some important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM rider
See “Appendix - Rider Grid Variations” for additional information on the rider above.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders.	Cannot be elected if you have Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders.	Cannot be elected if you have Retirement Income Max®, Guaranteed Principal SolutionSM or Transamerica Income EdgeSM riders.	Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Guaranteed Principal SolutionSM riders.

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options that you select.
(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may elect an option that may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.	Additional Options:
(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions:
You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income EdgeSM riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Guaranteed Principal SolutionSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Guaranteed Principal SolutionSM rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount , because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.

•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. You should not view the Guaranteed Principal SolutionSM rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

Retirement Income Max® Rider
If you elect the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).

For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour Nursing Service by or under the supervision of Nurses;
•	It is supervised by a staff of one or more licensed Physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility or Alzheimer's disease/Memory Care facility;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and
•	It has a licensed Physician available to supervise; and
•	It performs and maintains a clinical assessments based on uniform minimum data sets as set forth in Section 1819(b)(c)(A) of the Social Security Act, as amended.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;
•	Personal care homes, personal care boarding homes, or residential care facilities;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care homes, independent living apartments, hotels or motels; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and

•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
Transamerica Income EdgeSM Rider
If you elect the Transamerica Income EdgeSM rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income EdgeSM rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income EdgeSM rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income EdgeSM - Summary
You may elect to purchase the optional Transamerica Income EdgeSM rider, which provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica

Income EdgeSM rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income EdgeSM rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Income EdgeSM rider are based on our claims-paying ability.
The Transamerica Income EdgeSM rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Under the Transamerica Income EdgeSM rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
If you elect the Transamerica Income EdgeSM rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount. (For riders issued prior to the date of this prospectus, see “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider.)
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 ½,
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.
Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.
Rate Sheet Prospectus Supplement
The withdrawal and fee percentages, as well as the required allocations are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Transamerica Income EdgeSM – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.
Transamerica Income EdgeSM – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, not including premium enhancement if the X-Share is elected, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and
•	the policy value on the current rider anniversary (see Automatic Step-Up below).
See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income EdgeSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income EdgeSM – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income EdgeSM – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.

Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income EdgeSM –Required Allocations
If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act.

Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.
Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the market day after rider termination.
We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income EdgeSM - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a market day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next market day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income EdgeSM – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income EdgeSM Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market to the extent permitted by applicable law.
Transamerica Income EdgeSM - Joint Life Option
If you elect the Transamerica Income EdgeSM rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.
Please note: If you elect this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect the single life option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.
Transamerica Income EdgeSM Rider Fees
Transamerica Income EdgeSM Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a market day, the value of accumulation units redeemed will be determined as of the next market day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04

A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63

The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income EdgeSM Rider - Issue Requirements
We will not issue the Transamerica Income EdgeSM rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law)
•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income EdgeSM Rider - Termination
The Transamerica Income EdgeSM rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;
•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income EdgeSM rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet

Prospectus Supplement. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max®, Retirement Income Choice® 1.6 and Transamerica Income EdgeSM riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income EdgeSM rider will not terminate due to a misstatement of age.
Montana. The unemployment waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death DistributionSM rider, Additional Death Distribution+SM rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, the Unemployment Waiver and telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted. Transamerica Income EdgeSM rider fees cannot be deducted from the stable account.
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.

Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to the same tax reporting requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulators actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process and transmit confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our subsidiaries may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.

Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks. Although to our knowledge these events have thus far not been material in nature, our management believes that significant investment will be required to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, certain of our businesses are subject to laws and regulations enacted by U.S. federal and state governments, the E.U. or other non-U.S. jurisdictions and/or enacted by various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. Effective May 25, 2018, the General Data Protection Regulation (GDPR) took effect in the E.U. Compared to the previous directive, the GDPR, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data and reporting of data breaches, and provides for significantly increased penalties for non-compliance. The New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain Aegon subsidiaries, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Aegon subsidiaries operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering potential enhanced information security risk management and privacy rules and regulations. A number of Aegon’s subsidiaries are also subject to our systems, employees and business partners have access to, and routinely process, the personal information of consumers. We rely on various processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized cyber intrusion or cybersecurity attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and security obligations have been imposed by various governments with jurisdiction over Aegon or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life

Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).

The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Fund Portfolios
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
As of 2018, TCI had revenue sharing agreements with more than 70 brokers and other financial intermediaries including, without limitation:
1st Global Capital• Ameriprise Financial Services, Inc. • AXA Advisors LLC •  AXA Network• BBVA Compass Investment Solutions, Inc. • Bruderman Brothers, LLC • Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor LLC • Cetera Financial Group, Inc. • CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. • Edward D. Jones & Co., L.P.• Financial DataServices, Inc. • Equity Services, Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • HD Investments • Hantz Financial Services, Inc. • Huntington Investment Company • Independent Financial Group • Invest Financial Corporation • Investacorp, Inc. • The Investment Centers • Investment Centers of America, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • J.P. Morgan Securities LLC • Kestra Investment Services • Key Investment Services, Inc. • KMS Financial Services Inc. • LPL Financial Corp. • M&T Securities • Merrill Lynch, Pierce, Fenner & Smith Inc. • MML Investors Services • Mutual of Omaha Investor Services • National Planning Corporation • Park Avenue Securities, LLC • Parkland Securities, LLC • Pershing LLC • Questar Capital • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial • Signator Investors, Inc. • SII Investments, Inc. •  • SunTrust Investment Services Inc.• TD Ameritrade • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Wells Fargo Advisors, LLC • Woodbury Financial Services
For the calendar year ended December 31, 2018 TCI paid approximately $33,000,000 to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2019, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus.  Please Note: We reserve the right to change investment choices for any optional riders subject to investment restrictions, except as otherwise provided in this prospectus. With regard to the Guaranteed Principal SolutionSM rider, this includes changing the PAM investment option as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders with a Guaranteed Principal SolutionSM rider.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation..

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Real Estate Securities - Service Class(3)	Transamerica BlackRock Global Real Estate Securities VP - Service Class(3)	BlackRock Investment Management, LLC(3)
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(2)(4)	Transamerica BlackRock Government Money Market VP - Service Class(2)(4)	BlackRock Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock Smart Beta 40- Service Class(5)	Transamerica BlackRock Smart Beta 40 VP - Service Class(5)	BlackRock Investment Management, LLC(5)
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class	Greystone Managed Investments Inc.
Investment Objective: Seeks capital growth.
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class	Jennison Associates LLC
Investment Objective: Seeks long-term growth of capital.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Multi-Manager Alternative Strategies - Service Class	Transamerica Multi-Manager Alternative Strategies VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return, consistent with appreciation of capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: Seeks to achieve long-term growth of capital.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers..
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica BlackRock Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA BlackRock Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective November 1, 2018, Transamerica Clarion Global Real Estate Securities VP advised by CBRE Clarion Securities LLC was renamed Transamerica BlackRock Global Real Estate Securities VP and is advised by BlackRock Investment Management, LLC.
(4)	Effective November 1, 2018, Transamerica AEGON Government Money Market VP advised by Aegon USA Investment Management, LLC was renamed Transamerica BlackRock Government Money Market VP and is advised by BlackRock Investment Management, LLC.
(5)	Effective November 1, 2018, Transamerica AB Dynamic Allocation VP advised by AllianceBernstein L.P. was renamed TA BlackRock Smart Beta 40 VP and is advised by BlackRock Investment Management, LLC.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income EdgeSM rider.  See Appendix - Transamerica Income EdgeSM Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Before 2/28/19	Post 3/1/19
AB Balanced Wealth Strategy Portfolio - Class B	√	√				A	A
AB Growth and Income Portfolio - Class B	√	√					A
American Funds - Asset Allocation FundSM - Class 2	√	√					A
American Funds - Bond FundSM - Class 2	√	√	√	√	√	C	A
American Funds - Growth FundSM - Class 2	√	√					A
American Funds - Growth-Income FundSM - Class 2	√	√					A
American Funds - International FundSM - Class 2	√	√					A
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√					A
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	√	√					A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	√	√					A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	√	√					A
State Street Total Return V.I.S. Fund - Class 3	√	√				A	A
TA 60/40 Allocation - Service Class	√	√				A	A
TA Aegon High Yield Bond - Service Class	√	√					A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	C	A
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√		√	B	A
TA Barrow Hanley Dividend Focused - Service Class	√	√					A
TA BlackRock Equity Smart Beta 100 - Service Class	√	√					A
TA BlackRock Global Allocation - Service Class	√	√				A	A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√		√	B	A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√				A	A
TA BlackRock Global Real Estate Securities - Service Class	√	√					A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	C	A
TA BlackRock Smart Beta 40- Service Class	√	√	√		√	C	A
TA BlackRock Smart Beta 50 - Service Class	√	√	√		√	B	A
TA BlackRock Smart Beta 75 - Service Class	√	√				A	A
TA BlackRock Tactical Allocation - Service Class(1)	√	√				B	A
TA Greystone International Growth - Service Class	√	√					A
TA International Equity Index - Service Class	√	√					A
TA Janus Balanced - Service Class	√	√				A	A
TA Janus Mid-Cap Growth - Service Class	√	√					A
TA Jennison Growth - Service Class	√	√					A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	C	A

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Before 2/28/19	Post 3/1/19
TA JPMorgan Asset Allocation - Growth - Service Class	√	√					A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√	√		√	B	A
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	√	√				A	A
TA JPMorgan Core Bond - Service Class	√	√	√	√	√	C	A
TA JPMorgan Enhanced Index - Service Class	√	√					A
TA JPMorgan International Moderate Growth - Service Class(1)	√	√				A	A
TA JPMorgan Mid Cap Value - Service Class	√	√					A
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√	√	C	A
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	√	B	A
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√				A	A
TA Levin Large Cap Value - Service Class	√	√					A
TA Madison Diversified Income - Service Class	√	√	√	√	√	B	A
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√	B	A
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√	C	A
TA Managed Risk - Growth ETF - Service Class(1)	√	√				A	A
TA Market Participation Strategy - Service Class(1)	√	√	√			B	A
TA Morgan Stanley Capital Growth - Service Class	√	√					A
TA Multi-Managed Balanced - Service Class	√	√				A	A
TA Multi-Manager Alternative Strategies - Service Class	√	√					A
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			B	A
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√	√	C	A
TA PIMCO Tactical - Growth - Service Class(1)	√	√				A	A
TA PIMCO Total Return - Service Class	√	√	√	√	√	C	A
TA PineBridge Inflation Opportunities - Service Class	√	√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	√	B	A
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√				A	A
TA Small Mid Cap Value - Service Class	√	√					A
TA T. Rowe Price Small Cap - Service Class	√	√					A
TA Torray Concentrated Growth - Service Class	√	√					A
TA TS&W International Equity - Service Class	√	√					A
TA U.S. Equity Index - Service Class	√	√					A
TA WMC US Growth - Service Class	√	√					A

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Before 2/28/19	Post 3/1/19
Fixed Account	√	√	√	√	√	C	A
(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
TRANSAMERICA INCOME EDGESM Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income EdgeSM rider.
	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Wealth Strategy Portfolio - Class B		√
AB Growth and Income Portfolio - Class B		√
American Funds - Asset Allocation FundSM - Class 2		√
American Funds - Bond FundSM - Class 2	√
American Funds - Growth FundSM - Class 2		√
American Funds - Growth-Income FundSM - Class 2		√
American Funds - International FundSM - Class 2		√
Fidelity ® VIP Balanced Portfolio - Service Class 2		√
Fidelity ® VIP Contrafund® Portfolio - Service Class 2		√
Fidelity ® VIP Mid Cap Portfolio - Service Class 2		√
Fidelity ® VIP Value Strategies Portfolio - Service Class 2		√
State Street Total Return V.I.S. Fund - Class 3		√
TA 60/40 Allocation - Service Class		√
TA Aegon High Yield Bond - Service Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA Barrow Hanley Dividend Focused - Service Class		√
TA BlackRock Equity Smart Beta 100 - Service Class		√
TA BlackRock Global Allocation - Service Class		√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		√
TA BlackRock Global Real Estate Securities - Service Class		√
TA BlackRock Government Money Market - Service Class	√
TA BlackRock Smart Beta 40- Service Class		√
TA BlackRock Smart Beta 50 - Service Class		√
TA BlackRock Smart Beta 75 - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Greystone International Growth - Service Class		√
TA International Equity Index - Service Class		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA Jennison Growth - Service Class		√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)		√
TA JPMorgan Asset Allocation - Growth - Service Class		√
TA JPMorgan Asset Allocation - Moderate - Service Class(1)		√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)		√

TRANSAMERICA INCOME EDGESM Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA JPMorgan Core Bond - Service Class	√
TA JPMorgan Enhanced Index - Service Class		√
TA JPMorgan International Moderate Growth - Service Class(1)		√
TA JPMorgan Mid Cap Value - Service Class		√
TA JPMorgan Tactical Allocation - Service Class		√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		√
TA Levin Large Cap Value - Service Class		√
TA Madison Diversified Income - Service Class		√
TA Managed Risk - Balanced ETF - Service Class(1)		√
TA Managed Risk - Conservative ETF - Service Class(1)		√
TA Managed Risk - Growth ETF - Service Class(1)		√
TA Market Participation Strategy - Service Class(1)		√
TA Morgan Stanley Capital Growth - Service Class		√
TA Multi-Managed Balanced - Service Class		√
TA Multi-Manager Alternative Strategies - Service Class		√
TA PIMCO Tactical - Balanced - Service Class(1)		√
TA PIMCO Tactical - Conservative - Service Class(1)		√
TA PIMCO Tactical - Growth - Service Class(1)		√
TA PIMCO Total Return - Service Class	√
TA PineBridge Inflation Opportunities - Service Class	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA Small Mid Cap Value - Service Class		√
TA T. Rowe Price Small Cap - Service Class		√
TA Torray Concentrated Growth - Service Class		√
TA TS&W International Equity - Service Class		√
TA U.S. Equity Index - Service Class		√
TA WMC US Growth - Service Class		√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2018. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.840085 $11.351436 $11.109585 $11.211641 $10.700276 $10.000000	$11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276	867.634 867.744 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.123955 $13.869339 $12.738505 $12.813021 $11.960652 $10.000000	$14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652	5,611.267 5,690.067 6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.817845 $12.164015 $11.375752 $11.479805 $11.145519 $10.000000	$12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519	3,515.987 16,060.536 6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.805075 $9.677889 $9.619219 $9.816105 $9.540899 $10.000000	$9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899	1,968.460 2,315.813 2,753.438 75.330 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.495471 $13.953462 $13.039953 $12.486969 $11.775513 $10.000000	$17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513	2,703.956 4,991.421 3,818.213 1,730.216 1,587.796 363.553	377.405 511.962 578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596783 $13.875894 $12.731033 $12.840468 $11.876212 $10.000000	$15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212	4,151.241 6,342.683 4,736.624 4,029.143 1,202.372 220.186	381.109 516.986 584.374 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.001045 $10.066536 $9.948674 $10.662829 $11.208331 $10.000000	$11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331	0.000 1,356.263 226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.999539 $12.299288 $11.728514 $11.922483 $11.055665 $10.000000	$13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665	5,873.064 10,369.927 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.135679 $13.538075 $12.819798 $13.024664 $11.900768 $10.000000	$14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768	4,393.219 6,506.031 7,424.491 7,971.615 4,747.222 592.324	192.632 261.312 295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.003053 $13.543837 $12.344767 $12.802693 $12.318322 $10.000000	$13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322	1,243.470 2,803.855 3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.487533 $12.410653 $11.586377 $12.210010 $11.694967 $10.000000	$11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967	0.000 927.525 924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.350480 $10.952466 $10.553741 $10.935350 $10.638836 $10.000000	$11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989111	$9.519685	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.257156 $10.711362 $9.501685 $10.129161 $9.974176 $10.000000	$10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176	2,205.044 6,818.989 4,130.259 2,682.018 6,672.856 81.067	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	843.307 2,664.402 3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	0.000 0.000 7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.124577 $9.900717 $9.491668 $9.999452	$10.268296 $11.124577 $9.900717 $9.491668	28,520.235 11,930.135 11,705.767 3,644.894	0.000 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.294716 $13.435746 $11.961213 $12.689079 $11.564972 $10.000000	$13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972	1,358.952 1,483.883 1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.593255 $10.425324 $9.998361	$11.685225 $12.593255 $10.425324	0.000 1,055.169 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.719020 $10.533775 $10.277358 $10.615269 $10.653324 $10.000000	$10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324	9,897.337 1,952.247 1,513.068 1,037.640 853.851 154.086	365.221 495.434 560.012 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.169694 $9.221302 $9.372257 $9.900643 $9.998356	$9.193437 $10.169694 $9.221302 $9.372257 $9.900643	1,324.111 1,320.229 1,292.287 1,289.919 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.169694 $9.221302 $9.372257 $10.221534	$9.193437 $10.169694 $9.221302 $9.372257	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.373858 $8.978574 $9.176779 $9.860758 $9.998356	$9.133758 $10.373858 $8.978574 $9.176779 $9.860758	7,219.7400 2,100.883 331.926 1,560.543 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.373858 $8.978574 $9.176779 $10.211629	$9.133758 $10.373858 $8.978574 $9.176779	N/A	1,378.595 1,333.659 1,445.011 1,408.156
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.573491 $9.716300 $9.870653 $10.158628 $9.147694 $10.000000	$9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.111758 $9.294840 $9.481595 $9.672635 $9.867524 $10.000000	$9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524	423.827 508.421 534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.938439 $10.188799 $10.191264 $10.440900 $10.110268 $10.000000	$10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268	0.000 0.000 741.614 1,903.728 819.169 826.866	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.183885 $10.110246 $9.998361	$10.673613 $11.183885 $10.110246	1,815.948 1,842.428 0.000	223.483 229.333 540.487
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.770769 $10.179177 $9.998361	$11.085326 $11.770769 $10.179177	970,107 970.229 0.000	0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.949711 $10.915298 $10.614233 $10.842138 $10.527416 $10.000000	$11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416	6,940.640 14,364.159 22,060.698 22,426.368 13,741.737 8,216.815	0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.224169 $9.820312 $10.031546 $10.259096 $11.065013 $10.000000	$9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013	1,650.493 2,801.671 1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.990334 $9.998233	$9.224462 $10.990334	0.000 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.242014 $11.572264 $11.338348 $11.553260 $10.930754 $10.000000	$12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754	7,097.284 3,913.745 4,446.074 4,920.351 343.980 137.441	225.706 306.178 346.088 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.462572 $10.667907 $11.139420 $11.995798 $12.270186 $10.000000	$13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186	911.530 1,896.459 870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.815817 $14.110265 $14.673567 $13.472935 $12.519543 $10.000000	$18.231175 $18.815817 $14.110265 $14.673567 $13.472935 $12.519543	932.793 1,671.356 1,035.509 1,005.024 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.288558 $10.230430 $10.005840 $10.431669 $10.438955 $10.000000	$10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955	5,936.380 3,727.012 3,882.503 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 10,323.211
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.991627 $11.476354 $11.063534 $11.531143 $11.484188 $10.000000	$12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.903682 $11.016039 $10.576565 $11.069107 $11.022930 $10.000000	$11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930	3,550.179 5,181.593 1,578.649 1,986.965 18,439.491 204.597	200.233 201.289 497.726 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.016376 $10.556675 $10.231557 $10.703314 $10.641818 $10.000000	$11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818	69,391.671 47,909.403 41,113.673 42,229.651 56,461.426 16,686.054	0.000 0.000 0.000 0.000 0.000 10,180.865

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.833110 $9.699460 $9.695105 $9.857938 $9.568838 $10.000000	$9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838	4,612.199 4,927.948 5,130.765 0.000 0.000 0.000	1,034.852 1,047.722 1,138.779 901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.480659 $13.915519 $12.775071 $13.079512 $11.708139 $10.000000	$15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139	0.000 0.000 822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.610713 $9.750970 $9.841456 $10.233246 $10.522939 $10.000000	$10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939	1,332.193 1,505.648 1,965.908 7,138.794 4,240.944 725.569	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.457693 $13.931721 $12.436753 $13.072133 $11.597940 $10.000000	$13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940	3,776.648 3,762.436 5,455.894 4,648.338 3,386.022 0.000	190.315 258.168 291.820 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.104101 $10.439813 $10.221678 $10.470186 $10.050472 $10.000000	$10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472	3,745.217 9,631.801 14,541.061 4,518.188 9,717.412 4,731.853	3,820.699 2,840.653 815.912 851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.039653 $10.194933 $10.470428 $10.908462 $10.258624 $10.000000	$10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624	4,521.953 19,972.175 21,584.546 11,306.601 7,219.733 869.397	1,448.535 1,482.317 1,778.196 1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.603851 $10.456470 $10.773620 $11.325279 $10.680532 $10.000000	$10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532	4,835.354 6,402.510 7,209.680 3,921.751 1,918.768 140.573	1,156.550 1,196.964 1,230.940 1,199.251 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969631	$8.925723	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.703863 $11.227737	$11.384399 $11.703863	0.000 0.000	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.653073 $10.449462 $10.303895 $10.701436 $10.442550 $10.000000	$10.901814 $11.653073 $10.479462 $10.303895 $10.701436 $10.442550	70,702.793 56,440.183 60,117.537 55,187.371 15,615.370 7,279.588	2,961.668 2,118.936 260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.367219 $10.443991 $10.237170 $10.516279 $10.194356 $10.000000	$10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356	17,501.826 22,098.596 23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.543781 $10.801234 $10.527299 $11.131179 $10.922306 $10.000000	$11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306	7,326.369 16,513.897 15,471.686 13,691.621 8,488.078 3,027.932	0.000 21,458.457 21,831.589 22,230.640 22,601.082 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.075550 $11.118740 $10.889571 $11.481729 $10.841461 $10.000000	$11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461	1,597.306 2,101.879 1,319.852 2,408.214 530.539 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.653699 $14.706446 $15.387895 $14.085816 $13.584149 $10.000000	$21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149	4,217.840 5,983.458 6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.516019 $12.114347 $11.481522 $11.720834 $10.821553 $10.000000	$12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553	200,767.557 207,607.674 223,316.603 65,415.663 13,119.061 0.000	3,861.354 3,918.912 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.115632	$9.260336	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.915993 $10.849909 $10.503387 $10.995509 $10.402930 $10.000000	$10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930	8,396.544 16,544.904 19,246.318 19,165.359 9,886.033 2,467.270	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.541701 $10.665534 $10.364472 $10.798112 $10.132325 $10.000000	$10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325	605.974 607.012 66.454 67.904 0.000 0.000	3,620.588 2,750.014 802.522 833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.284934 $10.914140 $10.616795 $11.219019 $10.757765 $10.000000	$11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765	11,761.571 5,840.877 4,418.622 3,528.776 503.364 292.601	1,111.927 1,131.771 1,198.515 1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.822886 $9.575956 $9.532978 $9.675483 $9.460432 $10.000000	$9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432	8,305.985 16,306.599 17,082.277 2,848.335 1,520.942 0.000	521.506 662.540 886.871 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.794863 $8.699662 $8.549785 $8.979971 $8.862005 $10.000000	$8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005	83.880 881,973. 853.240 993.203 802.137 0.000	1,152.612 1,176.759 1,277.199 1,017.579 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.857075 $9.915835 $9.854655 $10.296821 $10.139188 $10.000000	$10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188	0.000 0.000 740.248 777.955 817.661 825.344	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.725266 $9.942588 $9.947237 $10.857726 $10.730995 $10.000000	$10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995	2,000.621 1,452.977 2,339.147 1,229.597 695.512 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.222243 $9.916596 $9.900223 $10.551556 $10.389003 $10.000000	$10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003	2,555.197 27,658.957 35,228.770 34,628.474 29,956.423 8,800.497	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.886441 $14.060907 $11.873751 $12.454065 $12.108297 $10.000000	$13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297	3,594.973 8,387.507 5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.404338 $14.550591 $13.372482 $13.354847 $12.823910 $10.000000	$15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910	3,548.243 8,611.188 9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.645255 $12.828480 $12.290874 $12.773695 $11.874312 $10.000000	$14.741073 $15.645255 $12.828480 $12.290874 $12.773695 $11.874312	0.000 0.000 1,452.419 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.221146 $10.164157 $10.290106 $10.389993 $11.202665 $10.000000	$10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.157940 $9.998233	$10.374435 $11.157940	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.175435 $13.596977 $13.527175 $12.944696 $11.915368 $10.000000	$16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368	715.093 715.183 0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732	28,657.453 6,380.607 0.000 0.000 2,670.490 0.000

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.775458 $14.308066 $13.030577 $12.995901 $12.028720 $10.000000	$15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720	149,009.605 164,611.425 138,862.092 123,470.356 92,791.945 35,314.073	36,996.025 32,453.369 31,632.581 27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	981,904.031 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893	64,067.036 35,117.407 11,607.906 7,769.297 4.304 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.201452 $9.984156 $9.839875 $9.956305 $9.595288 $10.000000	$9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288	1,548,811.031 1,475,335.846 1,337,423.821 957,268.026 552,968.936 146,080.294	227,727.906 215,679.081 197,584.875 116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439	41,881.437 37,703.650 20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149	29,846.367 21,060.948 11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.526456 $10.385062 $10.176872 $10.815068 $11.272124 $10.000000	$11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124	430,086.104 282,731.238 208,072.831 163,772.248 114,327.791 16,463.971	39,896.198 26,881.339 15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916	102,017.276 54,568.256 31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.787722 $13.966380 $13.113758 $13.210576 $11.968514 $10.000000	$15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514	628,942.932 529,654.783 492,381.196 426,751.229 311,539.859 100,871.307	73,167.056 67,017.902 56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.649803 $13.972369 $12.627883 $12.985456 $12.388426 $10.000000	$14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426	349,384.947 275,430.553 177,601.004 163,561.017 105,849.851 32,322.823	31,662.363 27,955.072 24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.073041 $12.803346 $11.852103 $12.384321 $11.761540 $10.000000	$12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540	173,883.158 137,962.027 124,980.079 112,986.456 71,885.942 35,644.269	10,844.551 7,722.919 5,749.821 11,039.005 4,860.226 7,281.608

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.849623 $11.299003 $10.795776 $11.091476 $10.699427 $10.000000	$11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427	143,364.540 69,980.599 50,166.062 28,308.074 9,930.760 6,653.874	8,909.178 8,018.112 2,431.667 2,379.108 778.524 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989344	$9.574171	36,469.916	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.712137 $11.050257 $9.719621 $10.273798 $10.031013 $10.000000	$11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013	320,302.705 362,641.644 365,057.050 264,491.006 130,725.778 46,472.543	43,207.303 34,852.611 25,867.811 15,260.354 10,356.867 7,044.338
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110	119,025.882 131,213.501 192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	0.000 0.000 0.000 0.000 0.000 0.000	3,833.130 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.379435 $10.042113 $9.545989 $9.999685	$10.593713 $11.379435 $10.042113 $9.545989	10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571	908,918.444 739,979.650 473,940.331 96,829.920
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513	37,113.265 32,486.106 31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.785227 $10.494991 $9.999057	$11.965214 $12.785227 $10.494991	78,698.880 64,953.339 43,869.130	1,403.735 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068	382,499.7432 344,653.731 249,427.097 61,131.146 19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.444947 $9.390991 $9.464171 $9.913106 $9.999055	$9.523349 $10.444947 $9.390991 $9.464171 $9.913106	3,861,812.717 2,866,590.117 2,448,449.410 1,453,971.420 76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.444947 $9.390991 $9.464171 $10.263258	$9.523349 $10.444947 $9.390991 $9.464171	N/A	261,317.666 138,707.744 115,675.498 82,475.437
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.654636 $9.143803 $9.266777 $9.873176 $9.999055	$9.461542 $10.654636 $9.143803 $9.266777 $9.873176	2,895,131.098 2,793,643.617 2,684,953.898 2,064,832.775 92,576.759	N/A

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.654636 $9.143803 $9.266777 $10.253316	$9.461542 $10.654636 $9.143803 $9.266777	N/A	203,254.045 209,297.122 183,600.415 78,669.375
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930	27,620.095 29,886.976 23,432.152 22,376.797 21,172.153 2,560.342
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	214,373.622 93,020.599 515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.380554 $10.511182 $10.425007 $10.589984 $10.167870 $10.000000	$10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870	1,313,794.770 1,159,911.467 1,296,566.839 1,080,862.218 623,127.531 268,509.728	128,775.408 116,439.464 100,139.594 70,004.737 32,762.921 14,090.541
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.354430 $10.177835 $9.999057	$10.929402 $11.354430 $10.177835	1,493,863.665 542,728.859 388,732.490	83,880.203 22,016.079 3,180.765
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.950233 $10.247219 $9.999057	$11.350954 $11.950233 $10.247219	547,226.258 203,066.232 180,001.729	50,061.605 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.432659 $11.260647 $10.857672 $10.996952 $10.587385 $10.000000	$11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385	7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867	954,468.899 984,218.848 850,758.710 640,436.437 431,236.557 150,960.379
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612	42,726.160 34,642.124 27,841.382 11,797.477 10,139.958 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.053172 $9.998932	$9.356901 $11.053172	83,922.555 67,036.481	867.438 336.353
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.777202 $11.938410 $11.598380 $11.718211 $10.993018 $10.000000	$13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018	7,090,272.105 6,453,570.890 5,627,498.505 4,122,918.223 2,168,929.879 605,286.567	745,422.044 700,842.517 529,204.466 293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664	12,952.125 12,057.605 8,956.409 9,836.012 7,724.044 0.000

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.576085 $14.556655 $15.010012 $13.665247 $12.590808 $10.000000	$19.130699 $19.576085 $14.556655 $15.010012 $13.665247 $12.590808	223,827.119 181,271.737 160,609.751 140,885.905 81,827.659 51,653.070	19,423.430 13,864.642 12,488.118 7,744.916 3,126.294 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.744831 $10.554151 $10.235360 $10.580640 $10.498423 $10.000000	$11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423	3,420,681.390 3,509,521.322 3,349,856.936 2,984,921.195 1,928,571.581 785,477.811	243,501.115 245,002.589 248,346.991 177,112.121 107,274.427 13,158.362
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.557080 $11.839475 $11.317279 $11.695770 $11.549567 $10.000000	$12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567	194,361.304 163,435.525 81,192.541 94,099.758 36,543.476 2,468.009	23,846.406 16,953.812 10,602.006 7,185.573 1,571.040 5,258.281
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.425178 $11.364591 $10.819148 $11.227145 $11.085692 $10.000000	$12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692	11,595,711.062 10,944,980.751 9,047,990.197 7,018,551.500 4,197,855.111 1,507,985.665	676,758.853 655,497.757 572,781.176 477,975.276 365,069.978 85,215.629
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.502039 $10.890701 $10.466234 $10.856149 $10.702435 $10.000000	$11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435	25,011,917.348 21,275,906.716 20,600,851.837 19,562,323.435 16,886.380.920 5,462,160.802	1,372,648.352 1,287,145.736 1,314,864.912 1,229,185.209 1,106,523.523 400,013.153
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.230589 $10.006379 $9.917483 $9.998717 $9.623381 $10.000000	$10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381	1,791,305.006 1,731,131.639 1,712,205.303 1,210,251.369 655,763.289 199,980.549	246,180.294 212,450.655 186,538.031 115,642.878 78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.146612 $14.355718 $13.067996 $13.266196 $11.774789 $10.000000	$15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789	158,243.703 133,747.154 105,740.003 70,126.307 40,675.593 20,179.528	8,524.337 5,752.607 4,432.723 2,807.748 663.236 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.079938 $10.059488 $10.067158 $10.379348 $10.582852 $10.000000	$10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852	3,491,680.387 3,254,401.548 2,765,579.377 2,481,388.175 1,482,653.871 545,902.099	275,515.743 265,916.412 246,354.672 218,118.771 166,273.306 46,261.476
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.082330 $14.372441 $12.721939 $13.258726 $11.663974 $10.000000	$13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974	255,590.631 193,800.939 145,199.336 88,619.657 60,493.765 31,965.230	20,946.852 21,878.819 22,528.118 14,411.224 6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.552910 $10.770135 $10.456119 $10.619703 $10.107747 $10.000000	$11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747	8,820,040.201 8,984,307.211 9,385,638.157 7,927,091.042 4,822,103.114 1,755,876.651	632,793.511 662,491.745 643,280.579 522,078.436 357,122.600 83,305.130

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.485905 $10.517546 $10.710585 $11.064219 $10.317071 $10.000000	$10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071	11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954	655,532.980 695,820.301 746,852.539 757,872.315 428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.072850 $10.787335 $11.020711 $11.486977 $10.741367 $10.000000	$11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367	4,292,261.477 4,562,478.889 4,902,835.025 4,432,074.260 1,630,313.399 534,123.874	464,720.673 495,914.557 553,370.880 453,444.882 222,144.139 68,654.884
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969864	$8.976821	5,555.452	17.261
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$12.127279 $11.576938	$11.897505 $12.127279	1,845,229.531 1,340,325.844	18,748.593 10,933.462
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,217,683.031 3,262,583.334 3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	434,666.576 498,804.300 491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,431,073.877 4,455,479.793 4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.563616 $11.470549 $11.139325 $11.645646 $10.903208 $10.000000	$12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208	3,807,675.652 4,041,185.565 4,542,652.112 4,503,750.020 3,695,013.317 992,195.452	211,873.643 245,326.716 248,371.369 234,967.166 212,258.917 106,705.872
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.488070 $15.171617 $15.740648 $14.286806 $13.661415 $10.000000	$22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415	197,068.404 124,873.614 100,597.238 52,384.127 37,151.629 17,726.290	7,902.653 8,516.485 8,250.140 5,912.973 3,776.684 1,728.342
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.062241 $12.497609 $11.744808 $11.888160 $10.883184 $10.000000	$13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184	8,082,557.605 8,266,653.980 6,011,438.332 613,810.316 31,679.289 12,212.154	1,942,455.859 1,892,914.028 1,600,191.410 25,697.618 3,915.953 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$10.138617 $9.789562 $9.706968 $10.402812 $10.221398 $10.000000	$9.558114 $10.138617 $9.789562 $9.706968 $10.402812 $10.221398	49,618.314 48,382.683 41,236.934 32,355.653 11,466.650 2,592.569	316.796 341.051 0.000 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.397603 $11.193211 $10.744289 $11.152500 $10.462191 $10.000000	$11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191	5,828,468.015 6,193,648.375 6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677	372,310.528 344,966.940 362,355.290 312,740.979 217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.008215 $11.003018 $10.602192 $10.952289 $10.190054 $10.000000	$11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054	2,789,616.154 3,026,916.356 3,000,803.860 2,187,278.834 828,513.026 318,136.507	174,813.748 197,295.594 163,296.900 107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.781448 $11.259471 $10.860289 $11.379196 $10.819034 $10.000000	$11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034	3,036,080.606 3,193,268.190 2,958,312.185 2,104,820.788 1,025,743.646 399,652.809	406,367.949 412,626.456 369,246.132 299,063.857 150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.219953 $9.878967 $9.751636 $9.813662 $9.514350 $10.000000	$9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350	4,078,328.756 3,837,609.038 3,603,596.701 2,789,151.344 2,057,386.825 999,005.652	408,032.862 385,040.793 345,262.575 219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.150423 $8.974997 $8.745946 $9.108264 $8.912553 $10.000000	$8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553	1,349,067.925 1,313,308.475 1,197,959.560 992,524.423 634,739.686 245,406.237	125,339.375 109,482.854 93,302.852 69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.295935 $10.229619 $10.080716 $10.443870 $10.196963 $10.000000	$10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963	2,128,820.189 2,275,464.773 2,529,250.172 2,516,500.446 1,956,366.926 986,485.934	148,787.888 168,217.273 180,744.514 164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.199194 $10.257227 $10.175414 $11.012768 $10.792110 $10.000000	$11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110	3,620,948.511 3,694,135.980 3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547	315,999.003 355,541.841 366,213.855 396,706.155 277,093.187 111,560.626
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.675842 $10.230394 $10.127307 $10.702212 $10.448174 $10.000000	$11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174	10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901	690,762.959 713,159.092 679,650.913 688,579.617 551,094.701 253,611.218
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.528450 $14.505763 $12.146057 $12.631853 $12.177203 $10.000000	$14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203	182,603.274 140,464.752 106,399.063 76,068.916 54,971.042 18,193.980	27,247.225 26,697.259 24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237	36,872.771 29,643.857 29,151.814 16,964.161 12,915.262 7,173.521

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.277479 $13.234335 $12.572718 $12.956027 $11.941909 $10.000000	$15.468469 $16.277479 $13.234335 $12.572718 $12.956027 $11.941909	41,624.542 33,474.028 32,624.463 29,094.605 18,934.105 5,936.209	10,460.608 11,391.602 8,153.055 4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827	12,867.822 14,583.898 10,284.983 9,422.672 7,872.892 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.221729 $9.998932	$10.523344 $11.221729	200,223.280 87,853.517	65,287.850 997.476
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.869453 $14.027132 $13.837347 $13.129488 $11.983201 $10.000000	$17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201	196,087.946 131,660.198 99,262.203 37,981.151 21,928.432 2,268.861	17,332.848 9,876.924 12,491.758 5,988.011 2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	66.136 64.970 65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.199291 $13.920262 $12.772544 $12.834412 $11.968644 $10.000000	$14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644	60,554.714 24,376.214 22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.850921 $9.713438 $9.644934 $9.832499 $9.547280 $10.000000	$9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280	12,804.503 14,690.140 16,226.527 13,550.909 11,256.709 1,815.406	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.061780 $10.103487 $9.975250 $10.680630 $11.215808 $10.000000	$11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808	85,308.579 72,016.486 61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.211056 $13.587771 $12.854041 $13.046409 $11.908722 $10.000000	$14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722	17,739.753 18,826.183 20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.077840 $13.593573 $12.377761 $12.824063 $12.326543 $10.000000	$13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543	24,072.052 25,002.520 21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.555222 $12.456220 $11.617339 $12.230390 $11.702776 $10.000000	$11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776	14,871.276 15,322.407 15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.408182 $10.992667 $10.581922 $10.953594 $10.645948 $10.000000	$11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948	5,840.129 6,886.700 7,588.397 2,958.721 4,200.287 550.217	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989138	$9.526088	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.309743 $10.750689 $9.527080 $10.146079 $9.980853 $10.000000	$10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853	8,706.002 16,435.752 13,683.032 12,482.790 7,902.719 287.883	1,761.553 1,761.745 1,761.943 1,762.157 1,762.369 1,762.588
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	6,168.349 0.000 7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.154275 $9.917245 $9.498051 $9.999480	$10.306079 $11.154275 $9.917245 $9.498051	80,612.847 94,126.878 59,336.296 4,255.608	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.615676 $10.433489 $9.998443	$11.717810 $12.615676 $10.433489	2,048.908 1,292.819 1,293.016	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.201699 $9.241117 $9.383040 $9.902116 $9.998439	$9.231656 $10.201699 $9.241117 $9.383040 $9.902116	18,522.841 42,620.600 44,543.920 43,359.222 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.201699 $9.241117 $9.383040 $10.226444	$9.231656 $10.201699 $9.241117 $9.383040	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.406521 $8.997858 $9.187326 $9.862222 $9.998439	$9.171735 $10.406521 $8.997858 $9.187326 $9.862222	22,978.259 4,507.112 1,729.897 12,388.665 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.406521 $8.997858 $9.187326 $10.216529	$9.171735 $10.406521 $8.997858 $9.187326	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168	627.911 627.979 628.050 628.126 628.202 628.281
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.989536 $10.226195 $10.218494 $10.458333 $10.117028 $10.000000	$10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028	11,849.520 12,323.552 15,478.177 15,634.474 16,357.190 3,239.238	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.203821 $10.118180 $9.998443	$10.703400 $11.203821 $10.118180	171.793 2.390 2,915.905	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.791738 $10.187153 $9.998443	$11.116236 $11.791738 $10.187153	4,206.444 4,652.082 5,135.445	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.005517 $10.955354 $10.642594 $10.860255 $10.534462 $10.000000	$11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462	40,341.229 69,219.580 78,983.422 60,781.056 43,907.891 9,529.686	8,451.443 8,660.937 8,862.451 9,076.293 9,284.186 0.000
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604	2,213.927 2,214.167 2,214.417 2,214.685 2,214.953 2,215.228
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.997715 $9.998315	$9.239950 $10.997715	966.422 658.294	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.303907 $11.614754 $11.368647 $11.572559 $10.938069 $10.000000	$13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069	73,133.653 74,486.167 59,166.221 49,816.031 32,783.435 6,600.572	0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.903726 $14.162075 $14.712773 $13.495430 $12.527909 $10.000000	$18.334800 $18.903726 $14.162075 $14.712773 $13.495430 $12.527909	10,287.785 10,961.534 11,541.849 11,886.641 8,448.449 846.776	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.341307 $10.267999 $10.032590 $10.449099 $10.445939 $10.000000	$10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939	16,581.212 18,686.618 18,591.073 17,918.589 10,973.040 1,519.090	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.057013 $11.518496 $11.093105 $11.550401 $11.491860 $10.000000	$12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860	43,694.427 43,680.340 44,233.208 44,956.410 31,917.221 2,392.175	0.000 0.000 0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.963982 $11.056483 $10.604829 $11.087576 $10.648942 $10.000000	$11.787536 $12.963982 $11.056483 $10.604829 $10.721200 $10.648942	368,996.918 420,324.581 415,923.412 328,686.896 251,113.564 173,290.957	8,203.429 8,594.813 9,250.590 10,482.944 10,710.281 13,241.008
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.072521 $10.595439 $10.258913 $10.721200 $11.030283 $10.000000	$11.210462 $12.072521 $10.595439 $10.258913 $11.087576 $11.030283	211,376.146 217,145.565 237,748.293 221,914.899 235,001.326 85,646.318	0.000 193.986 669.141 1,727.549 10,044.063 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.879065 $9.735073 $9.721015 $9.874394 $9.575240 $10.000000	$9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240	12,029.853 15,981.116 14,549.395 5,104.349 5,252.076 1,005.136	2,365.064 2,365.322 2,365.589 2,365.876 2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.557648 $13.966599 $12.809199 $13.101339 $11.715964 $10.000000	$15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964	70,782.370 70,782.370 72,049.553 2,150.606 7,061.914 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.664949 $9.786759 $9.867739 $10.250325 $10.529969 $10.000000	$10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969	20,067.242 20,184.517 20,261.118 19,199.829 5,371.619 3,903.920	8,545.438 8,756.945 8,960.425 12,568.084 9,386.223 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.529922 $13.982875 $12.469993 $13.093960 $11.605686 $10.000000	$13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686	23,378.338 27,094.248 17,391.410 28,333.408 15,708.208 3,547.942	525.326 525.383 525.443 525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.155971 $10.478119 $10.248971 $10.487665 $10.057197 $10.000000	$10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197	34,059.811 30,643.796 43,842.958 40,711.532 32,100.578 35,485.172	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.091262 $10.232375 $10.498420 $10.926676 $10.265484 $10.000000	$10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484	54,630.222 125,798.857 136,166.917 115,317.084 59,980.890 25,530.491	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.658071 $10.494866 $10.802412 $11.344192 $10.687674 $10.000000	$10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674	2,369.728 2,522.115 9,680.316 6,960.974 3,479.643 1,438.175	0.000 0.000 0.000 1,602.369 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969658	$8.931714	65,184.792	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.710661 $11.227768	$11.402478 $11.710661	13,701.961 2,569.559	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118	756.968 761.287 765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970	0.000 0.000 0.000 1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.131985 $11.159568 $10.918676 $11.500897 $10.848708 $10.000000	$11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708	75,955.179 85,467.252 99,337.135 104,387.475 123,894.119 31,497.804	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.750186 $14.760433 $15.429000 $14.109322 $13.593218 $10.000000	$21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218	38,445.320 16,083.991 11,395.656 10,874.295 9,517.292 1,952.504	500.378 500.092 500.149 500.209 500.269 500.331
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.579168 $12.158821 $11.512194 $11.740407 $10.828798 $10.000000	$12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798	25,648.047 226,081.157 223,355.809 1,333.858 1,378.199 1,040.155	1,109.314 1,109.435 1,109.560 1,109.694 1,109.828 1,109.966
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131062	$9.282922	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.971697 $10.889772 $10.531472 $11.013876 $10.409893 $10.000000	$10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893	58,325.943 94,971.948 102,519.460 90,093.825 81,603.570 43,359.072	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.595653 $10.704716 $10.392183 $10.816153 $10.139103 $10.000000	$10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103	18,024.553 18,016.761 15,688.425 16,990.580 11,043.253 2,180.229	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.342364 $10.954225 $10.645176 $11.237755 $10.764954 $10.000000	$11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954	42,443.460 43,188.008 45,913.541 282,128.339 14,290.073 556.157	0.000 0.000 0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.868801 $9.611129 $9.558465 $9.691647 $9.466752 $10.000000	$9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752	145,472.624 138,431.109 139,061.994 185,477.046 194,889.381 32,790.324	1,200.795 1,200.925 1,201.061 1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.835947 $8.731587 $8.572621 $8.994968 $8.867938 $10.000000	$8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938	5,176.240 5,455.889 8,848.154 9,352.760 11,661.024 8,649.772	620.319 620.387 620.458 620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.907839 $9.952261 $9.881016 $10.314031 $10.145981 $10.000000	$10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981	13,396.053 13,651.489 15,437.709 18,840.103 3,811.316 2,514.838	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.780071 $9.979113 $9.973829 $10.875866 $10.738168 $10.000000	$10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168	21,710.492 18,368.564 30,835.310 34,509.771 223,746.841 9,775.439	8,271.962 8,477.418 8,675.011 8,884.706 9,088.615 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.274671 $9.952995 $9.926665 $10.569164 $10.395937 $10.000000	$10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937	25,943.742 33,278.685 35,735.642 37,220.373 51,906.971 38,791.540	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.960659 $14.112515 $11.905464 $12.474849 $12.116373 $10.000000	$13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373	28,423.710 3,648.079 4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469	501.090 501.145 501.201 501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.718338 $12.875567 $12.323705 $12.795018 $11.882254 $10.000000	$14.824856 $15.718338 $12.875567 $12.323705 $12.795018 $11.882254	34,023.197 34,156.998 34,287.345 2,116.624 871.220 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	993.707 918.238 965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.165434 $9.998315	$10.391861 $11.165434	833.176 1,308.035	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.255687 $13.646902 $13.563320 $12.966311 $11.923333 $10.000000	$16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333	1,650.069 1,919.858 1,940.648 44,400.705 48,163.289 0.000	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.465566 $14.099849 $12.892265 $12.909499 $11.996639 $10.000000	$15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639	9,589.693 10,509.948 22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.013014 $9.838869 $9.735457 $9.890107 $9.569654 $10.000000	$9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654	65,326.467 70,946.518 89,728.456 87,723.434 32,949.609 5,569.473	8,907.549 9,628.437 12,396.673 10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	46,026.946 57.331.008 51,111.871 63,421.328 29,999.823 9,822.023	2,405.748 1.297.517 289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440	284.220 285.725 287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.276682 $10.233969 $10.068886 $10.743192 $11.242065 $10.000000	$11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065	34,356.489 55,489.906 49,936.372 51,991.508 17,623.802 6,137.813	0.000 2,069.400 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877	305.077 306.691 308.532 310.695 312.718 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.477563 $13.763096 $12.974545 $13.122735 $11.936588 $10.000000	$15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588	65,705.845 69,618.156 73,112.039 52,470.617 15,545.543 4,030.545	133.418 455.278 1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.342178 $13.768988 $12.493814 $12.899104 $12.355386 $10.000000	$13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386	17,239.636 17,056.492 16,577.710 21,509.127 7,244.043 3,171.412	0.000 161.915 325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.794522 $12.616969 $11.726267 $12.301966 $11.730167 $10.000000	$12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167	7,835.335 11,084.547 23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.612224 $11.134549 $10.681140 $11.017704 $10.670871 $10.000000	$11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871	7,055.780 7,649.037 2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989234	$9.548482	324.478	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.495713 $10.889413 $9.616416 $10.205471 $10.004232 $10.000000	$11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232	73,266.857 77,634.740 156,238.618 29,729.935 16,132.074 84,301.392	658.645 1,661.794 2,222.810 2,780.558 3,183.280 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540	526.065 552.428 585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	21,613.499 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.258741 $9.975299 $9.520377 $9.999575	$10.439269 $11.258741 $9.975299 $9.520377	115,192.694 139,238.271 64,295.601 13,296.823	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000	0.000 332.152 669.243 777.331 777.453 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.694494 $10.462139 $9.997730	$11.832590 $12.694494 $10.462139	2,444.114 0.000 0.000	0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608	0.000 1,956.829 1,987.534 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.314462 $9.310733 $9.420789 $9.907237 $9.998726	$9.366603 $10.314462 $9.310733 $9.420789 $9.907237	53,478.178 63,937.464 49,166.076 22,238.265 3,635.599	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.314462 $9.310733 $9.420789 $10.243593	$9.366603 $10.314462 $9.310733 $9.420789	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.521555 $9.065662 $9.224296 $9.867326 $9.998726	$9.305823 $10.521555 $9.065662 $9.224296 $9.867326	89,084.333 93,696.152 27,486.758 21,892.041 808.923	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.521555 $9.065662 $9.224296 $10.233669	$9.305823 $10.521555 $9.065662 $9.224296	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854	471.080 672.229 979.249 1,193.880 1,216.213 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	283,637.216 145,599.780 179,750.093 267,977.491 177,829.583 57,870.277	1,518.712 25,681.235 70,911.698 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.170257 $10.358183 $10.314323 $10.519547 $10.140718 $10.000000	$10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718	18,336.730 12,280.891 13,208.582 9,903.208 14,852.396 9,430.201	529.072 1,211.870 1,235.062 1,222.035 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.273830 $10.145964 $9.998730	$10.808244 $11.273830 $10.145964	69,764.143 71,159.022 67,475.295	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.865409 $10.215127 $9.998730	$11.225125 $11.865409 $10.215127	23,662.189 0.000 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.202933 $11.096738 $10.742386 $10.923812 $10.559125 $10.000000	$11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125	111,539.048 131,995.097 170,766.879 145,456.744 109,425.734 30,702.750	6,221.913 6,246.445 7,984.069 8,445.328 6,677.203 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.023551 $9.998603	$9.294321 $11.023551	2,458.336 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.522633 $11.764634 $11.475244 $11.640283 $10.963675 $10.000000	$13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675	103,710.927 135,254.524 136,626.769 92,080.294 120,296.791 19,062.820	9,111.047 10,333.539 12,330.354 7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927	0.000 0.000 189.288 178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.214443 $14.344791 $14.850690 $13.574386 $12.557212 $10.000000	$18.701869 $19.214443 $14.344791 $14.850690 $13.574386 $12.557212	17,303.217 18,388.788 14,929.452 5,671.512 552.452 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.527802 $10.400509 $10.126669 $10.510264 $10.470392 $10.000000	$10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392	139,350.672 156,551.470 176,370.578 169,174.858 88,596.478 22,048.721	990.945 2,023.132 1,129.945 3,139.988 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.288100 $11.667122 $11.197108 $11.617978 $11.518746 $10.000000	$12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746	21,494.508 22,051.280 18,886.927 15,933.930 483.900 146.083	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.177113 $11.199156 $10.704255 $11.152466 $11.056109 $10.000000	$12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109	174,517.556 193,487.306 158,958.680 131,727.992 127,852.270 77,657.082	34,067.959 34,631.359 35,210.815 35,832.760 36,394.358 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.271008 $10.732155 $10.355097 $10.783940 $10.673869 $10.000000	$11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869	398,765.607 400,580.073 433,109.054 457,959.874 410,630.463 132,252.082	962.144 3,510.996 3,569.883 4,088.988 1,022.259 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.041517 $9.860706 $9.812179 $9.932205 $9.597673 $10.000000	$9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673	67,571.585 100,734.395 100,490.665 106,918.268 38,124.746 5,378.683	2,129.025 5,430.559 8,694.268 10,410.415 9,610.275 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.829837 $14.146793 $12.929273 $13.177987 $11.743375 $10.000000	$15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375	8,513.052 16,530.104 9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.856737 $9.913060 $9.960266 $10.310315 $10.554614 $10.000000	$10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614	75,883.863 101,045.031 60,360.153 73,111.496 53,256.851 31,673.43	0.000 0.000 574.131 556.287 242.067 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.785200 $14.163268 $12.586881 $13.170557 $11.632849 $10.000000	$13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849	30,196.946 33,745.233 43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.339399 $10.613339 $10.345073 $10.549045 $10.080743 $10.000000	$10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743	161,510.290 177,557.857 186,613.713 183,539.037 104,355.949 66,087.751	8,464.506 9,585.193 11,644.093 9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.273637 $10.364433 $10.596853 $10.990632 $10.289523 $10.000000	$10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523	116,178.636 124,786.754 214,027.261 218,299.567 149,717.012 27,869.605	3,882.455 6,179.439 6,530.695 4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.849778 $10.630326 $10.903712 $11.410590 $10.712700 $10.000000	$11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700	71,522.634 84,387.190 89,877.823 76,613.626 100,166.539 39,877.094	308.473 2,440.394 2,653.203 858.953 1,047.496 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969754	$8.952729	931.348	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.903233 $11.389342	$11.630821 $11.903233	45,752.009 30,596.215	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525	14,832.122 15,673.726 18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072	1,054.578 1,727.511 1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547	5,267.638 5,762.733 7,048.273 799.486 149,063.309 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.331439 $11.303557 $11.021035 $11.568193 $10.874107 $10.000000	$11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107	84,692.181 110,339.846 117,475.359 108,779.796 124,778.925 37,368.919	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.091176 $14.950833 $15.573594 $14.191846 $13.625003 $10.000000	$22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003	10,445.290 9,825.624 10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.802416 $12.315698 $11.620118 $11.809098 $10.854138 $10.000000	$13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138	115,694.834 150,992.538 147,317.771 29,516.202 5,327.031 2,974.733	8,390.618 8,516.511 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.971654 $9.666834 $9.623585 $10.354805 $10.215014 $10.000000	$9.362962 $9.971654 $9.666834 $9.623585 $10.354805 $10.215014	3,739.021 3,952.341 8,399.518 11,223.868 5,964.134 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.168537 $11.030293 $10.630220 $11.078331 $10.434264 $10.000000	$11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264	118,336.243 129,951.949 166,131.972 146,988.935 116,215.786 41,882.250	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.786309 $10.842840 $10.489611 $10.879444 $10.162845 $10.000000	$11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845	100,475.037 111,333.210 93,465.257 75,831.021 43,398.269 13,289.079	5,831.258 6,389.236 6,955.768 589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.545269 $11.095568 $10.744969 $11.303506 $10.790157 $10.000000	$11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157	75,448.972 90,644.045 121,192.585 65,287.162 64,301.331 12,497.564	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.031074 $9.735160 $9.648092 $9.748372 $9.488936 $10.000000	$9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936	321,029.399 135,869.381 179,133.609 334,930.695 78,988.610 40,575.761	25,892.114 28,433.657 12,598.937 13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.981274 $8.844304 $8.653038 $9.047631 $8.888722 $10.000000	$8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722	26,151.021 32,758.485 34,229.119 30,022.819 29,546.822 3,909.024	1,481.897 1,601.573 1,612.076 1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.087205 $10.080708 $9.973675 $10.374400 $10.169739 $10.000000	$10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739	85,812.499 145,078.068 139,727.715 187,854.028 113,636.988 21,828.140	11,535.197 14,457.013 16,076.958 18,655.091 18,585.263 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.973757 $10.107891 $10.067354 $10.939516 $10.763305 $10.000000	$11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305	83,198.104 101,808.968 98,205.322 120,935.491 181,838.536 109,908.889	3,472.508 3,740.579 4,020.407 4,315.964 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.460075 $10.081462 $10.019770 $10.631028 $10.420282 $10.000000	$10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282	112,819.723 153,106.246 181,160.733 203,350.620 448,470.986 260,344.268	0.000 0.000 949.986 958.015 962.450 971.503
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.223083 $14.294641 $12.017108 $12.547857 $12.144720 $10.000000	$14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720	14,051.684 24,109.833 23,135.367 8,966.611 4,027.812 2,464.500	140.341 144.330 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.976763 $13.041728 $12.439251 $12.869880 $11.910049 $10.000000	$15.121713 $15.976763 $13.041728 $12.439251 $12.869880 $11.910049	1,332.779 992.904 257.730 378.394 193.601 198.556	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455	492.457 461.357 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.191651 $9.998603	$10.452981 $11.191651	968.172 5,181.442	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.539365 $13.822992 $13.690475 $13.042186 $11.951240 $10.000000	$17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240	10,616.644 11,631.165 9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000 0.000 0.000
L-Share – No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748	2,673.112 3,207.557 2,681.622 4,668.903 8,285.275 3,283.869

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	108,425.653 136,402.241 152,267.824 160,443.699 151,531.231 30,535.530	36,288.050 48,439.423 48,460.093 45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861	9,291.348 11,252.919 5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	246,619.038 307,183.701 328,182.100 336,145.838 273,898.421 68,273.201	29,767.201 33,042.428 39,686.120 44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	509,737.646 573,888.425 444,935.154 368,233.744 199,745.633 61,268.689	76,825.890 85,558.362 75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623	59,684.279 34,134.732 23,405.783 19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	311,504.094 348,477.787 296,832.160 280,693.682 169,039.393 32,094.277	81,162.945 107,209.361 80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215	57,498.257 15,215.500 9,318.948 10,357.981 13,453.705 1,847.105
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	477,395.585 552,957.936 537,849.388 523,199.437 304,049.444 81,347.031	113,304.784 96,115.796 93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	222,929.359 253,390.072 257,223.618 219,097.441 206,195.744 83,753.785	31,052.488 54,830.245 49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	142,699.728 175,191.426 180,780.575 178,766.989 123,245.933 49,713.463	9,208.804 18,645.113 18,914.206 13,016.198 8,908.250 5,504.695

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	31,260.155 34,966.989 33,736.458 39,974.074 37,745.862 9,092.358	893.370 900.769 908.425 952.221 960.284 732.635
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989152	$9.529288	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	300,681.858 391,439.183 372,498.550 307,625.670 294,977.180 195,118.293	8,684.399 14,494.201 16,268.541 20,226.528 2,053.186 15,287.601
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066	6,072.329 7,954.264 16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000	439,524.742 122,915.972 478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	971,387.182 776,849.430 438,505.663 103,968.948	128,757.125 170,124.661 76,511.841 43,301.801
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997	20,880.047 26,332.144 21,766.591 23,186.239 23,603.245 6,453.372
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	17,691.584 30,008.073 13,790.532	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030	161,039.260 206,340.766 181,332.847 161,307.416 173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841	222,338.210 243,866.514 213,634.578 158,136.200 4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.217721 $9.251011 $9.388423 $10.228890	$9.250812 $10.217721 $9.251011 $9.388423	N/A	4,184.196 3,220.760 10,954.437 1,351.212
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946	349,037.697 369,982.865 368,540.425 392,075.205 17,663.371	N/A

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.422856 $9.007495 $9.192601 $10.218976	$9.190755 $10.422856 $9.007495 $9.192601	N/A	37,341.041 16,184.362 16,619.908 30,672.289
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898	82,267.538 90,236.181 86,212.350 89,396.367 88,911.436 16,648.378
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180	46,332.335 30,922.832 115,811.529 29,952.964 24,837.700 95,562.423
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	172,330.291 207,710.521 306,650.679 336,477.596 149,814.109 87,419.820	72,754.605 80,442.769 85,655.987 113,440.933 105,763.039 29,544.161
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	46,230.394 34,585.059 29,792.686	5,648.635 3,767.933 16,935.535
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	37,467.809 0.000 0.000	37,277.252 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311 622,413.183	127,550.018 166,193.097 165,703.256 177,324.025 132,269.972 67,683.110
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989	16,936.237 22,542.693 20,589.681 21,136.268 17,333.970 6,627.012
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	1,913.650 1,913.650	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	1,207,429.944 1,501,652.972 1,479,847.465 1,336,940.830 730,541.910 283,387.831	181,784.865 193,236.162 183,503.267 150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762	24,557.532 33,683.117 33,033.523 34,653.585 34,595.793 10,760.839

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.947806 $14.188028 $14.732426 $13.506693 $12.532091 $10.000000	$18.386793 $18.947806 $14.188028 $14.732426 $13.506693 $12.532091	165,767.506 192,777.239 172,965.403 138,703.909 63,988.103 29,068.706	10,327.083 7,175.509 5,104.702 5,774.351 7,161.315 224.468
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	507,892.887 579,176.948 556,190.158 539,950.936 489,159.798 112,218.837	47,490.304 51,244.660 61,821.830 63,812.675 58,005.134 31,598.773
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	125,757.742 141,928.181 145,138.043 147,706.178 117,552.744 19,084.184	30,314.762 38,547.562 27,791.560 4,182.492 214.319 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	2,843,454.087 2,965,459.502 2,824,898.682 2,978,798.721 2,336,345.737 885,183.766	423,335.952 524,123.651 370,632.160 395,239.177 333,872.109 218,920.095
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	4,035,766.293 4,642,446.338 4,212,692.245 4,537,222.835 4,547,958.554 1,812,160.186	448,294.965 466,062.021 414,106.794 414,447.113 428,534.264 157,873.589
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	337,681.005 391,575.285 404,410.283 356,338.164 249,919.458 75,650.356	23,563.675 58,639.017 56,679.803 43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	120,209.923 131,017.369 133,310.241 122,790.919 119,833.474 106,018.564	12,947.439 26,912.459 45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	628,479.898 719,371.572 784,382.375 891,155.155 611,357.354 265,879.539	274,044.111 327,672.972 293,289.895 298,712.997 175,770.666 55,898.626
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	254,446.651 310,684.672 299,110.256 273,711.033 191,132.350 64,552.937	61,994.676 90,647.308 84,952.190 66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	1,086,965.099 1,236,009.143 1,611,550.399 1,536,007.541 1,100,174.502 591,414.118	97,255.566 116,971.056 128,715.629 130,866.803 124,206.970 49,622.847

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547 1,171,194.793 505,160.442	114,349.805 145,973.920 159,838.955 203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	951,575.498 1,199,157.180 1,539,685.735 1,725,348.621 1,048,124.518 464,201.951	287,427.541 263,594.449 444,880.675 413,289.245 210,760.230 30,827.475
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969672	$8.934715	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.737982 $11.250710	$11.434824 $11.737982	195,522.004 224,356.967	1,269.368 514.997
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	561,111.864 665,574.688 648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387	79,358.242 83,100.913 70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	726,263.222 823,270.713 765,687.520 796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	855,638.057 891,025.265 998,721.027 1,042,284.137 969,212.473 339,896.373	93,004.416 99,467.353 109,702.192 115,882.560 125,950.825 16,136.459
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	77,819.306 83,780.407 43,795.921 53,733.185 32,194.273 9,347.744	15,311.028 9,200.535 7,264.446 7,749.636 6,489.707 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	749,972.940 1,053,466.360 1,222,006.379 214,416.312 35,764.905 2,925.072	144,385.752 161,089.808 210,712.390 2,942.118 2,533.218 7.170
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131075	$9.287174	0.000	0.000

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	872,542.928 1,018,110.321 1,212,579.781 1,104,503.163 1,111,493.247 447,863.188	49,470.285 67,490.073 125,724.529 72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	233,262.905 248,863.193 268,052.240 216,520.881 197,003.768 63,851.665	24,404.330 26,388.192 34,896.609 14,784.489 14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	601,498.847 732,488.486 701,685.294 939,184.275 361,640.186 126,163.176	74,849.507 77,803.609 104,238.197 281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	733,433.743 855,823.078 877,052.902 855,911.939 695,135.185 406,244.058	123,739.007 158,547.688 179,600.327 150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	178,918.085 212,569.619 315,828.949 300,321.392 262,887.081 94,596.042	25,301.529 26,817.586 27,792.018 28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	212,576.531 242,898.786 253,863.733 270,923.798 220,958.529 145,292.804	30,346.122 31,099.507 36,209.741 41,751.028 45,720.281 19,152.741
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	1,102,426.020 1,228,909.166 1,349,737.774 1,471,942.755 1,624,608.196 556,119.893	449,977.832 523,256.404 516,905.159 575,410.723 483,253.655 201,574.461
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761 1,810,558.628 969,298.909	143,025.426 183,173.540 225,645.497 230,832.097 249,831.161 193,081.112
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	138,285.074 152,386.254 174,257.031 133,590.169 93,338.730 36,267.066	26,649.954 40,335.301 37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	213,557.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754	43,838.392 66,936.667 63,848.804 57,911.681 57,207.837 15,633.649

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.755005 $12.899171 $12.340155 $12.805686 $11.886217 $10.000000	$14.866909 $15.755005 $12.899171 $12.340155 $12.805686 $11.886217	27,684.067 42,818.209 41,464.006 49,820.000 29,753.079 17,600.467	15,642.570 16,285.180 18,471.343 18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029	21,034.069 27,689.222 23,633.717 24,793.661 27,907.096 10,715.341
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	832.626 4,642.269	6,541.819 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	76,003.035 85,194.874 97,923.113 108,455.891 71,042.619 35,679.078	28,247.828 17,770.182 19,004.724 17,288.377 18,539.715 8,665.049

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657	916.869 916.869 916.926 916.991 917.060 316.419
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	49,261.573 50,670.148 50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480	2,470.814 2,414.569 2,412.170 891.519 891.586 306.167
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	351,444.969 442,789.966 512,677.522 404,826.804 267,683.874 48,244.062	6,697.614 3,311.385 3,869.977 3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573	3,936.519 843.864 843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089	3,749.742 3,961.019 3,396.859 1,996.615 831.541 292.596

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	102,386.055 97,859.100 93,863.642 62,230.205 43,496.061 24,943.959	4,626.506 893.399 893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100	0.000 0.000 51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	83,774.828 89,803.595 76,826.234 73,398.074 33,327.644 10,840.127	5,349.670 4,793.119 4,554.938 8,405.314 3,996.322 874,845
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	70,046.645 68,086.405 72,320.811 79,593.785 58,450.028 35,108.203	4,183.510 4,219.069 4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	25,131.627 23,659.703 15,256.906 16,383.539 7,080.418 2,394.411	2,671.809 2,643.024 2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	9,257.148 8,851.425 4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	1,006.955	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	68,359.205 116,953.712 171,246.263 149,640.900 99,577.778 454,433.033	0.000 0.000 0.000 2,544.566 1,743.794 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127	4,792.771 4,255.891 8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,553,830.900 2,531,134.973 1,538,083.138 312,767.949	74,232.764 79,506.979 41,719.140 29,954.489

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318	6,465.922 6,867.381 2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	180.586 2,386.749 2,206.028	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946	24,140.813 25,597.739 16,879.171 9,834.841 5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	308,344.143 366,616.609 407,788.914 550,476.747 26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.330687 $9.320727 $9.426201 $10.246046	$9.386058 $10.330687 $9.320727 $9.426201	N/A	18,841.679 19,975.662 25,819.971 1,697.702
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	518,275.563 602,616.460 609,745.076 682,135.407 27,999.912	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.538100 $9.075395 $9.229595 $10.236118	$9.325147 $10.538100 $9.075395 $9.229595	N/A	8,984.441 8,529.487 8,686.007 5,545.949
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486	5,069.525 4,974.289 13,702.573 13,181.159 3,004.891 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323	35,822.637 40,697.435 37,098.281 69,487.436 177,092.938 20,842.924
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	269,964.785 300,292.530 333,998.457 316,221.857 233,040.756 105,114.053	15,194.777 19,442.929 34,620.010 49,708.571 38,716.121 2,202.988
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	160,758.914 109,724.215 121,401.258	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	40,984.215 110.217 0.000	0.000 0.000 0.000

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186 968,809.271	107,137.958 126,243.853 146,573.925 140,032.535 86,264.053 24,968.725
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885	5,117.161 4,583.938 4,405.566 4,113.192 1,140.702 854.495
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	913.445 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	1,828,724.343 2,096,588.668 2,044,531.267 1,739,313.614 922,108.414 278,846.205	43,483.576 48,108.956 38,232.629 32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075	2,304.017 2,479.574 2,245.743 1,273.012 1,181.460 1,176.849
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	37,167.103 39,422.144 37,002.240 18,106.338 10,443.257 6,832.618	3,196.769 842.484 4,692.741 4,493.731 3,834.095 3,834.403
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	805,611.611 1,013,614.984 1,094,806.862 1,159,925.012 621,632.024 285,473.261	21,278.166 25,718.681 25,948.682 77,128.335 28,961.841 36,537.062
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	126,496.303 128,928.642 68,597.209 49,792.778 29,903.644 18,915.919	541.360 507.291 536.502 545.879 542.513 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	3,997,645.220 4,489,919.334 4,335,761.945 4,571,391.860 3,683,756.801 1,764,489.987	202,401.343 218,576.150 226,066.033 228,939.774 198,981.466 129,102.681
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	6,395,913.668 7,315,679.463 7,579,996.726 7,996,618.555 7,757,462.638 3,258,183.934	331,813.805 365,123.639 440,299.391 390,159.713 327,030.171 113,366.040

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	256,544.674 323,509.562 388,303.437 377,916.004 132,289.095 58,277.786	19,374.499 15,378.952 15,079.019 12,284.602 9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	11,634.411 20,067.413 20,762.439 18,990.152 14,794.869 9,473.375	5,570.039 5,869.064 2,873.329 205.933 218.572 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	813,042.940 891,281.480 986,976.222 1,050,457.986 761,558.633 253,806.662	73,576.312 83,990.667 81,981.965 75,913.435 55,046.121 18,175.270
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	45,455.516 59,210.833 47,384.756 48,363.104 13,718.975 8,222.901	1,381.396 1,328.954 1,318.761 549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	2,058,599.384 2,505,750.433 2,772,824.326 2,408,546.059 1,901,607.683 902,505.293	201,703.047 210,969.689 227,977.717 217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138	186,436.660 203,262.711 211,333.233 197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,149,886.955 1,326,079.203 1,540,714.791 1,704,301.320 932,814.082 287,278.458	91,404.550 105,357.617 108,036.703 541,698.274 193,592.776 35,401.322
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.930999 $11.412629	$11.663820 $11.930999	400,379.216 351,484.283	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,478,018.517 13,036,082.049 14,581,221.436 15,477,858.340 12,187,086.846 4,153,049.354	1,325,471.373 1,473,997.422 1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	134,106.217 143,940.095 141,875.895 53,722.993 45,757.874 2,335.180

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	921,293.299 1,001,722.850 1,043,001.393 447,757.940 324,414.451 167,039.670
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,404,139.125 1,701,737.957 1,864,708.854 1,929,846.523 1,665,112.584 554,239.451	22,086.174 23,393.780 23,922.336 25,021.088 20,412.190 5,877.135
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	32,427.388 59,172.248 52,228.770 40,030.272 11,736.698 4,582.366	1,989.043 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	1,330,013.296 1,512,184.558 1,159,220.190 398,952.963 8,754.652 4,677.660	15,426.306 30,403.040 21,801.894 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	16,945.181 16,228.005 15,165.693 13,126.121 10,589.140 911.781	6,720.195 6,730.777 1,398.069 349.435 342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,695,134.753 1,984,257.667 2,115,462.311 2,102,701.415 1,940,470.405 663,747.387	55,788.871 61,830.637 84,050.103 67,099.524 61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	487,515.008 561,535.170 705,263.163 618,552.961 338,376.125 154,285.485	24,803.548 25,290.866 31,372.066 69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	661,461.588 743,700.247 830,044.729 843,911.685 519,383.356 187,171.655	18,197.784 27,208.609 27,553.848 44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	678,170.620 800,507.068 852,612.512 867,471.453 638,582.276 256,632.708	69,792.988 69,517.575 68,890.316 68,790.581 39,757.580 25,569.173
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	232,347.804 422,886.209 303,566.230 650,343.983 657,388.039 83,161.041	35,062.395 36,360.578 26,921.862 26,524.004 15,586.804 1,280.881

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	537,383.939 744,553.302 827,658.493 910,953.463 756,495.092 288,617.052	50,077.743 52,654.222 61,917.221 72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,322,151.003 1,553,704.525 1,756,415.677 2,027,413.251 1,738,537.855 757,546.998	86,637.950 125,210.682 128,927.876 132,069.528 91,965.309 24,812.146
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897	100,807.738 107,816.586 120,679.287 163,912.016 152,397.945 33,291.767
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	28,776.120 49,553.376 45,179.348 50,676.286 22,176.975 13,338.672	566,061 576.297 603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291	7,272.029 7,531.318 7,516.759 6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	4,552.490 36,554.801 36,531.161 35,446.170 532.878 557.189	603.811 639.973 656.952 663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000	1,109.699 1,029.649 1,053.376 1,014.790 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	31,566.483 32,908.338 32,649.136 27,846.539 20,269.017 2,683.729	3,129.696 0.000 3,787.096 3,787.389 3,787.673 3,787.978

X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	6,556.666 6,690.277 9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	60,074.035 57,708.609 48,425.764 43,397.324 14,836.998 3,032.105	11,519.288 14,619.904 11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	223,444.415 248,712.805 285,189.211 193,074.605 72,895.435 27,207.388	14,922.329 15,209.528 17,468.143 18,732.238 18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560	7,045.967 7,401.318 3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769	8,137.618 8,138.614 8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	88,149.211 71,549.198 70,342.309 60,278.897 48,336.863 3,967.271	18,472.371 8,884.655 5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234	8,234.099 8,331.763 8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	74,277.297 82,747.174 84,361.938 71,779.179 48,597.327 5,426.899	10,753.668 15,896.521 8,726.561 9,406.280 25,555.544 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	40,358.146 54,085.485 47,695.387 40,626.973 22,654.386 5,679.391	1,692.696 10,266.091 12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	14,975.965 17,816.527 15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 0.000 0.000 6,583.318 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	18,212.682 18,425.956 19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989152	$9.529288	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	97,849.760 87,043.978 82,113.651 75,318.584 57,029.035 17,471.857	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217	4,487.857 17,074.924 17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000	30,183.509 0.000 27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	309,623.638 289,512.071 150,444.478 57,566.766	1,197.180 21,840.789 22,323.135 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970	14,475.983 16,892.171 16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	3,002.573 2,444.320 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979	15,438.745 19,417.068 16,223.661 15,368.222 19,367.446 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841	285,844.260 279,707.770 220,112.383 152,554.505 7,071.562	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.217721 $9.251011 $9.388423 $10.228890	$9.250812 $10.217721 $9.251011 $9.388423	N/A	2,582.734 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946	210,510.083 241,477.900 259,166.216 177,327.067 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.422856 $9.007495 $9.192601 $10.218976	$9.190755 $10.422856 $9.007495 $9.192601	N/A	21,285.941 21,616.217 1,093.065 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843	1,273.873 1,274.421 1,274.972 1,275.456 1,275.957 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082	9,289.333 9,610.207 12,677.178 5,687.306 41,382.544 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	177,263.903 190,864.801 203,889.737 205,005.248 133,988.797 61,980.123	34,295.643 31,935.192 33,079.269 11,119.765 9,747.559 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	26,065.271 11,785.645 16,786.788	5,321.565 5,399.856 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	57,233.182 780.474 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	688,437.717 726,297.875 817,126.762 742,044.014 646,604.816 214,649.401	32,688.101 34,977.546 40,850.734 32,297.872 26,566.895 11,340.714
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900	2,998.780 20,484.185 15,848.513 14,528.836 553.167 523.863
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	3,478.298 0.000	0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	550,041.259 485,030.516 484,456.783 472,225.046 305,553.448 151,816.419	48,836.501 53,473.940 42,591.605 13,352.016 13,506.541 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473	13,098.830 10,532.956 6,597.840 7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.947806 $14.188028 $14.732426 $13.506693 $12.532091 $10.000000	$18.386793 $18.947806 $14.188028 $14.732426 $13.506693 $12.532091	44,949.037 55,677.811 56,026.291 56,769.404 22,183.400 1,511.133	9,777.344 12,776.973 12,919.510 14,549.413 6,918.076 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	317,218.005 330,610.480 215,068.562 204,440.725 100,902.847 54,400.588	13,737.539 11,568.420 18,674.231 21,906.547 11,831.855 1,153.454
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	65,695.769 70,546.509 69,773.871 68,150.375 39,466.046 10,332.616	2,088.010 2,052.179 2,018.197 2,064.966 2,027.424 2,020.947
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	1,254,318.619 1,360,098.213 1,111,646.403 892,504.923 649,493.804 322,040.388	112,789.927 123,435.984 124,429.338 85,400.703 86,361.056 25,615.689
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	1,290,253.547 1,255,207.318 1,262,054.074 1,241,819.585 1,191,094.465 574,590.373	222,135.572 214,636.820 220,057.385 196,587.091 187,247.240 64,108.488
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	276,258.178 199,467.303 181,510.166 122,096.810 77,361.468 36,806.110	20,923.723 22,429.833 22,248.021 22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	20,278.072 61,146.439 32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	462,641.404 514,389.712 540,456.270 532,227.237 288,975.249 121,399.558	8,819.172 8,625.567 11,252.536 11,123.569 9,521.307 5,713.512

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	47,259.391 55,608.726 77,306.783 80,374.625 26,566.340 6,008.446	5,576.359 7,850.628 15,270.734 14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	494,944.299 529,573.797 611,146.504 597,510.595 379,177.812 205,582.055	39,026.442 39,501.185 43,460.649 47,763.893 46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	609,012.485 660,117.180 691,282.088 624,828.066 426,931.812 153,557.869	7,299.923 13,171.242 12,320.894 15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	477,793.963 543,594.986 670,552.391 618,824.904 375,317.508 152,318.000	13,745.677 21,682.292 26,055.595 26,185.285 18,833.699 4,682.708
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969672	$8.934715	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.737982 $11.250710	$11.434824 $11.737982	7,878.795 0.000	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	202,062.266 217,907.939 204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111	13,217.254 13,368.483 19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $0.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	220,012.470 232,664.851 349,166.994 393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	405,349.060 434,165.330 498,316.360 483,794.985 419,353.970 176,352.356	22,027.218 12,428.208 16,820.597 16,732.627 17,503.478 5,103.611
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	22,724.001 30,630.141 30,192.931 22,164.920 17,616.386 2,073.137	1,152.282 1,319.836 1,471.965 750.608 826.178 879.797

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	282,333.077 349,205.675 210,887.523 47,375.614 16,397.468 10,051.989	4,396.811 4,461.497 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131075	$9.287174	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	378,790.062 402,150.157 360,410.492 312,284.902 277,947.180 85,136.975	6,415.735 12,942.362 13,789.068 20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	141,876.713 148,949.678 166,367.544 158,176.841 77,364.845 28,996.096	16,970.013 17,298.065 17,531.828 12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	311,037.938 337,958.073 385,794.852 355,011.373 184,636.573 81,578.800	13,575.450 13,684.960 17,863.044 9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	257,500.183 306,344.622 331,994.542 256,226.179 189,805.930 101,190.096	81,407.327 81,506.489 90,297.440 54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	120,428.398 123,203.717 113,674.059 107,995.743 86,578.965 112,955.236	32,581.053 26,874.834 23,719.117 20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	153,373.655 164,450.778 186,675.566 163,020.741 121,293.408 68,183.031	17,645.225 17,867.282 18,115.055 18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	516,020.850 569,422.832 681,736.758 644,693.354 438,730.559 181,462.867	34,338.957 28,920.603 35,027.533 37,930.233 39,976.124 14,012.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	921,331.299 955,205.891 953,081.447 980,712.262 830,633.242 261,775.976	35,004.466 46,691.849 72,758.748 75,759.598 70,449.193 20,302.256

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	33,010.342 37,508.160 41,587.288 44,061.410 20,777.098 8,039.206	5,280.195 6,465.922 6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959	8,677.372 11,252.919 11,633.314 10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.755005 $12.899171 $12.340155 $12.805686 $11.886217 $10.000000	$14.866909 $15.755005 $12.899171 $12.340155 $12.805686 $11.886217	21,621.944 22,952.097 37,093.795 40,053.801 17,942.765 6,508.897	0.000 0.000 0.000 0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000	647.598 586.342 570.623 552.408 548.753 514.886
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	16.115 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	63,603.272 72,430.466 70,976.762 59,368.306 40,316.323 3,649.583	9,556.439 12,748.571 13,370.947 13,615.598 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832	521.013 3,680.711 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	12,809.853 13,184.772 13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.791	12,229.350 6,815.823 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	237,841.097 238,908.838 227,990.382 173,890.808 144,000.792 20,894.979	15,342.513 15,524.294 9,326.981 9,318.354 5,769.458 4,937.603

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280	6,468.324 6,905.184 7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830	7,301.310 10,348.269 10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	37,807.979 39,335.395 28,857.342 37,311.146 13,850.687 4,393.718	2,168.816 8,385.552 2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780	1,432.214 1,432.321 1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	133,084.497 93,246.998 59,810.170 70,207.323 40,929.381 2,648.529	2,881.792 1,297.925 1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909861 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	44,067.918 46,315.041 31,514.374 27,524.821 17,024.895 6,157.133	5,369.123 5,501.256 5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	21,570.485 30,678.264 20,872.593 7,672.671 2,322.768 329.048	2,730.600 2,730.803 2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	3,015.191 1,730.254 1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	389,597.441 431,693.686 420,200.431 424,777.954 359,921.125 159,376.034	949.330 79.698 232.717 0.000 0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028	6,206.619 3,473.520 31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	407,048.726 381,265.229 294,753.096 154,755.213	53,818.759 57,359.617 19,169.112 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992	2,990.860 2,911.231 2,923.173 3,037.201 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	2,247.651 2,132.642 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822	31,195.938 35,802.583 14,400.859 3,458.811 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	319,319.555 335,378.777 302,019.777 204,704.722 208.956	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.330687 $9.320727 $9.426201 $10.246046	$9.386058 $10.330687 $9.320727 $9.426201	N/A	1,952.808 2,048.699 2,976.118 1,100.787
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	337,061.739 353,363.539 298,195.539 255,817.826 8,648.691	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.538100 $9.075395 $9.229595 $10.236118	$9.325147 $10.538100 $9.075395 $9.229595	N/A	5,218.129 5,606.051 485.970 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881	2,992.100 4,956.654 4,773.092 2,628.568 1,651.335 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010	47,201.636 11,458.893 11,479.840 14,445.096 47,232.910 5,372.471
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	159,894.351 170,274.903 164,638.220 150,120.668 77,646.183 43,283.804	4,932.164 1,103.337 1,699.395 1,713.314 1,139.108 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	62,022.899 32,420.703 21,045.597	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	18,688.422 1,240.431 789.832	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	833,298.054 871,291.431 896,637.676 791,918.911 575,485.283 182,959.852	28,934.300 29,086.178 32,393.126 30,150.214 38,773.744 20,631.907
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	41,396.599 35,619.694 27,792.406 19,272.819 14,411.718 902.411	2,576.352 2,427.929 2,544.300 2,289.919 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	2,726.758 2,588.963	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	793,210.215 609,016.808 564,688.514 549,245.018 293,151.516 136,034.029	126,868.705 147,879.806 124,834.748 67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771	874,493 896.758 919.705 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	46,992.659 47,292.026 40,436.435 74,367.030 2,945.908 3,295.572	47.759 1,899.343 48.200 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	577,365.333 510,701.495 274,089.829 298,760.640 221,121.841 114,533.582	14,733.341 10,746.585 6,444.371 6,446.225 0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	17,711.932 17,580.110 12,850.680 13,999.512 8,897.914 5,858.719	1,784.451 2,045.456 2,222.094 2,354.765 2,548.395 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$12.057698 $13.207882 $11.219717 $10.718558 $11,161786 $11.059804	839,321.800 848,455.881 734,739.428 663,103.276 473,947.903 175,051.481	89,857.156 47,629.013 35,200.153 47,077.128 21,954.236 3,902.179
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	1,755,365.927 1,738,123.588 1,753,022.352 1,750,782.475 1,553,880.178 580,743.752	25,325.776 26,381.264 27,975.783 28,690.952 29,312.407 15,506.739
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	190,603.370 168,874.265 185,331.545 107,436.937 76,749.293 27,513.051	12,638.754 8,634.775 10,658.494 8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	27,847.775 40,778.028 25,731.864 8,182.746 2,074.721 0.000	690.604 708.188 726.310 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	416,424.379 389,043.335 381,742.680 381,359.339 221,985.373 98,470.425	33,581.250 34,206.179 31,909.961 36,002.009 17,780.847 3,107.740
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	47,760.143 52,457.626 46,504.640 27,815.391 20,951.676 2,471.024	1,036.612 2,363.501 2,372.616 2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	634,847.724 715,327.131 671,159.966 551,226.440 297,449.461 152,872.006	87,776.340 83,382.788 84,776.266 79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	803,628.509 952,440.034 945,729.337 873,993.923 533,914.082 262,180.810	27,970.489 28,509.324 68,998.581 69,468.896 61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	417,954.468 477,235.037 579,628.401 546,489.290 251,893.282 68,616.863	41,984.283 43,285.011 42,457.527 42,866.914 15,107.729 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	2,846.832	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.930999 $11.412629	$11.663820 $11.930999	7,653.788 5,509.966	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	173,224.759 176,387.101 171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411	27,432.886 18,902.420 21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	103,878.553 128,916.055 146,194.092 151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	311,900.126 356,824.487 405,524.681 359,257.297 290,232.767 89,652.002	844.828 907.464 1,514.309 14,128.861 2,986.240 260.599
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	45,079.751 43,456.991 24,736.536 32,460.757 15,492.823 13,726.551	638.995 2,800.420 3,019.165 2,341.804 2,463.820 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	434,383.501 497,260.562 216,723.254 42,572.329 8,176.799 624.471	105,469.691 123,487.282 108,821.329 17,644.862 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	6,059.833 1,563.439 1,409.642 97.291 85.504 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	372,977.530 431,652.622 462,335.315 431,214.773 321,799.270 82,776.931	40,463.829 41,372.761 41,785.613 35,565.096 33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	260,311.904 299,824.084 360,843.462 336,818.586 106,443.342 28,507.539	11,753.895 12,193.171 19,378.255 6,687.646 5,559.718 5,596.475

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	311,024.304 330,042.143 365,568.926 332,175.236 175,250.569 71,227.478	49,682.245 50,875.500 47,096.518 34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	387,057.423 419,575.612 400,252.985 343,365.880 199,029.260 51,271.286	11,187.320 11,183.893 15,230.371 13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	185,603.462 191,373.392 207,140.394 187,472.048 74,383.514 19,115.452	11,674.206 10,121.384 10,504.752 10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	237,908.754 252,997.880 286,824.907 246,177.585 153,383.211 52,488.177	6,296.194 2,530.572 2,585.567 2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	450,983.960 532,905.151 543,987.752 540,104.273 416,605.109 132,560.522	75,951.305 77,397.638 66,037.489 59,036.437 73,431.287 12,321.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	804,451.551 846,649.862 891,431.770 889,317.117 792,280.900 380,104.083	52,230.421 53,674.933 41,817.755 42,527.308 39,215.668 4,700.921
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	26,914.912 26,421.836 29,713.242 45,127.295 12,120.022 0.000	3,466.286 3,532.750 3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614	909.260 2,198.529 2,196.281 2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	1,057.981 1,000.787 1,035.796 1,076.790 2,080.534 2,317.261	415.441 3,042.908 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000	921.801 945.270 969.459 0.000 0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	2,305.946 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	12,596.840 9,501.141 9,148.504 10,689.182 4,947.493 0.000	4,678.445 6,115.150 6,318.613 1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(5)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(6)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.

APPENDIX
Excess Interest Adjustment Examples
Surrenders, withdrawals, transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If you take a withdrawal, then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross withdrawal;
B	is the policy value immediately prior to the gross withdrawal; and
C	is the guaranteed future value immediately prior to the gross withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT and SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider – REBALANCING EXAMPLES
The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%	64%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income EdgeSM rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income EdgeSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
Abbreviation	Definition
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA JP Morgan Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Withdrawals - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted withdrawals - Income LinkSM Rider (No
Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2019, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2019

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
cash value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income Edge rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day - A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your) - The person who may exercise all rights and privileges under the policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
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•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account - Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount - The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
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such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date of the premium payment was made, not the policy value issue date.
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We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formulaexcept that the surrender charge percentage will be assumed to be 0%
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
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Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
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We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2018, and 2017 and 2016 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $71,830,337, $138,435,541 and $177,906,053. During fiscal year 2018, and 2017 and 2016 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $20,350,014, $17,632,722 and $23,014,560.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2018, and for the years ended December 31, 2018 and 2017, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
Separate Account
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
The Company
Transamerica Life Insurance Company (“TLIC”) did not maintain effective internal controls over the processes and procedures related to the appropriate accounting for intercompany/affiliated reinsurance, which limited their ability to detect and correct presentation errors. This aggregated deficiency resulted in a material weakness, and is not expected to have any material impact on our ability to perform our obligations under the terms of your contract. We are in the process of remediating this material weakness by enhancing the level of the processes and procedures related to intercompany/affiliated reinsurance. We believe that these enhanced processes and procedures will effectively remediate the material weakness, but the material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.
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APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2018.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.840085 $11.351436 $11.109585 $11.211641 $10.700276 $10.000000	$11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276	867.634 867.744 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.123955 $13.869339 $12.738505 $12.813021 $11.960652 $10.000000	$14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652	5,611.267 5,690.067 6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.817845 $12.164015 $11.375752 $11.479805 $11.145519 $10.000000	$12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519	3,515.987 16,060.536 6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.805075 $9.677889 $9.619219 $9.816105 $9.540899 $10.000000	$9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899	1,968.460 2,315.813 2,753.438 75.330 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.495471 $13.953462 $13.039953 $12.486969 $11.775513 $10.000000	$17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513	2,703.956 4,991.421 3,818.213 1,730.216 1,587.796 363.553	377.405 511.962 578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596783 $13.875894 $12.731033 $12.840468 $11.876212 $10.000000	$15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212	4,151.241 6,342.683 4,736.624 4,029.143 1,202.372 220.186	381.109 516.986 584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.001045 $10.066536 $9.948674 $10.662829 $11.208331 $10.000000	$11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331	0.000 1,356.263 226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.999539 $12.299288 $11.728514 $11.922483 $11.055665 $10.000000	$13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665	5,873.064 10,369.927 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.135679 $13.538075 $12.819798 $13.024664 $11.900768 $10.000000	$14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768	4,393.219 6,506.031 7,424.491 7,971.615 4,747.222 592.324	192.632 261.312 295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.003053 $13.543837 $12.344767 $12.802693 $12.318322 $10.000000	$13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322	1,243.470 2,803.855 3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.487533 $12.410653 $11.586377 $12.210010 $11.694967 $10.000000	$11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967	0.000 927.525 924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.350480 $10.952466 $10.553741 $10.935350 $10.638836 $10.000000	$11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989111	$9.519685	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.257156 $10.711362 $9.501685 $10.129161 $9.974176 $10.000000	$10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176	2,205.044 6,818.989 4,130.259 2,682.018 6,672.856 81.067	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	843.307 2,664.402 3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	0.000 0.000 7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.124577 $9.900717 $9.491668 $9.999452	$10.268296 $11.124577 $9.900717 $9.491668	28,520.235 11,930.135 11,705.767 3,644.894	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.294716 $13.435746 $11.961213 $12.689079 $11.564972 $10.000000	$13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972	1,358.952 1,483.883 1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.593255 $10.425324 $9.998361	$11.685225 $12.593255 $10.425324	0.000 1,055.169 0.000	0.000 0.000 0.000
15

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.719020 $10.533775 $10.277358 $10.615269 $10.653324 $10.000000	$10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324	9,897.337 1,952.247 1,513.068 1,037.640 853.851 154.086	365.221 495.434 560.012 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.169694 $9.221302 $9.372257 $9.900643 $9.998356	$9.193437 $10.169694 $9.221302 $9.372257 $9.900643	1,324.111 1,320.229 1,292.287 1,289.919 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.169694 $9.221302 $9.372257 $10.221534	$9.193437 $10.169694 $9.221302 $9.372257	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.373858 $8.978574 $9.176779 $9.860758 $9.998356	$9.133758 $10.373858 $8.978574 $9.176779 $9.860758	7,219.7400 2,100.883 331.926 1,560.543 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.373858 $8.978574 $9.176779 $10.211629	$9.133758 $10.373858 $8.978574 $9.176779	N/A	1,378.595 1,333.659 1,445.011 1,408.156
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.573491 $9.716300 $9.870653 $10.158628 $9.147694 $10.000000	$9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.111758 $9.294840 $9.481595 $9.672635 $9.867524 $10.000000	$9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524	423.827 508.421 534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.938439 $10.188799 $10.191264 $10.440900 $10.110268 $10.000000	$10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268	0.000 0.000 741.614 1,903.728 819.169 826.866	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.183885 $10.110246 $9.998361	$10.673613 $11.183885 $10.110246	1,815.948 1,842.428 0.000	223.483 229.333 540.487
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.770769 $10.179177 $9.998361	$11.085326 $11.770769 $10.179177	970,107 970.229 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.949711 $10.915298 $10.614233 $10.842138 $10.527416 $10.000000	$11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416	6,940.640 14,364.159 22,060.698 22,426.368 13,741.737 8,216.815	0.000 0.000 0.000 0.000 0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.224169 $9.820312 $10.031546 $10.259096 $11.065013 $10.000000	$9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013	1,650.493 2,801.671 1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.990334 $9.998233	$9.224462 $10.990334	0.000 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.242014 $11.572264 $11.338348 $11.553260 $10.930754 $10.000000	$12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754	7,097.284 3,913.745 4,446.074 4,920.351 343.980 137.441	225.706 306.178 346.088 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.462572 $10.667907 $11.139420 $11.995798 $12.270186 $10.000000	$13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186	911.530 1,896.459 870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.815817 $14.110265 $14.673567 $13.472935 $12.519543 $10.000000	$18.231175 $18.815817 $14.110265 $14.673567 $13.472935 $12.519543	932.793 1,671.356 1,035.509 1,005.024 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.288558 $10.230430 $10.005840 $10.431669 $10.438955 $10.000000	$10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955	5,936.380 3,727.012 3,882.503 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 10,323.211
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.991627 $11.476354 $11.063534 $11.531143 $11.484188 $10.000000	$12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.903682 $11.016039 $10.576565 $11.069107 $11.022930 $10.000000	$11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930	3,550.179 5,181.593 1,578.649 1,986.965 18,439.491 204.597	200.233 201.289 497.726 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.016376 $10.556675 $10.231557 $10.703314 $10.641818 $10.000000	$11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818	69,391.671 47,909.403 41,113.673 42,229.651 56,461.426 16,686.054	0.000 0.000 0.000 0.000 0.000 10,180.865
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.833110 $9.699460 $9.695105 $9.857938 $9.568838 $10.000000	$9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838	4,612.199 4,927.948 5,130.765 0.000 0.000 0.000	1,034.852 1,047.722 1,138.779 901.853 0.000 0.000
17

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.480659 $13.915519 $12.775071 $13.079512 $11.708139 $10.000000	$15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139	0.000 0.000 822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.610713 $9.750970 $9.841456 $10.233246 $10.522939 $10.000000	$10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939	1,332.193 1,505.648 1,965.908 7,138.794 4,240.944 725.569	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.457693 $13.931721 $12.436753 $13.072133 $11.597940 $10.000000	$13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940	3,776.648 3,762.436 5,455.894 4,648.338 3,386.022 0.000	190.315 258.168 291.820 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.104101 $10.439813 $10.221678 $10.470186 $10.050472 $10.000000	$10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472	3,745.217 9,631.801 14,541.061 4,518.188 9,717.412 4,731.853	3,820.699 2,840.653 815.912 851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.039653 $10.194933 $10.470428 $10.908462 $10.258624 $10.000000	$10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624	4,521.953 19,972.175 21,584.546 11,306.601 7,219.733 869.397	1,448.535 1,482.317 1,778.196 1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.603851 $10.456470 $10.773620 $11.325279 $10.680532 $10.000000	$10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532	4,835.354 6,402.510 7,209.680 3,921.751 1,918.768 140.573	1,156.550 1,196.964 1,230.940 1,199.251 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969631	$8.925723	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.703863 $11.227737	$11.384399 $11.703863	0.000 0.000	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.653073 $10.449462 $10.303895 $10.701436 $10.442550 $10.000000	$10.901814 $11.653073 $10.479462 $10.303895 $10.701436 $10.442550	70,702.793 56,440.183 60,117.537 55,187.371 15,615.370 7,279.588	2,961.668 2,118.936 260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.367219 $10.443991 $10.237170 $10.516279 $10.194356 $10.000000	$10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356	17,501.826 22,098.596 23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.543781 $10.801234 $10.527299 $11.131179 $10.922306 $10.000000	$11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306	7,326.369 16,513.897 15,471.686 13,691.621 8,488.078 3,027.932	0.000 21,458.457 21,831.589 22,230.640 22,601.082 0.000
18

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.075550 $11.118740 $10.889571 $11.481729 $10.841461 $10.000000	$11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461	1,597.306 2,101.879 1,319.852 2,408.214 530.539 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.653699 $14.706446 $15.387895 $14.085816 $13.584149 $10.000000	$21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149	4,217.840 5,983.458 6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.516019 $12.114347 $11.481522 $11.720834 $10.821553 $10.000000	$12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553	200,767.557 207,607.674 223,316.603 65,415.663 13,119.061 0.000	3,861.354 3,918.912 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.115632	$9.260336	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.915993 $10.849909 $10.503387 $10.995509 $10.402930 $10.000000	$10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930	8,396.544 16,544.904 19,246.318 19,165.359 9,886.033 2,467.270	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.541701 $10.665534 $10.364472 $10.798112 $10.132325 $10.000000	$10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325	605.974 607.012 66.454 67.904 0.000 0.000	3,620.588 2,750.014 802.522 833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.284934 $10.914140 $10.616795 $11.219019 $10.757765 $10.000000	$11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765	11,761.571 5,840.877 4,418.622 3,528.776 503.364 292.601	1,111.927 1,131.771 1,198.515 1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.822886 $9.575956 $9.532978 $9.675483 $9.460432 $10.000000	$9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432	8,305.985 16,306.599 17,082.277 2,848.335 1,520.942 0.000	521.506 662.540 886.871 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.794863 $8.699662 $8.549785 $8.979971 $8.862005 $10.000000	$8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005	83.880 881,973. 853.240 993.203 802.137 0.000	1,152.612 1,176.759 1,277.199 1,017.579 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.857075 $9.915835 $9.854655 $10.296821 $10.139188 $10.000000	$10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188	0.000 0.000 740.248 777.955 817.661 825.344	0.000 0.000 0.000 0.000 0.000 0.000
19

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.725266 $9.942588 $9.947237 $10.857726 $10.730995 $10.000000	$10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995	2,000.621 1,452.977 2,339.147 1,229.597 695.512 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.222243 $9.916596 $9.900223 $10.551556 $10.389003 $10.000000	$10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003	2,555.197 27,658.957 35,228.770 34,628.474 29,956.423 8,800.497	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.886441 $14.060907 $11.873751 $12.454065 $12.108297 $10.000000	$13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297	3,594.973 8,387.507 5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.404338 $14.550591 $13.372482 $13.354847 $12.823910 $10.000000	$15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910	3,548.243 8,611.188 9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.645255 $12.828480 $12.290874 $12.773695 $11.874312 $10.000000	$14.741073 $15.645255 $12.828480 $12.290874 $12.773695 $11.874312	0.000 0.000 1,452.419 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.221146 $10.164157 $10.290106 $10.389993 $11.202665 $10.000000	$10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.157940 $9.998233	$10.374435 $11.157940	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.175435 $13.596977 $13.527175 $12.944696 $11.915368 $10.000000	$16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368	715.093 715.183 0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.960404 $11.434995 $11.169052 $11.249123 $10.714594 $10.000000	$11.888126 $12.960404 $11.434995 $11.169052 $11.249123 $10.714594	0.000 0.000 0.000 11,865.812 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.274783 $13.971240 $12.806556 $12.855778 $11.976631 $10.000000	$15.048622 $16.274783 $13.971240 $12.806556 $12.855778 $11.976631	15,429.660 21,748.648 24,844.814 14,301.697 13,827.395 4,331.447	2,439.579 0.000 0.000 0.000 0.000 0.000
20

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.947272 $12.253509 $11.436637 $11.518177 $11.160418 $10.000000	$13.027006 $13.947272 $12.253509 $11.436637 $11.518177 $11.160418	31,586.307 88,354.949 35,802.957 18,326.340 8,246.735 152.460	561,184.470 12,692.481 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.896953 $9.749111 $9.670708 $9.848929 $9.553666 $10.000000	$9.621095 $9.896953 $9.749111 $9.670708 $9.848929 $9.553666	15,381.689 15,582.104 11,073.300 9,282.313 381.241 471.185	20,485.945 19,447.480 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.659319 $14.056097 $13.109731 $12.528705 $11.791250 $10.000000	$17.247523 $17.659319 $14.056097 $13.109731 $12.528705 $11.791250	54,303.826 64,479.597 5,024.110 8,338.113 3,063.480 1,912.517	17,474.864 16,197.459 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.752224 $13.977966 $12.799159 $12.883378 $11.892090 $10.000000	$16.109048 $16.752224 $13.977966 $12.799159 $12.883378 $11.892090	29,691.802 37,108.970 9,602.412 14,489.043 7,902.747 1,747.381	362,012.297 14,859.985 423.089 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.122797 $10.140575 $10.001902 $10.698457 $11.223302 $10.000000	$11.161064 $13.122797 $10.140575 $10.001902 $10.698457 $11.223302	11,941.648 15,852.031 3,366.127 2,143.227 251.122 277.677	19,856.794 16,575.259 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.130516 $12.389673 $11.791188 $11.962278 $11.070441 $10.000000	$13.260727 $14.130516 $12.389673 $11.791188 $11.962278 $11.070441	2,786,938 30,549.214 4,755.113 5,040.129 5,195.276 3,285.337	4,960.212 1,187.111 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.286641 $13.637560 $12.888285 $13.068125 $11.916668 $10.000000	$14.932353 $16.286641 $13.637560 $12.888285 $13.068125 $11.916668	28,322.916 43,830.579 42,771.853 39,128.183 35,539.665 14,363.322	2,854.152 2,961.154 214.530 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.152811 $13.643395 $12.410750 $12.845429 $12.334784 $10.000000	$13.519555 $16.152811 $13.643395 $12.410750 $12.845429 $12.334784	19,547.720 36,697.651 22,125.645 25,385.042 22,439.977 8,480.263	6,108.675 6,395.844 880.330 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.623084 $12.501863 $11.648287 $12.250759 $11.710594 $10.000000	$11.847780 $14.623084 $12.501863 $11.648287 $12.250759 $11.710594	10,789.971 12,430.374 4,992.012 1,065.774 1,526.481 0.000	1,945.836 2,041.511 236.798 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.466210 $11.033083 $10.610211 $10.971900 $10.653070 $10.000000	$11.410608 $12.466210 $11.033083 $10.610211 $10.971900 $10.653070	0.000 0.000 11,206.254 13,707.898 14,233.422 7,235.842	0.000 0.000 0.000 0.000 0.000 0.000
21

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989166	$9.532471	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.362471 $10.790061 $9.552449 $10.162971 $9.987520 $10.000000	$10.856397 $11.362471 $10.790061 $9.552449 $10.162971 $9.987520	11,012.793 25,950.847 19,128.031 16,447.516 27,101.783 4,064.929	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.474663 $9.423883 $9.581167 $9.772362 $9.528560 $10.000000	$9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560	3,519.005 17,491.987 507,084.822 0.000 741.059 8,076.449	0.000 22,587.215 57,017.376 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.474663 $9.423883 $9.581167 $9.772362 $9.528560 $10.000000	$9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560	83,305.661 49,348.361 113,642.241 91,443.796 4,299.717 0.000	3,359.198 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.183983 $9.933778 $9.504410 $9.999507	$10.343893 $11.183983 $9.933778 $9.504410	107,967.490 77,238.688 52,951.994 30,343.071	47,996.371 48,534.911 15,477.563 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.437813 $13.534479 $12.025132 $12.731430 $11.580431 $10.000000	$13.389068 $15.437813 $13.534479 $12.025132 $12.731430 $11.580431	12,721.411 33,005.576 23,128.165 13,959.375 16,273.241 4,967.437	8,824.427 2,059.922 760.220 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.638121 $10.441661 $9.998525	$11.750446 $12.638121 $10.441661	103,191.433 103,191.433 89,335.542	30,879.496 30,879.496 10,983.636
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.828711 $10.611226 $10.332322 $10.650738 $10.667568 $10.000000	$10.731314 $11.828711 $10.611226 $10.332322 $10.650738 $10.667568	119,516.116 126,280.456 65,450.886 21,977.923 19,748.511 6,190.356	32,465.082 15,309.581 11,911.332 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.233741 $9.260915 $9.393773 $9.903571 $9.998520	$9.269954 $10.233741 $9.260915 $9.393773 $9.903571	13,269.703 15,117.263 15,342.705 11,597.447 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.233741 $9.260915 $9.393773 $10.231316	$9.269954 $10.233741 $9.260915 $9.393773	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.439201 $9.017150 $9.197843 $9.863671 $9.998520	$9.209785 $10.439201 $9.017150 $9.197843 $9.863671	3,604.035 3,648.332 3,685.584 3,733.985 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.439201 $9.017150 $9.197843 $10.221410	$9.209785 $10.439201 $9.017150 $9.197843	N/A	0.000 0.000 0.000 0.000
22

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.672416 $9.787693 $9.923400 $10.192537 $9.159931 $10.000000	$9.398636 $10.672416 $9.787693 $9.923400 $10.192537 $9.159931	1,975.244 3,932.577 5,264.193 5,817.102 5,934.670 2,240.413	846.376 796.298 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.197022 $9.363151 $9.532261 $9.704926 $9.880721 $10.000000	$9.107870 $9.197022 $9.363151 $9.532261 $9.704926 $9.880721	21,829.518 74,519.276 90,320.584 105,315.784 66,208.368 22,602.782	0.000 58,850.292 6,517.067 475.807 4,108.463 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.040783 $10.263676 $10.245729 $10.475759 $10.123790 $10.000000	$10.362639 $11.040783 $10.263676 $10.245729 $10.475759 $10.123790	1,184.831 16,603.214 24,913.730 28,868.612 29,815.584 7,390.315	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.223746 $10.126103 $9.998525	$10.733202 $11.223746 $10.126103	32,027.795 23,345.274 21,861.770	0.000 2,146.474 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.812711 $10.195138 $9.998525	$11.147202 $11.812711 $10.195138	0.000 0.000 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.061511 $10.995505 $10.670950 $10.878337 $10.541494 $10.000000	$11.322318 $12.061511 $10.995505 $10.670950 $10.878337 $10.541494	250,632.883 301,661.833 164,700.237 66,115.899 63,651.198 24,975.444	35,034.847 36,938.499 15,533.870 2,318.264 3,711.516 0.000
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.338529 $9.892478 $10.085141 $10.293337 $11.079791 $10.000000	$9.941992 $12.338529 $9.892478 $10.085141 $10.293337 $11.079791	12,791.515 13,875.590 7,029.312 1,969.992 2,526.244 275.543	116.117 195.276 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.005089 $9.998397	$9.255455 $11.005089	2,758.632 2,226.302	9,692.332 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.365930 $11.657318 $11.398942 $11.591839 $10.945380 $10.000000	$13.117605 $13.365930 $11.657318 $11.398942 $11.591839 $10.945380	49,914.549 94,087.389 88,114.043 54,640.591 41,678.162 3,336.358	24,448.129 12,774.498 11,331.487 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.588539 $10.746323 $11.198952 $12.035845 $12.286579 $10.000000	$13.150252 $13.588539 $10.746323 $11.198952 $12.035845 $12.286579	6,325.973 8,482.585 6,506.546 3,214.219 10,976.445 255.153	42,139.246 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.991837 $14.213949 $14.751946 $13.517897 $12.536272 $10.000000	$18.438755 $18.991837 $14.213949 $14.751946 $13.517897 $12.536272	16,847.708 19,076.417 3,744.233 6,207.476 5,948.257 255.809	2,009.527 0.000 0.000 0.000 0.000 0.000
23

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.394205 $10.305619 $10.059318 $10.466505 $10.452911 $10.000000	$10.710809 $11.394205 $10.305619 $10.059318 $10.466505 $10.452911	39,961.404 60,124.726 44,278.283 14,091.467 10,688.100 5,056.012	137,094.745 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.122527 $11.560692 $11.122666 $11.569642 $11.499537 $10.000000	$12.384543 $14.122527 $11.560692 $11.122666 $11.569642 $11.499537	9,854.143 11,696.050 0.000 0.000 0.000 0.000	11,044.445 7,902.108 473.461 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.024397 $11.096978 $10.633070 $11.106051 $11.037659 $10.000000	$11.854358 $13.024397 $11.096978 $10.633070 $11.106051 $11.037659	67,015.806 84,907.744 86,304.971 33,041.259 32,935.753 4,500.392	22,381.361 22,906.201 22,062.344 2,329.328 1,805.521 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.128797 $10.634252 $10.286238 $10.739051 $10.656047 $10.000000	$11.274026 $12.128797 $10.634252 $10.286238 $10.739051 $10.656047	138,924.616 155,890.350 221,098.354 180,089.955 168,079.545 65,007.147	12,921.412 44,090.086 19,741.272 20,836.062 20,439.582 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.925129 $9.770736 $9.746912 $9.890845 $9.581644 $10.000000	$9.738170 $9.925129 $9.770736 $9.746912 $9.890845 $9.581644	30,838.567 37,286.245 34,986.491 10,707.048 9,511.625 3,878.197	4,778.030 5,096.159 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.634834 $14.017762 $12.843324 $13.123160 $11.723788 $10.000000	$15.315914 $16.634834 $14.017762 $12.843324 $13.123160 $11.723788	114,593.214 137,979.694 44,652.143 3,197.173 2,734.505 0.000	11,552.390 11,552.390 4,161.098 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.719310 $9.822602 $9.894014 $10.267388 $10.537000 $10.000000	$10.138222 $11.719310 $9.822602 $9.894014 $10.267388 $10.537000	22,401.722 23,222.441 34,365.785 15,317.720 14,542.729 6,093.615	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.602304 $14.034096 $12.503207 $13.115758 $11.613444 $10.000000	$13.469072 $15.602304 $14.034096 $12.503207 $13.115758 $11.613444	11,965.840 13,365.684 26,040.998 16,526.248 22,254.925 267.178	41,649.939 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.207997 $10.516532 $10.276298 $10.505147 $10.063916 $10.000000	$10.656215 $11.207997 $10.516532 $10.276298 $10.505147 $10.063916	98,914.257 112,019.739 49,908.168 42,534.769 27,934.339 20,504.516	4,412.797 12,033.375 9,206.985 10.072621 11,593.283 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.142982 $10.269881 $10.526393 $10.944883 $10.272344 $10.000000	$10.580363 $11.142982 $10.269881 $10.526393 $10.944883 $10.272344	34,653.742 56,715.323 56,578.421 44,724.436 29,051.497 6,628.803	719.484 740.476 12,092.468 11,934.129 12,164.394 0.000
24

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.712432 $10.533327 $10.831199 $11.363093 $10.694818 $10.000000	$10.958033 $11.712432 $10.533327 $10.831199 $11.363093 $10.694818	24,556.642 44,751.317 54,786.531 58,115.073 55,697.816 9,802.647	3,266.300 2,360.979 1,316.417 0.000 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969686	$8.937706	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.813372 $11.319715	$11.514023 $11.813372	0.000 0.000	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.762113 $10.556488 $10.358970 $10.737173 $10.456517 $10.000000	$11.025967 $11.762113 $10.556488 $10.358970 $10.737173 $10.456517	118,441.547 216,623.131 317,371.201 291,592.510 212,286.558 101,759.593	23,937.647 39,065.157 34,634.845 42,620.849 37,877.348 971.216
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.473604 $10.520758 $10.291886 $10.551390 $10.207988 $10.000000	$10.862616 $11.473604 $10.520758 $10.291886 $10.551390 $10.207988	9,046.094 19,330.583 23,283.810 19,609.577 25,014.437 12,570.890	95,747.674 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.661132 $10.880608 $10.583552 $11.168337 $10.936911 $10.000000	$11.543917 $12.661132 $10.880608 $10.583552 $11.168337 $10.936911	20,810.100 60,677.849 175,002.982 199,652.808 223,924.540 28,988.939	26,147.941 5,247.237 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.188550 $11.200456 $10.947764 $11.520054 $10.855960 $10.000000	$11.643226 $12.188550 $11.200456 $10.947764 $11.520054 $10.855960	1,545.523 7,289.256 11,962.606 10,822.691 9,599.887 810.391	0.000 0.000 11,251.680 11,482.822 11,662.698 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.846872 $14.814487 $15.470085 $14.132806 $13.602286 $10.000000	$21.790364 $20.846872 $14.814487 $15.470085 $14.132806 $13.602286	32,109.719 53,553.810 17,679.176 9,907.548 5,221.290 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.642440 $12.203338 $11.542850 $11.759948 $10.836019 $10.000000	$12.874771 $13.642440 $12.203338 $11.542850 $11.759948 $10.836019	202,666.484 279,888.262 339,949.183 133,000.075 87,779.229 0.000	41,839.815 30,552.566 27,296.962 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131089	$9.291403	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.027511 $10.929665 $10.559525 $11.032221 $10.416846 $10.000000	$10.992315 $12.027511 $10.929665 $10.559525 $11.032221 $10.416846	4,408.711 15,828.741 28,453.062 26,077.682 27,956.945 5,423.042	922.466 932.175 952.332 0.000 0.000 0.000
25

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.649715 $10.743933 $10.419871 $10.834166 $10.145879 $10.000000	$10.851873 $11.649715 $10.743933 $10.419871 $10.834166 $10.145879	5,291.110 7,196.517 14,761.824 9,448.087 1,392.598 358.004	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.399897 $10.994362 $10.673538 $11.256470 $10.772150 $10.000000	$11.241982 $12.399897 $10.994362 $10.673538 $11.256470 $10.772150	11,844.369 27,057.429 37,429.096 27,907.323 27,711.990 9,269.394	2,917.264 2,010.573 369.069 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.914817 $9.646346 $9.583929 $9.707797 $9.473086 $10.000000	$9.637723 $9.914817 $9.646346 $9.583929 $9.707797 $9.473086	34,117.758 46,087.742 59,186.163 32,378.785 27,816.788 9,777.615	568.541 538.595 519.475 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.877169 $8.763603 $8.855474 $9.009960 $8.873867 $10.000000	$8.583155 $8.877169 $8.763603 $8.595474 $9.009960 $8.873867	15,508.969 20,704.905 7,553.481 7,853.611 8,166.022 2,331.288	142,700.425 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.958687 $9.988730 $9.907344 $10.331214 $10.152759 $10.000000	$10.451148 $10.958687 $9.988730 $9.907344 $10.331214 $10.152759	2,159.770 2,191.315 8,208.022 8,570.417 6,900.479 9,031.877	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.834983 $10.015665 $10.000404 $10.893974 $10.745339 $10.000000	$10.930946 $11.834983 $10.015665 $10.000404 $10.893974 $10.745339	24,029.982 32,456.572 40,212.635 17,869.930 21,454.134 29,501.909	0.000 0.000 3,979.460 6,017.698 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.327269 $9.989492 $9.953142 $10.586784 $10.402885 $10.000000	$10.660323 $11.327269 $9.989492 $9.953142 $10.586784 $10.402885	3,917.730 31,731.628 88,011.163 86,818.791 78,681.990 53,654.527	0.000 646.761 2,283.601 3,170.811 4,488.778 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.035052 $14.164221 $11.937189 $12.495628 $12.124463 $10.000000	$13.914662 $16.035052 $14.164221 $11.937189 $12.495628 $12.124463	24,027.665 50,719.933 24,039.952 25,116.193 25,834.120 4,290.941	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.567160 $14.657498 $13.443913 $13.399397 $12.841030 $10.000000	$15.995863 $17.567160 $14.657498 $13.443913 $13.399397 $12.841030	22,127.394 63,588.777 52,677.263 36,261.354 24,127.651 1,763.015	4,440.639 3,260.242 410.222 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.791616 $12.922753 $12.356549 $12.816340 $11.890188 $10.000000	$14.908929 $15.791616 $12.922753 $12.356549 $12.816340 $11.890188	6,793.245 8,777.646 14,725.794 7,846.064 9,972.892 4,404.527	0.000 0.000 0.000 0.000 0.000 0.000
26

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.335506 $10.238868 $10.345101 $10.424676 $11.217635 $10.000000	$10.212630 $12.335506 $10.238868 $10.345101 $10.424676 $11.217635	7,786.684 10,233.267 16,253.226 11,244.849 11,223.599 4,320.053	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.172923 $9.998397	$10.409297 $11.172923	32,110.270 3,686.393	96,036.876 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.336138 $13.696911 $13.599463 $12.987915 $11.931299 $10.000000	$17.019341 $17.336138 $13.696911 $13.599463 $12.987915 $11.931299	8,036.472 10,585.727 26,871.396 29,130.784 24,762.061 10,892.437	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	3,878.946 4,109.823 4,293.967 4,496.442 0.000 0.000	1,872.019 1,872.159 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	3,694.284 3,696.274 1,501.017 0.000 0.000 0.000	2,176.050 2,176.213 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	1,969.812 2,934.769 13.823 765.967 2,247.455 290.703	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	350.673 769.386 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	89.706 701.545 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	833.659 1,200.441 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
27

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	5,803.570 6,130.608 6,403.323 6,238.808 0.000 0.000	2,859.906 2,860.120 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	2,007.532 2,686.998 1,442.475 1,226,324 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	1,386.479 1,574.763 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989207	$9.542077	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	860.021 860.576 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	1,616.108 3,466.988 3,460.513 3,660.049 2,958.844 4,381.706	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.228789 $9.958681 $9.513983 $9.999548	$10.401014 $11.228789 $9.958681 $9.513983	45,491.635 72,167.841 48,284.010 692.673	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	2,556.917 2,709.461 2,836.397 2,972.553 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
28

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.671932 $10.453951 $9.998648	$11.799675 $12.671932 $10.453951	0.000 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	40,057.924 27,603.194 18,759.917 2,596.283 0.000 0.000	2,561.727 2,561.919 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.282094 $9.290768 $9.409973 $9.905770 $9.998644	$9.327826 $10.282094 $9.290768 $9.409973 $9.905770	6,350.997 4,574.988 7,811.741 8,269.819 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.282094 $9.290768 $9.409973 $10.238680	$9.327826 $10.282094 $9.290768 $9.409973	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.488526 $9.046223 $9.213709 $9.865865 $9.998644	$9.267277 $10.488526 $9.046223 $9.213709 $9.865865	18,612.847 16,824.630 16,897.097 14,207.148 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.488526 $9.046223 $9.213709 $10.228761	$9.267277 $10.488526 $9.046223 $9.213709	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	31,432.896 4,255.384 6,596.868 7,077.575 24,530.619 7,372.349	0.000 0.000 0.000 0.000 0.000 994.287
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	3,599.575 3,145.538 3,026.143 0.000 0.000 894.482	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.253760 $10.138010 $9.998648	$10.778162 $11.253760 $10.138010	1,255.271 912.493 0.000	N/A
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.844308 $10.207126 $9.998648	$11.193893 $11.844308 $10.207126	8,141.345 9,855.967 9,857.319	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	20,890.914 33,377.182 32,736.585 24,276.468 15,536.405 3,033.422	0.000 0.000 0.000 0.000 0.000 0.000
29

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.016157 $9.998521	$9.278751 $11.016157	0.000 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	32,296.118 35,846.827 65,262.117 5,708.753 2,948.804 2,310.931	0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.125125 $14.292337 $14.811120 $13.551757 $12.548831 $10.000000	$18.596210 $19.125125 $14.292337 $14.811120 $13.551757 $12.548831	4,607.094 4,901.509 546.154 593.272 0.000 0.000	1,617.715 1,617.836 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	12,900.209 16,013.700 45,017.838 62,279.104 33,511.063 9,729.742	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	6,729.767 6,978.856 4,022.028 4,211.358 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	194,302.397 183,125.852 52,265.690 50,785.622 13,857.541 13,363.219	0.000 0.000 4,417.773 4,822.549 5,267.959 4,816.155
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	10,835.764 57,647.727 72,549.292 46,646.236 49,750.489 17,089.367	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	804.129 527.377 453.351 491.995 511.568 290.015	0.000 0.000 0.000 0.000 0.000 0.000
30

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	3,691.345 7,792.867 7,687.772 7,686.820 2,846.308 2,634.664	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	2,044.991 2,251.950 0.000 0.000 0.000 0.000	1,292.755 1,292.852 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	36,643.241 60,110.316 77,604.620 68,340.414 38,064.688 6,813.876	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	40,886.517 43,692.263 60,333.495 37,611.502 24,483.072 13,628.569	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	12,693.021 16,497.473 51,654.428 11,875.159 12,044.507 465.795	0.000 0.000 0.000 0.000 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969727	$8.946722	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.847855 $11.342925	$11.565080 $11.847855	3,295.344 3,171.619	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	163,225.758 239,145.317 228,463.795 168,106.899 71,664.001 25,120.853	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	7,193.192 6,774.983 17,605.954 14,261.302 11,925.069 12,071.927	0.000 0.000 0.000 0.000 329.188 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	72,629.623 83,811.516 80,895.981 43,662.117 13,501.817 1,095.866	0.000 0.000 0.000 0.000 0.000 0.000
31

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	137.520 3,004.538 43,602.482 44,734.723 36,722.413 10,286.187	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	6,167.232 6,730.361 753.839 572.009 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	45,981.590 50,914.132 71,061.684 10,552.220 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.930351 $9.636402 $9.602853 $10.342846 $10.213425 $10.000000	$9.314805 $9.930351 $9.636402 $9.602853 $10.342846 $10.213425	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	5,420.323 10,495.360 60,578.398 57,997.026 48,456.777 20,401.517	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	12,093.286 10,391.391 26,405.117 23,769.279 12,270.500 12,409.030	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	9,038.742 11,524.114 48,603.617 10,162.434 2,527.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	11,091.549 25,265.464 33,061.665 30,133.111 32,446.472 10,690.231	0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	10,592.797 25,813.596 28,952.104 28,770.333 19,684.958 5,190.102	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	11,526.902 15,262.155 31,386.089 29,298.265 26,032.820 21,806.199	0.000 0.000 0.000 0.000 0.000 0.000
32

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	9,516.761 55,399.037 63,746.557 60,823.147 37,141.262 5,408.988	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	1,307.621 35,273.941 83,028.666 85,820.463 68,359.907 7,459.389	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	0.000 154.576 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	37.098 180.696 0.000 0.000 0.000 0.000	1,158.001 1,158.088 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.902462 $12.994015 $12.406103 $12.848437 $11.902102 $10.000000	$15.036253 $15.902462 $12.994015 $12.406103 $12.848437 $11.902102	0.000 310.556 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.184152 $9.998521	$10.435474 $11.184152	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	3,823.837 4,159.778 296.299 321.861 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	123,031.649 121,798.337 106,500.252 100,768.455 60,261.280 9,203.833	10,201.042 6,778.125 6,190.449 6,283.199 5,870.722 1,595.908
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	656,752.950 652,889.230 657,214.504 537,053.698 297,393.821 130,883.307	158,841.346 143,512.313 109,671.509 77,369.103 35,378.213 1,975.885
33

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	2,090,792.158 1,808,271.735 1,518,578.099 1,064,225.370 542,177.270 202,156.745	121,207.301 112,002.900 55,565.868 45,535.161 34,954.394 32,795.873
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	1,161,233.991 1,060,739.134 896,495.790 520,629.599 277,648.265 72,559.232	110,227.879 118,621.984 105,581.648 88,748.879 66,631.836 13,559.146
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	2,187,050.121 2,025,799.053 1,482,490.355 1,112,916.540 521,782.334 139,625.304	250,459.981 247,393.352 150,354.305 74,524.364 56,515.113 5,750.234
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	2,165,073.298 2,006,116.556 1,723,830.518 1,226,195.233 740,390.457 135,685.357	140,293.787 134,307.236 110,857.471 61,403.588 38,656.944 16,194.310
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	1,134,593.797 1,054,666.632 769,619.467 582,847.034 298,431.729 106,474.392	234,909.894 101,725.577 81,170.853 49,670.229 55,940.282 11,796.178
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	1,133,751.220 1,047,400.914 879,816.155 593,400.350 273,204.004 133,395.960	102,457.780 81,707.627 71,345.399 52,133.830 24,106.110 10,104.166
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	1,669,629.774 1,604,352.876 1,419,325.511 1,120,089.200 579,212.279 151,751.424	243,462.222 246,142.504 195,132.916 140,148.356 118,853.231 27,809.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	816,717.752 784,310.250 706,117.266 499,738.116 275,186.445 53,986.481	124,319.231 164,456.106 129,048.068 80,164.896 35,981.779 12,977.702
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	281,207.980 263,259.111 250,091.346 223,748.686 131,553.368 43,161.470	58,664.048 56,379.342 48,279.590 19,655.441 41,137.509 899.234
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	98,611.007 87,873.997 85,546.745 65,690.361 40,643.384 5,609.107	144,271.462 50,993.442 30,094.275 7,122.081 2,242.058 1,601.419
34

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	34,665.519	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	677,026.470 641,317.721 539,794.471 401,355.169 232,278.299 77,712.400	20,449.012 23,890.336 20,642.438 14,200.268 29,335.126 1,667.082
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	501,684.492 428,738.858 528,526.442 362,950.205 427,907.606 338,890.611	165,110.085 121,669.840 227,915.932 239,896.234 323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	581,427.962 49,572.753 662,399.601 580,070.992 44,442.215 0.000	225,809.744 43,112.001 181,802.659 170,188.183 2,882.421 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,336,529.730 1,656,994.558 923,327.245 380,024.521	637,286.761 455,837.348 321,338.494 55,084.648
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	496,599.947 501,903.029 471,396.634 381,194.216 272,884.281 89,828.768	134,285.716 119,938.251 105,993.888 51,056.631 15,865.047 4,433.326
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	99,419.271 73,214.245 1,305.419	2,931.517 1,733.651 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	2,605,784.921 2,700,590.606 2,435,686.485 1,478,259.792 806,988.533 290,422.825	326,392.137 280,799.256 209,716.703 114,980.851 19,102.045 6,629.604
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	1,305,416.266 1,002,312.697 718,253.060 607,090.827 15,830.286	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.330687 $9.320727 $9.426201 $10.246046	$9.386058 $10.330687 $9.320727 $9.426201	N/A	127,685.486 85,827.049 86,050.647 14,350.025
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	1,091,997.751 1,046,866.508 937,893.117 770,897.846 57,752.539	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.538100 $9.075395 $9.229595 $10.236118	$9.325147 $10.538100 $9.075395 $9.229595	N/A	90,755.833 94,460.428 60,451.659 26,075.016
35

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	578,441.475 616,714.071 550,229.254 476,422.298 293,348.493 132,719.253	27,880.039 27,081.757 25,915.974 12,094.498 15,012.556 6,569.304
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	820,929.422 563,274.413 1,157,645.842 1,254,649.757 552,991.301 369,356.451	128,775.494 286,054.761 481,917.802 173,349.521 277,327.868 440,133.723
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	696,563.852 644,817.070 680,988.428 652,575.993 382,786.689 164,123.157	319,857.270 294,524.088 256,070.480 70,273.065 46,684.303 18,214.709
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	447,830.927 177,785.772 127,082.054	133,087.714 8,818.190 1,121.476
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	203,622.539 29,959.007 9,920.315	22,074.618 11,796.126 4,635.791
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	2,712,309.573 2,981,515.220 2,995,615.346 2,824,171.560 2,279,685.734 1,062,326.524	577,176.900 612,521.258 611,503.376 542,307.444 408,102.800 153,615.213
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	617,947.520 640,957.734 514,531.244 401,098.072 198,576.391 54,289.170	81,953.326 166,271.621 96,730.108 64,538.618 31,673.638 9,026.006
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	143,134.753 43,633.001	11,256.816 721.523
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	2,670,591.839 2,400,470.726 2,280,541.329 1,900,490.480 1,075,352.419 340,775.936	928,421.371 873,142.689 792,117.654 781,802.068 466,329.663 115,364.242
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	442,812.111 332,363.084 253,925.443 214,622.396 131,642.141 43,197.745	113,364.058 50,929.238 42,522.390 22,375.179 21,384.766 340.292
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	487,581.228 406,901.815 372,235.632 307,846.925 132,949.659 20,990.072	144,191.082 135,168.586 119,786.681 114,745.154 63,128.563 14,870.606
36

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	1,345,023.406 1,375,241.303 1,301,934.889 1,048,295.580 808,572.559 197,702.338	248,221.846 202,168.937 239,898.351 142,620.573 111,380.004 38,415.952
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	590,587.513 543,810.019 463,351.539 418,673.387 262,361.605 36,368.007	75,403.134 73,953.774 52,784.743 48,492.774 49,012.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	5,099,182.191 5,004,140.803 4,580,191.466 4,228,006.581 2,647,022.142 928,559.387	1,677,497.283 1,501,919.229 1,143,027.051 913,343.252 670,113.482 189,578.346
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	9,582,931.023 8,622,901.100 8,597,936.171 8,072,655.261 7,047,236.950 2,601,064.736	1,858,925.645 1,623,291.871 1,387,636.581 1,249,560.186 1,153,517.511 548,202.427
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	981,503.015 953,434.664 942,151.177 616,663.647 395,088.549 93,360.784	301,420.224 235,327.190 202,864.847 129,421.407 85,882.493 20,246.996
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	285,690.983 310,892.416 272,245.987 241,030.105 129,180.322 30,035.290	46,517.383 19,384.422 15,535.465 11,590.613 8,189.077 3,605.691
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	1,576,816.820 1,414,553.655 1,319,600.927 1,226,183.901 848,630.204 293,777.940	314,883.258 298,097.633 318,498.436 310,383.575 236,610.664 115,528.018
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	841,221.109 818,149.110 712,228.992 476,988.612 299,787.805 74,070.665	118,935.335 108,512.914 130,384.605 91,933.803 74,429.244 9,736.990
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	3,420,525.183 3,554,411.553 3,667,830.017 3,291,093.077 2,054,636.551 894,850.257	556,815.231 454,403.949 464,745.439 415,752.063 201,557.433 37,868.617
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	3,640,800.881 3,831,873.574 3,949,844.957 2,982,583.051 1,783,972.987 700,100.118	565,446.910 577,396.786 554,668.026 570,511.735 324,670.846 149,268.285
37

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,981,456.592 2,074,708.516 2,294,608.176 1,953,463.280 1,121,248.477 317,190.390	435,182.951 449,638.255 431,371.507 437,785.108 256,042.935 99,114.016
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	17,812.118	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.930999 $11.412629	$11.663820 $11.930999	298,991.491 261,090.836	10,824.627 268.976
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,336,074.982 11,532,477.487 11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143	2,108,926.176 1,985,684.563 1,958,837.077 1,970,672.874 1,292,001.114 555,062.407
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,200,030.500 1,319,995.521 1,367,421.896 1,250,154.759 781,162.937 269,936.394	166,742.607 159,782.360 178,627.021 128,205.289 75,528.265 24,584.744
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	6,875,318.174 7,282,339.849 7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500	2,663,170.607 2,767,492.457 2,719,484.173 2,826,399.286 2,282,851.722 613,609.495
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,337,614.088 1,437,998.776 1,652,254.434 1,658,155.605 1,310,265.637 435,941.251	301,619.922 307,923.519 303,048.364 303,582.267 219,277.838 120,683.301
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	416,299.976 313,721.975 263,870.600 211,218.441 93,284.197 10,953.011	12,125.151 10,900.348 7,893.869 2,955.990 10,985.079 316.311
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	2,403,712.475 2,559,046.444 2,003,246.105 388,711.442 141,031.551 45,766.840	869,917.094 759,533.398 495,818.051 41,996.249 6,313.753 1,126.357
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.207488	$9.387149	12,586.179	80.919
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	2,059,622.554 2,156,973.128 2,007,072.010 1,902,971.324 1,538,245.589 619,870.377	214,794.087 212,166.737 231,085.300 215,785.212 172,680.043 55,050.913
38

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	653,859.709 718,348.771 743,577.955 612,774.710 232,491.193 105,628.761	130,749.597 116,757.698 130,189.408 77,630.972 51,810.533 12,527.995
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	1,338,538.541 1,302,358.455 1,298,414.762 1,081,739.569 657,580.063 227,623.707	289,213.341 279,984.963 263,782.591 212,891.758 153,961.879 65,251.248
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	2,128,922.116 2,076,152.651 1,910,655.234 1,603,950.531 1,065,241.955 518,558.234	439,135.959 363,581.813 306,374.380 205,707.403 174,646.139 62,399.128
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	729,149.874 736,992.236 659,913.703 518,147.053 338,029.436 174,430.368	140,394.224 115,693.011 77,271.956 49,329.679 55,501.532 18,553.856
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	819,484.927 861,121.644 805,064.125 722,460.397 506,327.759 161,863.050	62,818.425 71,923.438 90,102.551 148,827.068 125,791.213 33,390.211
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,799,312.022 1,961,550.275 1,959,343.916 2,195,858.600 1,734,327.967 648,535.359	307,409.183 333,293.573 416,566.969 498,518.632 387,940.398 115,859.600
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	3,463,314.892 3,448,366.529 3,476,455.560 3,590,980.421 3,354,210.530 1,218,304.781	517,634.370 410,118.907 437,725.192 432,796.812 414,295.258 128,905.125
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	555,896.904 523,635.252 392,739.616 322,389.693 249,092.588 69,255.931	60,878.773 52,698.784 43,315.463 29,984.253 23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	905,451.449 822,067.450 690,199.274 546,797.845 305,737.792 68,144.429	183,675.132 169,072.394 143,538.511 82,152.826 51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	128,033.051 138,494.463 116,615.758 105,326.661 83,193.782 14,754.053	15,371.570 17,158.474 16,363.660 18,950.206 45,764.537 10,967.138
39

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	357,915.746 308,477.093 259,634.586 228,688.819 105,923.732 33,057.840	19,910.456 17,234.717 15,356.821 11,779.406 8,068.633 6,039.947
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	244,242.168 95,098.874	91,794.467 9,458.526
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	435,377.202 387,490.752 392,527.109 319,849.310 236,173.898 45,675.117	84,544.235 77,269.263 68,063.936 52,423.685 4,077.521 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.265939 $11.646400 $11.318968 $11.343284 $10.750435 $10.000000	$12.229721 $13.265939 $11.646400 $11.318968 $11.343284 $10.750435	753,816.358 623,215.371 502,881.965 455,090.353 393,225.067 267,220.904	93,140.569 44,667.801 27,056.567 24,521.475 10,094.971 2,964.262
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.658578 $14.229627 $12.978543 $12.963438 $12.016687 $10.000000	$15.481189 $16.658578 $14.229627 $12.978543 $12.963438 $12.016687	1,279,010.377 1,384,218.428 1,260,445.860 945,094.363 587,712.929 183,618.663	259,485.344 265,076.789 159,011.698 112,724.542 59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.276088 $12.480067 $11.590179 $11.614612 $11.197765 $10.000000	$13.401339 $14.276088 $12.480067 $11.590179 $11.614612 $11.197765	6,878,216.464 5,823,352.885 3,903,385.449 2,720,425.164 1,582,900.388 526,445.841	1,072,788.997 870,197.902 750,045.847 224,846.179 157,965.515 28,351.522
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.130310 $9.929369 $9.800537 $9.931396 $9.585654 $10.000000	$9.897565 $10.130310 $9.929369 $9.800537 $9.931396 $9.585654	4,537,869.985 5,293,833.062 3,642,645.299 2,576,177.547 1,903,463.496 438,960.594	540,810.212 514,137.613 449,149.112 310,062.628 185,552.208 51,185.079
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.075582 $14.315957 $13.285705 $12.633586 $11.830688 $10.000000	$17.743061 $18.075582 $14.315957 $13.285705 $12.633586 $11.830688	6,407,935.612 5,597,538.999 3,828,625.104 2,612,821.220 1,263,905.792 491,243.624	900,174.965 661,629.077 402,386.735 241,108.869 85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.147103 $14.236379 $12.970965 $12.991220 $11.931867 $10.000000	$16.571891 $17.147103 $14.236379 $12.970965 $12.991220 $11.931867	6,098,745.961 5,512,296.014 4,212,430.232 2,946,870.889 1,776,072.404 468,209.033	506,097.228 329,767.984 223,024.159 108,633.234 38,073.258 7,621.422
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.432170 $10.328094 $10.136201 $10.788034 $11.260843 $10.000000	$11.481798 $13.432170 $10.328094 $10.136201 $10.788034 $11.260843	4,202,293.065 2,592,746.805 1,811,487.965 1,150,475.774 528,244.877 221,404.888	573,434.248 199,067.363 114,814.438 66,127.553 55,666.789 5,831.571
40

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.463790 $12.618836 $11.949550 $12.062460 $11.107482 $10.000000	$13.641930 $14.463790 $12.618836 $11.949550 $12.062460 $11.107482	4,330,871.436 3,404,646.222 2,718,419.249 2,102,030.771 1,318,331.404 385,204.975	399,321.516 306,970.063 247,618.014 222,219.041 117,346.357 51,236.774
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.670738 $13.889797 $13.061381 $13.177562 $11.956533 $10.000000	$15.361620 $16.670738 $13.889797 $13.061381 $13.177562 $11.956533	4,116,787.604 3,740,805.962 2,867,143.605 2,078,692.893 1,120,674.667 322,301.150	778,072.983 692,963.272 468,885.572 333,203.821 182,600.154 42,754.762
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.533749 $13.895732 $12.577430 $12.953004 $12.376023 $10.000000	$13.908228 $16.533749 $13.895732 $12.577430 $12.953004 $12.376023	2,315,300.220 2,036,206.240 1,462,172.599 1,084,200.133 685,821.654 334,929.528	536,456.688 431,355.903 231,478.894 162,352.751 95,219.188 12,831.301
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.967972 $12.733120 $11.804746 $12.353364 $11.749767 $10.000000	$12.188403 $14.967972 $12.733120 $11.804746 $12.353364 $11.749767	946,871.468 884,914.064 601,145.167 520,806.137 369,376.060 111,370.977	215,891.720 121,968.735 83,745.303 59,553.132 48,594.330 11,396.880
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.760104 $11.237079 $10.752653 $11.063752 $10.688708 $10.000000	$11.738485 $12.760104 $11.237079 $10.752653 $11.063752 $10.688708	409,243.639 382,057.197 275,465.530 235,548.227 177,694.429 74,398.651	109,474.751 52,505.098 6,952.933 4,340.814 1,679.847 489.652
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989303	$9.564532	119,976.319	27,455.705
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.630493 $10.989661 $9.680785 $10.248119 $10.020960 $10.000000	$11.168500 $11.630493 $10.989661 $9.680785 $10.248119 $10.020960	1,845,607.063 1,794,790.186 2,248,332.913 2,295,513.349 1,038,247.528 1,626,123.155	135,039.962 135,480.415 103,653.230 72,638.287 43,093.474 12,108.444
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	2,587,637.829 2,295,461.235 2,692,422.072 1,793,886.425 1,841,111.029 1,563,825.254	575,505.620 537,236.191 843,200.505 722,951.278 334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	6,448,823.102 1,172,724.402 5,835,936.087 5,171,644.291 349,553.555 5,913.906	1,410,387.223 139,714.195 1,116,647.989 949,243.544 47,635.117 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.334033 $10.017007 $9.536375 $9.999644	$10.535539 $11.334033 $10.017007 $9.536375	21,725,711.650 15,504,036.487 9,891,609.117 3,684,211.319	2,053,668.502 1,597,642.687 1,078,208.358 531,764.216
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.801913 $13.784815 $12.186650 $12.838062 $11.619171 $10.000000	$13.773995 $15.801913 $13.784815 $12.186650 $12.838062 $11.619171	1,657,867.486 1,745,190.991 1,481,345.369 1,060,213.602 794,609.291 243,887.144	209,293.366 188,632.173 136,736.325 55,917.298 7,874.649 677.588
41

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.751118 $10.482653 $9.998934	$11.915307 $12.751118 $10.482653	414,139.646 648,927.064 336,088.569	60,923.587 45,085.944 35,757.503
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.107713 $10.807498 $10.471099 $10.739932 $10.703267 $10.000000	$11.039845 $12.107713 $10.807498 $10.471099 $10.739932 $10.703267	12,883,813.677 13,108,339.031 10,602,051.876 5,288,964.909 2,600,376.005 1,191,069.381	1,193,463.576 1,048,955.873 659,277.615 269,610.823 83,097.770 20,841.400
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.395820 $9.360815 $9.447880 $9.910906 $9.998931	$9.464257 $10.395820 $9.360815 $9.447880 $9.910906	7,534,928.807 5,841,730.122 5,318,610.365 3,809,465.702 107,694.441	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.395820 $9.360815 $9.447880 $10.255876	$9.464257 $10.395820 $9.360815 $9.447880	N/A	588,657.349 443,595.060 412,042.381 215,113.201
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.604517 $9.114405 $9.250817 $9.870978 $9.998931	$9.402826 $10.604517 $9.114405 $9.250817 $9.870978	6,168,100.586 6,131,278.305 5,139,360.072 4,249,375.593 303,325.031	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.604517 $9.114405 $9.250817 $10.245938	$9.402826 $10.604517 $9.114405 $9.250817	N/A	346,005.250 343,902.620 319,638.127 204,971.948
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.924142 $9.968738 $10.056719 $10.277936 $9.190623 $10.000000	$9.668861 $10.924142 $9.968738 $10.056719 $10.277936 $9.190623	1,108,305.788 1,178,420.356 995,776.353 759,876.571 442,626.701 178,373.329	89,873.147 93,321.392 67,923.112 42,574.101 19,299.463 8,230.003
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.414005 $9.536370 $9.660323 $9.786246 $9.913807 $10.000000	$9.369739 $9.414005 $9.536370 $9.660323 $9.786246 $9.913807	5,376,722.182 4,121,309.777 4,599,372.916 3,733,409.851 2,695,157.653 1,918,148.551	712,145.682 812,190.477 1,000,334.458 1,256,086.721 1,062,094.764 794,012.415
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.301221 $10.453538 $10.383365 $10.563518 $10.157681 $10.000000	$10.660568 $11.301221 $10.453538 $10.383365 $10.563518 $10.157681	3,336,071.789 3,254,697.631 3,187,671.328 2,651,637.829 1,683,653.395 810,279.100	373,261.365 359,559.335 370,430.762 311,001.952 211,734.449 74,224.183
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.324113 $10.165861 $9.998934	$10.883793 $11.324113 $10.165861	3,280,926.460 1,245,673.950 667,828.423	379,812.683 165,340.457 71,368.401
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.918343 $10.235165 $9.998934	$11.303598 $11.918343 $10.235165	1,127,697.901 210,644.804 146,462.321	302,609.786 295,363.493 53,151.657
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.346011 $11.198904 $10.814301 $10.969470 $10.576786 $10.000000	$11.647816 $12.346011 $11.198904 $10.814301 $10.969470 $10.576786	16,770,077.309 17,392,774.195 16,767,485.965 13,322,996.553 9,840,157.007 4,121,639.585	2,107,367.859 2,086,355.858 1,985,574.337 1,746,164.959 1,261,558.778 599,756.578
42

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.629568 $10.075478 $10.220624 $10.379554 $11.116849 $10.000000	$10.227868 $12.629568 $10.075478 $10.220624 $10.379554 $11.116849	1,409,557.340 1,520,913.440 1,173,713.374 905,204.375 398,186.488 109,936.208	179,594.584 288,579.661 153,109.851 89,661.020 31,236.543 6,156.331
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.042056 $9.998808	$9.333397 $11.042056	418,446.817 79,848.413	44,127.495 22,400.850
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.681193 $11.872953 $11.552058 $11.688939 $10.982007 $10.000000	$13.494713 $13.681193 $11.872953 $11.552058 $11.688939 $10.982007	15,123,174.730 14,247,830.433 12,311,660.109 8,353,356.336 3,792,971.424 1,063,072.812	1,953,843.112 1,719,645.645 1,391,847.276 955,660.118 564,867.035 141,887.419
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.909077 $10.945147 $11.349403 $12.136644 $12.327660 $10.000000	$13.528341 $13.909077 $10.945147 $11.349403 $12.136644 $12.327660	1,318,457.809 1,021,110.327 766,452.846 554,182.801 283,489.368 119,481.016	148,254.915 40,448.210 31,065.111 22,081.413 7,175.460 883.095
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.439666 $14.476835 $14.950063 $13.631098 $12.578200 $10.000000	$18.968737 $19.439666 $14.476835 $14.950063 $13.631098 $12.578200	1,273,303.559 990,257.244 698,104.812 542,316.251 225,714.716 42,442.757	270,825.927 227,096.391 156,375.293 74,723.248 32,438.983 6,323.023
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.662972 $10.496265 $10.194463 $10.554197 $10.487906 $10.000000	$11.018726 $11.662972 $10.496265 $10.194463 $10.554197 $10.487906	8,732,785.588 8,129,518.982 7,369,662.075 6,590,300.451 4,424,753.668 1,967,675.135	1,291,025.983 1,287,130.865 998,390.073 854,687.950 511,293.968 155,033.857
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.455608 $11.774539 $11.272065 $11.666538 $11.538002 $10.000000	$12.740597 $14.455608 $11.774539 $11.272065 $11.666538 $11.538002	1,302,827.050 1,235,465.890 872,257.069 785,035.090 542,290.840 216,198.483	140,684.458 136,170.055 124,702.774 112,732.603 50,616.324 9,104.650
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.331600 $11.302262 $10.775920 $11.199081 $11.074586 $10.000000	$12.195165 $13.331600 $11.302262 $10.775920 $11.199081 $11.074586	24,195,032.665 22,719,509.550 17,160,543.887 13,412,471.766 8,497,318.082 2,921,058.560	2,883,904.801 2,724,396.800 2,250,585.291 1,765,194.953 1,180,685.812 371,964.713
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.414876 $10.830967 $10.424423 $10.829022 $10.691713 $10.000000	$11.598142 $12.414876 $10.830967 $10.424423 $10.829022 $10.691713	58,196,308.663 44,749,883.289 43,643,996.120 43,022,329.555 39,414,063.697 14,786,654.800	5,669,690.220 4,438,856.449 4,409,851.171 4,293,914.196 3,483,820.428 1,081,046.301
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.159265 $9.951494 $9.877856 $9.973722 $9.613735 $10.000000	$10.018152 $10.159265 $9.951494 $9.877856 $9.973722 $9.613735	5,193,540.763 5,071,249.516 4,241,433.510 2,763,432.839 1,605,693.871 379,935.488	883,885.999 821,623.219 782,795.964 436,641.592 224,897.387 71,642.116
43

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.027100 $14.276994 $13.015793 $13.233041 $11.762996 $10.000000	$15.756161 $17.027100 $14.276994 $13.015793 $13.233041 $11.762996	659,574.990 565,681.244 442,471.565 301,107.863 218,325.304 31,034.738	85,055.627 84,677.664 76,337.240 16,447.897 12,705.113 2,279.833
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995753 $10.004331 $10.026952 $10.353417 $10.572261 $10.000000	$10.429721 $11.995753 $10.004331 $10.026952 $10.353417 $10.572261	7,031,345.151 6,679,959.063 5,032,791.726 4,352,263.937 2,707,685.708 1,001,377.152	767,559.188 731,831.745 695,932.137 579,400.271 338,155.595 125,901.112
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.970242 $14.293621 $12.671111 $13.225582 $11.652289 $10.000000	$13.856254 $15.970242 $14.293621 $12.671111 $13.225582 $11.652289	1,829,779.803 1,743,318.414 1,326,331.648 891,152.801 496,877.578 134,498.465	270,736.483 200,529.627 190,085.792 90,657.356 58,175.369 12,779.756
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.472408 $10.711093 $10.414355 $10.593167 $10.097615 $10.000000	$10.962603 $11.472408 $10.711093 $10.414355 $10.593167 $10.097615	18,163,711.208 18,246,070.081 18,032,239.382 15,224,511.896 9,673,496.652 3,647,455.492	2,625,312.760 2,608,486.734 2,573,082.452 1,929,859.739 972,738.112 315,777.929
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.405837 $10.459865 $10.667801 $11.036579 $10.306733 $10.000000	$10.884557 $11.405837 $10.459865 $10.667801 $11.036579 $10.306733	23,551,863.760 24,698,180.294 26,984,322.609 23,270,689.215 11,455,244.918 4,201,161.307	2,772,645.966 3,225,027.403 3,292,643.389 2,866,452.866 1,357,996.260 487,654.222
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.988685 $10.728165 $10.976679 $11.458264 $10.730609 $10.000000	$11.273056 $11.988685 $10.728165 $10.976679 $11.458264 $10.730609	8,827,153.810 9,278,390.108 9,463,756.250 7,989,183.294 3,706,614.257 1,118,117.415	1,656,607.885 1,755,275.227 1,935,701.670 1,827,734.681 1,071,154.990 446,170.412
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969823	$8.967781	62,093.842	4,930.839
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$12.042783 $11.138948	$11.796811 $12.042783	2,805,869.832 2,784,065.023	103,794.325 58,981.430
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.039560 $10.751772 $10.498125 $10.827115 $10.491519 $10.000000	$11.342958 $12.039560 $10.751772 $10.498125 $10.827115 $10.491519	89,747,484.008 92,025,653.349 92,913,771.231 88,214,890.695 59,306,574.409 18,434,492.325	11,913,003.627 11,518,842.088 11,171,168.043 10,488,321.409 6,747,588.753 1,923,319.848
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.744234 $10.715366 $10.430131 $10.639777 $10.242158 $10.000000	$11.174893 $11.744234 $10.715366 $10.430131 $10.639777 $10.242158	8,204,167.248 8,267,250.367 8,108,185.282 7,412,878.936 4,694,520.955 1,618,607.230	1,276,454.109 1,309,948.853 1,207,976.550 989,793.825 580,152.452 254,689.318
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.959786 $11.081887 $10.725732 $11.261890 $10.973502 $10.000000	$11.875819 $12.959786 $11.081887 $10.725732 $11.261890 $10.973502	26,642,741.182 28,075,509.366 27,563,516.359 26,023,451.584 19,834,296.274 6,571,228.797	4,441,065.708 4,826,256.728 4,669,714.368 4,982,747.395 3,847,629.433 1,174,019.131
44

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.476033 $11.407632 $11.094806 $11.616532 $10.892283 $10.000000	$11.977936 $12.476033 $11.407632 $11.094806 $11.616532 $10.892283	7,265,888.250 7,914,126.891 8,682,436.920 8,329,407.278 6,715,283.322 2,038,067.991	1,058,496.974 1,143,141.849 1,193,889.896 1,039,548.227 885,097.098 333,672.269
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.338334 $15.088414 $15.677777 $14.251112 $13.647750 $10.000000	$22.416568 $21.338334 $15.088414 $15.677777 $14.251112 $13.647750	1,142,063.364 792,594.137 480,980.965 304,253.707 133,481.154 22,128.499	202,657.647 157,689.121 130,875.644 24,027.587 2,298.094 868.595
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.964235 $12.429084 $11.697900 $11.858446 $10.872281 $10.000000	$13.244911 $13.964235 $12.429084 $11.697900 $11.858446 $10.872281	17,161,359.738 17,573,872.378 12,029,262.665 1,750,200.128 274,739.580 78,350.446	3,190,588.373 3,069,406.808 1,879,400.175 213,241.130 104,177.057 8,105.229
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.348372	$9.534100	72,006.282	2,002.207
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.311207 $11.131834 $10.701368 $11.124623 $10.451710 $10.000000	$11.308343 $12.311207 $11.131834 $10.701368 $11.124623 $10.451710	10,174,900.542 10,946,461.922 11,452,004.048 10,683,318.371 8,884,589.896 3,647,376.276	1,104,649.683 1,157,868.609 1,206,710.083 1,014,625.490 900,285.749 363,358.111
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.924511 $10.942677 $10.559845 $10.924926 $10.179845 $10.000000	$11.163861 $11.924511 $10.942677 $10.559845 $10.924926 $10.179845	5,224,914.807 5,685,902.758 5,871,431.061 4,889,845.914 1,579,140.211 624,928.717	717,366.704 774,411.045 813,979.499 519,473.755 174,401.927 38,034.235
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.692341 $11.197710 $10.816892 $11.350744 $10.808186 $10.000000	$11.565168 $12.692341 $11.197710 $10.816892 $11.350744 $10.808186	7,557,041.367 7,909,038.989 7,402,425.723 5,536,939.867 1,983,029.316 732,620.732	1,129,464.666 1,088,767.487 936,291.616 733,002.344 350,214.248 56,134.232
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.148714 $9.824802 $9.712694 $9.789141 $9.504820 $10.000000	$9.914819 $10.148714 $9.824802 $9.712694 $9.789141 $9.504820	9,901,127.179 9,493,347.879 8,384,913.510 6,650,984.685 4,704,987.215 2,266,145.450	1,761,454.351 1,684,691.488 1,508,850.263 973,835.975 495,278.990 161,131.774
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.086605 $8.925749 $8.710984 $9.085471 $8.903606 $10.000000	$8.829936 $9.086605 $8.925749 $8.710984 $9.085471 $8.903606	3,802,299.557 3,744,101.294 3,242,919.675 2,869,756.696 2,258,495.671 690,784.452	389,264.523 373,895.634 277,032.070 224,880.072 138,604.665 58,498.384
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.217207 $10.173525 $10.040445 $10.417774 $10.186747 $10.000000	$10.751641 $11.217207 $10.173525 $10.040445 $10.417774 $10.186747	3,821,388.593 4,068,063.205 4,409,415.909 4,163,327.162 3,183,886.653 1,398,106.099	459,013.630 485,182.204 478,585.598 552,882.139 324,422.935 118,979.550
45

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.114142 $10.200955 $10.134748 $10.985233 $10.781296 $10.000000	$11.245221 $12.114142 $10.200955 $10.134748 $10.985233 $10.781296	7,396,564.777 7,696,821.913 7,806,586.717 7,689,285.403 5,428,410.614 2,011,013.610	978,313.943 1,023,840.279 1,092,420.428 1,104,113.706 860,078.552 216,685.371
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.594458 $10.174287 $10.086856 $10.675473 $10.437709 $10.000000	$10.966795 $11.594458 $10.174287 $10.086856 $10.675473 $10.437709	19,361,228.760 18,423,471.855 19,518,423.400 20,140,864.592 19,316,097.476 8,269,991.501	1,633,606.607 1,641,023.766 1,697,322.547 1,768,559.551 1,628,220.302 647,314.571
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.413265 $14.426219 $12.097538 $12.600284 $12.165005 $10.000000	$14.314726 $16.413265 $14.426219 $12.097538 $12.600284 $12.165005	1,322,462.679 1,170,816.577 814,006.692 647,804.822 362,392.771 125,178.885	193,361.858 150,388.044 96,299.924 61,629.427 37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.981448 $14.928581 $13.624458 $13.511598 $12.883957 $10.000000	$16.455703 $17.981448 $14.928581 $13.624458 $13.511598 $12.883957	2,384,534.860 2,127,258.620 1,680,511.445 1,182,146.738 635,447.438 196,039.006	407,662.014 290,707.507 190,625.336 107,755.608 57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.164077 $13.161792 $12.522517 $12.923675 $11.929958 $10.000000	$15.337546 $16.164077 $13.161792 $12.522517 $12.923675 $11.929958	478,054.133 497,843.731 255,122.117 198,046.926 117,064.680 36,152.179	27,963.927 28,064.433 22,660.476 10,838.771 30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.626451 $10.428256 $10.484066 $10.511998 $11.255138 $10.000000	$10.506262 $12.626451 $10.428256 $10.484066 $10.511998 $11.255138	768,761.931 662,306.861 526,576.046 322,195.982 168,484.824 55,865.806	61,963.355 55,541.983 30,647.401 21,734.905 11,562.148 3,504.886
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.210437 $9.998808	$10.496897 $11.210437	1,318,889.940 667,835.226	109,016.890 54,018.223
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.744914 $13.950203 $13.782074 $13.096676 $11.971204 $10.000000	$17.508506 $17.744914 $13.950203 $13.782074 $13.096676 $11.971204	1,196,989.163 1,069,693.511 822,318.496 557,874.933 270,746.849 118,756.937	338,263.563 332,762.470 212,744.538 92,208.945 23,878.454 4,115.231

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732	28,657.453 6,380.607 0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.775458 $14.308066 $13.030577 $12.995901 $12.028720 $10.000000	$15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720	149,009.605 164,611.425 138,862.092 123,470.356 92,791.945 35,314.073	36,996.025 32,453.369 31,632.581 27,453.233 24,093.739 3,498.424
46

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	981,904.031 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893	64,067.036 35,117.407 11,607.906 7,769.297 4.304 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.201452 $9.984156 $9.839875 $9.956305 $9.595288 $10.000000	$9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288	1,548,811.031 1,475,335.846 1,337,423.821 957,268.026 552,968.936 146,080.294	227,727.906 215,679.081 197,584.875 116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439	41,881.437 37,703.650 20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149	29,846.367 21,060.948 11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.526456 $10.385062 $10.176872 $10.815068 $11.272124 $10.000000	$11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124	430,086.104 282,731.238 208,072.831 163,772.248 114,327.791 16,463.971	39,896.198 26,881.339 15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916	102,017.276 54,568.256 31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.787722 $13.966380 $13.113758 $13.210576 $11.968514 $10.000000	$15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514	628,942.932 529,654.783 492,381.196 426,751.229 311,539.859 100,871.307	73,167.056 67,017.902 56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.649803 $13.972369 $12.627883 $12.985456 $12.388426 $10.000000	$14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426	349,384.947 275,430.553 177,601.004 163,561.017 105,849.851 32,322.823	31,662.363 27,955.072 24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.073041 $12.803346 $11.852103 $12.384321 $11.761540 $10.000000	$12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540	173,883.158 137,962.027 124,980.079 112,986.456 71,885.942 35,644.269	10,844.551 7,722.919 5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.849623 $11.299003 $10.795776 $11.091476 $10.699427 $10.000000	$11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427	143,364.540 69,980.599 50,166.062 28,308.074 9,930.760 6,653.874	8,909.178 8,018.112 2,431.667 2,379.108 778.524 0.000
47

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989344	$9.574171	36,469.916	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.712137 $11.050257 $9.719621 $10.273798 $10.031013 $10.000000	$11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013	320,302.705 362,641.644 365,057.050 264,491.006 130,725.778 46,472.543	43,207.303 34,852.611 25,867.811 15,260.354 10,356.867 7,044.338
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110	119,025.882 131,213.501 192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	0.000 0.000 0.000 0.000 0.000 0.000	3,833.130 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.379435 $10.042113 $9.545989 $9.999685	$10.593713 $11.379435 $10.042113 $9.545989	10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571	908,918.444 739,979.650 473,940.331 96,829.920
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513	37,113.265 32,486.106 31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.785227 $10.494991 $9.999057	$11.965214 $12.785227 $10.494991	78,698.880 64,953.339 43,869.130	1,403.735 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068	382,499.7432 344,653.731 249,427.097 61,131.146 19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.444947 $9.390991 $9.464171 $9.913106 $9.999055	$9.523349 $10.444947 $9.390991 $9.464171 $9.913106	3,861,812.717 2,866,590.117 2,448,449.410 1,453,971.420 76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.444947 $9.390991 $9.464171 $10.263258	$9.523349 $10.444947 $9.390991 $9.464171	N/A	261,317.666 138,707.744 115,675.498 82,475.437
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.654636 $9.143803 $9.266777 $9.873176 $9.999055	$9.461542 $10.654636 $9.143803 $9.266777 $9.873176	2,895,131.098 2,793,643.617 2,684,953.898 2,064,832.775 92,576.759	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.654636 $9.143803 $9.266777 $10.253316	$9.461542 $10.654636 $9.143803 $9.266777	N/A	203,254.045 209,297.122 183,600.415 78,669.375
48

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930	27,620.095 29,886.976 23,432.152 22,376.797 21,172.153 2,560.342
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	214,373.622 93,020.599 515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.380554 $10.511182 $10.425007 $10.589984 $10.167870 $10.000000	$10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870	1,313,794.770 1,159,911.467 1,296,566.839 1,080,862.218 623,127.531 268,509.728	128,775.408 116,439.464 100,139.594 70,004.737 32,762.921 14,090.541
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.354430 $10.177835 $9.999057	$10.929402 $11.354430 $10.177835	1,493,863.665 542,728.859 388,732.490	83,880.203 22,016.079 3,180.765
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.950233 $10.247219 $9.999057	$11.350954 $11.950233 $10.247219	547,226.258 203,066.232 180,001.729	50,061.605 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.432659 $11.260647 $10.857672 $10.996952 $10.587385 $10.000000	$11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385	7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867	954,468.899 984,218.848 850,758.710 640,436.437 431,236.557 150,960.379
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612	42,726.160 34,642.124 27,841.382 11,797.477 10,139.958 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.053172 $9.998932	$9.356901 $11.053172	83,922.555 67,036.481	867.438 336.353
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.777202 $11.938410 $11.598380 $11.718211 $10.993018 $10.000000	$13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018	7,090,272.105 6,453,570.890 5,627,498.505 4,122,918.223 2,168,929.879 605,286.567	745,422.044 700,842.517 529,204.466 293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664	12,952.125 12,057.605 8,956.409 9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.576085 $14.556655 $15.010012 $13.665247 $12.590808 $10.000000	$19.130699 $19.576085 $14.556655 $15.010012 $13.665247 $12.590808	223,827.119 181,271.737 160,609.751 140,885.905 81,827.659 51,653.070	19,423.430 13,864.642 12,488.118 7,744.916 3,126.294 0.000
49

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.744831 $10.554151 $10.235360 $10.580640 $10.498423 $10.000000	$11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423	3,420,681.390 3,509,521.322 3,349,856.936 2,984,921.195 1,928,571.581 785,477.811	243,501.115 245,002.589 248,346.991 177,112.121 107,274.427 13,158.362
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.557080 $11.839475 $11.317279 $11.695770 $11.549567 $10.000000	$12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567	194,361.304 163,435.525 81,192.541 94,099.758 36,543.476 2,468.009	23,846.406 16,953.812 10,602.006 7,185.573 1,571.040 5,258.281
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.425178 $11.364591 $10.819148 $11.227145 $11.085692 $10.000000	$12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692	11,595,711.062 10,944,980.751 9,047,990.197 7,018,551.500 4,197,855.111 1,507,985.665	676,758.853 655,497.757 572,781.176 477,975.276 365,069.978 85,215.629
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.502039 $10.890701 $10.466234 $10.856149 $10.702435 $10.000000	$11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435	25,011,917.348 21,275,906.716 20,600,851.837 19,562,323.435 16,886.380.920 5,462,160.802	1,372,648.352 1,287,145.736 1,314,864.912 1,229,185.209 1,106,523.523 400,013.153
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.230589 $10.006379 $9.917483 $9.998717 $9.623381 $10.000000	$10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381	1,791,305.006 1,731,131.639 1,712,205.303 1,210,251.369 655,763.289 199,980.549	246,180.294 212,450.655 186,538.031 115,642.878 78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.146612 $14.355718 $13.067996 $13.266196 $11.774789 $10.000000	$15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789	158,243.703 133,747.154 105,740.003 70,126.307 40,675.593 20,179.528	8,524.337 5,752.607 4,432.723 2,807.748 663.236 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.079938 $10.059488 $10.067158 $10.379348 $10.582852 $10.000000	$10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852	3,491,680.387 3,254,401.548 2,765,579.377 2,481,388.175 1,482,653.871 545,902.099	275,515.743 265,916.412 246,354.672 218,118.771 166,273.306 46,261.476
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.082330 $14.372441 $12.721939 $13.258726 $11.663974 $10.000000	$13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974	255,590.631 193,800.939 145,199.336 88,619.657 60,493.765 31,965.230	20,946.852 21,878.819 22,528.118 14,411.224 6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.552910 $10.770135 $10.456119 $10.619703 $10.107747 $10.000000	$11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747	8,820,040.201 8,984,307.211 9,385,638.157 7,927,091.042 4,822,103.114 1,755,876.651	632,793.511 662,491.745 643,280.579 522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.485905 $10.517546 $10.710585 $11.064219 $10.317071 $10.000000	$10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071	11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954	655,532.980 695,820.301 746,852.539 757,872.315 428,082.204 170,898.767
50

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.072850 $10.787335 $11.020711 $11.486977 $10.741367 $10.000000	$11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367	4,292,261.477 4,562,478.889 4,902,835.025 4,432,074.260 1,630,313.399 534,123.874	464,720.673 495,914.557 553,370.880 453,444.882 222,144.139 68,654.884
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969864	$8.976821	5,555.452	17.261
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$12.127279 $11.576938	$11.897505 $12.127279	1,845,229.531 1,340,325.844	18,748.593 10,933.462
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,217,683.031 3,262,583.334 3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	434,666.576 498,804.300 491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,431,073.877 4,455,479.793 4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.563616 $11.470549 $11.139325 $11.645646 $10.903208 $10.000000	$12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208	3,807,675.652 4,041,185.565 4,542,652.112 4,503,750.020 3,695,013.317 992,195.452	211,873.643 245,326.716 248,371.369 234,967.166 212,258.917 106,705.872
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.488070 $15.171617 $15.740648 $14.286806 $13.661415 $10.000000	$22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415	197,068.404 124,873.614 100,597.238 52,384.127 37,151.629 17,726.290	7,902.653 8,516.485 8,250.140 5,912.973 3,776.684 1,728.342
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.062241 $12.497609 $11.744808 $11.888160 $10.883184 $10.000000	$13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184	8,082,557.605 8,266,653.980 6,011,438.332 613,810.316 31,679.289 12,212.154	1,942,455.859 1,892,914.028 1,600,191.410 25,697.618 3,915.953 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$10.138617 $9.789562 $9.706968 $10.402812 $10.221398 $10.000000	$9.558114 $10.138617 $9.789562 $9.706968 $10.402812 $10.221398	49,618.314 48,382.683 41,236.934 32,355.653 11,466.650 2,592.569	316.796 341.051 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.397603 $11.193211 $10.744289 $11.152500 $10.462191 $10.000000	$11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191	5,828,468.015 6,193,648.375 6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677	372,310.528 344,966.940 362,355.290 312,740.979 217,229.054 85,934.688
51

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.008215 $11.003018 $10.602192 $10.952289 $10.190054 $10.000000	$11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054	2,789,616.154 3,026,916.356 3,000,803.860 2,187,278.834 828,513.026 318,136.507	174,813.748 197,295.594 163,296.900 107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.781448 $11.259471 $10.860289 $11.379196 $10.819034 $10.000000	$11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034	3,036,080.606 3,193,268.190 2,958,312.185 2,104,820.788 1,025,743.646 399,652.809	406,367.949 412,626.456 369,246.132 299,063.857 150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.219953 $9.878967 $9.751636 $9.813662 $9.514350 $10.000000	$9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350	4,078,328.756 3,837,609.038 3,603,596.701 2,789,151.344 2,057,386.825 999,005.652	408,032.862 385,040.793 345,262.575 219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.150423 $8.974997 $8.745946 $9.108264 $8.912553 $10.000000	$8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553	1,349,067.925 1,313,308.475 1,197,959.560 992,524.423 634,739.686 245,406.237	125,339.375 109,482.854 93,302.852 69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.295935 $10.229619 $10.080716 $10.443870 $10.196963 $10.000000	$10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963	2,128,820.189 2,275,464.773 2,529,250.172 2,516,500.446 1,956,366.926 986,485.934	148,787.888 168,217.273 180,744.514 164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.199194 $10.257227 $10.175414 $11.012768 $10.792110 $10.000000	$11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110	3,620,948.511 3,694,135.980 3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547	315,999.003 355,541.841 366,213.855 396,706.155 277,093.187 111,560.626
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.675842 $10.230394 $10.127307 $10.702212 $10.448174 $10.000000	$11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174	10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901	690,762.959 713,159.092 679,650.913 688,579.617 551,094.701 253,611.218
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.528450 $14.505763 $12.146057 $12.631853 $12.177203 $10.000000	$14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203	182,603.274 140,464.752 106,399.063 76,068.916 54,971.042 18,193.980	27,247.225 26,697.259 24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237	36,872.771 29,643.857 29,151.814 16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.277479 $13.234335 $12.572718 $12.956027 $11.941909 $10.000000	$15.468469 $16.277479 $13.234335 $12.572718 $12.956027 $11.941909	41,624.542 33,474.028 32,624.463 29,094.605 18,934.105 5,936.209	10,460.608 11,391.602 8,153.055 4,622.312 4,290.081 8,268.552
52

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827	12,867.822 14,583.898 10,284.983 9,422.672 7,872.892 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.221729 $9.998932	$10.523344 $11.221729	200,223.280 87,853.517	65,287.850 997.476
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.869453 $14.027132 $13.837347 $13.129488 $11.983201 $10.000000	$17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201	196,087.946 131,660.198 99,262.203 37,981.151 21,928.432 2,268.861	17,332.848 9,876.924 12,491.758 5,988.011 2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	66.136 64.970 65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.199291 $13.920262 $12.772544 $12.834412 $11.968644 $10.000000	$14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644	60,554.714 24,376.214 22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.850921 $9.713438 $9.644934 $9.832499 $9.547280 $10.000000	$9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280	12,804.503 14,690.140 16,226.527 13,550.909 11,256.709 1,815.406	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000 0.000 0.000
53

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.061780 $10.103487 $9.975250 $10.680630 $11.215808 $10.000000	$11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808	85,308.579 72,016.486 61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.211056 $13.587771 $12.854041 $13.046409 $11.908722 $10.000000	$14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722	17,739.753 18,826.183 20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.077840 $13.593573 $12.377761 $12.824063 $12.326543 $10.000000	$13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543	24,072.052 25,002.520 21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.555222 $12.456220 $11.617339 $12.230390 $11.702776 $10.000000	$11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776	14,871.276 15,322.407 15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.408182 $10.992667 $10.581922 $10.953594 $10.645948 $10.000000	$11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948	5,840.129 6,886.700 7,588.397 2,958.721 4,200.287 550.217	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989138	$9.526088	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.309743 $10.750689 $9.527080 $10.146079 $9.980853 $10.000000	$10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853	8,706.002 16,435.752 13,683.032 12,482.790 7,902.719 287.883	1,761.553 1,761.745 1,761.943 1,762.157 1,762.369 1,762.588
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	6,168.349 0.000 7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.154275 $9.917245 $9.498051 $9.999480	$10.306079 $11.154275 $9.917245 $9.498051	80,612.847 94,126.878 59,336.296 4,255.608	0.000 0.000 0.000 0.000
54

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.615676 $10.433489 $9.998443	$11.717810 $12.615676 $10.433489	2,048.908 1,292.819 1,293.016	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.201699 $9.241117 $9.383040 $9.902116 $9.998439	$9.231656 $10.201699 $9.241117 $9.383040 $9.902116	18,522.841 42,620.600 44,543.920 43,359.222 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.201699 $9.241117 $9.383040 $10.226444	$9.231656 $10.201699 $9.241117 $9.383040	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.406521 $8.997858 $9.187326 $9.862222 $9.998439	$9.171735 $10.406521 $8.997858 $9.187326 $9.862222	22,978.259 4,507.112 1,729.897 12,388.665 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.406521 $8.997858 $9.187326 $10.216529	$9.171735 $10.406521 $8.997858 $9.187326	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168	627.911 627.979 628.050 628.126 628.202 628.281
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.989536 $10.226195 $10.218494 $10.458333 $10.117028 $10.000000	$10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028	11,849.520 12,323.552 15,478.177 15,634.474 16,357.190 3,239.238	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.203821 $10.118180 $9.998443	$10.703400 $11.203821 $10.118180	171.793 2.390 2,915.905	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.791738 $10.187153 $9.998443	$11.116236 $11.791738 $10.187153	4,206.444 4,652.082 5,135.445	0.000 0.000 0.000
55

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.005517 $10.955354 $10.642594 $10.860255 $10.534462 $10.000000	$11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462	40,341.229 69,219.580 78,983.422 60,781.056 43,907.891 9,529.686	8,451.443 8,660.937 8,862.451 9,076.293 9,284.186 0.000
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604	2,213.927 2,214.167 2,214.417 2,214.685 2,214.953 2,215.228
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.997715 $9.998315	$9.239950 $10.997715	966.422 658.294	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.303907 $11.614754 $11.368647 $11.572559 $10.938069 $10.000000	$13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069	73,133.653 74,486.167 59,166.221 49,816.031 32,783.435 6,600.572	0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.903726 $14.162075 $14.712773 $13.495430 $12.527909 $10.000000	$18.334800 $18.903726 $14.162075 $14.712773 $13.495430 $12.527909	10,287.785 10,961.534 11,541.849 11,886.641 8,448.449 846.776	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.341307 $10.267999 $10.032590 $10.449099 $10.445939 $10.000000	$10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939	16,581.212 18,686.618 18,591.073 17,918.589 10,973.040 1,519.090	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.057013 $11.518496 $11.093105 $11.550401 $11.491860 $10.000000	$12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860	43,694.427 43,680.340 44,233.208 44,956.410 31,917.221 2,392.175	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.963982 $11.056483 $10.604829 $11.087576 $10.648942 $10.000000	$11.787536 $12.963982 $11.056483 $10.604829 $10.721200 $10.648942	368,996.918 420,324.581 415,923.412 328,686.896 251,113.564 173,290.957	8,203.429 8,594.813 9,250.590 10,482.944 10,710.281 13,241.008
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.072521 $10.595439 $10.258913 $10.721200 $11.030283 $10.000000	$11.210462 $12.072521 $10.595439 $10.258913 $11.087576 $11.030283	211,376.146 217,145.565 237,748.293 221,914.899 235,001.326 85,646.318	0.000 193.986 669.141 1,727.549 10,044.063 0.000
56

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.879065 $9.735073 $9.721015 $9.874394 $9.575240 $10.000000	$9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240	12,029.853 15,981.116 14,549.395 5,104.349 5,252.076 1,005.136	2,365.064 2,365.322 2,365.589 2,365.876 2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.557648 $13.966599 $12.809199 $13.101339 $11.715964 $10.000000	$15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964	70,782.370 70,782.370 72,049.553 2,150.606 7,061.914 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.664949 $9.786759 $9.867739 $10.250325 $10.529969 $10.000000	$10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969	20,067.242 20,184.517 20,261.118 19,199.829 5,371.619 3,903.920	8,545.438 8,756.945 8,960.425 12,568.084 9,386.223 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.529922 $13.982875 $12.469993 $13.093960 $11.605686 $10.000000	$13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686	23,378.338 27,094.248 17,391.410 28,333.408 15,708.208 3,547.942	525.326 525.383 525.443 525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.155971 $10.478119 $10.248971 $10.487665 $10.057197 $10.000000	$10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197	34,059.811 30,643.796 43,842.958 40,711.532 32,100.578 35,485.172	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.091262 $10.232375 $10.498420 $10.926676 $10.265484 $10.000000	$10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484	54,630.222 125,798.857 136,166.917 115,317.084 59,980.890 25,530.491	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.658071 $10.494866 $10.802412 $11.344192 $10.687674 $10.000000	$10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674	2,369.728 2,522.115 9,680.316 6,960.974 3,479.643 1,438.175	0.000 0.000 0.000 1,602.369 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969658	$8.931714	65,184.792	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.710661 $11.227768	$11.402478 $11.710661	13,701.961 2,569.559	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118	756.968 761.287 765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000 0.000 0.000
57

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970	0.000 0.000 0.000 1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.131985 $11.159568 $10.918676 $11.500897 $10.848708 $10.000000	$11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708	75,955.179 85,467.252 99,337.135 104,387.475 123,894.119 31,497.804	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.750186 $14.760433 $15.429000 $14.109322 $13.593218 $10.000000	$21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218	38,445.320 16,083.991 11,395.656 10,874.295 9,517.292 1,952.504	500.378 500.092 500.149 500.209 500.269 500.331
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.579168 $12.158821 $11.512194 $11.740407 $10.828798 $10.000000	$12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798	25,648.047 226,081.157 223,355.809 1,333.858 1,378.199 1,040.155	1,109.314 1,109.435 1,109.560 1,109.694 1,109.828 1,109.966
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131062	$9.282922	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.971697 $10.889772 $10.531472 $11.013876 $10.409893 $10.000000	$10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893	58,325.943 94,971.948 102,519.460 90,093.825 81,603.570 43,359.072	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.595653 $10.704716 $10.392183 $10.816153 $10.139103 $10.000000	$10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103	18,024.553 18,016.761 15,688.425 16,990.580 11,043.253 2,180.229	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.342364 $10.954225 $10.645176 $11.237755 $10.764954 $10.000000	$11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954	42,443.460 43,188.008 45,913.541 282,128.339 14,290.073 556.157	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.868801 $9.611129 $9.558465 $9.691647 $9.466752 $10.000000	$9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752	145,472.624 138,431.109 139,061.994 185,477.046 194,889.381 32,790.324	1,200.795 1,200.925 1,201.061 1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.835947 $8.731587 $8.572621 $8.994968 $8.867938 $10.000000	$8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938	5,176.240 5,455.889 8,848.154 9,352.760 11,661.024 8,649.772	620.319 620.387 620.458 620.533 620.608 620.685
58

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.907839 $9.952261 $9.881016 $10.314031 $10.145981 $10.000000	$10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981	13,396.053 13,651.489 15,437.709 18,840.103 3,811.316 2,514.838	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.780071 $9.979113 $9.973829 $10.875866 $10.738168 $10.000000	$10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168	21,710.492 18,368.564 30,835.310 34,509.771 223,746.841 9,775.439	8,271.962 8,477.418 8,675.011 8,884.706 9,088.615 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.274671 $9.952995 $9.926665 $10.569164 $10.395937 $10.000000	$10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937	25,943.742 33,278.685 35,735.642 37,220.373 51,906.971 38,791.540	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.960659 $14.112515 $11.905464 $12.474849 $12.116373 $10.000000	$13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373	28,423.710 3,648.079 4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469	501.090 501.145 501.201 501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.718338 $12.875567 $12.323705 $12.795018 $11.882254 $10.000000	$14.824856 $15.718338 $12.875567 $12.323705 $12.795018 $11.882254	34,023.197 34,156.998 34,287.345 2,116.624 871.220 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	993.707 918.238 965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.165434 $9.998315	$10.391861 $11.165434	833.176 1,308.035	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.255687 $13.646902 $13.563320 $12.966311 $11.923333 $10.000000	$16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333	1,650.069 1,919.858 1,940.648 44,400.705 48,163.289 0.000	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.020992 $11.476985 $11.198895 $11.267902 $10.721751 $10.000000	$11.955722 $13.020992 $11.476985 $11.198895 $11.267902 $10.721751	42,175.647 41,999.001 48,353.730 43,641.424 39,361.731 20,225.891	9,585.028 9,858.028 10,396.930 324.989 173.219 0.000
59

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.350828 $14.022532 $12.840773 $12.877240 $11.984631 $10.000000	$15.134149 $16.350828 $14.022532 $12.840773 $12.877240 $11.984631	30,608.897 33,662.772 38,296.056 234,833.954 311,389.903 22,366.172	8,640.050 8,640.050 8,640.050 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.012505 $12.298547 $11.467198 $11.537406 $11.167882 $10.000000	$13.101108 $14.012505 $12.298547 $11.467198 $11.537406 $11.167882	420,917.622 477,810.536 490,120.416 832,093.984 1,021,170.053 38,508.774	53,819.470 54,626.833 54,989.984 56,499.175 47,518.132 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.943245 $9.784941 $9.696552 $9.865372 $9.560048 $10.000000	$9.675819 $9.943245 $9.784941 $9.696552 $9.865372 $9.560048	150,293.903 150,789.290 156,971.590 150,809.018 87,578.639 37,388.566	5,210.409 5,416.749 6,724.773 6,842.554 4,471.593 1,427.989
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.741896 $14.107757 $13.144757 $12.549625 $11.799133 $10.000000	$17.345605 $17.741896 $14.107757 $13.144757 $12.549625 $11.799133	212,878.247 293,845.318 260,265.297 241,270.576 171,896.739 62,601.025	10,476.400 8,825.244 6,321.166 0.000 2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.830546 $14.029339 $12.833364 $12.904886 $11.900033 $10.000000	$16.200648 $16.830546 $14.029339 $12.833364 $12.904886 $11.900033	196,405.154 284,937.161 263,154.209 240,353.312 222,652.203 46,067.017	2,829.755 1,216.627 866.943 294.343 294.733 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.184180 $10.177869 $10.028655 $10.716334 $11.230806 $10.000000	$11.224568 $13.184180 $10.177869 $10.028655 $10.716334 $11.230806	105,864.803 180,182.088 141,224.812 112,022.084 110,861.793 26,776.622	201.010 643.316 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.196549 $12.435171 $11.822694 $11.982257 $11.077851 $10.000000	$13.336109 $14.196549 $12.435171 $11.822694 $11.982257 $11.077851	223,355.324 231,482.657 211,684.056 236,500.341 140,196.806 40,872.660	961.296 967.623 2,980.521 2,257.697 315.699 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.362706 $13.687606 $12.922704 $13.089927 $11.924618 $10.000000	$15.017209 $16.362706 $13.687606 $12.922704 $13.089927 $11.924618	154,907.982 175,649.601 144,371.593 338,791.784 405,866.615 43,870.000	12,494.157 12,725.495 12,755.688 6,255.046 6,183.539 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.228296 $13.693495 $12.443921 $12.866880 $12.343022 $10.000000	$13.596417 $16.228296 $13.693495 $12.443921 $12.866880 $12.343022	82,437.737 123,847.097 114,396.332 100,367.723 112,740.671 24,986.510	1,658.075 1,986.532 1,509.922 1,218.939 3,219.028 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.691410 $12.547771 $11.679416 $12.271210 $11.718414 $10.000000	$11.915120 $14.691410 $12.547771 $11.679416 $12.271210 $11.718414	26,699.153 31,959.269 35,973.467 30,726.986 22,488.816 17,597.667	910.578 664.621 0.000 0.000 0.000 0.000
60

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.524439 $11.073573 $10.638550 $10.990212 $10.660185 $10.000000	$11.475439 $12.524439 $11.073573 $10.638550 $10.990212 $10.660185	14,704.317 15,160.668 16,713.734 18,265.474 18,009.869 6,923.531	380.901 371.314 2,263.279 1,925.611 1,888.432 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989193	$9.538875	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.415565 $10.829680 $9.577987 $10.179942 $9.994196 $10.000000	$10.918097 $11.415565 $10.829680 $9.577987 $10.179942 $9.994196	184,939.043 255,645.220 264,475.912 311,225.087 391,614.502 36,469.827	1,799.115 1,899.102 2,160.444 1,261.082 1,058.653 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	164,626.332 218,333.102 350,108.185 92,694.557 37,153.034 15,665.525	1,463.854 1,506.658 1,441.485 6,895.102 1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	470,830.332 421,330.685 688,671.518 826,487.850 19,897.936 0.000	1,502.559 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.213807 $9.950348 $9.510781 $9.999534	$10.381921 $11.213807 $9.950348 $9.510781	221,758.060 183,321.357 94,603.925 32,067.810	13,653.941 2,047.496 2,047.643 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.509932 $13.584159 $12.057250 $12.752670 $11.588159 $10.000000	$13.465162 $15.509932 $13.584159 $12.057250 $12.752670 $11.588159	37,957.213 46,593.901 48,844.717 39,063.966 32,466.842 13,699.963	148.536 83.232 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.660643 $10.449847 $9.998607	$11.783235 $12.660643 $10.449847	875.710 0.000 0.000	40.662 292.653 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.883958 $10.650154 $10.359899 $10.668485 $10.674703 $10.000000	$10.792292 $11.883958 $10.650154 $10.359899 $10.668485 $10.674703	250,626.486 282,789.005 272,405.514 299,318.498 245,222.461 117,911.290	28,432.060 28,883.257 29,361.972 27,292.510 27,444.338 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.265930 $9.280795 $9.404569 $9.905041 $9.998603	$9.308479 $10.265930 $9.280795 $9.404569 $9.905041	44,858.691 44,187.122 36,222.814 7,570.684 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.265930 $9.280795 $9.404569 $10.236231	$9.308479 $10.265930 $9.280795 $9.404569	N/A	3,923.564 4,209.669 4,515.328 408.905
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.472053 $9.036519 $9.208427 $9.865137 $9.998603	$9.248070 $10.472053 $9.036519 $9.208427 $9.865137	56,548.508 59,984.058 63,106.689 55,981.463 5,068.353	N/A
61

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.472053 $9.036519 $9.208427 $10.226314	$9.248070 $10.472053 $9.036519 $9.208427	N/A	5,994.381 5,969.857 6,016.514 2,953.131
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.722280 $9.823625 $9.949920 $10.209561 $9.166064 $10.000000	$9.452063 $10.722280 $9.823625 $9.949920 $10.209561 $9.166064	52,289.840 49,230.202 46,612.264 47,199.618 46,371.490 18,021.280	1,875.202 1,820.132 2,903.238 2,864.657 981.892 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.240015 $9.397543 $9.557744 $9.721140 $9.887333 $10.000000	$9.159650 $9.240015 $9.397543 $9.557744 $9.721140 $9.887333	489,044.395 411,203.020 576,390.589 425,951.210 145,086.206 170,118.831	837.954 1,879.782 0.000 0.000 12,825.590 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.092384 $10.301359 $10.273100 $10.493249 $10.130552 $10.000000	$10.421547 $11.092384 $10.301359 $10.273100 $10.493249 $10.130552	66,420.503 66,582.641 74,164.353 87,591.592 64,496.580 32,345.543	1,669.085 1,662.608 1,690.239 1,695.618 1,334.555 1,362.039
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.243752 $10.134035 $9.998607	$10.763154 $11.243752 $10.134035	26,195.948 18,502.543 19,098.818	44.500 320.282 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.833770 $10.203130 $9.998607	$11.178307 $11.833770 $10.203130	2,668.048 2,783.094 1,799.807	42.900 308.769 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.117851 $11.035867 $10.699456 $10.896498 $10.548539 $10.000000	$11.386645 $12.117851 $11.035867 $10.699456 $10.896498 $10.548539	447,086.233 593,217.187 641,981.539 1,070,091.882 1,220,013.241 196,578.173	1,840.243 6,686.367 6,027.377 6,614.375 8,378.796 2,970.057
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.396200 $9.928806 $10.112097 $10.310526 $11.087194 $10.000000	$9.998525 $12.396200 $9.928806 $10.112097 $10.310526 $11.087194	55,004.576 61,351.610 57,408.209 54,212.042 34,404.191 20,071.429	7,172.520 7,694.574 8,227.255 7,966.734 7,765.188 2,216.473
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.012485 $9.998480	$9.271011 $11.012485	17,300.012 6,933.789	171.963 597.153
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.428412 $11.700135 $11.429405 $11.611194 $10.952695 $10.000000	$13.192193 $13.428412 $11.700135 $11.429405 $11.611194 $10.952695	221,189.116 213,770.542 177,736.141 185,809.247 118,866.057 36,406.657	20,055.599 20,331.131 20,595.724 2,935.348 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.652028 $10.785782 $11.228873 $12.055926 $12.294781 $10.000000	$13.224994 $13.652028 $10.785782 $11.228873 $12.055926 $12.294781	46,299.673 31,423.654 22,483.735 32,417.770 20,474.406 13,319.169	1,868.733 3,839.695 2,662.707 2,255.355 2,181.573 1,466.627
62

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.080561 $14.266135 $14.791372 $13.540467 $12.544643 $10.000000	$18.543546 $19.080561 $14.266135 $14.791372 $13.540467 $12.544643	28,492.091 27,656.564 18,932.796 20,601.056 14,132.238 5,088.874	27.151 195.419 1,883.700 1,656.739 1,675.033 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.447461 $10.343485 $10.086216 $10.483993 $10.459910 $10.000000	$10.771690 $11.447461 $10.343485 $10.086216 $10.483993 $10.459910	238,098.105 300,187.157 282,607.345 344,885.328 211,031.261 67,881.046	902.572 0.000 3,643.643 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.188519 $11.603137 $11.152369 $11.588948 $11.507218 $10.000000	$12.454946 $14.188519 $11.603137 $11.152369 $11.588948 $11.507218	34,304.211 32,065.841 33,023.966 33,200.678 8,707.303 272.674	7,586.604 7,809.661 7,550.613 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.085282 $11.137751 $10.661503 $11.124607 $11.045046 $10.000000	$11.921761 $13.085282 $11.137751 $10.661503 $11.124607 $11.045046	494,696.487 821,773.810 677,420.411 616,223.902 466,456.736 304,967.975	50,123.781 95,120.354 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.185474 $10.673292 $10.313725 $10.756983 $10.663171 $10.000000	$11.338118 $12.185474 $10.673292 $10.313725 $10.756983 $10.663171	709,534.616 821,275.683 928,093.753 1,090,202.578 984,620.645 439,515.810	26,826.842 29,037.062 31,389.497 33,969.733 36,575.799 13,644.352
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.971515 $9.806624 $9.772973 $9.907375 $9.588054 $10.000000	$9.793524 $9.971515 $9.806624 $9.772973 $9.907375 $9.588054	72,824.027 164,699.959 281,809.908 93,990.865 60,842.207 19,287.425	6,252.293 9,690.082 8,283.294 5,427.576 5,116.567 3,013.827
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.712538 $14.069218 $12.877634 $13.145060 $11.731616 $10.000000	$15.402942 $16.712538 $14.069218 $12.877634 $13.145060 $11.731616	32,135.683 34,403.618 14,641.533 17,568.139 12,805.714 279.428	7,289.229 7,794.313 7,286.308 6,806.249 6,842.272 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.774100 $9.858704 $9.920481 $10.284549 $10.544050 $10.000000	$10.195876 $11.774100 $9.858704 $9.920481 $10.284549 $10.544050	69,327.881 163,324.752 77,942.824 72,891.068 59,978.044 16,310.542	0.000 0.000 0.000 10,526.005 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.675200 $14.085605 $12.536602 $13.137653 $11.621198 $10.000000	$13.545638 $15.675200 $14.085605 $12.536602 $13.137653 $11.621198	105,706.232 161,855.498 155,210.831 466,359.330 635,812.313 27,042.732	1,752.290 1,913.773 1,696.106 1,157.534 1,158.864 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.260378 $10.555146 $10.303757 $10.522686 $10.070649 $10.000000	$10.716783 $11.260378 $10.555146 $10.303757 $10.522686 $10.070649	247,846.300 268,110.978 349,483.270 312,588.757 282,217.982 110,084.606	25,476.136 25,726.285 161,336.864 159,318.601 158,925.183 77,264.351
63

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.195043 $10.307580 $10.554510 $10.963155 $10.279209 $10.000000	$10.640495 $11.195043 $10.307580 $10.554510 $10.963155 $10.279209	353,189.571 469,835.804 524,222.586 530,561.984 411,312.058 139,757.438	11,443.336 11,559.494 11,561.266 8,698.777 2,499.433 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.767188 $10.572012 $10.860145 $11.382071 $10.701973 $10.000000	$11.020354 $11.767188 $10.572012 $10.860145 $11.382071 $10.701973	180,665.925 206,011.957 213,560.981 197,022.000 94,166.615 31,940.498	3,759.301 3,775.317 4,359.678 2,219.452 915.966 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969713	$8.943716	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.820237 $11.319746	$11.532311 $11.820237	79,890.492 54,278.444	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.817078 $10.595249 $10.386658 $10.755101 $10.463511 $10.000000	$11.088630 $11.817078 $10.595249 $10.386658 $10.755101 $10.463511	1,070,921.718 1,309,071.110 1,444,011.973 1,567,169.738 1,699,526.002 723,202.827	56,739.137 59,067.606 60,674.616 61,922.614 43,730.432 23,716.302
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.527217 $10.559389 $10.319392 $10.569014 $10.214822 $10.000000	$10.924363 $11.527217 $10.559389 $10.319392 $10.569014 $10.214822	379,926.207 420,633.692 455,401.740 520,094.041 474,118.400 261,038.089	2,894.120 3,182.265 12,617.595 5,389.859 6,219.625 2,698.420
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.720311 $10.920571 $10.611837 $11.186986 $10.944217 $10.000000	$11.609560 $12.720311 $10.920571 $10.611837 $11.186986 $10.944217	514,978.460 583,969.704 629,343.614 613,580.643 731,263.653 349,322.897	11,421.672 17,034.022 17,359.804 26,165.206 97,005.382 10,030.854
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.245491 $11.241574 $10.977013 $11.539282 $10.863207 $10.000000	$11.709403 $12.245491 $11.241574 $10.977013 $11.539282 $10.863207	149,351.647 163,676.936 182,359.072 206,249.557 172,763.213 29,234.133	1,448.605 1,469.050 1,490.023 1,511.728 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.944234 $14.868862 $15.511408 $14.156391 $13.611367 $10.000000	$21.914168 $20.944234 $14.868862 $15.511408 $14.156391 $13.611367	32,562.721 34,099.145 18,322.051 10,469.215 4,818.896 0.000	4,455.664 5,942.824 6,045.326 5,938.136 6,003.167 1,456.851
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.706212 $12.248161 $11.573700 $11.779587 $10.843264 $10.000000	$12.947969 $13.706212 $12.248161 $11.573700 $11.779587 $10.843264	229,939.372 236,219.686 175,001.198 85,561.599 28,266.285 5,571.675	0.000 8,116.426 8,116.426 10,966.795 14,327.968 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.142694	$9.310545	5,175.310	0.000
64

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.083700 $10.969780 $10.587734 $11.050631 $10.423803 $10.000000	$11.054795 $12.083700 $10.969780 $10.587734 $11.050631 $10.423803	561,761.047 614,600.130 604,407.514 625,849.894 229,119.005 73,827.792	2,607.065 2,805.646 2,822.770 2,496.333 610.911 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.704146 $10.783373 $10.447704 $10.852257 $10.152664 $10.000000	$10.913547 $11.704146 $10.783373 $10.447704 $10.852257 $10.152664	145,505.450 162,291.787 215,883.374 117,232.528 88,370.045 49,101.141	0.000 0.000 2,247.857 2,186.501 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.457811 $11.034708 $10.702046 $11.275259 $10.779351 $10.000000	$11.305860 $12.457811 $11.034708 $10.702046 $11.275259 $10.779351	732,649.136 732,318.063 735,452.358 408,370.070 61,935.403 8,555.799	2,120.546 2,581.553 1,892.633 1,892.633 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.961151 $9.681770 $9.609539 $9.724006 $9.479421 $10.000000	$9.692510 $9.961151 $9.681770 $9.609539 $9.724006 $9.479421	319,209.335 466,053.834 513,408.883 331,157.826 287,844.167 185,405.345	2,516.769 2,974.280 2,016.225 605.028 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.918660 $8.795789 $8.618460 $9.025014 $8.879813 $10.000000	$8.631949 $8.918660 $8.795789 $8.618460 $9.025014 $8.879813	45,443.157 54,477.276 74,073.075 79,023.958 32,313.589 11,600.946	5,002.317 5,098.555 5,568.167 5,349.760 4,961.695 1,530.922
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.009908 $10.025411 $9.933817 $10.348459 $10.159541 $10.000000	$10.510567 $11.009908 $10.025411 $9.933817 $10.348459 $10.159541	134,156.896 150,376.388 161,873.997 175,550.755 110,156.950 28,901.122	11,361.942 12,196.378 12,653.061 16,667.846 16,768.825 3,381.517
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.890297 $10.052457 $10.027127 $10.912171 $10.752519 $10.000000	$10.993091 $11.890297 $10.052457 $10.027127 $10.912171 $10.752519	174,334.149 171,260.353 181,920.662 280,220.235 213,515.428 60,262.514	71,913.928 26,657.528 3,851.397 3,510.570 13,430.498 10,128.852
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.380193 $10.026166 $9.979738 $10.604463 $10.409842 $10.000000	$10.720901 $11.380193 $10.026166 $9.979738 $10.604463 $10.409842	382,190.060 491,426.758 551,059.135 614,123.472 566,702.974 211,459.429	46,423.589 50,330.675 51,673.192 52,685.235 50,723.623 52,402.361
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.109994 $14.216232 $11.969091 $12.516487 $12.132561 $10.000000	$13.993778 $16.109994 $14.216232 $11.969091 $12.516487 $12.132561	21,793.338 24,390.314 25,538.504 25,780.890 20,900.007 2,094.124	644.129 228.200 241.776 151.601 81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.649251 $14.711320 $13.479844 $13.421772 $12.849602 $10.000000	$16.086791 $17.649251 $14.711320 $13.479844 $13.421772 $12.849602	85,427.508 125,161.601 89,645.625 76,636.263 70,186.223 20,094.896	7,823.831 8,029.943 7,911.026 1,072.719 1,824.356 0.000
65

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.865423 $12.970207 $12.389572 $12.837727 $11.898128 $10.000000	$14.993679 $15.865423 $12.970207 $12.389572 $12.837727 $11.898128	12,380.962 9,877.229 10,015.956 8,962.224 8,226.596 2,466.810	0.000 2,113.390 2,129.896 2,148.283 2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.393135 $10.276454 $10.372750 $10.442092 $11.225128 $10.000000	$10.270674 $12.393135 $10.276454 $10.372750 $10.442092 $11.225128	18,160.834 21,935.462 21,062.668 14,639.665 5,767.298 1,461.765	81.039 81.346 81.661 81.979 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.180416 $9.998603	$10.426758 $11.180416	24,329.871 4,675.945	154.098 599.137
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.417121 $13.747182 $13.635788 $13.009597 $11.939274 $10.000000	$17.116045 $17.417121 $13.747182 $13.635788 $13.009597 $11.939274	14,403.971 16,562.719 17,986.463 21,700.366 17,177.564 2,489.387	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.465566 $14.099849 $12.892265 $12.909499 $11.996639 $10.000000	$15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639	9,589.693 10,509.948 22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.013014 $9.838869 $9.735457 $9.890107 $9.569654 $10.000000	$9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654	65,326.467 70,946.518 89,728.456 87,723.434 32,949.609 5,569.473	8,907.549 9,628.437 12,396.673 10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	46,026.946 57.331.008 51,111.871 63,421.328 29,999.823 9,822.023	2,405.748 1.297.517 289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440	284.220 285.725 287.440 289.454 291.339 0.000
66

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.276682 $10.233969 $10.068886 $10.743192 $11.242065 $10.000000	$11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065	34,356.489 55,489.906 49,936.372 51,991.508 17,623.802 6,137.813	0.000 2,069.400 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877	305.077 306.691 308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.477563 $13.763096 $12.974545 $13.122735 $11.936588 $10.000000	$15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588	65,705.845 69,618.156 73,112.039 52,470.617 15,545.543 4,030.545	133.418 455.278 1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.342178 $13.768988 $12.493814 $12.899104 $12.355386 $10.000000	$13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386	17,239.636 17,056.492 16,577.710 21,509.127 7,244.043 3,171.412	0.000 161.915 325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.794522 $12.616969 $11.726267 $12.301966 $11.730167 $10.000000	$12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167	7,835.335 11,084.547 23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.612224 $11.134549 $10.681140 $11.017704 $10.670871 $10.000000	$11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871	7,055.780 7,649.037 2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989234	$9.548482	324.478	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.495713 $10.889413 $9.616416 $10.205471 $10.004232 $10.000000	$11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232	73,266.857 77,634.740 156,238.618 29,729.935 16,132.074 84,301.392	658.645 1,661.794 2,222.810 2,780.558 3,183.280 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540	526.065 552.428 585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	21,613.499 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.258741 $9.975299 $9.520377 $9.999575	$10.439269 $11.258741 $9.975299 $9.520377	115,192.694 139,238.271 64,295.601 13,296.823	0.000 0.000 0.000 0.000
67

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000	0.000 332.152 669.243 777.331 777.453 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.694494 $10.462139 $9.997730	$11.832590 $12.694494 $10.462139	2,444.114 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608	0.000 1,956.829 1,987.534 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.314462 $9.310733 $9.420789 $9.907237 $9.998726	$9.366603 $10.314462 $9.310733 $9.420789 $9.907237	53,478.178 63,937.464 49,166.076 22,238.265 3,635.599	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.314462 $9.310733 $9.420789 $10.243593	$9.366603 $10.314462 $9.310733 $9.420789	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.521555 $9.065662 $9.224296 $9.867326 $9.998726	$9.305823 $10.521555 $9.065662 $9.224296 $9.867326	89,084.333 93,696.152 27,486.758 21,892.041 808.923	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.521555 $9.065662 $9.224296 $10.233669	$9.305823 $10.521555 $9.065662 $9.224296	N/A	0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854	471.080 672.229 979.249 1,193.880 1,216.213 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	283,637.216 145,599.780 179,750.093 267,977.491 177,829.583 57,870.277	1,518.712 25,681.235 70,911.698 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.170257 $10.358183 $10.314323 $10.519547 $10.140718 $10.000000	$10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718	18,336.730 12,280.891 13,208.582 9,903.208 14,852.396 9,430.201	529.072 1,211.870 1,235.062 1,222.035 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.273830 $10.145964 $9.998730	$10.808244 $11.273830 $10.145964	69,764.143 71,159.022 67,475.295	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.865409 $10.215127 $9.998730	$11.225125 $11.865409 $10.215127	23,662.189 0.000 0.000	0.000 0.000 0.000
68

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.202933 $11.096738 $10.742386 $10.923812 $10.559125 $10.000000	$11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125	111,539.048 131,995.097 170,766.879 145,456.744 109,425.734 30,702.750	6,221.913 6,246.445 7,984.069 8,445.328 6,677.203 0.000
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.023551 $9.998603	$9.294321 $11.023551	2,458.336 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.522633 $11.764634 $11.475244 $11.640283 $10.963675 $10.000000	$13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675	103,710.927 135,254.524 136,626.769 92,080.294 120,296.791 19,062.820	9,111.047 10,333.539 12,330.354 7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927	0.000 0.000 189.288 178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.214443 $14.344791 $14.850690 $13.574386 $12.557212 $10.000000	$18.701869 $19.214443 $14.344791 $14.850690 $13.574386 $12.557212	17,303.217 18,388.788 14,929.452 5,671.512 552.452 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.527802 $10.400509 $10.126669 $10.510264 $10.470392 $10.000000	$10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392	139,350.672 156,551.470 176,370.578 169,174.858 88,596.478 22,048.721	990.945 2,023.132 1,129.945 3,139.988 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.288100 $11.667122 $11.197108 $11.617978 $11.518746 $10.000000	$12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746	21,494.508 22,051.280 18,886.927 15,933.930 483.900 146.083	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.177113 $11.199156 $10.704255 $11.152466 $11.056109 $10.000000	$12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109	174,517.556 193,487.306 158,958.680 131,727.992 127,852.270 77,657.082	34,067.959 34,631.359 35,210.815 35,832.760 36,394.358 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.271008 $10.732155 $10.355097 $10.783940 $10.673869 $10.000000	$11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869	398,765.607 400,580.073 433,109.054 457,959.874 410,630.463 132,252.082	962.144 3,510.996 3,569.883 4,088.988 1,022.259 0.000
69

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.041517 $9.860706 $9.812179 $9.932205 $9.597673 $10.000000	$9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673	67,571.585 100,734.395 100,490.665 106,918.268 38,124.746 5,378.683	2,129.025 5,430.559 8,694.268 10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.829837 $14.146793 $12.929273 $13.177987 $11.743375 $10.000000	$15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375	8,513.052 16,530.104 9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.856737 $9.913060 $9.960266 $10.310315 $10.554614 $10.000000	$10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614	75,883.863 101,045.031 60,360.153 73,111.496 53,256.851 31,673.43	0.000 0.000 574.131 556.287 242.067 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.785200 $14.163268 $12.586881 $13.170557 $11.632849 $10.000000	$13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849	30,196.946 33,745.233 43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.339399 $10.613339 $10.345073 $10.549045 $10.080743 $10.000000	$10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743	161,510.290 177,557.857 186,613.713 183,539.037 104,355.949 66,087.751	8,464.506 9,585.193 11,644.093 9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.273637 $10.364433 $10.596853 $10.990632 $10.289523 $10.000000	$10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523	116,178.636 124,786.754 214,027.261 218,299.567 149,717.012 27,869.605	3,882.455 6,179.439 6,530.695 4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.849778 $10.630326 $10.903712 $11.410590 $10.712700 $10.000000	$11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700	71,522.634 84,387.190 89,877.823 76,613.626 100,166.539 39,877.094	308.473 2,440.394 2,653.203 858.953 1,047.496 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969754	$8.952729	931.348	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.903233 $11.389342	$11.630821 $11.903233	45,752.009 30,596.215	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525	14,832.122 15,673.726 18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072	1,054.578 1,727.511 1,752.968 3,746.987 0.000 0.000
70

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547	5,267.638 5,762.733 7,048.273 799.486 149,063.309 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.331439 $11.303557 $11.021035 $11.568193 $10.874107 $10.000000	$11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107	84,692.181 110,339.846 117,475.359 108,779.796 124,778.925 37,368.919	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.091176 $14.950833 $15.573594 $14.191846 $13.625003 $10.000000	$22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003	10,445.290 9,825.624 10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.802416 $12.315698 $11.620118 $11.809098 $10.854138 $10.000000	$13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138	115,694.834 150,992.538 147,317.771 29,516.202 5,327.031 2,974.733	8,390.618 8,516.511 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.971654 $9.666834 $9.623585 $10.354805 $10.215014 $10.000000	$9.362962 $9.971654 $9.666834 $9.623585 $10.354805 $10.215014	3,739.021 3,952.341 8,399.518 11,223.868 5,964.134 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.168537 $11.030293 $10.630220 $11.078331 $10.434264 $10.000000	$11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264	118,336.243 129,951.949 166,131.972 146,988.935 116,215.786 41,882.250	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.786309 $10.842840 $10.489611 $10.879444 $10.162845 $10.000000	$11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845	100,475.037 111,333.210 93,465.257 75,831.021 43,398.269 13,289.079	5,831.258 6,389.236 6,955.768 589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.545269 $11.095568 $10.744969 $11.303506 $10.790157 $10.000000	$11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157	75,448.972 90,644.045 121,192.585 65,287.162 64,301.331 12,497.564	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.031074 $9.735160 $9.648092 $9.748372 $9.488936 $10.000000	$9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936	321,029.399 135,869.381 179,133.609 334,930.695 78,988.610 40,575.761	25,892.114 28,433.657 12,598.937 13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.981274 $8.844304 $8.653038 $9.047631 $8.888722 $10.000000	$8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722	26,151.021 32,758.485 34,229.119 30,022.819 29,546.822 3,909.024	1,481.897 1,601.573 1,612.076 1,727.072 0.000 0.000
71

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.087205 $10.080708 $9.973675 $10.374400 $10.169739 $10.000000	$10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739	85,812.499 145,078.068 139,727.715 187,854.028 113,636.988 21,828.140	11,535.197 14,457.013 16,076.958 18,655.091 18,585.263 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.973757 $10.107891 $10.067354 $10.939516 $10.763305 $10.000000	$11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305	83,198.104 101,808.968 98,205.322 120,935.491 181,838.536 109,908.889	3,472.508 3,740.579 4,020.407 4,315.964 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.460075 $10.081462 $10.019770 $10.631028 $10.420282 $10.000000	$10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282	112,819.723 153,106.246 181,160.733 203,350.620 448,470.986 260,344.268	0.000 0.000 949.986 958.015 962.450 971.503
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.223083 $14.294641 $12.017108 $12.547857 $12.144720 $10.000000	$14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720	14,051.684 24,109.833 23,135.367 8,966.611 4,027.812 2,464.500	140.341 144.330 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.976763 $13.041728 $12.439251 $12.869880 $11.910049 $10.000000	$15.121713 $15.976763 $13.041728 $12.439251 $12.869880 $11.910049	1,332.779 992.904 257.730 378.394 193.601 198.556	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455	492.457 461.357 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.191651 $9.998603	$10.452981 $11.191651	968.172 5,181.442	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.539365 $13.822992 $13.690475 $13.042186 $11.951240 $10.000000	$17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240	10,616.644 11,631.165 9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000 0.000 0.000
72

L-Share – No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748	2,673.112 3,207.557 2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	108,425.653 136,402.241 152,267.824 160,443.699 151,531.231 30,535.530	36,288.050 48,439.423 48,460.093 45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861	9,291.348 11,252.919 5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	246,619.038 307,183.701 328,182.100 336,145.838 273,898.421 68,273.201	29,767.201 33,042.428 39,686.120 44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	509,737.646 573,888.425 444,935.154 368,233.744 199,745.633 61,268.689	76,825.890 85,558.362 75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623	59,684.279 34,134.732 23,405.783 19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	311,504.094 348,477.787 296,832.160 280,693.682 169,039.393 32,094.277	81,162.945 107,209.361 80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215	57,498.257 15,215.500 9,318.948 10,357.981 13,453.705 1,847.105
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	477,395.585 552,957.936 537,849.388 523,199.437 304,049.444 81,347.031	113,304.784 96,115.796 93,387.443 94,588.123 87,394.017 25,699.180
73

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	222,929.359 253,390.072 257,223.618 219,097.441 206,195.744 83,753.785	31,052.488 54,830.245 49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	142,699.728 175,191.426 180,780.575 178,766.989 123,245.933 49,713.463	9,208.804 18,645.113 18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	31,260.155 34,966.989 33,736.458 39,974.074 37,745.862 9,092.358	893.370 900.769 908.425 952.221 960.284 732.635
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989152	$9.529288	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	300,681.858 391,439.183 372,498.550 307,625.670 294,977.180 195,118.293	8,684.399 14,494.201 16,268.541 20,226.528 2,053.186 15,287.601
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066	6,072.329 7,954.264 16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000	439,524.742 122,915.972 478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	971,387.182 776,849.430 438,505.663 103,968.948	128,757.125 170,124.661 76,511.841 43,301.801
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997	20,880.047 26,332.144 21,766.591 23,186.239 23,603.245 6,453.372
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	17,691.584 30,008.073 13,790.532	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030	161,039.260 206,340.766 181,332.847 161,307.416 173,629.067 27,743.504
74

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841	222,338.210 243,866.514 213,634.578 158,136.200 4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.217721 $9.251011 $9.388423 $10.228890	$9.250812 $10.217721 $9.251011 $9.388423	N/A	4,184.196 3,220.760 10,954.437 1,351.212
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946	349,037.697 369,982.865 368,540.425 392,075.205 17,663.371	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.422856 $9.007495 $9.192601 $10.218976	$9.190755 $10.422856 $9.007495 $9.192601	N/A	37,341.041 16,184.362 16,619.908 30,672.289
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898	82,267.538 90,236.181 86,212.350 89,396.367 88,911.436 16,648.378
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180	46,332.335 30,922.832 115,811.529 29,952.964 24,837.700 95,562.423
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	172,330.291 207,710.521 306,650.679 336,477.596 149,814.109 87,419.820	72,754.605 80,442.769 85,655.987 113,440.933 105,763.039 29,544.161
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	46,230.394 34,585.059 29,792.686	5,648.635 3,767.933 16,935.535
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	37,467.809 0.000 0.000	37,277.252 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311 622,413.183	127,550.018 166,193.097 165,703.256 177,324.025 132,269.972 67,683.110
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989	16,936.237 22,542.693 20,589.681 21,136.268 17,333.970 6,627.012
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	1,913.650 1,913.650	0.000 0.000
75

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	1,207,429.944 1,501,652.972 1,479,847.465 1,336,940.830 730,541.910 283,387.831	181,784.865 193,236.162 183,503.267 150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762	24,557.532 33,683.117 33,033.523 34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.947806 $14.188028 $14.732426 $13.506693 $12.532091 $10.000000	$18.386793 $18.947806 $14.188028 $14.732426 $13.506693 $12.532091	165,767.506 192,777.239 172,965.403 138,703.909 63,988.103 29,068.706	10,327.083 7,175.509 5,104.702 5,774.351 7,161.315 224.468
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	507,892.887 579,176.948 556,190.158 539,950.936 489,159.798 112,218.837	47,490.304 51,244.660 61,821.830 63,812.675 58,005.134 31,598.773
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	125,757.742 141,928.181 145,138.043 147,706.178 117,552.744 19,084.184	30,314.762 38,547.562 27,791.560 4,182.492 214.319 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	2,843,454.087 2,965,459.502 2,824,898.682 2,978,798.721 2,336,345.737 885,183.766	423,335.952 524,123.651 370,632.160 395,239.177 333,872.109 218,920.095
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	4,035,766.293 4,642,446.338 4,212,692.245 4,537,222.835 4,547,958.554 1,812,160.186	448,294.965 466,062.021 414,106.794 414,447.113 428,534.264 157,873.589
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	337,681.005 391,575.285 404,410.283 356,338.164 249,919.458 75,650.356	23,563.675 58,639.017 56,679.803 43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	120,209.923 131,017.369 133,310.241 122,790.919 119,833.474 106,018.564	12,947.439 26,912.459 45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	628,479.898 719,371.572 784,382.375 891,155.155 611,357.354 265,879.539	274,044.111 327,672.972 293,289.895 298,712.997 175,770.666 55,898.626
76

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	254,446.651 310,684.672 299,110.256 273,711.033 191,132.350 64,552.937	61,994.676 90,647.308 84,952.190 66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	1,086,965.099 1,236,009.143 1,611,550.399 1,536,007.541 1,100,174.502 591,414.118	97,255.566 116,971.056 128,715.629 130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547 1,171,194.793 505,160.442	114,349.805 145,973.920 159,838.955 203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	951,575.498 1,199,157.180 1,539,685.735 1,725,348.621 1,048,124.518 464,201.951	287,427.541 263,594.449 444,880.675 413,289.245 210,760.230 30,827.475
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969672	$8.934715	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.737982 $11.250710	$11.434824 $11.737982	195,522.004 224,356.967	1,269.368 514.997
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	561,111.864 665,574.688 648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387	79,358.242 83,100.913 70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	726,263.222 823,270.713 765,687.520 796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	855,638.057 891,025.265 998,721.027 1,042,284.137 969,212.473 339,896.373	93,004.416 99,467.353 109,702.192 115,882.560 125,950.825 16,136.459
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	77,819.306 83,780.407 43,795.921 53,733.185 32,194.273 9,347.744	15,311.028 9,200.535 7,264.446 7,749.636 6,489.707 0.000
77

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	749,972.940 1,053,466.360 1,222,006.379 214,416.312 35,764.905 2,925.072	144,385.752 161,089.808 210,712.390 2,942.118 2,533.218 7.170
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131075	$9.287174	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	872,542.928 1,018,110.321 1,212,579.781 1,104,503.163 1,111,493.247 447,863.188	49,470.285 67,490.073 125,724.529 72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	233,262.905 248,863.193 268,052.240 216,520.881 197,003.768 63,851.665	24,404.330 26,388.192 34,896.609 14,784.489 14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	601,498.847 732,488.486 701,685.294 939,184.275 361,640.186 126,163.176	74,849.507 77,803.609 104,238.197 281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	733,433.743 855,823.078 877,052.902 855,911.939 695,135.185 406,244.058	123,739.007 158,547.688 179,600.327 150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	178,918.085 212,569.619 315,828.949 300,321.392 262,887.081 94,596.042	25,301.529 26,817.586 27,792.018 28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	212,576.531 242,898.786 253,863.733 270,923.798 220,958.529 145,292.804	30,346.122 31,099.507 36,209.741 41,751.028 45,720.281 19,152.741
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	1,102,426.020 1,228,909.166 1,349,737.774 1,471,942.755 1,624,608.196 556,119.893	449,977.832 523,256.404 516,905.159 575,410.723 483,253.655 201,574.461
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761 1,810,558.628 969,298.909	143,025.426 183,173.540 225,645.497 230,832.097 249,831.161 193,081.112
78

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	138,285.074 152,386.254 174,257.031 133,590.169 93,338.730 36,267.066	26,649.954 40,335.301 37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	213,557.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754	43,838.392 66,936.667 63,848.804 57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.755005 $12.899171 $12.340155 $12.805686 $11.886217 $10.000000	$14.866909 $15.755005 $12.899171 $12.340155 $12.805686 $11.886217	27,684.067 42,818.209 41,464.006 49,820.000 29,753.079 17,600.467	15,642.570 16,285.180 18,471.343 18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029	21,034.069 27,689.222 23,633.717 24,793.661 27,907.096 10,715.341
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	832.626 4,642.269	6,541.819 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	76,003.035 85,194.874 97,923.113 108,455.891 71,042.619 35,679.078	28,247.828 17,770.182 19,004.724 17,288.377 18,539.715 8,665.049

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	184,323.984 199,519.842 209,774.588 205,920.314 152,756.274 56,486.277	3,263.306 5,875.733 4,873.332 4,888.211 6,217.435 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	635,037.543 892,649.972 818,236.223 751,013.016 539,089.078 147,178.697	54,458.388 52,986.994 46,084.575 41,463.372 20,510.543 1,695.662
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	1,789,315.317 1,981,274.594 1,500,270.625 1,177,244.433 833,877.928 232,056.438	392,247.407 443,536.169 422,247.468 321,613.538 130,945.965 10,243.815
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	1,015,146.192 1,488,025.610 1,209,822.380 1,003,603.495 742,820.206 262,512.916	80,174.076 107,958.860 114,574.536 65,091.882 31,626.964 3,738.658
79

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	1,354,587.901 1,695,452.331 1,569,912.592 1,311,182.798 932,625.503 269,293.365	403,361.244 788,395.989 802,942.499 780,576.123 703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	1,161,878.727 1,570,689.122 1,644,795.067 1,437,930.245 1,147,723.314 401,760.499	270,048.136 470,583.936 472,855.742 487,660.569 417,952.422 143,570.284
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	1,027,978.950 1,281,325.782 1,514,714.957 1,066,955.240 789,224.421 243,349.442	213,305.573 364,347.230 383,595.067 371,375.272 250,442.413 69,312.739
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	924,945.512 883,145.882 872,804.716 820,924.406 374,891.990 96,971.498	46,724.827 65,038.822 65,239.700 87,634.908 60,819.881 5,164.836
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	1,370,230.943 1,972,789.965 1,811,646.319 1,636,479.143 1,191,612.284 226,325.742	341,902.821 630,163.395 633,514.853 612,988.522 474,559.936 30,209.211
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	737,388.229 1,053,256.981 834,498.510 786,988.063 664,468.037 116,986.679	321,051.472 595,102.564 590,907.643 597,913.642 509,792.218 28,735.814
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	410,203.490 561,451.341 475,172.893 438,809.742 344,271.416 59,349.035	171,049.563 362,816.888 385,420.876 386,744.398 350,294.747 4,148.494
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	52,727.057 63,148.255 77,192.453 80,168.178 47,459.645 16,632.257	1,181.952 1,915.227 1,360,509 1,370.985 1,051.756 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989207	$9.542077	16,037.972	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	1,082,394.071 1,491,988.973 1,438,179.377 1,784,931.787 1,401,951.811 1,842,017.360	33,164.131 42,323.362 44,590.277 39,946.977 18,505.279 1,383.488
80

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	299,981.923 470,005.936 607,053.126 591,510.272 743,361.179 646,518.867	282,505.738 356,063.791 377,869.271 528,590.947 421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	3,470,391.047 739,511.091 4,873,405.326 3,992,056.770 593,754.936 3,482.845	782,673.416 85,686.639 1,295,977.828 1,025,013.520 56,718.188 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.28789 $9.958681 $9.513983 $9.999548	$10.401014 $11.28789 $9.958681 $9.513983	4,652,635.118 5,220,210.685 3,775,134.284 1,158,801.050	287,876.497 304,278.973 137,431.910 86,336.103
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	339,038.598 472,371.877 497,742.472 452,357.793 350,201.422 50,867.318	51,687.702 58,370.135 54,615.055 58,274.557 40,531.568 17,393.577
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.671932 $10.453951 $9.998648	$11.799675 $12.671932 $10.453951	27,465.275 32,914.250 1,888.246	1,383.016 1,166.213 3,638.049
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	3,243,290.309 3,724,268.692 3,446,210.459 2,697,990.690 1,318,519.902 481,118.236	219,295.179 241,847.612 217,493.582 142,335.930 85,374.412 27,382.182
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.282094 $9.290767 $9.409973 $9.905770 $9.998644	$9.327826 $10.282094 $9.290768 $9.409973 $9.905770	1,038,829.503 1,120,801.382 1,317,653.538 1,515,166.021 143,988.176	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.282094 $9.290768 $9.409973 $10.238680	$9.327826 $10.282094 $9.290768 $9.409973	N/A	86,781.637 85,705.270 29,348.409 11,134.826
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.488526 $9.046223 $9.213709 $9.865865 $9.998644	$9.267277 $10.488526 $9.046223 $9.213709 $9.865865	1,787,440.983 2,067,307.139 2,201,372.027 2,070,215.602 150,215.427	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.488526 $9.046223 $9.213709 $10.228761	$9.267277 $10.488526 $9.046223 $9.213709	N/A	67,536.341 65,109.740 62,881.081 40,255.396
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	217,914.380 250,376.715 254,399.794 269,804.906 166,490.280 63,241.310	50,417.648 77,475.068 79,437.969 96,222.885 34,995.610 2,843.462
81

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	2,299,985.602 1,602,868.867 2,529,140.266 2,191,978.940 1,419,900.456 1,727,691.484	22,003.910 25,432.012 129,060.785 389,923.770 391,276.499 293,788.763
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	607,187.137 771,219.581 970,302,033 969,398.301 894,990.652 356,124.159	33,693.956 46,886.463 75,944.883 110,254.095 108,513.253 36,927.656
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.253760 $10.138010 $9.998648	$10.778162 $11.253760 $10.138010	346,442.263 561,530.426 584,082.591	5,074.038 3,341.876 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.844308 $10.207126 $9.998648	$11.193893 $11.844308 $10.207126	100,311.747 51,414.564 34,498.768	754.957 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	4,030,910.354 5,111,465.918 5,763,233.260 6,004,912.069 5,302,758.711 2,452,159.553	287,565.283 335,735.160 349,161.017 368,856.410 315,446.914 193,512.887
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	385,534.686 463,280.422 510,654.533 475,026.981 321,593.619 86,255.852	50,416.586 85,116.947 71,947.097 123,149.179 69,872.515 50,477.022
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.016157 $9.998521	$9.278751 $11.016157	51,605.391 19,368.393	3,075.860 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	5,329,723.141 5,714,227.087 5,829,614.143 5,133,260.436 2,390,178.719 846,771.666	413,118.649 537,134.311 535,654.427 459,431.230 335,840.509 50,722.907
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	225,375.400 241,957.863 267,965.672 185,124.496 138,837.629 45,252.660	11,813.321 20,551.711 20,065.931 18,927.320 16,528.296 212.264
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.125125 $14.292337 $14.811120 $13.551757 $12.548831 $10.000000	$18.596210 $19.125125 $14.292337 $14.811120 $13.551757 $12.548831	334,627.117 374,797.068 374,550.036 318,602.227 220,056.334 87,026.653	65,905.151 103,229.964 87,529.375 96,567.137 79,256.269 12,115.178
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	2,657,211.398 2,626,584.225 2,842,297.992 2,885,567.764 1,799,118.890 859,254.384	184,342.764 233,286.455 206,699.293 209,496.466 145,024.828 24,624.544
82

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	373,107.654 487,809.607 441,868.380 594,974.013 585,346.544 155,400.451	4,336.134 3,883.849 28,874.953 5,475.678 1,856.986 1,199.051
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	10,932.440.003 12,081,853.386 11,047,852.821 11,262,307.802 8,419,509.261 3,481.238.734	433,961.229 536,839.860 511,125.331 517,685.257 317,535.793 160,915.977
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	17,475,466.595 19,815.444.618 21,026,241.857 22,553,575.372 22,074,908.232 8,416,943.646	847,088.980 919,846.361 1,021,475.856 1,027,373.063 317,535.793 330,832.694
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	783,349.724 894,685.575 1,182,687.557 803,333.767 522,888.441 253,335.000	251,440.153 362,754.219 377,095.840 191,336.809 106,009.025 51,666.815
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	186,032.463 263,293.522 256,739.641 200,875.359 122,331.076 12,606.972	49,432.824 117,940.209 123,845.585 12,759.711 2,126.419 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	2,483,963.836 3,068,076.653 3,054,936.218 3,641,030.517 2,400,838.117 1,033,844.806	202,437.617 208,403.826 189,552.603 301,738.819 109,401.619 42,480.448
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	833,156.141 1,426,154.763 1,256,831.186 1,085,894.934 837,321.324 158,057.554	277,537.753 536,836.134 564,964.063 512,188.209 478,670.027 166,792.762
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	5,071,759.131 5,974,315.444 6,629,997.808 6,445,923.397 4,459,686.872 1,848,481.012	331,889.147 412,256.374 420,460.236 385,015.010 310,069.225 154,451.238
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	5,878,022.311 6,879,014.900 7,968,525.017 8,321,901.530 5,825,954.981 2,264,209.023	597,544.207 635,553.225 812,597.205 579,741.512 417,242.620 134,652.324
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	3,320,149.410 3,994,118.611 4,802,816.111 5,231,756.843 3,046,400.074 1,324,765.634	243,768.822 300,048.213 321,975.741 312,856.187 169,270.878 81,991.539
83

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969727	$8.946722	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1,2017	2018 2017	$11.847855 $11.342925	$11.565080 $11.847855	302,822.444 240,269.271	3,357.923 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	33,176,228.327 37,900,024.011 41,373,742.345 43,849,362.943 32,717,032.490 11,386,700.818	2,957,317.702 3,287,360.633 3,581,122.810 3,555,666.443 2,546,744.945 798,390.673
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	1,944,007.633 2,896,278.453 4,128,802.717 3,709,480.082 3,164,750.174 1,391,501.380	599,608.255 785,659.978 854,531.295 838,242.161 484,640.672 361,354.798
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	11,720,685.722 14,330,393.839 16,077,902.033 18,189,318.936 15,685,951.390 5,548,339.779	1,632,741.209 2,077,892.779 2,194,620.116 2,242,972.614 1,812,793.691 691,025.466
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	3,194,040.526 3,665,498.378 4,357,579.672 4,682,745.168 4,441,725.603 1,222,783.518	158,155.081 211,588.998 237,625.407 268,760.991 238,202.816 37,001.858
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	212,847.110 217,702.810 195,210.569 179,702.738 97,340.585 21,836.602	20,197.900 21,828.680 11,321.235 18,841.047 4,691.635 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	5,198,848.702 6,159,492.860 4,761,012.052 1,281,357.575 367,697.118 155,696.096	457,313.842 456,127.195 446,315.041 63,934.012 1,747.118 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.142708	$9.314805	2,183.001	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	3,129,996.807 4,053,789.006 4,608,904.816 4,567,234.345 4,038,621.568 1,521,956.282	75,076.404 108,548.015 145,993.702 134,580.508 122,967.168 50,222.198
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	1,491,544.464 2,006,685.341 2,064,430.387 1,731,743.267 742,912.559 211,353.453	100,320.750 133,250.215 139,608.083 76,815.579 22,446.998 10,407.479
84

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	2,057,577.935 2,414,549.923 2,583,067.027 2,662,730.420 1,600,587.241 605,375.864	135,556.060 147,269.640 154,216.271 299,233.124 105,071.479 61,916.712
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	2,027,893.620 2,660,893.620 2,714,265.079 2,698,951.372 2,321,109.993 1,181,039.994	454,472.638 607,221.188 696,687.609 703,918.348 562,017.795 290,303.551
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	629,988.914 893,178.889 1,034,894.576 1,789,457.242 1,905,725.931 265,309.758	34,938.697 61,568.970 62,927.511 42,945.571 41,392.292 23,605.265
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	1,348,716.506 1,669,890.550 2,220,649.615 2,185,824.034 1,541,826.177 822,960.680	32,607.711 35,403.818 48,076.413 49,344.909 40,231.271 24,998.605
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	3,100,468.291 3,683,726.949 4,201,503.940 4,941,948.601 4,035,152.360 1,571,002.368	222,378.647 226,843.579 251,210.540 354,761.524 230,373.462 137,089.962
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	5,989,148.979 6,926,343.732 7,724,174.203 8,448,771.881 8,256,449.224 3,955,128.014	233,889.073 318,869.801 361,235.792 422,477.154 433,651.266 223,774.389
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	148,626.655 245,484.014 197,397.000 184,816.109 195,517.665 31,802.685	21,799.264 28,825.401 26,838.989 33,086.324 15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	768,482.850 1,119,971.239 979,522.859 897,268.173 635,617.289 162,884.426	329,329.645 587,495.983 572,024.370 520,458.178 448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.902462 $12.994015 $12.406103 $12.848437 $11.902102 $10.000000	$15.036253 $15.902462 $12.994015 $12.406103 $12.848437 $11.902102	56,064.911 92,007.984 80,767.378 68,046.806 57,645.986 13,478.492	2,579.904 4,759.854 1,756.070 3,116.279 3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	97,997.925 108,969.074 158,312.402 116,947.050 83,460.367 26,244.915	63,385.514 78,538.486 71,016.529 81,745.215 27,618.553 2,941.474
85

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.184152 $9.998521	$10.435474 $11.184152	33,328.053 4,272.400	1,378.899 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	202,058.510 337,232.034 301,358.135 317,232.511 222,562.763 80,969.535	38,573.174 66,115.077 64,825.173 61,614.906 24,046.726 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657	916.869 916.869 916.926 916.991 917.060 316.419
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	49,261.573 50,670.148 50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480	2,470.814 2,414.569 2,412.170 891.519 891.586 306.167
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	351,444.969 442,789.966 512,677.522 404,826.804 267,683.874 48,244.062	6,697.614 3,311.385 3,869.977 3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573	3,936.519 843.864 843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089	3,749.742 3,961.019 3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	102,386.055 97,859.100 93,863.642 62,230.205 43,496.061 24,943.959	4,626.506 893.399 893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100	0.000 0.000 51.506 1,332.808 43.027 0.000
86

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	83,774.828 89,803.595 76,826.234 73,398.074 33,327.644 10,840.127	5,349.670 4,793.119 4,554.938 8,405.314 3,996.322 874,845
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	70,046.645 68,086.405 72,320.811 79,593.785 58,450.028 35,108.203	4,183.510 4,219.069 4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	25,131.627 23,659.703 15,256.906 16,383.539 7,080.418 2,394.411	2,671.809 2,643.024 2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	9,257.148 8,851.425 4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	1,006.955	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	68,359.205 116,953.712 171,246.263 149,640.900 99,577.778 454,433.033	0.000 0.000 0.000 2,544.566 1,743.794 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127	4,792.771 4,255.891 8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,553,830.900 2,531,134.973 1,538,083.138 312,767.949	74,232.764 79,506.979 41,719.140 29,954.489
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318	6,465.922 6,867.381 2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	180.586 2,386.749 2,206.028	0.000 0.000 0.000
87

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946	24,140.813 25,597.739 16,879.171 9,834.841 5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	308,344.143 366,616.609 407,788.914 550,476.747 26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.330687 $9.320727 $9.426201 $10.246046	$9.386058 $10.330687 $9.320727 $9.426201	N/A	18,841.679 19,975.662 25,819.971 1,697.702
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	518,275.563 602,616.460 609,745.076 682,135.407 27,999.912	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.538100 $9.075395 $9.229595 $10.236118	$9.325147 $10.538100 $9.075395 $9.229595	N/A	8,984.441 8,529.487 8,686.007 5,545.949
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486	5,069.525 4,974.289 13,702.573 13,181.159 3,004.891 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323	35,822.637 40,697.435 37,098.281 69,487.436 177,092.938 20,842.924
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	269,964.785 300,292.530 333,998.457 316,221.857 233,040.756 105,114.053	15,194.777 19,442.929 34,620.010 49,708.571 38,716.121 2,202.988
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	160,758.914 109,724.215 121,401.258	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	40,984.215 110.217 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186 968,809.271	107,137.958 126,243.853 146,573.925 140,032.535 86,264.053 24,968.725
88

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885	5,117.161 4,583.938 4,405.566 4,113.192 1,140.702 854.495
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	913.445 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	1,828,724.343 2,096,588.668 2,044,531.267 1,739,313.614 922,108.414 278,846.205	43,483.576 48,108.956 38,232.629 32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075	2,304.017 2,479.574 2,245.743 1,273.012 1,181.460 1,176.849
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	37,167.103 39,422.144 37,002.240 18,106.338 10,443.257 6,832.618	3,196.769 842.484 4,692.741 4,493.731 3,834.095 3,834.403
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	805,611.611 1,013,614.984 1,094,806.862 1,159,925.012 621,632.024 285,473.261	21,278.166 25,718.681 25,948.682 77,128.335 28,961.841 36,537.062
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	126,496.303 128,928.642 68,597.209 49,792.778 29,903.644 18,915.919	541.360 507.291 536.502 545.879 542.513 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	3,997,645.220 4,489,919.334 4,335,761.945 4,571,391.860 3,683,756.801 1,764,489.987	202,401.343 218,576.150 226,066.033 228,939.774 198,981.466 129,102.681
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	6,395,913.668 7,315,679.463 7,579,996.726 7,996,618.555 7,757,462.638 3,258,183.934	331,813.805 365,123.639 440,299.391 390,159.713 327,030.171 113,366.040
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	256,544.674 323,509.562 388,303.437 377,916.004 132,289.095 58,277.786	19,374.499 15,378.952 15,079.019 12,284.602 9,244.612 11,182.491
89

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	11,634.411 20,067.413 20,762.439 18,990.152 14,794.869 9,473.375	5,570.039 5,869.064 2,873.329 205.933 218.572 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	813,042.940 891,281.480 986,976.222 1,050,457.986 761,558.633 253,806.662	73,576.312 83,990.667 81,981.965 75,913.435 55,046.121 18,175.270
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	45,455.516 59,210.833 47,384.756 48,363.104 13,718.975 8,222.901	1,381.396 1,328.954 1,318.761 549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	2,058,599.384 2,505,750.433 2,772,824.326 2,408,546.059 1,901,607.683 902,505.293	201,703.047 210,969.689 227,977.717 217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138	186,436.660 203,262.711 211,333.233 197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,149,886.955 1,326,079.203 1,540,714.791 1,704,301.320 932,814.082 287,278.458	91,404.550 105,357.617 108,036.703 541,698.274 193,592.776 35,401.322
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.930999 $11.412629	$11.663820 $11.930999	400,379.216 351,484.283	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,478,018.517 13,036,082.049 14,581,221.436 15,477,858.340 12,187,086.846 4,153,049.354	1,325,471.373 1,473,997.422 1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	134,106.217 143,940.095 141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	921,293.299 1,001,722.850 1,043,001.393 447,757.940 324,414.451 167,039.670
90

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,404,139.125 1,701,737.957 1,864,708.854 1,929,846.523 1,665,112.584 554,239.451	22,086.174 23,393.780 23,922.336 25,021.088 20,412.190 5,877.135
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	32,427.388 59,172.248 52,228.770 40,030.272 11,736.698 4,582.366	1,989.043 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	1,330,013.296 1,512,184.558 1,159,220.190 398,952.963 8,754.652 4,677.660	15,426.306 30,403.040 21,801.894 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	16,945.181 16,228.005 15,165.693 13,126.121 10,589.140 911.781	6,720.195 6,730.777 1,398.069 349.435 342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,695,134.753 1,984,257.667 2,115,462.311 2,102,701.415 1,940,470.405 663,747.387	55,788.871 61,830.637 84,050.103 67,099.524 61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	487,515.008 561,535.170 705,263.163 618,552.961 338,376.125 154,285.485	24,803.548 25,290.866 31,372.066 69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	661,461.588 743,700.247 830,044.729 843,911.685 519,383.356 187,171.655	18,197.784 27,208.609 27,553.848 44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	678,170.620 800,507.068 852,612.512 867,471.453 638,582.276 256,632.708	69,792.988 69,517.575 68,890.316 68,790.581 39,757.580 25,569.173
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	232,347.804 422,886.209 303,566.230 650,343.983 657,388.039 83,161.041	35,062.395 36,360.578 26,921.862 26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	537,383.939 744,553.302 827,658.493 910,953.463 756,495.092 288,617.052	50,077.743 52,654.222 61,917.221 72,630.512 52,964.041 32,302.207
91

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,322,151.003 1,553,704.525 1,756,415.677 2,027,413.251 1,738,537.855 757,546.998	86,637.950 125,210.682 128,927.876 132,069.528 91,965.309 24,812.146
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897	100,807.738 107,816.586 120,679.287 163,912.016 152,397.945 33,291.767
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	28,776.120 49,553.376 45,179.348 50,676.286 22,176.975 13,338.672	566,061 576.297 603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291	7,272.029 7,531.318 7,516.759 6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	4,552.490 36,554.801 36,531.161 35,446.170 532.878 557.189	603.811 639.973 656.952 663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000	1,109.699 1,029.649 1,053.376 1,014.790 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	31,566.483 32,908.338 32,649.136 27,846.539 20,269.017 2,683.729	3,129.696 0.000 3,787.096 3,787.389 3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	6,556.666 6,690.277 9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000
92

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	60,074.035 57,708.609 48,425.764 43,397.324 14,836.998 3,032.105	11,519.288 14,619.904 11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	223,444.415 248,712.805 285,189.211 193,074.605 72,895.435 27,207.388	14,922.329 15,209.528 17,468.143 18,732.238 18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560	7,045.967 7,401.318 3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769	8,137.618 8,138.614 8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	88,149.211 71,549.198 70,342.309 60,278.897 48,336.863 3,967.271	18,472.371 8,884.655 5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234	8,234.099 8,331.763 8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	74,277.297 82,747.174 84,361.938 71,779.179 48,597.327 5,426.899	10,753.668 15,896.521 8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	40,358.146 54,085.485 47,695.387 40,626.973 22,654.386 5,679.391	1,692.696 10,266.091 12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	14,975.965 17,816.527 15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 0.000 0.000 6,583.318 0.000
93

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	18,212.682 18,425.956 19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989152	$9.529288	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	97,849.760 87,043.978 82,113.651 75,318.584 57,029.035 17,471.857	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217	4,487.857 17,074.924 17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000	30,183.509 0.000 27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	309,623.638 289,512.071 150,444.478 57,566.766	1,197.180 21,840.789 22,323.135 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970	14,475.983 16,892.171 16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	3,002.573 2,444.320 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979	15,438.745 19,417.068 16,223.661 15,368.222 19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841	285,844.260 279,707.770 220,112.383 152,554.505 7,071.562	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.217721 $9.251011 $9.388423 $10.228890	$9.250812 $10.217721 $9.251011 $9.388423	N/A	2,582.734 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946	210,510.083 241,477.900 259,166.216 177,327.067 0.000	N/A
94

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.422856 $9.007495 $9.192601 $10.218976	$9.190755 $10.422856 $9.007495 $9.192601	N/A	21,285.941 21,616.217 1,093.065 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843	1,273.873 1,274.421 1,274.972 1,275.456 1,275.957 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082	9,289.333 9,610.207 12,677.178 5,687.306 41,382.544 0.000
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	177,263.903 190,864.801 203,889.737 205,005.248 133,988.797 61,980.123	34,295.643 31,935.192 33,079.269 11,119.765 9,747.559 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	26,065.271 11,785.645 16,786.788	5,321.565 5,399.856 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	57,233.182 780.474 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	688,437.717 726,297.875 817,126.762 742,044.014 646,604.816 214,649.401	32,688.101 34,977.546 40,850.734 32,297.872 26,566.895 11,340.714
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900	2,998.780 20,484.185 15,848.513 14,528.836 553.167 523.863
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	3,478.298 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	550,041.259 485,030.516 484,456.783 472,225.046 305,553.448 151,816.419	48,836.501 53,473.940 42,591.605 13,352.016 13,506.541 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473	13,098.830 10,532.956 6,597.840 7,189.010 11,873.757 0.000
95

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.947806 $14.188028 $14.732426 $13.506693 $12.532091 $10.000000	$18.386793 $18.947806 $14.188028 $14.732426 $13.506693 $12.532091	44,949.037 55,677.811 56,026.291 56,769.404 22,183.400 1,511.133	9,777.344 12,776.973 12,919.510 14,549.413 6,918.076 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	317,218.005 330,610.480 215,068.562 204,440.725 100,902.847 54,400.588	13,737.539 11,568.420 18,674.231 21,906.547 11,831.855 1,153.454
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	65,695.769 70,546.509 69,773.871 68,150.375 39,466.046 10,332.616	2,088.010 2,052.179 2,018.197 2,064.966 2,027.424 2,020.947
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	1,254,318.619 1,360,098.213 1,111,646.403 892,504.923 649,493.804 322,040.388	112,789.927 123,435.984 124,429.338 85,400.703 86,361.056 25,615.689
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	1,290,253.547 1,255,207.318 1,262,054.074 1,241,819.585 1,191,094.465 574,590.373	222,135.572 214,636.820 220,057.385 196,587.091 187,247.240 64,108.488
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	276,258.178 199,467.303 181,510.166 122,096.810 77,361.468 36,806.110	20,923.723 22,429.833 22,248.021 22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	20,278.072 61,146.439 32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	462,641.404 514,389.712 540,456.270 532,227.237 288,975.249 121,399.558	8,819.172 8,625.567 11,252.536 11,123.569 9,521.307 5,713.512
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	47,259.391 55,608.726 77,306.783 80,374.625 26,566.340 6,008.446	5,576.359 7,850.628 15,270.734 14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	494,944.299 529,573.797 611,146.504 597,510.595 379,177.812 205,582.055	39,026.442 39,501.185 43,460.649 47,763.893 46,725.205 18,426.011
96

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	609,012.485 660,117.180 691,282.088 624,828.066 426,931.812 153,557.869	7,299.923 13,171.242 12,320.894 15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	477,793.963 543,594.986 670,552.391 618,824.904 375,317.508 152,318.000	13,745.677 21,682.292 26,055.595 26,185.285 18,833.699 4,682.708
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969672	$8.934715	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.737982 $11.250710	$11.434824 $11.737982	7,878.795 0.000	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	202,062.266 217,907.939 204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111	13,217.254 13,368.483 19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $0.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	220,012.470 232,664.851 349,166.994 393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	405,349.060 434,165.330 498,316.360 483,794.985 419,353.970 176,352.356	22,027.218 12,428.208 16,820.597 16,732.627 17,503.478 5,103.611
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	22,724.001 30,630.141 30,192.931 22,164.920 17,616.386 2,073.137	1,152.282 1,319.836 1,471.965 750.608 826.178 879.797
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	282,333.077 349,205.675 210,887.523 47,375.614 16,397.468 10,051.989	4,396.811 4,461.497 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131075	$9.287174	0.000	0.000
97

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	378,790.062 402,150.157 360,410.492 312,284.902 277,947.180 85,136.975	6,415.735 12,942.362 13,789.068 20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	141,876.713 148,949.678 166,367.544 158,176.841 77,364.845 28,996.096	16,970.013 17,298.065 17,531.828 12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	311,037.938 337,958.073 385,794.852 355,011.373 184,636.573 81,578.800	13,575.450 13,684.960 17,863.044 9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	257,500.183 306,344.622 331,994.542 256,226.179 189,805.930 101,190.096	81,407.327 81,506.489 90,297.440 54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	120,428.398 123,203.717 113,674.059 107,995.743 86,578.965 112,955.236	32,581.053 26,874.834 23,719.117 20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	153,373.655 164,450.778 186,675.566 163,020.741 121,293.408 68,183.031	17,645.225 17,867.282 18,115.055 18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	516,020.850 569,422.832 681,736.758 644,693.354 438,730.559 181,462.867	34,338.957 28,920.603 35,027.533 37,930.233 39,976.124 14,012.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	921,331.299 955,205.891 953,081.447 980,712.262 830,633.242 261,775.976	35,004.466 46,691.849 72,758.748 75,759.598 70,449.193 20,302.256
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	33,010.342 37,508.160 41,587.288 44,061.410 20,777.098 8,039.206	5,280.195 6,465.922 6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959	8,677.372 11,252.919 11,633.314 10,526.726 6,878.443 0.000
98

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.755005 $12.899171 $12.340155 $12.805686 $11.886217 $10.000000	$14.866909 $15.755005 $12.899171 $12.340155 $12.805686 $11.886217	21,621.944 22,952.097 37,093.795 40,053.801 17,942.765 6,508.897	0.000 0.000 0.000 0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000	647.598 586.342 570.623 552.408 548.753 514.886
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	16.115 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	63,603.272 72,430.466 70,976.762 59,368.306 40,316.323 3,649.583	9,556.439 12,748.571 13,370.947 13,615.598 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	110,305.459 101,931.635 103,344.061 108,369.734 81,020.802 58,159.861	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	439,154.006 459,154.293 416,577.523 378,916.414 210,244.968 84,301.684	37,885.528 39,230.769 33,668.898 22,555.461 12,929.527 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	387,147.748 373,098.250 354,306.620 129,465.970 84,420.926 28,670.208	1,292.062 1,292.062 1,292.062 1,292.062 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	437,695.388 446,013.474 484,927.848 388,670.432 252,162.343 68,871.088	45,874.526 46,459.632 46,393.949 35,860.841 16,835.224 9,098.407
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	610,657.646 591,118.538 512,998.655 386,765.862 183,200.735 88,512.783	17,380.491 16,971.754 18,834.121 13,108.322 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	317,476.339 316,441.741 313,787.018 277,566.627 127,507.280 44,091.114	16,636.435 12,774.308 15,299.527 7,079.262 1,191.830 0.000
99

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	434,496.166 428,965.984 385,929.153 341,886.626 117,470.611 31,502.074	54,625.105 5,265.066 3,628.369 2,796.999 15,699.939 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	142,825.237 127,424.454 116,027.974 64,828.891 45,719.731 13,141.248	2,431.445 2,323.744 2,177.198 2,177.606 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	765,109.270 777,608.913 705,896.451 616,608.706 279,874.719 96,693.583	61,410.380 49,849.785 42,288.414 37,643.192 21,243.648 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	195,762.386 201,057.913 190,049.345 178,370.115 85,846.326 39,168.540	2,928.437 27,809.674 30,915.814 25,487.520 233.954 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	185,343.634 202,464.048 194,493.590 130,608.979 76,688.615 45,387.595	1,992.190 2,344.322 1,384.230 708.193 13,110.657 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	23,703.590 22,961.081 24,574.701 21,957.091 16,401.849 5,693.321	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989207	$9.542077	7,613.786	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	547,336.751 610,403.320 619,698.587 568,512.176 306,858.160 57,098.603	4,407.786 4,939.172 5,727.998 2,908.927 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	579,662.966 281,296.444 391,135.740 384,028.451 268,489.196 304,703.505	19,200.456 22,284.848 47,264.770 61,862.441 39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	617,539.954 0.000 378,141.994 207,941.319 0.000 0.000	5,082.196 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2018 2017 2016 2015	$11.228789 $9.958681 $9.513983 $9.999548	$10.401014 $11.228789 $9.958681 $9.513983	1,287,049.056 996,781.715 532,434.301 137,851.607	40,334.009 37,904.164 17,291.115 2,591.378
100

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	122,938.628 121,603.426 130,464.286 106,385.902 70,215.684 29,345.321	80,959.563 82,492.440 80,602.059 61,101.456 735.115 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.671932 $10.453951 $9.998648	$11.799675 $12.671932 $10.453951	5,385.657 7,930.464 1,914.929	2,132.925 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	557,601.992 600,236.174 507,861.362 303,497.161 231,604.940 152,276.630	77,018.365 86,730.024 62,496.075 8,098.932 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.282094 $9.290768 $9.409973 $9.905770 $9.998644	$9.327826 $10.282094 $9.290768 $9.409973 $9.905770	369,766.505 345,814.311 337,384.185 296,348.690 5,400.088	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.282094 $9.290768 $9.409973 $10.238680	$9.327826 $10.282094 $9.290768 $9.409973	N/A	7,466.849 2,762.381 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.488526 $9.046223 $9.213709 $9.865865 $9.998644	$9.267277 $10.488526 $9.046223 $9.213709 $9.865865	661,342.396 569,886.010 627,172.102 554,464.514 19,932.913	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.488526 $9.046223 $9.213709 $10.228761	$9.267277 $10.488526 $9.046223 $9.213709	N/A	8,270.219 8,880.461 4,780.259 4,214.985
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	99,836.355 122,283.050 126,031.307 106,212.446 65,088.757 25,062.523	3,815.826 4,530.805 5,523.241 1,088.278 290.463 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	703,951.474 535,861.353 651,219.695 256,144.371 272,381.377 273,237.858	37,182.774 50,624.103 62,393.394 123,950.244 129,198.067 54,116.854
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	251,521.433 254,469.403 255,414.174 233,123.024 167,350.714 57,388.340	40,261.574 40,110.252 38,585.922 53,395.919 53,329.671 9,457.313
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.253760 $10.138010 $9.998648	$10.778162 $11.253760 $10.138010	173,235.194 60,289.381 56,026.628	3,822.633 3,248.739 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.844308 $10.207126 $9.998648	$11.193893 $11.844308 $10.207126	103,494.597 93,869.190 85,587.877	0.000 2,184.420 2,184.903
101

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	1,534,063.176 1,694,972.952 1,790,479.197 1,763,861.611 1,477,360.858 488,692.944	183,584.986 201,030.005 244,211.712 237,385.769 210,272.067 78,120.712
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	96,364.607 111,727.107 127,468.738 98,424.016 29,813.216 11,128.316	8,706.474 58,054.090 43,112.311 32,549.782 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.016157 $9.998521	$9.278751 $11.016157	4,592.515 416.006	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	1,604,464.616 1,603,942.439 1,692,312.448 1,443,213.560 944,584.503 318,714.850	196,194.916 205,852.387 202,027.996 136,674.202 128,779.461 39,359.873
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	123,192.705 110,703.960 114,425.072 102,490.632 51,016.607 20,575.953	33,663.487 6,492.854 277.359 263.805 244.915 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.125125 $14.292337 $14.811120 $13.551757 $12.548831 $10.000000	$18.596210 $19.125125 $14.292337 $14.811120 $13.551757 $12.548831	120,316.251 133,209.683 116,242.016 90,136.861 27,832.345 8,425.958	35,182.913 34,813.585 31,004.285 32,628.453 13,767.379 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	754,096.688 813,306.405 928,990.251 856,205.460 752,829.888 206,568.136	96,317.620 110,090.658 123,164.421 115,304.740 118,192.092 62,716.502
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	352,370.959 501,589.343 435,996.639 428,423.106 528,553.959 126,810.846	281.713 285.170 289.258 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	2,734,291.082 2,783,863.892 2,611,047.672 2,283,550.929 1,733,031.341 795,211.884	163,527.290 142,954.941 84,467.670 79,227.937 60,606.324 28,832.602
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	4,818,916.902 4,764,598.016 5,051,028.756 5,248,318.848 4,886,943.314 1,983,334.473	372,055.649 341,755.637 381,110.935 382,773.770 330,104.621 147,099.938
102

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	613,452.382 618,838.598 612,294.356 438,326.854 236,095.156 80,172.815	75,346.037 76,813.683 91,888.994 92,183.400 64,889.275 27,187.752
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	81,656.696 98,886.101 80,987.930 58,688.900 46,929.107 20,380.021	621.378 631.728 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	758,352.832 890,874.842 874,603.955 915,953.210 526,638.146 104,131.074	53,396.144 58,011.111 61,251.808 71,865.712 61,407.006 45,086.658
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	468,091.292 478,631.512 442,182.240 364,683.580 179,960.749 41,446.858	7,709.129 7,461.847 32,321.750 25,749.865 14,642.890 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	1,465,022.922 1,680,686.958 1,597,341.649 1,328,197.965 998,792.110 451,069.235	102,303.797 123,183.549 166,775.731 145,404.399 134,711.377 56,393.576
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	1,581,490.810 1,824,651.236 2,004,824.695 1,961,794.390 1,535,589.132 614,124.908	166,165.493 189,476.685 191,782.753 176,698.012 81,927.397 23,497.813
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	1,075,106.869 1,180,139.818 1,370,266.825 1,582,241.487 724,160.365 234,641.630	122,604.347 144,555.417 164,763.100 141,918.961 99,972.160 50,994.646
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969727	$8.946722	0.000	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1,2017	2018 2017	$11.847855 $11.342925	$11.565080 $11.847855	13,107.164 2,044.450	364.571 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	8,083,486.349 8,336,482.292 8,613,943.715 8,441,505.556 5,869,627.642 1,726,331.463	438,406.096 487,616.895 537,203.307 503,966.935 328,294.369 116,149.251
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	1,478,552.329 1,006,443.178 1,054,917.409 883,815.205 645,122.969 239,796.021	98,878.028 119,523.175 168,193.471 170,754.765 166,405.891 57,881.192
103

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	3,385,105.772 4,255,065.079 4,213,117.486 4,554,813.515 3,576,273.140 969,869.167	548,232.454 538,517.933 533,647.594 550,928.252 496,920.946 210,717.506
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	826,166.155 938,875.917 1,022,459.981 1,174,722.285 997,720.443 357,702.877	81,017.024 84,254.234 85,633.078 89,519.300 92,479.414 31,430.825
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	88,767.492 124,746.928 111,495.989 77,858.122 41,984.642 21,779.951	2,167.478 731.597 1,128.897 188.886 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	993,406.254 1,161,941.591 1,165,245.243 137,567.253 69,209.192 55,261.073	116,049.917 123,220.507 89,649.253 14,180.417 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.142708	$9.314805	3,388.929	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	759,886.408 985,336.179 1,058,019.590 1,162,994.110 1,054,847.027 239,689.913	43,091.741 44,074.610 43,369.073 42,173.374 35,416.891 4,395.401
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	784,327.376 797,443.615 803,900.601 458,896.914 294,708.243 66,277.177	37,226.028 79,172.215 86,596.260 23,299.907 3,296.509 1,384.063
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	758,974.021 961,736.522 948,934.484 905,646.690 541,351.900 190,934.766	23,532.736 24,935.905 29,250.644 11,692.425 4,258.667 846.705
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	902,718.866 876,803.271 890,505.093 796,238.145 590,926.863 249,729.449	120,720.569 136,175.324 135,630.230 119,813.991 96,614.325 37,935.273
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	364,913.591 380,987.023 340,042.293 263,752.077 207,600.222 107,795.568	8,682.176 11,044.914 11,239.629 7,986.555 7,768.269 930.355
104

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	446,319.654 475,684.993 581,822.944 674,396.775 611,270.545 321,170.509	47,337.446 59,497.139 57,741.090 52,602.755 53,886.256 26,710.335
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	1,109,710.437 1,192,102.667 1,307,685.355 1,312,723.257 1,065,609.309 357,402.492	116,248.455 131,438.175 129,683.964 157,620.429 135,385.920 38,270.832
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	2,327,977.851 2,990,744.198 3,112,988.394 3,239,400.920 3,119,129.748 1,389,809.315	219,694.041 92,850.605 109,899.216 140,604.449 121,027.251 47,738.602
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	172,830.209 158,587.086 158,875.374 112,488.186 78,004.681 42,702.022	15,704.568 16,859.775 18,888.818 14,949.583 7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	446,090.872 462,544.776 416,228.878 392,039.879 179,964.924 39,600.053	33,424.485 31,143.361 29,528.216 24,465.957 14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.902462 $12.994015 $12.406103 $12.848437 $11.902102 $10.000000	$15.036253 $15.902462 $12.994015 $12.406103 $12.848437 $11.902102	54,408.074 67,836.375 72,640.289 63,474.880 22,093.884 6,590.024	0.000 0.000 177.889 0.000 14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	61,924.8667 59,999.305 54,355.635 48,287.686 16,873.801 4,438.711	488.752 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.184152 $9.998521	$10.435474 $11.184152	30,672.108 9,984.182	2,261.283 578.250
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	95,241.135 122,298.400 107,747.221 143,528.414 66,253.371 66,386.607	32,317.951 35,719.524 33,680.758 30,544.032 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832	521.013 3,680.711 0.000 0.000 0.000 0.000
105

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	12,809.853 13,184.772 13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.791	12,229.350 6,815.823 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	237,841.097 238,908.838 227,990.382 173,890.808 144,000.792 20,894.979	15,342.513 15,524.294 9,326.981 9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280	6,468.324 6,905.184 7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830	7,301.310 10,348.269 10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	37,807.979 39,335.395 28,857.342 37,311.146 13,850.687 4,393.718	2,168.816 8,385.552 2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780	1,432.214 1,432.321 1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	133,084.497 93,246.998 59,810.170 70,207.323 40,929.381 2,648.529	2,881.792 1,297.925 1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909861 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	44,067.918 46,315.041 31,514.374 27,524.821 17,024.895 6,157.133	5,369.123 5,501.256 5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	21,570.485 30,678.264 20,872.593 7,672.671 2,322.768 329.048	2,730.600 2,730.803 2,731.025 2,731.268 0.000 0.000
106

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	3,015.191 1,730.254 1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	389,597.441 431,693.686 420,200.431 424,777.954 359,921.125 159,376.034	949.330 79.698 232.717 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028	6,206.619 3,473.520 31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	407,048.726 381,265.229 294,753.096 154,755.213	53,818.759 57,359.617 19,169.112 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992	2,990.860 2,911.231 2,923.173 3,037.201 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	2,247.651 2,132.642 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822	31,195.938 35,802.583 14,400.859 3,458.811 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	319,319.555 335,378.777 302,019.777 204,704.722 208.956	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.330687 $9.320727 $9.426201 $10.246046	$9.386058 $10.330687 $9.320727 $9.426201	N/A	1,952.808 2,048.699 2,976.118 1,100.787
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	337,061.739 353,363.539 298,195.539 255,817.826 8,648.691	N/A
107

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.538100 $9.075395 $9.229595 $10.236118	$9.325147 $10.538100 $9.075395 $9.229595	N/A	5,218.129 5,606.051 485.970 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881	2,992.100 4,956.654 4,773.092 2,628.568 1,651.335 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010	47,201.636 11,458.893 11,479.840 14,445.096 47,232.910 5,372.471
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	159,894.351 170,274.903 164,638.220 150,120.668 77,646.183 43,283.804	4,932.164 1,103.337 1,699.395 1,713.314 1,139.108 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	62,022.899 32,420.703 21,045.597	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	18,688.422 1,240.431 789.832	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	833,298.054 871,291.431 896,637.676 791,918.911 575,485.283 182,959.852	28,934.300 29,086.178 32,393.126 30,150.214 38,773.744 20,631.907
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	41,396.599 35,619.694 27,792.406 19,272.819 14,411.718 902.411	2,576.352 2,427.929 2,544.300 2,289.919 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	2,726.758 2,588.963	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	793,210.215 609,016.808 564,688.514 549,245.018 293,151.516 136,034.029	126,868.705 147,879.806 124,834.748 67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771	874,493 896.758 919.705 0.000 0.000 0.000
108

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	46,992.659 47,292.026 40,436.435 74,367.030 2,945.908 3,295.572	47.759 1,899.343 48.200 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	577,365.333 510,701.495 274,089.829 298,760.640 221,121.841 114,533.582	14,733.341 10,746.585 6,444.371 6,446.225 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	17,711.932 17,580.110 12,850.680 13,999.512 8,897.914 5,858.719	1,784.451 2,045.456 2,222.094 2,354.765 2,548.395 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$12.057698 $13.207882 $11.219717 $10.718558 $11,161786 $11.059804	839,321.800 848,455.881 734,739.428 663,103.276 473,947.903 175,051.481	89,857.156 47,629.013 35,200.153 47,077.128 21,954.236 3,902.179
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	1,755,365.927 1,738,123.588 1,753,022.352 1,750,782.475 1,553,880.178 580,743.752	25,325.776 26,381.264 27,975.783 28,690.952 29,312.407 15,506.739
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	190,603.370 168,874.265 185,331.545 107,436.937 76,749.293 27,513.051	12,638.754 8,634.775 10,658.494 8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	27,847.775 40,778.028 25,731.864 8,182.746 2,074.721 0.000	690.604 708.188 726.310 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	416,424.379 389,043.335 381,742.680 381,359.339 221,985.373 98,470.425	33,581.250 34,206.179 31,909.961 36,002.009 17,780.847 3,107.740
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	47,760.143 52,457.626 46,504.640 27,815.391 20,951.676 2,471.024	1,036.612 2,363.501 2,372.616 2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	634,847.724 715,327.131 671,159.966 551,226.440 297,449.461 152,872.006	87,776.340 83,382.788 84,776.266 79,092.881 51,744.671 6,663.723
109

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	803,628.509 952,440.034 945,729.337 873,993.923 533,914.082 262,180.810	27,970.489 28,509.324 68,998.581 69,468.896 61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	417,954.468 477,235.037 579,628.401 546,489.290 251,893.282 68,616.863	41,984.283 43,285.011 42,457.527 42,866.914 15,107.729 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	2,846.832	0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2018 2017	$11.930999 $11.412629	$11.663820 $11.930999	7,653.788 5,509.966	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	173,224.759 176,387.101 171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411	27,432.886 18,902.420 21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	103,878.553 128,916.055 146,194.092 151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	311,900.126 356,824.487 405,524.681 359,257.297 290,232.767 89,652.002	844.828 907.464 1,514.309 14,128.861 2,986.240 260.599
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	45,079.751 43,456.991 24,736.536 32,460.757 15,492.823 13,726.551	638.995 2,800.420 3,019.165 2,341.804 2,463.820 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	434,383.501 497,260.562 216,723.254 42,572.329 8,176.799 624.471	105,469.691 123,487.282 108,821.329 17,644.862 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	6,059.833 1,563.439 1,409.642 97.291 85.504 0.000	0.000 0.000 0.000 0.000 0.000 0.000
110

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	372,977.530 431,652.622 462,335.315 431,214.773 321,799.270 82,776.931	40,463.829 41,372.761 41,785.613 35,565.096 33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	260,311.904 299,824.084 360,843.462 336,818.586 106,443.342 28,507.539	11,753.895 12,193.171 19,378.255 6,687.646 5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	311,024.304 330,042.143 365,568.926 332,175.236 175,250.569 71,227.478	49,682.245 50,875.500 47,096.518 34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	387,057.423 419,575.612 400,252.985 343,365.880 199,029.260 51,271.286	11,187.320 11,183.893 15,230.371 13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	185,603.462 191,373.392 207,140.394 187,472.048 74,383.514 19,115.452	11,674.206 10,121.384 10,504.752 10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	237,908.754 252,997.880 286,824.907 246,177.585 153,383.211 52,488.177	6,296.194 2,530.572 2,585.567 2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	450,983.960 532,905.151 543,987.752 540,104.273 416,605.109 132,560.522	75,951.305 77,397.638 66,037.489 59,036.437 73,431.287 12,321.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	804,451.551 846,649.862 891,431.770 889,317.117 792,280.900 380,104.083	52,230.421 53,674.933 41,817.755 42,527.308 39,215.668 4,700.921
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	26,914.912 26,421.836 29,713.242 45,127.295 12,120.022 0.000	3,466.286 3,532.750 3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614	909.260 2,198.529 2,196.281 2,158.403 2,306.665 981.351
111

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	1,057.981 1,000.787 1,035.796 1,076.790 2,080.534 2,317.261	415.441 3,042.908 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000	921.801 945.270 969.459 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	2,305.946 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	12,596.840 9,501.141 9,148.504 10,689.182 4,947.493 0.000	4,678.445 6,115.150 6,318.613 1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(5)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(6)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.
112

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
After July 1, 2018	1.35%	1.45%
New york Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
After February 1, 2018	1.35%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
After February 1, 2018	7.20%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
113

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%
New York single life Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
February 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 6.00%
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	N/A 4.00% 5.15% 5.40% 5.50% 5.75%
New York Joint life Withdrawal Percentages
Date	Age at time of first withdrawal	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
114

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Joint Life Percentage
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.70% 5.70%
February 1, 2018 to February 28, 2019	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.50%
After March 1, 2019	0-61 62-64 65-74 75-79 ≥80	N/A 3.50% 4.50% 5.00% 5.25%
115

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
After March 1, 2019	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
new york Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
After March 1, 2019	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
116

Prior Withdrawal and Growth Percentages — (Continued)
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
After March 1, 2019	6.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to January 1, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%
New york Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to January 1, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
After March 1, 2019	0-58 59-64 65-66 67-69 70-74 75-79 ≥80	0.00% 4.00% 5.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.05% 4.25% 4.70% 5.00% 5.50%
117

APPENDIX
Prior Allocation and Withdrawal Percentages
The table below identifies the prior percentages for the Transamerica Income EdgeSM rider.
Required Allocation Percentages
		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
Prior to February 1, 2018	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	20%	80%	25%	100%
	Flexible Investment Options	0%	60%	0%	75%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
February 1, 2018 to June 30, 2018	Stable Account	25%	25%	N/A	N/A
	Select Investment Options	0%	75%	0%	100%
	Flexible Investment Options	0%	75%	0%	100%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
After July 1, 2018	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	0%	80%	0%	100%
	Flexible Investment Options	0%	80%	0%	100%
Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4+ Withdrawal Percentage - Single Life Option	Rider Years 4+ Withdrawal Percentage - Joint Life Option
Prior to February 1, 2018	0-58	0.00%	0.00%	0.00%	0.00%
	59-64	4.00%	3.50%	5.00%	4.50%
	65-79	5.00%	4.50%	6.00%	5.50%
	≥80	6.00%	5.50%	7.00%	6.50%
118

Prior Allocation and Withdrawal Percentages — (Continued)
single life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 4-6 Withdrawal Percentage - Single Life Option	Rider Years 7+ Withdrawal Percentage - Single Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-79	5.00%	6.00%	7.00%
	≥80	6.00%	7.00%	8.00%
After March 1, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.25%	6.25%	7.25%
	70-74	5.50%	6.50%	7.50%
	75-79	5.75%	6.75%	7.75%
	≥80	6.00%	7.00%	8.00%
joint life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.25%
	65-79	4.50%	5.50%	6.25%
	≥80	5.50%	6.50%	7.25%
After March 1, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.75%	5.75%	6.75%
	70-74	5.00%	6.00%	7.00%
	75-79	5.25%	6.25%	7.25%
	≥80	5.50%	6.50%	7.50%
119

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Income EliteSM Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.35%	1.45%

GROWTH PERCENTAGE

7.20%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-69	5.25%	4.75%
70-74	5.40%	4.90%
75-79	5.50%	5.00%
≥ 80	5.75%	5.25%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica Income EliteSM II	333-186032
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica AxiomSM Variable Annuity	333-187913	Transamerica PrincipiumSM II Variable Annuity	333-187912
Income EliteSM Variable Annuity	333-187914	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.50%	1.60%
Base Benefit Designated Allocation Group B	1.50%	1.60%
Base Benefit Designated Allocation Group C	1.50%	1.60%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

6.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-69	5.10%	4.60%
70-74	5.20%	4.70%
75-79	5.50%	5.00%
≥ 80	6.00%	5.50%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica PrincipiumSM II Variable Annuity	333-187912	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Transamerica AxiomSM II	Transamerica PrincipiumSM III
Transamerica Variable Annuity I-Share	Transamerica Advisor EliteSM II
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the rider fee and withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the Transamerica Income Edge Rider Fees, Transamerica Income Edge – Summary, Transamerica Income Edge – Withdrawal Percentage, and the Transamerica Income Edge – Required Allocations sections of the prospectus. This Rate Sheet Prospectus Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The premium and rebalance allocation requirements, rider fee and/or withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below.)The premium and rebalance allocation requirements will not change for the life of your policy.    The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.25%

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	0%	80%	0%	100%
Flexible Investment Options	0%	80%	0%	100%

*The stable account is excluded from rebalancing

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option**	Rider Years 4-6 Withdrawal Percentage - Single Life Option**	Rider Years 7+ Withdrawal Percentage - Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.00%	5.00%	6.00%
65-69	5.25%	6.25%	7.25%
70-74	5.50%	6.50%	7.50%
75-79	5.75%	6.75%	7.75%
≥ 80	6.00%	7.00%	8.00%

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option**	Rider Years 4-6 Withdrawal Percentage - Joint Life Option**	Rider Years 7+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.50%	4.50%	5.50%
65-69	4.75%	5.75%	6.75%
70-74	5.00%	6.00%	7.00%
75-79	5.25%	6.25%	7.25%
≥ 80	5.50%	6.50%	7.50%

** The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the premium and rebalance allocation requirements, rider fee and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Members® Variable Annuity Series	333-185573
Transamerica AxiomSM II	333-186029	Transamerica PrincipiumSM III	333-186030
Transamerica Variable Annuity I-Share	333-186031	Transamerica Advisor Elite II	333-186031
Transamerica InspireSM Variable Annuity	333-215598

2

MEMBERS® VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company
Separate Account VA B (EST. 1/19/1990)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
(800)525-6205
www.transamerica.com
This prospectus describes information you should know before you purchase a MEMBERS® Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy. The L-Share class of this product is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a premium enhancement to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2019
Statement of Additional Information Date: May 1, 2019

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock Smart Beta 40- Service Class	Transamerica BlackRock Smart Beta 40 VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Multi-Manager Alternative Strategies - Service Class	Transamerica Multi-Manager Alternative Strategies VP - Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
iii

iv

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date. For more information on unit values, including how they are calculated after the annuity commencement date, please see the Statement of Additional Information.
adjusted policy value - The policy value increased or decreased by any excess interest adjustment.
Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization) - When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account - One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income EdgeSM rider.
guaranteed period options - The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day - A day when the New York Stock Exchange is open for business.
owner (you, your) - The person who may exercise all rights and privileges under the policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value - On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, separate account established and registered as unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
6

stable account - A fixed account option, only available if you elect the Transamerica Income EdgeSM rider, to which you must allocate a portion of your premium payments and policy value. Assets in the stable account are not subject to Separate Account Annual Expenses as set forth under FEE TABLE AND EXPENSE EXAMPES.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount - The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice - Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
7

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share (5)	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
(5)	NO LONGER AVAILABLE FOR PURCHASE BY NEW POLICYOWNERS. The L-share has a shorter surrender charge schedule than the B-share and offers greater liquidity. You pay higher separate account charges for the life of your L-share policy in exchange for the greater liquidity. The B-share my be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw policy value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost policy. The L-share class may be more appropriate for someone who may want to surrender the policy or withdraw policy value in excess of the free withdrawal amount 5 years after making a contribution and is willing to pay a higher separate account charge. Purchasing an optional guaranteed living benefit or guaranteed withdrawal benefit under an L-share policy and paying a higher separate account charge for the life of the policy, in order to have greater liquidity, may not be compatible. This is because you must typically own your policy over the long-term in order to take full advantage of these types of guaranteed benefits. (For example, the longer you own the policy, the greater your withdrawal percentage might be, or there may be a certain number of years before you can use the benefit.) You should determine the appropriate balance among (a) greater liquidity; (b) the impact of the mortality and expense risk charge on your policy value; and (c) the period of time that you must own the policy to take full advantage of any optional benefit you elect
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income EdgeSM(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death DistributionSM (1) Additional Death Distribution+SM(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
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√ Complete our application or order form
√ Pay the applicable minimum initial deposit
2

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, transfer cash value between investment options, or request special services. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Share Classes	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)(1)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee(2)	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee(3)	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.) Please Note: The L-Share class of this product is no longer available for purchase by new policyowners.
Share Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge(4)	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
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Share Classes	B-Share	C-Share	L-Share	X-Share
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
Optional Death Benefit Riders:
Additional Death DistributionSM (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)(6)
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.15%	1.40%

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	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2014)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM rider (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2018 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.53%
Highest Gross	3.27%
Expense Examples(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2018, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,521	$1,568	$ 839	$1,554	$1,643
3 Years	$3,023	$3,152	$2,498	$3,113	$3,111
5 Years	$4,424	$4,127	$4,131	$4,109	$4,556
10 Years	$7,888	$7,989	$8,114	$8,083	$8,079
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If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 801	$ 848	$ 839	$ 834	$ 833
3 Years	$2,393	$2,522	$2,498	$2,483	$2,481
5 Years	$3,974	$4,127	$4,131	$4,109	$4,106
10 Years	$7,888	$7,989	$8,114	$8,083	$8,079
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees:
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The annual service charge is assessed on each policy anniversary and at the time of surrender. The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on the greater of policy value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
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Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Fee %
American Funds - Asset Allocation Fund - Class 2 American Funds - Bond Fund - Class 2 American Funds - Growth Fund - Class 2 American Funds Growth-Income Fund - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B	0.20%
TA International Equity Index - Service Class TA U.S. Equity Index - Service Class	0.15%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Transamerica Income EdgeSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage and growth rate percentage information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal and Growth Percentages”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
7

THE ANNUITY
This prospectus describes information you should know before you purchase the MEMBERS® Variable Annuity Series.
An annuity is a contract between you (the owner) and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
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We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval, exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-market days or after our close of business on market days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
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You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each market day and ends at the close of regular trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern Time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
We will take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
10

INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedge ability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in underlying fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in underlying fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
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We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new subaccounts or close existing subaccounts. We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of other underlying fund portfolios or of other registered open-end management investment companies. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the
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1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee but reserve the right to do so in the future. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
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Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If you elect the Transamerica Income Edge rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior market day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
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In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying fund portfolios or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
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Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider may require you to invest in the stable account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other investment options are available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
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You can take a withdrawal of up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
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Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
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Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2018 we received approximately $233.7 million for Transamerica Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
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Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2018, TCI and its affiliates received payments that totaled approximately $2,600,000.00. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon Asset Management • Aegon USA Investment Management • Alger •  Allianz Global Investors •  American Century Investment Management, Inc. • Alliance Bernstein• American Funds • Advent Capital Management, LLC • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • BNY Mellon/Dreyfus •  CBRE Clarion Securities •  Charles Schwab & Co., Inc. • Columbia Threadneedle Investments • Dimensional Fund Advisors •  Deutsche Asset Management •  Federated Securities Corp. • Fidelity Investments • Franklin Templeton Services, LLC • Goldman Sachs Asset Management • Hartford Funds • Invesco •  Ivy Investments•  Janus Henderson Investors•  Jennison Associates LLC•  John Hancock Investments• JP Morgan Asset Management• Invesco • Legg Mason Global Asset Management•  Lord Abbett & Co.•  LSV Asset Management •  Manning & Napier Advisors•  MFS Investment Management•  Mesirow Financial •  Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management • Neuberger Berman • New York Life/Mainstay Investments • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PGIM Investments• Principal Global Investors • PineBridge Investments LLC •  Pinnacle Financial• Amundi Pioneer Investment Management, Inc. • Putnam Investments• Rockefeller & Co. • Schroder Investment Management • State Street Global Advisors• Systematic Financial Management • Thompson Siegel & Walmsley • T. Rowe Price Associates, Inc. • Torray, LLC• The Vanguard Group, Inc. • Virtus Investment Partners• Voya Investment Management • Wellington Management Company and Wells Fargo Asset Management .
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a withdrawal, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
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You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any withdrawal you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Withdrawals in excess of the surrender charge free amount may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.
Withdrawals from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica BlackRock Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender, withdrawal, loan, or death benefit from the TA BlackRock Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
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The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver withdrawals;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the stable account as defined in the glossary.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any withdrawals or surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any withdrawal or surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any withdrawal or surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and any remaining guaranteed payment will be paid to the beneficiary as provided for in the annuity income option elected.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax adviser before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax adviser before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such
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beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
Please note: If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit (i.e., the surviving owner(s) takes the place of any beneficiary designation). In the case of annuitant’s death where the annuitant is not an owner, the death benefit will become taxable to the surviving owner(s) in the year of the annuitant’s death, unless the surviving owner(s) elect(s) a method of payment within 60 days of the date of death and we receive all required documentation in good order.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: If an owner (who is not the annuitant) dies before the annuitant, the amount payable will be equal to the cash value. Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
If an owner (who is not the annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased owner's estate.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
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IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Owner Death
If an owner (who is not the annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased owner's estate.
Spousal Continuation
If the sole primary beneficiary is the deceased owner’s spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	the fixed account portion of the minimum required cash value plus the separate account portion of the policy value, on the date we receive the required information in good order at our Administrative Office; and
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•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, [Annual Step-Up or Return of Premium (age limitations may apply)] for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available designated options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
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You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we
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use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such owner's death the owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
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The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
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Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
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Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to
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IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject
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to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates
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generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal could reduce your rider values (perhaps significantly). Systematic withdrawals can be taken monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be taken by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if taken before age 59½, may be subject to a 10% federal penalty tax.
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Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for you if you are purchasing the policy for a long term investment.
Additional Death DistributionSM
The optional Additional Death DistributionSM rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death DistributionSM is only available for issue ages through age 80. The Additional Death DistributionSM is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
The Additional Death DistributionSM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death DistributionSM Benefit Amount. The Additional Death DistributionSM is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death DistributionSM is equal to:
•	the Additional Death DistributionSM factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death DistributionSM rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death DistributionSM rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death DistributionSM is added to your policy.
The Additional Death DistributionSM factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
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For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death DistributionSM will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death DistributionSM payable as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death DistributionSM, the spouse will generally receive a one-time policy value increase equal to the Additional Death DistributionSM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death DistributionSM would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death DistributionSM is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death DistributionSM may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization.
Additional Death Distribution+SM
The optional Additional Death Distribution+SM rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+SM is only available for issue ages through age 75. The Additional Death Distribution+SM is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+SM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+SM Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+SM if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
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Please see “Appendix - Additional Death Distribution+SM Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Additional Death Distribution+SM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+SM, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+SM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value, which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
Please note: This feature terminates upon annuitization.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you take a withdrawal ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to withdrawals after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of withdrawal;
•	must have a minimum cash value at the time of withdrawal of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may withdraw under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
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Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred and the number of transfers, or just the number of transfers, in which case we will calculate the amount to be transferred. Unless a specified date is requested, transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount. If you elect to transfer from the fixed account, or if you elect to transfer from the money market or other specified subaccount and only the number of transfers is provided, we will transfer 100% of the remaining value in the elected source fund for the final transfer. If the money market or other subaccount is elected as the source fund and a specified dollar amount is provided with the number of transfers, you must choose if you want to transfer all remaining value out of the source fund or if you would like any remaining value to stay within the subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively). If the value in the source fund is less than the scheduled transfer, 100% of the value remaining in the source fund will be transferred for the final transfer.
A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Dollar Cost Averaging can be set up on any day of the month. If a certain date does not exist for a specific month (e.g.29th, 30th, or 31st), the Dollar Cost Averaging will move forward to the 1st of the following month for that month only and return to the specified date once it is available. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
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NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and may be available with the guaranteed lifetime withdrawal benefits. Any amount in the Dollar Cost Averaging source account or any fixed account are ignored for the purposes of Asset Rebalancing. There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income EdgeSM rider. Some important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM rider
See “Appendix - Rider Grid Variations” for additional information on the rider above.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders.	Cannot be elected if you have Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders.	Cannot be elected if you have Retirement Income Max®, Guaranteed Principal SolutionSM or Transamerica Income EdgeSM riders.	Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Guaranteed Principal SolutionSM riders.
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Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options that you select.
(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
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Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may elect an option that may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.	Additional Options:
(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions:
You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.
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Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income EdgeSM riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Guaranteed Principal SolutionSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Guaranteed Principal SolutionSM rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
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•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount , because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
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Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
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Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
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•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
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Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. You should not view the Guaranteed Principal SolutionSM rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen
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investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
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Retirement Income Max® Rider
If you elect the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
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•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
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•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
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See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
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The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
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•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your
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withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
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For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
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Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
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Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
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There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
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•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour Nursing Service by or under the supervision of Nurses;
•	It is supervised by a staff of one or more licensed Physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility or Alzheimer's disease/Memory Care facility;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and
•	It has a licensed Physician available to supervise; and
•	It performs and maintains a clinical assessments based on uniform minimum data sets as set forth in Section 1819(b)(c)(A) of the Social Security Act, as amended.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;
•	Personal care homes, personal care boarding homes, or residential care facilities;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care homes, independent living apartments, hotels or motels; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was
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not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
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Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
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•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
Transamerica Income EdgeSM Rider
If you elect the Transamerica Income EdgeSM rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income EdgeSM rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income EdgeSM rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income EdgeSM - Summary
You may elect to purchase the optional Transamerica Income EdgeSM rider, which provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica
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Income EdgeSM rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income EdgeSM rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Income EdgeSM rider are based on our claims-paying ability.
The Transamerica Income EdgeSM rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Under the Transamerica Income EdgeSM rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573).
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
If you elect the Transamerica Income EdgeSM rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
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•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount. (For riders issued prior to the date of this prospectus, see “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider.)
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 ½,
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not
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been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.
Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.
Rate Sheet Prospectus Supplement
The withdrawal and fee percentages, as well as the required allocations are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573). In order to receive the applicable withdrawal and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Transamerica Income EdgeSM – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
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Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.
Transamerica Income EdgeSM – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, not including premium enhancement if the X-Share is elected, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and
•	the policy value on the current rider anniversary (see Automatic Step-Up below).
See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income EdgeSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income EdgeSM – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income EdgeSM – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.
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Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income EdgeSM –Required Allocations
If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
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Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.
Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the market day after rider termination.
We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income EdgeSM - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a market day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next market day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income EdgeSM – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income EdgeSM Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will
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provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market to the extent permitted by applicable law.
Transamerica Income EdgeSM - Joint Life Option
If you elect the Transamerica Income EdgeSM rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.
Please note: If you elect this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect the single life option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.
Transamerica Income EdgeSM Rider Fees
Transamerica Income EdgeSM Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a market day, the value of accumulation units redeemed will be determined as of the next market day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04
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A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-185573). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63
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The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income EdgeSM Rider - Issue Requirements
We will not issue the Transamerica Income EdgeSM rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law)
•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income EdgeSM Rider - Termination
The Transamerica Income EdgeSM rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;
•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one of more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. - Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. – The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and the refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive account value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income EdgeSM rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet
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Prospectus Supplement.The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. - During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waivers are not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under Retirement Income Choice® 1.6 rider. The Retirement Income Max®, Retirement Income Choice® 1.6 and Transamerica Income Edge riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. - Owners have a 21 day right to cancel period and will receive return of premium. The unemployment waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income Edge rider will not terminate due to a misstatement of age.
Montana. – The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.
North Dakota. - Right to cancel period is 20 days.
Oregon. – The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. – Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
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Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider you have already elected for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer
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have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how share held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes
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in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process and transmit confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our subsidiaries may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks. Although to our knowledge these events have thus far not been material in nature, our management believes that significant investment will be required to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or privacy risks.
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We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, certain of our businesses are subject to laws and regulations enacted by U.S. federal and state governments, the E.U. or other non-U.S. jurisdictions and/or enacted by various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. Effective May 25, 2018, the General Data Protection Regulation (GDPR) took effect in the E.U. Compared to the previous directive, the GDPR, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data and reporting of data breaches, and provides for significantly increased penalties for non-compliance. The New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain Aegon subsidiaries, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Aegon subsidiaries operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering potential enhanced information security risk management and privacy rules and regulations. A number of Aegon’s subsidiaries are also subject to our systems, employees and business partners have access to, and routinely process, the personal information of consumers. We rely on various processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized cyber intrusion or cybersecurity attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and security obligations have been imposed by various governments with jurisdiction over Aegon or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc. and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
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Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of the separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as
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management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.15% up to 7% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
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Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
As of 2018, TCI had revenue sharing agreements with more than 70 brokers and other financial intermediaries including, without limitation:
1st Global Capital• Ameriprise Financial Services, Inc. • AXA Advisors LLC •  AXA Network• BBVA Compass Investment Solutions, Inc. • Bruderman Brothers, LLC • Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor LLC • Cetera Financial Group, Inc. • CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. • Edward D. Jones & Co., L.P.• Financial DataServices, Inc. • Equity Services, Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • HD Investments • Hantz Financial Services, Inc. • Huntington Investment Company • Independent Financial Group • Invest Financial Corporation • Investacorp, Inc. • The Investment Centers • Investment Centers of America, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • J.P. Morgan Securities LLC • Kestra Investment Services • Key Investment Services, Inc. • KMS Financial Services Inc. • LPL Financial Corp. • M&T Securities • Merrill Lynch, Pierce, Fenner & Smith Inc. • MML Investors Services • Mutual of Omaha Investor Services • National Planning Corporation • Park Avenue Securities, LLC • Parkland Securities, LLC • Pershing LLC • Questar Capital • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial • Signator Investors, Inc. • SII Investments, Inc. •  • SunTrust Investment Services Inc.• TD Ameritrade • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Wells Fargo Advisors, LLC • Woodbury Financial Services
For the calendar year ended December 31, 2018 TCI paid approximately $33,000,000 to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2019, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus.  Please Note: We reserve the right to change investment choices for any optional riders subject to investment restrictions, except as otherwise provided in this prospectus. With regard to the Guaranteed Principal SolutionSM rider, this includes changing the PAM investment option as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders with a Guaranteed Principal SolutionSM rider.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class Bf	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks high level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Global Real Estate Securities - Service Class(3)	Transamerica BlackRock Global Real Estate Securities VP - Service Class(3)	BlackRock Investment Management, LLC(3)
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(2)(4)	Transamerica BlackRock Government Money Market VP - Service Class(2)(4)	BlackRock Investment Management, LLC(4)
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock Smart Beta 40- Service Class(5)	Transamerica BlackRock Smart Beta 40 VP - Service Class(5)	BlackRock Investment Management, LLC(5)
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class	Greystone Managed Investments Inc.
Investment Objective: Seeks capital growth.
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks capital appreciation and current income.
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seek current income and preservation of capital.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seek high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seek to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA Multi-Manager Alternative Strategies - Service Class	Transamerica Multi-Manager Alternative Strategies VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return, consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return, consistent with appreciation of capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective November 1, 2018, Transamerica Clarion Global Real Estate Securities VP advised by CBRE Clarion Securities LLC was renamed Transamerica BlackRock Global Real Estate Securities VP and is advised by BlackRock Investment Management, LLC.
(4)	Effective November 1, 2018, Transamerica AEGON Government Money Market VP advised by Aegon USA Investment Management, LLC was renamed Transamerica BlackRock Government Money Market VP and is advised by BlackRock Investment Management, LLC.
(5)	Effective November 1, 2018, Transamerica AB Dynamic Allocation VP advised by AllianceBernstein L.P. was renamed TA BlackRock Smart Beta 40 VP and is advised by BlackRock Investment Management, LLC.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
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APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income EdgeSM rider.  See Appendix - Transamerica Income EdgeSM Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	After 2/1/18	Before 2/28/19	After 3/1/18
AB Balanced Wealth Strategy Portfolio - Class B	√	√				A	A
American Funds - Asset Allocation FundSM - Class 2	√	√					A
American Funds - Bond FundSM - Class 2	√	√	√	√	√	C	A
American Funds - Growth FundSM - Class 2	√	√					A
American Funds - Growth-Income FundSM - Class 2	√	√					A
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√					A
State Street Total Return V.I.S. Fund - Class 3	√	√				A	A
TA 60/40 Allocation - Service Class	√	√				A	A
TA Aegon High Yield Bond - Service Class	√	√					A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	C	A
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√		√	B	A
TA Barrow Hanley Dividend Focused - Service Class	√	√					A
TA BlackRock Equity Smart Beta 100 - Service Class	√	√					A
TA BlackRock Global Allocation - Service Class	√	√				A	A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√		√	B	A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√				A	A
TA BlackRock Global Real Estate Securities - Service Class	√	√					A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	C	A
TA BlackRock Smart Beta 40- Service Class	√	√	√		√	C	A
TA BlackRock Smart Beta 50 - Service Class	√	√	√		√	B	A
TA BlackRock Smart Beta 75 - Service Class	√	√				A	A
TA BlackRock Tactical Allocation - Service Class(1)	√	√				B	A
TA Greystone International Growth - Service Class	√	√					A
TA International Equity Index - Service Class	√	√					A
TA Janus Balanced - Service Class	√	√				A	A
TA Janus Mid-Cap Growth - Service Class	√	√					A
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	√	B	A
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√				A	A
TA Levin Large Cap Value - Service Class	√	√					A
TA Madison Balanced Allocation - Service Class(1)	√	√	√			B	A
TA Madison Conservative Allocation - Service Class(1)	√	√	√	√	√	C	A
TA Madison Diversified Income - Service Class	√	√	√	√	√	B	A
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√	B	A
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Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	After 2/1/18	Before 2/28/19	After 3/1/18
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√	C	A
TA Managed Risk - Growth ETF - Service Class(1)	√	√				A	A
TA Multi-Manager Alternative Strategies - Service Class	√	√					A
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			B	A
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√	√	C	A
TA PIMCO Tactical - Growth - Service Class(1)	√	√				A	A
TA PIMCO Total Return - Service Class	√	√	√	√	√	C	A
TA PineBridge Inflation Opportunities - Service Class	√	√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	√	B	A
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√				A	A
TA T. Rowe Price Small Cap - Service Class	√	√					A
TA TS&W International Equity - Service Class	√	√					A
TA U.S. Equity Index - Service Class	√	√					A
Fixed Account	√	√	√	√	√	C	A
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
88

APPENDIX
TRANSAMERICA INCOME EDGESM Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income EdgeSM rider.
	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Wealth Strategy Portfolio - Class B		√
American Funds - Asset Allocation FundSM - Class 2		√
American Funds - Bond FundSM - Class 2	√
American Funds - Growth FundSM - Class 2		√
American Funds - Growth-Income FundSM - Class 2		√
Fidelity ® VIP Balanced Portfolio - Service Class 2		√
State Street Total Return V.I.S. Fund - Class 3		√
TA 60/40 Allocation - Service Class		√
TA Aegon High Yield Bond - Service Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA Barrow Hanley Dividend Focused - Service Class		√
TA BlackRock Equity Smart Beta 100 - Service Class		√
TA BlackRock Global Allocation - Service Class		√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		√
TA BlackRock Global Real Estate Securities - Service Class		√
TA BlackRock Government Money Market - Service Class	√
TA BlackRock Smart Beta 40- Service Class		√
TA BlackRock Smart Beta 50 - Service Class		√
TA BlackRock Smart Beta 75 - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA International Equity Index - Service Class		√
TA Greystone International Growth - Service Class		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		√
TA Levin Large Cap Value - Service Class		√
TA Madison Balanced Allocation - Service Class(1)		√
TA Madison Conservative Allocation - Service Class(1)		√
TA Madison Diversified Income - Service Class		√
TA Managed Risk - Balanced ETF - Service Class(1)		√
TA Managed Risk - Conservative ETF - Service Class(1)		√
TA Managed Risk - Growth ETF - Service Class(1)		√
TA Multi-Manager Alternative Strategies - Service Class		√
89

TRANSAMERICA INCOME EDGESM Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA PIMCO Tactical - Balanced - Service Class(1)		√
TA PIMCO Tactical - Conservative - Service Class(1)		√
TA PIMCO Tactical - Growth - Service Class(1)		√
TA PIMCO Total Return - Service Class	√
TA PineBridge Inflation Opportunities - Service Class	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA T. Rowe Price Small Cap - Service Class		√
TA TS&W International Equity - Service Class		√
TA U.S. Equity Index - Service Class		√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
90

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2018. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499
B-Share
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	123,031.649 121,798.337 106,500.252 100,768.455 60,261.280 9,203.833
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	2,090,792.158 1,808,271.735 1,518,578.099 1,064,225.370 542,177.270 202,156.745
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	1,161,233.991 1,060,739.134 896,495.790 520,629.599 277,648.265 72,559.232
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	2,187,050.121 2,025,799.053 1,482,490.355 1,112,916.540 521,782.334 139,625.304
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	2,165,073.298 2,006,116.556 1,723,830.518 1,226,195.233 740,390.457 135,685.357
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	1,133,751.220 1,047,400.914 879,816.155 593,400.350 273,204.004 133,395.960
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.641636 $11.929694	$11.606128 $12.641636	98,611.007 87,873.997
91

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	34,665.519
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	677,026.470 641,317.721 539,794.471 401,335.169 232,278.299 77,712.400
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	501,684.492 428,738.858 528,526.442 362,950.205 427,907.606 338,890.611
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	581,427.962 49,572.753 662,399.601 580,070.992 44,442.215 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,336,529.730 1,656,994.558 923,327.245 380,024.521
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	496,599.947 501,903.029 471,396.634 381,194.216 272,884.281 89,828.768
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	99,419.271 73,214.245 1,305.419
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688997 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	2,605,784.921 2,700,590.606 2,435,686.485 1,478,259.792 806,988.533 290,422.825
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	1,305,416.266 1,002,312.697 718,253.060 607,090.827 15,830.286
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	1,091,997.751 1,046,866.508 937,893.117 770,897.846 57,752.539
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	578,441.475 616,714.071 550,229.254 476,422.298 293,348.493 132,719.253
92

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	820,929.422 563,274.413 1,157,645.842 1,254,649.757 552,991.301 369,356.451
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	696,563.852 644,817.070 680,988.428 652,575.993 382,786.689 164,123.157
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	447,830.927 177,785.772 127,082.054
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	203,622.539 29,959.007 9,920.315
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	2,712,309.573 2,981,515.220 2,995,615.346 2,824,171.560 2,279,685.734 1,062,326.524
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	617,947.520 640,957.734 514,531.244 401,098.072 198,576.391 54,289.170
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	143,134.753 43,633.001
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	2,670,591.839 2,400,470.726 2,280,541.329 1,900,490.480 1,075,352.419 340,775.936
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	442,812.111 332,363.084 253,925.443 214,622.396 131,642.141 43,197.745
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	3,640,800.881 3,831,873.574 3,949,844.957 2,982,583.051 1,783,972.987 700,100.118
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,981,456.592 2,074,708.516 2,294,608.176 1,953,463.280 1,121,248.477 317,190.390
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	17,812.118
93

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.257421 $11.168026 $10.770763 $11.014442 $10.573701 $10.000000	$11.606155 $12.257421 $11.168026 $10.770763 $11.014442 $10.573701	173,648.563 181,035.633 189,232.170 177,944.659 157,311.158 113,061.658
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.182272 $10.488823 $10.228392 $10.461104 $10.137114 $10.000000	$10.799484 $11.182272 $10.488823 $10.228392 $10.461104 $10.137114	117,681.456 124,210.454 136,108.737 140,711.359 170,989.761 47,627.621
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.930999 $11.057592 $10.505758 $10.649061 $10.216487 $10.000000	$11.663820 $11.930999 $11.057592 $10.505758 $10.649061 $10.216487	298,991.491 261,090.836 235,065.573 237,582.284 150,718.453 95,186.410
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,336,074.982 11,532,477.487 11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,200,030.500 1,319,995.521 1,367,421.896 1,250,154.759 781,162.937 269,936.394
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.95884 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	6,875,318.174 7,282,339.849 7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.207488	$9.387149	12,586.179
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	2,059,622.554 2,156,973.128 2,007,072.010 1,902,971.324 1,538,245.589 619,870.377
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	653,859.709 718,348.771 743,577.955 612,774.710 232,491.193 105,628.761
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	1,338,538.541 1,302,358.455 1,298,414.762 1,081,739.569 657,580.063 227,623.707
94

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	2,128,922.116 2,076,152.651 1,910,655.234 1,603,950.531 1,065,241.955 518,558.234
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	729,149.874 736,992.236 659,913.703 518,147.053 338,029.436 174,430.368
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	819,484.927 861,121.644 805,064.125 722,460.397 506,327.759 161,863.050
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,799,312.022 1,961,550.275 1,959,343.916 2,195,858.600 1,734,327.967 648,535.359
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	3,463,314.892 3,448,366.529 3,476,455.560 3,590,980.421 3,354,210.530 1,218,304.781
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	905,451.449 822,067.450 690,199.274 546,797.845 305,737.792 68,144.429
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	357,915.746 308,477.093 259,634.586 228,688.819 105,923.732 33,057.840
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	244,242.168 95,098.874

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732
95

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	981,904.091 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.201452 $9.984156 $9.839875 $9.956305 $9.595288 $10.000000	$9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288	1,548,811.031 1,475,335.846 1,337,423.821 957,268.026 552,968.936 146,080.294
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.849623 $12.132080	$11.838689 $12.849623	143,364.540 69,980.599
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989344	$9.574171	36,469.916
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.712137 $11.050257 $9.719621 $10.273798 $10.031013 $10.000000	$11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013	320,302.705 362,641.644 365,057.050 264,491.006 130,725.778 46,472.543
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	60,770.568 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.379435 $10.042113 $9.545989 $9.999685	$10.593713 $11.379435 $10.042113 $9.545989	10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571
96

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.785227 $10.494991 $9.999057	$11.965214 $12.785227 $10.494991	78,698.880 64,953.339 43,869.130
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.444947 $9.390991 $9.464171 $9.913106 $9.999055	$9.523349 $10.444947 $9.390991 $9.464171 $9.913106	3,861,812.717 2,866,590.117 2,448,449.410 1,453,971.420 76,379.514
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.654636 $9.143803 $9.266777 $9.9873176 $9.999055	$9.461542 $10.654636 $9.143803 $9.266777 $9.9873176	2,895,131.098 2,793,643.617 2,684,953.898 2,064,832.775 92,576.759
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.380554 $10.511182 $10.425007 $10.589984 $10.167870 $10.000000	$10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870	1,313,794.770 1,159,911.467 1,296,566.839 1,080,862.218 623,127.531 268,509.728
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.354430 $10.177835 $9.999057	$10.929402 $11.354430 $10.177835	1,493,863.665 542,728.859 388,732.490
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.950233 $10.247219 $9.999057	$11.350954 $11.950233 $10.247219	547,226.258 203,066.232 180,001.729
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.432659 $11.260647 $10.857672 $10.996952 $10.587385 $10.000000	$11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385	7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867
97

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.053172 $9.998932	$9.356901 $11.053172	83,922.555 67,036.481
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.777202 $11.938410 $11.598380 $11.718211 $10.993018 $10.000000	$13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018	7,090,272.105 6,453,570.890 5,627,498.505 4,122,918.223 2,168,929.879 605,286.567
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.485905 $10.517546 $10.710585 $11.064219 $10.317071 $10.000000	$10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071	11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.072850 $10.787335 $11.020711 $11.486977 $10.741367 $10.000000	$11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367	4,292,261.477 4,562,478.889 4,902,835.025 4,432,074.260 1,630,313.399 534,123.874
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969864	$8.976821	5,555.452
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.459063 $11.312215 $10.871827 $11.078940 $10.598459 $10.000000	$11.838700 $12.459063 $11.312215 $10.871827 $11.078940 $10.598459	1,547,465.726 1,617,664.293 1,714,611.339 1,665,222.424 1,411,034.605 559,528.3615
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.366271 $10.624275 $10.324391 $10.522376 $10.160853 $10.000000	$11.015907 $11.366271 $10.624275 $10.324391 $10.522376 $10.160853	197,399.985 184,355.430 175,938.805 141,205.727 72,118.454 49,973.106
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.127279 $11.200348 $10.604339 $10.711436 $10.240421 $10.000000	$11.897505 $12.127279 $11.200348 $10.604339 $10.711436 $10.240421	1,845,299.531 1,340,325.844 1,198,298.153 1,080,181.403 808,644.459 332,066.078
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935
98

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$10.138617 $9.789562 $9.706968 $10.402812 $10.221398 $10.000000	$9.558114 $10.138617 $9.789562 $9.706968 $10.402812 $10.221398	49,618.342 48,382.683 41,236.934 32,355.653 11,466.650 2,592.569
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.397603 $11.193211 $10.744289 $11.152500 $10.462191 $10.000000	$11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191	5,828,468.015 6,193,648.375 6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.008215 $11.003018 $10.602192 $10.952289 $10.190054 $10.000000	$11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054	2,789,616.154 3,026,916.356 3,000,803.860 2,187,278.834 828,513.026 318,136.507
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.781448 $11.259471 $10.860289 $11.379196 $10.819034 $10.000000	$11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034	3,036,080.606 3,193,268.190 2,958,312.185 2,104,820.788 1,025,743.646 399,652.809
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.219953 $9.878967 $9.751636 $9.813662 $9.514350 $10.000000	$9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350	4,078,328.786 3,837,609.038 3,603,596.701 2,789,151.344 2,057,386.825 999,005.652
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.150423 $8.974997 $8.745946 $9.108264 $8.912553 $10.000000	$8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553	1,349,067.925 1,313,308.475 1,197,959.560 992,524.423 634,739.686 245,406.237
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.295935 $10.229619 $10.080716 $10.443870 $10.196963 $10.000000	$10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963	2,128,820.189 2,275,464.773 2,529,250.172 2,516,500.446 1,956,366.926 986,485.934
99

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.199194 $10.257227 $10.175414 $11.012768 $10.792110 $10.000000	$11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110	3,620,948.511 3,694,135.980 3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.675842 $10.230394 $10.127307 $10.702212 $10.448174 $10.000000	$11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174	10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.221729 $9.998932	$10.523344 $11.221729	200,223.280 87,853.517
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	66.136 64.970 65.214 64.277 811.084 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.850921 $9.713438 $9.644934 $9.832499 $9.547280 $10.000000	$9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280	12,804.503 14,690.140 16,226.527 13,550.909 11,256.709 1,815.406
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107
100

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.408182 $11.736454	$11.346071 $12.408182	5,840.129 6,886.700
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989138	$9.526088	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.309743 $10.750689 $9.527080 $10.146079 $9.980853 $10.000000	$10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853	8,706.002 16,435.752 13,683.032 12,482.790 7,902.719 287.883
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	6,168.349 0.000 7,342.455 21,495.267 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.154275 $9.917245 $9.498051 $9.999480	$10.306079 $11.154275 $9.917245 $9.498051	80,612.847 94,126.878 59,336.296 4,255.608
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.615676 $10.433489 $9.998443	$11.717810 $12.615676 $10.433489	2,048.908 1,292.819 1,293.016
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.201699 $9.241117 $9.383040 $9.902116 $9.998439	$9.231656 $10.201699 $9.241117 $9.383040 $9.902116	18,522.841 42,620.600 44,543.920 43,359.222 0.000
101

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.406521 $8.997858 $9.187326 $9.862222 $9.998439	$9.171735 $10.406521 $8.997858 $9.187326 $9.862222	22,978.259 4,507.112 1,729.897 12,388.665 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.989536 $10.226195 $10.218494 $10.458333 $10.117028 $10.000000	$10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028	11,849.520 12,323.552 15,478.177 15,634.474 16,357.190 3,239.238
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.203821 $10.118180 $9.998443	$10.703400 $11.203821 $10.118180	171.793 2.390 2,915.905
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.791738 $10.187153 $9.998443	$11.116236 $11.791738 $10.187153	4,206.444 4,652.082 5,135.445
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.005517 $10.955354 $10.642594 $10.860255 $10.534462 $10.000000	$11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462	40,341.229 69,219.580 78,983.422 60,781.056 43,907.891 9,529.686
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.997715 $9.998315	$9.239950 $10.997715	966.422 658.294
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.303907 $11.614754 $11.368647 $11.572559 $10.938069 $10.000000	$13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069	73,133.653 74,486.167 59,166.221 49,816.031 32,783.435 6,600.572
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144
102

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.091262 $10.232375 $10.498420 $10.926676 $10.265484 $10.000000	$10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484	54,630.222 125,798.857 136,166.917 115,317.084 59,980.890 25,530.491
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.658071 $10.494866 $10.802412 $11.344192 $10.687674 $10.000000	$10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674	2,369.728 2,522.115 9,680.316 6,960.974 3,479.643 1,438.175
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969658	$8.931714	65,184.792
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.031057 $11.005542 $10.656471 $10.941218 $10.545478 $10.000000	$11.346100 $12.031057 $11.005542 $10.656471 $10.941218 $10.545478	0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.975723 $10.336208 $10.119856 $10.391554 $10.110040 $10.000000	$10.557478 $10.975723 $10.336208 $10.119856 $10.391554 $10.110040	9,984.362 10,042.744 10,010.597 10,113.168 10,740.808 4,826.051
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.710661 $10.896717 $10.394281 $10.578272 $10.189211 $10.000000	$11.402478 $11.710661 $10.896717 $10.394281 $10.578272 $10.189211	13,701.961 2,569.559 2,256.390 1,924.531 4,756.319 3,204.545
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131062	$9.282922	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.971697 $10.889772 $10.531472 $11.013876 $10.409893 $10.000000	$10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893	58,325.943 94,971.948 102,519.460 90,093.825 81,603.570 43,359.072
103

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.595653 $10.704716 $10.392183 $10.816153 $10.139103 $10.000000	$10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103	18,024.553 18,016.761 15,688.425 16,990.580 11,043.253 2,180.229
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.342364 $10.954225 $10.645176 $11.237755 $10.764954 $10.000000	$11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954	42,443.460 43,188.008 45,913.541 282,128.339 14,290.073 556.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.868801 $9.611129 $9.558465 $9.691647 $9.466752 $10.000000	$9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752	145,472.624 138,431.109 139,061.994 185,477.046 194,889.381 32,790.324
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.835947 $8.731587 $8.572621 $8.994968 $8.867938 $10.000000	$8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938	5,176.240 5,455.889 8,848.154 9,352.760 11,661.024 8,649.772
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.907839 $9.952261 $9.881016 $10.314031 $10.145981 $10.000000	$10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981	13,396.053 13,651.489 15,437.709 18,840.103 3,811.316 2,514.838
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.780071 $9.979113 $9.973829 $10.875866 $10.738168 $10.000000	$10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168	21,710.492 18,368.564 30,835.310 34,509.771 223,746.841 9,775.439
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.274671 $9.952995 $9.926665 $10.569164 $10.395937 $10.000000	$10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937	25,943.742 33,278.685 35,735.642 37,220.373 51,906.971 38,791.540
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	993.707 918.238 965.898 51,701.581 50,593.389 935.393
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.165434 $9.998315	$10.391861 $11.165434	833.176 1,308.035

104

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.013014 $9.838869 $9.735457 $9.890107 $9.569654 $10.000000	$9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654	65,326.467 70,946.518 89,728.456 87,723.434 32,949.609 5,569.473
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	46,026.946 57,331.008 51,111.871 63,421.328 29,999.823 9,822.023
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.612224 $11.905364	$11.573301 $12.612224	7,055.780 7,649.037
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989234	$9.548482	324.478
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.495713 $10.889413 $9.616416 $10.205471 $10.004232 $10.000000	$11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232	73,266.857 77,634.740 156,238.618 29,729.935 16,132.074 84,301.392
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	21,613.499 0.000 0.000 0.000 0.000 0.000
105

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.258741 $9.975299 $9.520377 $9.999575	$10.439269 $11.258741 $9.975299 $9.520377	115,192.694 139,238.271 64,295.601 13,296.823
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.694494 $10.462139 $9.998730	$11.832590 $12.694494 $10.462139	2,444.114 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.314462 $9.310733 $9.420789 $9.907237 $9.998726	$9.366603 $10.314462 $9.310733 $9.420789 $9.907237	53,478.178 63,937.464 49,166.076 22,238.265 3,635.599
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.521555 $9.065662 $9.224296 $9.867326 $9.998726	$9.305823 $10.521555 $9.065662 $9.224296 $9.867326	89,084.333 93,696.152 27,486.758 21,892.041 808.923
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	283,637.216 145,599.780 179,750.093 267,977.491 177,829.583 57,870.277
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.170257 $10.358183 $10.314323 $10.519547 $10.140718 $10.000000	$10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718	18,336.730 12,280.891 13,208.582 9,903.208 14,852.396 9,430.201
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.273830 $10.145964 $9.998730	$10.808244 $11.273830 $10.145964	69,764.143 71,159.022 67,475.295
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.865409 $10.215127 $9.998730	$11.225125 $11.865409 $10.215127	23,622.189 0.000 0.000
106

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.202933 $11.096738 $10.742386 $10.923812 $10.559125 $10.000000	$11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125	111,539.048 131,995.097 170,766.879 145,456.744 109,425.734 30,702.750
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.023551 $9.998603	$9.294321 $11.023551	2,458.336 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.522633 $11.764634 $11.475244 $11.640283 $10.963675 $10.000000	$13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675	103,710.927 135,254.524 136,626.769 92,080.294 120,296.791 19,062.820
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.273637 $10.364433 $10.596853 $10.990632 $10.289523 $10.000000	$10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523	116,178.636 124,786.754 214,027.261 218,299.567 149,717.012 27,869.605
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.849778 $10.630326 $10.903712 $11.410590 $10.712700 $10.000000	$11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700	71,522.634 84,387.190 89,877.823 76,613.626 100,166.539 39,877.094
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969754	$8.952729	931.348
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.228855 $11.147553 $10.756387 $11.005249 $10.570162 $10.000000	$11.573287 $12.228855 $11.147553 $10.756387 $11.005249 $10.570162	3,072.685 3,073.315 2,768.581 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.156226 $10.469616 $10.214766 $10.452398 $10.133732 $10.000000	$10.768915 $11.156226 $10.469616 $10.214766 $10.452398 $10.133732	26,322.175 15,273.547 10,057.447 5,556.165 13,631.906 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.903233 $11.037332 $10.491752 $10.640187 $10.213076 $10.000000	$11.630821 $11.903233 $11.037332 $10.491752 $10.640187 $10.213076	45,752.009 30,596.215 28,752.888 23,930.488 20,313.570 0.000
107

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.971654 $9.666834 $9.623585 $10.354805 $10.215014 $10.000000	$9.362962 $9.971654 $9.666834 $9.623585 $10.354805 $10.215014	3,739.021 3,952.341 8,399.518 11,223.868 5,964.134 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.168537 $11.030293 $10.630220 $11.078331 $10.434264 $10.000000	$11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264	118,336.243 129,951.949 166,131.972 146,988.935 116,215.786 41,882.250
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.786309 $10.842840 $10.489611 $10.879444 $10.162845 $10.000000	$11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845	100,475.037 111,333.210 93,465.257 75,831.021 43,398.269 13,289.079
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.545269 $11.095568 $10.744969 $11.303506 $10.790157 $10.000000	$11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157	75,448.972 90,644.045 121,192.585 65,287.162 64,301.331 12,497.564
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.031074 $9.735160 $9.648092 $9.748372 $9.488936 $10.000000	$9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936	321,029.399 135,869.381 179,133.609 334,930.695 78,988.610 40,575.761
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.981274 $8.844304 $8.653038 $9.047631 $8.888722 $10.000000	$8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722	26,151.021 32,758.485 34,229.119 30,022.819 29,546.822 3,909.024
108

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.087205 $10.080708 $9.973675 $10.374400 $10.169739 $10.000000	$10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739	85,812.499 145,078.068 139,727.715 187,854.028 113,636.988 21,828.140
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.973757 $10.107891 $10.067354 $10.939516 $10.763305 $10.000000	$11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305	83,198.104 101,808.968 98,205.322 120,935.491 181,838.536 109,908.889
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.460075 $10.081462 $10.019770 $10.631028 $10.420282 $10.000000	$10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282	112,819.723 153,106.246 181,160.733 203,350.620 448,470.986 260,344.268
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.191651 $9.998603	$10.452981 $11.191651	968.172 5,181.442
L-Share – No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	246,619.038 307,183.701 328,182.100 336,145.838 273,898.421 68,273.201
109

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	509,737.646 573,888.425 444,735.154 368,223.744 199,745.633 61,268.689
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.437147 $11.760464	$11.378280 $12.437147	31,260.155 34,966.989
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989152	$9.529288	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	300,681.858 391,439.183 372,498.550 307,625.670 294,977.180 195,118.293
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	971,387.182 776,849.430 438,505.663 103,968.948
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	17,691.584 30,008.073 13,790.532
110

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841	222,338.210 243,866.514 213,634.578 158,136.200 4,250.019
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946	349,037.697 369,982.865 368,540.425 392,075.205 17,663.371
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180
TA BlackRock Smart Beta 40- Service Class(\6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	172,330.291 207,710.521 306,650.679 336,477.596 149,814.109 87,419.820
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	46,230.394 34,585.059 29,792.686
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	37,467.809 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311 622,413.183
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	1,913.650 1,913.650
111

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	1,207,429.944 1,501,652.972 1,479,847.465 1,336,940.830 730,541.910 283,387.831
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547 1,171,194.793 505,160.442
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	951,575.449 1,199,157.180 1,539,685.735 1,725,348.621 1,048,124.518 464,201.951
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969672	$8.934715	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.059116 $11.025719 $10.670716 $10.950353 $10.549000 $10.000000	$11.378281 $12.059116 $11.025719 $10.670716 $10.950353 $10.549000	297,814.209 344,044.731 300,141.195 323,710.617 226,174.990 67,871.566
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.001324 $10.355148 $10.133373 $10.400233 $10.113422 $10.000000	$10.587427 $11.001324 $10.355148 $10.133373 $10.400233 $10.113422	17,918.044 19,823.600 27,826.234 34,412.649 73,783.399 31,741.589
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.737982 $10.916690 $10.408165 $10.587100 $10.192617 $10.000000	$11.434824 $11.737982 $10.916690 $10.408165 $10.587100 $10.192617	195,522.004 224,356.967 177,287.626 187,813.418 120,706.051 50,224.027
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387
112

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131075	$9.287174	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	872,542.928 1,018,110.321 1,212,579.781 1,104,503.163 1,111,493.247 447,863.188
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	233,262.905 248,863.193 268,052.240 216,520.881 197,003.768 63,851.665
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	601,798.847 732,488.486 701,685.294 939,184.275 361,640.186 126,163.176
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	733,433.473 855,823.078 877,052.902 855,911.939 695,135.185 406,244.058
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	178,918.085 212,569.619 315,828.949 300,321.392 262,887.081 94,596.042
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	212,576.531 242,898.786 253,863.733 270,923.798 220,958.529 145,292.804
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	1,102,426.020 1,228,909.166 1,349,437.774 1,471,942.755 1,624,608.196 556,119.893
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761 1,810,558.628 969,298.909
113

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	213,557.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	832.626 4,642.269

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	351,444.969 442,789.966 512,677.522 404,826.804 267,638.874 48,244.062
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.641636 $11.929694	$11.606128 $12.641636	9,257.148 8,851.425
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	1,006.955
114

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	68,359.205 116,953.712 171,246.263 149,640.900 99,577.778 454,433.033
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,553,830.900 2,531,134.973 1,538,083.138 312,767.949
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	180.586 2,386.749 2,206.028
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	308,344.143 366,616.609 407,788.914 550,476.747 26,175.188
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	518,275.563 602,616.460 609,745.076 682,135.407 27,999.912
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323
115

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	269,964.785 300,292.530 333,998.457 316,221.857 233,040.756 105,114.053
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	160,758.914 109,724.215 121,401.258
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	40,984.215 110.217 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186 968,809.271
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	916.445 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	1,828,724.343 2,096,588.668 2,044,531.267 1,739,313.614 922,108.414 278,846.205
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,149,886.955 1,326,079.203 1,540,714.791 1,704,301.320 932,814.082 287,278.458
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.257421 $11.168026 $10.770763 $11.014442 $10.573701 $10.000000	$11.606155 $12.257421 $11.168026 $10.770763 $11.014442 $10.573701	180,918.444 184,250.764 176,377.207 33,888.090 17,315.781 15,046.200
116

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.182272 $10.488823 $10.228392 $10.461104 $10.137114 $10.000000	$10.799484 $11.182272 $10.488823 $10.228392 $10.461104 $10.137114	210,484.001 211,050.422 259,350.589 295,428.558 126,956.944 1,566.040
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.930999 $11.057592 $10.505758 $10.649061 $10.216487 $10.000000	$11.663820 $11.930999 $11.057592 $10.505758 $10.649061 $10.216487	400,379.216 351,484.283 310,463.531 165,198.237 11,510.579 8,474.244
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,478,018.517 13,036,082.049 14,581,221.436 15,477,858.340 12,187,086.849 4,153,049.354
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	16,945.181 16,228.005 15,165.693 13,126.121 10,589.140 911.781
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,695,134.753 1,984,257.667 2,115,462.311 2,102,701.415 1,940,470.405 663,747.387
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	487,515.008 561,535.170 705,263.163 618,552.961 338,3796.125 154,285.485
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	661,461.588 743,700.247 830,044.729 843,911.685 519,383.356 187,171.655
117

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	678,170.620 800,507.068 852,612.512 867,471.453 638,582.276 256,632.708
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	232,347.804 422,886.209 303,566.230 650,343.983 657,388.039 83,161.041
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	537,383.939 744,553.302 827,658.493 910,953.463 756,495.092 288,617.052
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,322,151.003 1,553,704.525 1,756,415.677 2,027,413.251 1,738,537.855 757,546.998
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.816586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	0.000 0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	6,556.666 6,690.277 9,434.105 9,840.782 9,000.968 0.000
118

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	223,444.415 248,712.805 285,189.211 193,074.605 72,895.435 27,207.388
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.437147 $11.760464	$11.378280 $12.437147	18,212.682 18,425.956
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989152	$9.529288	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	97,849.760 87,043.978 82,113.651 75,318.584 57,029.035 17,471.857
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	309,623.638 289,512.071 150,444.478 57,566.766
119

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	3,002.573 2,444.320 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841	285,844.260 279,707.770 220,112.383 152,554.505 7,071.562
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946	210,510.083 241,477.900 259,166.216 177,327.067 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	177,263.903 190,864.801 203,889.737 205,005.248 133,988.797 61,980.123
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	26,065.271 11,785.645 16,786.788
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	57,233.182 780.474 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	688,437.717 726,297.875 817,126.762 742,044.014 646,604.816 214,649.401
120

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	3,478.298 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	550,041.259 485,030.516 484,456.783 472,225.046 305,553.448 151,816.419
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	609,012.485 660,117.180 691,282.088 624,828.066 426,931.812 153,557.869
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	477,793.963 543,594.986 670,552.391 618,824.904 375,317.508 152,318.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969672	$8.934715	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.059116 $11.025719 $10.670716 $10.950353 $10.549000 $10.000000	$11.378281 $12.059116 $11.025719 $10.670716 $10.950353 $10.549000	0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.001324 $10.355148 $10.133373 $10.400233 $10.113422 $10.000000	$10.587427 $11.001324 $10.355148 $10.133373 $10.400233 $10.113422	0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.737982 $10.916690 $10.408165 $10.587100 $10.192617 $10.000000	$11.434824 $11.737982 $10.916690 $10.408165 $10.587100 $10.192617	7,878.795 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589
121

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131075	$9.287174	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	378,790.062 402,150.157 360,410.492 312,284.902 277,947.180 85,136.975
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	141,876.713 148,949.678 166,367.544 158,176.841 77,364.845 28,996.096
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	311,037.938 337,958.073 385,794.852 355,011.373 184,636.573 81,578.800
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	257,500.183 306,344.622 331,994.542 256,226.179 189,805.930 101,190.096
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	120,428.398 123,203.717 113,674.059 107,995.743 86,578.965 112,955.236
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	153,373.655 164,450.778 186,675.566 163,020.741 121,293.408 68,183.031
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	516,020.850 569,422.832 681,736.758 644,693.354 438,730.559 181,462.867
122

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	921,331.299 955,205.891 953,081.447 980,712.262 830,633.242 261,775.976
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	16.115 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.794
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	237,841.097 238,908.838 227,990.382 173,890.808 144,000.792 20,894.979
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830
123

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.641636 $11.929694	$11.606128 $12.641636	3,015.191 1,730.254
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	389,597.441 431,693.686 420,200.431 424,777.954 359,921.125 159,376.034
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	407,048.726 381,265.229 294,753.096 154,755.213
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	2,247.651 2,132.642 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	316,319.555 335,378.777 302,019.777 204,704.722 208.956
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	337,061.739 353,363.539 298,195.539 255,817.826 8,648.691
124

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.8953937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.8953937 $10.003181 $10.243698 $9.178335	21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	159,894.351 170,274.903 164,638.220 150,120.668 77,646.183 43,283.804
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	62,022.899 32,420.703 21,045.597
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	18,688.422 1,240.431 789.832
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	833,298.054 871,291.431 896,637.676 791,918.911 575,485.283 182,959.852
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	41,396.600 35,619.694 27,792.406 19,272.819 14,411.718 902.411
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	2,726.758 2,588.963
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	793,210.215 609,016.808 564,688.514 549,245.018 293,151.516 136,034.029
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	803,628.509 952,440.034 945,729.337 873,993.923 533,914.082 262,180.810
125

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	417,954.468 477,235.037 579,628.401 546,489.290 251,893.282 68,616.863
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	2,846.832
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.257421 $11.168026 $10.770763 $11.014442 $10.573701 $10.000000	$11.606155 $12.257421 $11.168026 $10.770763 $11.014442 $10.573701	5,251.681 5,687.364 6,176.916 6,958.713 7,440.003 1,093.083
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.182272 $10.488823 $10.228392 $10.461104 $10.137114 $10.000000	$10.799484 $11.182272 $10.488823 $10.228392 $10.461104 $10.137114	5,307.038 5,626.009 5,874.451 6,257.858 6,632.632 1,132.932
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.930999 $11.057592 $10.505758 $10.649061 $10.216487 $10.000000	$11.663820 $11.930999 $11.057592 $10.505758 $10.649061 $10.216487	7,653.788 5,509.966 5,895.552 6,777.079 7,261.637 1,048.874
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	6,059.833 1,563.439 1,409.642 97.291 85.504 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	372,977.530 431,652.622 462,335.315 431,214.773 321,799.270 82,776.931
126

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	260,311.904 299,824.084 360,843.462 336,818.586 106,443.342 28,507.539
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	311,024.304 330,042.143 365,568.926 332,175.236 175,250.569 71,227.478
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	387,057.423 419,575.612 400,252.985 343,365.880 199,029.260 51,271.286
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	185,603.462 191,373.392 207,140.394 187,472.048 74,383.514 19,115.452
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	237,908.754 252,997.880 286,824.907 246,177.585 153,383.211 52,488.177
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	450,986.960 532,905.151 543,987.752 540,104.273 416,605.109 132,560.522
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	804,451.551 846,649.862 891,431.770 889,317.117 792,280.900 380,104.083
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.816586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000
127

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	2,305.946 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(5)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(6)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.
128

APPENDIX
Excess Interest Adjustment Examples
Surrenders, withdrawals, transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
129

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
130

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
131

APPENDIX
Death Benefit
Adjusted Withdrawals. If you take a withdrawal, then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
132

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
133

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
134

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
135

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross withdrawal;
B	is the policy value immediately prior to the gross withdrawal; and
C	is the guaranteed future value immediately prior to the gross withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
136

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
137

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
138

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
139

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
140

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
141

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT and SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
142

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
143

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider – REBALANCING EXAMPLES
The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.
144

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%	64%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.
145

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:
146

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.
147

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
148

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
149

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
150

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
151

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
152

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income EdgeSM rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income EdgeSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied
153

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
Abbreviation	Definition
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
154

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Madison Conservative Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
155

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
 1) The current WB:
 2) The policy value on the rider anniversary; or
 3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
156

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
157

Guaranteed Lifetime Withdrawal BenefitAdjusted withdrawals - Income LinkSM Rider (No
Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
158

STATEMENT OF ADDITIONAL INFORMATION
MEMBERS® VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company
Separate Account VA B (EST. 1/19/1990)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
(800)525-6205
www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2019, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2019

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
cash value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income Edge rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day - A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your) - The person who may exercise all rights and privileges under the policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
1

policy year - A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, separate account established and registered as unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount - The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
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such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
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We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
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Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
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We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2018, and 2017 and 2016 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $71,830,337, $138,435,541 and $177,906,053.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2018, and for the years ended December 31, 2018 and 2017, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
Separate Account
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by MEMBERS® Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
The Company
Transamerica Life Insurance Company (“TLIC”) did not maintain effective internal controls over the processes and procedures related to the appropriate accounting for intercompany/affiliated reinsurance, which limited their ability to detect and correct presentation errors. This aggregated deficiency resulted in a material weakness, and is not expected to have any material impact on our ability to perform our obligations under the terms of your contract. We are in the process of remediating this material weakness by enhancing the level of the processes and procedures related to intercompany/affiliated reinsurance. We believe that these enhanced processes and procedures will effectively remediate the material weakness, but the material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2018.
B-Share
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	123,031.649 121,798.337 106,500.252 100,768.455 60,261.280 9,203.833
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	2,090,792.158 1,808,271.735 1,518,578.099 1,064,225.370 542,177.270 202,156.745
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	1,161,233.991 1,060,739.134 896,495.790 520,629.599 277,648.265 72,559.232
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	2,187,050.121 2,025,799.053 1,482,490.355 1,112,916.540 521,782.334 139,625.304
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	2,165,073.298 2,006,116.556 1,723,830.518 1,226,195.233 740,390.457 135,685.357
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	1,133,751.220 1,047,400.914 879,816.155 593,400.350 273,204.004 133,395.960
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.641636 $11.929694	$11.606128 $12.641636	98,611.007 87,873.997
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	34,665.519
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	677,026.470 641,317.721 539,794.471 401,335.169 232,278.299 77,712.400
14

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	501,684.492 428,738.858 528,526.442 362,950.205 427,907.606 338,890.611
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	581,427.962 49,572.753 662,399.601 580,070.992 44,442.215 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,336,529.730 1,656,994.558 923,327.245 380,024.521
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	496,599.947 501,903.029 471,396.634 381,194.216 272,884.281 89,828.768
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	99,419.271 73,214.245 1,305.419
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688997 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	2,605,784.921 2,700,590.606 2,435,686.485 1,478,259.792 806,988.533 290,422.825
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	1,305,416.266 1,002,312.697 718,253.060 607,090.827 15,830.286
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	1,091,997.751 1,046,866.508 937,893.117 770,897.846 57,752.539
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	578,441.475 616,714.071 550,229.254 476,422.298 293,348.493 132,719.253
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	820,929.422 563,274.413 1,157,645.842 1,254,649.757 552,991.301 369,356.451
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	696,563.852 644,817.070 680,988.428 652,575.993 382,786.689 164,123.157
15

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	447,830.927 177,785.772 127,082.054
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	203,622.539 29,959.007 9,920.315
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	2,712,309.573 2,981,515.220 2,995,615.346 2,824,171.560 2,279,685.734 1,062,326.524
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	617,947.520 640,957.734 514,531.244 401,098.072 198,576.391 54,289.170
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	143,134.753 43,633.001
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	2,670,591.839 2,400,470.726 2,280,541.329 1,900,490.480 1,075,352.419 340,775.936
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	442,812.111 332,363.084 253,925.443 214,622.396 131,642.141 43,197.745
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	3,640,800.881 3,831,873.574 3,949,844.957 2,982,583.051 1,783,972.987 700,100.118
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,981,456.592 2,074,708.516 2,294,608.176 1,953,463.280 1,121,248.477 317,190.390
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	17,812.118
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.257421 $11.168026 $10.770763 $11.014442 $10.573701 $10.000000	$11.606155 $12.257421 $11.168026 $10.770763 $11.014442 $10.573701	173,648.563 181,035.633 189,232.170 177,944.659 157,311.158 113,061.658
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.182272 $10.488823 $10.228392 $10.461104 $10.137114 $10.000000	$10.799484 $11.182272 $10.488823 $10.228392 $10.461104 $10.137114	117,681.456 124,210.454 136,108.737 140,711.359 170,989.761 47,627.621
16

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.930999 $11.057592 $10.505758 $10.649061 $10.216487 $10.000000	$11.663820 $11.930999 $11.057592 $10.505758 $10.649061 $10.216487	298,991.491 261,090.836 235,065.573 237,582.284 150,718.453 95,186.410
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,336,074.982 11,532,477.487 11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,200,030.500 1,319,995.521 1,367,421.896 1,250,154.759 781,162.937 269,936.394
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.95884 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	6,875,318.174 7,282,339.849 7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.207488	$9.387149	12,586.179
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	2,059,622.554 2,156,973.128 2,007,072.010 1,902,971.324 1,538,245.589 619,870.377
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	653,859.709 718,348.771 743,577.955 612,774.710 232,491.193 105,628.761
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	1,338,538.541 1,302,358.455 1,298,414.762 1,081,739.569 657,580.063 227,623.707
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	2,128,922.116 2,076,152.651 1,910,655.234 1,603,950.531 1,065,241.955 518,558.234
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	729,149.874 736,992.236 659,913.703 518,147.053 338,029.436 174,430.368
17

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	819,484.927 861,121.644 805,064.125 722,460.397 506,327.759 161,863.050
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,799,312.022 1,961,550.275 1,959,343.916 2,195,858.600 1,734,327.967 648,535.359
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	3,463,314.892 3,448,366.529 3,476,455.560 3,590,980.421 3,354,210.530 1,218,304.781
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	905,451.449 822,067.450 690,199.274 546,797.845 305,737.792 68,144.429
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	357,915.746 308,477.093 259,634.586 228,688.819 105,923.732 33,057.840
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	244,242.168 95,098.874

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.265939 $11.646400 $11.318968 $11.343284 $10.750435 $10.000000	$12.229721 $13.265939 $11.646400 $11.318968 $11.343284 $10.750435	753,816.358 623,215.371 502,881.965 455,090.353 393,225.067 267,220.904
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.276088 $12.480067 $11.590179 $11.614612 $11.197765 $10.000000	$13.401339 $14.276088 $12.480067 $11.590179 $11.614612 $11.197765	6,878,216.464 5,823,352.885 3,903,385.449 2,720,425.164 1,582,900.388 526,445.841
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.130310 $9.929369 $9.800537 $9.931396 $9.585654 $10.000000	$9.897565 $10.130310 $9.929369 $9.800537 $9.931396 $9.585654	4,537,869.985 5,293,833.062 3,642,645.299 2,576,177.547 1,903,463.496 438,960.594
18

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.075582 $14.315957 $13.285705 $12.633586 $11.830688 $10.000000	$17.743061 $18.075582 $14.315957 $13.285705 $12.633586 $11.830688	6,407,935.612 5,597,538.999 3,828,625.104 2,612,821.220 1,263,905.792 491,243.624
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.147103 $14.236379 $12.970965 $12.991220 $11.931867 $10.000000	$16.571891 $17.147103 $14.236379 $12.970965 $12.991220 $11.931867	6,098,745.961 5,512,296.014 4,212,430.232 2,946,870.889 1,776,072.404 468,209.033
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.463790 $12.618836 $11.949550 $12.064260 $11.107482 $10.000000	$13.641930 $14.463790 $12.618836 $11.949550 $12.064260 $11.107482	4,330,871.436 3,404,646.222 2,718,419.249 2,102,030.771 1,318,331.404 385,204.975
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.760104 $12.027574	$11.738485 $12.760104	409,243.639 382,057.197
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989303	$9.564532	119,976.319
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.630493 $10.989661 $9.680785 $10.248119 $10.020960 $10.000000	$11.168500 $11.630493 $10.989661 $9.680785 $10.248119 $10.020960	1,845,607.063 1,794,790.186 2,248,332.913 2,295,513.349 1,038,247.528 1,626,123.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	2,587,637.829 2,295,461.235 2,692,422.072 1,793,886.425 1,841,111.029 1,563,825.254
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	6,448,823.102 1,172,724.402 5,835,936.087 5,171,644.291 349,553.555 5,913.906
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.334033 $10.017007 $9.536375 $9.999644	$10.535539 $11.334033 $10.017007 $9.536375	21,725,711.650 15,504,036.487 9,891,609.117 3,684,211.319
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.801913 $13.784815 $12.186650 $12.838062 $11.619171 $10.000000	$13.773995 $15.801913 $13.784815 $12.186650 $12.838062 $11.619171	1,657,867.486 1,745,190.991 1,481,345.369 1,060,213.602 794,609.291 243,887.144
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.751118 $10.482653 $9.998934	$11.915307 $12.751118 $10.482653	414,139.646 648,927.064 336,088.569
19

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.107713 $10.807498 $10.471099 $10.739932 $10.703267 $10.000000	$11.039845 $12.107713 $10.807498 $10.471099 $10.739932 $10.703267	12,883,813.677 13,108,339.031 10,602,051.876 5,288,964.909 2,600,376.005 1,191,069.381
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.395820 $9.360815 $9.447880 $9.910906 $9.998931	$9.464257 $10.395820 $9.360815 $9.447880 $9.910906	7,534,928.807 5,841,730.122 5,318,610.365 3,809,465.702 107,694.441
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.604517 $9.114405 $9.250817 $9.870978 $9.998931	$9.402826 $10.604517 $9.114405 $9.250817 $9.870978	6,168,100.586 6,131,278.305 5,139,360.072 4,249,375.593 303,325.031
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.924142 $9.968738 $10.056719 $10.277936 $9.190623 $10.000000	$9.668861 $10.924142 $9.968738 $10.056719 $10.277936 $9.190623	1,108,305.788 1,178,420.356 995,776.353 759,876.571 442,626.701 178,373.329
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.414005 $9.536370 $9.660323 $9.786246 $9.913807 $10.000000	$9.369739 $9.414005 $9.536370 $9.660323 $9.786246 $9.913807	5,376,722.182 4,121,309.777 4,599,372.916 3,733,409.851 2,695,157.653 1,918,148.551
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.301221 $10.453538 $10.383365 $10.563518 $10.157681 $10.000000	$10.660568 $11.301221 $10.453538 $10.383365 $10.563518 $10.157681	3,336,071.789 3,254,697.631 3,187,671.328 2,651,637.829 1,683,653.395 810,279.100
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.324113 $10.165861 $9.998934	$10.883793 $11.324113 $10.165861	3,280,926.460 1,245,673.950 667,828.423
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.918343 $10.235165 $9.998934	$11.303598 $11.918343 $10.235165	1,127,697.901 210,644.804 146,462.321
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.346011 $11.198904 $10.814301 $10.969470 $10.576786 $10.000000	$11.647816 $12.346011 $11.198904 $10.814301 $10.969470 $10.576786	16,770,077.309 17,392,774.195 16,767,485.965 13,322,996.553 9,840,157.007 4,121,639.585
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.629568 $10.075478 $10.220624 $10.379554 $11.116849 $10.000000	$10.227868 $12.629568 $10.075478 $10.220624 $10.379554 $11.116849	1,409,557.340 1,520,913.440 1,173,713.374 905,204.375 398,186.488 109,936.208
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.042056 $9.9988008	$9.333397 $11.042056	418,446.817 79,848.413
20

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.681193 $11.872953 $11.552058 $11.688939 $10.982007 $10.000000	$13.494713 $13.681193 $11.872953 $11.552058 $11.688939 $10.982007	15,123,174.730 14,247,830.433 12,311,660.109 8,353,356.336 3,792,971.424 1,063,072.812
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.909077 $10.945147 $11.349403 $12.136644 $12.327660 $10.000000	$13.528341 $13.909077 $10.945147 $11.349403 $12.136644 $12.327660	1,318,457.809 1,021,110.327 766,452.846 554,182.801 283,489.368 119,481.016
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.405837 $10.459865 $10.667801 $11.036579 $10.306733 $10.000000	$10.884557 $11.405837 $10.459865 $10.667801 $11.036579 $10.306733	23,551,863.760 24,698,180.294 26,984,322.609 23,270,689.215 11,455,244.918 4,201,161.307
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.988685 $10.728165 $10.976679 $11.458264 $10.730609 $10.000000	$11.273056 $11.988685 $10.728165 $10.976679 $11.458264 $10.730609	8,827,153.810 9,278,390.108 9,463,756.250 7,989,183.294 3,706,614.257 1,118,117.415
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969823	$8.967781	62,093.842
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.372234 $11.250181 $10.828395 $11.051248 $10.587834 $10.000000	$11.738456 $12.372234 $11.250181 $10.828395 $11.051248 $10.587834	2,641,806.068 2,764,914.061 2,806,842.820 2,528,117.659 2,234,549.109 907,288.653
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.287042 $10.566004 $10.283145 $10.496083 $10.150678 $10.000000	$10.922618 $11.287042 $10.566004 $10.283145 $10.496083 $10.150678	2,186,727.038 2,390,420.749 2,605,537.879 2,401,114.874 2,090,206.684 1,194,269.430
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.042783 $11.138948 $10.561984 $10.684666 $10.230159 $10.000000	$11.796811 $12.042783 $11.138948 $10.561984 $10.684666 $10.230159	2,805,869.832 2,784,065.023 2,602,811.323 2,603,418.672 2,385,736.874 1,350,429.671
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.039560 $10.751772 $10.498125 $10.827115 $10.491519 $10.000000	$11.342958 $12.039560 $10.751772 $10.498125 $10.827115 $10.491519	89,747,484.008 92,025,653.349 92,913,771.231 88,214,890.695 59,306,574.409 18,434,492.325
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.744234 $10.715366 $10.430131 $10.639777 $10.242158 $10.000000	$11.174893 $11.744234 $10.715366 $10.430131 $10.639777 $10.242158	8,204,167.248 8,267,250.367 8,108,185.282 7,412,878.936 4,694,820.955 1,618,607.230
21

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.959786 $11.081887 $10.725732 $11.261890 $10.973502 $10.000000	$11.875819 $12.959786 $11.081887 $10.725732 $11.261890 $10.973502	26,642,741.182 28,075,509.366 27,563,516.359 26,023,451.584 19,834,296.274 6,571,228.797
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.348372	$9.534100	72,006.282
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.311207 $11.131834 $10.701368 $11.124623 $10.451710 $10.000000	$11.308343 $12.311207 $11.131834 $10.701368 $11.124623 $10.451710	10,174,900.542 10,946,461.922 11,452,004.048 10,683,318.371 8,884,589.896 3,647,376.276
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.924511 $10.942677 $10.559845 $10.924926 $10.179845 $10.000000	$11.163861 $11.924511 $10.942677 $10.559845 $10.924926 $10.179845	5,224,914.807 5,685,902.758 5,871,431.061 4,889,845.914 1,579,140.211 624,928.717
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.692341 $11.197710 $10.816892 $11.350744 $10.808186 $10.000000	$11.565168 $12.692341 $11.197710 $10.816892 $11.350744 $10.808186	7,557,041.367 7,909,038.989 7,402,425.723 5,536,939.867 1,983,029.316 732,620.732
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.148714 $9.824802 $9.712694 $9.789141 $9.504820 $10.000000	$9.914819 $10.148714 $9.824802 $9.712694 $9.789141 $9.504820	9,901,127.179 9,493,347.879 8,384,913.510 6,650,984.685 4,704,987.215 2,266,145.450
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.086605 $8.925749 $8.710984 $9.085471 $8.903606 $10.000000	$8.829936 $9.086605 $8.925749 $8.710984 $9.085471 $8.903606	3,802,299.557 3,744,101.294 3,242,919.675 2,869,756.696 2,258,495.671 690,784.452
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.217207 $10.173525 $10.040445 $10.417774 $10.186747 $10.000000	$10.751641 $11.217207 $10.173525 $10.040445 $10.417774 $10.186747	3,821,388.593 4,068,063.205 4,409,415.909 4,163,327.162 3,183,886.653 1,398,106.099
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.114142 $10.200955 $10.134748 $10.985233 $10.781296 $10.000000	$11.245221 $12.114142 $10.200955 $10.134748 $10.985233 $10.781296	7,396,564.777 7,696,821.913 7,806,586.717 7,689,285.403 5,428,410.614 2,011,013.610
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.594458 $10.174287 $10.086856 $10.675473 $10.437709 $10.000000	$10.966795 $11.594458 $10.174287 $10.086856 $10.675473 $10.437709	19,361,228.760 18,423,471.855 19,518,423.400 20,140,864.592 19,316,097.476 8,269,991.501
22

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.981448 $14.928581 $13.624458 $13.511598 $12.883957 $10.000000	$16.455703 $17.981448 $14.928581 $13.624458 $13.511598 $12.883957	2,384,534.860 2,127,258.620 1,680,511.445 1,182,146.738 635,447.438 196,039.006
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.626451 $10.428256 $10.484066 $10.511998 $11.255138 $10.000000	$10.506262 $12.626451 $10.428256 $10.484066 $10.511998 $11.255138	768,761.931 662,306.861 526,576.046 322,195.982 168,484.824 55,865.806
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.210437 $9.998808	$10.496897 $11.210437	1,318,889.940 667,835.226

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	981,904.091 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.201452 $9.984156 $9.839875 $9.956305 $9.595288 $10.000000	$9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288	1,548,811.031 1,475,335.846 1,337,423.821 957,268.026 552,968.936 146,080.294
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.849623 $12.132080	$11.838689 $12.849623	143,364.540 69,980.599
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989344	$9.574171	36,469.916
23

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.712137 $11.050257 $9.719621 $10.273798 $10.031013 $10.000000	$11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013	320,302.705 362,641.644 365,057.050 264,491.006 130,725.778 46,472.543
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	60,770.568 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.379435 $10.042113 $9.545989 $9.999685	$10.593713 $11.379435 $10.042113 $9.545989	10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.785227 $10.494991 $9.999057	$11.965214 $12.785227 $10.494991	78,698.880 64,953.339 43,869.130
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.444947 $9.390991 $9.464171 $9.913106 $9.999055	$9.523349 $10.444947 $9.390991 $9.464171 $9.913106	3,861,812.717 2,866,590.117 2,448,449.410 1,453,971.420 76,379.514
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.654636 $9.143803 $9.266777 $9.9873176 $9.999055	$9.461542 $10.654636 $9.143803 $9.266777 $9.9873176	2,895,131.098 2,793,643.617 2,684,953.898 2,064,832.775 92,576.759
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995
24

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.380554 $10.511182 $10.425007 $10.589984 $10.167870 $10.000000	$10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870	1,313,794.770 1,159,911.467 1,296,566.839 1,080,862.218 623,127.531 268,509.728
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.354430 $10.177835 $9.999057	$10.929402 $11.354430 $10.177835	1,493,863.665 542,728.859 388,732.490
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.950233 $10.247219 $9.999057	$11.350954 $11.950233 $10.247219	547,226.258 203,066.232 180,001.729
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.432659 $11.260647 $10.857672 $10.996952 $10.587385 $10.000000	$11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385	7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.053172 $9.998932	$9.356901 $11.053172	83,922.555 67,036.481
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.777202 $11.938410 $11.598380 $11.718211 $10.993018 $10.000000	$13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018	7,090,272.105 6,453,570.890 5,627,498.505 4,122,918.223 2,168,929.879 605,286.567
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.485905 $10.517546 $10.710585 $11.064219 $10.317071 $10.000000	$10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071	11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.072850 $10.787335 $11.020711 $11.486977 $10.741367 $10.000000	$11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367	4,292,261.477 4,562,478.889 4,902,835.025 4,432,074.260 1,630,313.399 534,123.874
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969864	$8.976821	5,555.452
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.459063 $11.312215 $10.871827 $11.078940 $10.598459 $10.000000	$11.838700 $12.459063 $11.312215 $10.871827 $11.078940 $10.598459	1,547,465.726 1,617,664.293 1,714,611.339 1,665,222.424 1,411,034.605 559,528.3615
25

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.366271 $10.624275 $10.324391 $10.522376 $10.160853 $10.000000	$11.015907 $11.366271 $10.624275 $10.324391 $10.522376 $10.160853	197,399.985 184,355.430 175,938.805 141,205.727 72,118.454 49,973.106
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.127279 $11.200348 $10.604339 $10.711436 $10.240421 $10.000000	$11.897505 $12.127279 $11.200348 $10.604339 $10.711436 $10.240421	1,845,299.531 1,340,325.844 1,198,298.153 1,080,181.403 808,644.459 332,066.078
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$10.138617 $9.789562 $9.706968 $10.402812 $10.221398 $10.000000	$9.558114 $10.138617 $9.789562 $9.706968 $10.402812 $10.221398	49,618.342 48,382.683 41,236.934 32,355.653 11,466.650 2,592.569
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.397603 $11.193211 $10.744289 $11.152500 $10.462191 $10.000000	$11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191	5,828,468.015 6,193,648.375 6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.008215 $11.003018 $10.602192 $10.952289 $10.190054 $10.000000	$11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054	2,789,616.154 3,026,916.356 3,000,803.860 2,187,278.834 828,513.026 318,136.507
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.781448 $11.259471 $10.860289 $11.379196 $10.819034 $10.000000	$11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034	3,036,080.606 3,193,268.190 2,958,312.185 2,104,820.788 1,025,743.646 399,652.809
26

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.219953 $9.878967 $9.751636 $9.813662 $9.514350 $10.000000	$9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350	4,078,328.786 3,837,609.038 3,603,596.701 2,789,151.344 2,057,386.825 999,005.652
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.150423 $8.974997 $8.745946 $9.108264 $8.912553 $10.000000	$8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553	1,349,067.925 1,313,308.475 1,197,959.560 992,524.423 634,739.686 245,406.237
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.295935 $10.229619 $10.080716 $10.443870 $10.196963 $10.000000	$10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963	2,128,820.189 2,275,464.773 2,529,250.172 2,516,500.446 1,956,366.926 986,485.934
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.199194 $10.257227 $10.175414 $11.012768 $10.792110 $10.000000	$11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110	3,620,948.511 3,694,135.980 3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.675842 $10.230394 $10.127307 $10.702212 $10.448174 $10.000000	$11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174	10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.221729 $9.998932	$10.523344 $11.221729	200,223.280 87,853.517
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	66.136 64.970 65.214 64.277 811.084 0.000
27

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.850921 $9.713438 $9.644934 $9.832499 $9.547280 $10.000000	$9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280	12,804.503 14,690.140 16,226.527 13,550.909 11,256.709 1,815.406
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.408182 $11.736454	$11.346071 $12.408182	5,840.129 6,886.700
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989138	$9.526088	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.309743 $10.750689 $9.527080 $10.146079 $9.980853 $10.000000	$10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853	8,706.002 16,435.752 13,683.032 12,482.790 7,902.719 287.883
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	6,168.349 0.000 7,342.455 21,495.267 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.154275 $9.917245 $9.498051 $9.999480	$10.306079 $11.154275 $9.917245 $9.498051	80,612.847 94,126.878 59,336.296 4,255.608
28

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.615676 $10.433489 $9.998443	$11.717810 $12.615676 $10.433489	2,048.908 1,292.819 1,293.016
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.201699 $9.241117 $9.383040 $9.902116 $9.998439	$9.231656 $10.201699 $9.241117 $9.383040 $9.902116	18,522.841 42,620.600 44,543.920 43,359.222 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.406521 $8.997858 $9.187326 $9.862222 $9.998439	$9.171735 $10.406521 $8.997858 $9.187326 $9.862222	22,978.259 4,507.112 1,729.897 12,388.665 0.000
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.989536 $10.226195 $10.218494 $10.458333 $10.117028 $10.000000	$10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028	11,849.520 12,323.552 15,478.177 15,634.474 16,357.190 3,239.238
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.203821 $10.118180 $9.998443	$10.703400 $11.203821 $10.118180	171.793 2.390 2,915.905
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.791738 $10.187153 $9.998443	$11.116236 $11.791738 $10.187153	4,206.444 4,652.082 5,135.445
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.005517 $10.955354 $10.642594 $10.860255 $10.534462 $10.000000	$11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462	40,341.229 69,219.580 78,983.422 60,781.056 43,907.891 9,529.686
29

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.997715 $9.998315	$9.239950 $10.997715	966.422 658.294
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.303907 $11.614754 $11.368647 $11.572559 $10.938069 $10.000000	$13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069	73,133.653 74,486.167 59,166.221 49,816.031 32,783.435 6,600.572
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.091262 $10.232375 $10.498420 $10.926676 $10.265484 $10.000000	$10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484	54,630.222 125,798.857 136,166.917 115,317.084 59,980.890 25,530.491
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.658071 $10.494866 $10.802412 $11.344192 $10.687674 $10.000000	$10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674	2,369.728 2,522.115 9,680.316 6,960.974 3,479.643 1,438.175
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969658	$8.931714	65,184.792
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.031057 $11.005542 $10.656471 $10.941218 $10.545478 $10.000000	$11.346100 $12.031057 $11.005542 $10.656471 $10.941218 $10.545478	0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.975723 $10.336208 $10.119856 $10.391554 $10.110040 $10.000000	$10.557478 $10.975723 $10.336208 $10.119856 $10.391554 $10.110040	9,984.362 10,042.744 10,010.597 10,113.168 10,740.808 4,826.051
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.710661 $10.896717 $10.394281 $10.578272 $10.189211 $10.000000	$11.402478 $11.710661 $10.896717 $10.394281 $10.578272 $10.189211	13,701.961 2,569.559 2,256.390 1,924.531 4,756.319 3,204.545
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118
30

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131062	$9.282922	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.971697 $10.889772 $10.531472 $11.013876 $10.409893 $10.000000	$10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893	58,325.943 94,971.948 102,519.460 90,093.825 81,603.570 43,359.072
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.595653 $10.704716 $10.392183 $10.816153 $10.139103 $10.000000	$10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103	18,024.553 18,016.761 15,688.425 16,990.580 11,043.253 2,180.229
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.342364 $10.954225 $10.645176 $11.237755 $10.764954 $10.000000	$11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954	42,443.460 43,188.008 45,913.541 282,128.339 14,290.073 556.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.868801 $9.611129 $9.558465 $9.691647 $9.466752 $10.000000	$9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752	145,472.624 138,431.109 139,061.994 185,477.046 194,889.381 32,790.324
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.835947 $8.731587 $8.572621 $8.994968 $8.867938 $10.000000	$8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938	5,176.240 5,455.889 8,848.154 9,352.760 11,661.024 8,649.772
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.907839 $9.952261 $9.881016 $10.314031 $10.145981 $10.000000	$10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981	13,396.053 13,651.489 15,437.709 18,840.103 3,811.316 2,514.838
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.780071 $9.979113 $9.973829 $10.875866 $10.738168 $10.000000	$10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168	21,710.492 18,368.564 30,835.310 34,509.771 223,746.841 9,775.439
31

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.274671 $9.952995 $9.926665 $10.569164 $10.395937 $10.000000	$10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937	25,943.742 33,278.685 35,735.642 37,220.373 51,906.971 38,791.540
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	993.707 918.238 965.898 51,701.581 50,593.389 935.393
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.165434 $9.998315	$10.391861 $11.165434	833.176 1,308.035

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.020992 $11.476985 $11.198895 $11.267902 $10.721751 $10.000000	$11.955722 $13.020992 $11.476985 $11.198895 $11.267902 $10.721751	42,175.647 41,999.001 48,353.730 43,641.424 39,361.731 20,225.891
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.012505 $12.298547 $11.467198 $11.537406 $11.167882 $10.000000	$13.101108 $14.012505 $12.298547 $11.467198 $11.537406 $11.167882	420,917.622 477,810.536 490,120.416 832,093.984 1,021,170.053 38,508.774
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.943245 $9.784941 $9.696552 $9.865372 $9.560048 $10.000000	$9.675819 $9.943245 $9.784941 $9.696552 $9.865372 $9.560048	150,293.903 150,789.290 156,971.590 150,809.018 87,578.639 37,388.566
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.741896 $14.107757 $13.144757 $12.549625 $11.799133 $10.000000	$17.345605 $17.741896 $14.107757 $13.144757 $12.549625 $11.799133	212,878.247 293,845.318 260,265.297 241,270.576 171,896.739 62,601.025
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.830546 $14.029339 $12.833364 $12.904886 $11.900033 $10.000000	$16.200648 $16.830546 $14.029339 $12.833364 $12.904886 $11.900033	196,405.154 284,937.161 263,154.209 240,353.312 222,652.203 46,067.017
32

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.196549 $12.435171 $11.822694 $11.982257 $11.077851 $10.000000	$13.336109 $14.196549 $12.435171 $11.822694 $11.982257 $11.077851	223,355.324 231,482.657 211,684.056 236,500.341 140,196.806 40,872.660
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.524439 $11.832739	$11.475439 $12.524439	14,704.317 15,160.668
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989193	$9.538875	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.415565 $10.829680 $9.577987 $10.179942 $9.994196 $10.000000	$10.918097 $11.415565 $10.829680 $9.577987 $10.179942 $9.994196	184,939.043 255,645.220 264,475.912 311,225.087 391,614.502 36,469.827
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	164,626.332 218,333.102 350,108.185 92,694.557 37,153.034 15,665.525
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	470,830.332 421,330.685 688,671.518 826,487.850 19,897.936 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.213807 $9.950348 $9.510781 $9.999534	$10.381921 $11.213807 $9.950348 $9.510781	221,758.061 183,321.357 94,603.925 32,067.810
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.509932 $13.584159 $12.057250 $12.752670 $11.588159 $10.000000	$13.465162 $15.509932 $13.584159 $12.057250 $12.752670 $11.588159	37,957.213 46,593.901 48,844.717 39,063.966 32,466.842 13,699.963
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.660643 $10.449847 $9.998607	$11.783235 $12.660643 $10.449847	875.710 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.883958 $10.650154 $10.359899 $10.668485 $10.674703 $10.000000	$10.792292 $11.883958 $10.650154 $10.359899 $10.668485 $10.674703	250,626.486 282,789.005 272,405.514 299,318.498 245,222.461 117,911.290
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.265930 $9.280795 $9.404569 $9.905041 $9.998603	$9.308479 $10.265930 $9.280795 $9.404569 $9.905041	44,858.691 44,187.122 36,222.814 7,570.684 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.472053 $9.036519 $9.208427 $9.865137 $9.998603	$9.248070 $10.472053 $9.036519 $9.208427 $9.865137	56,548.508 59,984.058 63,106.689 55,981.463 5,068.353
33

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.722280 $9.823625 $9.949920 $10.209561 $9.166064 $10.000000	$9.452063 $10.722280 $9.823625 $9.949920 $10.209561 $9.166064	52,289.840 49,230.202 46,612.264 47,199.618 46,371.490 18,021.280
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.240015 $9.397543 $9.557744 $9.721140 $9.887333 $10.000000	$9.159650 $9.240015 $9.397543 $9.557744 $9.721140 $9.887333	489,044.395 411,203.020 576,390.589 425,951.210 145,086.206 170,118.831
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.092384 $10.301359 $10.273100 $10.493249 $10.130552 $10.000000	$10.421547 $11.092384 $10.301359 $10.273100 $10.493249 $10.130552	66,420.503 66,582.641 74,164.353 87,591.592 64,496.580 32,345.543
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.243752 $10.134035 $9.998607	$10.763154 $11.243752 $10.134035	26,195.948 18,502.543 19,098.818
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.833770 $10.203130 $9.998607	$11.178307 $11.833770 $10.203130	2,668.048 2,783.094 1,799.807
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.117851 $11.035867 $10.699456 $10.896498 $10.548539 $10.000000	$11.386645 $12.117851 $11.035867 $10.699456 $10.896498 $10.548539	447,086.233 593,217.187 641,981.539 1,070,091.882 1,220,013.241 196,578.173
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.396200 $9.928806 $10.112097 $10.310526 $11.087194 $10.000000	$9.998525 $12.396200 $9.928806 $10.112097 $10.310526 $11.087194	55,004.576 61,351.610 57,408.209 54,212.042 34,404.191 20,071.429
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.012485 $9.998480	$9.271011 $11.012485	17,300.012 6,933.789
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.428412 $11.700135 $11.429405 $11.611194 $10.952695 $10.000000	$13.192193 $13.428412 $11.700135 $11.429405 $11.611194 $10.952695	221,189.116 213,770.542 177,736.141 185,809.247 118,866.057 36,406.657
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.652028 $10.785782 $11.228873 $12.055926 $12.294781 $10.000000	$13.224994 $13.652028 $10.785782 $11.228873 $12.055926 $12.294781	46,299.673 31,423.654 22,483.735 32,417.770 20,474.406 13,319.169
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.195043 $10.307580 $10.554510 $10.963155 $10.279209 $10.000000	$10.640495 $11.195043 $10.307580 $10.554510 $10.963155 $10.279209	353,189.571 469,835.804 524,222.586 530,561.984 411,312.058 139,757.438
34

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.767188 $10.572012 $10.860145 $11.382071 $10.701973 $10.000000	$11.020354 $11.767188 $10.572012 $10.860145 $11.382071 $10.701973	180,665.925 206,011.957 213,560.981 197,022.000 94,166.615 31,940.498
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969713	$8.943716	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.143651 $11.086445 $10.713434 $10.977758 $10.559580 $10.000000	$11.475320 $12.143651 $11.086445 $10.713434 $10.977758 $10.559580	29,009.868 31,062.433 32,804.719 33,414.644 25,211.504 3,405.351
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.078460 $10.412191 $10.173956 $10.426258 $10.123574 $10.000000	$10.677733 $11.078460 $10.412191 $10.173956 $10.426258 $10.123574	35,989.774 28,662.200 19,704.923 11,998.135 26,226.672 14,116.191
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.820237 $10.976791 $10.449828 $10.613585 $10.202843 $10.000000	$11.532311 $11.820237 $10.976791 $10.449828 $10.613585 $10.202843	79,890.492 54,278.444 44,034.982 46,074.182 68,510.043 50,601.214
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.817078 $10.595249 $10.386658 $10.755101 $10.463511 $10.000000	$11.088630 $11.817078 $10.595249 $10.386658 $10.755101 $10.463511	1,070,921.718 1,309,071.110 1,444,011.973 1,567,169.738 1,699,526.002 723,202.827
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.527217 $10.559389 $10.319392 $10.569014 $10.214822 $10.000000	$10.924363 $11.527217 $10.559389 $10.319392 $10.569014 $10.214822	379,926.207 420,633.692 455,401.740 520,094.041 474,118.400 261,038.089
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.720311 $10.920571 $10.611837 $11.186986 $10.944217 $10.000000	$11.609560 $12.720311 $10.920571 $10.611837 $11.186986 $10.944217	514,978.460 583,969.704 629,343.614 613,580.643 731,263.653 349,322.897
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.142694	$9.310545	5,175.310
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.083700 $10.969780 $10.587734 $11.050631 $10.423803 $10.000000	$11.054795 $12.083700 $10.969780 $10.587734 $11.050631 $10.423803	561,761.047 614,600.130 604,407.514 625,849.894 229,119.005 73,827.792
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.704146 $10.783373 $10.447704 $10.852257 $10.152664 $10.000000	$10.913547 $11.704146 $10.783373 $10.447704 $10.852257 $10.152664	145,505.450 162,291.787 215,883.374 117,232.528 88,370.045 49,101.141
35

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.457811 $11.034708 $10.702046 $11.275259 $10.779351 $10.000000	$11.305860 $12.457811 $11.034708 $10.702046 $11.275259 $10.779351	732,649.136 732,318.063 735,452.358 408,370.070 61,935.403 8,555.799
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.961151 $9.681770 $9.609539 $9.724006 $9.479421 $10.000000	$9.692510 $9.961151 $9.681770 $9.609539 $9.724006 $9.479421	319,209.335 466,053.834 513,408.883 331,157.826 287,844.167 185,405.345
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.918660 $8.795789 $8.618460 $9.025014 $8.879813 $10.000000	$8.631949 $8.918660 $8.795789 $8.618460 $9.025014 $8.879813	45,443.157 54,477.276 74,073.075 79,023.958 32,313.589 11,600.946
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.009908 $10.025411 $9.933817 $10.348459 $10.159541 $10.000000	$10.510567 $11.009908 $10.025411 $9.933817 $10.348459 $10.159541	134,156.896 150,376.388 161,873.997 175,550.755 110,156.950 28,901.122
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.890297 $10.052457 $10.027127 $10.912171 $10.752519 $10.000000	$10.993091 $11.890297 $10.052457 $10.027127 $10.912171 $10.752519	174,334.149 171,260.353 181,920.662 280,220.235 213,515.428 60,262.514
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.380193 $10.026166 $9.979738 $10.604463 $10.409842 $10.000000	$10.720901 $11.380193 $10.026166 $9.979738 $10.604463 $10.409842	382,190.060 491,426.758 551,059.135 614,123.472 566,702.974 211,459.428
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.649251 $14.711320 $13.479844 $13.421772 $12.849602 $10.000000	$16.086791 $17.649251 $14.711320 $13.479844 $13.421772 $12.849602	85,427.508 125,161.601 89,645.625 76,636.263 70,186.223 20,094.896
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.393135 $10.276454 $10.372750 $10.442092 $11.225128 $10.000000	$10.270674 $12.393135 $10.276454 $10.372750 $10.442092 $11.225128	18,160.834 21,935.462 21,062.668 14,639.665 5,767.298 1,461.765
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.180416 $9.998480	$10.426758 $11.180416	24,329.871 4,675.945

36

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.013014 $9.838869 $9.735457 $9.890107 $9.569654 $10.000000	$9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654	65,326.467 70,946.518 89,728.456 87,723.434 32,949.609 5,569.473
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	46,026.946 57,331.008 51,111.871 63,421.328 29,999.823 9,822.023
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.612224 $11.905364	$11.573301 $12.612224	7,055.780 7,649.037
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989234	$9.548482	324.478
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.495713 $10.889413 $9.616416 $10.205471 $10.004232 $10.000000	$11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232	73,266.857 77,634.740 156,238.618 29,729.935 16,132.074 84,301.392
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	21,613.499 0.000 0.000 0.000 0.000 0.000
37

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.258741 $9.975299 $9.520377 $9.999575	$10.439269 $11.258741 $9.975299 $9.520377	115,192.694 139,238.271 64,295.601 13,296.823
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.694494 $10.462139 $9.998730	$11.832590 $12.694494 $10.462139	2,444.114 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.314462 $9.310733 $9.420789 $9.907237 $9.998726	$9.366603 $10.314462 $9.310733 $9.420789 $9.907237	53,478.178 63,937.464 49,166.076 22,238.265 3,635.599
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.521555 $9.065662 $9.224296 $9.867326 $9.998726	$9.305823 $10.521555 $9.065662 $9.224296 $9.867326	89,084.333 93,696.152 27,486.758 21,892.041 808.923
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	283,637.216 145,599.780 179,750.093 267,977.491 177,829.583 57,870.277
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.170257 $10.358183 $10.314323 $10.519547 $10.140718 $10.000000	$10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718	18,336.730 12,280.891 13,208.582 9,903.208 14,852.396 9,430.201
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.273830 $10.145964 $9.998730	$10.808244 $11.273830 $10.145964	69,764.143 71,159.022 67,475.295
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.865409 $10.215127 $9.998730	$11.225125 $11.865409 $10.215127	23,622.189 0.000 0.000
38

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.202933 $11.096738 $10.742386 $10.923812 $10.559125 $10.000000	$11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125	111,539.048 131,995.097 170,766.879 145,456.744 109,425.734 30,702.750
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.023551 $9.998603	$9.294321 $11.023551	2,458.336 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.522633 $11.764634 $11.475244 $11.640283 $10.963675 $10.000000	$13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675	103,710.927 135,254.524 136,626.769 92,080.294 120,296.791 19,062.820
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.273637 $10.364433 $10.596853 $10.990632 $10.289523 $10.000000	$10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523	116,178.636 124,786.754 214,027.261 218,299.567 149,717.012 27,869.605
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.849778 $10.630326 $10.903712 $11.410590 $10.712700 $10.000000	$11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700	71,522.634 84,387.190 89,877.823 76,613.626 100,166.539 39,877.094
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969754	$8.952729	931.348
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.228855 $11.147553 $10.756387 $11.005249 $10.570162 $10.000000	$11.573287 $12.228855 $11.147553 $10.756387 $11.005249 $10.570162	3,072.685 3,073.315 2,768.581 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.156226 $10.469616 $10.214766 $10.452398 $10.133732 $10.000000	$10.768915 $11.156226 $10.469616 $10.214766 $10.452398 $10.133732	26,322.175 15,273.547 10,057.447 5,556.165 13,631.906 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.903233 $11.037332 $10.491752 $10.640187 $10.213076 $10.000000	$11.630821 $11.903233 $11.037332 $10.491752 $10.640187 $10.213076	45,752.009 30,596.215 28,752.888 23,930.488 20,313.570 0.000
39

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.971654 $9.666834 $9.623585 $10.354805 $10.215014 $10.000000	$9.362962 $9.971654 $9.666834 $9.623585 $10.354805 $10.215014	3,739.021 3,952.341 8,399.518 11,223.868 5,964.134 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.168537 $11.030293 $10.630220 $11.078331 $10.434264 $10.000000	$11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264	118,336.243 129,951.949 166,131.972 146,988.935 116,215.786 41,882.250
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.786309 $10.842840 $10.489611 $10.879444 $10.162845 $10.000000	$11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845	100,475.037 111,333.210 93,465.257 75,831.021 43,398.269 13,289.079
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.545269 $11.095568 $10.744969 $11.303506 $10.790157 $10.000000	$11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157	75,448.972 90,644.045 121,192.585 65,287.162 64,301.331 12,497.564
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.031074 $9.735160 $9.648092 $9.748372 $9.488936 $10.000000	$9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936	321,029.399 135,869.381 179,133.609 334,930.695 78,988.610 40,575.761
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.981274 $8.844304 $8.653038 $9.047631 $8.888722 $10.000000	$8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722	26,151.021 32,758.485 34,229.119 30,022.819 29,546.822 3,909.024
40

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.087205 $10.080708 $9.973675 $10.374400 $10.169739 $10.000000	$10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739	85,812.499 145,078.068 139,727.715 187,854.028 113,636.988 21,828.140
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.973757 $10.107891 $10.067354 $10.939516 $10.763305 $10.000000	$11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305	83,198.104 101,808.968 98,205.322 120,935.491 181,838.536 109,908.889
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.460075 $10.081462 $10.019770 $10.631028 $10.420282 $10.000000	$10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282	112,819.723 153,106.246 181,160.733 203,350.620 448,470.986 260,344.268
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.191651 $9.998603	$10.452981 $11.191651	968.172 5,181.442
L-Share – No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	246,619.038 307,183.701 328,182.100 336,145.838 273,898.421 68,273.201
41

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	509,737.646 573,888.425 444,735.154 368,223.744 199,745.633 61,268.689
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.437147 $11.760464	$11.378280 $12.437147	31,260.155 34,966.989
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989152	$9.529288	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	300,681.858 391,439.183 372,498.550 307,625.670 294,977.180 195,118.293
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	971,387.182 776,849.430 438,505.663 103,968.948
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	17,691.584 30,008.073 13,790.532
42

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841	222,338.210 243,866.514 213,634.578 158,136.200 4,250.019
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946	349,037.697 369,982.865 368,540.425 392,075.205 17,663.371
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180
TA BlackRock Smart Beta 40- Service Class(\6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	172,330.291 207,710.521 306,650.679 336,477.596 149,814.109 87,419.820
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	46,230.394 34,585.059 29,792.686
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	37,467.809 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311 622,413.183
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	1,913.650 1,913.650
43

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	1,207,429.944 1,501,652.972 1,479,847.465 1,336,940.830 730,541.910 283,387.831
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547 1,171,194.793 505,160.442
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	951,575.449 1,199,157.180 1,539,685.735 1,725,348.621 1,048,124.518 464,201.951
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969672	$8.934715	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.059116 $11.025719 $10.670716 $10.950353 $10.549000 $10.000000	$11.378281 $12.059116 $11.025719 $10.670716 $10.950353 $10.549000	297,814.209 344,044.731 300,141.195 323,710.617 226,174.990 67,871.566
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.001324 $10.355148 $10.133373 $10.400233 $10.113422 $10.000000	$10.587427 $11.001324 $10.355148 $10.133373 $10.400233 $10.113422	17,918.044 19,823.600 27,826.234 34,412.649 73,783.399 31,741.589
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.737982 $10.916690 $10.408165 $10.587100 $10.192617 $10.000000	$11.434824 $11.737982 $10.916690 $10.408165 $10.587100 $10.192617	195,522.004 224,356.967 177,287.626 187,813.418 120,706.051 50,224.027
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387
44

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131075	$9.287174	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	872,542.928 1,018,110.321 1,212,579.781 1,104,503.163 1,111,493.247 447,863.188
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	233,262.905 248,863.193 268,052.240 216,520.881 197,003.768 63,851.665
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	601,798.847 732,488.486 701,685.294 939,184.275 361,640.186 126,163.176
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	733,433.473 855,823.078 877,052.902 855,911.939 695,135.185 406,244.058
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	178,918.085 212,569.619 315,828.949 300,321.392 262,887.081 94,596.042
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	212,576.531 242,898.786 253,863.733 270,923.798 220,958.529 145,292.804
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	1,102,426.020 1,228,909.166 1,349,437.774 1,471,942.755 1,624,608.196 556,119.893
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761 1,810,558.628 969,298.909
45

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	213,557.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	832.626 4,642.269

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	184,323.984 199,519.842 209,774.588 205,920.314 152,756.274 56,486.277
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	1,789,315.317 1,981,274.594 1,500,270.625 1,177,244.433 833,877.928 232,056.438
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	1,015,146.192 1,488,025.610 1,209,822.380 1,003,603.495 742,820.206 262,512.916
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	1,354,587.901 1,695,452.331 1,569,912.592 1,311,182.798 932,625.503 269,293.365
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	1,161,878.727 1,570,689.122 1,644,795.067 1,437,930.245 1,147,723.314 401,760.499
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	924,945.512 883,145.882 872,804.716 820,924.406 374,891.990 96,971.498
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.553673 $11.856932	$11.508018 $12.553673	52,727.057 63,148.255
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989207	$9.542077	16,037.972
46

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	1,082,394.071 1,491,988.973 1,438,179.377 1,784,931.787 1,401,951.811 1,842,017.360
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	299,981.923 470,005.936 607,053.126 591,510.272 743,361.179 646,518.867
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	3,470,391.047 739,511.091 4,873,405.326 3,992,056.770 593,754.936 3,482.845
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.228789 $9.958681 $9.513983 $9.999548	$10.401014 $11.228789 $9.958681 $9.513983	4,652,635.118 5,220,210.685 3,775,134.284 1,158,801.050
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	339,038.598 472,371.877 497,742.472 452,357.793 350,201.422 50,867.318
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.671932 $10.453951 $9.998648	$11.799675 $12.671932 $10.453951	27,465.275 32,914.250 1,888.246
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	3,243,290.309 3,724,268.692 3,446,210.459 2,697,990.690 1,318,519.902 481,118.236
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.282094 $9.290768 $9.409973 $9.905770 $9.998644	$9.327826 $10.282094 $9.290768 $9.409973 $9.905770	1,038,829.503 1,120,801.382 1,317,653.538 1,515,166.021 143,988.176
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.488526 $9.046223 $9.213709 $9.865865 $9.998644	$9.267277 $10.488526 $9.046223 $9.213709 $9.865865	1,787,440.983 2,067,307.139 2,201,372.027 2,070,215.602 150,215.427
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	217,914.380 250,376.715 254,399.794 269,804.906 166,490.280 63,241.310
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	2,299,985.602 1,602,868.867 2,529,140.266 2,191,978.940 1,419,900.456 1,727,691.484
47

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	607,187.137 771,219.581 970,302.033 969,398.301 894,990.652 356,124.159
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.253760 $10.138010 $9.998648	$10.778162 $11.253760 $10.138010	346,442.263 561,530.426 584,082.591
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.844308 $10.207126 $9.998648	$11.193893 $11.844308 $10.207126	100,311.747 51,414.564 34,498.768
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	4,030,910.354 5,111,465.918 5,763,233.260 6,004,912.069 5,302,758.711 2,452,159.553
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	385,534.686 463,280.422 510,654.533 475,026.981 321,593.619 86,255.852
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.016157 $9.998521	$9.278751 $11.016157	51,605.391 19,368.393
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	5,329,723.141 5,714,227.087 5,829,614.143 5,133,260.436 2,390,178.719 846,771.666
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	225,375.400 241,957.863 267,965.672 185,124.496 138,837.629 45,252.660
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	5,878,022.311 6,879,014.900 7,968,525.017 8,321,901.530 5,825,954.981 2,264,209.023
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	3,320,149.410 3,994,118.611 4,802,816.111 5,231,756.843 3,046,400.074 1,324,765.634
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969727	$8.946722	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.171983 $11.106773 $10.727727 $10.986903 $10.563097 $10.000000	$11.507882 $12.171983 $11.106773 $10.727727 $10.986903 $10.563097	57,238.368 77,462.180 73,730.024 73,273.147 15,282.843 5,375.505
48

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.104313 $10.431295 $10.187525 $10.434949 $10.126950 $10.000000	$10.708027 $11.104313 $10.431295 $10.187525 $10.434949 $10.126950	256,748.027 274,079.751 299,460.485 370,552.198 403,110.529 339,061.965
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.847855 $10.996960 $10.463792 $10.622456 $10.206250 $10.000000	$11.565080 $11.847855 $10.996960 $10.463792 $10.622456 $10.206250	302,822.444 240,269.271 224,402.557 173,170.420 72,741.994 55,054.778
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	33,176,228.327 37,900,024.011 41,373,742.345 43,849,362.943 32,717,032.490 11,386,700.818
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	1,944,007.633 2,896,278.453 4,128,802.717 3,709,480.082 3,164,750.174 1,391,501.380
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	11,720,685.722 14,330,393.839 16,077,902.033 18,189,318.936 15,685,951.390 5,548,339.779
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.142708	$9.314805	2,183.001
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	3,129,996.807 4,053,789.006 4,608,904.816 4,567,234.345 4,038,621.568 1,521,956.282
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	1,491,544.464 2,006,685.341 2,064,430.387 1,731,743.267 742,912.559 211,353.453
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	2,057,577.935 2,414,549.923 2,583,067.027 2,662,730.420 1,600,587.241 605,375.864
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	2,027,617.739 2,660,893.620 2,714,265.079 2,698,951.372 2,321,109.993 1,181,039.994
49

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	629,988.914 893,178.889 1,034,894.576 1,789,457.242 1,905,725.931 265,309.758
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	1,348,716.506 1,669,890.550 2,220,649.615 2,185,824.034 1,541,826.177 822,960.680
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	3,100,468.291 3,683,726.949 4,201,503.940 4,941,948.601 4,035,152.360 1,571,002.368
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	5,989,148.979 6,926,343.732 7,724,174.203 8,448,771.881 8,256,449.224 3,955,128.014
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	768,482.850 1,119,971.239 979,522.859 897,268.173 635,617.289 162,884.426
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2017 2016 2015 2014 2013	$12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	97,997.925 108,969.074 158,312.402 116,947.050 83,460.367 26,244.915
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.184152 $9.998521	$10.435474 $11.184152	33,328.053 4,272.400

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480
50

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	351,444.969 442,789.966 512,677.522 404,826.804 267,638.874 48,244.062
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.641636 $11.929694	$11.606128 $12.641636	9,257.148 8,851.425
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	1,006.955
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	68,359.205 116,953.712 171,246.263 149,640.900 99,577.778 454,433.033
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,553,830.900 2,531,134.973 1,538,083.138 312,767.949
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318
51

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	180.586 2,386.749 2,206.028
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	308,344.143 366,616.609 407,788.914 550,476.747 26,175.188
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	518,275.563 602,616.460 609,745.076 682,135.407 27,999.912
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	269,964.785 300,292.530 333,998.457 316,221.857 233,040.756 105,114.053
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	160,758.914 109,724.215 121,401.258
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	40,984.215 110.217 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186 968,809.271
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	916.445 0.000
52

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	1,828,724.343 2,096,588.668 2,044,531.267 1,739,313.614 922,108.414 278,846.205
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,149,886.955 1,326,079.203 1,540,714.791 1,704,301.320 932,814.082 287,278.458
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.257421 $11.168026 $10.770763 $11.014442 $10.573701 $10.000000	$11.606155 $12.257421 $11.168026 $10.770763 $11.014442 $10.573701	180,918.444 184,250.764 176,377.207 33,888.090 17,315.781 15,046.200
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.182272 $10.488823 $10.228392 $10.461104 $10.137114 $10.000000	$10.799484 $11.182272 $10.488823 $10.228392 $10.461104 $10.137114	210,484.001 211,050.422 259,350.589 295,428.558 126,956.944 1,566.040
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.930999 $11.057592 $10.505758 $10.649061 $10.216487 $10.000000	$11.663820 $11.930999 $11.057592 $10.505758 $10.649061 $10.216487	400,379.216 351,484.283 310,463.531 165,198.237 11,510.579 8,474.244
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,478,018.517 13,036,082.049 14,581,221.436 15,477,858.340 12,187,086.849 4,153,049.354
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182
53

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	16,945.181 16,228.005 15,165.693 13,126.121 10,589.140 911.781
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,695,134.753 1,984,257.667 2,115,462.311 2,102,701.415 1,940,470.405 663,747.387
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	487,515.008 561,535.170 705,263.163 618,552.961 338,3796.125 154,285.485
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	661,461.588 743,700.247 830,044.729 843,911.685 519,383.356 187,171.655
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	678,170.620 800,507.068 852,612.512 867,471.453 638,582.276 256,632.708
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	232,347.804 422,886.209 303,566.230 650,343.983 657,388.039 83,161.041
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	537,383.939 744,553.302 827,658.493 910,953.463 756,495.092 288,617.052
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,322,151.003 1,553,704.525 1,756,415.677 2,027,413.251 1,738,537.855 757,546.998
54

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.816586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	0.000 0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	6,556.666 6,690.277 9,434.105 9,840.782 9,000.968 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	223,444.415 248,712.805 285,189.211 193,074.605 72,895.435 27,207.388
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769
55

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.437147 $11.760464	$11.378280 $12.437147	18,212.682 18,425.956
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989152	$9.529288	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	97,849.760 87,043.978 82,113.651 75,318.584 57,029.035 17,471.857
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	309,623.638 289,512.071 150,444.478 57,566.766
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	3,002.573 2,444.320 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841	285,844.260 279,707.770 220,112.383 152,554.505 7,071.562
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946	210,510.083 241,477.900 259,166.216 177,327.067 0.000
56

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	177,263.903 190,864.801 203,889.737 205,005.248 133,988.797 61,980.123
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	26,065.271 11,785.645 16,786.788
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	57,233.182 780.474 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	688,437.717 726,297.875 817,126.762 742,044.014 646,604.816 214,649.401
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	3,478.298 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	550,041.259 485,030.516 484,456.783 472,225.046 305,553.448 151,816.419
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	609,012.485 660,117.180 691,282.088 624,828.066 426,931.812 153,557.869
57

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	477,793.963 543,594.986 670,552.391 618,824.904 375,317.508 152,318.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969672	$8.934715	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.059116 $11.025719 $10.670716 $10.950353 $10.549000 $10.000000	$11.378281 $12.059116 $11.025719 $10.670716 $10.950353 $10.549000	0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.001324 $10.355148 $10.133373 $10.400233 $10.113422 $10.000000	$10.587427 $11.001324 $10.355148 $10.133373 $10.400233 $10.113422	0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.737982 $10.916690 $10.408165 $10.587100 $10.192617 $10.000000	$11.434824 $11.737982 $10.916690 $10.408165 $10.587100 $10.192617	7,878.795 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.131075	$9.287174	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	378,790.062 402,150.157 360,410.492 312,284.902 277,947.180 85,136.975
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	141,876.713 148,949.678 166,367.544 158,176.841 77,364.845 28,996.096
58

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	311,037.938 337,958.073 385,794.852 355,011.373 184,636.573 81,578.800
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	257,500.183 306,344.622 331,994.542 256,226.179 189,805.930 101,190.096
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	120,428.398 123,203.717 113,674.059 107,995.743 86,578.965 112,955.236
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	153,373.655 164,450.778 186,675.566 163,020.741 121,293.408 68,183.031
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	516,020.850 569,422.832 681,736.758 644,693.354 438,730.559 181,462.867
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	921,331.299 955,205.891 953,081.447 980,712.262 830,633.242 261,775.976
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	16.115 0.000

59

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	110,305.459 101,931.635 103,344.061 108,369.734 81,020.802 58,159.861
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	387,147.748 373,098.250 354,306.620 129,465.970 84,420.926 28,670.208
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	437,695.388 446,013.474 484,927.848 388,670.432 252,162.343 68,871.088
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	610,657.646 591,118.538 512,998.655 386,765.862 183,200.735 88,512.783
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	317,476.339 316,441.741 313,787.018 277,566.627 127,507.280 44,091.114
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	142,825.237 127,424.454 116,027.974 64,828.891 45,719.731 13,141.248
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date May 1, 2017	2018 2017	$12.553673 $11.856932	$11.508018 $12.553673	23,703.590 22,961.081
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989207	$9.542077	7,613.786
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	547,336.751 610,403.320 619,698.587 568,512.176 306,858.160 57,098.603
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	579,662.966 281,296.444 391,135.740 384,028.451 268,489.196 304,703.505
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	617,539.954 0.000 378,141.994 207,941.319 0.000 0.000
60

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2018 2017 2016 2015	$11.228789 $9.958681 $9.513983 $9.999548	$10.401014 $11.228789 $9.958681 $9.513983	1,287,049.056 996,781.715 532,434.301 137,851.607
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	122,938.628 121,603.426 130,464.286 106,385.902 70,215.684 29,345.321
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.671932 $10.453951 $9.998648	$11.799675 $12.671932 $10.453951	5,385.657 7,930.464 1,914.929
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	557,601.992 600,236.174 507,861.362 303,497.161 231,604.940 152,276.630
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.282094 $9.290768 $9.409973 $9.905770 $9.998644	$9.327826 $10.282094 $9.290768 $9.409973 $9.905770	369,766.505 345,814.311 337,384.185 296,348.690 5,400.088
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.488526 $9.046223 $9.213709 $9.865865 $9.998644	$9.267277 $10.488526 $9.046223 $9.213709 $9.865865	661,342.396 569,886.010 627,172.102 554,464.514 19,932.913
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	99,836.355 122,283.050 126,031.307 106,212.446 65,088.757 25,062.523
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	703,951.474 535,861.353 651,219.695 256,144.371 272,381.377 273,237.858
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	251,521.433 254,469.403 255,414.174 233,123.024 167,350.714 57,388.340
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.253760 $10.138010 $9.998648	$10.778162 $11.253760 $10.138010	173,235.194 60,289.381 56,026.628
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.844308 $10.207126 $9.998648	$11.193893 $11.844308 $10.207126	103,494.597 93,869.190 85,587.877
61

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	1,534,063.176 1,694,972.952 1,790,479.197 1,763,861.611 1,477,360.858 488,692.944
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	96,364.607 111,727.107 127,468.738 98,424.016 29,813.216 11,128.316
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.016157 $9.998521	$9.278751 $11.016157	4,592.515 416.006
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	1,604,464.616 1,603,942.439 1,692,312.448 1,443,213.560 944,584.503 318,714.850
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	123,192.705 110,703.960 114,425.072 102,490.632 51,016.607 20,575.953
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	1,581,490.810 1,824,651.236 2,004,824.695 1,961,794.390 1,535,589.132 614,124.908
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	1,075,106.869 1,180,139.818 1,370,266.825 1,582,241.487 724,160.365 234,641.630
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969727	$8.946722	0.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.171983 $11.106773 $10.727727 $10.986903 $10.563097 $10.000000	$11.507882 $12.171983 $11.106773 $10.727727 $10.986903 $10.563097	73,108.258 78,497.097 84,110.530 86,932.048 90,618.239 6,312.923
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.104313 $10.431295 $10.187525 $10.434949 $10.126950 $10.000000	$10.708027 $11.104313 $10.431295 $10.187525 $10.434949 $10.126950	13,529.453 25,201.789 29,099.715 32,145.296 35,176.949 37,697.261
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.847855 $10.996960 $10.463792 $10.622456 $10.206250 $10.000000	$11.565080 $11.847855 $10.996960 $10.463792 $10.622456 $10.206250	13,107.164 2,044.450 1,997.787 2,227.016 2,288.673 739.821
62

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	8,083,486.349 8,336,482.292 8,613,943.715 8,441,505.556 5,869,627.642 1,726,331.463
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	1,478,552.329 1,006,443.178 1,054,917.409 883,815.205 645,122.969 239,796.021
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	3,385,105.772 4,255,065.079 4,213,117.486 4,554,813.515 3,576,273.140 969,869.167
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date February 1, 2018	2018	$10.142708	$9.314805	3,388.929
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	759,886.408 985,336.179 1,058,019.590 1,162,994.110 1,054,847.027 239,689.913
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	784,327.376 797,443.615 803,900.601 458,896.914 294,708.243 66,277.177
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	758,974.021 961,736.522 948,934.484 905,646.690 541,351.900 190,934.766
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	902,718.866 876,803.271 890,505.093 796,238.145 590,926.863 249,729.449
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	364,913.591 380,987.023 340,042.293 263,752.077 207,600.222 107,795.568
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	446,319.654 475,684.993 581,822.944 674,396.775 611,270.545 321,170.509
63

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	1,109,710.437 1,192,102.667 1,307,685.355 1,312,723.257 1,065,609.309 357,402.492
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	2,327,977.851 2,990,744.198 3,112,988.394 3,239,400.920 3,119,129.748 1,389,809.315
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	446,090.872 462,544.776 416,228.878 392,039.879 179,964.924 39,600.053
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	61,924.867 59,999.305 54,355.635 48,287.686 16,873.801 4,438.711
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.184152 $9.998521	$10.435474 $11.184152	30,672.108 9,984.182

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.794
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	237,841.097 238,908.838 227,990.382 173,890.808 144,000.792 20,894.979
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280
64

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780
State Street Total Return V.I.S. Fund - Class 3 Subaccount inception date June 1, 2017	2018 2017	$12.641636 $11.929694	$11.606128 $12.641636	3,015.191 1,730.254
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2018	$9.989248	$9.551691	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	389,597.441 431,693.686 420,200.431 424,777.954 359,921.125 159,376.034
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	407,048.726 381,265.229 294,753.096 154,755.213
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	2,247.651 2,132.642 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970	316,319.555 335,378.777 302,019.777 204,704.722 208.956
65

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2018 2017 2016 2015 2014	$10.538100 $9.075395 $9.229595 $9.868054 $9.998767	$9.325147 $10.538100 $9.075395 $9.229595 $9.868054	337,061.739 353,363.539 298,195.539 255,817.826 8,648.691
TA BlackRock Global Real Estate Securities - Service Class(4) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.8953937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.8953937 $10.003181 $10.243698 $9.178335	21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881
TA BlackRock Government Money Market - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010
TA BlackRock Smart Beta 40- Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	159,894.351 170,274.903 164,638.220 150,120.668 77,646.183 43,283.804
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	62,022.899 32,420.703 21,045.597
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	18,688.422 1,240.431 789.832
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	833,298.054 871,291.431 896,637.676 791,918.911 575,485.283 182,959.852
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	41,396.600 35,619.694 27,792.406 19,272.819 14,411.718 902.411
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	2,726.758 2,588.963
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	793,210.215 609,016.808 564,688.514 549,245.018 293,151.516 136,034.029
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771
66

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	803,628.509 952,440.034 945,729.337 873,993.923 533,914.082 262,180.810
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	417,954.468 477,235.037 579,628.401 546,489.290 251,893.282 68,616.863
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2018	$9.969768	$8.955738	2,846.832
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.257421 $11.168026 $10.770763 $11.014442 $10.573701 $10.000000	$11.606155 $12.257421 $11.168026 $10.770763 $11.014442 $10.573701	5,251.681 5,687.364 6,176.916 6,958.713 7,440.003 1,093.083
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.182272 $10.488823 $10.228392 $10.461104 $10.137114 $10.000000	$10.799484 $11.182272 $10.488823 $10.228392 $10.461104 $10.137114	5,307.038 5,626.009 5,874.451 6,257.858 6,632.632 1,132.932
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.930999 $11.057592 $10.505758 $10.649061 $10.216487 $10.000000	$11.663820 $11.930999 $11.057592 $10.505758 $10.649061 $10.216487	7,653.788 5,509.966 5,895.552 6,777.079 7,261.637 1,048.874
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	6,059.833 1,563.439 1,409.642 97.291 85.504 0.000
67

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	372,977.530 431,652.622 462,335.315 431,214.773 321,799.270 82,776.931
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	260,311.904 299,824.084 360,843.462 336,818.586 106,443.342 28,507.539
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	311,024.304 330,042.143 365,568.926 332,175.236 175,250.569 71,227.478
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	387,057.423 419,575.612 400,252.985 343,365.880 199,029.260 51,271.286
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	185,603.462 191,373.392 207,140.394 187,472.048 74,383.514 19,115.452
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	237,908.754 252,997.880 286,824.907 246,177.585 153,383.211 52,488.177
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	450,986.960 532,905.151 543,987.752 540,104.273 416,605.109 132,560.522
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	804,451.551 846,649.862 891,431.770 889,317.117 792,280.900 380,104.083
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.816586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614
68

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	2,305.946 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(5)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(6)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.
69

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
After July 1, 2018	1.35%	1.45%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
After February 1, 2018	7.20%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%
70

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
After March 1, 2019	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
After March 1, 2019	6.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
71

Prior Withdrawal and Growth Percentages — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%
72

APPENDIX
Prior Allocation and Withdrawal Percentages
The table below identifies the prior percentages for the Transamerica Income EdgeSM rider.
Required Allocation Percentages
		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
Prior to February 1, 2018	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	20%	80%	25%	100%
	Flexible Investment Options	0%	60%	0%	75%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
February 1, 2018 to June 30, 2018	Stable Account	25%	25%	N/A	N/A
	Select Investment Options	0%	75%	0%	100%
	Flexible Investment Options	0%	75%	0%	100%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
After July 1, 2018	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	0%	80%	0%	100%
	Flexible Investment Options	0%	80%	0%	100%
Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4+ Withdrawal Percentage - Single Life Option	Rider Years 4+ Withdrawal Percentage - Joint Life Option
Prior to February 1, 2018	0-58	0.00%	0.00%	0.00%	0.00%
	59-64	4.00%	3.50%	5.00%	4.50%
	65-79	5.00%	4.50%	6.00%	5.50%
	≥80	6.00%	5.50%	7.00%	6.50%
73

Prior Allocation and Withdrawal Percentages — (Continued)
single life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 4-6 Withdrawal Percentage - Single Life Option	Rider Years 7+ Withdrawal Percentage - Single Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-79	5.00%	6.00%	7.00%
	≥80	6.00%	7.00%	8.00%
After March 1, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.25%	6.25%	7.25%
	70-74	5.50%	6.50%	7.50%
	75-79	5.75%	6.75%	7.75%
	≥80	6.00%	7.00%	8.00%
joint life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.25%
	65-79	4.50%	5.50%	6.25%
	≥80	5.50%	6.50%	7.25%
After March 1, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.75%	5.75%	6.75%
	70-74	5.00%	6.00%	7.00%
	75-79	5.25%	6.25%	7.25%
	≥80	5.50%	6.50%	7.50%
74

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Income EliteSM Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.35%	1.45%

GROWTH PERCENTAGE

7.20%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-69	5.25%	4.75%
70-74	5.40%	4.90%
75-79	5.50%	5.00%
≥ 80	5.75%	5.25%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica Income EliteSM II	333-186032
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica AxiomSM Variable Annuity	333-187913	Transamerica PrincipiumSM II Variable Annuity	333-187912
Income EliteSM Variable Annuity	333-187914	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.50%	1.60%
Base Benefit Designated Allocation Group B	1.50%	1.60%
Base Benefit Designated Allocation Group C	1.50%	1.60%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

6.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-69	5.10%	4.60%
70-74	5.20%	4.70%
75-79	5.50%	5.00%
≥ 80	6.00%	5.50%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica PrincipiumSM II Variable Annuity	333-187912	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

2

PARTNERS VARIABLE ANNUITY SERIESSM
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Partners Variable Annuity SeriesSM variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a premium enhancement to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2019
Statement of Additional Information Date: May 1, 2019

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Manager Alternative Strategies - Service Class	Transamerica Multi-Manager Alternative Strategies VP - Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
Voya Global Perspectives® Portfolio - Class S	Voya Global Perspectives® Portfolio - Class S
Voya Large Cap Value Portfolio - Class S	Voya Large Cap Value Portfolio - Class S
Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Moderate Portfolios - Class S	Voya Strategic Allocation Moderate Portfolios - Class S

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Adjusted withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders	136
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® rider	140
v

GLOSSARY OF TERMS
accumulation unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date. For more information on unit values, including how they are calculated after the annuity commencement date, please see the Statement of Additional Information.
adjusted policy value - The policy value increased or decreased by any excess interest adjustment.
Administrative Office - Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization) - When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account - One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options - The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day - A day when the New York Stock Exchange is open for business.
owner (you, your) - The person who may exercise all rights and privileges under the policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value - On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
separate account - Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
1

separate account value - The portion of the policy value that is invested in the separate account.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount - The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice - Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share (5)	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
(5)	NO LONGER AVAILABLE FOR PURCHASE BY NEW POLICYOWNERS. The L-share has a shorter surrender charge schedule than the B-share and offers greater liquidity. You pay higher separate account charges for the life of your L-share policy in exchange for the greater liquidity. The B-share my be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw policy value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost policy. The L-share class may be more appropriate for someone who may want to surrender the policy or withdraw policy value in excess of the free withdrawal amount 5 years after making a contribution and is willing to pay a higher separate account charge. Purchasing an optional guaranteed living benefit or guaranteed withdrawal benefit under an L-share policy and paying a higher separate account charge for the life of the policy, in order to have greater liquidity, may not be compatible. This is because you must typically own your policy over the long-term in order to take full advantage of these types of guaranteed benefits. (For example, the longer you own the policy, the greater your withdrawal percentage might be, or there may be a certain number of years before you can use the benefit.) You should determine the appropriate balance among (a) greater liquidity; (b) the impact of the mortality and expense risk charge on your policy value; and (c) the period of time that you must own the policy to take full advantage of any optional benefit you elect
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income EdgeSM(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death DistributionSM (1) Additional Death Distribution+SM(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
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√ Complete our application or order form
√ Pay the applicable minimum initial deposit
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FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, transfer cash value between investment options, or request special services. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Share Classes	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)(1)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee(2)	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee(3)	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Share Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge(4)	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
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Share Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death DistributionSM (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the Guaranteed Lifetime Withdrawal Benefit optional riders listed below)(6)
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
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	Maximum	Current
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2014)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2018 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.53%
Highest Gross	2.64%
Expense Examples(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2018, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,461	$1,509	$ 786	$1,496	$1,585
3 Years	$2,858	$2,990	$2,354	$2,956	$2,953
5 Years	$4,174	$3,883	$3,916	$3,873	$4,319
10 Years	$7,512	$7,623	$7,801	$7,737	$7,731
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 741	$ 789	$ 786	$ 776	$ 775
3 Years	$2,228	$2,360	$2,354	$2,326	$2,323
5 Years	$3,724	$3,883	$3,916	$3,873	$3,869
10 Years	$7,512	$7,623	$7,801	$7,737	$7,731
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Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees:
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The annual service charge is assessed on each policy anniversary and at the time of surrender. The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on the greater of policy value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B; State Street Total Return V.I.S. Fund - Class 3	0.20%
TA International Equity Index - Service Class; TA U.S. Equity Index - Service Class	0.15%
Voya Global Perspectives - Class S; Voya Large Cap Value - Class S; Voya Strategic Allocation Conservative - Class S; Voya Strategic Allocation Moderate - Class S	0.14%
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We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY
This prospectus describes information you should know before you purchase the Partners Variable Annuity SeriesSM.
An annuity is a contract between you (the owner) and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
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We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval, exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-market days or after our close of business on market days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
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You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each market day and ends at the close of regular trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern Time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
We will take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
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INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedge ability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in underlying fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in underlying fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
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We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new subaccounts or close existing subaccounts. We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of other underlying fund portfolios or of other registered open-end management investment companies. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the
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1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee but reserve the right to do so in the future. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
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Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
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Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying fund portfolios or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting
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of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other investment options are available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
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For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
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Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
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We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
VOYA INVESTORS TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2018 we received approximately $233.7 million for Transamerica Life Insurance Company and $16.6 million for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our
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affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2018, TCI and its affiliates received payments that totaled approximately $2,600,000.00. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon Asset Management • Aegon USA Investment Management • Alger •  Allianz Global Investors •  American Century Investment Management, Inc. • Alliance Bernstein• American Funds • Advent Capital Management, LLC • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • BNY Mellon/Dreyfus •  CBRE Clarion Securities •  Charles Schwab & Co., Inc. • Columbia Threadneedle Investments • Dimensional Fund Advisors •  Deutsche Asset Management •  Federated Securities Corp. • Fidelity Investments • Franklin Templeton Services, LLC • Goldman Sachs Asset Management • Hartford Funds • Invesco •  Ivy Investments•  Janus Henderson Investors•  Jennison Associates LLC•  John Hancock Investments• JP Morgan Asset Management• Invesco • Legg Mason Global Asset Management•  Lord Abbett & Co.•  LSV Asset Management •  Manning & Napier Advisors•  MFS Investment Management•  Mesirow Financial •  Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management • Neuberger Berman • New York Life/Mainstay Investments • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PGIM Investments• Principal Global Investors • PineBridge Investments LLC •  Pinnacle Financial• Amundi Pioneer Investment Management, Inc. • Putnam Investments• Rockefeller & Co. • Schroder Investment Management • State Street Global Advisors• Systematic Financial Management • Thompson Siegel & Walmsley • T. Rowe Price Associates, Inc. • Torray, LLC• The Vanguard Group, Inc. • Virtus Investment Partners• Voya Investment Management • Wellington Management Company and Wells Fargo Asset Management .
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a withdrawal, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any withdrawal you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
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Withdrawals in excess of the surrender charge free amount may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.
Withdrawals from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica BlackRock Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender, withdrawal, loan, or death benefit from the TA BlackRock Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
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The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any withdrawals or surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any withdrawal or surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any withdrawal or surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and any remaining guaranteed payment will be paid to the beneficiary as provided for in the annuity income option elected.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax adviser before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax adviser before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such
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beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
Please note: If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit (i.e., the surviving owner(s) takes the place of any beneficiary designation). In the case of annuitant’s death where the annuitant is not an owner, the death benefit will become taxable to the surviving owner(s) in the year of the annuitant’s death, unless the surviving owner(s) elect(s) a method of payment within 60 days of the date of death and we receive all required documentation in good order.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: If an owner (who is not the annuitant) dies before the annuitant, the amount payable will be equal to the cash value. Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
If an owner (who is not the annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased owner's estate.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
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IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Owner Death
If an owner (who is not the annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased owner's estate.
Spousal Continuation
If the sole primary beneficiary is the deceased owner’s spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	the fixed account portion of the minimum required cash value plus the separate account portion of the policy value, on the date we receive the required information in good order at our Administrative Office; and
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•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, [Annual Step-Up or Return of Premium (age limitations may apply)] for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available designated options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
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You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we
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use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such owner's death the owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
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The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
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Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
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Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to
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IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject
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to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates
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generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal could reduce your rider values (perhaps significantly). Systematic withdrawals can be taken monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be taken by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if taken before age 59½, may be subject to a 10% federal penalty tax.
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Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for you if you are purchasing the policy for a long term investment.
Additional Death DistributionSM
The optional Additional Death DistributionSM rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death DistributionSM is only available for issue ages through age 80. The Additional Death DistributionSM is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
The Additional Death DistributionSM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death DistributionSM Benefit Amount. The Additional Death DistributionSM is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death DistributionSM is equal to:
•	the Additional Death DistributionSM factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death DistributionSM rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death DistributionSM rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death DistributionSM is added to your policy.
The Additional Death DistributionSM factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
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For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death DistributionSM will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death DistributionSM payable as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death DistributionSM, the spouse will generally receive a one-time policy value increase equal to the Additional Death DistributionSM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death DistributionSM would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death DistributionSM is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death DistributionSM may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization.
Additional Death Distribution+SM
The optional Additional Death Distribution+SM rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+SM is only available for issue ages through age 75. The Additional Death Distribution+SM is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+SM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+SM Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+SM if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
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Please see “Appendix - Additional Death Distribution+SM Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Additional Death Distribution+SM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+SM, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+SM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value, which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
Please note: This feature terminates upon annuitization.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you take a withdrawal ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to withdrawals after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of withdrawal;
•	must have a minimum cash value at the time of withdrawal of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may withdraw under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
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Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred and the number of transfers, or just the number of transfers, in which case we will calculate the amount to be transferred. Unless a specified date is requested, transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount. If you elect to transfer from the fixed account, or if you elect to transfer from the money market or other specified subaccount and only the number of transfers is provided, we will transfer 100% of the remaining value in the elected source fund for the final transfer. If the money market or other subaccount is elected as the source fund and a specified dollar amount is provided with the number of transfers, you must choose if you want to transfer all remaining value out of the source fund or if you would like any remaining value to stay within the subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively). If the value in the source fund is less than the scheduled transfer, 100% of the value remaining in the source fund will be transferred for the final transfer.
A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Dollar Cost Averaging can be set up on any day of the month. If a certain date does not exist for a specific month (e.g.29th, 30th, or 31st), the Dollar Cost Averaging will move forward to the 1st of the following month for that month only and return to the specified date once it is available. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
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NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and may be available with the guaranteed lifetime withdrawal benefits. Any amount in the Dollar Cost Averaging source account or any fixed account are ignored for the purposes of Asset Rebalancing. There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider. Some important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max® or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Guaranteed Principal SolutionSM or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Retirement Income Max® orGuaranteed Principal SolutionSM riders.
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Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
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Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income EdgeSM riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Guaranteed Principal SolutionSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Guaranteed Principal SolutionSM rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
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•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount , because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
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Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
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Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are
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terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
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Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. You should not view the Guaranteed Principal SolutionSM rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
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Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
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Termination
The Guaranteed Principal SolutionSM rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
Retirement Income Max® Rider
If you elect the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the
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date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy
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table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
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Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is
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the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
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In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
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•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM or Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a
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qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
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•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in
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the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
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Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
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Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
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The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour Nursing Service by or under the supervision of Nurses;
•	It is supervised by a staff of one or more licensed Physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility or Alzheimer's disease/Memory Care facility;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and
•	It has a licensed Physician available to supervise; and
•	It performs and maintains a clinical assessments based on uniform minimum data sets as set forth in Section 1819(b)(c)(A) of the Social Security Act, as amended.
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A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;
•	Personal care homes, personal care boarding homes, or residential care facilities;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care homes, independent living apartments, hotels or motels; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
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The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
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Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
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Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. The unemployment waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death DistributionSM rider, Additional Death Distribution+SM rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, the Unemployment Waiver and telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted.
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
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Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
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If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to the same tax reporting requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment,
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it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulators actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process and transmit confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our subsidiaries may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
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In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks. Although to our knowledge these events have thus far not been material in nature, our management believes that significant investment will be required to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, certain of our businesses are subject to laws and regulations enacted by U.S. federal and state governments, the E.U. or other non-U.S. jurisdictions and/or enacted by various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. Effective May 25, 2018, the General Data Protection Regulation (GDPR) took effect in the E.U. Compared to the previous directive, the GDPR, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data and reporting of data breaches, and provides for significantly increased penalties for non-compliance. The New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain Aegon subsidiaries, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Aegon subsidiaries operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering potential enhanced information security risk management and privacy rules and regulations. A number of Aegon’s subsidiaries are also subject to our systems, employees and business partners have access to, and routinely process, the personal information of consumers. We rely on various processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized cyber intrusion or cybersecurity attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and security obligations have been imposed by various governments with jurisdiction over Aegon or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
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For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website
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(www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Fund Portfolios
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.5% of premium payments (additional amounts may be paid as overrides to wholesalers).
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To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
As of 2018, TCI had revenue sharing agreements with more than 70 brokers and other financial intermediaries including, without limitation:
1st Global Capital• Ameriprise Financial Services, Inc. • AXA Advisors LLC •  AXA Network• BBVA Compass Investment Solutions, Inc. • Bruderman Brothers, LLC • Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor LLC • Cetera Financial Group, Inc. • CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. • Edward D. Jones & Co., L.P.• Financial DataServices, Inc. • Equity Services, Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • HD Investments • Hantz Financial Services, Inc. • Huntington Investment Company • Independent Financial Group • Invest Financial Corporation • Investacorp, Inc. • The Investment Centers • Investment Centers of America, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • J.P. Morgan Securities LLC • Kestra Investment Services • Key Investment Services, Inc. • KMS Financial Services Inc. • LPL Financial Corp. • M&T Securities • Merrill Lynch, Pierce, Fenner & Smith Inc. • MML Investors Services • Mutual of Omaha Investor Services • National Planning Corporation • Park Avenue Securities, LLC • Parkland Securities, LLC • Pershing LLC • Questar Capital • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial • Signator Investors, Inc. • SII Investments, Inc. •  • SunTrust Investment Services Inc.• TD Ameritrade • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Wells Fargo Advisors, LLC • Woodbury Financial Services
For the calendar year ended December 31, 2018 TCI paid approximately $33,000,000 to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2019, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
75

No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
76

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus.  Please Note: We reserve the right to change investment choices for any optional riders subject to investment restrictions, except as otherwise provided in this prospectus. With regard to the Guaranteed Principal SolutionSM rider, this includes changing the PAM investment option as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders with a Guaranteed Principal SolutionSM rider.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
77

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Global Real Estate Securities - Service Class(3)	Transamerica BlackRock Global Real Estate Securities VP - Service Class(3)	BlackRock Investment Management, LLC(3)
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(2)(4)	Transamerica BlackRock Government Money Market VP - Service Class(2)(4)	BlackRock Investment Management, LLC(4)
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class	Greystone Managed Investments Inc.
Investment Objective: Seeks capital growth.
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class	Jennison Associates LLC
Investment Objective: Seeks long-term growth of capital.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
78

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Multi-Manager Alternative Strategies - Service Class	Transamerica Multi-Manager Alternative Strategies VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return, consistent with preservation of capital and prudent investment management.
TA QS Investors Active Asset Allocation - Moderate - Service Class	TA QS Investors Active Asset Allocation - Moderate - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: Seeks to achieve long-term growth of capital.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
VOYA INVESTORS TRUST
Voya Global Perspectives® Portfolio - Class S	Voya Global Perspectives® Portfolio - Class S	Voya Investments, LLC
Investment Objective: Seeks total return.
Voya Large Cap Value Portfolio - Class S	Voya Large Cap Value Portfolio - Class S	Voya Investments, LLC
Investment Objective: Seeks long-term growth of capital and current income.
VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Investments, LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Moderate Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Investments, LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized).
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective November 1, 2018, Transamerica AEGON Government Money Market VP advised by Aegon USA Investment Management, LLC was renamed Transamerica BlackRock Government Money Market VP and is advised by BlackRock Investment Management, LLC.
(4)	Effective November 1, 2018, Transamerica AB Dynamic Allocation VP advised by AllianceBernstein L.P. was renamed TA BlackRock Smart Beta 40 VP and is advised by BlackRock Investment Management, LLC.
79

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
80

CLOSED INVESTMENT OPTIONS:
The following subaccounts were liquidated on December 23, 2015:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST
TA Voya Intermediate Bond - Service Class	Transamerica Voya Intermediate Bond VP - Service Class	Voya Investments, LLC
Investment Objective: Maximize total return through income and capital appreciation.
TA Voya Large Cap Growth - Service Class	Transamerica Voya Large Cap Growth VP - Service Class	Voya Investments, LLC
Investment Objective: Long-term capital growth.
81

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Before 2/28/19	Post 3/1/18
AB Balanced Wealth Strategy Portfolio - Class B	√	√				A	A
AB Growth and Income Portfolio - Class B	√	√					A
American Funds - Asset Allocation FundSM - Class 2	√	√					A
American Funds - Growth FundSM - Class 2	√	√					A
American Funds - Growth-Income FundSM - Class 2	√	√					A
American Funds - International FundSM - Class 2	√	√					A
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√					A
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	√	√					A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	√	√					A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	√	√					A
State Street Total Return V.I.S. Fund - Class 3	√	√				A	A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	C	A
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√		√	B	A
TA Barrow Hanley Dividend Focused - Service Class	√	√					A
TA BlackRock Equity Smart Beta 100 - Service Class	√	√					A
TA BlackRock Global Allocation - Service Class	√	√				A	A
TA BlackRock Global Real Estate Securities - Service Class	√	√					A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	C	A
TA BlackRock Smart Beta 50 - Service Class	√	√	√		√	B	A
TA BlackRock Smart Beta 75 - Service Class	√	√				A	A
TA BlackRock Tactical Allocation - Service Class(1)	√	√				B	A
TA Greystone International Growth - Service Class	√	√					A
TA International Equity Index - Service Class	√	√					A
TA Janus Mid-Cap Growth - Service Class	√	√					A
TA Jennison Growth - Service Class	√	√					A
TA JPMorgan Asset Allocation - Conservative - Service Class	√	√	√	√	√	C	A
TA JPMorgan Asset Allocation - Moderate - Service Class	√	√	√		√	B	A
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	√	√				A	A
TA JPMorgan Core Bond - Service Class	√	√	√	√	√	C	A
TA JPMorgan Enhanced Index - Service Class	√	√					A
82

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Before 2/28/19	Post 3/1/18
TA JPMorgan Mid Cap Value - Service Class	√	√					A
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	√	B	A
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√	B	A
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√	C	A
TA Managed Risk - Growth ETF - Service Class(1)	√	√				A	A
TA Morgan Stanley Capital Growth - Service Class	√	√					A
TA Multi-Manager Alternative Strategies - Service Class	√	√					A
TA PIMCO Total Return - Service Class	√	√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	√	B	A
TA Small Mid Cap Value - Service Class	√	√					A
TA T. Rowe Price Small Cap - Service Class	√	√					A
TA Torray Concentrated Growth - Service Class	√	√					A
TA TS&W International Equity - Service Class	√	√					A
TA U.S. Equity Index - Service Class	√	√					A
TA WMC US Growth - Service Class	√	√					A
Voya Global Perspectives® Portfolio - Class S	√	√					A
Voya Large Cap Value Portfolio - Class S	√	√					A
Voya Strategic Allocation Conservative Portfolio - Class S	√	√					A
Voya Strategic Allocation Moderate Portfolio - Class S	√	√					A
Fixed Account	√	√	√	√	√	C	A
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
83

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2018. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.840085 $11.351436 $11.109585 $11.211641 $10.700276 $10.000000	$11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276	867.634 867.744 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.123955 $13.869339 $12.738505 $12.813021 $11.960652 $10.000000	$14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652	5,611.267 5,690.067 6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.817845 $12.164015 $11.375752 $11.479805 $11.145519 $10.000000	$12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519	3,515.987 16,060.536 6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.495471 $13.953462 $13.039953 $12.486969 $11.775513 $10.000000	$17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513	2,703.956 4,991.421 3,818.213 1,730.216 1,587.796 363.553	377.405 511.962 578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596783 $13.875894 $12.731033 $12.840468 $11.876212 $10.000000	$15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212	4,151.241 6,342.683 4,736.624 4,029.143 1,202.372 220.186	381.109 516.986 584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.001045 $10.066536 $9.948674 $10.662829 $11.208331 $10.000000	$11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331	0.000 1,356.263 226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000 0.000 0.000
84

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.999539 $12.299288 $11.728514 $11.922483 $11.055665 $10.000000	$13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665	5,873.064 10,369.927 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.135679 $13.538075 $12.819798 $13.024664 $11.900768 $10.000000	$14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768	4,393.219 6,506.031 7,424.491 7,971.615 4,747.222 592.324	192.632 261.312 295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.003053 $13.543837 $12.344767 $12.802693 $12.318322 $10.000000	$13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322	1,243.470 2,803.855 3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.487533 $12.410653 $11.586377 $12.210010 $11.694967 $10.000000	$11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967	0.000 927.525 924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.350480 $10.952466 $10.553741 $10.935350 $10.638836 $10.000000	$11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	843.307 2,664.402 3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	0.000 0.000 7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.124577 $9.900717 $9.491668 $9.999452	$10.268296 $11.124577 $9.900717 $9.491668	28,520.235 11,930.135 11,705.767 3,644.894	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.294716 $13.435746 $11.961213 $12.689079 $11.564972 $10.000000	$13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972	1,358.952 1,483.883 1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.593255 $10.425324 $9.998361	$11.685225 $12.593255 $10.425324	0.000 1,055.169 0.000	0.000 0.000 0.000
85

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.719020 $10.533775 $10.277358 $10.615269 $10.653324 $10.000000	$10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324	9,897.337 1,952.247 1,513.068 1,037.640 853.851 154.086	365.221 495.434 560.012 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.573491 $9.716300 $9.870653 $10.158628 $9.147694 $10.000000	$9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.111758 $9.294840 $9.481595 $9.672635 $9.867524 $10.000000	$9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524	423.827 508.421 534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.183885 $10.110246 $9.998361	$10.673613 $11.183885 $10.110246	1,815.948 1,842.428 0.000	223.483 229.333 540.487
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.770769 $10.179177 $9.998361	$11.085326 $11.770769 $10.179177	970.107 970.229 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$11.949711 $10.915298 $10.614233 $10.842138 $10.544197	$11.194843 $11.949711 $10.915298 $10.614233 $10.842138	6,940.640 14,364.159 22,060.698 22,426.368 13,741.737	0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.224169 $9.820312 $10.031546 $10.259096 $11.065013 $10.000000	$9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013	1,650.493 2,801.671 1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.990334 $9.998233	$9.224462 $10.990334	0.000 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.462572 $10.667907 $11.139420 $11.995798 $12.270186 $10.000000	$13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186	911.530 1,896.459 870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.815817 $14.110265 $14.673567 $13.472935 $12.519543 $10.000000	$18.231175 $18.815817 $14.110265 $14.673567 $13.472935 $12.519543	932.793 1,671.356 1,035.509 1,005.024 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.288558 $10.230430 $10.005840 $9.990853	$10.590178 $11.288558 $10.230430 $10.005840	5,936.380 3,727.012 3,882.503 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.903682 $11.016039 $10.576565 $10.528068	$11.720903 $12.903682 $11.016039 $10.576565	3,550.179 5,181.593 1,578.649 1,986.965	200.233 201.289 497.726 0.000
86

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.016376 $10.556675 $10.231557 $10.199679	$11.147101 $12.016376 $10.556675 $10.231557	69,391.671 47,909.403 41,113.673 42,229.651	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.833110 $9.699460 $9.634300	$9.628532 $9.833110 $9.699460	4,612.199 4,927.948 5,130.765	1,034.852 1,047.722 1,138.779
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.480659 $13.915519 $12.775071 $13.079512 $11.708139 $10.000000	$15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139	0.000 0.000 822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.457693 $13.931721 $12.436753 $13.072133 $11.597940 $10.000000	$13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940	3,776.648 3,762.436 5,455.894 4,648.338 3,386.022 0.000	190.315 258.168 291.820 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.039653 $10.194933 $10.470428 $11.026198	$10.461207 $11.039653 $10.194933 $10.470428	4,521.953 19,972.175 21,584.546 11,306.601	1,448.535 1,482.317 1,778.196 1,239.049
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.653073 $10.479462 $10.303895 $10.701436 $10.442550 $10.000000	$10.901814 $11.653073 $10.479462 $10.303895 $10.701436 $10.442550	70,702.793 56,440.183 60,117.537 55,187.371 15,615.370 7,279.588	2,961.668 2,118.936 260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.367219 $10.443991 $10.237170 $10.516279 $10.194356 $10.000000	$10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356	17,504.826 22,098.596 23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.543781 $10.801234 $10.527299 $11.131179 $10.922306 $10.000000	$11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306	7,326.369 16,513.897 15,471.686 13,691.621 8,488.078 3,027.932	0.000 21,458.457 21,831.589 22,230.640 22,601.082 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.653699 $14.706446 $15.387895 $14.085816 $13.584149 $10.000000	$21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149	4,217.840 5,983.458 6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.822886 $9.575956 $9.532978 $9.727651	$9.529206 $9.822886 $9.575956 $9.532978	8,305.985 16,306.599 17,082.227 2,848.335	521.506 662.540 886.871 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.222243 $9.916596 $9.900223 $10.626553	$10.540281 $11.222243 $9.916596 $9.900223	2,555.197 27,658.957 35,228.770 34,628.474	0.000 0.000 0.000 0.000
87

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.886441 $14.060907 $11.873751 $12.454065 $12.108297 $10.000000	$13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297	3,594.973 8,387.507 5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.404338 $14.550591 $13.372482 $13.354847 $12.823910 $10.000000	$15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910	3,548.243 8,611.188 9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.645255 $12.828480 $12.290874 $12.773695 $11.874312 $10.000000	$14.741073 $15.645255 $12.828480 $12.290874 $12.773695 $11.874312	0.000 0.000 1,452.419 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.221146 $10.164157 $10.290106 $10.389993 $11.202665 $10.000000	$10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.157940 $9.998233	$10.374435 $11.157940	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.175435 $13.596977 $13.527175 $12.944696 $11.915368 $10.000000	$16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368	715.093 715.183 0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.716410 $9.543355 $9.150042 $10.025822	$9.704836 $10.716410 $9.543355 $9.150042	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.370537 $10.258396 $9.226752 $10.094652	$10.237635 $11.370537 $10.258396 $9.226752	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.636208 $9.861563 $9.551545 $10.024724	$9.967053 $10.636208 $9.861563 $9.551545	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.005874 $9.837219 $9.452287 $10.052041	$10.091410 $11.005874 $9.837219 $9.452287	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732	28,657.453 6,380.607 0.000 0.000 2,670.490 0.000
88

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.775458 $14.308066 $13.030577 $12.995901 $12.028720 $10.000000	$15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720	149,009.605 164,611.425 138,862.092 123,470.356 92,791.945 35,314.073	36,996.025 32,453.369 31,632.581 27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	981,904.091 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893	64,067.036 35,117.407 11,607.906 7,769.297 4.304 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439	41,881.437 37,703.650 20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149	29,846.367 21,060.948 11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.526456 $10.385062 $10.176872 $10.815068 $11.272124 $10.000000	$11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124	430,086.104 282,731.238 208,072.831 163,772.248 114,327.791 16,463.971	39,896.198 26,881.339 15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916	102,017.276 54,568.256 31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.787722 $13.966380 $13.113758 $13.210576 $11.968514 $10.000000	$15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514	628,942.932 529,654.783 492,381.196 426,751.229 311,539.859 100,871.307	73,167.056 67,017.902 56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.649803 $13.972369 $12.627883 $12.985456 $12.388426 $10.000000	$14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426	349,384.947 275,430.553 177,601.004 163,561.017 105,849.851 32,322.823	31,662.363 27,955.072 24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.073041 $12.803346 $11.852103 $12.384321 $11.761540 $10.000000	$12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540	173,883.158 137,962.027 124,980.079 112,986.456 71,885.942 35,644.269	10,844.551 7,722.919 5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.849623 $11.299003 $10.795776 $11.091476 $10.699427 $10.000000	$11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427	143,364.540 69,980.599 50,166.062 28,308.074 9,930.760 6,653.874	8,909.178 8,018.112 2,431.667 2,379.108 778.524 0.000
89

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110	119,025.882 131,213.501 192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	60,770.568 0.000 0.000 0.000 0.000 0.000	3,833.130 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.379435 $10.042113 $9.545989 $9.999685	$10.593713 $11.379435 $10.042113 $9.545989	10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571	908,918.444 739,979.650 473,940.331 96,829.920
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513	37,113.265 32,486.106 31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.785227 $10.494991 $9.999057	$11.965214 $12.785227 $10.494991	78,698.880 64,953.339 43,869.130	1,403.735 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068	382,499.432 344,653.731 249,427.097 61,131.146 19,450.547 13,264.757
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930	27,620.095 29,886.976 23,432.152 22,376.797 21,172.153 2,560.342
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	214,373.622 93,020.599 515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.354430 $10.177835 $9.999057	$10.929402 $11.354430 $10.177835	1,493,863.665 542,728.859 388,732.490	83,880.203 22,016.079 3,180.765
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.950233 $10.247219 $9.999057	$11.350954 $11.950233 $10.247219	547,226.258 203,066.232 180,001.729	50,061.605 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.432659 $11.260647 $10.857672 $10.996952 $10.633686	$11.747274 $12.432659 $11.260647 $10.857672 $10.996952	7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703	954,468.899 984,218.848 850,758.710 640,436.437 431,236.557
90

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612	42,726.160 34,642.124 27,841.382 11,797.477 10,139.958 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.053172 $9.998932	$9.356901 $11.053172	83,922.555 67,036.481	867.438 336.353
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664	12,952.125 12,057.605 8,956.409 9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.576085 $14.556655 $15.010012 $13.665247 $12.590808 $10.000000	$19.130699 $19.576085 $14.556655 $15.010012 $13.665247 $12.590808	223,827.119 181,271.737 160,609.751 140,885.905 81,827.659 51,653.070	19,423.430 13,864.642 12,488.118 7,744.916 3,126.294 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.744831 $10.554151 $10.235360 $10.217888	$11.112818 $11.744831 $10.554151 $10.235360	3,420,681.390 3,509,521.322 3,349,856.936 2,984,921.195	243,501.115 245,002.589 248,346.991 177,112.121
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.425178 $11.364591 $10.819148 $10.767281	$12.299314 $13.425178 $11.364591 $10.819148	11,595,711.062 10,944,980.751 9,047,990.197 7,018,551.500	676,758.853 655,497.757 572,781.176 477,975.276
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.502039 $10.890701 $10.466234 $10.431441	$11.697206 $12.502039 $10.890701 $10.466234	25,011,917.348 21,275,906.716 20,600,851.837 19,562,323.435	1,372.648.352 1,287,145.736 1,314,864.912 1,229,185.209
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.230589 $10.006379 $9.935699	$10.103708 $10.230589 $10.006379	1,791,305.006 1,731,131.639 1,712,205.303	246,180.294 212,450.655 186,538.031
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.146612 $14.355718 $13.067996 $13.266196 $11.774789 $10.000000	$15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789	158,243.703 133,747.154 105,740.003 70,126.307 40,675.593 20,179.528	8,524.337 5,752.607 4,432.723 2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.082330 $14.372441 $12.721939 $13.258726 $11.663974 $10.000000	$13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974	255,590.631 193,800.939 145,199.336 88,619.657 60,493.765 31,965.230	20,946.852 21,878.819 22,528.118 14,411.224 6,344.237 6,129.223
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May1, 2015	2018 2017 2016 2015	$11.485905 $10.517546 $10.710585 $11.215179	$10.977505 $11.485905 $10.517546 $10.710585	11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239	655,532.980 695,820.301 746,852.539 757,872.315
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,217,683.031 3,262,583.334 3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
91

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	434,666.576 498,804.300 491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,431,073.877 4,455,479.793 4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.488070 $15.171617 $15.740648 $14.286806 $13.661415 $10.000000	$22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415	197,068.404 124,873.614 100,597.238 52,384.127 37,151.629 17,726.290	7,902.653 8,516.485 8,250.140 5,912.973 3,776.684 1,728.342
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$10.138617 $9.789562 $9.706968 $10.402812 $10.221398 $10.000000	$9.558114 $10.138617 $9.789562 $9.706968 $10.402812 $10.221398	49,618.314 48,382.683 41,236.934 32,355.653 11,466.650 2,592.569	316.796 341.051 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.219953 $9.878967 $9.751636 $9.894404	$9.999486 $10.219953 $9.878967 $9.751636	4,078,328.786 3,837,609.038 3,603,596.701 2,789,151.344	408,032.862 385,040.793 345,262.575 219,903.010
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.675842 $10.230394 $10.127307 $10.808679	$11.060460 $11.675842 $10.230394 $10.127307	10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134	690,762.959 713,159.092 679,650.913 688,579.617
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.528450 $14.505763 $12.146057 $12.631853 $12.177203 $10.000000	$14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203	182,603.274 140,464.752 106,399.063 76,068.916 54,971.042 18,193.980	27,247.225 26,697.259 24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237	36,872.771 29,643.857 29,151.814 16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.277479 $13.234335 $12.572718 $12.956027 $11.941909 $10.000000	$15.468469 $16.277479 $13.234335 $12.572718 $12.956027 $11.941909	41,624.542 33,474.028 32,624.463 29,094.605 18,934.105 5,936.209	10,460.608 11,391.602 8,153.055 4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827	12,867.822 14,583.898 10,284.983 9,422.672 7,872.892 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.221729 $9.998932	$10.523344 $11.221729	200,223.280 87,853.517	65,287.850 997.476
92

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.869453 $14.027132 $13.837347 $13.129488 $11.983201 $10.000000	$17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201	196,087.946 131,660.198 99,262.203 37,981.151 21,928.432 2,268.861	17,332.848 9,876.924 12,491.758 5,988.011 2,404.406 704.213
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.961995 $9.679680 $9.202452 $10.026055	$10.012503 $10.961995 $9.679680 $9.202452	1,919.315 1,791.433 1,665.469 1,633.030	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.631096 $10.404934 $9.279593 $10.094885	$10.562198 $11.631096 $10.404934 $9.279593	95.439 94.029 96.682 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.879935 $10.002417 $9.606231 $10.024957	$10.282988 $10.879935 $10.002417 $9.606231	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.258092 $9.977750 $9.506409 $10.052274	$10.411335 $11.258092 $9.977750 $9.506409	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	66.136 64.970 65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.199291 $13.920262 $12.772544 $12.834412 $11.968644 $10.000000	$14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644	60,554.714 24,376.214 22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000 0.000 0.000
93

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.061780 $10.103487 $9.975250 $10.680630 $11.215808 $10.000000	$11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808	85,308.579 72,016.486 61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.211056 $13.587771 $12.854041 $13.046409 $11.908722 $10.000000	$14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722	17,739.753 18,826.183 20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.077840 $13.593573 $12.377761 $12.824063 $12.326543 $10.000000	$13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543	24,072.052 25,002.520 21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.555222 $12.456220 $11.617339 $12.230390 $11.702776 $10.000000	$11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776	14,871.276 15,322.407 15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.408182 $10.992667 $10.581922 $10.953594 $10.645948 $10.000000	$11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948	5,840.129 6,886.700 7,588.397 2,958.721 4,220.287 550.217	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	6,168.349 0.000 7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.154275 $9.917245 $9.498051 $9.999480	$10.306079 $11.154275 $9.917245 $9.498051	80,612.847 94,126.878 59,336.296 4,255.608	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000 0.000 0.000
94

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.615676 $10.433489 $9.998443	$11.717810 $12.615676 $10.433489	2,048.908 1,292.819 1,293.016	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168	627.911 627.979 628.050 628.126 628.202 628.281
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.203821 $10.118180 $9.998443	$10.703400 $11.203821 $10.118180	171.793 2.390 2,915.905	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.791738 $10.187153 $9.998443	$11.116236 $11.791738 $10.187153	4,206.444 4,652.082 5,135.445	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2018 2017 2016 2015 2014	$12.005517 $10.955354 $10.642594 $10.860255 $10.554697	$11.258433 $12.005517 $10.955354 $10.642594 $10.860255	40,341.229 69,219.580 78,983.422 60,781.056 43,907.891	8,451.443 8,660.937 8,862.451 9,076.293 9,284.186
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604	2,213.927 2,214.167 2,214.417 2,214.685 2,214.953 2,215.228
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.997715 $9.998315	$9.239950 $10.997715	966.422 658.294	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.903726 $14.162075 $14.712773 $13.495430 $12.527909 $10.000000	$18.334800 $18.903726 $14.162075 $14.712773 $13.495430 $12.527909	10,287.785 10,961.534 11,541.849 11,886.641 8,448.449 846.776	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.341307 $10.267999 $10.032590 $10.017316	$10.650387 $11.341307 $10.267999 $10.032590	16,581.212 18,686.618 18,591.073 17,918.589	0.000 0.000 0.000 0.000
95

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.963982 $11.056483 $10.604829 $10.555941	$11.787536 $12.963982 $11.056483 $10.604829	368,996.918 420,324.581 415,923.412 328,686.896	8,203.429 8,594.813 9,250.590 10,482.944
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 205	$12.072521 $10.595439 $10.258913 $10.226698	$11.210462 $12.072521 $10.595439 $10.258913	211,376.146 217,145.565 237,748.293 221,914.899	0.000 193.986 669.141 1,727.549
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.879065 $9.735073 $9.669279	$9.683256 $9.879065 $9.735073	12,029.853 15,981.116 14,549.395	2,365.064 2,365.322 2,365.589
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.557648 $13.966599 $12.809199 $13.101339 $11.715964 $10.000000	$15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964	70,782.370 70,782.370 72,049.553 2,150.606 7,601.914 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.529922 $13.982875 $12.469993 $13.093960 $11.605686 $10.000000	$13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686	23,378.338 27,094.248 17,391.410 28,333.408 15,708.208 3,547.942	525.326 525.383 525.443 525.507 525.570 525.635
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.091262 $10.232375 $10.498420 $11.048276	$10.520686 $11.091262 $10.232375 $10.498420	54,630.222 125,798.857 136,166.917 115,317.084	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118	756.968 761.287 765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970	0.000 0.000 0.000 1,621.142 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.750186 $14.760433 $15.429000 $14.109322 $13.593218 $10.000000	$21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218	38,445.320 16,083.991 11,395.656 10,874.295 9,517.292 1,952.504	500.038 500.092 500.149 500.209 500.269 500.331
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.868801 $9.611129 $9.558465 $9.747132	$9.583376 $9.868801 $9.611129 $9.558465	145,472.624 138,431.109 139,061.994 185,477.046	1,200.795 1,200.925 1,201.061 1,201.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.274671 $9.952995 $9.926665 $10.647813	$10.600172 $11.274671 $9.952995 $9.926665	25,943.742 33,278.685 35,735.642 37,220.373	0.000 0.000 0.000 0.000
96

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.960659 $14.112515 $11.905464 $12.474849 $12.116373 $10.000000	$13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373	28,423.710 3,648.079 4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469	501.090 501.145 501.201 501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.718338 $12.875567 $12.323705 $12.795018 $11.882254 $10.000000	$14.824856 $15.718338 $12.875567 $12.323705 $12.795018 $11.882254	34,023.197 34,156.998 34,287.345 2,116.624 871.220 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	993.707 918.238 965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.165434 $9.998315	$10.391861 $11.165434	833.176 1,308.035	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.255687 $13.646902 $13.563320 $12.966311 $11.923333 $10.000000	$16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333	1,650.069 1,919.858 1,940.648 44,400.705 48,163.289 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.745002 $9.559282 $9.156190 $10.025850	$9.740530 $10.745002 $9.559282 $9.156190	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.400894 $10.275527 $9.232955 $10.094679	$10.275300 $11.400894 $10.275527 $9.232955	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.664588 $9.878020 $9.557964 $10.024752	$10.003701 $10.664588 $9.878020 $9.557964	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.035255 $9.853653 $9.458642 $10.052069	$10.128543 $11.035255 $9.853653 $9.458642	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000 0.000 0.000
97

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.465566 $14.099849 $12.892265 $12.909499 $11.996639 $10.000000	$15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639	9,589.693 10,509.948 22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	46,026.946 57,331.008 51,111.871 63,421.328 29,999.823 9,822.023	2,405.748 1,297.517 289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440	284.220 285.725 287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.276682 $10.233969 $10.068886 $10.743192 $11.242065 $10.000000	$11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065	34,356.489 55,489.906 49,936.372 51,991.508 17,623.802 6,137.813	0.000 2,069.400 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877	305.077 306.691 308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.477563 $13.763096 $12.974545 $13.122735 $11.936588 $10.000000	$15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588	65,705.845 69,618.156 73,112.039 52,470.617 15,545.543 4,030.545	133.418 455.278 1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.342178 $13.768988 $12.493814 $12.899104 $12.355386 $10.000000	$13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386	17,239.636 17,056.492 16,577.710 21,509.127 7,244.043 3,171.412	0.000 161.915 325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.794522 $12.616969 $11.726267 $12.301966 $11.730167 $10.000000	$12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167	7,835.335 11,084.547 23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.612224 $11.134549 $10.681140 $11.017704 $10.670871 $10.000000	$11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871	7,055.780 7,649.037 2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
98

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540	526.065 552.428 585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	21,613.499 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.258741 $9.975299 $9.520377 $9.999575	$10.439269 $11.258741 $9.975299 $9.520377	115,192.694 139,238.271 64,295.601 13,296.823	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000	0.000 332.152 669.243 777.331 777.453 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.694494 $10.462139 $9.998730	$11.832590 $12.694494 $10.462139	2,444.114 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608	0.000 1,956.829 1,987.534 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854	471.080 672.229 979.249 1,193.880 1,216.213 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	283,637.216 145,599.780 179,50.093 267,977.491 177,829.583 57,870.277	1,518.712 25,681.235 70,911.698 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.273830 $10.145964 $9.998730	$10.808244 $11.273830 $10.145964	69,764.143 71,159.022 67,475.295	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.865409 $10.215127 $9.998730	$11.225125 $11.865409 $10.215127	23,662.189 0.000 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.202933 $11.096738 $10.742386 $10.923812 $10.591478	$11.483909 $12.202933 $11.096738 $10.742386 $10.923812	111,539.048 131,995.097 170,766.879 145,456.744 109,425.734	6,221.913 6,246.445 7,984.069 8,445.328 6,677.203
99

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.023551 $9.998603	$9.294321 $11.023551	2,458.336 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927	0.000 0.000 189.288 178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.214443 $14.344791 $14.850690 $13.574386 $12.557212 $10.000000	$18.701869 $19.214443 $14.344791 $14.850690 $13.574386 $12.557212	17,303.217 18,388.788 14,929.452 5,671.512 552.452 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.527802 $10.400509 $10.126669 $10.110379	$10.863668 $11.527802 $10.400509 $10.126669	139,350.672 156,551.470 176,370.578 169,174.858	990.945 2,023.132 1,129.945 3,139.988
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.177113 $11.199156 $10.704255 $10.653991	$12.023569 $13.177113 $11.199156 $10.704255	174,517.556 193,487.306 158,958.680 131,727.992	34,067.959 34,631.359 35,210.815 35,832.760
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.271008 $10.732155 $10.355097 $10.321689	$11.434941 $12.271008 $10.732155 $10.355097	398,765.607 400,580.073 433,109.054 457,959.874	962.144 3,510.996 3,569.883 4,088.988
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.041517 $9.860706 $9.792661	$9.877173 $10.041517 $9.860706	67,571.585 100,734.395 100,490.665	2,129.025 5,430.559 8,694.268
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.829837 $14.146793 $12.929273 $13.177987 $11.743375 $10.000000	$15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375	8,513.052 16,530.104 9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.785200 $14.163268 $12.586881 $13.170557 $11.632849 $10.000000	$13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849	30,196.946 33,745.233 43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273637 $10.364433 $10.596853 $11.125828	$10.731364 $11.273637 $10.364433 $10.596853	116,178.636 124,786.754 214,027.261 218,299.567	3,882.455 6,179.439 6,530.695 4,858.697
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525	14,832.122 15,673.726 18,240.221 14,994.955 6,004.898 967.149
100

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072	1,054.578 1,727.511 1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547	5,267.638 5,762.733 7,048.273 799.486 149,063.309 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.091176 $14.950833 $15.573594 $14.191846 $13.625003 $10.000000	$22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003	10,445.290 9,825.624 10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date	2018 2017 2016 2015 2014 2013	$9.971654 $9.666834 $9.623585 $10.354805 $10.215014 $10.000000	$9.362962 $9.971654 $9.666834 $9.623585 $10.354805 $10.215014	3,739.021 3,952.341 8,399.518 11,223.868 5,964.134 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.031074 $9.735160 $9.648092 $9.815559	$9.775281 $10.031074 $9.735160 $9.648092	321,029.399 135,869.381 179,133.609 334,930.695	25,892.114 24,433.657 12,598.937 13,904.078
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.460075 $10.081462 $10.019770 $10.722560	$10.812468 $11.460075 $10.081462 $10.019770	112,819.723 153,106.246 181,160.733 203,350.620	0.000 0.000 949.986 958.015
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.223083 $14.294641 $12.017108 $12.547857 $12.144720 $10.000000	$14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720	14,051.684 24,109.833 23,135.367 8,966.611 4,027.812 2,464.500	140.341 144.330 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.976763 $13.041728 $12.439251 $12.869880 $11.910049 $10.000000	$15.121713 $15.976763 $13.041728 $12.439251 $12.869880 $11.910049	1,332.779 992.904 257.730 378.394 193.601 198.556	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455	492.457 461.357 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.191651 $9.998603	$10.452981 $11.191651	968.172 5,181.442	0.000 0.000
101

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.539365 $13.822992 $13.690475 $13.042186 $11.951240 $10.000000	$17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240	10,616.644 11,631.165 9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.845769 $9.615312 $9.177753 $10.025946	$9.866559 $10.845769 $9.615312 $9.177753	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.507775 $10.335742 $9.254688 $10.094775	$10.408230 $11.507775 $10.335742 $9.254688	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.764596 $9.935922 $9.580462 $10.024848	$10.133123 $10.764596 $9.935922 $9.580462	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.138736 $9.911414 $9.480913 $10.052165	$10.259579 $11.138736 $9.911414 $9.480913	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748	2,673.112 3,207.557 2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	108,425.653 136,402.241 152,267.824 160,443.699 151,531.231 30,535.530	36,288.050 48,439.423 48,460.093 45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861	9,291.348 11,252.919 5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	509,737.646 573,888.425 444,935.154 368,223.744 199,745.633 61,268.689	76,825.890 85,558.362 75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623	59,684.279 34,134.732 23,405.783 19,840.651 14,488.554 8,566.638
102

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	311,504.094 348,477.787 296,832.160 280,693.682 169,039.393 32,094.277	81,162.945 107,209.361 80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215	57,498.257 15,215.500 9,318.948 10,357.981 13,453.705 1,847.106
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	477,395.585 552,957.936 537,849.388 523,199.437 304,049.444 81,347.031	113,304.784 96,115.796 93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	222,929.359 253,390.072 257,223.618 219,097.441 206,195.744 83,753.785	31,052.488 54,830.245 49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	142,699.728 175,191.426 180,780.575 178,766.989 123,245.933 49,713.463	9,208.804 18,645.113 18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	31,260.155 34,966.989 33,736.458 39,974.074 37,745.862 9,092.358	893.370 900.769 908.425 952.221 960.284 732.635
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066	6,072.329 7,954.264 16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000	439,524.742 122,915.972 478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	971,387.182 776,849.430 438,505.663 103,968.948	128,757.125 170,124.661 76,511.841 43,301.801
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997	20,880.047 26,332.144 21,766.591 23,186.239 23,603.245 6,453.372
103

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	17,691.584 30,008.073 13,790.532	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030	161,039.260 206,340.766 181,332.847 161,307.416 173,629.067 27,743.504
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898	82,267.538 90,236.181 86,212.350 89,396.367 88,911.436 16,648.378
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180	46,332.335 30,922.832 115,811.529 29,952.964 24,837.700 95,562.423
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	46,230.394 34,585.059 29,792.686	5,648.635 3,767.933 16,935.535
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	37,467.809 0.000 0.000	37,277.252 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.033520 $10.975426 $10.656801 $10.869310 $10.559938	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310	1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311	127,550.018 166,193.097 165,703.256 177,324.025 132,269.972
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989	16,936.267 22,542.693 20,589.681 21,136.268 17,333.970 6,627.013
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	1,913.650 1,913.650	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762	24,557.532 33,683.117 33,033.523 34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.947806 $14.188028 $14.732426 $13.506693 $12.532091 $10.000000	$18.386793 $18.947806 $14.188028 $14.732426 $13.506693 $12.532091	165,767.506 192,777.239 172,965.403 138,703.909 63,988.103 29,068.706	10,327.083 7,175.509 5,104.702 5,774.351 7,161.315 224.468
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.367789 $10.286836 $10.045997 $10.030577	$10.680627 $11.367789 $10.286836 $10.045997	507,892.887 579,176.948 556,190.158 539,950.936	47,490.304 51,244.660 61,821.930 63,812.675
104

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.994188 $11.076736 $10.618972 $10.569889	$11.820934 $12.994188 $11.076736 $10.618972	2,843,454.087 2,965,459.502 2,824,898.682 2,978,798.721	423,335.952 524,123.651 370,632.160 395,239.177
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.100668 $10.614849 $10.272607 $10.240223	$11.242256 $12.100668 $10.614849 $10.272607	4,035,766.293 4,642,446.332 4,212,692.245 4,537,222.835	448,294.965 466,062.021 414,106.794 414,447.113
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.902089 $9.752899 $9.686786	$9.710708 $9.902089 $9.752899	337,681.005 391,575.285 404,410.283	23,563.675 58,639.017 56,679.803
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	120,209.923 131,017.369 133,310.241 122,790.919 119,833.474 106,018.564	12,947.439 26,912.459 45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	254,446.651 310,684.672 299,110.256 273,711.033 191,132.350 64,552.937	61,994.676 90,647.308 84,952.190 66,706.739 69,780.272 10,257.532
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.117130 $10.251137 $10.512445 $11.059341	$10.550532 $11.117130 $10.251137 $10.512445	1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547	114,349.805 145,973.920 159,838.955 203,611.401
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	561,111.864 665,574.688 648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387	79,358.242 83,100.913 70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	726,263.222 823,270.713 765,687.520 796,806.671 951,079.397 450,363.944
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	77,819.306 83,780.407 43,795.921 53,733.185 32,194.273 9,347.744	15,311.028 9,200.535 7,264.446 7,749.636 6,489.707 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.891823 $9.628744 $9.571222 $9.756885	$9.610570 $9.891823 $9.628744 $9.571222	733,433.473 855,823.078 877,052.902 855,911.939	123,739.007 158,547.688 179,600.327 150,519.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.300987 $9.971254 $9.939946 $10.658477	$10.630273 $11.300987 $9.971254 $9.939946	1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761	143,025.426 183,173.540 225,645.497 230,832.097
105

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	138,285.074 152,386.254 174,257.031 133,590.169 93,338.730 36,267.066	26,649.954 40,335.301 37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	213,577.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754	43,838.392 66,936.667 63,848.804 57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.755005 $12.899171 $12.340155 $12.805686 $11.886217 $10.000000	$14.866909 $15.755005 $12.899171 $12.340155 $12.805686 $11.886217	27,684.067 42,818.209 41,464.006 49,820.000 29,753.079 17,600.467	15,642.570 16,285.180 18,471.343 18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029	21,034.069 27,689.222 23,633.717 24,793.661 27,907.096 10,715.341
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	832.626 4,642.269	6,541.819 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	76,003.035 85,194.874 97,923.113 108,445.891 71,042.619 35,679.078	28,247.828 17,770.182 19,004.724 17,288.377 18,539.715 8,665.049
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.759345 $9.567269 $9.159266 $10.025863	$9.758440 $10.759345 $9.567269 $9.159266	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.416104 $10.284108 $9.236054 $10.094693	$10.294187 $11.416104 $10.284108 $9.236054	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.678842 $9.886292 $9.561181 $10.024765	$10.022120 $10.678842 $9.886292 $9.561181	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.049995 $9.861893 $9.461824 $10.052083	$10.147187 $11.049995 $9.861893 $9.461824	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657	916.869 916.869 916.926 916.991 917.060 316.418
106

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	49,261.573 50,670.148 50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480	2,470.814 2,414.569 2,412.170 891.519 891.586 306,167
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573	3,936.519 843.864 843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089	3,749.742 3,961.019 3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	102,386.055 97,859.100 93,863.642 62,230.205 43,496.061 24,943.959	4,626.506 893.399 893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100	0.000 0.000 51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	83,774.828 89,803.595 76,826.234 73,398.074 33,327.644 10,840.127	5,349.670 4,793.119 4,554.938 8,405.314 3,996.322 874.845
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	70,046.645 68,086.405 72,320.811 79,593.785 58,450.028 35,108.203	4,183.510 4,219.069 4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	25,131.627 23,659.703 15,256.906 16,383.539 7,080.418 2,394.411	2,671.809 2,643.024 2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	9,257.148 8,851.425 4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000 0.000 0.000
107

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127	4,792.771 4,255.891 8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,553,830.900 2,531,134.973 1,538,083.138 312,767.949	74,232.764 79,506.979 41,719.140 29,954.489
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318	6,465.922 6,867.381 2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	180.586 2,386.749 2,206.028	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946	24,140.813 25,597.739 16,879.171 9,834.841 5,868.073 4,642.464
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486	5,069.525 4,974.289 13,702.573 13,181.159 3,004.891 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323	35,822.637 40,697.435 37,098.281 69,487.436 177,092.938 20,842.924
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	160,758.914 109,724.215 121,401.258	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	40,984.215 110.217 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2018 2017 2016 2015 2014	$12.231430 $11.117111 $10.756731 $10.932929 $10.596743	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929	1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186	107,137.958 126,243.853 146,573.925 140,032.535 86,264.053
108

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885	5,117.161 4,583.938 4,405.566 4,113.192 1,140.702 854.495
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	916.445 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075	2,304.017 2,479.574 2,245.743 1,273.012 1,181.460 2,596.771
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	37,167.103 39,422.144 37,002.240 18,106.338 10,443.257 6,832.618	3,196.769 842.484 4,692.741 4,493.731 3,834.095 3,834.403
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.554742 $10.419628 $10.140218 $10.123783	$10.894537 $11.554742 $10.419628 $10.140218	805,611.611 1,013,614.984 1,094,806.862 1,159,925.012	21,278.166 25,718.681 25,948.682 77,128.335
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.207882 $11.219717 $10.718558 $10.668096	$12.057698 $13.207882 $11.219717 $10.718558	3,997,645.220 4,489,919.334 4,335,761.945 4,571,391.860	202,401.343 218,576.150 226,066.033 228,939.774
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.299669 $10.751867 $10.368927 $10.335349	$11.467421 $12.299669 $10.751867 $10.368927	6,395,913.668 7,315,679.463 7,579,996.726 7,996,618.555	331,813.805 365,123.639 440,299.391 390,159.713
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.064979 $9.878813 $9.810440	$9.905232 $10.064979 $9.878813	256,544.674 323,509.562 388,303.437	19,374.499 15,378.952 15,079.019
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	11,634.411 20,067.413 20,762.439 18,990.152 14,794.869 9,473.375	5,570.039 5,869.064 2,873.329 205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	45,455.516 59,210.833 47,384.756 48,363.104 13,718.975 8,222.901	1,381.396 1,328.954 1,318.761 549.767 41.054 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.299974 $10.383466 $10.611010 $11.136967	$10.761862 $11.299974 $10.383466 $10.611010	2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972	186,436.660 203,262.711 211,333.233 197,075.933
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,478,018.517 13,036,082.049 14,581,221.436 15,477.858.340 12,187,086.849 4,153,049.354	1,325,471.373 1,473,997.422 1,679,383.988 1,620,361.477 927,625.831 87,085.678
109

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	134,106.217 143,940.095 141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	921,293.299 1,001,722.850 1,043,001.393 447,757.940 324,414.451 167,039.670
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	32,427.388 59,172.248 52,228.770 40,030.272 11,736.698 4,582.366	1,989.043 0.000 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	16,945.181 16,228.005 15,165.693 13,126.121 10,589.140 911.781	6,720.195 6,730.777 1,398.069 349.435 342.550 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.054518 $9.753044 $9.660981 $9.825389	$9.803056 $10.054518 $9.753044 $9.660981	678,170.620 800,507.068 852,612.512 867,471.453	69,792.988 69,517.575 68,890.316 68,790.581
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.486840 $10.099967 $10.033147 $10.733291	$10.843172 $11.486840 $10.099967 $10.033147	2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872	100,807.738 107,816.586 120,679.287 163,912.016
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	28,776.120 49,553.376 45,179.348 50,676.286 22,176.975 13,338.672	566.061 576.297 603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291	7,272.029 7,531.318 7,516.759 6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	4,552.490 36,554.801 36,531.161 35,446.170 532.878 557.189	603.811 639.973 656.952 663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000	1,109.699 1,029.649 1,053.376 1,014.790 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	0.000 0.000	0.000 0.000
110

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	31,566.483 32,908.338 32,649.136 27,846.539 20,269.017 2,683.729	3,129.696 0.000 3,787.096 3,787.389 3,787.673 3,787.978
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.860203 $9.623319 $9.180833 $10.025959	$9.884663 $10.860203 $9.623319 $9.180833	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.523100 $10.344340 $9.257796 $10.094789	$10.427343 $11.523100 $10.344340 $9.257796	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.778927 $9.944187 $9.583679 $10.024861	$10.151729 $10.778927 $9.944187 $9.583679	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.153553 $9.919649 $9.484091 $10.052178	$10.278395 $11.153553 $9.919649 $9.484091	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	6,556.666 6,690.277 9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	60,074.035 57,708.609 48,425.764 43,397.324 14,836.998 3,032.105	11,519.288 14,619.904 11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560	7,045.967 7,401.318 3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769	8,137.618 8,138.614 8,139.617 8,140.468 8,141.349 0.000
111

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	88,149.211 71,549.198 70,342.309 60,278.897 48,336.863 3,967.271	18,472.371 8,884.655 5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234	8,234.099 8,331.763 8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	74,277.297 82,747.174 84,361.938 71,779.179 48,597.327 5,426.899	10,753.668 15,896.521 8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	40,358.146 54,085.485 47,695.387 40,626.973 22,654.386 5,679.391	1,692.696 10,266.091 12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	14,975.965 17,816.527 15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 0.000 0.000 6,583.318 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	18,212.682 18,425.956 19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217	4,487.857 17,074.924 17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764245 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000	30,183.509 0.000 27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	309,623.638 289,512.071 150,444.478 57,566.766	1,197.180 21,840.789 22,323.135 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970	14,475.983 16,892.171 16,423.660 12,251.595 4,000.694 0.000
112

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	3,002.573 2,444.320 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979	15,438.275 19,417.068 16,223.661 15,368.222 19,367.446 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843	1,273.873 1,274.421 1,274.972 1,275.456 1,275.957 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082	9,289.333 9,610.207 12,677.178 5,687.306 41,382.544 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	26,065.271 11,785.645 16,786.788	5,321.565 5,399.856 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	57,233.182 780.474 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.033520 $10.975426 $10.656801 $10.869310 $10.559938	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310	688,437.717 726,297.875 817,126.762 742,044.014 646,604.816	32,688.101 34,977.546 40,850.734 32,297.872 26,566.895
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900	2,998.780 20,484.185 15,848.513 14,528.836 553.167 523.863
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	3,478.298 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473	13,098.830 10,532.956 6,597.840 7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.947806 $14.188028 $14.732426 $13.506693 $12.532091 $10.000000	$18.386793 $18.947806 $14.188028 $14.732426 $13.506693 $12.532091	44,949.037 55,677.811 56,026.291 56,769.404 22,183.400 1,511.133	9,777.344 12,776.973 12,919.510 14,549.413 6,918.076 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.367789 $10.286836 $10.045997 $10.030577	$10.680627 $11.367789 $10.286836 $10.045997	317,218.005 330,610.480 215,068.562 204,440.725	13,737.539 11,568.420 18,674.231 21,906.547
113

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.994188 $11.076736 $10.618972 $10.569889	$11.820934 $12.994188 $11.076736 $10.618972	1,254,318.619 1,360,098.213 1,111,646.403 892,504.923	112,789.927 123,435.984 124,429.338 85,400.703
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.100668 $10.614849 $10.272607 $10.240224	$11.242256 $12.100668 $10.614849 $10.272607	1,290,253.547 1,255,207.318 1,262,054.074 1,241,819.585	222,135.572 214,636.820 220,057.385 196,587.091
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.902089 $9.752899 $9.686786	$9.710708 $9.902089 $9.752899	276,258.178 199,467.303 181,510.166	20,923.723 22,429.833 22,248.021
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	20,278.072 61,146.439 32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	47,259.391 55,608.726 77,306.783 80,374.625 26,566.340 6,008.446	5,576.359 7,850.628 15,270.734 14,690.235 12,734.689 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.117130 $10.251137 $10.512445 $11.059341	$10.550532 $11.117130 $10.251137 $10.512445	609,012.485 660,117.180 691,282.088 624,828.066	7,299.923 13,171.242 12,320.894 15,246.698
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	202,062.266 217,907.939 204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.524635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.524635 $10.204584	302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111	13,217.254 13,368.483 19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	220,012.470 232,664.851 349,166.994 393,437.249 474,131.875 309,942.162
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	22,724.001 30,630.141 30,192.931 22,164.920 17,616.386 2,073.137	1,152.282 1,319.836 1,471.965 750.608 826.178 879.797
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.891823 $9.628744 $9.571222 $9.756885	$9.610570 $9.891823 $9.628744 $9.571222	257,500.183 306,344.622 331,994.542 256,226.179	81,407.327 81,506.489 90,297.440 54,207.755
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.300987 $9.971254 $9.939946 $10.658477	$10.630273 $11.300987 $9.971254 $9.939946	921,311.299 955,205.891 953,081.447 980,712.262	35,004.466 46,691.849 72,758.748 75,759.598
114

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	33,010.342 37,508.160 41,587.288 44,061.410 20,777.098 8,039.206	5,280.195 6,465.922 6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959	8,677.372 11,252.919 11,633.314 10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.755005 $12.899171 $12.340155 $12.805686 $11.886217 $10.000000	$14.866909 $15.755005 $12.899171 $12.340155 $12.805686 $11.886217	21,621.944 22,952.097 37,093.795 40,053.801 17,942.765 6,508.897	0.000 0.000 0.000 0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000	647.598 586.342 570.623 552.408 548.753 514.886
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	16.115 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	63,603.272 72,430.466 70,976.762 59,368.306 40,316.323 3,649.583	9,556.439 12,748.571 13,370.947 13,615.598 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.759345 $9.567269 $9.159266 $10.025863	$9.758440 $10.759345 $9.567269 $9.159266	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.416104 $10.284108 $9.236054 $10.094693	$10.294187 $11.416104 $10.284108 $9.236054	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.678842 $9.886292 $9.561181 $10.024765	$10.022120 $10.678842 $9.886292 $9.561181	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.049995 $9.861893 $9.461824 $10.052083	$10.147187 $11.049995 $9.861893 $9.461824	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832	521.013 3,680.711 0.000 0.000 0.000 0.000
115

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	12,809.853 13,184.772 13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.794	12,229.350 6,815.823 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280	6,468.324 6,905.184 7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830	7,301.310 10,348.269 10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	37,807.979 39,335.395 28,857.342 37,311.146 13,850.687 4,393.718	2,168.816 8,385.552 2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780	1,432.214 1,432.321 1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	133,084.497 93,246.998 59,810.170 70,207.323 40,929.381 2,648.529	2,881.792 1,297.925 1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	44,067.918 46,315.041 31,514.374 27,524.821 17,024.895 6,157.133	5,369.123 5,501.256 5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	21,570.485 30,678.264 20,872.593 7,672.671 2,322.768 329.048	2,730.600 2,730.803 2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	3,015.191 1,730.254 1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
116

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028	6,206.619 3,473.520 31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	407,048.726 381,265.229 294,753.096 154,755.213	53,818.759 57,359.617 19,169.112 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992	2,990.860 2,911.231 2,923.173 3,037.201 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	2,247.651 2,132.642 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822	31,195.938 35,802.583 14,400.859 3,458.811 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881	2,992.100 4,956.654 4,773.092 2,628.568 1,651.335 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010	47,201.636 11,458.893 11,479.840 14,445.096 47,232.910 5,372.471
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	62,022.899 32,420.703 21,045.597	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	18,688.422 1,240.431 789.832	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.231430 $11.117111 $10.756731 $10.932929 $10.596743	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929	833,298.054 871,291.431 896,637.676 791,918.911 575,485.283	28,934.300 29,086.178 32,393.126 30,150.214 38,773.744
117

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	41,396.599 35,619.694 27,792.406 19,272.819 14,411.718 902.411	2,576.352 2,427.929 2,544.300 2,289.919 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	2,726.758 2,588.963	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771	874.493 896.758 919.705 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	46,992.659 47,292.026 40,436.435 74,367.030 2,945.908 3,295.572	47.759 1,899.343 48.200 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(6) Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.554742 $10.419628 $10.140218 $10.123783	$10.894537 $11.554742 $10.419628 $10.140218	577,365.333 510,701.495 274,089.829 298,760.640	14,733.341 10,746.585 6,444.371 6,446.225
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(7) Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.207882 $11.219717 $10.718558 $10.668096	$12.057698 $13.207882 $11.219717 $10.718558	839,321.800 848,455.881 734,739.428 663,103.276	89,857.156 47,629.013 35,200.153 47,077.128
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.299669 $10.751867 $10.368927 $10.335349	$11.467421 $12.299669 $10.751867 $10.368927	1,755,365.264 1,738,123.588 1,753,022.352 1,750,782.475	25,325.776 26,381.264 27,975.783 28,690.952
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.064979 $9.878813 $9.810440	$9.905232 $10.064979 $9.878813	190,603.370 168,874.265 185,331.545	12,638.754 8,634.775 10,658.494
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	27,847.775 40,778.028 25,731.864 8,182.746 2,074.721 0.000	690.604 708.188 726.310 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	47,760.143 52,457.626 46,504.640 27,815.391 20,951.676 2,471.024	1,036.612 2,363.501 2,372.616 2,318.462 2,384.885 1,069.548
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.299974 $10.383466 $10.611010 $11.136967	$10.761862 $11.299974 $10.383466 $10.611010	803,628.509 952,440.034 945,729.337 873,993.923	27,970.489 28,509.324 68,998.581 69,468.896
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	173,224.759 176,387.101 171,863.094 167,053.855 78,713.321 2,193.374
118

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411	27,432.886 18,902.420 21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	103,878.553 128,916.055 146,194.092 151,303.992 92,786.203 28,550.047
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	45,079.751 43,456.991 24,736.536 32,460.757 15,492.823 13,726.551	638.995 2,800.420 3,019.165 2,341.804 2,463.820 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	6,059.833 1,563.439 1,409.642 97.291 85.504 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.054518 $9.753044 $9.660981 $9.825389	$9.803056 $10.054518 $9.753044 $9.660981	387,057.423 419,575.612 400,252.985 343,365.880	11,187.320 11,183.893 15,230.371 13,091.647
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.486840 $10.099967 $10.033147 $10.733291	$10.843172 $11.486840 $10.099967 $10.033147	804,451.551 846,649.862 891,431.770 889,317.117	52,230.421 53,674.933 41,817.755 42,527.308
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	26,914.912 26,421.836 29,713.242 45,127.295 12,120.022 0.000	3,466.286 3,532.750 3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614	909.260 2,198.529 2,196.281 2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	1,057.981 1,000.787 1,035.796 1,076.790 2,080.534 2,317.261	415.441 3,042.908 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000	921.801 945.270 969.459 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	2,305.946 0.000	0.000 0.000
119

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	12,596.840 9,501.141 9,148.504 10,689.182 4,947.493 0.000	4,678.445 6,115.150 6,318.613 1,306.023 1,361.806 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.860203 $9.623319 $9.180833 $10.025959	$9.884663 $10.860203 $9.623319 $9.180833	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.523100 $10.344340 $9.257796 $10.094789	$10.427343 $11.523100 $10.344340 $9.257796	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.778927 $9.944187 $9.583679 $10.024861	$10.151729 $10.778927 $9.944187 $9.583679	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.153553 $9.91649 $9.484091 $10.052178	$10.278395 $11.153553 $9.919649 $9.484091	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.14% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(6)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
120

APPENDIX
Excess Interest Adjustment Examples
Surrenders, withdrawals, transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
121

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
122

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
123

APPENDIX
Death Benefit
Adjusted Withdrawals. If you take a withdrawal, then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
124

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
125

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
126

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
127

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross withdrawal;
B	is the policy value immediately prior to the gross withdrawal; and
C	is the guaranteed future value immediately prior to the gross withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
128

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
129

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
130

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
131

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
132

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
133

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT and SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
134

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
135

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
136

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
137

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
138

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
139

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
140

STATEMENT OF ADDITIONAL INFORMATION
PARTNERS VARIABLE ANNUITY SERIESSM
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Partners Variable Annuity SeriesSM variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2019, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2019

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
cash value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day - A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your) - The person who may exercise all rights and privileges under the policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
1

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account - Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount - The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
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such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
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We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
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Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
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We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2018, and 2017 and 2016 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $71,830,337, $138,435,541 and $177,906,053. During fiscal year 2018, and 2017 and 2016 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $20,350,014, $17,632,722 and $23,014,560.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2018, and for the years ended December 31, 2018 and 2017, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
Separate Account
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Partners Variable Annuity SeriesSM policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
The Company
Transamerica Life Insurance Company (“TLIC”) did not maintain effective internal controls over the processes and procedures related to the appropriate accounting for intercompany/affiliated reinsurance, which limited their ability to detect and correct presentation errors. This aggregated deficiency resulted in a material weakness, and is not expected to have any material impact on our ability to perform our obligations under the terms of your contract. We are in the process of remediating this material weakness by enhancing the level of the processes and procedures related to intercompany/affiliated reinsurance. We believe that these enhanced processes and procedures will effectively remediate the material weakness, but the material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2018.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.840085 $11.351436 $11.109585 $11.211641 $10.700276 $10.000000	$11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276	867.634 867.744 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.123955 $13.869339 $12.738505 $12.813021 $11.960652 $10.000000	$14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652	5,611.267 5,690.067 6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.817845 $12.164015 $11.375752 $11.479805 $11.145519 $10.000000	$12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519	3,515.987 16,060.536 6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.495471 $13.953462 $13.039953 $12.486969 $11.775513 $10.000000	$17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513	2,703.956 4,991.421 3,818.213 1,730.216 1,587.796 363.553	377.405 511.962 578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596783 $13.875894 $12.731033 $12.840468 $11.876212 $10.000000	$15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212	4,151.241 6,342.683 4,736.624 4,029.143 1,202.372 220.186	381.109 516.986 584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.001045 $10.066536 $9.948674 $10.662829 $11.208331 $10.000000	$11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331	0.000 1,356.263 226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.999539 $12.299288 $11.728514 $11.922483 $11.055665 $10.000000	$13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665	5,873.064 10,369.927 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.135679 $13.538075 $12.819798 $13.024664 $11.900768 $10.000000	$14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768	4,393.219 6,506.031 7,424.491 7,971.615 4,747.222 592.324	192.632 261.312 295.374 0.000 0.000 0.000
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.003053 $13.543837 $12.344767 $12.802693 $12.318322 $10.000000	$13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322	1,243.470 2,803.855 3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.487533 $12.410653 $11.586377 $12.210010 $11.694967 $10.000000	$11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967	0.000 927.525 924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.350480 $10.952466 $10.553741 $10.935350 $10.638836 $10.000000	$11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	843.307 2,664.402 3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	0.000 0.000 7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.124577 $9.900717 $9.491668 $9.999452	$10.268296 $11.124577 $9.900717 $9.491668	28,520.235 11,930.135 11,705.767 3,644.894	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.294716 $13.435746 $11.961213 $12.689079 $11.564972 $10.000000	$13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972	1,358.952 1,483.883 1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.593255 $10.425324 $9.998361	$11.685225 $12.593255 $10.425324	0.000 1,055.169 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.719020 $10.533775 $10.277358 $10.615269 $10.653324 $10.000000	$10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324	9,897.337 1,952.247 1,513.068 1,037.640 853.851 154.086	365.221 495.434 560.012 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.573491 $9.716300 $9.870653 $10.158628 $9.147694 $10.000000	$9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
15

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.111758 $9.294840 $9.481595 $9.672635 $9.867524 $10.000000	$9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524	423.827 508.421 534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.183885 $10.110246 $9.998361	$10.673613 $11.183885 $10.110246	1,815.948 1,842.428 0.000	223.483 229.333 540.487
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.770769 $10.179177 $9.998361	$11.085326 $11.770769 $10.179177	970.107 970.229 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$11.949711 $10.915298 $10.614233 $10.842138 $10.544197	$11.194843 $11.949711 $10.915298 $10.614233 $10.842138	6,940.640 14,364.159 22,060.698 22,426.368 13,741.737	0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.224169 $9.820312 $10.031546 $10.259096 $11.065013 $10.000000	$9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013	1,650.493 2,801.671 1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.990334 $9.998233	$9.224462 $10.990334	0.000 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.462572 $10.667907 $11.139420 $11.995798 $12.270186 $10.000000	$13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186	911.530 1,896.459 870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.815817 $14.110265 $14.673567 $13.472935 $12.519543 $10.000000	$18.231175 $18.815817 $14.110265 $14.673567 $13.472935 $12.519543	932.793 1,671.356 1,035.509 1,005.024 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.288558 $10.230430 $10.005840 $9.990853	$10.590178 $11.288558 $10.230430 $10.005840	5,936.380 3,727.012 3,882.503 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.903682 $11.016039 $10.576565 $10.528068	$11.720903 $12.903682 $11.016039 $10.576565	3,550.179 5,181.593 1,578.649 1,986.965	200.233 201.289 497.726 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.016376 $10.556675 $10.231557 $10.199679	$11.147101 $12.016376 $10.556675 $10.231557	69,391.671 47,909.403 41,113.673 42,229.651	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.833110 $9.699460 $9.634300	$9.628532 $9.833110 $9.699460	4,612.199 4,927.948 5,130.765	1,034.852 1,047.722 1,138.779
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.480659 $13.915519 $12.775071 $13.079512 $11.708139 $10.000000	$15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139	0.000 0.000 822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.457693 $13.931721 $12.436753 $13.072133 $11.597940 $10.000000	$13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940	3,776.648 3,762.436 5,455.894 4,648.338 3,386.022 0.000	190.315 258.168 291.820 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.039653 $10.194933 $10.470428 $11.026198	$10.461207 $11.039653 $10.194933 $10.470428	4,521.953 19,972.175 21,584.546 11,306.601	1,448.535 1,482.317 1,778.196 1,239.049
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.653073 $10.479462 $10.303895 $10.701436 $10.442550 $10.000000	$10.901814 $11.653073 $10.479462 $10.303895 $10.701436 $10.442550	70,702.793 56,440.183 60,117.537 55,187.371 15,615.370 7,279.588	2,961.668 2,118.936 260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.367219 $10.443991 $10.237170 $10.516279 $10.194356 $10.000000	$10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356	17,504.826 22,098.596 23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.543781 $10.801234 $10.527299 $11.131179 $10.922306 $10.000000	$11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306	7,326.369 16,513.897 15,471.686 13,691.621 8,488.078 3,027.932	0.000 21,458.457 21,831.589 22,230.640 22,601.082 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.653699 $14.706446 $15.387895 $14.085816 $13.584149 $10.000000	$21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149	4,217.840 5,983.458 6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.822886 $9.575956 $9.532978 $9.727651	$9.529206 $9.822886 $9.575956 $9.532978	8,305.985 16,306.599 17,082.227 2,848.335	521.506 662.540 886.871 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.222243 $9.916596 $9.900223 $10.626553	$10.540281 $11.222243 $9.916596 $9.900223	2,555.197 27,658.957 35,228.770 34,628.474	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.886441 $14.060907 $11.873751 $12.454065 $12.108297 $10.000000	$13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297	3,594.973 8,387.507 5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.404338 $14.550591 $13.372482 $13.354847 $12.823910 $10.000000	$15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910	3,548.243 8,611.188 9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.645255 $12.828480 $12.290874 $12.773695 $11.874312 $10.000000	$14.741073 $15.645255 $12.828480 $12.290874 $12.773695 $11.874312	0.000 0.000 1,452.419 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
17

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.221146 $10.164157 $10.290106 $10.389993 $11.202665 $10.000000	$10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.157940 $9.998233	$10.374435 $11.157940	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.175435 $13.596977 $13.527175 $12.944696 $11.915368 $10.000000	$16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368	715.093 715.183 0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.716410 $9.543355 $9.150042 $10.025822	$9.704836 $10.716410 $9.543355 $9.150042	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.370537 $10.258396 $9.226752 $10.094652	$10.237635 $11.370537 $10.258396 $9.226752	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.636208 $9.861563 $9.551545 $10.024724	$9.967053 $10.636208 $9.861563 $9.551545	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.005874 $9.837219 $9.452287 $10.052041	$10.091410 $11.005874 $9.837219 $9.452287	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.960404 $11.434995 $11.169052 $11.249123 $10.714594 $10.000000	$11.888126 $12.960404 $11.434995 $11.169052 $11.249123 $10.714594	0.000 0.000 0.000 11.865.812 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.274783 $13.971240 $12.806556 $12.855778 $11.976631 $10.000000	$15.048622 $16.274783 $13.971240 $12.806556 $12.855778 $11.976631	15,429.660 21,748.648 24,844.814 14,301.697 13,827.395 4,331.447	2,439.579 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.947272 $12.253509 $11.436637 $11.518177 $11.160418 $10.000000	$13.027006 $13.947272 $12.253509 $11.436637 $11.518177 $11.160418	31,586.307 88,354.949 35,802.957 18,326.340 8,246.735 152.460	561,184.470 12,692.481 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.659319 $14.056097 $13.109731 $12.528705 $11.791250 $10.000000	$17.247523 $17.659319 $14.056097 $13.109731 $12.528705 $11.791250	54,303.826 64,479.597 5,024.110 8,338.113 3,063.480 1,912.517	17,474.864 16,197.459 0.000 0.000 0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.752224 $13.977966 $12.799159 $12.883378 $11.892090 $10.000000	$16.109048 $16.752224 $13.977966 $12.799159 $12.883378 $11.892090	29,691.802 37,108.970 9,602.412 14,489.043 7,902.747 1,747.381	362,012.297 14,859.985 423.089 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.122797 $10.140575 $10.001902 $10.698457 $11.223302 $10.000000	$11.161064 $13.122797 $10.140575 $10.001902 $10.698457 $11.223302	11,941.648 15,852.031 3,366.127 2,143.227 251.122 277.677	19,856.794 16,575.259 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.130516 $12.389673 $11.791188 $11.962278 $11.070441 $10.000000	$13.260727 $14.130516 $12.389673 $11.791188 $11.962278 $11.070441	2,786.938 30,549.214 4,755.113 5,040.129 5,195.276 3,285.337	4,960.212 1,187.111 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.286641 $13.637560 $12.888285 $13.068125 $11.916668 $10.000000	$14.932353 $16.286641 $13.637560 $12.888285 $13.068125 $11.916668	28,322.916 43,830.579 42,771.853 39,128.183 35,539.665 14,363.322	2,854.152 2,961.154 214.530 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.152811 $13.643395 $12.410750 $12.845429 $12.334784 $10.000000	$13.519555 $16.152811 $13.643395 $12.410750 $12.845429 $12.334784	19,547.720 36,697.651 22,125.645 25,385.042 22,439.977 8,480.263	6,108.675 6,395.844 880.330 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.623084 $12.501863 $11.648287 $12.250759 $11.710594 $10.000000	$11.847780 $14.623084 $12.501863 $11.648287 $12.250759 $11.710594	10,789.971 12,430.374 4,992.012 1,065.774 1,526.481 0.000	1,945.836 2,041.511 236.798 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.466210 $11.033083 $10.610211 $10.971900 $10.653070 $10.000000	$11.410608 $12.466210 $11.033083 $10.610211 $10.971900 $10.653070	0.000 0.000 11,206.254 13,707.898 14,233.422 7,235.842	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.474663 $9.423883 $9.581167 $9.772362 $9.528560 $10.000000	$9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560	3,519.215 17,491.987 507,084.822 0.000 741.059 8,076.449	0.000 22,587.215 57,017.376 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.474663 $9.423883 $9.581167 $9.772362 $9.528560 $10.000000	$9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560	83,305.661 49,348.361 113,642.241 91,443.796 4,299.717 0.000	3,359.198 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.183983 $9.933778 $9.504410 $9.999507	$10.343893 $11.183983 $9.933778 $9.504410	107,967.490 77,238.688 52,951.994 30,343.071	47,996.371 48,534.911 15,477.563 0.000
19

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.437813 $13.534479 $12.025132 $12.731430 $11.580431 $10.000000	$13.389068 $15.437813 $13.534479 $12.025132 $12.731430 $11.580431	12,721.411 33,005.576 23,128.165 13.959.375 16,273.241 4,967.437	8,824.427 2,059.922 760.220 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.638121 $10.441661 $9.998525	$11.750446 $12.638121 $10.441661	103,191.433 103,191.433 89,335.542	30,879.496 30,879.496 10,983.636
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.828711 $10.611226 $10.332322 $10.650738 $10.667568 $10.000000	$10.731314 $11.828711 $10.611226 $10.332322 $10.650738 $10.667568	119,516.116 126,280.456 65,450.886 21,977.923 19,748.511 6,190.356	32,465.082 15,309.581 11,911.332 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.672416 $9.787693 $9.923400 $10.192537 $9.159931 $10.000000	$9.398636 $10.672416 $9.787693 $9.923400 $10.192537 $9.159931	1,975.244 3,932.577 5,264.193 5,817.102 5,934.670 2,240.413	846.376 796.298 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.197022 $9.363151 $9.532261 $9.704926 $9.880721 $10.000000	$9.107870 $9.197022 $9.363151 $9.532261 $9.704926 $9.880721	21,829.518 74,519.276 90,320.584 105,315.784 66,208.368 22,602.782	0.000 58,850.292 6,517.067 475.807 4,108.463 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.223746 $10.126103 $9.998525	$10.733202 $11.223746 $10.126103	32,027.795 23,345.274 21,861.770	0.000 2,146.474 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.812711 $10.195138 $9.998525	$11.147202 $11.812711 $10.195138	0.000 0.000 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.061511 $10.995505 $10.670950 $10.878337 $10.565178	$11.322318 $12.061511 $10.995505 $10.670950 $10.878337	250,632.883 301,661.833 164,700.237 66,115.899 63,651.198	35,034.847 36,938.499 15,533.870 2,318.264 3,711.516
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.338529 $9.892478 $10.085141 $10.293337 $11.079791 $10.000000	$9.941992 $12.338529 $9.892478 $10.085141 $10.293337 $11.079791	12,791.515 13,875.590 7,029.312 1,969.992 2,526.244 275.543	116.117 195.276 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.005089 $9.998397	$9.255455 $11.005089	2,758.632 2,226.302	9,692.332 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.588539 $10.746323 $11.198952 $12.035845 $12.286579 $10.000000	$13.150252 $13.588539 $10.746323 $11.198952 $12.035845 $12.286579	6,325.973 8,482.585 6,506.546 3,214.219 10,976.445 255.153	42,139.246 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.991837 $14.213949 $14.751946 $13.517897 $12.536272 $10.000000	$18.438755 $18.991837 $14.213949 $14.751946 $13.517897 $12.536272	16,847.708 19,076.417 3,744.233 6,207.476 5,948.257 255.809	2,009.527 0.000 0.000 0.000 0.000 0.000
20

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.394205 $10.305619 $10.059318 $10.043756	$10.710809 $11.394205 $10.305619 $10.059318	39,961.404 60,124.726 44,278.283 14,091.467	137,094.745 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.024397 $11.096978 $10.633070 $10.553793	$11.854358 $13.024397 $11.096978 $10.633070	67,015.806 84,907.744 86,304.971 33,041.259	22,381.361 22,906.201 22,062.344 2,329.328
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.128797 $10.634252 $10.286238 $10.253686	$11.274026 $12.128797 $10.634252 $10.286238	138,924.616 155,890.350 221,098.354 180,089.955	12,921.412 44,090.086 19,741.272 20,836.062
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.925129 $9.770736 $9.704303	$9.738170 $9.925129 $9.770736	30,838.567 37,286.245 34,986.491	4,778.030 5,096.159 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.634834 $14.017762 $12.843324 $13.123160 $11.723788 $10.000000	$15.315914 $16.634834 $14.017762 $12.843324 $13.123160 $11.723788	114,593.214 137,979.694 44,652.143 3,197.173 2,734.505 0.000	11,552.390 11,552.390 4,161.098 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.602304 $14.034096 $12.503207 $13.115758 $11.613444 $10.000000	$13.469072 $15.602304 $14.034096 $12.503207 $13.115758 $11.613444	11,965.840 13,365.684 26,040.998 16,526.248 22,254.925 267.178	41,649.839 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.142982 $10.269881 $10.526393 $11.070340	$10.580363 $11.142982 $10.269881 $10.526393	34,653.742 56,715.323 56,578.421 44,724.436	719.484 740.476 12,092.468 11,934.129
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.762113 $10.556488 $10.358970 $10.737173 $10.456517 $10.000000	$11.025967 $11.762113 $10.556488 $10.358970 $10.737173 $10.456517	118,441.547 216,623.131 317,371.201 291,592.510 212,286.558 101,759.593	23,937.647 39,065.157 34,634.845 42,620.849 37,877.348 971.216
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.473604 $10.520758 $10.291886 $10.551390 $10.207988 $10.000000	$10.862616 $11.473604 $10.520758 $10.291886 $10.551390 $10.207988	9,046.094 19,330.583 23,283.810 19,609.577 25,014.437 12,570.890	95,747.674 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.661132 $10.880608 $10.583552 $11.168337 $10.936911 $10.000000	$11.543917 $12.661132 $10.880608 $10.583552 $11.168337 $10.936911	20,810.100 60,677.849 175,002.982 199,652.808 223,924.540 28,988.939	26,147.941 5,247.237 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.846872 $14.814487 $15.470085 $14.132806 $13.602286 $10.000000	$21.790364 $20.846872 $14.814487 $15.470085 $14.132806 $13.602286	32,109.719 53,553.810 17,679.176 9,907.548 5,221.290 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.914817 $9.646346 $9.583929 $9.766600	$9.637723 $9.914817 $9.646346 $9.583929	34,117.758 46,087.742 59,186.163 32,378.785	568.541 538.595 519.475 0.000
21

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.327269 $9.989492 $9.953142 $10.669088	$10.660323 $11.327269 $9.989492 $9.953142	3,917.730 31,731.628 88,011.163 86,818.791	0.000 646.761 2,283.601 3,170.811
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.035052 $14.164221 $11.937189 $12.495628 $12.124463 $10.000000	$13.914662 $16.035052 $14.164221 $11.937189 $12.495628 $12.124463	24,027.665 50,719.933 24,039.952 25,116.193 25,834.120 4,290.941	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.567160 $14.657498 $13.443913 $13.399397 $12.841030 $10.000000	$15.995863 $17.567160 $14.657498 $13.443913 $13.399397 $12.841030	22,127.394 63,588.777 52,677.263 36,261.354 24,127.651 1,763.015	4,440.639 3,260.242 410.222 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.791616 $12.922753 $12.356549 $12.816340 $11.890188 $10.000000	$14.908929 $15.791616 $12.922753 $12.356549 $12.816340 $11.890188	6,793.245 8,777.646 14,725.794 7,846.064 9,972.892 4,404.527	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.335506 $10.238868 $10.345101 $10.424676 $11.217635 $10.000000	$10.212630 $12.335506 $10.238868 $10.345101 $10.424676 $11.217635	7,786.684 10,233.267 16,253.226 11,244.849 11,223.599 4,320.053	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.172923 $9.998397	$10.409297 $11.172923	32,110.270 3,686.393	96,036.876 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.336138 $13.696911 $13.599463 $12.987915 $11.931299 $10.000000	$17.019341 $17.336138 $13.696911 $13.599463 $12.987915 $11.931299	8,036.472 10,585.727 26,871.396 29,130.784 24,762.061 10,892.437	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.773674 $9.575241 $9.162347 $10.025877	$9.776356 $10.773674 $9.575241 $9.162347	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.431302 $10.292679 $9.239157 $10.094707	$10.313087 $11.431302 $10.292679 $9.239157	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.693050 $9.894515 $9.564389 $10.024779	$10.040496 $10.693050 $9.894515 $9.564389	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.064689 $9.870089 $9.464989 $10.052096	$10.165778 $11.064689 $9.870089 $9.464989	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

22

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	3,878.946 4,109.823 4,293.967 4,496.442 0.000 0.000	1,872.019 1,872.159 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	3,694.284 3,696.274 1,501.017 0.000 0.000 0.000	2,176.050 2,176.213 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	350.673 769.386 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	89.706 701.545 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	833.659 1,200.441 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	5,803.570 6,130.608 6,403.323 6,238.808 0.000 0.000	2,859.906 2,860.120 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	2,007.532 2,686.998 1,442.475 1,226.324 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	1,386.478 1,574.763 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
23

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	1,616.108 3,466.988 3,460.513 3,660.049 2,958.844 4,381.706	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.228789 $9.958681 $9.513983 $9.999548	$10.401014 $11.228789 $9.958681 $9.513983	45,491.635 72,167.841 48,284.010 692.673	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	2,556.917 2,709.461 2,836.397 2,972.553 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.671932 $10.453951 $9.998648	$11.799675 $12.671932 $10.453951	0.000 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	40,057.924 27,603.194 18,759.917 2,596.283 0.000 0.000	2,561.727 2,561.919 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	31,432.896 4,255.384 6,596.868 7,077.575 24,530.619 7,372.349	0.000 0.000 0.000 0.000 0.000 994.287
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.253760 $10.138010 $9.998648	$10.778162 $11.253760 $10.138010	1,255.271 912.493 0.000	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.844308 $10.207126 $9.998648	$11.193893 $11.844308 $10.207126	8,141.345 9,855.967 9,857.319	0.000 0.000 0.000
24

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.146176 $11.056146 $10.713764 $10.905604 $10.580949	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604	20,890.914 33,377.182 32,736.585 24,276.468 15,536.405	0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.016157 $9.998521	$9.278751 $11.016157	0.000 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.125125 $14.292337 $14.811120 $13.551757 $12.548831 $10.000000	$18.596210 $19.125125 $14.292337 $14.811120 $13.551757 $12.548831	4,607.094 4,901.509 546.154 593.272 0.000 0.000	1,617.715 1,617.836 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.474173 $10.362453 $10.099672 $10.083675	$10.802256 $11.474173 $10.362453 $10.099672	12,900.209 16,013.700 45,017.838 62,279.104	0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.115820 $11.158176 $10.675723 $10.625854	$11.955593 $13.115820 $11.158176 $10.675723	194,302.397 183,125.852 52,265.690 50,785.622	0.000 0.000 4,417.773 4,822.549
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.213930 $10.692895 $10.327498 $10.294434	$11.370312 $12.213930 $10.692895 $10.327498	10,835.764 57,647.727 72,549.292 46,646.236	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.994815 $9.824634 $9.757236	$9.821352 $9.994815 $9.824634	804.129 527.377 453.351	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	2,044.991 2,251.950 0.000 0.000 0.000 0.000	1,292.755 1,292.852 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.221195 $10.326511 $10.568615 $11.103599	$10.670711 $11.221195 $10.326511 $10.568615	40,886.517 43,692.263 60,333.495 37,611.502	0.000 0.000 0.000 0.000
25

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	163,225.758 239,145.317 228,463.795 168,106.899 71,664.001 25,120.853	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	7,193.192 6,774.983 17,605.954 14,261.302 11,925.069 12,071.927	0.000 0.000 0.000 0.000 329.188 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	72,629.623 83,811.516 80,895.981 43,662.117 13,501.817 1,095.866	0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	6,167.232 6,730.361 753.839 572.009 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.930351 $9.636402 $9.602853 $10.342846 $10.213425 $10.000000	$9.314805 $9.930351 $9.636402 $9.602853 $10.342846 $10.213425	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.984443 $9.699566 $9.622392 $9.795954	$9.720065 $9.984443 $9.699566 $9.622392	11,091.549 25,265.464 33,061.665 30,133.111	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.406793 $10.044591 $9.993076 $10.701153	$10.751378 $11.406793 $10.044591 $9.993076	1,307.621 35,273.941 83,028.666 85,820.463	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	0.000 154.576 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	37.098 180.696 0.000 0.000 0.000 0.000	1,158.001 1,158.088 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.902462 $12.994015 $12.406103 $12.848437 $11.902102 $10.000000	$15.036253 $15.902462 $12.994015 $12.406103 $12.848437 $11.902102	0.000 310.556 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
26

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.184152 $9.998521	$10.435474 $11.184152	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	3,823.837 4,159.778 296.299 321.861 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.816846 $9.599241 $9.171584 $10.025918	$9.830355 $10.816846 $9.599241 $9.171584	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.477108 $10.318476 $9.248473 $10.094748	$10.370052 $11.477108 $10.318476 $9.248473	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.735890 $9.919318 $9.574028 $10.024820	$10.095946 $10.735890 $9.919318 $9.574028	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.109038 $9.894846 $9.474537 $10.052137	$10.221935 $11.109038 $9.894846 $9.474537	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	123,031.649 121,798.337 106,500.252 100,768.455 60,261.280 9,203.833	10,201.042 6,778.125 6,190.449 6,283.199 5,870.722 1,595.908
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	656,752.950 652,889.230 657,214.504 537,053.698 297,393.821 130,883.307	158,841.346 143,512.313 109,671.509 77,369.103 35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	2,090,792.158 1,808,271.735 1,518,578.099 1,064,225.370 542,177.270 202,156.745	121,207.301 112,002.900 55,565.868 45,535.161 34,954.394 32,795.873
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	2,187,050.121 2,025,799.053 1,482,490.355 1,112,916.540 521,782.334 139,625.304	250,459.981 247,393.352 150,354.305 74,524.364 56,515.113 5,750.234
27

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	2,165,073.298 2,006,116.556 1,723,830.518 1,226,195.233 740,390.457 135,685.357	140,293.787 134,307.236 110,857.471 61,403.588 38,656.944 16,194.310
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	1,134,593.797 1,054,666.632 769,619.467 582,847.034 298,431.729 106,474.392	234,909.894 101,725.577 81,170.853 49,670.229 55,940.282 11,796.178
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	1,133,751.220 1,047,400.914 879,816.155 593,400.350 273,204.004 133,395.960	102,457.780 81,707.627 71,345.399 52,133.830 24,106.110 10,104.166
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	1,669,629.774 1,604,352.876 1,419,325.511 1,120,089.200 579,212.279 151,751.424	243,462.222 246,142.504 195,132.916 140,148.356 118,853.231 27,809.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	816,717.752 784,310.250 706,117.266 499,738.116 275,186.445 53,986.481	124,319.231 164,456.106 129,048.068 80,164.896 35,981.779 12,977.702
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	281,207.980 263,259.111 250,091.346 223,748.686 131,553.368 43,161.470	58,664.048 56,379.342 48,279.590 19,655.441 41,137.509 899.234
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	98,611.007 87,873.997 85,546.745 65,690.361 40,643.384 5,609.107	144,271.462 50,993.442 30,094.275 7,122.081 2,242.058 1,601.419
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	501,684.492 428,738.858 528,526.442 362,950.205 427,907.606 338,890.611	165,110.085 121,669.840 227,915.932 239,896.234 323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	581,427.962 49,572.753 662,399.601 580,070.992 44,442.215 0.000	225,809.744 43,112.001 181,802.659 170,188.183 2,882.421 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,336,529.730 1,656,994.558 923,327.245 380,024.521	637,286.761 455,837.348 321,338.494 55,084.648
28

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	496,599.947 501,903.029 471,396.634 381,194.216 272,884.281 89,828.768	134,285.716 119,938.251 105,993.888 51,056.631 15,865.047 4,433.326
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	99,419.271 73,214.245 1,305.419	2,931.517 1,733.651 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	2,605,784.921 2,700,590.606 2,435,686.485 1,478,259.792 806,988.533 290,422.825	326,392.137 280,799.256 209,716.703 114,980.851 19,102.045 6,629.604
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	578,441.475 616,714.071 550,229.254 476,422.298 293,348.493 132,719.253	27,880.039 27,081.757 25,915.974 12,094.498 15,012.556 6,569.304
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	820,929.422 563,274.413 1,157,645.842 1,254,649.757 552,991.301 369,356.451	128,775.494 286,054.761 481,917.802 173,349.521 277,327.868 440,133.723
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	447,830.927 177,785.772 127,082.054	133,087.714 8,818.190 1,121.476
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	203,622.539 29,959.007 9,920.315	22,074.618 11,796.126 4,635.791
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.231430 $11.117111 $10.756731 $10.932929 $10.596743	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929	2,712,309.573 2,981,515.220 2,995,615.346 2,824,171.560 2,279,685.734	577,176.900 612,521.258 611,503.376 542,307.444 408,102.800
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	617,947.520 640,957.734 514,531.244 401,098.072 198,576.391 54,289.170	81,953.326 166,271.621 96,730.108 64,538.618 31,673.638 9,026.006
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	143,134.753 43,633.001	11,256.816 721.523
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	442,812.111 332,363.084 253,925.443 214,622.396 131,642.141 43,197.745	113,364.058 50,929.238 42,522.390 22,375.179 21,384.766 340.292
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	487,581.228 406,901.815 372,235.632 307,846.925 132,949.659 20,990.072	144,191.082 135,168.586 119,786.681 114,745.154 63,128.563 14,870.606
29

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.554742 $10.419628 $10.140218 $10.123783	$10.894537 $11.554742 $10.419628 $10.140218	1,345,023.406 1,375,241.303 1,301,934.889 1,048,295.580	248,221.846 202,168.937 239,898.351 142,620.573
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.207882 $11.219717 $10.718558 $10.668096	$12.057698 $13.207882 $11.219717 $10.718558	5,099,182.191 5,004,140.803 4,580,191.466 4,228,006.581	1,677,497.283 1,501,919.229 1,143,027.051 913,343.252
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.299669 $10.751867 $10.368927 $10.335349	$11.467421 $12.299669 $10.751867 $10.368927	9,582,931.023 8,622,901.100 8,597,936.171 8,072,655.261	1,858,925.645 1,623,291.871 1,387,636.581 1,249,560.186
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.064979 $9.878813 $9.810440	$9.905232 $10.064979 $9.878813	981,503.015 953,434.664 942,151.177	301,420.224 235,327.190 202,864.847
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	285,690.983 310,892.416 272,245.987 241,030.105 129,180.322 30,035.290	46,517.383 19,384.422 15,535.465 11,590.613 8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	841,221.109 818,149.110 712,228.992 476,988.612 299,787.805 74,070.665	118,935.335 108,512.914 130,384.605 91,933.803 74,429.244 9,736.990
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.299974 $10.383466 $10.611010 $11.136967	$10.761862 $11.299974 $10.383466 $10.611010	3,640,800.881 3,831,873.574 3,949,844.957 2,982,583.051	565,446.910 577,396.786 554,668.026 570,511.735
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,336,074.982 11,532,477.487 11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143	2,108,926.176 1,985,684.563 1,958,837.077 1,970,672.874 1,292,001.114 555,062.407
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,200,030.500 1,319,995.521 1,367,421.896 1,250,154.759 781,162.937 269,936.394	166,742.607 159,782.360 178,627.021 128,205.289 75,528.265 24,584.744
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	6,875,318.174 7,282,339.849 7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500	2,663,170.607 2,767,492.457 2,719,484.173 2,826,399.286 2,282,851.722 613,609.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	416,299.976 313,721.975 263,870.600 211,218.441 93,284.197 10,953.011	12,125.151 10,900.348 7,893.869 2,955.990 10,985.079 316.311
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.054518 $9.753044 $9.660981 $9.825389	$9.803056 $10.054518 $9.753044 $9.660981	2,128,922.116 2,076,152.651 1,910,655.234 1,603,950.531	439,135.959 363,581.813 306,374.380 205,707.403
30

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.486840 $10.099967 $10.033147 $10.733291	$10.843172 $11.486840 $10.099967 $10.033147	3,463,314.892 3,448,366.529 3,476,455.560 3,590,980.421	517,634.370 410,118.907 437,725.192 432,796.812
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	555,896.904 523,635.252 392,739.616 322,389.693 249,092.588 69,255.931	60,878.773 52,698.784 43,315.463 29,984.253 23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	905,451.449 822,067.450 690,199.274 546,797.845 305,737.792 68,144.429	183,675.132 169,072.394 143,538.511 82,152.826 51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	128,033.051 138,494.463 116,615.758 105,326.661 83,193.782 14,754.053	15,371.570 17,158.474 16,363.660 18,950.206 45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	357,915.746 308,477.093 259,634.586 228,688.819 105,923.732 33,057.840	19,910.456 17,234.717 15,356.821 11,779.406 8,068.633 6,039.947
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	244,242.168 95,098.874	91,794.467 9,458.526
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	435,377.202 387,490.752 392,527.109 319,849.310 236,173.898 45,675.117	84,544.235 77,269.263 68,063.936 52,423.685 4,077.521 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.860203 $9.623319 $9.180833 $10.025959	$9.884663 $10.860203 $9.623319 $9.180833	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.523100 $10.344340 $9.257796 $10.094789	$10.427343 $11.523100 $10.344340 $9.257796	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.778927 $9.944187 $9.583679 $10.024861	$10.151729 $10.778927 $9.944187 $9.583679	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.153553 $9.919649 $9.484091 $10.052178	$10.278395 $11.153553 $9.919649 $9.484091	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

31

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.265939 $11.646400 $11.318968 $11.343284 $10.750435 $10.000000	$12.229721 $13.265939 $11.646400 $11.318968 $11.343284 $10.750435	753,816.358 623,215.371 502,881.965 455,090.353 393,225.067 267,220.904	93,140.569 44,667.801 27,056.567 24,521.475 10,094.971 2,964.262
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.658578 $14.229627 $12.978543 $12.963438 $12.016687 $10.000000	$15.481189 $16.658578 $14.229627 $12.978543 $12.963438 $12.016687	1,279,010.377 1,384,218.428 1,260,445.860 945,094.363 587,712.929 183,618.663	259,485.344 265,076.789 159,011.698 112,724.542 59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.276088 $12.480067 $11.590179 $11.614612 $11.197765 $10.000000	$13.401339 $14.276088 $12.480067 $11.590179 $11.614612 $11.197765	6,878,216.464 5,823,352.885 3,903,385.449 2,720,425.164 1,582,900.388 526,445.841	1,072,788.997 870,197.902 750,045.847 224,846.179 157,965.515 28,351.522
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.075582 $14.315957 $13.285705 $12.633586 $11.830688 $10.000000	$17.743061 $18.075582 $14.315957 $13.285705 $12.633586 $11.830688	6,407,935.612 5,597,538.999 3,828,625.104 2,612,821.220 1,263,905.792 491,243.624	900,174.965 661,629.077 402,386.735 241,108.869 85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.147103 $14.236379 $12.970965 $12.991220 $11.931867 $10.000000	$16.571891 $17.147103 $14.236379 $12.970965 $12.991220 $11.931867	6,098,745.961 5,512,296.014 4,212,430.232 2,946,870.889 1,776,072.404 468,209.033	506,097.228 329,767.984 223,024.159 108,633.234 38,073.258 7,621.422
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.432170 $10.328094 $10.136201 $10.788034 $11.260843 $10.000000	$11.481798 $13.432170 $10.328094 $10.136201 $10.788034 $11.260843	4,202,293.065 2,592,746.805 1,811,487.965 1,150,475.774 528,244.877 221,404.888	573,434.248 199,067.363 114,814.438 66,127.553 55,666.789 5,831.571
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.463790 $12.618836 $11.949550 $12.062460 $11.107482 $10.000000	$13.641930 $14.463790 $12.618836 $11.949550 $12.062460 $11.107482	4,330,871.436 3,404,646.222 2,718,419.249 2,102,030.771 1,318,331.404 385,204.975	399,321.516 306,970.063 247,618.014 222,219.041 117,346.357 51,236.774
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.670738 $13.889797 $13.061381 $13.177562 $11.956533 $10.000000	$15.361620 $16.670738 $13.889797 $13.061381 $13.177562 $11.956533	4,116,787.604 3,740,805.962 2,867,143.605 2,078,692.893 1,120,674.667 322,301.150	778,072.983 692,963.272 468,885.572 333,203.821 182,600.154 42,754.762
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.533749 $13.895732 $12.577430 $12.953004 $12.376023 $10.000000	$13.908228 $16.533749 $13.895732 $12.577430 $12.953004 $12.376023	2,315,300.220 2,036,206.240 1,462,172.599 1,084,200.133 685,821.654 334,929.528	536,456.688 431,355.903 231,478.894 162,352.751 95,219.188 12,831.301
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.967972 $12.733120 $11.804746 $12.353364 $11.749767 $10.000000	$12.188403 $14.967972 $12.733120 $11.804746 $12.353364 $11.749767	946,871.468 884,914.064 601,145.167 520,806.137 369,376.060 111,370.977	215,891.720 121,968.735 83,745.303 59,553.132 48,594.330 11,396.880
32

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.760104 $11.237079 $10.752653 $11.063752 $10.688708 $10.000000	$11.738485 $12.760104 $11.237079 $10.752653 $11.063752 $10.688708	409,243.639 382,057.197 275,465.530 235,548.227 177,694.429 74,398.651	109,474.751 52,505.098 6,952.933 4,340.814 1,679.847 489.652
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	2,587,637.829 2,295,461.235 2,692,422.072 1,793,886.425 1,841,111.029 1,563,825.254	575,505.620 537,236.191 843,200.505 722,951.278 334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	6,448,823.102 1,172,724.402 5,835,936.087 5,171,644.291 349,553.555 5,913.906	1,410,387.223 139,714.195 1,116,647.989 949,243.544 47,635.117 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.334033 $10.017007 $9.536375 $9.999644	$10.535539 $11.334033 $10.017007 $9.536375	21,725,711.650 15,504,036.487 9,891,609.117 3,684,211.319	2,053,668.502 1,597,642.687 1,078,208.358 531,764.216
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013 =	2018 2017 2016 2015 2014 2013	$15.801913 $13.784815 $12.186650 $12.838062 $11.619171 $10.000000	$13.773995 $15.801913 $13.784815 $12.186650 $12.838062 $11.619171	1,657,867.486 1,745,190.991 1,481,345.369 1,060,213.602 794,609.291 243,887.144	209,293.366 188,632.173 136,736.325 55,917.298 7,874.649 677.588
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.751118 $10.482653 $9.998934	$11.915307 $12.751118 $10.482653	414,139.646 648,927.064 336,088.569	60,923.587 45,085.944 35,757.503
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.107713 $10.807498 $10.471099 $10.739932 $10.703267 $10.000000	$11.039845 $12.107713 $10.807498 $10.471099 $10.739932 $10.703267	12,883,813.677 13,108,339.031 10,602,051.876 5,288,964.909 2,600,376.005 1,191,069.381	1,193,463.576 1,048,955.873 659,277.615 269,610.823 83,097.770 20,841.400
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.924142 $9.968738 $10.056719 $10.277936 $9.190623 $10.000000	$9.668861 $10.924142 $9.968738 $10.056719 $10.277936 $9.190623	1,108,305.788 1,178,420.356 995,776.353 759,876.571 442,626.701 178,373.329	89,873.147 93,321.392 67,923.112 42,574.101 19,299.463 8,230.003
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.414005 $9.536370 $9.660323 $9.786246 $9.913807 $10.000000	$9.369739 $9.414005 $9.536370 $9.660323 $9.786246 $9.913807	5,376,722.182 4,121,309.777 4,599,372.916 3,733,409.851 2,695,157.653 1,918,148.551	712,145.682 812,190.477 1,000,334.458 1,256,086.721 1,062,094.764 794,012.415
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.324113 $10.165861 $9.998934	$10.883793 $11.324113 $10.165861	3,280,926.460 1,245,673.950 667,828.423	379,812.683 165,340.457 71,368.401
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.918343 $10.235165 $9.998934	$11.303598 $11.918343 $10.235165	1,127,697.901 210,644.804 146,462.321	302,609.786 295,363.493 53,151.657
33

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.346011 $11.198904 $10.814301 $10.969470 $10.617845	$11.647816 $12.346011 $11.198904 $10.814301 $10.969470	16,770,077.309 17,392,774.195 16,767,485.965 13,322,996.553 9,840,157.007	2,107,367.859 2,086,355.858 1,985,574.337 1,746,164.959 1,261,558.778
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.629568 $10.075478 $10.220624 $10.379554 $11.116849 $10.000000	$10.227868 $12.629568 $10.075478 $10.220624 $10.379554 $11.116849	1,409,557.340 1,520,913.440 1,173,713.374 905,204.375 398,186.488 109,936.208	179,594.584 288,579.661 153,109.851 89,661.020 31,236.543 6,156.331
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.042056 $9.998808	$9.333397 $11.042056	418,446.817 79,848.413	44,127.495 22,400.850
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.909077 $10.945147 $11.349403 $12.136644 $12.327660 $10.000000	$13.528341 $13.909077 $10.945147 $11.349403 $12.136644 $12.327660	1,318,457.809 1,021,110.327 766,452.846 554,182.801 283,489.368 119,481.016	148,254.915 40,448.210 31,065.111 22,081.413 7,175.460 883.095
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.439666 $14.476835 $14.950063 $13.631098 $12.578200 $10.000000	$18.968737 $19.439666 $14.476835 $14.950063 $13.631098 $12.578200	1,273,303.559 990,257.244 698,104.812 542,316.251 225,714.716 42,442.757	270,825.927 227,096.391 156,375.293 74,723.248 32,438.983 6,323.023
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.662972 $10.496265 $10.194463 $10.177437	$11.018726 $11.662972 $10.496265 $10.194463	8,732,785.588 8,129,518.982 7,369,662.075 6,590,300.451	1,291,025.098 1,287,130.865 998,390.073 854,687.950
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.331600 $11.302262 $10.775920 $10.724658	$12.195165 $13.331600 $11.302262 $10.775920	24,195,032.665 22,719,509.550 17,160,543.887 13,412,471.766	2,883,904.801 2,724,396.800 2,250,585.291 1,765,194.953
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.414876 $10.830967 $10.424423 $10.390153	$11.598142 $12.414876 $10.830967 $10.424423	58,196,308.663 44,749,883.289 43,643,996.120 43,022,329.555	5,669,690.220 4,438,856.449 4,409,851.171 4,293,914.196
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.159265 $9.951494 $9.881810	$10.018152 $10.159265 $9.951494	5,193,540.763 5,071,249.516 4,241,433.510	883,885.999 821,623.219 782,795.964
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.027100 $14.276994 $13.015793 $13.233041 $11.762996 $10.000000	$15.756161 $17.027100 $14.276994 $13.015793 $13.233041 $11.762996	659,574.990 565,681.244 442,471.565 301,107.863 218,325.304 31,034.738	85,055.627 84,677.664 76,337.240 16,447.897 12,705.113 2,279.833
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.970242 $14.293621 $12.671111 $13.225582 $11.652289 $10.000000	$13.856254 $15.970242 $14.293621 $12.671111 $13.225582 $11.652289	1,829,779.803 1,743,318.414 1,326,331.648 891,152.801 496,877.578 134,498.465	270,736.483 200,529.627 190,085.792 90,657.356 58,175.369 12,779.756
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.405837 $10.459865 $10.667801 $11.181599	$10.884557 $11.405837 $10.459865 $10.667801	23,551,863.760 24,698,180.294 26,984,322.609 23,270,689.215	2,772,645.966 3,225,027.403 3,292,643.389 2,866,452.866
34

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.039560 $10.751772 $10.498125 $10.827115 $10.491519 $10.000000	$11.342958 $12.039560 $10.751772 $10.498125 $10.827115 $10.491519	89,747,484.008 92,025,653.349 92,913,771.231 88,214,890.695 59,306,574.409 18,434,492.325	11,913,003.627 11,518,842.088 11,171,168.043 10,488,321.409 6,747,588.753 1,923,319.848
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.744234 $10.715366 $10.430131 $10.639777 $10.242158 $10.000000	$11.174893 $11.744234 $10.715366 $10.430131 $10.639777 $10.242158	8,204,167.248 8,267,250.367 8,108,185.282 7,412,878.936 4,694,820.955 1,618,607.230	1,276,454.109 1,309,948.853 1,207,976.550 989,793.825 580,152.452 254,689.318
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.959786 $11.081887 $10.725732 $11.261890 $10.973502 $10.000000	$11.875819 $12.959786 $11.081887 $10.725732 $11.261890 $10.973502	26,642,741.182 28,075,509.366 27,563,516.359 26,023,451.584 19,834,296.274 6,571,228.797	4,441,065.708 4,826,256.728 4,669,714.368 4,982,747.395 3,847,629.443 1,174,019.131
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.338334 $15.088414 $15.677777 $14.251112 $13.647750 $10.000000	$22.416568 $21.338334 $15.088414 $15.677777 $14.251112 $13.647750	1,142,063.364 792,594.137 480,980.965 304,253.707 133,481.154 22,128.499	202,657.647 157,689.121 130,875.644 24,027.587 2,298.094 868.595
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.148714 $9.824802 $9.712694 $9.864777	$9.914819 $10.148714 $9.824802 $9.712694	9,901,127.179 9,493,347.879 8,384,913.510 6,650,984.685	1,761,454.351 1,684,691.488 1,508,850.263 973,835.975
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.594458 $10.174287 $10.086856 $10.776313	$10.966795 $11.594458 $10.174287 $10.086856	19,361,228.760 18,423,471.855 19,518,423.400 20,140,864.592	1,633,606.607 1,641,023.766 1,697,322.547 1,768,559.551
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.413265 $14.426219 $12.097538 $12.600284 $12.165005 $10.000000	$14.314726 $16.413265 $14.426219 $12.097538 $12.600284 $12.165005	1,322,462.679 1,170,816.577 814,006,692 647,804.822 362,392.771 125,178.885	193,361.858 150,388.044 96,299.924 61,629.427 37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.981448 $14.928581 $13.624458 $13.511598 $12.883957 $10.000000	$16.455703 $17.981448 $14.928581 $13.624458 $13.511598 $12.883957	2,384,534.860 2,127,258.620 1,680,511.445 1,182,146.738 635,447.438 196,039.006	407,662.014 290,707.507 190,625.336 107,755.608 57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.164077 $13.161792 $12.522517 $12.923675 $11.929958 $10.000000	$15.337546 $16.164077 $13.161792 $12.522517 $12.923675 $11.929958	478,054.133 497,843.731 255,122.117 198,046.926 117,064.680 36,152.179	27,963.927 28,064.433 22,660.476 10,838.771 30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.626451 $10.428256 $10.484066 $10.511998 $11.255138 $10.000000	$10.506262 $12.626451 $10.428256 $10.484066 $10.511998 $11.255138	768,761.931 662,306.861 526,576.046 322,195.982 168,484.824 55,865.806	61,963.355 55,541.983 30,647.401 21,734.905 11,562.148 3,504.886
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.210437 $9.998808	$10.496897 $11.210437	1,318,889.940 667,835.226	109,016.890 54,018.223
35

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.744914 $13.950203 $13.782074 $13.096676 $11.971204 $10.000000	$17.508506 $17.744914 $13.950203 $13.782074 $13.096676 $11.971204	1,196,989.163 1,069,693.511 822,318.496 557,874.933 270,746.849 118,756.937	338,263.563 332,762.470 212,744.538 92,208.945 23,878.454 4,115.231
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.918271 $9.655511 $9.193183 $10.026014	$9.957528 $10.918271 $9.655511 $9.193183	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.584712 $10.378946 $9.270241 $10.094844	$10.504200 $11.584712 $10.378946 $9.270241	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.836554 $9.977443 $9.596556 $10.024916	$10.226543 $10.836554 $9.977443 $9.596556	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.213211 $9.952841 $9.496838 $10.052233	$10.354191 $11.213211 $9.952841 $9.496838	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732	28,657.453 6,380.607 0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.775458 $14.308066 $13.030577 $12.995901 $12.028720 $10.000000	$15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720	149,009.605 164,611.425 138,862.092 123,470.356 92,791.945 35,314.073	36,996.025 32,453.369 31,632.581 27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	981,904.091 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893	64,067.036 35,117.407 11,607.906 7,769.297 4.304 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439	41,881.437 37,703.650 20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149	29,846.367 21,060.948 11,397.795 20,740.198 19,939.072 17,557.157
36

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.526456 $10.385062 $10.176872 $10.815068 $11.272124 $10.000000	$11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124	430,086.104 282,731.238 208,072.831 163,772.248 114,327.791 16,463.971	39,896.198 26,881.339 15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916	102,017.276 54,568.256 31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.787722 $13.966380 $13.113758 $13.210576 $11.968514 $10.000000	$15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514	628,942.932 529,654.783 492,381.196 426,751.229 311,539.859 100,871.307	73,167.056 67,017.902 56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.649803 $13.972369 $12.627883 $12.985456 $12.388426 $10.000000	$14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426	349,384.947 275,430.553 177,601.004 163,561.017 105,849.851 32,322.823	31,662.363 27,955.072 24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.073041 $12.803346 $11.852103 $12.384321 $11.761540 $10.000000	$12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540	173,883.158 137,962.027 124,980.079 112,986.456 71,885.942 35,644.269	10,844.551 7,722.919 5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.849623 $11.299003 $10.795776 $11.091476 $10.699427 $10.000000	$11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427	143,364.540 69,980.599 50,166.062 28,308.074 9,930.760 6,653.874	8,909.178 8,018.112 2,431.667 2,379.108 778.524 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110	119,025.882 131,213.501 192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	60,770.568 0.000 0.000 0.000 0.000 0.000	3,833.130 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.379435 $10.042113 $9.545989 $9.999685	$10.593713 $11.379435 $10.042113 $9.545989	10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571	908,918.444 739,979.650 473,940.331 96,829.920
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513	37,113.265 32,486.106 31,173.160 22,459.264 15,934.879 4,780.753
37

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.785227 $10.494991 $9.999057	$11.965214 $12.785227 $10.494991	78,698.880 64,953.339 43,869.130	1,403.735 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068	382,499.432 344,653.731 249,427.097 61,131.146 19,450.547 13,264.757
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930	27,620.095 29,886.976 23,432.152 22,376.797 21,172.153 2,560.342
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	214,373.622 93,020.599 515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.354430 $10.177835 $9.999057	$10.929402 $11.354430 $10.177835	1,493,863.665 542,728.859 388,732.490	83,880.203 22,016.079 3,180.765
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.950233 $10.247219 $9.999057	$11.350954 $11.950233 $10.247219	547,226.258 203,066.232 180,001.729	50,061.605 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.432659 $11.260647 $10.857672 $10.996952 $10.633686	$11.747274 $12.432659 $11.260647 $10.857672 $10.996952	7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703	954,468.899 984,218.848 850,758.710 640,436.437 431,236.557
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612	42,726.160 34,642.124 27,841.382 11,797.477 10,139.958 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.053172 $9.998932	$9.356901 $11.053172	83,922.555 67,036.481	867.438 336.353
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664	12,952.125 12,057.605 8,956.409 9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.576085 $14.556655 $15.010012 $13.665247 $12.590808 $10.000000	$19.130699 $19.576085 $14.556655 $15.010012 $13.665247 $12.590808	223,827.119 181,271.737 160,609.751 140,885.905 81,827.659 51,653.070	19,423.430 13,864.642 12,488.118 7,744.916 3,126.294 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.744831 $10.554151 $10.235360 $10.217888	$11.112818 $11.744831 $10.554151 $10.235360	3,420,681.390 3,509,521.322 3,349,856.936 2,984,921.195	243,501.115 245,002.589 248,346.991 177,112.121
38

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.425178 $11.364591 $10.819148 $10.767281	$12.299314 $13.425178 $11.364591 $10.819148	11,595,711.062 10,944,980.751 9,047,990.197 7,018,551.500	676,758.853 655,497.757 572,781.176 477,975.276
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.502039 $10.890701 $10.466234 $10.431441	$11.697206 $12.502039 $10.890701 $10.466234	25,011,917.348 21,275,906.716 20,600,851.837 19,562,323.435	1,372.648.352 1,287,145.736 1,314,864.912 1,229,185.209
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.230589 $10.006379 $9.935699	$10.103708 $10.230589 $10.006379	1,791,305.006 1,731,131.639 1,712,205.303	246,180.294 212,450.655 186,538.031
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.146612 $14.355718 $13.067996 $13.266196 $11.774789 $10.000000	$15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789	158,243.703 133,747.154 105,740.003 70,126.307 40,675.593 20,179.528	8,524.337 5,752.607 4,432.723 2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.082330 $14.372441 $12.721939 $13.258726 $11.663974 $10.000000	$13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974	255,590.631 193,800.939 145,199.336 88,619.657 60,493.765 31,965.230	20,946.852 21,878.819 22,528.118 14,411.224 6,344.237 6,129.223
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May1, 2015	2018 2017 2016 2015	$11.485905 $10.517546 $10.710585 $11.215179	$10.977505 $11.485905 $10.517546 $10.710585	11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239	655,532.980 695,820.301 746,852.539 757,872.315
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,217,683.031 3,262,583.334 3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	434,666.576 498,804.300 491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,431,073.877 4,455,479.793 4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.488070 $15.171617 $15.740648 $14.286806 $13.661415 $10.000000	$22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415	197,068.404 124,873.614 100,597.238 52,384.127 37,151.629 17,726.290	7,902.653 8,516.485 8,250.140 5,912.973 3,776.684 1,728.342
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$10.138617 $9.789562 $9.706968 $10.402812 $10.221398 $10.000000	$9.558114 $10.138617 $9.789562 $9.706968 $10.402812 $10.221398	49,618.314 48,382.683 41,236.934 32,355.653 11,466.650 2,592.569	316.796 341.051 0.000 0.000 0.000 0.000
39

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.219953 $9.878967 $9.751636 $9.894404	$9.999486 $10.219953 $9.878967 $9.751636	4,078,328.786 3,837,609.038 3,603,596.701 2,789,151.344	408,032.862 385,040.793 345,262.575 219,903.010
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.675842 $10.230394 $10.127307 $10.808679	$11.060460 $11.675842 $10.230394 $10.127307	10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134	690,762.959 713,159.092 679,650.913 688,579.617
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.528450 $14.505763 $12.146057 $12.631853 $12.177203 $10.000000	$14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203	182,603.274 140,464.752 106,399.063 76,068.916 54,971.042 18,193.980	27,247.225 26,697.259 24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237	36,872.771 29,643.857 29,151.814 16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.277479 $13.234335 $12.572718 $12.956027 $11.941909 $10.000000	$15.468469 $16.277479 $13.234335 $12.572718 $12.956027 $11.941909	41,624.542 33,474.028 32,624.463 29,094.605 18,934.105 5,936.209	10,460.608 11,391.602 8,153.055 4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827	12,867.822 14,583.898 10,284.983 9,422.672 7,872.892 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.221729 $9.998932	$10.523344 $11.221729	200,223.280 87,853.517	65,287.850 997.476
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.869453 $14.027132 $13.837347 $13.129488 $11.983201 $10.000000	$17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201	196,087.946 131,660.198 99,262.203 37,981.151 21,928.432 2,268.861	17,332.848 9,876.924 12,491.758 5,988.011 2,404.406 704.213
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.961995 $9.679680 $9.202452 $10.026055	$10.012503 $10.961995 $9.679680 $9.202452	1,919.315 1,791.433 1,665.469 1,633.030	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.631096 $10.404934 $9.279593 $10.094885	$10.562198 $11.631096 $10.404934 $9.279593	95.439 94.029 96.682 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.879935 $10.002417 $9.606231 $10.024957	$10.282988 $10.879935 $10.002417 $9.606231	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.258092 $9.977750 $9.506409 $10.052274	$10.411335 $11.258092 $9.977750 $9.506409	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
40

C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	66.136 64.970 65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.199291 $13.920262 $12.772544 $12.834412 $11.968644 $10.000000	$14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644	60,554.714 24,376.214 22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.061780 $10.103487 $9.975250 $10.680630 $11.215808 $10.000000	$11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808	85,308.579 72,016.486 61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.211056 $13.587771 $12.854041 $13.046409 $11.908722 $10.000000	$14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722	17,739.753 18,826.183 20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.077840 $13.593573 $12.377761 $12.824063 $12.326543 $10.000000	$13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543	24,072.052 25,002.520 21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000 0.000 0.000
41

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.555222 $12.456220 $11.617339 $12.230390 $11.702776 $10.000000	$11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776	14,871.276 15,322.407 15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.408182 $10.992667 $10.581922 $10.953594 $10.645948 $10.000000	$11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948	5,840.129 6,886.700 7,588.397 2,958.721 4,220.287 550.217	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	6,168.349 0.000 7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.154275 $9.917245 $9.498051 $9.999480	$10.306079 $11.154275 $9.917245 $9.498051	80,612.847 94,126.878 59,336.296 4,255.608	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.615676 $10.433489 $9.998443	$11.717810 $12.615676 $10.433489	2,048.908 1,292.819 1,293.016	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168	627.911 627.979 628.050 628.126 628.202 628.281
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.203821 $10.118180 $9.998443	$10.703400 $11.203821 $10.118180	171.793 2.390 2,915.905	0.000 0.000 0.000
42

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.791738 $10.187153 $9.998443	$11.116236 $11.791738 $10.187153	4,206.444 4,652.082 5,135.445	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2018 2017 2016 2015 2014	$12.005517 $10.955354 $10.642594 $10.860255 $10.554697	$11.258433 $12.005517 $10.955354 $10.642594 $10.860255	40,341.229 69,219.580 78,983.422 60,781.056 43,907.891	8,451.443 8,660.937 8,862.451 9,076.293 9,284.186
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604	2,213.927 2,214.167 2,214.417 2,214.685 2,214.953 2,215.228
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$10.997715 $9.998315	$9.239950 $10.997715	966.422 658.294	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.903726 $14.162075 $14.712773 $13.495430 $12.527909 $10.000000	$18.334800 $18.903726 $14.162075 $14.712773 $13.495430 $12.527909	10,287.785 10,961.534 11,541.849 11,886.641 8,448.449 846.776	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.341307 $10.267999 $10.032590 $10.017316	$10.650387 $11.341307 $10.267999 $10.032590	16,581.212 18,686.618 18,591.073 17,918.589	0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.963982 $11.056483 $10.604829 $10.555941	$11.787536 $12.963982 $11.056483 $10.604829	368,996.918 420,324.581 415,923.412 328,686.896	8,203.429 8,594.813 9,250.590 10,482.944
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 205	$12.072521 $10.595439 $10.258913 $10.226698	$11.210462 $12.072521 $10.595439 $10.258913	211,376.146 217,145.565 237,748.293 221,914.899	0.000 193.986 669.141 1,727.549
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.879065 $9.735073 $9.669279	$9.683256 $9.879065 $9.735073	12,029.853 15,981.116 14,549.395	2,365.064 2,365.322 2,365.589
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.557648 $13.966599 $12.809199 $13.101339 $11.715964 $10.000000	$15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964	70,782.370 70,782.370 72,049.553 2,150.606 7,601.914 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.529922 $13.982875 $12.469993 $13.093960 $11.605686 $10.000000	$13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686	23,378.338 27,094.248 17,391.410 28,333.408 15,708.208 3,547.942	525.326 525.383 525.443 525.507 525.570 525.635
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.091262 $10.232375 $10.498420 $11.048276	$10.520686 $11.091262 $10.232375 $10.498420	54,630.222 125,798.857 136,166.917 115,317.084	0.000 0.000 0.000 0.000
43

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118	756.968 761.287 765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970	0.000 0.000 0.000 1,621.142 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.750186 $14.760433 $15.429000 $14.109322 $13.593218 $10.000000	$21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218	38,445.320 16,083.991 11,395.656 10,874.295 9,517.292 1,952.504	500.038 500.092 500.149 500.209 500.269 500.331
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.868801 $9.611129 $9.558465 $9.747132	$9.583376 $9.868801 $9.611129 $9.558465	145,472.624 138,431.109 139,061.994 185,477.046	1,200.795 1,200.925 1,201.061 1,201.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.274671 $9.952995 $9.926665 $10.647813	$10.600172 $11.274671 $9.952995 $9.926665	25,943.742 33,278.685 35,735.642 37,220.373	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.960659 $14.112515 $11.905464 $12.474849 $12.116373 $10.000000	$13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373	28,423.710 3,648.079 4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469	501.090 501.145 501.201 501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.718338 $12.875567 $12.323705 $12.795018 $11.882254 $10.000000	$14.824856 $15.718338 $12.875567 $12.323705 $12.795018 $11.882254	34,023.197 34,156.998 34,287.345 2,116.624 871.220 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	993.707 918.238 965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.165434 $9.998315	$10.391861 $11.165434	833.176 1,308.035	0.000 0.000
44

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.255687 $13.646902 $13.563320 $12.966311 $11.923333 $10.000000	$16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333	1,650.069 1,919.858 1,940.648 44,400.705 48,163.289 0.000	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.745002 $9.559282 $9.156190 $10.025850	$9.740530 $10.745002 $9.559282 $9.156190	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.400894 $10.275527 $9.232955 $10.094679	$10.275300 $11.400894 $10.275527 $9.232955	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.664588 $9.878020 $9.557964 $10.024752	$10.003701 $10.664588 $9.878020 $9.557964	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.035255 $9.853653 $9.458642 $10.052069	$10.128543 $11.035255 $9.853653 $9.458642	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.020992 $11.476985 $11.198895 $11.267902 $10.721751 $10.000000	$11.955722 $13.020992 $11.476985 $11.198895 $11.267902 $10.721751	42,175.647 41,999.001 48,353.730 43,641.424 39,361.731 20,225.891	9,858.028 9,858.028 10,396.930 324.989 173.219 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.350828 $14.022532 $12.840773 $12.877240 $11.984631 $10.000000	$15.134149 $16.350828 $14.022532 $12.840773 $12.877240 $11.984631	30,608.897 33,662.772 38,296.056 234,833.954 311,389.903 22,366.172	8,640.050 8,640.050 8,640.050 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.012505 $12.298547 $11.467198 $11.537406 $11.167882 $10.000000	$13.101108 $14.012505 $12.298547 $11.467198 $11.537406 $11.167882	420,917.622 477,810.536 490,120.416 832,093.984 1,021,170.053 38,508.774	53,819.470 54,626.833 54,989.984 56,499.175 47,518.132 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.741896 $14.107757 $13.144757 $12.549625 $11.799133 $10.000000	$17.345605 $17.741896 $14.107757 $13.144757 $12.549625 $11.799133	212,878.247 293,845.318 260,265.297 241,270.576 171,896.739 62,601.025	10,476.400 8,825.244 6,321.166 0.000 2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.830546 $14.029339 $12.833364 $12.904886 $11.900033 $10.000000	$16.200648 $16.830546 $14.029339 $12.833364 $12.904886 $11.900033	196,405.154 284,937.161 263,154.209 240,353.312 222,652.203 46,067.017	2,829.755 1,216.627 866.943 294.343 294.733 0.000
45

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.184180 $10.177869 $10.028655 $10.716334 $11.230806 $10.000000	$11.224568 $13.184180 $10.177869 $10.028655 $10.716334 $11.230806	105,864.803 180,182.088 141,224.812 112,022.084 110,861.793 26,776.622	201,010 643.316 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.196549 $12.435171 $11.822694 $11.982257 $11.077851 $10.000000	$13.336109 $14.196549 $12.435171 $11.822694 $11.982257 $11.077851	223,355.324 231,482.657 211,684.056 236,500.341 140,196.806 40,872.660	961.296 967.623 2,980.521 2,257.697 315.699 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.362706 $13.687606 $12.922704 $13.089927 $11.924618 $10.000000	$15.017209 $16.362706 $13.687606 $12.922704 $13.089927 $11.924618	154,907.982 175,649.601 144,371.593 338,791.784 405,866.615 43,870.000	12,494.157 12,725.495 12,755.688 6,255.046 6,183.539 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.228296 $13.693495 $12.443921 $12.866880 $12.343022 $10.000000	$13.596417 $16.228296 $13.693495 $12.443921 $12.866880 $12.343022	82,437.737 123,847.097 114,396.332 100,367.723 112,740.671 24,986.510	1,658.075 1,986.532 1,509.922 1,218.939 3,219.028 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.691410 $12.547771 $11.679416 $12.271210 $11.718414 $10.000000	$11.915120 $14.691410 $12.547771 $11.679416 $12.271210 $11.718414	26,699.153 31,959.269 35,973.467 30,726.986 22,488.816 17,597.667	910.578 664.621 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.524439 $11.073573 $10.638550 $10.990212 $10.660185 $10.000000	$11.475439 $12.524439 $11.073573 $10.638550 $10.990212 $10.660185	14,704.317 15,160.668 16,713.734 18,265.474 18,009.869 6,923.531	380.901 371.314 2,263.279 1,925.611 1,888.432 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	164,626.332 218,333.102 350,108.185 92,694.557 37,153.034 15,665.525	1,463.854 1,506.658 1,441.485 6,895.102 1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	470,830.332 421,330.685 688,671.518 826,487.850 19,897.936 0.000	1,502.559 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.213807 $9.950348 $9.510781 $9.999534	$10.381921 $11.213807 $9.950348 $9.510781	221,758.061 183,321.357 94,603.925 32,067.810	13,653.941 2,047.496 2,047.643 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.509932 $13.584159 $12.057250 $12.752670 $11.588159 $10.000000	$13.465162 $15.509932 $13.584159 $12.057250 $12.752670 $11.588159	37,957.213 46,593.901 48,844.717 39,063.966 32,466.842 13,699.963	148.536 83.232 0.000 0.000 0.000 0.000
46

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.660643 $10.449847 $9.998607	$11.783235 $12.660643 $10.449847	875.710 0.000 0.000	40.662 292.653 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.883958 $10.650154 $10.359899 $10.668485 $10.674703 $10.000000	$10.792292 $11.883958 $10.650154 $10.359899 $10.668485 $10.674703	250,626.486 282,789.005 272,405.514 299,318.498 245,222.461 117,991.290	28,432.060 28,883.257 29,361.972 27,292.510 27,444.338 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.722280 $9.823625 $9.949920 $10.209561 $9.166064 $10.000000	$9.452063 $10.722280 $9.823625 $9.949920 $10.209561 $9.166064	52,289.640 49,230.202 46,612.264 47,199.618 46,371.490 18,021.280	1,875.202 1,820.132 2,903.238 2,864.657 981.892 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.240015 $9.397543 $9.557744 $9.721140 $9.887333 $10.000000	$9.159650 $9.240015 $9.397543 $9.557744 $9.721140 $9.887333	489,044.395 411,203.020 576,390.589 425,951.210 145,086.206 170,118.831	837.954 1,879.782 0.000 0.000 12,825.590 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.243752 $10.134035 $9.998607	$10.763154 $11.243752 $10.134035	26,195.948 18,502.543 19,098.818	44.500 320.082 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.833770 $10.203130 $9.998607	$11.178307 $11.833770 $10.203130	2,668.048 2,783.094 1,799.807	42.900 308.769 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.117851 $11.035867 $10.699456 $10.896498 $10.575680	$11.386645 $12.117851 $11.035867 $10.699456 $10.896498	447,086.233 593,217.187 641,981.539 1,070,091.882 1,220,013.241	1,840.243 6,686.367 6,027.377 6,614.375 8,378.796
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.396200 $9.928806 $10.112097 $10.310526 $11.087194 $10.000000	$9.998525 $12.396200 $9.928806 $10.112097 $10.310526 $11.087194	55,004.576 61,351.610 57,408.209 54,212.042 34,404.191 20,071.429	7,172.520 7,694.574 8,227.255 7,966.734 7,765.188 2,216.473
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.012485 $9.998480	$9.271011 $11.012485	17,300.012 6,933.789	171.963 597.153
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.652028 $10.785782 $11.228873 $12.055926 $12.294781 $10.000000	$13.224994 $13.652028 $10.785782 $11.228873 $12.055926 $12.294781	46,299.673 31,423.654 22,483.735 32,417.770 20,474.406 13,319.169	1,868.733 3,839.695 2,662.707 2,255.355 2,181.573 1,466.627
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.080561 $14.266135 $14.791372 $13.540467 $12.544643 $10.000000	$18.543546 $19.080561 $14.266135 $14.791372 $13.540467 $12.544643	28,492.091 27,656.564 18,932.796 20,601.056 14,132.238 5,088.874	27.151 195.419 1,883.700 1,656.739 1,675.033 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.447461 $10.343485 $10.086216 $10.070365	$10.771690 $11.447461 $10.343485 $10.086216	238,098.105 300,187.157 282,607.345 344,855.328	902.572 0.000 3,643.643 0.000
47

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.085282 $11.137751 $10.661503 $10.611832	$11.921761 $13.085282 $11.137751 $10.661503	494,696.487 821,773.810 677,420.411 616,223.902	50,123.781 95,120.354 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.185474 $10.673292 $10.313725 $10.280831	$11.338118 $12.185474 $10.673292 $10.313725	709,534.616 821,275.683 928,093.753 1,090,202.578	26,826.842 29,037.062 31,389.497 33,969.733
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.971515 $9.806624 $9.739547	$9.793524 $9.971515 $9.806624	72,824.027 164,699.959 281,809.908	6,252.293 9,690.082 8,283.294
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.712538 $14.069218 $12.877634 $13.145060 $11.731616 $10.000000	$15.402942 $16.712538 $14.069218 $12.877634 $13.145060 $11.731616	32,135.683 34,403.618 14,641.533 17,568.139 12,805.714 279.428	7,289.229 7,794.313 7,286.308 6,806.249 6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.675200 $14.085605 $12.536602 $13.137653 $11.621198 $10.000000	$13.545638 $15.675200 $14.085605 $12.536602 $13.137653 $11.621198	105,706.232 161,855.498 155,210.831 466,359.330 635,812.313 27,042.732	1,752.290 1,913.773 1,696.106 1,157.534 1,158.864 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.195043 $10.307580 $10.554510 $11.092494	$10.640495 $11.195043 $10.307580 $10.554510	353,189.571 469,835.804 524,222.586 530,561.984	11,443.336 11,559.494 11,561.266 8,698.777
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.817078 $10.595249 $10.386658 $10.755101 $10.463511 $10.000000	$11.088630 $11.817078 $10.595249 $10.386658 $10.755101 $10.463511	1,070,921.718 1,309,071.110 1,444,011.973 1,567,169.738 1,699,526.002 723,202.827	56,739.137 59,067.606 60,674.616 61,922.614 43,730.432 23,716.302
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.527217 $10.559389 $10.319392 $10.569014 $10.214822 $10.000000	$10.924363 $11.527217 $10.559389 $10.319392 $10.569014 $10.214822	379,926.207 420,633.692 455,401.740 520,094.041 474,118.400 261,038.089	2,894.120 3,182.265 12,617.595 5,389.859 6,219.625 2,698.420
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.720311 $10.920571 $10.611837 $11.186986 $10.944217 $10.000000	$11.609560 $12.720311 $10.920571 $10.611837 $11.186986 $10.944217	514,978.460 583,969.704 629,343.614 613,580.643 731,263.653 349,322.897	11,421.672 17,034.022 17,359.804 26,165.206 97,005.382 10,030.854
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.944234 $14.868862 $15.511408 $14.156391 $13.611367 $10.000000	$21.914168 $20.944234 $14.868862 $15.511408 $14.156391 $13.611367	32,562.721 34,099.145 18,322.051 10,469.215 4,818.896 0.000	4,455.664 5,942.824 6,045.326 5,938.136 6,003.167 1,456.851
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.961151 $9.681770 $9.609539 $9.786146	$9.692510 $9.961151 $9.681770 $9.609539	319,209.335 466,053.834 513,408.883 331,157.826	2,516.769 2,974.280 2,016.225 605.028
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.380193 $10.026166 $9.979738 $10.690446	$10.720901 $11.380193 $10.026166 $9.979738	382,190.060 491,426.758 551,059.135 614,123.472	46,423.589 50,330.675 51,673.192 52,685.235
48

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.109994 $14.216232 $11.969091 $12.516487 $12.132561 $10.000000	$13.993778 $16.109994 $14.216232 $11.969091 $12.516487 $12.132561	21,793.338 24,390.314 25,538.504 25,780.890 20,900.007 2,094.124	644.129 228.200 241.776 151.601 81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.649251 $14.711320 $13.479844 $13.421772 $12.849602 $10.000000	$16.086791 $17.649251 $14.711320 $13.479844 $13.421772 $12.849602	85,427.508 125,161.601 89,645.625 76,636.263 70,186.223 20,094.896	7,823.831 8,029.943 7,911.026 1,072.719 1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.865423 $12.970207 $12.389572 $12.837727 $11.898128 $10.000000	$14.993679 $15.865423 $12.970207 $12.389572 $12.837727 $11.898128	12,380.962 9,877.229 10,015.956 8,962.224 8,226.596 2,466.810	0.000 2,113.390 2,129.896 2,148.283 2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.393135 $10.276454 $10.372750 $10.442092 $11.225128 $10.000000	$10.270674 $12.393135 $10.276454 $10.372750 $10.442092 $11.225128	18,160.834 21,935.462 21,062.668 14,639.665 5,767.298 1,461.765	81.039 81.346 81.661 81.979 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.180416 $9.998480	$10.426758 $11.180416	24,329.871 4,675.945	154.098 599.137
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.417121 $13.747182 $13.635788 $13.009597 $11.939274 $10.000000	$17.116045 $17.417121 $13.747182 $13.635788 $13.009597 $11.939274	14,403.971 16,562.719 17,986.463 21,700.366 17,177.564 2,489.387	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.802470 $9.591266 $9.168509 $10.025904	$9.812357 $10.802470 $9.591266 $9.168509	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.461848 $10.309887 $9.245361 $10.094734	$10.351055 $11.461848 $10.309887 $9.245361	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.721634 $9.911072 $9.570818 $10.024807	$10.077475 $10.721634 $9.911072 $9.570818	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.094267 $9.886617 $9.471359 $10.052124	$10.203212 $11.094267 $9.886617 $9.471359	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000 0.000 0.000
49

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.465566 $14.099849 $12.892265 $12.909499 $11.996639 $10.000000	$15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639	9,589.693 10,509.948 22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	46,026.946 57,331.008 51,111.871 63,421.328 29,999.823 9,822.023	2,405.748 1,297.517 289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440	284.220 285.725 287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.276682 $10.233969 $10.068886 $10.743192 $11.242065 $10.000000	$11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065	34,356.489 55,489.906 49,936.372 51,991.508 17,623.802 6,137.813	0.000 2,069.400 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877	305.077 306.691 308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.477563 $13.763096 $12.974545 $13.122735 $11.936588 $10.000000	$15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588	65,705.845 69,618.156 73,112.039 52,470.617 15,545.543 4,030.545	133.418 455.278 1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.342178 $13.768988 $12.493814 $12.899104 $12.355386 $10.000000	$13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386	17,239.636 17,056.492 16,577.710 21,509.127 7,244.043 3,171.412	0.000 161.915 325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.794522 $12.616969 $11.726267 $12.301966 $11.730167 $10.000000	$12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167	7,835.335 11,084.547 23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.612224 $11.134549 $10.681140 $11.017704 $10.670871 $10.000000	$11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871	7,055.780 7,649.037 2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
50

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540	526.065 552.428 585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	21,613.499 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.258741 $9.975299 $9.520377 $9.999575	$10.439269 $11.258741 $9.975299 $9.520377	115,192.694 139,238.271 64,295.601 13,296.823	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000	0.000 332.152 669.243 777.331 777.453 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.694494 $10.462139 $9.998730	$11.832590 $12.694494 $10.462139	2,444.114 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608	0.000 1,956.829 1,987.534 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854	471.080 672.229 979.249 1,193.880 1,216.213 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	283,637.216 145,599.780 179,50.093 267,977.491 177,829.583 57,870.277	1,518.712 25,681.235 70,911.698 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.273830 $10.145964 $9.998730	$10.808244 $11.273830 $10.145964	69,764.143 71,159.022 67,475.295	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.865409 $10.215127 $9.998730	$11.225125 $11.865409 $10.215127	23,662.189 0.000 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.202933 $11.096738 $10.742386 $10.923812 $10.591478	$11.483909 $12.202933 $11.096738 $10.742386 $10.923812	111,539.048 131,995.097 170,766.879 145,456.744 109,425.734	6,221.913 6,246.445 7,984.069 8,445.328 6,677.203
51

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.023551 $9.998603	$9.294321 $11.023551	2,458.336 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927	0.000 0.000 189.288 178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.214443 $14.344791 $14.850690 $13.574386 $12.557212 $10.000000	$18.701869 $19.214443 $14.344791 $14.850690 $13.574386 $12.557212	17,303.217 18,388.788 14,929.452 5,671.512 552.452 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.527802 $10.400509 $10.126669 $10.110379	$10.863668 $11.527802 $10.400509 $10.126669	139,350.672 156,551.470 176,370.578 169,174.858	990.945 2,023.132 1,129.945 3,139.988
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.177113 $11.199156 $10.704255 $10.653991	$12.023569 $13.177113 $11.199156 $10.704255	174,517.556 193,487.306 158,958.680 131,727.992	34,067.959 34,631.359 35,210.815 35,832.760
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.271008 $10.732155 $10.355097 $10.321689	$11.434941 $12.271008 $10.732155 $10.355097	398,765.607 400,580.073 433,109.054 457,959.874	962.144 3,510.996 3,569.883 4,088.988
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.041517 $9.860706 $9.792661	$9.877173 $10.041517 $9.860706	67,571.585 100,734.395 100,490.665	2,129.025 5,430.559 8,694.268
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.829837 $14.146793 $12.929273 $13.177987 $11.743375 $10.000000	$15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375	8,513.052 16,530.104 9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.785200 $14.163268 $12.586881 $13.170557 $11.632849 $10.000000	$13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849	30,196.946 33,745.233 43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273637 $10.364433 $10.596853 $11.125828	$10.731364 $11.273637 $10.364433 $10.596853	116,178.636 124,786.754 214,027.261 218,299.567	3,882.455 6,179.439 6,530.695 4,858.697
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525	14,832.122 15,673.726 18,240.221 14,994.955 6,004.898 967.149
52

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072	1,054.578 1,727.511 1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547	5,267.638 5,762.733 7,048.273 799.486 149,063.309 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.091176 $14.950833 $15.573594 $14.191846 $13.625003 $10.000000	$22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003	10,445.290 9,825.624 10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date	2018 2017 2016 2015 2014 2013	$9.971654 $9.666834 $9.623585 $10.354805 $10.215014 $10.000000	$9.362962 $9.971654 $9.666834 $9.623585 $10.354805 $10.215014	3,739.021 3,952.341 8,399.518 11,223.868 5,964.134 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.031074 $9.735160 $9.648092 $9.815559	$9.775281 $10.031074 $9.735160 $9.648092	321,029.399 135,869.381 179,133.609 334,930.695	25,892.114 24,433.657 12,598.937 13,904.078
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.460075 $10.081462 $10.019770 $10.722560	$10.812468 $11.460075 $10.081462 $10.019770	112,819.723 153,106.246 181,160.733 203,350.620	0.000 0.000 949.986 958.015
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.223083 $14.294641 $12.017108 $12.547857 $12.144720 $10.000000	$14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720	14,051.684 24,109.833 23,135.367 8,966.611 4,027.812 2,464.500	140.341 144.330 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.976763 $13.041728 $12.439251 $12.869880 $11.910049 $10.000000	$15.121713 $15.976763 $13.041728 $12.439251 $12.869880 $11.910049	1,332.779 992.904 257.730 378.394 193.601 198.556	0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455	492.457 461.357 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.191651 $9.998603	$10.452981 $11.191651	968.172 5,181.442	0.000 0.000
53

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.539365 $13.822992 $13.690475 $13.042186 $11.951240 $10.000000	$17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240	10,616.644 11,631.165 9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.845769 $9.615312 $9.177753 $10.025946	$9.866559 $10.845769 $9.615312 $9.177753	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.507775 $10.335742 $9.254688 $10.094775	$10.408230 $11.507775 $10.335742 $9.254688	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.764596 $9.935922 $9.580462 $10.024848	$10.133123 $10.764596 $9.935922 $9.580462	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.138736 $9.911414 $9.480913 $10.052165	$10.259579 $11.138736 $9.911414 $9.480913	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748	2,673.112 3,207.557 2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	108,425.653 136,402.241 152,267.824 160,443.699 151,531.231 30,535.530	36,288.050 48,439.423 48,460.093 45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861	9,291.348 11,252.919 5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	509,737.646 573,888.425 444,935.154 368,223.744 199,745.633 61,268.689	76,825.890 85,558.362 75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623	59,684.279 34,134.732 23,405.783 19,840.651 14,488.554 8,566.638
54

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	311,504.094 348,477.787 296,832.160 280,693.682 169,039.393 32,094.277	81,162.945 107,209.361 80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215	57,498.257 15,215.500 9,318.948 10,357.981 13,453.705 1,847.106
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	477,395.585 552,957.936 537,849.388 523,199.437 304,049.444 81,347.031	113,304.784 96,115.796 93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	222,929.359 253,390.072 257,223.618 219,097.441 206,195.744 83,753.785	31,052.488 54,830.245 49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	142,699.728 175,191.426 180,780.575 178,766.989 123,245.933 49,713.463	9,208.804 18,645.113 18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	31,260.155 34,966.989 33,736.458 39,974.074 37,745.862 9,092.358	893.370 900.769 908.425 952.221 960.284 732.635
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066	6,072.329 7,954.264 16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000	439,524.742 122,915.972 478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	971,387.182 776,849.430 438,505.663 103,968.948	128,757.125 170,124.661 76,511.841 43,301.801
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997	20,880.047 26,332.144 21,766.591 23,186.239 23,603.245 6,453.372
55

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	17,691.584 30,008.073 13,790.532	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030	161,039.260 206,340.766 181,332.847 161,307.416 173,629.067 27,743.504
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898	82,267.538 90,236.181 86,212.350 89,396.367 88,911.436 16,648.378
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180	46,332.335 30,922.832 115,811.529 29,952.964 24,837.700 95,562.423
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	46,230.394 34,585.059 29,792.686	5,648.635 3,767.933 16,935.535
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	37,467.809 0.000 0.000	37,277.252 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.033520 $10.975426 $10.656801 $10.869310 $10.559938	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310	1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311	127,550.018 166,193.097 165,703.256 177,324.025 132,269.972
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989	16,936.267 22,542.693 20,589.681 21,136.268 17,333.970 6,627.013
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	1,913.650 1,913.650	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762	24,557.532 33,683.117 33,033.523 34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.947806 $14.188028 $14.732426 $13.506693 $12.532091 $10.000000	$18.386793 $18.947806 $14.188028 $14.732426 $13.506693 $12.532091	165,767.506 192,777.239 172,965.403 138,703.909 63,988.103 29,068.706	10,327.083 7,175.509 5,104.702 5,774.351 7,161.315 224.468
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.367789 $10.286836 $10.045997 $10.030577	$10.680627 $11.367789 $10.286836 $10.045997	507,892.887 579,176.948 556,190.158 539,950.936	47,490.304 51,244.660 61,821.930 63,812.675
56

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.994188 $11.076736 $10.618972 $10.569889	$11.820934 $12.994188 $11.076736 $10.618972	2,843,454.087 2,965,459.502 2,824,898.682 2,978,798.721	423,335.952 524,123.651 370,632.160 395,239.177
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.100668 $10.614849 $10.272607 $10.240223	$11.242256 $12.100668 $10.614849 $10.272607	4,035,766.293 4,642,446.332 4,212,692.245 4,537,222.835	448,294.965 466,062.021 414,106.794 414,447.113
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.902089 $9.752899 $9.686786	$9.710708 $9.902089 $9.752899	337,681.005 391,575.285 404,410.283	23,563.675 58,639.017 56,679.803
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	120,209.923 131,017.369 133,310.241 122,790.919 119,833.474 106,018.564	12,947.439 26,912.459 45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	254,446.651 310,684.672 299,110.256 273,711.033 191,132.350 64,552.937	61,994.676 90,647.308 84,952.190 66,706.739 69,780.272 10,257.532
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.117130 $10.251137 $10.512445 $11.059341	$10.550532 $11.117130 $10.251137 $10.512445	1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547	114,349.805 145,973.920 159,838.955 203,611.401
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	561,111.864 665,574.688 648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387	79,358.242 83,100.913 70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	726,263.222 823,270.713 765,687.520 796,806.671 951,079.397 450,363.944
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	77,819.306 83,780.407 43,795.921 53,733.185 32,194.273 9,347.744	15,311.028 9,200.535 7,264.446 7,749.636 6,489.707 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.891823 $9.628744 $9.571222 $9.756885	$9.610570 $9.891823 $9.628744 $9.571222	733,433.473 855,823.078 877,052.902 855,911.939	123,739.007 158,547.688 179,600.327 150,519.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.300987 $9.971254 $9.939946 $10.658477	$10.630273 $11.300987 $9.971254 $9.939946	1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761	143,025.426 183,173.540 225,645.497 230,832.097
57

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	138,285.074 152,386.254 174,257.031 133,590.169 93,338.730 36,267.066	26,649.954 40,335.301 37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	213,577.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754	43,838.392 66,936.667 63,848.804 57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.755005 $12.899171 $12.340155 $12.805686 $11.886217 $10.000000	$14.866909 $15.755005 $12.899171 $12.340155 $12.805686 $11.886217	27,684.067 42,818.209 41,464.006 49,820.000 29,753.079 17,600.467	15,642.570 16,285.180 18,471.343 18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029	21,034.069 27,689.222 23,633.717 24,793.661 27,907.096 10,715.341
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	832.626 4,642.269	6,541.819 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	76,003.035 85,194.874 97,923.113 108,445.891 71,042.619 35,679.078	28,247.828 17,770.182 19,004.724 17,288.377 18,539.715 8,665.049
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.759345 $9.567269 $9.159266 $10.025863	$9.758440 $10.759345 $9.567269 $9.159266	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.416104 $10.284108 $9.236054 $10.094693	$10.294187 $11.416104 $10.284108 $9.236054	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.678842 $9.886292 $9.561181 $10.024765	$10.022120 $10.678842 $9.886292 $9.561181	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.049995 $9.861893 $9.461824 $10.052083	$10.147187 $11.049995 $9.861893 $9.461824	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	184,323.984 199,519.842 209,774.588 205,920.314 152,756.274 56,486.277	3,263.306 5,875.733 4,873.332 4,888.211 6,217.435 0.000
58

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	635,037.543 892,649.972 818,236.223 751,013.016 539,089.078 147,178.697	54,458.388 52,986.994 46,084.575 41,463.372 20,510.543 1,695.662
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	1,789,315.317 1,981,274.594 1,500,270.625 1,177,244.433 833,877.928 232,056.438	392,247.407 443,536.169 422,247.468 321,613.538 130,945.965 10,243.815
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	1,354,587.901 1,695,452.331 1,569,912.592 1,311,182.798 932,625.503 269,293.365	403,361.244 788,395.989 802,942.499 780,576.123 703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	1,161,878.727 1,570,689.122 1,644,795.067 1,437,930.245 1,147,723.314 401,760.499	270,048.136 470,583.936 472,855.742 487,660.569 417,952.422 143,570.284
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	1,027,978.950 1,281,325.782 1,514,714.957 1,066,955.240 789,224.421 243,349.442	213,305.573 364,347.230 383,595.067 371,375.272 250,442.413 69,312.739
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	924,945.512 883,145.882 872,804.716 820,924.406 374,891.990 96,971.498	46,724.827 65,038.822 65,239.700 87,634.908 60,819.881 5,164.836
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	1,370,230.943 1,972,789.965 1,811,646.319 1,636,479.143 1,191,612.284 226,325.742	341,902.821 630,163.395 633,514.853 612,988.522 474,559.936 30,209.211
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	737,388.229 1,053,256.981 834,498.510 786,988.063 664,468.037 116,986.679	321,051.472 595,102.564 590,907.643 597,913.642 509,792.218 28,735.814
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	410,203.490 561,451.341 475,172.893 438,809.742 344,271.416 59,349.035	171,049.563 362,816.888 385,420.876 386,744.398 350,294.747 4,148.494
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	52,727.057 63,148.255 77,192.453 80,168.178 47,459.645 16,632.257	1,181.952 1,915.227 1,360.509 1,370.985 1,051.756 0.000
59

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	299,981.923 470,005.936 607,053.126 591,510.272 743,361.179 646,518.867	282,505.738 356,063.791 377,869.271 528,590.947 421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	3,470,391.047 793,511.091 4,873,405.326 3,992,056.770 593,756.936 3,482.845	782,673.416 85,686.639 1,295,977.828 1,025,013.520 56,718.188 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.228789 $9.958681 $9.513983 $9.999548	$10.401014 $11.228789 $9.958681 $9.513983	4,652,635.118 5,220,210.685 3,775,134.284 1,158,801.050	287,876.497 304,278.973 137,431.910 86,336.103
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	339,038.598 472,371.877 497,742.472 452,357.793 350,201.422 50,867.318	51,687.702 58,370.135 54,615.055 58,274.557 40,531.568 17,393.577
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.671932 $10.453951 $9.998648	$11.799675 $12.671932 $10.453951	27,465.275 32,914.250 1,888.246	1,383.016 1,166.213 3,638.049
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	3,243,290.309 3,724,268.692 3,446,210.459 2,697,990.690 1,318,519.902 481,118.236	219,295.179 241,847.612 217,493.582 142,335.930 85,374.412 27,382.182
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	217,914.380 250,376.715 254,399.794 269,804.906 166,490.280 63,241.310	50,417.648 77,475.068 79,437.969 96,222.885 34,995.610 2,843.462
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	2,299,985.602 1,602,868.867 2,529,140.266 2,191,978.940 1,419,900.456 1,727,691.484	22,003.910 25,432.012 129,060.785 389,923.770 391,276.499 293,788.763
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.253760 $10.138010 $9.998648	$10.778162 $11.253760 $10.138010	346,442.263 561,530.426 584,082.591	5,074.038 3,341.876 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.844308 $10.207126 $9.998648	$11.193893 $11.844308 $10.207126	100,311.747 51,414.564 34,498.768	754.957 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.146176 $11.056146 $10.713764 $10.905604 $10.580949	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604	4,030,910.354 5,111,465.918 5,763,233.260 6,004,912.069 5,302,758.711	287,565.283 335,735.160 349,161.017 368,856.410 315,446.914
60

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	385,534.686 463,280.422 510,654.533 475,026.981 321,593.619 86,255.852	50,416.586 85,116.947 71,947.097 123,149.179 69,872.515 50,477.022
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.016157 $9.998521	$9.278751 $11.016157	51,605.391 19,368.393	3,075.860 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	225,375.400 241,957.863 267,965.672 185,124.496 138,837.629 45,252.660	11,813.321 20,551.711 20,065.931 18,927.320 16,528.296 212.264
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.125125 $14.292337 $14.811120 $13.551757 $12.548831 $10.000000	$18.596210 $19.125125 $14.292337 $14.811120 $13.551757 $12.548831	334,627.117 374,797.068 374,550.036 318,602.227 220,056.334 87,026.653	65,905.151 103,229.964 87,529.375 96,567.137 79,256.269 12,115.178
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.474173 $10.362453 $10.099672 $10.083675	$10.802256 $11.474173 $10.362453 $10.099672	2,657,211.398 2,626,584.225 2,842,297.992 2,885,567.764	184,342.764 233,286.455 206,699.293 209,496.466
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.115820 $11.158176 $10.675723 $10.625854	$11.955593 $13.115820 $11.158176 $10.675723	10,932,440.003 12,081,853.386 11,047,852.821 11,262,307.802	433,961.229 536,839.860 511,125.331 517,685.257
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.213930 $10.692895 $10.327498 $10.294434	$11.370312 $12.213930 $10.692895 $10.327498	17,475,466.595 19,815,444.618 21,026,241.857 22,553,575.372	847,088.980 919,846.361 1,021,475.856 1,027,373.063
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.994815 $9.824634 $9.757236	$9.821352 $9.994815 $9.824634	783,349.724 894,685.575 1,182,687.557	251,440.153 362,754.219 377,095.840
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	186,032.463 263,293.522 256,739.641 200,875.359 122,331.076 12,606.972	49,432.824 117,940.209 123,845.585 12,759.711 2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	833,156.141 1,426,154.763 1,256,831.186 1,085,894.934 837,321.324 158,057.554	277,537.753 536,836.134 564,964.063 512,188.209 478,670.027 166,792.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.221195 $10.326511 $10.568615 $11.103599	$10.670711 $11.221195 $10.326511 $10.568615	5,878,022.311 6,879,014.900 7,968,525.017 8,321,901.530	597,544.207 635,553.225 812,597.205 579,741.512
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	33,176,228.327 37,900,024.011 41,373,742.345 43,849,362.943 32,717,032.490 11,386,700.818	2,957,317.702 3,287,360.633 3,581,122.810 3,555,666.443 2,546,744.945 798,390.673
61

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	1,944,007.633 2,896,278.453 4,128,802.717 3,709,480.082 3,164,750.174 1,391,501.380	599,608.255 785,659.978 854,531.295 838,242.161 484,640.672 361,354.798
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	11,720,685.722 14,330,393.839 16,077,902.033 18,189,318.936 15,685,951.390 5,548,339.779	1,632,741.209 2,077,892.779 2,194,620.116 2,242,972.614 1,812,793.691 691,025.466
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	212,847.110 217,702.810 195,210.569 179,702.738 97,340.585 21,836.602	20,197.900 21,828.680 11,321.235 18,841.047 4,691.635 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.984443 $9.699566 $9.622392 $9.795954	$9.720065 $9.984443 $9.699566 $9.622392	2,027,617.739 2,660,893.620 2,714,265.079 2,698,951.372	454,472.638 607,221.188 696,687.609 703,918.348
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.406793 $10.044591 $9.993076 $10.701153	$10.751378 $11.406793 $10.044591 $9.993076	5,989,148.979 6,926,343.732 7,724,174.203 8,448,771.881	233,889.073 318,869.801 361,235.792 422,477.154
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	148,626.655 245,484.014 197,397.000 184,816.109 195,517.665 31,802.685	21,799.264 28,825.401 26,838.989 33,086.324 15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	768,482.850 1,119,971.239 979,522.859 897,268.173 635,617.289 162,884.426	329,329.645 587,495.983 572,024.370 520,458.178 448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.902462 $12.994015 $12.406103 $12.848437 $11.902102 $10.000000	$15.036253 $15.902462 $12.994015 $12.406103 $12.848437 $11.902102	56,064.911 92,007.984 80,767.378 68,046.806 57,645.986 13,478.492	2,579.904 4,759.854 1,756.070 3,116.279 3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	97,997.925 108,969.074 158,312.402 116,947.050 83,460.367 26,244.915	63,385.514 78,538.486 71,016.529 81,745.215 27,618.553 2,941.474
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.184152 $9.998521	$10.435474 $11.184152	33,328.053 4,272.400	1,378.899 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	202,058.510 337,232.034 301,358.135 317,232.511 222,562.763 80,969.535	38,573.174 66,115.077 64,825.173 61,614.906 24,046.726 0.000
62

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.816846 $9.599241 $9.171584 $10.025918	$9.830355 $10.816846 $9.599241 $9.171584	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.477108 $10.318476 $9.248473 $10.094748	$10.370052 $11.477108 $10.318476 $9.248473	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.735890 $9.919318 $9.574028 $10.024820	$10.095946 $10.735890 $9.919318 $9.574028	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.109038 $9.894846 $9.474537 $10.052137	$10.221935 $11.109038 $9.894846 $9.474537	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657	916.869 916.869 916.926 916.991 917.060 316.418
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	49,261.573 50,670.148 50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480	2,470.814 2,414.569 2,412.170 891.519 891.586 306,167
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573	3,936.519 843.864 843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089	3,749.742 3,961.019 3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	102,386.055 97,859.100 93,863.642 62,230.205 43,496.061 24,943.959	4,626.506 893.399 893.454 893.517 893.584 306.855
63

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100	0.000 0.000 51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	83,774.828 89,803.595 76,826.234 73,398.074 33,327.644 10,840.127	5,349.670 4,793.119 4,554.938 8,405.314 3,996.322 874.845
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	70,046.645 68,086.405 72,320.811 79,593.785 58,450.028 35,108.203	4,183.510 4,219.069 4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	25,131.627 23,659.703 15,256.906 16,383.539 7,080.418 2,394.411	2,671.809 2,643.024 2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	9,257.148 8,851.425 4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127	4,792.771 4,255.891 8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	2,553,830.900 2,531,134.973 1,538,083.138 312,767.949	74,232.764 79,506.979 41,719.140 29,954.489
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318	6,465.922 6,867.381 2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	180.586 2,386.749 2,206.028	0.000 0.000 0.000
64

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946	24,140.813 25,597.739 16,879.171 9,834.841 5,868.073 4,642.464
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486	5,069.525 4,974.289 13,702.573 13,181.159 3,004.891 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323	35,822.637 40,697.435 37,098.281 69,487.436 177,092.938 20,842.924
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	160,758.914 109,724.215 121,401.258	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	40,984.215 110.217 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2018 2017 2016 2015 2014	$12.231430 $11.117111 $10.756731 $10.932929 $10.596743	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929	1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186	107,137.958 126,243.853 146,573.925 140,032.535 86,264.053
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885	5,117.161 4,583.938 4,405.566 4,113.192 1,140.702 854.495
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	916.445 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075	2,304.017 2,479.574 2,245.743 1,273.012 1,181.460 2,596.771
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	37,167.103 39,422.144 37,002.240 18,106.338 10,443.257 6,832.618	3,196.769 842.484 4,692.741 4,493.731 3,834.095 3,834.403
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.554742 $10.419628 $10.140218 $10.123783	$10.894537 $11.554742 $10.419628 $10.140218	805,611.611 1,013,614.984 1,094,806.862 1,159,925.012	21,278.166 25,718.681 25,948.682 77,128.335
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.207882 $11.219717 $10.718558 $10.668096	$12.057698 $13.207882 $11.219717 $10.718558	3,997,645.220 4,489,919.334 4,335,761.945 4,571,391.860	202,401.343 218,576.150 226,066.033 228,939.774
65

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.299669 $10.751867 $10.368927 $10.335349	$11.467421 $12.299669 $10.751867 $10.368927	6,395,913.668 7,315,679.463 7,579,996.726 7,996,618.555	331,813.805 365,123.639 440,299.391 390,159.713
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.064979 $9.878813 $9.810440	$9.905232 $10.064979 $9.878813	256,544.674 323,509.562 388,303.437	19,374.499 15,378.952 15,079.019
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	11,634.411 20,067.413 20,762.439 18,990.152 14,794.869 9,473.375	5,570.039 5,869.064 2,873.329 205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	45,455.516 59,210.833 47,384.756 48,363.104 13,718.975 8,222.901	1,381.396 1,328.954 1,318.761 549.767 41.054 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.299974 $10.383466 $10.611010 $11.136967	$10.761862 $11.299974 $10.383466 $10.611010	2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972	186,436.660 203,262.711 211,333.233 197,075.933
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	11,478,018.517 13,036,082.049 14,581,221.436 15,477.858.340 12,187,086.849 4,153,049.354	1,325,471.373 1,473,997.422 1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	134,106.217 143,940.095 141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	921,293.299 1,001,722.850 1,043,001.393 447,757.940 324,414.451 167,039.670
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	32,427.388 59,172.248 52,228.770 40,030.272 11,736.698 4,582.366	1,989.043 0.000 0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	16,945.181 16,228.005 15,165.693 13,126.121 10,589.140 911.781	6,720.195 6,730.777 1,398.069 349.435 342.550 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.054518 $9.753044 $9.660981 $9.825389	$9.803056 $10.054518 $9.753044 $9.660981	678,170.620 800,507.068 852,612.512 867,471.453	69,792.988 69,517.575 68,890.316 68,790.581
66

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.486840 $10.099967 $10.033147 $10.733291	$10.843172 $11.486840 $10.099967 $10.033147	2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872	100,807.738 107,816.586 120,679.287 163,912.016
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	28,776.120 49,553.376 45,179.348 50,676.286 22,176.975 13,338.672	566.061 576.297 603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291	7,272.029 7,531.318 7,516.759 6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	4,552.490 36,554.801 36,531.161 35,446.170 532.878 557.189	603.811 639.973 656.952 663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000	1,109.699 1,029.649 1,053.376 1,014.790 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	31,566.483 32,908.338 32,649.136 27,846.539 20,269.017 2,683.729	3,129.696 0.000 3,787.096 3,787.389 3,787.673 3,787.978
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.860203 $9.623319 $9.180833 $10.025959	$9.884663 $10.860203 $9.623319 $9.180833	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.523100 $10.344340 $9.257796 $10.094789	$10.427343 $11.523100 $10.344340 $9.257796	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.778927 $9.944187 $9.583679 $10.024861	$10.151729 $10.778927 $9.944187 $9.583679	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.153553 $9.919649 $9.484091 $10.052178	$10.278395 $11.153553 $9.919649 $9.484091	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
67

X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	6,556.666 6,690.277 9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	60,074.035 57,708.609 48,425.764 43,397.324 14,836.998 3,032.105	11,519.288 14,619.904 11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560	7,045.967 7,401.318 3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769	8,137.618 8,138.614 8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	88,149.211 71,549.198 70,342.309 60,278.897 48,336.863 3,967.271	18,472.371 8,884.655 5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234	8,234.099 8,331.763 8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	74,277.297 82,747.174 84,361.938 71,779.179 48,597.327 5,426.899	10,753.668 15,896.521 8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	40,358.146 54,085.485 47,695.387 40,626.973 22,654.386 5,679.391	1,692.696 10,266.091 12,728.765 10,152.838 0.000 0.000
68

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	14,975.965 17,816.527 15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 0.000 0.000 6,583.318 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	18,212.682 18,425.956 19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217	4,487.857 17,074.924 17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.452712 $9.406713 $9.568485 $9.764245 $9.525381 $10.000000	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000	30,183.509 0.000 27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.169138 $9.925511 $9.501238 $9.999493	$10.325004 $11.169138 $9.925511 $9.501238	309,623.638 289,512.071 150,444.478 57,566.766	1,197.180 21,840.789 22,323.135 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970	14,475.983 16,892.171 16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.626893 $10.437566 $9.998484	$11.734128 $12.626893 $10.437566	3,002.573 2,444.320 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979	15,438.275 19,417.068 16,223.661 15,368.222 19,367.446 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843	1,273.873 1,274.421 1,274.972 1,275.456 1,275.957 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082	9,289.333 9,610.207 12,677.178 5,687.306 41,382.544 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.213769 $10.122115 $9.998484	$10.718300 $11.213769 $10.122115	26,065.271 11,785.645 16,786.788	5,321.565 5,399.856 0.000
69

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.802212 $10.191125 $9.998484	$11.131714 $11.802212 $10.191125	57,233.182 780.474 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.033520 $10.975426 $10.656801 $10.869310 $10.559938	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310	688,437.717 726,297.875 817,126.762 742,044.014 646,604.816	32,688.101 34,977.546 40,850.734 32,297.872 26,566.895
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900	2,998.780 20,484.185 15,848.513 14,528.836 553.167 523.863
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.001403 $9.998356	$9.247703 $11.001403	3,478.298 0.000	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473	13,098.830 10,532.956 6,597.840 7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$18.947806 $14.188028 $14.732426 $13.506693 $12.532091 $10.000000	$18.386793 $18.947806 $14.188028 $14.732426 $13.506693 $12.532091	44,949.037 55,677.811 56,026.291 56,769.404 22,183.400 1,511.133	9,777.344 12,776.973 12,919.510 14,549.413 6,918.076 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.367789 $10.286836 $10.045997 $10.030577	$10.680627 $11.367789 $10.286836 $10.045997	317,218.005 330,610.480 215,068.562 204,440.725	13,737.539 11,568.420 18,674.231 21,906.547
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.994188 $11.076736 $10.618972 $10.569889	$11.820934 $12.994188 $11.076736 $10.618972	1,254,318.619 1,360,098.213 1,111,646.403 892,504.923	112,789.927 123,435.984 124,429.338 85,400.703
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.100668 $10.614849 $10.272607 $10.240224	$11.242256 $12.100668 $10.614849 $10.272607	1,290,253.547 1,255,207.318 1,262,054.074 1,241,819.585	222,135.572 214,636.820 220,057.385 196,587.091
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.902089 $9.752899 $9.686786	$9.710708 $9.902089 $9.752899	276,258.178 199,467.303 181,510.166	20,923.723 22,429.833 22,248.021
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	20,278.072 61,146.439 32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	47,259.391 55,608.726 77,306.783 80,374.625 26,566.340 6,008.446	5,576.359 7,850.628 15,270.734 14,690.235 12,734.689 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.117130 $10.251137 $10.512445 $11.059341	$10.550532 $11.117130 $10.251137 $10.512445	609,012.485 660,117.180 691,282.088 624,828.066	7,299.923 13,171.242 12,320.894 15,246.698
70

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	202,062.266 217,907.939 204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.446976 $10.501545 $10.278238 $10.524635 $10.204584 $10.000000	$10.831987 $11.446976 $10.501545 $10.278238 $10.524635 $10.204584	302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111	13,217.254 13,368.483 19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	220,012.470 232,664.851 349,166.994 393,437.249 474,131.875 309,942.162
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	22,724.001 30,630.141 30,192.931 22,164.920 17,616.386 2,073.137	1,152.282 1,319.836 1,471.965 750.608 826.178 879.797
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.891823 $9.628744 $9.571222 $9.756885	$9.610570 $9.891823 $9.628744 $9.571222	257,500.183 306,344.622 331,994.542 256,226.179	81,407.327 81,506.489 90,297.440 54,207.755
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.300987 $9.971254 $9.939946 $10.658477	$10.630273 $11.300987 $9.971254 $9.939946	921,311.299 955,205.891 953,081.447 980,712.262	35,004.466 46,691.849 72,758.748 75,759.598
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	33,010.342 37,508.160 41,587.288 44,061.410 20,777.098 8,039.206	5,280.195 6,465.922 6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959	8,677.372 11,252.919 11,633.314 10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.755005 $12.899171 $12.340155 $12.805686 $11.886217 $10.000000	$14.866909 $15.755005 $12.899171 $12.340155 $12.805686 $11.886217	21,621.944 22,952.097 37,093.795 40,053.801 17,942.765 6,508.897	0.000 0.000 0.000 0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000	647.598 586.342 570.623 552.408 548.753 514.886
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.169170 $9.998356	$10.400580 $11.169170	16.115 0.000	0.000 0.000
71

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	63,603.272 72,430.466 70,976.762 59,368.306 40,316.323 3,649.583	9,556.439 12,748.571 13,370.947 13,615.598 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.759345 $9.567269 $9.159266 $10.025863	$9.758440 $10.759345 $9.567269 $9.159266	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.416104 $10.284108 $9.236054 $10.094693	$10.294187 $11.416104 $10.284108 $9.236054	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.678842 $9.886292 $9.561181 $10.024765	$10.022120 $10.678842 $9.886292 $9.561181	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.049995 $9.861893 $9.461824 $10.052083	$10.147187 $11.049995 $9.861893 $9.461824	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	110,305.459 101,931.635 103,344.061 108,369.734 81,020.802 58,159.861	0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	439,154.006 459,154.293 416,577.523 378,916.414 210,244.968 84,301.684	37,885.528 39,230.769 33,668.898 22,555.461 12,929.527 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	387,147.748 373,098.250 354,306.620 129,465.970 84,420.926 28,670.208	1,292.062 1,292.062 1,292.062 1,292.062 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	610,657.646 591,118.538 512,998.655 386,765.862 183,200.735 88,512.783	17,380.491 16,971.754 18,834.121 13,108.322 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	317,476.339 316,441.741 313,787.018 277,566.627 127,507.280 44,091.114	16,636.435 12,774.308 15,299.527 7,079.262 1,191.830 0.000
72

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	434,496.166 428,965.984 385,929.153 341,886.626 117,470.611 31,502.074	54,625.105 5,265.066 3,628.369 2,796.999 15,699.939 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	142,825.237 127,424.454 116,027.974 64,828.891 45,719.731 13,141.248	2,431.445 2,323.744 2,177.198 2,177.606 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	765,109.270 777,608.913 705,896.451 616,608.706 279,874.719 96,693.583	61,410.380 49,849.785 42,288.414 37,643.192 21,243.648 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	195,762.386 201,057.913 190,049.345 178,370.115 85,846.326 39,168.540	2,928.437 27,809.674 30,915.814 25,487.520 233.954 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	185,343.634 202,464.048 194,493.590 130,608.979 76,688.615 45,387.595	1,992.190 2,344.322 1,384.230 708.193 13,110.657 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	23,703.590 22,961.081 24,574.701 21,957.091 16,401.849 5,693.321	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	579,662.966 281,296.444 391,135.740 384,028.451 268,489.196 304,703.505	19,200.456 22,284.848 47,264.770 61,862.441 39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	617,539.954 0.000 378,141.994 207,941.319 0.000 0.000	5,082.196 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.28789 $9.958681 $9.513983 $9.999548	$10.401014 $11.28789 $9.958681 $9.513983	1,287,049.056 996,781.715 532,434.301 137,851.607	40,334.009 37,904.164 17,291.115 2,591.378
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.546149 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$13.503417 $15.546149 $13.609114 $12.073363 $12.763329 $11.592033	122,938.628 121,603.426 130,464.286 106,385.902 70,215.684 29,345.321	80,959.563 82,492.440 80,602.059 61,101.456 735.115 0.000
73

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.671932 $10.453951 $9.998648	$11.799675 $12.671932 $10.453951	5,385.657 7,930.464 1,914.929	2,132.925 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	557,601.992 600,236.174 507,861.362 303,497.161 231,604.940 152,276.630	77,018.365 86,730.024 62,496.075 8,098.932 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	99,836.355 122,283.050 126,031.307 106,212.446 65,088.757 25,062.523	3,815.826 4,530.805 5,523.241 1,088.278 290.463 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	703,951.474 535,861.353 651,219.695 256,144.371 272,381.377 273,237.858	37,182.774 50,624.103 62,393.394 123,950.244 129,198.067 54,116.854
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.253760 $10.138010 $9.998648	$10.778162 $11.253760 $10.138010	173,235.194 60,289.381 56,026.628	3,822.633 3,248.739 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.844308 $10.207126 $9.998648	$11.193893 $11.844308 $10.207126	103,494.597 93,869.190 85,587.877	0.000 2,184.420 2,184.903
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.146176 $11.056146 $10.713764 $10.905604 $10.580949	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604	1,534,063.176 1,694,972.952 1,790,479.197 1,763,861.611 1,477,360.858	183,584.986 201,030.005 244,211.712 237,385.769 210,272.067
TA Greystone International Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	96,364.607 111,727.107 127,468.738 98,424.016 29,813.216 11,128.316	8,706.474 58,054.090 43,112.311 32,549.782 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.016157 $9.998521	$9.278751 $11.016157	4,592.515 416.006	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	123,192.706 110,703.960 114,425.072 102,490.632 51,016.607 20,575.953	33,663.487 6,492.854 277.359 263.805 244.915 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.125125 $14.292337 $14.811120 $13.551757 $12.548831 $10.000000	$18.596210 $19.125125 $14.292337 $14.811120 $13.551757 $12.548831	120,316.251 133,209.683 116,242.016 90,136.861 27,832.345 8,425.958	35,182.913 34,813.585 31,004.285 32,628.453 13,767.379 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.474173 $10.362453 $10.099672 $10.083675	$10.802256 $11.474173 $10.362453 $10.099672	754,096.688 813,306.405 928,990.251 856,205.460	96,317.620 110,090.658 123,164.421 115,304.740
74

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.115820 $11.158176 $10.675723 $10.625854	$11.955593 $13.115820 $11.158176 $10.675723	2,734,291.082 2,783,863.892 2,611,047.672 2,283,550.929	163,527.290 142,954.941 84,467.670 79,227.937
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.213930 $10.692895 $10.327498 $10.294434	$11.370312 $12.213930 $10.692895 $10.327498	4,818,916.902 4,764,598.016 5,051,028.756 5,248,318.848	372,055.649 341,755.637 381,110.935 382,773.770
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$9.994815 $9.824634 $9.757236	$9.821352 $9.994815 $9.824634	613,452.382 618,838.598 612,294.356	75,346.037 76,813.683 91,888.994
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	81,656.696 98,886.101 80,987.930 58,688.900 46,929.107 20,380.021	621.378 631.728 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	468,091.292 478,631.512 442,182.240 364,683.580 179,960.749 41,446.858	7,709.129 7,461.847 32,321.750 25,749.865 14,642.890 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.221195 $10.326511 $10.568615 $11.103599	$10.670711 $11.221195 $10.326511 $10.568615	1,581,490.810 1,824,651.236 2,004,824.695 1,961,794.390	166,165.493 189,476.685 191,782.753 176,698.012
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	8,083,486.349 8,336,482.292 8,613,943.715 8,441,505.556 5,869,627.642 1,726,331.463	438,406.096 487,616.895 537,203.307 503,966.935 328,294.369 116,149.251
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	1,478,552.329 1,006,443.178 1,054,917.409 883,815.205 645,122.969 239,796.021	98,878.028 119,523.175 168,193.471 170,754.765 166,405.891 57,881.192
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	3,385,105.772 4,255,065.079 4,213,117.486 4,554,813.515 3,576,273.140 969,869.167	548,232.454 538,517.933 533,647.594 550,928.252 496,920.946 210,717.506
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	88,767.492 124,746.928 111,495.989 77,858.122 41,984.642 21,779.951	2,167.478 731.597 1,128.897 188.886 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$9.984443 $9.699566 $9.622392 $9.795954	$9.720065 $9.984443 $9.699566 $9.622392	902,718.866 876,803.271 890,505.093 796,238.145	120,720.569 136,175.324 135,630.230 119,813.991
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.406793 $10.044591 $9.993076 $10.701153	$10.751378 $11.406793 $10.044591 $9.993076	2,327,977.851 2,990,744.198 3,112,988.394 3,239,400.920	219,694.041 92,850.605 109,899.216 140,604.449
75

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	172,830.209 158,587.086 158,875.374 112,488.186 78,004.681 42,702.022	15,704.568 16,859.775 18,888.818 14,949.583 7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	446,090.872 462,544.776 416,228.878 392,039.879 179,964.924 39,600.053	33,424.485 31,143.361 29,528.216 24,465.957 14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.902462 $12.994015 $12.406103 $12.848437 $11.902102 $10.000000	$15.036253 $15.902462 $12.994015 $12.406103 $12.848437 $11.902102	54,408.074 67,836.375 72,640.289 63,474.880 22,093.884 6,590.024	0.000 0.000 177.889 0.000 14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	61,924.867 59,999.305 54,355.635 48,287.686 16,873.801 4,438.711	488.752 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.184152 $9.998521	$10.435474 $11.184152	30,672.108 9,984.182	2,261.283 578.250
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	95,241.135 122,298.400 107,747.221 143,528.414 66,253.371 66,386.607	32,317.951 35,719.524 33,680.758 30,544.032 0.000 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.816846 $9.599241 $9.171584 $10.025918	$9.830355 $10.816846 $9.599241 $9.171584	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.477108 $10.318476 $9.248473 $10.094748	$10.370052 $11.477108 $10.318476 $9.248473	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.735890 $9.919318 $9.574028 $10.024820	$10.095946 $10.735890 $9.919318 $9.574028	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.109038 $9.894846 $9.474537 $10.052137	$10.221935 $11.109038 $9.894846 $9.474537	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832	521.013 3,680.711 0.000 0.000 0.000 0.000
76

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	12,809.853 13,184.772 13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.794	12,229.350 6,815.823 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280	6,468.324 6,905.184 7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830	7,301.310 10,348.269 10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	37,807.979 39,335.395 28,857.342 37,311.146 13,850.687 4,393.718	2,168.816 8,385.552 2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780	1,432.214 1,432.321 1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	133,084.497 93,246.998 59,810.170 70,207.323 40,929.381 2,648.529	2,881.792 1,297.925 1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	44,067.918 46,315.041 31,514.374 27,524.821 17,024.895 6,157.133	5,369.123 5,501.256 5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	21,570.485 30,678.264 20,872.593 7,672.671 2,322.768 329.048	2,730.600 2,730.803 2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	3,015.191 1,730.254 1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
77

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028	6,206.619 3,473.520 31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.273779 $9.983636 $9.523565 $9.999589	$10.458472 $11.273779 $9.983636 $9.523565	407,048.726 381,265.229 294,753.096 154,755.213	53,818.759 57,359.617 19,169.112 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992	2,990.860 2,911.231 2,923.173 3,037.201 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$12.705812 $10.466249 $9.998771	$11.849103 $12.705812 $10.466249	2,247.651 2,132.642 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822	31,195.938 35,802.583 14,400.859 3,458.811 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881	2,992.100 4,956.654 4,773.092 2,628.568 1,651.335 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010	47,201.636 11,458.893 11,479.840 14,445.096 47,232.910 5,372.471
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.283871 $10.149951 $9.998771	$10.823311 $11.283871 $10.149951	62,022.899 32,420.703 21,045.597	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2018 2017 2016	$11.875999 $10.219150 $9.998771	$11.240798 $11.875999 $10.219150	18,688.422 1,240.431 789.832	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2018 2017 2016 2015 2014	$12.231430 $11.117111 $10.756731 $10.932929 $10.596743	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929	833,298.054 871,291.431 896,637.676 791,918.911 575,485.283	28,934.300 29,086.178 32,393.126 30,150.214 38,773.744
78

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Greystone International Growth - Service Class(5) Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	41,396.599 35,619.694 27,792.406 19,272.819 14,411.718 902.411	2,576.352 2,427.929 2,544.300 2,289.919 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.027259 $9.998644	$9.302137 $11.027259	2,726.758 2,588.963	0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771	874.493 896.758 919.705 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$19.259319 $14.371129 $14.870510 $13.585709 $12.561405 $10.000000	$18.754974 $19.259319 $14.371129 $14.870510 $13.585709 $12.561405	46,992.659 47,292.026 40,436.435 74,367.030 2,945.908 3,295.572	47.759 1,899.343 48.200 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class(6) Subaccount inception date December 22, 2015	2018 2017 2016 2015	$11.554742 $10.419628 $10.140218 $10.123783	$10.894537 $11.554742 $10.419628 $10.140218	577,365.333 510,701.495 274,089.829 298,760.640	14,733.341 10,746.585 6,444.371 6,446.225
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(7) Subaccount inception date December 22, 2015	2018 2017 2016 2015	$13.207882 $11.219717 $10.718558 $10.668096	$12.057698 $13.207882 $11.219717 $10.718558	839,321.800 848,455.881 734,739.428 663,103.276	89,857.156 47,629.013 35,200.153 47,077.128
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount inception date December 22, 2015	2018 2017 2016 2015	$12.299669 $10.751867 $10.368927 $10.335349	$11.467421 $12.299669 $10.751867 $10.368927	1,755,365.264 1,738,123.588 1,753,022.352 1,750,782.475	25,325.776 26,381.264 27,975.783 28,690.952
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2018 2017 2016	$10.064979 $9.878813 $9.810440	$9.905232 $10.064979 $9.878813	190,603.370 168,874.265 185,331.545	12,638.754 8,634.775 10,658.494
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	27,847.775 40,778.028 25,731.864 8,182.746 2,074.721 0.000	690.604 708.188 726.310 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	47,760.143 52,457.626 46,504.640 27,815.391 20,951.676 2,471.024	1,036.612 2,363.501 2,372.616 2,318.462 2,384.885 1,069.548
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.299974 $10.383466 $10.611010 $11.136967	$10.761862 $11.299974 $10.383466 $10.611010	803,628.509 952,440.034 945,729.337 873,993.923	27,970.489 28,509.324 68,998.581 69,468.896
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	173,224.759 176,387.101 171,863.094 167,053.855 78,713.321 2,193.374
79

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411	27,432.886 18,902.420 21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	103,878.553 128,916.055 146,194.092 151,303.992 92,786.203 28,550.047
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	45,079.751 43,456.991 24,736.536 32,460.757 15,492.823 13,726.551	638.995 2,800.420 3,019.165 2,341.804 2,463.820 0.000
TA Multi-Manager Alternative Strategies - Service Class Subaccount inception date November 4, 2013	2018 2017 2016 2015 2014 2013	$9.992379 $9.682095 $9.633965 $10.360804 $10.215816 $10.000000	$9.387149 $9.992379 $9.682095 $9.633965 $10.360804 $10.215816	6,059.833 1,563.439 1,409.642 97.291 85.504 0.000	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.054518 $9.753044 $9.660981 $9.825389	$9.803056 $10.054518 $9.753044 $9.660981	387,057.423 419,575.612 400,252.985 343,365.880	11,187.320 11,183.893 15,230.371 13,091.647
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.486840 $10.099967 $10.033147 $10.733291	$10.843172 $11.486840 $10.099967 $10.033147	804,451.551 846,649.862 891,431.770 889,317.117	52,230.421 53,674.933 41,817.755 42,527.308
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	26,914.912 26,421.836 29,713.242 45,127.295 12,120.022 0.000	3,466.286 3,532.750 3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614	909.260 2,198.529 2,196.281 2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$16.014029 $13.065637 $12.455840 $12.880606 $11.914030 $10.000000	$15.164619 $16.014029 $13.065637 $12.455840 $12.880606 $11.914030	1,057.981 1,000.787 1,035.796 1,076.790 2,080.534 2,317.261	415.441 3,042.908 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000	921.801 945.270 969.459 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount inception date May 1, 2017	2018 2017	$11.195411 $9.998644	$10.461768 $11.195411	2,305.946 0.000	0.000 0.000
80

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2018 2017 2016 2015 2014 2013	$17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	12,596.840 9,501.141 9,148.504 10,689.182 4,947.493 0.000	4,678.445 6,115.150 6,318.613 1,306.023 1,361.806 0.000
Voya Global Perspectives® Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.860203 $9.623319 $9.180833 $10.025959	$9.884663 $10.860203 $9.623319 $9.180833	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Large Cap Value Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.523100 $10.344340 $9.257796 $10.094789	$10.427343 $11.523100 $10.344340 $9.257796	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Conservative Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$10.778927 $9.944187 $9.583679 $10.024861	$10.151729 $10.778927 $9.944187 $9.583679	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Voya Strategic Allocation Moderate Portfolio - Class S(4) Subaccount inception date May 1, 2015	2018 2017 2016 2015	$11.153553 $9.91649 $9.484091 $10.052178	$10.278395 $11.153553 $9.919649 $9.484091	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.14% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(6)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
81

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
After July 1, 2018	1.35%	1.45%
New york Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
After February 1, 2018	1.35%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
After February 1, 2018	7.20%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
82

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%
New York single life Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
February 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 6.00%
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	N/A 4.00% 5.15% 5.40% 5.50% 5.75%
New York Joint life Withdrawal Percentages
Date	Age at time of first withdrawal	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
83

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Joint Life Percentage
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.70% 5.70%
February 1, 2018 to February 28, 2019	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.50%
After March 1, 2019	0-61 62-64 65-74 75-79 ≥80	N/A 3.50% 4.50% 5.00% 5.25%
84

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
After March 1, 2019	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
new york Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
After March 1, 2019	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
85

Prior Withdrawal and Growth Percentages — (Continued)
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
After March 1, 2019	6.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%
New york Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
After March 1, 2019	0-58 59-64 65-66 67-69 70-74 75-79 ≥80	0.00% 4.00% 5.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.05% 4.25% 4.70% 5.00% 5.50%
86

F I N A N C I A L   S T A T E M E N T S – S T A T U T O R Y   B A S I S

A N D   S U P P L E M E N T A R Y   I NF O R M AT I O N

Transamerica Life Insurance Company

Years Ended December 31, 2018, 2017 and 2016

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory balance sheets of Transamerica Life Insurance Company (the “Company”) as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017 or the results of its operations or its cash flows for the years ended December 31, 2018, 2017, and 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017 and the results of its operations and its cash flows for the years ended December 31, 2018, 2017, and 2016, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Firebird Re Corp (FReC) into the Company on October 1, 2018 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Summary of Investments - Other Than Investments in Related Parties of the Company as of December 31, 2018 and the Supplementary Insurance Information and Reinsurance of the Company as of December 31, 2018, 2017, and 2016 and for the years then ended are presented for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2019

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2018	2017
Admitted assets
Cash, cash equivalents and short-term investments	$2,216,702	$1,900,643
Bonds	26,467,809	28,033,583
Preferred stocks	97,382	103,437
Common stocks	2,998,481	2,954,730
Mortgage loans on real estate	4,574,654	4,202,142
Real estate	114,446	189,044
Policy loans	551,658	580,338
Securities lending reinvested collateral assets	1,670,537	2,460,919
Derivatives	1,923,048	801,215
Other invested assets	1,658,658	1,637,441

Total cash and invested assets	42,273,375	42,863,492

Accrued investment income	399,446	389,011
Premiums deferred and uncollected	115,210	108,500
Current federal income tax recoverable	–	822,090
Net deferred income tax asset	616,798	534,723
Variable annuity reserve hedge offset deferral	231,853	86,794
Other assets	1,461,317	1,210,199
Separate account assets	71,917,551	80,820,068

Total admitted assets	$117,015,550	$126,834,877

Liabilities and capital and surplus

Aggregate reserves for policies and contracts	$25,906,526	$25,749,685
Policy and contract claim reserves	485,636	399,919
Liability for deposit-type contracts	915,773	1,042,297
Other policyholders’ funds	17,582	17,782
Transfers from separate accounts due or accrued	(1,009,941)	(1,282,980)
Funds held under reinsurance treaties	3,785,867	3,504,298
Asset valuation reserve	683,668	698,859
Interest maintenance reserve	290,361	479,605
Derivatives	933,049	794,861
Payable for collateral under securities loaned and other transactions	2,849,569	2,866,693
Borrowed money	3,042,853	4,163,554
Other liabilities	1,418,761	959,829
Separate account liabilities	71,917,550	80,820,067

Total liabilities	111,237,254	120,214,469
Total capital and surplus	5,778,296	6,620,408

Total liabilities and capital and surplus	$117,015,550	$126,834,877

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2018	2017	2016
Revenues
Premiums and other considerations	$11,422,235	$(3,130,626)	$14,078,543
Net investment income	1,610,651	2,433,048	2,444,917
Commissions and expense allowances on reinsurance ceded	835,062	608,958	394,708
Reserve adjustment on reinsurance ceded	(67,838)	(1,210,892)	13,653
Consideration received on reinsurance recapture and novations	217,258	462,313	7,326
Separate accounts net gain from operations	-	139,852	-
Fee revenue and other income	1,830,164	1,844,079	1,679,532

Total revenue	15,847,532	1,146,732	18,618,679

Benefits and expenses
Death benefits	1,588,268	1,428,999	1,543,390
Annuity benefits	1,068,107	1,098,585	1,304,475
Accident and health benefits	295,343	141,823	327,969
Surrender benefits	14,680,368	13,050,057	10,418,017
Other benefits	132,097	131,327	155,409
Net increase (decrease) in reserves	156,841	(12,630,602)	1,526,057
Commissions	886,178	901,852	1,057,363
Net transfers to (from) separate accounts	(3,475,926)	(2,037,592)	729,211
IMR adjustment due to reinsurance	(13,229)	(2,065,984)	81,293
General insurance expenses and other	1,205,559	1,021,021	1,020,330

Total benefits and expenses	16,523,606	1,039,486	18,163,514

Gain (loss) from operations before dividends and federal income taxes	(676,074)	107,246	455,165

Dividends to policyholders	5,953	8,057	5,969

Gain (loss) from operations before federal income taxes	(682,027)	99,189	449,196
Federal income tax (benefit) expense	(29,827)	(1,047,090)	(138,751)

Net gain (loss) from operations	(652,200)	1,146,279	587,947
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(686,354)	(542,579)	(307,183)

Net income (loss)	$(1,338,554)	$603,700	$280,764

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

Balance at January 1, 2016	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
As originally presented	$6,762	$1,597	$(58,000)	$150,000	$3,096,538	$2,292	$2,255,496	5,454,685
Merger of Firebird Re Corp (FREC)	-	-	-	-	950,000	-	424,816	1,374,816
Balance at January 1, 2016 (FREC Merger)	6,762	1,597	(58,000)	150,000	4,046,538	2,292	2,680,312	6,829,501
Net income (loss)	-	-	-	-	-	-	280,764	280,764
Change in net unrealized capital gains/losses, net of taxes	-	-	-	-	-	575,869	(536,884)	38,985
Change in net deferred income tax asset	-	-	-	-	-	-	189,046	189,046
Change in nonadmitted assets	-	-	-	-	-	-	111,753	111,753
Cumulative effect of change in accounting principle	-	-		-	-	-	(276,056)	(276,056)
Change in asset valuation reserve	-	-	-	-	-	-	58,227	58,227
Change in surplus in separate accounts	-	-		-	-	-	2,604	2,604
Dividends to stockholders	-	-	-	-	-	-	(385,630)	(385,630)
Return of capital	-	-	-	-	(389,056)	-	-	(389,056)
Other changes - net	-	(315)		-	(3,652)	(225)	11,455	7,263
Balance at December 31, 2016	$6,762	$1,282	$(58,000)	$150,000	$3,653,830	$577,936	$2,135,591	$6,467,401
Net income (loss)	-	-	-	-	-	-	603,700	603,700
Change in net unrealized capital gains/losses, net of taxes	-	-	-	-	-	(489,076)	1,162,662	673,586
Change in net deferred income tax asset	-	-	-	-	-	-	(902,675)	(902,675)
Change in nonadmitted assets	-	-	-	-	-	-	455,996	455,996
Change in asset valuation reserve	-	-	-	-	-	-	118,144	118,144
Change in surplus in separate accounts	-	-	-	-	-	-	(117,876)	(117,876)
Change in surplus as a result of reinsurance	-	-	-	-	-	-	230,908	230,908
Dividends to stockholders	-	-	-	-	-	-	(480,523)	(480,523)
Return of capital	-	-	-	-	(422,572)	-	-	(422,572)
Other changes - net	-	(298)	-	-	(626)	981	(5,738)	(5,681)
Balance at December 31, 2017	$6,762	$984	$(58,000)	$150,000	$3,230,632	$89,841	$3,200,189	$6,620,408

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2017	$6,762	$984	$ (58,000)	$150,000	$3,230,632	$89,841	$3,200,189	$6,620,408
Net income (loss)	-	-	-	-	-	-	(1,338,554)	(1,338,554)
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	145,059	1,105,421	1,250,480
Change in net deferred income tax asset	-	-	-	-	-	-	167,651	167,651
Change in nonadmitted assets	-	-	-	-	-	-	45,136	45,136
Change in asset valuation reserve	-	-	-	-	-	-	15,191	15,191
Change in surplus as a result of reinsurance	-	-	-	-	-	-	17,616	17,616
Return of capital	-	-	-	-	(558,740)	-	-	(558,740)
Dividends to stockholders	-	-	-	-	-	-	(424,567)	(424,567)
Other changes - net	-	(559)	-	-	2,576	(3,047)	(15,295)	(16,325)

Balance at December 31, 2018	$6,762	$425	$(58,000)	$150,000	$2,674,468	$231,853	$2,772,788	$5,778,296

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2018	2017	2016
Operating activities
Premiums and annuity considerations	$11,422,390	$5,413,864	$12,213,919
Net investment income	1,728,466	2,416,637	2,274,152
Other income	2,749,714	6,752,780	2,103,378
Benefit and loss related payments	(17,799,778)	(15,725,651)	(13,440,153)
Net transfers from separate accounts	3,746,156	2,315,254	(601,686)
Commissions and operating expenses	(1,852,164)	(2,012,766)	(2,029,374)
Dividends paid to policyholders	(6,350)	(7,348)	(6,935)
Federal income taxes (paid) received	936,341	486,361	(214,756)

Net cash provided by (used in) operating activities	924,775	(360,869)	298,545

Investing activities
Proceeds from investments sold, matured or repaid	$8,587,250	$9,911,821	$13,351,892
Costs of investments acquired	(7,266,323)	(7,968,737)	(15,148,007)
Net change in policy loans	28,681	27,407	41,992
Net cost of investments acquired	(7,237,642)	(7,941,330)	(15,106,015)

Net cash provided by (used in) investing activities	$1,349,608	$1,970,491	$(1,754,123)

Financing and miscellaneous activities
Capital and paid in surplus received (returned)	$(556,833)	$(434,179)	$(408,074)
Dividends to stockholders	(364,220)	(480,523)	(385,630)
Net deposits (withdrawals) on deposit-type contracts	(140,549)	(2,121,885)	(213,365)
Net change in borrowed money	(1,125,180)	1,884,482	1,770,364
Net change in funds held under reinsurance treaties	(271,793)	(75,583)	(63,372)
Net change in payable for collateral under securities lending and other transactions	(18,578)	(151,384)	(800,797)
Other cash (applied) provided	518,829	58,364	670,775

Net cash provided by (used in) financing and miscellaneous activities	(1,958,324)	(1,320,708)	569,901
Net increase (decrease) in cash, cash equivalents and short-term investments	316,059	288,914	(885,677)
Cash, cash equivalents and short-term investments:
Beginning of year	1,900,643	1,611,729	2,497,406

End of year	$2,216,702	$1,900,643	$1,611,729

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2018	2017	2016

Non-cash activities during the year not included in the Statutory Statement of Cash Flows:

Non-cash dividend to parent company	$60,347	$-	$-
Investments received for insured securities losses	16,489	-	-
Write off of prepaid real estate related assets	2,727	-	-
Non-cash capital contribution to investment subsidiary	1,971	-	-
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	-	7,196,754	-
Transfer of bonds, mortgage loans, and derivatives related to affiliated reinsurance amendment	-	5,650,741	2,648,094
Transfer of bonds to settle reinsurance obligations	-	22,479	2,556
Asset transfer of ownership between hedge funds	-	62,567	-

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December  31, 2018

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2018, the Company completed a merger with Firebird Re Corp (FReC), an Arizona-domiciled affiliate. On January 1, 2016, the Company completed a merger with Global Preferred Re Limited (GPRe), a Bermuda-domiciled affiliate. The mergers were accounted for in accordance with the Statement of Statutory Accounting Principles (SAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the mergers were combined and the recorded assets, liabilities and surplus of FReC and GPRe on a US statutory basis were carried forward to the merged company. As a result of the mergers, FReC and GPRe’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock. As a result of the merger, the business previously ceded from the Company to FReC and GPRe is no longer reflected as ceded risk in the restated merged financials.

Summarized financial information for the company and FReC presented separately for periods prior to the merger is as follows:

	Year Ended December 31 2017	Year Ended December 31 2016
Revenues:
Company	$907,248	$18,431,210
FReC	239,484	187,469

	$1,146,732	$18,618,679

Net income (loss):
Company	$520,708	$332,890
FReC	82,992	(52,126)

	$603,700	$280,764

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31 2017
Assets:
Company	$125,311,106
FReC	1,523,771
Change in deferred tax admissibility due to merger	–

$126,834,877

Liabilities:
Company	$119,892,350
FReC	322,119
Change in deferred tax admissibility due to merger	–

$120,214,469

Capital and surplus:
Company	$5,418,756
FReC	1,201,652
Change in deferred tax admissibility due to merger	–

$6,620,408

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers, and financial institutions.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements:

The Company, with the permission of the Iowa Commissioner of Insurance, is allowed special accounting treatment for certain hedges of interest rate exposures on variable annuity products that would not otherwise conform to current accounting guidance under Statement of Statutory Accounting Principle (SSAP) No. 86 – Derivatives of the NAIC SAP. The Company recognizes a reserve hedge offset deferral for the difference between the hedge results associated with a highly effective clearly defined hedge strategy related to variable annuity interest rate risks and the corresponding interest-rate related impact to variable annuity results. During 2018, 2017 and 2016, the deferral was granted and will be amortized through special surplus funds, change in net unrealized capital gains (losses) financial statement line, on a straight line basis over a period of 10 years beginning in the period of deferral. The Company may request permission from the IID for the deferral annually.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2018	2017	2016
Net income (loss), State of Iowa basis				$(1,338,554)	$603,700	$280,764
State prescribed practices that are an increase(decrease) from NAIC SAP: Separate account asset valuation	56	NA	NA	-	-	-

State permitted practices that are an increase(decrease) from NAIC SAP: Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	-	-	-

Net income (loss), NAIC SAP				$(1,338,554)	$603,700	$280,764

Statutory surplus, state of Iowa basis	XXX	XXX	XXX	$5,778,296	$6,620,408	$6,467,401
State prescribed practices that are an increase(decrease) from NAIC SAP: Separate account asset valuation	56	NA	NA	-	-	-

State permitted practices that are an increase(decrease) from NAIC SAP: Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	(231,853)	(86,794)	(575,869)

Statutory surplus, NAIC SAP	XXX	XXX	XXX	$5,546,443	$6,533,614	$5,891,532

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are primarily reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a USD denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of receivables from reinsurance, accounts receivable and company owned life insurance. Company owned life insurance is carried at cash surrender value.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under NAIC SAP.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries and affiliated companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Corrections of Errors

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective December 31, 2018, the NAIC adopted revisions to SSAP No. 21, Other Admitted Assets. Revisions incorporated accounting guidance for structured settlement income streams acquired by insurers as investments. Periodic-certain structured settlements acquired in accordance with all state and federal laws are to be reported as admitted assets. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2018, the NAIC adopted revisions to SSAP No. 100, Fair Value, which allow net asset value (NAV) per share as a practical expedient to fair value, either when specifically named in a SSAP or when specific conditions exist. The revisions adopt ASU 2009-12: Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent) and ASU 2015-07: Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent). The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company does not use NAV as a practical expedient.

Prior Period Correction

During 2018, management identified and corrected errors in the calculation of Related Party balances received and paid. Amounts received from related parties for 2017 and 2016 were understated by $207,569 and $202,159, respectively. Amounts paid to related parties for 2017 and 2016 were understated by $167,018 and $193,093, respectively. This is reflected in the Related Party disclosure in Note 13. The error did not affect any other footnotes or the financial statements.

Change in Accounting Principles

The Company has certain liabilities associated with financial instruments activity including securities lending collateral payable, derivative cash collateral payable, and dollar repurchase agreements. During 2018, Management determined that including these liabilities as part of Note 4 provides the user improved clarity, information, and usefulness. This change is noted as a change in accounting principle and was implemented on a prospective basis beginning in 2018.

Reclassifications

The Company reclassified certain balances within the statutory basis financial statement presentation on the Balance Sheets, Statements of Operations and Statements of Cash Flows to better align with industry practice. All prior period amounts were reclassified to conform with the current period presentation. The Company did not change any financial statement totals reported in the prior periods as a result of reclassifications.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price & spot rates at the balance sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2018 and 2017, respectively:

	December 31, 2018
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,857,985	$1,857,985	$1,333,140	$524,845	$–	$–
Short-term notes receivable from affiliates	261,000	261,000	–	261,000	–	–
Bonds	27,150,574	26,467,809	6,777,150	19,937,391	436,033	–
Preferred stocks, other than affiliates	91,213	97,382	–	88,216	2,997	–
Common stocks, other than affiliates	171,979	171,979	15,401	6	156,572	–
Mortgage loans on real estate	4,621,578	4,574,654	–	–	4,621,578	–
Other invested assets	240,960	214,317	–	229,234	11,726	–
Derivative assets:
Options	835,056	835,056	–	835,056	–	–
Interest rate swaps	708,359	708,707	–	708,359	–	–
Currency swaps	15,288	15,495	–	15,288	–	–
Credit default swaps	48,036	49,219	–	48,036	–	–
Equity swaps	278,712	278,712	–	278,712	–	–
Interest rate futures	20,473	20,473	20,473	–	–	–
Equity futures	15,386	15,386	15,386	–	–	–
Derivative assets total	1,921,310	1,923,048	35,859	1,885,451	–	–
Policy loans	551,658	551,658	–	551,658	–	–
Securities lending reinvested collateral	1,507,848	1,507,848	71,045	1,436,803	–	–
Separate account assets	71,293,672	71,273,648	67,626,229	3,663,620	3,823	–

Liabilities
Investment contract liabilities	12,930,349	12,022,177	–	243,143	12,687,205	–
Derivative liabilities:
Options	314,840	314,840	–	314,840	–	–
Interest rate swaps	366,016	580,625	–	366,016	–	–
Currency swaps	1,706	645	–	1,706	–	–
Credit default swaps	(1,311)	12,827	–	(1,311)	–	–
Equity swaps	16,512	16,512	–	16,512	–	–
Interest rate futures	6,730	6,730	6,730	–	–	–
Equity futures	870	870	870	–	–	–
Derivative liabilities total	705,363	933,049	7,600	697,763	–	–
Dollar repurchase agreements	204,253	204,253	–	204,253	–	–
Payable for securities lending	1,670,537	1,670,537	–	1,670,537	–	–
Payable for derivative cash collateral	1,179,032	1,179,032	–	1,179,032	–	–
Separate account annuity liabilities	66,262,464	66,264,300	3,069	66,222,440	36,955	–

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2017
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,654,664	$1,654,682	$1,077,469	$577,195	$–	$–
Short-term notes receivable from affiliates	168,300	168,300	–	168,300	–	–
Bonds	30,396,348	28,033,583	8,822,765	20,934,757	638,826	–
Preferred stocks, other than affiliates	94,950	96,276	–	91,770	3,180	–
Common stocks, other than affiliates	203,091	203,091	5,320	20	197,751	–
Mortgage loans on real estate	4,330,683	4,202,142	–	–	4,330,683	–
Other invested assets	250,440	212,466	–	244,488	5,952	–
Derivative assets:
Options	170,119	170,119	–	170,119	–	–
Interest rate swaps	574,599	574,448	–	541,454	33,145	–
Currency swaps	8,349	10,269	–	8,349	–	–
Credit default swaps	55,537	36,620	–	55,537	–	–
Equity swaps	9,760	9,760	–	9,760	–	–
Policy loans	580,338	580,338	–	580,338	–	–
Securities lending reinvested collateral	2,460,919	2,460,919	–	2,460,919	–	–
Separate account assets	80,149,650	80,096,666	76,888,437	3,253,417	7,796	–

Liabilities
Investment contract liabilities	12,427,585	11,460,334	–	251,404	12,176,181	–
Derivative liabilities:
Options	45,443	45,443	–	45,443	–	–
Interest rate swaps	305,657	438,194	–	303,184	2,473	–
Currency swaps	5,041	2,776	–	5,041	–	–
Credit default swaps	(12,107)	23,526	–	(12,107)	–	–
Equity swaps	284,921	284,921	–	284,921	–	–
Separate account annuity liabilities	74,664,347	74,665,853	1,550	74,619,387	43,410	–

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

	2018
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$26,472	$8,205	$34,677
Hybrid securities	–	2,282	–	2,282

Total bonds	–	28,754	8,205	36,959

Preferred stock
Industrial and miscellaneous	–	1,601	2,997	4,598

Total preferred stock	–	1,601	2,997	4,598

Common stock
Mutual funds	12,648	–	–	12,648
Industrial and miscellaneous	2,753	6	156,572	159,331

Total common stock	15,401	6	156,572	171,979

Cash equivalents and short-term
Mutual funds	1,333,140	–	–	1,333,140

Total cash equivalents and short-term	1,333,140	–	–	1,333,140

Securities lending reinvested collateral	71,045	–	–	71,045
Derivative assets	35,859	1,828,844	–	1,864,703
Separate account assets	67,486,247	3,103,229	3,823	70,593,299

Total assets	$68,941,692	$4,962,434	$171,597	$74,075,723

Liabilities:
Derivative liabilities	$7,600	$772,387	$–	779,987
Separate account liabilities	3,069	–	–	3,069

Total liabilities	$10,669	$772,387	$–	$783,056

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2017
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$21,438	$14,618	$36,056

Total bonds	–	21,438	14,618	36,056

Preferred stock
Industrial and miscellaneous	–	1,964	3,180	5,144

Total preferred stock	–	1,964	3,180	5,144

Common stock
Mutual funds	–	5	–	5
Industrial and miscellaneous	5,320	15	197,751	203,086

Total common stock	5,320	20	197,751	203,091

Cash equivalents and short-term
Government	–	69,167	–	69,167
Money market mutual funds	1,077,470	–	–	1,077,470

Total cash equivalents and short-term	1,077,470	69,167	–	1,146,637

Securities lending reinvested collateral	–	2,460,919	–	2,460,919
Derivative assets	–	721,333	31,703	753,036
Separate account assets	76,780,559	2,607,246	51,040	79,438,845

Total assets	$77,863,349	$5,882,087	$298,292	$84,043,728

Liabilities:
Derivative liabilities	$–	$679,730	$2,473	$682,203
Separate account liabilities	1,550	–	–	1,550

Total liabilities	$1,550	$679,730	$2,473	$683,753

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of level 3 are summarized in the schedule of changes in level 3 asset and liabilities. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2018 and 2017.

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Preferred stock classified as Level 3 are internally valued using significant unobservable inputs.

Common stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Common stock classified as Level 3 are comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Cash equivalents and short-term investments classified as level 1 are primarily money market mutual funds and are measured at fair value. For those securities with a pricing source of ‘amortized cost’; amortized cost is a proxy for fair value.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities lending reinvested in collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2018 and 2017:

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Government	$–	$–	$–	$(3)	$3
RMBS	–	–	–	(26)	26
Other	14,619	–	5,465	108	423
Preferred stock	3,180	–	–	–	(754)
Common stock	197,751	–	270	(2,000)	3,398
Other long term	–	920	1,040	–	(310)
Derivatives	29,230	–	–	(84,445)	(29,230)
Separate account assets	51,040	1,394	249	(43,234)	(77)

Total	$295,820	$2,314	$7,024	$(129,600)	$(26,521)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018

Bonds
Government	$–	$–	$–	$–	$–
RMBS	–	–	–	–	–
Other	–	–	–	1,479	8,206
Preferred stock	828	–	259	–	2,997
Common stock	–	216	42,400	123	156,572
Other long term	430	–	–	–	–
Derivatives	–	–	(3,869)	(80,576)	–
Separate account assets	100	–	3,490	1,660	3,824

Total	$1,358	$216	$42,280	$(77,314)	$171,598

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2017	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Government	$–	$–	$–	$(8)	$8
RMBS	–	–	–	(30)	30
Other	18,746	2,571	2,555	2	1,306
Preferred stock	3,153	–	–	–	(518)
Common stock	192,928	7	6	(2,246)	1,896
Derivatives	(358,974)	457	–	(174,683)	387,747
Separate account assets	45,420	3,249	2,719	16	4,887

Total	$(98,727)	$6,284	$5,280	$(176,949)	$395,356

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2017
Bonds
Government	$–	$–	$–	$–	$–
RMBS	–	–	–	–	–
Other	$–	$6,082	$–	$11,533	$14,619
Preferred stock	546	–	–	–	3,180
Common stock	155	12,164	1,000	6,148	197,750
Derivatives	–	–	(8,536)	(166,147)	29,230
Separate account assets	5,393	–	755	4,452	51,040

Total	$6,094	$18,246	$(6,781)	$(144,014)	$295,819

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2018, the Company held no properties as held-for-sale, where fair value was less than its carrying value. As of December 31, 2018, the Company held two properties as held-for sale, where carrying amount of $15,168 was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018
Bonds:
United States Government and agencies	$6,387,028	$246,948	$121,683	$6,512,293
State, municipal and other government	732,171	34,020	18,984	747,207
Hybrid securities	249,112	13,176	7,196	255,092
Industrial and miscellaneous	15,065,090	711,594	368,812	15,407,872
Mortgage and other asset-backed securities	4,034,408	257,889	64,185	4,228,112
Total bonds	26,467,809	1,263,627	580,860	27,150,576
Unaffiliated preferred stocks	97,382	3,022	9,191	91,213
Total	$26,565,191	$1,266,649	$590,051	$27,241,789

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$154,552	$18,557	$1,130	$171,979

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2017
Bonds:
United States Government and agencies	$7,991,164	$647,439	$91,438	$8,547,165
State, municipal and other government	649,273	64,326	4,664	708,935
Hybrid securities	315,345	44,852	11,156	349,041
Industrial and miscellaneous	14,674,617	1,528,517	66,209	16,136,925
Mortgage and other asset-backed securities	4,403,184	298,152	47,054	4,654,282
Total bonds	28,033,583	2,583,286	220,521	30,396,348
Unaffiliated preferred stocks	96,276	5,552	6,878	94,950
	$28,129,859	$2,588,838	$227,399	$30,491,298

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$187,538	$15,572	$19	$203,091

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2018
December 31:	Carrying Value	Fair Value
Due in one year or less	$694,758	$701,949
Due after one year through five years	4,349,981	4,351,741
Due after five years through ten years	5,340,061	5,500,383
Due after ten years	12,048,601	12,368,391

	22,433,401	22,922,464
Mortgage and other asset-backed securities	4,034,408	4,228,112

	$26,467,809	$27,150,576

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2018 and 2017 is as follows:

		2018

	Equal to or Greater than 12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$408,244	$25,720	$3,771,156	$95,963
State, municipal and other government	81,284	6,595	179,206	12,389
Hybrid securities	13,815	2,063	104,398	5,133
Industrial and miscellaneous	1,490,093	135,948	4,732,483	232,864
Mortgage and other asset-backed securities	762,982	37,966	793,414	26,219

Total bonds	2,756,418	208,292	9,580,657	372,568

Preferred stocks-unaffiliated	22,257	6,098	33,300	3,093
Common stocks-unaffiliated	–	–	11,083	1,130

Total	$2,778,675	$214,390	$9,625,040	$376,791

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2017

	Equal to or Greater than 12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$1,367,915	$89,250	$190,002	$2,188
State, municipal and other government	87,540	4,243	48,382	421
Hybrid securities	74,461	11,156	–	–
Industrial and miscellaneous	1,197,291	49,558	1,038,803	16,651
Mortgage and other asset-backed securities	615,787	31,026	746,813	16,028

Total bonds	3,342,994	185,233	2,024,000	35,288

Preferred stocks-unaffiliated	18,880	6,817	3,846	61
Common stocks-unaffiliated	–	–	549	19

	$3,361,874	$192,050	$2,028,395	$35,368

During 2018 and 2017, respectively, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis. During 2016 there was $27,182 of loan-backed structured securities with a recognized OTTI due to the inability or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2018, 2017 and 2016 the Company recognized OTTI of $4,339, $7,960 and $17,321, respectively.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2018, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
059515AC0	$2,646	$2,494	$152	$2,494	$2,214	3/31/2018
14984WAA8	1,740	1,678	62	1,678	1,530	3/31/2018
3622EEAA0	6,023	5,988	35	5,988	6,022	3/31/2018
52522QAM4	41,713	41,166	547	41,166	40,475	3/31/2018
65536PAA8	648	636	12	636	491	3/31/2018
48123HAA1	259	248	11	248	82	3/31/2018
126380AA2	5,069	5,069	(0)	5,069	5,287	3/31/2018
05950WAM0	1,425	1,172	253	1,172	1,189	06/30/2018
059515AC0	2,368	2,335	33	2,335	2,072	06/30/2018
65536PAA8	622	440	182	440	476	06/30/2018
48123HAA1	239	–	239	–	56	09/30/2018
225470FJ7	1,142	1,106	36	1,106	1,084	12/31/2018
22944BCX4	54,890	54,108	782	54,108	49,073	12/31/2018
36828QQK5	4,500	2,505	1,995	2,505	4,326	12/31/2018

			$4,339

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2018 and 2017 is as follows:

	2018		2017
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$37,966	$39,883	$31,010	$29,380
The aggregate related fair value of securities with unrealized losses	762,982	815,146	614,741	770,935

At December 31, 2018 and 2017, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 610 and 468 securities with a carrying amount of $2,993,065 and $3,553,923, and an unrealized loss of $214,390 and $192,050 with an average price of 92.8 and 93.9 (fair value/amortized cost). Of this portfolio, 90.7% and 89.7% were investment grade with associated unrealized losses of $161,075 and $141,101, respectively.

At December 31, 2018 and 2017, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,323 and 504 securities with a carrying amount of $9,989,618 and $2,063,194 and an unrealized loss of $375,662 and

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

$35,349 with an average price of 96.2 and 97.3 (fair value/amortized cost). Of this portfolio, 89.6% and 87.4% were investment grade with associated unrealized losses of $291,872 and $27,177, respectively.

At December 31, 2018 and 2017, respectively, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2018 and 2017, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 13 and 5 securities with a cost of $12,212 and $592 and an unrealized loss of $1,130 and $43 with an average price of 90.8 and 92.8 (fair value/cost).

The following structured notes were held at December 31, 2018 and 2017:

December 31, 2018
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
912810QV3	$14,974	$14,436	$16,404	NO
912810RA8	772,522	875,159	856,899	NO
912810RL4	1,145,407	1,169,921	1,230,189	NO
44965TAA5	5,822	5,137	5,829	NO
44965UAA2	3,605	3,047	3,606	NO

Total	$1,942,330	$2,067,700	$2,112,927

December 31, 2017
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$4,296	$4,802	$4,301	NO
44965UAA2	205	241	205	NO
912810QV3	14,974	15,644	16,022	NO
912810RA8	772,522	951,760	831,117	NO
912810RL4	1,195,281	1,333,989	1,249,924	NO

Total	$1,987,278	$2,306,436	$2,101,569

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value
December 31, 2018
Bond, amortized cost	3	$29,647	$29,725
Loan-backed and structured securities, amortized cost	1	8	8
Preferred stock, amortized cost	1	2,996	2,996

Total	5	$32,651	$32,729

December 31, 2017
Bond, amortized cost	4	$33,531	$35,359
Loan-backed and structured securities, amortized cost	1	9	9

Total	5	$33,540	$35,368

During 2018 and 2017, the Company sold, redeemed or otherwise disposed of 152 and 112 securities as a result of a callable feature which generated investment income of $17,409 and $44,912 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2018	2017	2016
Proceeds	$5,597,099	$17,928,678	$11,073,491

Gross realized gains	$73,153	$2,373,050	$167,936
Gross realized losses	(207,526)	(151,088)	(120,206)

Net realized capital gains (losses)	$(134,373)	$2,221,962	$47,730

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2018, 2017 and 2016 of $10,795, 19,101 and $40,319 respectively.

At December 31, 2018 and 2017, the Company had no investments in restructured securities.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2018 and 2017 were as follows:

December 31, 2018
	Farm	Commercial	Total
AAA - AA	$219	$2,619,855	$2,620,074
A	42,814	1,734,474	1,777,288
BBB	6,690	157,753	164,443
BB	8,730	4,119	12,849
B	–	–	–

	$58,453	$4,516,201	$4,574,654

December 31, 2017
	Farm	Commercial	Total
AAA - AA	$16,247	$2,421,619	$2,437,866
A	41,447	1,549,298	1,590,745
BBB	–	125,975	125,975
BB	–	16,144	16,144
B	8,912	49,118	58,030

	$66,606	$4,162,154	$4,228,760

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2018, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.95% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2018 at the time of origination was 69%. During 2017, the Company issued mortgage loans with a maximum interest rate of 7.35% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2017 at the time of origination was 77%. During 2016, the Company issued mortgage loans with a maximum interest rate of 8.71% and a minimum interest rate of 3.00% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination was 91%.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2018 and 2017, the Company did not reduce the interest rate on any outstanding mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2018 and 2017.

	Farm	Commercial
		Insured	All Other	Total
December 31, 2018
Recorded Investment (All)
(a) Current	$50,576	$–	$4,435,184	$4,485,760
(b) 30-59 Days Past Due	–	–	–	–
(c) 60-89 Days Past Due	–	–	57,005	57,005
(d) 90-179 Days Past Due	7,875	–	–	7,875
(e) 180+ Days Past Due	–	–	24,014	24,014
Accruing interest 90-179 days past due
(a) Recorded investment	7,876	–	–	7,876
(b) Interest accrued	96	–	–	96
Participant or Co-lender in
Mortgage Loan Agreement
(a) Recorded Investment	$31,524	$–	$1,286,604	$1,318,128

		Commercial
	Farm	Insured	All Other	Total
December 31, 2017
Recorded Investment (All)
(a) Current	$66,606	$–	$4,153,714	$4,220,320
(b) 30-59 Days Past Due	–	–	3,641	3,641
(c) 60-89 Days Past Due	–	–	–	–
(d) 90-179 Days Past Due	–	–	–	–
(e) 180+ Days Past Due	–	–	4,799	4,799
Participant or Co-lender in
Mortgage Loan Agreement
(a) Recorded Investment	$34,964	$–	$1,252,751	$1,287,715

At December 31, 2018 and 2017, respectively, multiple mortgage loans with a carrying value of $24,014 and $4,799 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2018 or 2017. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2018 and 2017 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2018 and 2017, respectively, the Company held $0 and $49,118 in impaired loans with related allowance for credit losses of $0 and $26,618. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2018 and 2017, respectively. There were no mortgage loans subject to participant or co-lender mortgage loan agreements for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2018 and 2017 was $49,118 and $10,793, respectively.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2018	2017	2016
Balance at beginning of period	$26,618	$1,421	$1,569
Additions, net charged to operations	–	26,618	174
Recoveries in amounts previously charged off	(26,618)	(1,421)	(322)

Balance at end of period	$–	$26,618	$1,421

As of December 31, 2018 and 2017, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2018, 2017 and 2016, respectively, the Company recognized $852, $5,359 and $677 of interest income on impaired loans. Interest income of $860, $2,806 and $786, respectively, was recognized on a cash basis for the years ended December 31, 2018, 2017 and 2016.

At December 31, 2018 and 2017, the Company held a mortgage loan loss reserve in the AVR of $46,231 and $42,871, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2018	2017		2018	2017
Pacific	28%	28%	Apartment	47%	46%
South Atlantic	22	20	Retail	21	23
Middle Atlantic	16	18	Office	16	17
W. North Central	8	8	Industrial	12	9
E. North Central	8	6	Other	2	2
W. South Central	7	8	Agricultural	1	2
Mountain	6	7	Medical	1	1
E. South Central	4	4
New England	1	1

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018, 2017 and 2016, the Company had mortgage loans with a total net admitted asset value of $23,144, $83,445 and $81,895, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2018, 2017 and 2016 related to such restructurings. At December 31, 2018 there were no commitments to lend additional funds to debtors owing receivables, however, there was one such commitment at December 31, 2017 for $3,000.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $26,231, $4,033 and $7,500 were taken on real estate in 2018, 2017 and 2016, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Summary of Operations, for the year ended December 31, 2018.

As of December 31, 2018, there are 9 properties classified as held for sale. The Company is working with an external commercial real estate advisor firm to actively market the properties and negotiate with potential buyers. During 2018, 6 properties classified as held for sale were disposed of resulting in a net realized gain of $4,579, which was included in net realized capital gains (losses) within the Summary of Operations.

The Company also disposed of other properties during 2018 resulting in net realized gains of $26,756. Two properties were disposed of during 2017 resulting in a realized loss of ($69).

The carrying value of the Company’s real estate assets at December 31, 2018 and 2017 was as follows:

	2018	2017
Home office properties	$52,466	$84,719
Investment properties	18,953	104,325
Properties held for sale	43,027	–
	$114,446	$189,044

Accumulated depreciation on real estate at December 31, 2018 and 2017, was $72,083 and $71,624, respectively.

Other Invested Assets

During 2018, the Company recorded impairments of $3,363, $10,619, and $54,902 throughout 2018, 2017, and 2016. These impairments were primarily related to private equity funds, except for 2017, which also included an impairment for a tax credit fund. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2017, the Company reassigned its ownership interest in the Prisma Spectrum Fund for an additional interest in the Zero Beta Fund in the amount of $62,567, which resulted in a realized gain of $16,974.

Tax Credits

At December 31, 2018, the Company had ownership interests in forty-seven LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2029 is $55,107. Other LIHTC tax benefits recognized during 2018 was $76,141. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2017, the Company had ownership interests in forty-nine LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2018 to 2029 is $38,608. LIHTC tax credits recognized during 2017 was $12,366. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2018 and 2017:

		December 31, 2018
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount	*
Low-Income Housing Tax Credits	MA	$3,880	$6,220
Economic Redevelopment and Growth Tax Credits	NJ	3,994	20,948

Total		$7,874	$27,168

		December 31, 2017
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,332	$7,400
Economic Redevelopment and Growth Tax Credits	NJ	2,982	14,449

Total		$4,314	$21,849

*The	unused amount reflects credits that the Company deems will be realizable in the period 2019-2030.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2018	2017
Fair value - positive	$2,109,376	$1,098,479
Fair value - negative	(893,430)	(909,070)

At December 31, 2018, 2017 and 2016, the Company has recorded unrealized gains (losses) of $829,565 ($120,083) and ($591,186), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2018, 2017 and 2016 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 25 years for forecasted hedge transactions. At December 31, 2018 and 2017, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2018 and 2017, the Company has accumulated deferred gains in the amount of $0 and $1,898, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2019.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Summary of realized gains (losses) by derivative type for year-end December 31, is as follows:

	2018	2017	2016

Options:
Calls	$45,514	$2,067	$1,524
Caps	–	(1,203)	–
Puts	(38,626)	(1,337)	10,700

Total options	$6,888	$(473)	$12,224

Swaps:
Interest rate	$(296,623)	$307,519	$642,433
Credit	(14,247)	10,107	3,046
Foreign exchange	–	–	(2,959)
Total return	(198,766)	(1,412,666)	(510,883)

Total swaps	$(509,636)	$(1,095,040)	$131,637

Futures - net positions	(263,032)	59,052	(337,977)
Lehman settlements	537	1,195	1,241

Total realized gains (losses)	$(765,243)	$(1,035,266)	$(192,875)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	2018	2017	2016
Replicated assets	$3,685,810	$3,568,730	$4,576,931
Credit default swaps	40,443	71,130	41,602
Interest rate swaps	2,188	(27,891)	(73,920)

Capital gains (losses) related to credit swap transactions (which are primarily replication transactions), as of December 31, is as follows:

	2018	2017	2016
Capital gains (losses)	$(4,435)	$10,107	$3,046

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2018 and 2017:

		2018

Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$5,252	$453,085	2.6
Credit default swaps referencing indices		(109)	10,000	40.9

Subtotal		5,143	463,085	3.4

BBB	2
Single name credit default swaps (3)		28,016	1,754,450	2.7
Credit default swaps referencing indices		7,750	897,000	3.2

Subtotal		35,766	2,651,450	2.9

BB	3
Single name credit default swaps (3)		2,655	135,500	2.6
Credit default swaps referencing indices		-	-	-

Subtotal		2,655	135,500	2.6

B	4
Single name credit default swaps (3)		(2,809)	27,000	2.7
Credit default swaps referencing indices		-	-	-

Subtotal		(2,809)	27,000	2.7

CCC and lower	5
Single name credit default swaps (3)		(312)	5,000	1.0
Credit default swaps referencing indices		-	-	-

Subtotal		(312)	5,000	1.0

In or near default	6
Single name credit default swaps (3)		-	-	-
Credit default swaps referencing indices		-	-	-

Subtotal		-	-	-

Total		$40,443	$3,282,035	3.0

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		2017
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$55,569	$2,051,835	3.0
Credit default swaps referencing indices		13,655	665,000	4.3
Subtotal		69,224	2,716,835	3.3
BBB	2
Single name credit default swaps (3)		1,907	75,000	2.2
Credit default swaps referencing indices		-	-
Subtotal		1,907	75,000	2.2
BB	3
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
B	4
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
CCC and lower	5
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
In or near default	6
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
Total		$71,131	$2,791,835	3.3

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2018, the maximum amounts of potential future recoveries available to offset the $3,282,035 from the table above were $0. At December 31, 2017, the maximum amounts of potential future recoveries available to offset the $2,791,835 from the table above were $10,000.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018 and 2017, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2018	2017	2018	2017
Derivative assets:
Credit default swaps	$2,379,467	$1,435,700	$48,036	$55,537
Currency swaps	129,622	57,608	15,288	8,349
Equity futures	17	(2)	15,386	–
Equity swaps	3,668,687	408,478	278,712	9,760
Interest rate futures	38	30	20,473	–
Interest rate swaps	24,837,035	20,767,735	708,359	574,599
Options	19,736,876	13,536,702	835,056	170,119
Derivative liabilities:
Credit default swaps	1,262,568	1,756,135	(1,311)	(12,107)
Currency swaps	18,459	41,865	1,706	5,041
Equity futures	(1)	–	870	–
Equity swaps	136,057	5,444,454	16,512	284,921
Interest rate futures	(17)	–	6,730	–
Interest rate swaps	15,034,996	13,175,966	366,016	305,657
Options	(3,466,359)	(7,052,116)	314,840	45,443

*Futures	are presented in contract format. Swaps and options are presented in notional format.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2018 and 2017, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2018
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$1,669,762	$–	$–	$–	$1,669,762
Subject to repurchase agreements	205,405	–	–	–	205,405
Subject to dollar repurchase agreements	361,063	–	–	–	361,063
FHLB capital stock	133,400	–	–	–	133,400
On deposit with states	37,249	–	–	–	37,249
Pledged as collateral to FHLB (including assets backing funding agreements)	4,405,503	–	–	–	4,405,503
Pledged as collateral not captured in other categories	637,227	–	–	–	637,227
Other restricted assets	1,172,934	–	–	–	1,172,934

Total Restricted Assets	$8,622,543	$–	$–	$–	$8,622,543

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2017)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$2,461,167	$(791,405)	$–	$1,669,762	1.44%	1.44%
Subject to repurchase agreements	116,023	89,382	–	205,405	0.18%	0.18%
Subject to reverse repurchase agreements	–	–	–	–	0.00%	0.00%
Subject to dollar repurchase agreements	278,626	82,437	–	361,063	0.31%	0.31%
Subject to dollar reverse repurchase agreements	–	–	–	–	0.00%	0.00%
FHLB capital stock	175,800	(42,400)	–	133,400	0.11%	0.11%
On deposit with states	40,862	(3,613)	–	37,249	0.03%	0.03%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,999,339	(593,836)	–	4,405,503	3.76%	3.76%
Pledged as collateral not captured in other categories	600,943	36,284	–	637,227	0.54%	0.54%
Other restricted assets	423,770	749,164	–	1,172,934	1.00%	1.00%

Total Restricted Assets	$9,096,530	$(473,987)	$–	$8,622,543	7.37%	7.37%

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The amounts reported as Other restricted assets in the table above represent assets held in trust related to reinsurance.

The following tables show the pledged or restricted assets in other categories as of December 31, 2018 and 2017, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2018
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$587,361	$–	$–	$–	$587,361
Secured Funding Agreements	46,723	–	–	–	46,723
AMBAC	3,143	–	–	–	3,143

Total	$637,227	$–	$–	$–	$637,227

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2017)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$577,146	$10,215	$587,361	0.50%	0.50%
Secured Funding Agreements	19,943	26,780	46,723	0.04%	0.04%
AMBAC	3,854	(711)	3,143	0.00%	0.00%

Total	$600,943	$36,284	$637,227	0.54%	0.54%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2018 and 2017:

	2018
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$1,379,285	$1,379,285	3.05%	3.06%
Securities lending collateral assets	1,670,537	1,670,537	3.69	3.70
Other	3,999	3,999	0.01	0.01

Total Collateral Assets	$3,053,821	$3,053,821	6.75%	6.77%

	Amount	% of Liability to Total Liabilities
Recognized Obligation to return collateral asset	$3,054,914	7.77%

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2017
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$725,234	$725,235	1.55%	1.55%
Securities lending collateral assets	2,460,919	2,460,919	5.25	5.27
Other	9,974	9,973	0.02	0.02

Total Collateral Assets	$3,196,127	$3,196,127	6.82%	6.84%

	Amount	% of Liability to Total Liabilities
Recognized Obligation to return collateral asset	$3,197,011	7.97%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2018	2017	2016
Income:
Bonds	$1,220,282	$1,597,423	$1,821,601
Preferred stocks	7,711	5,655	6,159
Common stocks	100,616	214,463	13,474
Mortgage loans on real estate	202,918	239,980	284,532
Real estate	20,190	20,862	22,698
Policy loans	38,144	39,825	41,872
Cash, cash equivalents and short-term	37,671	23,632	15,464
Derivatives	65,909	100,763	221,031
Other invested assets	72,460	294,772	81,017

Gross investment income	1,765,901	2,537,375	2,507,848
Less: investment expenses	201,761	167,604	142,071

Net investment income before amortization of IMR	1,564,140	2,369,771	2,365,777
Amortization of IMR	46,511	63,277	79,140

Net investment income	$1,610,651	$2,433,048	$2,444,917

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized Year Ended December 31
	2018	2017	2016
Bonds	$(146,705)	$2,202,327	$(38,959)
Preferred stocks	1,539	535	933
Common stocks	(3,690)	(1,978)	885
Mortgage loans on real estate	(25,561)	89,463	145
Real estate	5,104	(4,101)	(3,377)
Cash, cash equivalents and short-term investments	(41)	(185)	131
Derivatives	(765,780)	(1,036,461)	(185,514)
Other invested assets	113,193	117,051	(143,751)

Change in realized capital gains (losses), before taxes	(821,941)	1,366,651	(369,507)
Federal income tax effect	6,082	(197,793)	(7,059)
Transfer from (to) interest maintenance reserve	129,505	(1,711,437)	69,383

Net realized capital gains (losses) on investments	$(686,354)	$(542,579)	$(307,183)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2018	2017	2016

Bonds	$34,974	$64,814	$87,348
Preferred stocks	(859)	(564)	(102)
Common stocks	1,874	1,468	95
Affiliated entities	157,530	398,521	420,679
Mortgage loans on real estate	26,618	(25,197)	149
Cash equivalents and short-term investments	143	8	(141)
Derivatives	1,052,471	(73,945)	(282,801)
Other invested assets	32,650	180,441	44,126

Change in unrealized capital gains (losses), before taxes	1,305,401	545,546	269,353
Taxes on unrealized capital gains (losses)	(54,921)	124,074	(202,078)

Change in unrealized capital gains (losses), net of tax	$1,250,480	$669,620	$67,275

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations at December 31, 2018 and 2017 were as follows:

	2018		2017
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$1,077	$173	$233	$(644)
Ordinary renewal business	94,263	84,248	88,791	78,408
Group life direct business	16,474	7,911	17,510	8,438
Credit direct business	13	13	55	55

	$111,827	$92,345	$106,589	$86,257

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit funds and policy claims at December 31, 2018 and 2017 were as follows:

	Year Ended December 31
	2018	2017

Life insurance reserves	$11,431,333	$11,854,033
Annuity reserves and supplementary contracts with life contingencies	13,793,355	13,180,233
Accident and health reserves (including long term care)	681,838	715,419
Total policy reserves	$25,906,526	25,749,685

Deposit funds	915,773	1,042,297
Policy claims	485,636	399,919
Total policy reserves, deposit funds and claim liabilities	$27,307,935	$27,191,901

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2018 and 2017.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Valuation Manual section 21 (VM-21), Requirements for Principle-Based Reserves for Variable Annuities. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in VM-21 for determining the SSA.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2018 and 2017, the Company had insurance in force aggregating $78,179,488 and $93,922,936, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $1,667,131 and $1,816,099 to cover these deficiencies as of December 31, 2018 and 2017, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2018
2018	$-	$308,983	$225,500	$83,483
2017 and prior	157,201	(21,859)	83,584	51,758
	157,201	$287,124	$309,084	135,241

Active life reserve	$657,543			$632,180
Total accident and health reserves	$814,744			$767,421

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2017
2017	$-	$316,002	$215,157	$100,845
2016 and prior	1,425,390	(1,282,531)	86,503	56,356
	1,425,390	$(966,529)	$301,660	157,201

Active life reserve	$3,953,654			$657,543
Total accident and health reserves	$5,379,044			$814,744

The Company’s unpaid claims reserve was decreased by (21,859) and ($1,282,351) for the years ended December 31, 2018 and 2017, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2018 resulted primarily from variances in the estimated frequency of claims and claim severity. The change in 2017 resulted primarily from a new intercompany reinsurance agreement on the long term care block.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $3,091 and $3,278, respectively. The Company incurred $16,534 and paid $16,722 of claim adjustment expenses during 2018, of which $1,771 of the paid amount was attributable to insured or covered events of prior years. The Company incurred -$17,765 and paid $15,543 of claim adjustment expenses during 2017, of which $1,190 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2018.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2018
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,186,894	$–	$–	$1,186,894	1%
At book value less surrender charge of 5% or more	502,104	–	–	502,104	1
At fair value	97,353	–	65,968,217	66,065,570	78
Total with adjustment or at fair value	1,786,351	–	65,968,217	67,754,568	80
At book value without adjustment (minimal or no charge or adjustment)	11,213,583	–	–	11,213,583	13
Not subject to discretionary withdrawal provision	5,744,774	38,792	254,223	6,037,789	7
Total annuity reserves and deposit liabilities	18,744,708	38,792	66,222,440	85,005,940	100%

Less reinsurance ceded	3,225,879	–	–	3,225,879
Net annuity reserves and deposit liabilities	$15,518,829	$38,792	$66,222,440	$81,780,061

	December 31 2017
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$981,060	$–	$–	$981,060	1%
At book value less surrender charge of 5% or more	309,366	–	–	309,366	1
At fair value	104,165	–	74,544,361	74,648,526	80
Total with adjustment or at fair value	1,394,591	–	74,544,361	75,938,952	82
At book value without adjustment (minimal or no charge or adjustment)	12,266,170	–	–	12,266,170	13
Not subject to discretionary withdrawal provision	4,681,115	44,915	75,027	4,801,057	5
Total annuity reserves and deposit liabilities	18,341,876	44,915	74,619,388	93,006,179	100%

Less reinsurance ceded	4,149,269	–	-	4,149,269
Net annuity reserves and deposit liabilities	$14,192,607	$44,915	$74,619,388	$88,856,910

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.
Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2018	$–	$–	$11,732	$9,160,718	$9,172,450

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$–	$23,984	$14,808	$69,455,743	$69,494,535
Amortized cost	–	646,872	–	–	646,872
Total as of December 31, 2018	$–	$670,856	$14,808	$69,455,743	$70,141,407

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	69,201,520	69,201,520
At book value without fair value adjustment and with current surrender charge of less than 5%	–	646,872	–	–	646,872
Subtotal	–	646,872	–	69,201,520	69,848,392
Not subject to discretionary withdrawal	–	23,984	14,808	254,223	293,015
Total separate account reserve liabilities at December 31, 2018	$–	$670,856	$14,808	$69,455,743	$70,141,407

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2017	$–	$–	$10,782	$8,705,180	$8,715,962

Reserves for separate accounts as of December 31, 2017 with assets at:
Fair value	$–	$25,346	$19,569	$78,023,636	$78,068,551
Amortized cost	–	633,003	–	–	633,003
Total as of December 31, 2017	$–	$658,349	$19,569	$78,023,636	$78,701,554

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	77,948,609	77,948,609
At book value without fair value adjustment and with current surrender charge of less than 5%	–	633,003	–	–	633,003
Subtotal	–	633,003	–	77,948,609	78,581,612
Not subject to discretionary withdrawal	–	25,346	19,569	75,027	119,942
Total separate account reserve liabilities at December 31, 2017	$–	$658,349	$19,569	$78,023,636	$78,701,554

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$–	$64	$10,970	$8,767,639	$8,778,673

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$–	$21,505	$20,001	$70,154,420	$70,195,926
Amortized cost	–	633,674	–	–	633,674
Total as of December 31, 2016	$–	$655,179	$20,001	$70,154,420	$70,829,600

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	70,116,163	70,116,163
At book value without fair value adjustment and with current surrender charge of less than 5%	–	633,674	–	–	633,674
Subtotal	–	633,674	–	70,116,163	70,749,837
Not subject to discretionary withdrawal	–	21,505	20,001	38,257	79,763
Total separate account reserve liabilities at December 31, 2016	$–	$655,179	$20,001	$70,154,420	$70,829,600

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2018	2017	2016
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,198,986	$8,742,039	$8,767,931
Transfers from separate accounts	(12,522,352)	(11,223,730)	(8,507,967)
Net transfers to separate accounts	(3,323,366)	(2,481,691)	259,964
Miscellaneous reconciling adjustments	(152,560)	444,099	469,247
Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(3,475,926)	$(2,037,592)	$729,211

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2018 and 2017, the Company’s separate account statement included legally insulated assets of $71,917,551 and $80,820,068, respectively. The assets legally insulated from general account claims at December 31, 2018 and 2017 are attributed to the following products:

	2018	2017
Group annuities	$23,941,313	$27,892,661
Variable annuities	43,329,322	48,043,845
Fixed universal life	695,569	665,407
Variable universal life	3,737,005	3,952,973
Variable life	198,613	222,858
Modified separate accounts	4,813	29,090
Registered Market Value
Annuity Product - SPL	10,916	13,234
Total separate account assets	$71,917,551	$80,820,068

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $519,373, $505,695, $483,307, $434,084, and $342,823, to the general account in 2018, 2017, 2016, 2015, and 2014, respectively. During the years ended December 31, 2018, 2017, 2016, 2015, and 2014 the general account of the Company had paid $47,746, $43,334, $77,232, $223,304, and $35,985 respectively, toward separate account guarantees.

At December 31, 2018 and 2017, the Company reported guaranteed separate account assets at amortized cost in the amount of $643,109 and $616,456, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $679,964 and $669,442 at December 31, 2018 and 2017, respectively, which would have resulted in an unrealized gain of $36,855 and $52,984, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2018	2017	2016
Direct premiums	$14,431,051	$13,588,837	$14,081,227
Reinsurance assumed - non affiliates	1,268,615	1,351,628	1,412,887
Reinsurance assumed - affiliates	125,367	325,332	113,578
Reinsurance ceded - non affiliates	(3,040,806)	(15,100,457)	(2,018,612)
Reinsurance ceded - affiliates	(1,361,992)	(3,295,966)	489,464
Net premiums earned	$11,422,235	$(3,130,626)	$14,078,544

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $1,812 in funds withheld liability, recaptured $2,430 of policyholder reserves and $426 of claim reserves. The transaction resulted in a pre-tax loss of $1,045 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $1,262 ($821 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, an affiliate, Transamerica Premier Life Insurance Company (TPLIC) recaptured group health insurance business from the Company. The Company paid consideration of $33,799 and released $13,767 of policyholder reserves, $980 of unearned premium reserve and $7,366 of claim reserves. The transaction resulted in a pre-tax loss of $11,686 which has been included in the Statement of Operations.

Effective July 1, 2018, the Company recaptured term insurance business from an affiliate, Stonebridge Reinsurance Company. The Company received cash of $137,447, recaptured $680,477 in policyholder reserves, $28,815 in claim reserves, net due premiums and commissions of $11,764 and $10,560 in interest maintenance reserve liability. The transaction resulted in a pre-tax loss of $570,641 which was included in the Statement of Operations. In addition, as a result of this transaction, amounts previously deferred to surplus under SSAP No. 61R and Appendix A-791, were released resulting in an increase to earnings, net of tax, of $184,144.

Effective July 1, 2018, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company paid consideration of $260,000, ceded $674,799 in policyholder reserves, $27,884 in claim reserves, $8,289 in due premium (net of commissions), and $13,229 in interest maintenance reserves liability. The transaction resulted in a pre-tax gain of $447,623 which will be identified separately on the insurer’s statutory financial statement as a surplus item. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

to Wilton Re. As a result of the mutual concessions between the parties, Wilton Re will pay the Company $47,221. In addition, the Company released a reinsurance receivable in the amount of $3,234 related to the initial proposed final NSS that was used for closing. The net pretax impact to Capital and Surplus of these adjustments was $43,986.

Effective June 29, 2018, the Company and Wilton Re agreed to Amendment No. 1 to the Reinsurance Agreement dated June 28, 2017. This amendment converted risks that were ceded on a modified coinsurance basis to a coinsurance basis by reducing the amount of reinsurance ceded in the NSS and reducing the modco reserves ceded. At the close of the original transaction, the company offset the reserve ceded related to a modified separate account contract. Within the amendment to the Master Transaction Agreement, the Company agrees to pay Wilton Re an amount in cash equal to $95,386, which will be offset in full against an equivalent balance of other amounts due and payable to the Company, such that no cash or other assets shall be required to be transferred by the Parties.

Effective December 1, 2017, the Company entered into an agreement with TPLIC, an affiliate, to convert the modified coinsurance agreement to coinsurance and funds withheld. As a result, TLIC transferred cash and invested assets to TPLIC. Assets that were not able to be transferred were retained in a FWH portfolio by TLIC until they mature, are sold or can be transferred. The Company transferred cash and invested assets with a market value of $6,487,360 to TPLIC. The reserves of $4,543,045 and claim reserves of $199,940 net of due and advance premium of $5,815 previously held on a modco basis were transferred to TPLIC. As a result of the transaction $18,642 existing IMR and $1,125,506 newly created IMR ($1,731,547 pre-tax gains) was released and transferred to TPLIC. The transaction results in a pre-tax loss of $606,306 which has been included in the Statement of Operations. Realized gains on the sale of assets supporting the business resulted in gains that offset the impact of the pre-tax loss related to the transaction. The Company ceded modified coinsurance reserves of $4,536,010 as of December 31, 2016 for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC.

Effective October 1, 2017, the Company recaptured credit life business from an affiliate, Southwest Equity Life Insurance Company. Subsequently, the mortgage life and disability insurance business was recaptured from the Company by TPLIC.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, Transamerica International Reinsurance (Bermuda) Ltd. The Company received cash of $346,458, recaptured $1,260,767 in policyholder reserves, $35,798 claim reserves, $3,502 commissions payable and $26,595 due premium. The transaction results in a pre-tax loss of $927,013 which has been included in the Statement of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture at the same consideration. The gain related to this reinsurance agreement was deferred to surplus. The combination of the transaction results in no impact to the surplus of the Company.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, LIICA Re I. The Company received cash of $113,953, recaptured $724,596 in policyholder reserves, $19,768 claim reserves and $11,124 in interest maintenance reserve liability. The transaction results in a pre-tax loss of $641,535 which has been included in the Statement of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2017, the Company recaptured certain term insurance business from an affiliate, Transamerica Pacific Insurance Company (TPIC). The company received cash of $1,902 and recaptured $17,310 in policyholder reserves, $2,897 claim reserves and $325 due premium (net of commission). The transaction results in a pre-tax loss of $17,980 which has been included in the Statement of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

Effective October 1, 2017, the Company novated the reinsurance agreement between TPIC and Transamerica International Re (Bermuda) Ltd. No cash or invested asset or net reserves were transferred as a result of this novation. The transaction results in no pre-tax gain or loss.

Subsequently effective October 1, 2017, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The company accrued to a funds withheld payable of $314,000 ceding $737,678 in policyholder reserves, $21,886 claim reserves, $10,958 due premium (net of commissions), offset by a reinsurance recoverable of $6,000 receivable and $11,124 in interest maintenance reserves liability. The transaction results in a pre-tax gain of $451,730 which has been identified separately on the insurer’s statutory financial statement as a surplus item and recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured. The funds withheld balance was paid to SCOR Global Life Americas on December 29, 2017.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 100% coinsurance (general account liabilities)/100% modified coinsurance (separate account liabilities) reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $8,312,263, which included a negative ceding commission of $112,183, and released policy and deposit-type reserves of $7,186,330 and reinsurance deposit, policy loans and other balances related to the business of $191,144. Modified coinsurance separate account reserves of $3,695,331 were retained by the Company. As a part of the transaction, the Company realized $972,360 in net gains on the assets that were transferred of which $627,872 were deferred to IMR. The IMR liability simultaneously was released along with historical deferrals associated with the blocks of business in the amount of $921,322, resulting in a pretax loss of $51,266, which has been included in the Statement of Operations.

Effective January 1, 2017, three affiliated reinsurance treaties with TLB were amended to include the cession of all business with secondary guarantee universal life (SGUL) issued or novated by the Company. The Company increased cessions from 80 to 100% coinsurance and increased the expense allowance by fifteen basis points of account value on all business ceded based on the end of the period account value. As consideration for the cessions, the Company received cash and invested assets of $206,742, equal to the additional U.S. statutory reserves, resulting in no gain or loss on the transaction.

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2016, the Company recaptured fixed annuity and funding agreement business previously ceded to TPLIC, an affiliate, on a coinsurance basis. The Company received cash and invested assets of $3,017,999 and recaptured policy and claim reserves of $3,030,564. A reinsurance receivable from TPLIC was established for the remaining $12,565 of assets to be transferred in support of the transferred policy and claim reserves. In addition, TPLIC transferred $82,218 of transfer date IMR to the Company. The Company paid net consideration to TPLIC resulting in a pre-tax loss of $40,086, which has been included in the Statement of Operations.

Effective October 1, 2016, TPLIC recaptured medium-term note funding agreements previously ceded to the Company on a coinsurance basis. The Company transferred cash and invested assets of $114,175 and released deposit-type reserves of $112,238 and a hedge novation of $2,228. A payable to TPLIC of $292 was established for remaining assets to be transferred in support of the hedge novation. The Company received consideration from TPLIC resulting in a pre-tax gain of $2,936 which has been included in the Statement of Operations.

Effective September 30, 2016, the Company ceded term life business to TWRI, an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $41,565, transferred other net assets of $2,042, and released life and claim reserves of $296,656 and $21,926, respectively, resulting in a pre-tax gain of $274,974 ($178,733 net of tax) which has been credited directly to unassigned surplus. Effective January 1, 2017, an amendment was made to the reinsurance agreement with TWRI to allow reinsurance of post December 31, 2016 issue dates up to June 30, 2017 issue dates. The policies with issue dates in 2017 are subject to a $50 million maximum in total annualized premium.

The Company received reinsurance recoveries in the amount of $3,726,987, $3,735,152 and $3,220,276, during 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,061,987 and $285,160. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2018 and 2017 of $42,222,952 and $41,782,338, respectively, of which $20,685,628 and $20,587,204 were ceded to affiliates.

During 2018, 2017 and 2016 amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $514,911 ($335,855 after tax), $90,556 ($62,716 after tax) and $255,425 ($176,996 after tax), respectively.

The Company reports a reinsurance deposit receivable of $0 and $0 as of December 31, 2018 and 2017, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2018, 2017 and 2016, the Company obtained letters of credit of $56,994, $55,017 and $98,006, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2018 and 2017 and the change from the prior year are comprised of the following components:

	December 31, 2018
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,594,229	$129,592	$1,723,821
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	1,594,229	129,592	1,723,821
Deferred Tax Assets Nonadmitted	96,652	–	96,652
Subtotal (Net Deferred Tax Assets)	1,497,577	129,592	1,627,169
Deferred Tax Liabilities	803,480	206,891	1,010,371
Net Admitted Deferred Tax Assets	$694,097	$(77,299)	$616,798

	December 31, 2017
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,460,587	$135,094	$1,595,681
Statutory Valuation Allowance Adjustment	2,432	–	2,432
Adjusted Gross Deferred Tax Assets	1,458,155	135,094	1,593,249
Deferred Tax Assets Nonadmitted	65,996	–	65,996
Subtotal (Net Deferred Tax Assets)	1,392,159	135,094	1,527,253
Deferred Tax Liabilities	774,613	217,917	992,530
Net Admitted Deferred Tax Assets	$617,546	$(82,823)	$534,723

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$133,642	$(5,502)	$128,140
Statutory Valuation Allowance Adjustment	(2,432)	–	(2,432)
Adjusted Gross Deferred Tax Assets	136,074	(5,502)	130,572
Deferred Tax Assets Nonadmitted	30,656	–	30,656
Subtotal (Net Deferred Tax Assets)	105,418	(5,502)	99,916
Deferred Tax Liabilities	28,867	(11,026)	17,841
Net Admitted Deferred Tax Assets	$76,551	$5,524	$82,075

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2018	2017	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$535,134	$349,887	$185,247
Investments	203,467	184,414	19,053
Deferred acquisition costs	224,432	146,018	78,414
Tax credit carry-forward	349,547	522,986	(173,439)
Foreign CFC Holdings	116,610	97,641	18,969
Policyholder Reserve Transitional Amount	100,487	103,545	(3,058)
Other (including items <5% of ordinary tax assets)	64,552	56,096	8,456
Subtotal	1,594,229	1,460,587	133,642

Statutory valuation allowance adjustment	–	2,432	(2,432)
Nonadmitted	96,652	65,996	30,656
Admitted ordinary deferred tax assets	1,497,577	1,392,159	105,418

Capital:
Investments	129,592	135,094	(5,502)
Other (including items <5% of total total capital tax assets)	–	–	–
Subtotal	129,592	135,094	(5,502)

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	–	–
Admitted capital deferred tax assets	129,592	135,094	(5,502)
Admitted deferred tax assets	$1,627,169	$1,527,253	$99,916

	Year Ended December 31
	2018	2017	Change
Deferred Tax Liabilities:
Ordinary
Investments	$548,455	$525,495	$22,960
Policyholder reserves	34,570	42,066	(7,496)
Foreign CFC Holdings	90,887	77,311	13,576
Policyholder Reserve Transitional Amount	110,176	110,804	(628)
Other (including items <5% of total ordinary tax liabilities)	19,392	18,937	455
Subtotal	803,480	774,613	28,867
Capital
Investments	206,891	217,917	(11,026)
Other (including items <5% of total capital tax liabilities)	–	–	–
Subtotal	206,891	217,917	(11,026)
Deferred tax liabilities	1,010,371	992,530	17,841
Net deferred tax assets/liabilities	$616,798	$534,723	$82,076

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97) became law. As a result, the Company reported a valuation allowance of $2,432 against its minimum tax credit carryover deferred tax assets to reflect the estimated sequestration fee expected to be charged on refunded credits in the 2017 financial statements. On January 14th, 2019, the Internal Revenue Service issued an announcement on its official website stating that certain refundable minimum tax credits will not be subject to sequestration. As a result, the Company released its valuation allowance related to sequestration in the 2018 financial statements.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97) became law reducing the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $9,524, excluding $42,450 of net deferred tax asset reduction on unrealized gains/(losses) in the 2017 financial statements.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

As a result of the TCJA, the Company’s tax reserve deductible temporary difference increased by $52,726. This change results in an offsetting $(52,726) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The tax reserve deductible temporary difference increased $18,569 from the estimate in the 2017 financials due to model refinements during 2018 to implement the Tax Cuts and Jobs Act provisions.

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 2, for the years ended December 31, 2018 and 2017 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2018
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$–	$–
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	583,655	33,143	616,798
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	583,655	33,143	616,798
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	774,224
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	913,922	96,449	1,010,371
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,497,577	$129,592	$1,627,169

			December 31, 2017
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$–	$–
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	506,608	28,115	534,723
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	912,852
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	885,551	106,979	992,530
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,392,159	$135,094	$1,527,253

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$–	$–
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	77,047	5,028	82,075
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	77,047	5,028	82,075
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(138,628)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	28,371	(10,530)	17,841
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$105,418	$(5,502)	$99,916

	December 31
	2018	2017	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	836%	901%	-65%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 above	$5,161,496	$6,085,680	$(924,184)

The impact of tax planning strategies at December 31, 2018 and 2017 was as follows:

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	2%	24%	4%

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2017
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	8%	16%	8%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2018	2017	Change
Current Income Tax

Federal	$(29,827)	$(1,047,121)	$1,017,294
Foreign	–	31	(31)
Subtotal	(29,827)	(1,047,090)	1,017,263
Federal income tax on net capital gains	(6,082)	197,793	(203,875)
Utilization of capital loss carry-forwards	–	–	–
Other	–	–	–
Federal and foreign income taxes incurred	$(35,909)	$(849,297)	$813,388

	Year Ended December 31
	2017	2016	Change
Current Income Tax

Federal	$(1,047,121)	$(138,750)	$(908,371)
Foreign	31	(1)	32
Subtotal	(1,047,090)	(138,751)	(908,339)
Federal income tax on net capital gains	197,793	7,059	190,734
Utilization of capital loss carry-forwards	–		–
Other	–	–	–
Federal and foreign income taxes incurred	$(849,297)	$(131,692)	$(717,605)

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2018	2017	2016

Current income taxes incurred	$(35,909)	$(849,297)	$(131,692)

Change in deferred income taxes (without tax on unrealized gains and losses)	(167,651)	902,675	(189,046)

Total income tax reported	$(203,560)	$53,378	$(320,738)

Income before taxes	$(1,503,967)	$1,466,016	$79,690
	21.00%	35.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$(315,833)	$513,105	$27,892

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	$(29,121)	$(74,961)	$(74,012)
Tax credits	(51,984)	(53,734)	(25,037)
Tax adjustment for IMR	(12,999)	(747,003)	669
Surplus adjustment for in-force ceded	3,699	80,818	608
Nondeductible expenses	1,476	1,202	1,049
Deferred tax benefit on other items in surplus	166,621	131,796	(233,112)
Prior year tax return adjustment	26,916	4,179	1,486
Life-owned life insurance	(1,790)	(2,975)	(2,966)
Dividends from certain foreign corporations	2,895	2,639	1,620
Statutory valuation allowance	2,432	(2,432)	–
Pre-tax income of SMLLC’s	15,812	230,025	14,093
Tax-free distribution	–	129,644	–
Intercompany Dividends	(19,031)	(150,570)	(2,966)
Partnership Permanent Adjustment	(2,407)	(2,136)	(1,914)
Change in tax rates	–	9,524	–
Deferred only transfer - IWA	–	(16,157)	–
Audit Adjustment - Permanent	–	–	(21,196)
Other	9,754	414	(6,952)

Total income tax reported	$(203,560)	$53,378	$(320,738)

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2018.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amount	Origination Dates	Expiration Dates
General Business Credit	$34,914	12-31-2008	12-31-2028
General Business Credit	51,944	12-31-2009	12-31-2029
General Business Credit	54,087	12-31-2010	12-31-2030
General Business Credit	45,647	12-31-2011	12-31-2031
General Business Credit	31,125	12-31-2012	12-31-2032
General Business Credit	24,880	12-31-2013	12-31-2033
General Business Credit	19,912	12-31-2014	12-31-2034
General Business Credit	14,991	12-31-2015	12-31-2035
General Business Credit	3,604	12-31-2016	12-31-2036
General Business Credit	7,119	12-31-2017	12-31-2037
General Business Credit	22,758	12-31-2018	12-31-2038
Total General Business Credit	$310,981
Foreign Tax Credit	$24,051	12-31-2017	12-31-2027
Total Foreign Tax Credit	$24,051

Gross AMT Credit Recognized as:

1a	Current year recoverable	$–
1b	Deferred tax asset (DTA)	14,515
2	Beginning Balance of AMT Credit Carryover	48,869
3	Amounts Recovered+	34,354
4	Adjustments	–
5	Ending Balance of AMT Credit Carryover (5=2-3-4)	14,515
6	Reduction for Sequestration	–
7	Nonadmitted by Reporting Entity	–
8	Reporting Entity Ending Balance (8=5-6-7)	$14,515

The Company elected to account for its alternative minimum tax credit (AMT Credit) carryforward as a deferred tax asset.

The Company incurred no income taxes during 2018, 2017, and 2016, available for recoupment in the event of future net capital losses.

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

	December 31,
	2018	2017
Unrecognized tax benefits, opening balance	$11,091	$9,763
Additions for - tax positions of prior years	2,538	1,328

Unrecognized tax benefits, ending balance	$13,629	$11,091

The Company does not expect that the total amount of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes for the years ending in December 31, 2018, 2017, and 2016 is $5,183, $(14,348), and $864, respectively. The total interest/(payable) receivable balance as of December 31, 2018 and 2017 is $(1,381) and $3,577, respectively. The Company recorded no liability for penalties.

The Company modified its calculation of dividends that are eligible for dividends received deduction in 2016. This resulted in recording a permanent tax benefit of $20,250 in the Company’s 2016 financial statement for years 2011-2015. This was treated as a change in estimate.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and an examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company had authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2018 and 2017.

The Company has 42,500 Series A preferred shares authorized, 42,500 shares issued, and 42,500 shares held by the Company as treasury stock, with a par value of $10. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2018. The Company paid its parent company to redeem the Series B non-voting preferred stock at par value on the following dates: December 13, 2018: 55,930 shares for $559; December 27, 2017: 29,787 shares for $297 and December 22, 2016: 31,437 shares for $314.

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2019, without the prior approval of insurance regulatory authorities, is $577,829.

On December 31, 2018, the Company provided a non-cash distribution of the Pension Plan for U.S. Agents of TLIC asset valued at $60,347 to its parent company in order to facilitate the approved plan merger of the Pension Plan for U.S. Agents of TLIC maintained by the Company into the Transamerica Employee Pension Plan maintained by Transamerica Corporation.

The Company paid an extraordinary preferred stock dividend and an extraordinary common stock dividend of $16,732 and $47,488, respectively, to its parent company on December 13, 2018.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company paid an ordinary preferred stock dividend and an ordinary common stock dividend of $16,920 and $283,080, respectively, to its parent company on June 29, 2018.

On September 12, 2017 and June 28, 2017, the Company paid ordinary common stock dividends of $240,000 and $188,393, respectively, to its parent company.

The Company provided cash returns of capital to its parent company in the amount of $558,740 on December 13, 2018. On June 28 and December 21, 2017, the Company paid a cash return of capital in the amount of $372,572 and $50,000, respectively, to its parent.

The Company received ordinary common stock dividends from Transamerica Financial Life Insurance Company (TFLIC) in the amounts of $12,105 on June 29, 2018, $9,075 on December 21, 2017 and $10,289 on June 28, 2017. On December 13, 2018 and December 21, 2017, the Company received preferred stock dividends of $430 and $3, respectively, from TFLIC.

On December 18, 2018 and June 15, 2017, the Company received common stock dividends of $23,520 and $188,400, respectively, from its subsidiary TLB.

On December 13, 2018, the Company received $7,162 from TFLIC as a redemption of preferred stock.

On August 6, 2018, the Company received a common stock dividend in the amount of $140,000 from SRC.

On December 31, 2018, the Company made a non-cash capital contribution in the amount of $1,971 to REAP 3A.

The Company received a return of capital of $27,000 on June 28, 2017 from its subsidiary Investors Warranty of America, LLC (IWA).

On December 28, 2017, the Company received a return of capital of $135,000 and dividends of $221,506 from LIICA Holdings, LLC, a subsidiary.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2018, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the IID prior to paying quarterly interest payments.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Additional information related to the outstanding surplus notes at December 31, 2018 and 2017 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest

2018	$150,000	$9,000	$144,000	$2,250
2017	$150,000	$9,000	$135,000	$2,250

11. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2018 and 2017, respectively, securities with a fair value of $1,625,915 and $2,385,635 were on loan under securities lending agreements. At December 31, 2017, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $1,670,537 and $2,460,919 at December 31, 2018 and 2017, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2018	2017
Open	$1,669,762	$2,461,167
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–
Total	1,669,762	2,461,167

Securities received	–	–
Total collateral received	$1,669,762	$2,461,167

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2018		2017

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$245,460	$245,460	$264,039	$264,039
30 days or less	418,414	418,414	913,484	913,484
31 to 60 days	300,130	300,130	376,158	376,158
61 to 90 days	173,187	173,187	489,542	489,542
91 to 120 days	301,294	301,294	191,141	191,141
121 to 180 days	232,052	232,052	226,555	226,555
181 to 365 days	–	–	–	–
1 to 2 years	–	–	–	–
2 to 3 years	–	–	–	–
Greater than 3 years	–	–	–	–

Total	1,670,537	1,670,537	2,460,919	2,460,919

Securities received	–	–	–	–

Total collateral reinvested	$1,670,537	$1,670,537	$2,460,919	$2,460,919

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $1,659,224 (fair value of $1,670,537) that are currently tradable securities that could be sold and used to pay for the $1,669,762 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica Corporation (TA Corp) which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $12,769, $13,133 and $15,745 was allocated to the Company for the years ended December 31, 2018, 2017 and 2016 respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP 102, Pensions. Pension expenses were $23,481, $30,676 and $35,812 for the years ended December 31, 2018, 2017 and 2016, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of post retirement expenses was $5,027, $7,332 and $6,527 for the years ended December 31, 2018, 2017 and 2016, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2018, 2017 and 2016 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $892,554, $1,115,739 and $1,195,341 during 2018, 2017 and 2016, respectively. The amount paid as a result of being a party to these agreements was $580,203, $811,607 and $803,847 during 2018, 2017 and 2016, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $136,995, $148,943 and $136,494 for these services during 2018, 2017 and 2016, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $40,843, $37,029 and $57,231 for the years ended December 31, 2018, 2017 and 2016, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2018, 2017 and 2016, the Company received (paid) net interest of ($365), ($834) and $122 from (to) affiliates, respectively. At December 31, 2018 and 2017, respectively, the Company reported net payables from affiliates of $36,791 and $489. Terms of settlement require that these amounts are settled within 60 days.

At December 31, 2018, the Company had short-term intercompany notes receivable of $261,000 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$220,500	December 13, 2019	2.31%
TA Corp	40,500	December 21, 2019	2.31%

At December 31, 2017, the Company had short-term intercompany notes receivable of $168,300.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$53,600	December 21, 2018	1.18%
TA Corp	114,700	December 29, 2018	1.18%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate, TPLIC. At December 31, 2018 and 2017, the cash surrender value of these policies was $179,004 and $174,952, respectively, and is included in Other assets on the balance sheet. In addition, the Company also issued life insurance policies to an affiliate, TPLIC, covering the lives of certain employees of that affiliate. Aggregate reserves for policies and contracts related to these policies are $167,126 and $166,473 at December 31, 2018 and 2017, respectively, and is included in Aggregate reserves for policies and contracts on the balance sheet.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$25,943
Real Estate Alternatives Portfolio 3, LLC	$29,149
Real Estate Alternatives Portfolio 4 HR, LLC	$88,280
Aegon Multi-Family Equity Fund, LLC	$54,942
Natural Resources Alternatives Portfolio I, LLC	$90,600
Zero Beta Fund, LLC	$257,831

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Effective December 31, 2017, the Company received a liquidating distribution from IWA, a wholly owned limited liability company reported using the equity method outlined in SSAP No. 48, fully redeeming the Company’s membership interest therein. The Company received $176,999 cash, $57,050 directly held real estate, $17,602 real estate LLC membership, $4,328 intercompany receivable, and $2,684 tax refund receivable in redemption of the Company’s equity method basis in IWA. The transaction resulted in a pre-tax realized loss of $39,953 reported on the Statement of Operations which is offset by a pre-tax $40,097 unrealized loss reduction that is reported on the Statement of Changes in Capital and Surplus.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2018 and 2017:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$22,419	$22,419	$–
GARNET ASSURANCE CORP	100	–	–	–
LIFE INVESTORS ALLIANCE LLC	100	–	–	–
AEGON FINANCIAL SERVICES GROUP	100	–	–	–
GARNET ASSURANCE CORP III	100	–	–	–
0	–	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$22,419	$22,419	$–

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,000,646	$1,000,646	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,000,646	$1,000,646	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,023,065	$1,023,065	$–

Aggregate Total	XXX	$1,023,065	$1,023,065	$–

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$16,471	$16,471	$–
GARNET ASSURANCE CORP	–	–	–	–
LIFE INVESTORS ALLIANCE LLC	–	–	–	–
ASIA INVESTMENT HOLDING LTD	100	–	–	–
AEGON FINANCIAL SERVICES GROUP	100	–	–	–
GARNET ASSURANCE CORP III	100	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$16,471	$16,471	$–

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,101,266	$1,101,266	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,101,266	$1,101,266	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,117,737	$1,117,737	$–

Aggregate Total	XXX	$1,117,737	$1,117,737	$–

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2018

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–
Total SSAP No. 97 8a Entities	–	–	$–	–	–	–
SSAP No. 97 8b(ii) Entities
None			$–
Total SSAP No. 97 8b(ii) Entities	–	–	$–	–	–	–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$16,471	Y	N	I
GARNET ASSURANCE CORP	NA		–	Y	N	I
LIFE INVESTORS ALLIANCE LLC	NA		–	Y	N	I
AEGON FINANCIAL SERVICES GROUP	NA		–	Y	N	I
GARNET ASSURANCE CORP III	NA		–	N	N	I
0	–		–	–	–	–
Total SSAP No. 97 8b(iii) Entities	–	–	$16,471	–	–	–
SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S2	10/8/2018	$815,587	N	N	I
Total SSAP No. 97 8b(iv) Entities	–	–	$815,587	–	–	–
Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$832,058	–	–	–
Aggregate Total	–	–	$832,058	–	–	–

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2017

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–
Total SSAP No. 97 8a Entities	–	–	$–	–	–	–
SSAP No. 97 8b(ii) Entities
None			$–
Total SSAP No. 97 8b(ii) Entities	–	–	$–	–	–	–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2017	$17,072	Y	N	I
GARNET ASSURANCE CORP	S1	9/27/2017	–	Y	N	I
LIFE INVESTORS ALLIANCE LLC	S1	9/27/2017	–	Y	N	I
ASIA INVESTMENT HOLDING LTD	S1	9/27/2017	–	Y	N	I
AEGON FINANCIAL SERVICES GROUP	S1	9/21/2017	–	Y	N	I
GARNET ASSURANCE CORP III	S1	12/28/2017	–	N	N	I
Total SSAP No. 97 8b(iii) Entities	–	–	$17,072	–	–	–
SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S1	12/28/2017	$924,067	N	N	I
Total SSAP No. 97 8b(iv) Entities	–	–	$924,067	–	–	–
Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$941,139	–	–	–
Aggregate Total	–	–	$941,139	–	–	–

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Letter of credit
Pine Falls Re (PFRe)	Letter of credit
Stonebridge Reinsurance Company (SRC)	Letter of credit
MLIC Re I, Inc. (MLIC Re)	Letter of credit

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has three LPS with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Riverwood Reinsurance, Inc. (TRRI)	Parental guarantee
TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
LIICA Re II**	$–	$(210,000)	$–	$–
Pine Falls Re**	–	(1,200,000)	–	–
Stonebridge Reinsurance Company**	–	(753,321)	–	–
MLIC Re**	–	(830,000)	–	–
TLIC Riverwood Reinsurance, Inc.	–	(2,163,084)	1,049,158	–
TLIC Oakbrook Reinsurance, Inc.	–	(1,136,283)	128,495	–
TLIC Watertree Reinsurance, Inc.	–	(745,523)	493,278	–

*    Per AP&P Manual (without permitted or prescribed practices)

**    The SCA is valued at zero in the Company’s financial statements

The above SCA entities had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level. If the RBC for each of the insurance SCA entities listed above would have triggered a regulatory event had they not used a prescribed practice.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

14. Commitments and Contingencies

At December 31, 2018 and 2017, the Company has mortgage loan commitments of $238,370 and $91,038, respectively.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has contingent commitments for $718,870 and $701,790 as of December 31, 2018 and 2017, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $55,107 and $40,605, respectively.

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2018 and 2017 was $11,086 and $14,987, respectively.

At December 31, 2018 and 2017, the Company has private placement commitments outstanding of $78,516 and $46,679, respectively.

The Company sold $1,658 and $0 of “to-be-announced” (TBA) securities as of December 31, 2018 and 2017, respectively. Due to different counterparties, the receivable related to these TBAs was not reclassed.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. In addition, the amount of cash collateral pledged by the Company as of December 31, 2018 and 2017, respectively, was $0 and $15,151.

At December 31, 2018 and 2017, securities in the amount of $227,624 and $45,201, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheet as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2018. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, Transamerica Life Bermuda LTD (TLB) (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2018, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2018, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2018, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2018 and 2017, TLB holds related statutory-basis policy and claim reserves of $2,212,527 and $1,918,249, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2018, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2018 and 2017, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $3,458,012 and $3,168,807, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2018, there is no payment or performance risk because TLB is not insolvent as of this date.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $587 and $545 under this agreement in 2018 and 2017, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2018 and 2017 for the total payout block is $3,235,571 and $3,286,580, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2018 and 2017:

	December 31
	2018	2017
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,670,570	$5,087,084

Current liability recognized in financial statements:
Noncontingent liabilities	–	–

Contingent liabilities	–	–

Ultimate financial statement impact if action required:
Incurred claims	5,670,539	5,087,056
Other	31	28
Total impact if action required	$5,670,570	$5,087,084

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $3,274,093. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018 and 2017, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2018	2017
Membership Stock:
Class A	$–	$–
Class B	10,000	10,000
Activity Stock	123,400	165,800
Excess Stock	–	–
Total	$133,400	$175,800

At December 31, 2018 and 2017, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2018
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10,000
Total	$–	$–	$–	$10,000

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Decemeber 31, 2017
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10,000
Total	$–	$–	$–	$10,000

At December 31, 2018 and 2017, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2018
Total Collateral Pledged	$4,379,240	$4,405,503
Maximum Collateral Pledged	5,176,835	5,131,250

	Fair Value	Carry Value
Decemeber 31, 2017
Total Collateral Pledged	$5,262,087	$4,999,339
Maximum Collateral Pledged	5,534,849	5,317,412

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018 and 2017, the borrowings from the FHLB were as follows:

	December 31, 2018		December 31, 2017
	General Account	Funding Agreements Reserves Established	General Account	Funding Agreements Reserves Established

Debt[1]	$2,820,000	$–	$3,820,000	$–
Funding agreements[2]	265,000	266,742	325,000	326,380
Other	–	–	–	–

Total	$3,085,000	$266,742	$4,145,000	$326,380

1 The maximum amount of borrowing during 2018 was $2,820,000

2 The maximum amount of borrowing during 2018 was $265,000

As of December 31, 2018, the weighted average interest rate on FHLB advances was 2.602% with a weighted average term of 4.3 years. As of December 31, 2017, the weighted average interest rate on FHLB advances was 1.544% with a weighted average term of 5.2 years.

At December 31, 2018 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	NO
Funding Agreements	NO
Other	N/A

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $1,905,244 and $2,762,795 as of December 31, 2018 and 2017, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. In compliance with statutory guidelines, no reserves were recorded at December 31, 2018.

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company has been named in class action and individual lawsuits relating to increases in monthly deduction rates (‘‘MDR’’) on universal life products. In one federal class action filed in the Central District of California, the parties agreed to settle the case and a $210,100 provision was established in 2018, which included $15,000 for additional costs for attorney fees, class notice and administration. In January 2019, the court approved the settlement. Over 99% of affected policyholders participated in the settlement. While less than 1% of policyholders opted out, they represent approximately 43% of the value of the settlement fund. The Company continues to hold a provision for these policyholders. The provision for this settlement is included in other liabilities in the balance sheet and general expenses within the statement of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $7,864 and $10,075 and an offsetting premium tax benefit $6,173 and $7,345 at December 31, 2018 and 2017, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $400, $216 and $6,142, for the years ended December 31, 2018, 2017 and 2016, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $95,515 and $93,497 for municipal repurchase agreements as of December 31, 2018 and 2017, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book adjusted carry values of $205,405 and $116,023, respectively, and fair values of $217,575 and $125,733, respectively, as of December 31, 2018 and 2017. These securities have maturity dates that range from 2019 to 2097.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2018 and 2017, the Company had dollar repurchase agreements outstanding in the amount of $361,063 and $330,081, respectively. The Company had an outstanding liability for borrowed money in the amount $205,345 and $330,318, which included accrued interest of $1,092 and $885, at December 31, 2018 and 2017, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2018	2017

Open	$204,253	$329,434
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	204,253	329,434

Securities received	–	–

Total collateral received	$204,253	$329,434

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2018 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)

Bonds:
NAIC 5	1	$1,448	$1,459	$31
Common stocks:
Common stocks	4	$15	$21	$10

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2018 through April 25, 2019.

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2018. The Company ceded businesses to a subsidiary of Scottish Re Group. In January 2018, Scottish Re Group announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began also oversight procedures of the Scottish Re Group subsidiary (SRUS) with whom TLIC is a counterparty for some of its reinsurance activities. On March 1, 2019, the Delaware Department of Insurance requested SRUS to be placed in rehabilitation. The Company’s management closely monitors the current developments but is not yet able to assess whether its outstanding reserves and receivables will be recoverable. At December 31, 2018, the Company’s reserves ceded to Scottish Re Group were $108,320.

96

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2018

Attachment to Note 9
Entity Name	FEIN
Transamerica Corporation	42-1484983

Aegon Asset Management Services Inc	39-1884868

Aegon Direct Marketing Services Inc	42-1470697

Aegon Financial Services Group Inc	41-1479568

Aegon Institutional Markets Inc	61-1085329

Aegon Management Company	35-1113520

Aegon USA Real Estate Services Inc	61-1098396

Aegon USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693

AFSG Securities Corporation	23-2421076

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Firebird Reinsurance Corporation	47-3331975

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Intersecurities Ins Agency	42-1517005

LIICA RE II	20-5927773

Massachusetts Fidelity Trust	42-0947998

MLIC RE I Inc	01-0930908

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Pine Falls Re Inc	26-1552330

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Short Hills Management	42-1338496

Southwest Equity General Company	86-0455577

Stonebridge Benefit Services Inc	75-2548428

97

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2018

Attachment to Note 9
Entity Name	FEIN

Stonebridge Reinsurance Company	61-1497252

TCF Asset Management Corp	84-0642550

TCFC Air Holdings Inc	32-0092333

TCFC Asset Holdings Inc	32-0092334

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Riverwood Reinsurance Inc	45-3193055

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756

Transamerica Accounts Holding Corp	36-4162154

Transamerica Affinity Services Inc	42-1523438

Transamerica Affordable Housing Inc	94-3252196

Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662

Transamerica Asset Management (fka Transamerica Fund Advisors)	59-3403585

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Commercial Finance Corp I	94-3054228

Transamerica Consumer Finance Holding Company	95-4631538

Transamerica Corporation (OREGON)	98-6021219

Transamerica Distribution Finance Overseas Inc	36-4254366

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors FKA InterSecurities	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica Home Loan	95-4390993

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Leasing Holdings Inc	13-3452993

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Insurance Co Ltd	94-3304740

Transamerica Premier Life Insurance Company	52-0419790

Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601

Transamerica Small Business Capital Inc	36-4251204

98

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2018

Attachment to Note 9
Entity Name	FEIN
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

99

Statutory-Basis Financial

Statement Schedules

100

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2018

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$6,331,854	$6,598,931	$6,473,506
States, municipalities and political subdivisions	775,531	798,840	775,531
Foreign governments	362,823	352,919	362,847
Hybrid securities	382,258	379,539	382,045
All other corporate bonds	18,495,323	19,020,347	18,473,880
Preferred stocks	98,907	91,213	97,382
Total fixed maturities	26,446,696	27,241,789	26,565,191

Equity securities
Common stocks:
Industrial, miscellaneous and all other	154,552	171,979	171,979
Total equity securities	154,552	171,979	171,979

Mortgage loans on real estate	4,574,654		4,574,654
Real estate	114,446		114,446
Policy loans	551,658		551,658
Other long-term investments	955,194		955,194
Receivable for securities	123,959		123,959
Securities lending	1,670,537		1,670,537
Cash, cash equivalents and short-term investments	1,955,703		1,955,703
Total investments	$36,547,399		$36,683,321

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)

United States government, state, municipal and political, hybrid and corporate bonds of $36,959 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $4,598 due to having an NAIC 6 rating.

101

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2018
Individual life	$10,400,565	$–	$343,340	$104,339	$693,537	$1,425,541	$888,908
Individual health	86,822	92,364	30,578	106,230	25,370	65,813	193,680
Group life and health	1,512,345	21,075	81,403	638,939	95,911	306,199	276,705
Annuity	13,793,355	–	30,315	10,572,727	654,092	16,123,471	(2,756,710)
Other	–	–	–	–	141,741	–	–

	$25,793,087	$113,439	$485,636	$11,422,235	$1,610,651	$17,921,024	$(1,397,417)

Year ended December 31, 2017
Individual life	$9,987,824	$–	$250,100	$(7,812,143)	$(1,056,944)	$(1,870,315)	$603,366
Individual health	100,420	91,784	27,176	(1,489,124)	1,344,780	(4,084,846)	(885,516)
Group life and health	1,528,445	23,229	100,510	508,023	238,217	(36,386)	186,023
Annuity	14,017,983	–	22,133	5,662,618	1,468,343	9,211,736	(2,084,576)
Other	–	–	–	–	438,652	–	–

	$25,634,672	$115,013	$399,919	$(3,130,626)	$2,433,048	$3,220,189	$(2,180,703)

Year ended December 31, 2016
Individual life	$13,570,924	$–	$241,127	964,932	$768,583	$1,682,114	$850,556
Individual health	4,104,887	96,408	177,690	128,097	288,730	350,311	164,250
Group life and health	1,920,903	26,223	111,533	646,226	126,113	395,670	313,984
Annuity	18,660,981	–	24,395	12,339,288	1,108,862	12,847,222	1,559,407
Other	–	–	–	–	152,629	–	–

	$38,257,695	$122,631	$554,745	$14,078,543	$2,444,917	$15,275,317	$2,888,197

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

102

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2018
Life insurance in force	$972,796,627	$831,130,720	$–	$141,665,907	0%

Premiums:
Individual life	$2,453,331	$3,644,497	$1,295,506	$104,340	1242%
Individual health	532,130	429,165	3,264	106,230	3%
Group life and health	753,427	131,816	17,328	638,939	3%
Annuity	10,692,163	197,320	77,884	10,572,727	1%
	$14,431,051	$4,402,798	$1,393,982	$11,422,236	12%

Year ended December 31, 2017
Life insurance in force	$533,085,617	$887,695,994	$484,569,310	$129,958,933	373%

Premiums:
Individual life	$2,443,494	$11,836,066	$1,580,429	$(7,812,143)	-20%
Individual health	530,052	2,022,968	3,792	(1,489,124)	0%
Group life and health	802,090	321,533	27,466	508,023	5%
Annuity	9,813,201	4,215,856	65,273	5,662,618	1%
	$13,588,837	$18,396,423	$1,676,960	$(3,130,626)	-54%

Year ended December 31, 2016
Life insurance in force	$529,122,141	$916,395,356	$525,650,271	$138,377,056	380%

Premiums:
Individual life	$2,422,512	$2,887,979	$1,430,399	$964,932	148%
Individual health	554,332	431,437	5,202	128,097	4%
Group life and health	820,508	203,774	29,492	646,226	5%
Annuity	10,283,875	(1,994,042)	61,372	12,339,288	0%
	$14,081,227	$1,529,148	$1,526,465	$14,078,543	11%

103

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2018 and 2017

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2018 and 2017

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2018, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Separate Account VA B as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA Jennison Growth Service Class (1)
AB Growth and Income Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Levin Large Cap Value Service Class (2)
Fidelity® VIP Mid Cap Initial Class (1)	TA Madison Balanced Allocation Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Madison Conservative Allocation Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Managed Risk - Conservative ETF Service Class (1)
Franklin Income Class 2 Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Market Participation Strategy Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Multi-Managed Balanced Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Tactical - Conservative Service Class (1)
NVIT Emerging Markets Class D Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
Rational Insider Buying VA (1)	TA PIMCO Total Return Initial Class (1)
Rational Trend Aggregation VA (1)	TA PIMCO Total Return Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
TA 60/40 Allocation Service Class (2)	TA ProFunds UltraBear Service Class (OAM) (1)
TA Aegon High Yield Bond Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Barrow Hanley Dividend Focused Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA BlackRock Equity Smart Beta 100 Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA BlackRock Global Allocation Service Class (1)	TA Torray Concentrated Growth Service Class (1)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	TA TS&W International Equity Initial Class (1)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	TA TS&W International Equity Service Class (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	TA U.S. Equity Index Service Class (3)
TA BlackRock Global Real Estate Securities Service Class (1)	TA WMC US Growth Initial Class (1)
TA BlackRock Government Money Market Initial Class (1)	TA WMC US Growth Service Class (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Equity Index (1)
TA BlackRock Smart Beta 40 Initial Class (1)	Vanguard® International (1)
TA BlackRock Smart Beta 40 Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Smart Beta 50 Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Smart Beta 75 Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Tactical Allocation Service Class (1)	Vanguard® Total Bond Market Index (1)
TA Greystone International Growth Initial Class (1)	Voya Global Perspectives Class S Shares (1)
TA Greystone International Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA International Equity Index Service Class (3)	Voya Strategic Allocation Conservative Class S Shares (1)
TA Janus Balanced Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Janus Mid-Cap Growth Initial Class (1)	Wanger International (1)
TA Janus Mid-Cap Growth Service Class (1)	Wanger USA (1)
TA Jennison Growth Initial Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2018 and 2017
(2)	Statements of operations and changes in net assets for the period May 1, 2018 (commencement of operations) through December 31, 2018
(3)	Statements of operations and changes in net assets for the year ended December 31, 2018 and the period May 1, 2017 (commencement of operations) through December 31, 2017

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account VA B since 2014.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	8,537,578.420	$96,950,576	$85,205,033	$5	$85,205,038	33,611,226	$1.321354	$12.896548
AB Growth and Income Class B Shares	7,750,104.779	229,375,172	211,887,865	(376)	211,887,489	72,168,849	1.364135	15.984684
AB Large Cap Growth Class B Shares	567,130.753	21,333,507	27,738,365	(152)	27,738,213	13,361,563	1.847546	12.943866
American Funds—Asset Allocation Class 2 Shares	32,151,696.281	695,858,989	677,757,758	(127)	677,757,631	212,831,662	1.556525	14.104327
American Funds—Bond Class 2 Shares	19,070,322.375	205,211,216	197,187,133	(119)	197,187,014	65,952,103	1.012844	10.416853
American Funds—Growth Class 2 Shares	6,366,357.271	457,321,523	442,334,503	297	442,334,800	61,736,514	1.937225	18.673674
American Funds—Growth-Income Class 2 Shares	9,120,557.075	426,926,973	409,513,013	103	409,513,116	56,040,276	1.911534	17.441126
American Funds—International Class 2 Shares	10,613,310.223	205,890,126	186,794,260	2	186,794,262	49,456,028	1.101337	12.084199
BlackRock Basic Value V.I. Class I Shares	1,440,656.238	21,089,196	17,849,731	(95)	17,849,636	6,813,623	1.917179	9.313214
BlackRock Global Allocation V.I. Class I Shares	685,328.821	10,933,282	10,410,145	(5)	10,410,140	5,295,268	1.634914	9.974336
BlackRock High Yield V.I. Class I Shares	528,981.972	3,884,735	3,597,077	15,881	3,612,958	1,507,900	1.986688	9.939205
Fidelity® VIP Balanced Service Class 2	22,292,919.305	372,441,365	364,935,089	75	364,935,164	137,704,135	1.441935	14.329332
Fidelity® VIP Contrafund® Initial Class	6,889.271	217,031	221,352	10	221,362	72,197	1.754685	16.167637
Fidelity® VIP Contrafund® Service Class 2	15,802,304.797	516,586,561	494,770,163	316	494,770,479	130,170,833	1.528523	15.861317
Fidelity® VIP Equity-Income Initial Class	1,867.195	37,858	38,035	(2)	38,033	23,527	1.441717	9.898796
Fidelity® VIP Equity-Income Service Class 2	1,901,256.063	38,998,396	37,739,933	158	37,740,091	20,712,987	1.230046	9.940484
Fidelity® VIP Growth Initial Class	277.919	15,646	17,542	19	17,561	8,174	2.075286	13.036573
Fidelity® VIP Growth Service Class 2	544,277.826	25,527,496	33,696,240	166	33,696,406	16,810,542	1.759903	12.923702
Fidelity® VIP Growth Opportunities Service Class 2	62,638.446	1,694,452	2,346,436	29	2,346,465	929,775	1.917924	14.544211
Fidelity® VIP Mid Cap Initial Class	2,738.380	98,456	82,672	(2)	82,670	38,781	1.474667	14.638890
Fidelity® VIP Mid Cap Service Class 2	9,884,713.780	324,466,886	288,831,337	(161)	288,831,176	74,180,131	1.414343	14.360697
Fidelity® VIP Value Strategies Initial Class	22,978.439	330,165	255,290	(1)	255,289	80,999	1.412581	12.826749
Fidelity® VIP Value Strategies Service Class 2	10,436,790.513	141,874,397	116,996,422	25	116,996,447	42,681,877	0.329645	12.584945
Franklin Founding Funds Allocation Class 4 Shares	11,611,408.936	83,997,668	75,009,702	(103)	75,009,599	40,474,209	1.262801	9.771990
Franklin Income Class 2 Shares	4,066,137.661	61,023,384	59,934,869	65	59,934,934	43,367,555	1.210037	10.227613
Franklin Mutual Shares Class 2 Shares	765,773.800	13,537,246	13,324,464	51	13,324,515	10,583,322	1.110995	9.531432
Franklin Templeton Foreign Class 2 Shares	1,830,653.541	25,450,025	23,322,526	196	23,322,722	25,135,514	0.836828	9.621912
Invesco V.I. American Franchise Series II Shares	107,723.253	4,737,910	5,914,007	59	5,914,066	3,405,149	1.627968	11.731074
Janus Henderson—Enterprise Service Shares	313,659.500	14,820,616	19,757,412	(168)	19,757,244	8,614,115	1.456605	12.120450
Janus Henderson—Global Research Service Shares	496,360.328	14,896,052	22,907,029	(7)	22,907,022	18,506,476	0.912196	11.369868
Janus Henderson—Mid Cap Value Service Shares	188,408.243	2,961,042	2,566,120	(16)	2,566,104	1,170,029	1.477297	9.461027

See accompanying notes

2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
MFS® New Discovery Service Class	2,364,734.021	$38,242,807	$37,622,918	$23	$37,622,941	15,150,161	$1.499685	$11.964018
MFS® Total Return Service Class	1,897,314.113	37,651,261	40,564,576	88	40,564,664	22,981,760	1.296996	10.246623
NVIT Emerging Markets Class D Shares	1,584.567	15,968	17,509	—	17,509	1,547	10.884893	11.371277
Rational Insider Buying VA	157,495.646	2,408,883	1,888,373	28	1,888,401	1,218,337	1.397148	10.494005
Rational Trend Aggregation VA	127,649.935	1,568,560	1,370,960	18	1,370,978	1,054,500	1.170370	9.074297
State Street Total Return V.I.S. Class 3 Shares	3,469,777.844	60,603,151	48,611,588	(37)	48,611,551	24,994,175	1.243940	12.378541
TA 60/40 Allocation Service Class	810,268.185	7,920,983	7,559,802	(1)	7,559,801	1,506,181	0.952090	9.635446
TA Aegon High Yield Bond Initial Class	9,287,041.352	72,397,797	67,516,791	(24)	67,516,767	31,184,824	1.160126	11.884116
TA Aegon High Yield Bond Service Class	18,619,423.538	148,070,465	137,411,346	82	137,411,428	35,239,960	1.325196	11.577174
TA Aegon U.S. Government Securities Initial Class	5,953,336.127	69,033,327	62,212,363	2,352	62,214,715	39,822,530	0.999924	10.095970
TA Aegon U.S. Government Securities Service Class	29,536,389.991	330,747,037	318,697,648	(120)	318,697,528	104,943,141	1.024945	10.095593
TA American Funds Managed Risk—Balanced Service Class	69,114,108.898	732,095,022	724,315,861	(403)	724,315,458	68,832,442	9.893200	10.922991
TA Barrow Hanley Dividend Focused Initial Class	13,451,698.192	227,618,107	298,896,734	192	298,896,926	131,850,813	1.161205	14.661576
TA Barrow Hanley Dividend Focused Service Class	6,261,306.951	130,898,944	139,188,854	160	139,189,014	44,974,511	1.226111	14.278097
TA BlackRock Equity Smart Beta 100 Service Class	2,907,570.324	34,205,746	34,919,920	1	34,919,921	2,916,657	10.555376	12.260897
TA BlackRock Global Allocation Service Class	81,738,903.425	1,091,357,983	1,101,023,029	(181)	1,101,022,848	474,880,900	1.129484	11.659560
TA BlackRock Global Allocation Managed Risk—Balanced Service Class	24,059,249.374	228,437,446	216,773,837	(10)	216,773,827	22,915,904	9.034320	10.120537
TA BlackRock Global Allocation Managed Risk—Growth Service Class	20,134,643.052	190,667,702	179,399,670	(96)	179,399,574	19,120,004	8.975685	10.300793
TA BlackRock Global Real Estate Securities Initial Class	3,304,772.111	40,435,580	35,691,539	134	35,691,673	15,318,064	0.954018	10.288234
TA BlackRock Global Real Estate Securities Service Class	6,010,934.314	78,134,477	68,224,104	(49)	68,224,055	27,015,414	0.933230	10.022700
TA BlackRock Government Money Market Initial Class	92,736,783.813	92,736,782	92,736,784	(218)	92,736,566	87,727,125	0.799257	9.932598
TA BlackRock Government Money Market Service Class	339,882,127.942	339,882,126	339,882,128	(1,072)	339,881,056	169,823,809	0.787553	9.935122
TA BlackRock Smart Beta 40 Initial Class	1,752,057.562	16,468,728	16,837,273	172	16,837,445	10,486,812	1.101537	10.280312
TA BlackRock Smart Beta 40 Service Class	29,064,261.936	262,196,044	277,273,059	(135)	277,272,924	132,547,925	0.979989	11.241851
TA BlackRock Smart Beta 50 Service Class	12,366,853.373	137,648,660	136,530,061	5	136,530,066	12,508,832	10.198057	11.199527
TA BlackRock Smart Beta 75 Service Class	5,230,179.391	61,760,263	60,147,063	(2)	60,147,061	5,307,037	10.375445	11.631476
TA BlackRock Tactical Allocation Service Class	84,679,576.742	1,299,644,509	1,233,781,433	491	1,233,781,924	420,090,936	1.164471	12.282920
TA Greystone International Growth Initial Class	8,811,861.949	73,319,772	70,583,014	(283)	70,582,731	49,721,997	1.051653	10.880507
TA Greystone International Growth Service Class	10,743,233.489	91,116,136	84,441,815	(173)	84,441,642	22,805,284	0.960080	10.602231
TA International Equity Index Service Class	1,710,532.542	18,605,510	16,267,164	6	16,267,170	1,738,557	9.152662	9.507218

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Janus Balanced Service Class	57,361,291.980	$781,484,753	$840,916,540	$20	$840,916,560	194,748,292	$1.295845	$14.230449
TA Janus Mid-Cap Growth Initial Class	2,220,491.979	67,788,563	67,902,645	(187)	67,902,458	40,505,558	1.330794	14.394008
TA Janus Mid-Cap Growth Service Class	2,950,692.453	86,357,008	86,366,768	33	86,366,801	20,363,814	1.305952	14.023390
TA Jennison Growth Initial Class	20,177,417.036	198,888,794	192,694,333	4	192,694,337	83,798,752	1.683782	20.199487
TA Jennison Growth Service Class	13,554,856.028	133,132,400	122,264,801	(49)	122,264,752	20,725,118	2.062234	19.662782
TA JPMorgan Asset Allocation—Conservative Initial Class	14,679,022.098	154,948,700	146,643,431	47	146,643,478	87,232,931	1.182080	10.495628
TA JPMorgan Asset Allocation—Conservative Service Class	92,267,121.138	956,855,976	910,676,486	(128)	910,676,358	372,496,615	1.130452	11.619572
TA JPMorgan Asset Allocation—Growth Initial Class	21,419,131.556	219,895,877	239,894,273	198	239,894,471	125,967,602	1.281864	10.842418
TA JPMorgan Asset Allocation—Growth Service Class	16,156,732.651	179,556,837	179,178,165	(33)	179,178,132	62,042,687	1.127469	13.435297
TA JPMorgan Asset Allocation—Moderate Initial Class	32,138,251.851	351,539,406	359,948,421	(381)	359,948,040	197,798,951	1.250799	10.676001
TA JPMorgan Asset Allocation—Moderate Service Class	445,522,106.884	5,091,753,901	4,918,564,060	(308)	4,918,563,752	1,547,786,893	1.177163	12.230554
TA JPMorgan Asset Allocation—Moderate Growth Initial Class	38,724,804.509	442,869,080	449,982,228	(212)	449,982,016	237,682,384	1.298424	10.817169
TA JPMorgan Asset Allocation—Moderate Growth Service Class	271,907,070.692	3,164,620,951	3,113,335,959	(388)	3,113,335,571	1,233,418,891	1.163029	12.860131
TA JPMorgan Core Bond Service Class	17,341,621.503	240,016,781	232,204,312	52	232,204,364	65,985,037	1.009670	10.564413
TA JPMorgan Enhanced Index Initial Class	5,752,401.569	105,234,629	111,021,350	(22)	111,021,328	44,289,570	1.646033	16.757698
TA JPMorgan Enhanced Index Service Class	2,974,872.489	56,646,741	57,236,547	13	57,236,560	10,181,659	1.594214	16.332702
TA JPMorgan International Moderate Growth Initial Class	8,902.691	81,621	84,487	—	84,487	68,581	1.231927	10.392485
TA JPMorgan International Moderate Growth Service Class	57,228,686.410	542,930,988	537,377,365	(311)	537,377,054	300,953,145	0.899371	10.998467
TA JPMorgan Mid Cap Value Service Class	13,125,640.523	237,113,087	186,121,583	(46)	186,121,537	44,054,769	1.296288	14.611786
TA JPMorgan Tactical Allocation Service Class	78,499,105.011	1,142,135,048	1,151,581,871	204	1,151,582,075	290,764,551	1.106681	11.560331
TA Legg Mason Dynamic Allocation—Balanced Service Class	84,702,289.855	996,983,560	987,628,700	(209)	987,628,491	211,305,384	1.029068	11.478069
TA Legg Mason Dynamic Allocation—Growth Service Class	34,903,976.303	432,752,354	430,016,988	(175)	430,016,813	99,265,335	1.133286	11.887788
TA Levin Large Cap Value Service Class	232,839.287	2,279,376	2,100,210	—	2,100,210	323,389	0.892687	9.034294
TA Madison Balanced Allocation Service Class	9,132,129.431	100,309,648	97,805,106	185	97,805,291	35,654,782	1.223284	11.838697
TA Madison Conservative Allocation Service Class	6,016,304.393	64,063,341	62,990,707	99	62,990,806	28,250,139	1.126031	11.015907
TA Madison Diversified Income Service Class	10,828,374.339	128,844,489	135,787,814	44	135,787,858	50,863,663	1.254362	12.078177
TA Managed Risk—Balanced ETF Service Class	455,566,198.980	5,245,744,129	5,298,234,894	(363)	5,298,234,531	1,309,690,461	1.048131	11.961469
TA Managed Risk—Conservative ETF Service Class	56,067,420.841	671,242,633	671,687,702	147	671,687,849	245,869,418	1.092831	11.784266
TA Managed Risk—Growth ETF Service Class	234,478,638.235	2,378,913,259	2,384,647,751	(440)	2,384,647,311	857,934,001	1.141394	12.523347
TA Market Participation Strategy Service Class	32,573,793.915	381,411,655	382,090,603	50	382,090,653	87,219,115	1.173517	12.631035
See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Morgan Stanley Capital Growth Initial Class	8,315,648.024	$131,424,925	$134,713,498	$18	$134,713,516	42,679,256	$2.364581	$14.503133
TA Morgan Stanley Capital Growth Service Class	6,925,781.663	118,647,511	108,734,772	18	108,734,790	14,619,393	2.241350	23.236711
TA Multi-Managed Balanced Initial Class	6,071,661.948	84,208,904	84,092,518	(68)	84,092,450	35,336,427	1.552035	10.675340
TA Multi-Managed Balanced Service Class	82,199,541.250	1,113,975,304	1,113,803,784	250	1,113,804,034	213,053,682	1.301202	13.967042
TA Multi-Manager Alternative Strategies Service Class	296,607.256	2,971,535	2,811,837	20	2,811,857	294,271	9.260336	9.958207
TA PIMCO Tactical—Balanced Service Class	49,378,431.269	575,138,655	514,523,254	62	514,523,316	152,110,362	1.010459	11.924940
TA PIMCO Tactical—Conservative Service Class	22,931,241.016	260,944,706	237,796,969	(90)	237,796,879	69,943,022	0.968877	11.772561
TA PIMCO Tactical—Growth Service Class	30,616,130.153	349,046,062	311,059,882	96	311,059,978	77,403,230	0.980005	12.195813
TA PIMCO Total Return Initial Class	14,196,722.219	161,884,652	157,867,551	170	157,867,721	100,615,759	1.025605	10.174733
TA PIMCO Total Return Service Class	65,191,551.720	748,630,085	717,758,984	331	717,759,315	331,762,980	1.056741	10.455457
TA PineBridge Inflation Opportunities Service Class	15,558,421.342	160,581,476	154,495,124	6	154,495,130	80,400,948	0.920570	9.983244
TA ProFunds UltraBear Service Class (OAM)	71,479,601.511	36,982,744	35,025,005	1	35,025,006	824,917,799	0.040444	7.672626
TA QS Investors Active Asset Allocation—Conservative Service Class	32,368,918.564	342,649,136	347,965,875	(210)	347,965,665	141,754,097	1.036517	11.337919
TA QS Investors Active Asset Allocation—Moderate Service Class	116,828,320.037	1,325,727,041	1,333,011,132	(109)	1,333,011,023	382,230,157	1.083393	11.564795
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	48,119,302.869	536,631,370	540,379,771	342	540,380,113	195,359,095	1.081554	11.858383
TA Small/Mid Cap Value Initial Class	6,151,063.313	119,499,113	105,244,693	17	105,244,710	20,576,048	1.570471	15.228130
TA Small/Mid Cap Value Service Class	6,332,975.720	125,975,480	105,380,716	69	105,380,785	28,152,654	1.541268	14.838649
TA T. Rowe Price Small Cap Initial Class	8,279,855.344	112,143,971	114,179,205	(17)	114,179,188	43,487,831	1.852579	17.503036
TA T. Rowe Price Small Cap Service Class	16,218,362.753	224,148,274	210,676,532	50	210,676,582	33,335,132	1.818752	17.057948
TA Torray Concentrated Growth Initial Class	6,561,655.829	115,694,316	131,167,500	196	131,167,696	37,336,127	1.734757	16.333261
TA Torray Concentrated Growth Service Class	1,561,768.032	30,604,722	31,969,392	(54)	31,969,338	7,803,220	1.656251	15.898769
TA TS&W International Equity Initial Class	6,197,165.727	79,169,734	73,746,272	(75)	73,746,197	42,739,151	0.956041	11.178390
TA TS&W International Equity Service Class	3,049,472.441	38,468,471	35,983,775	22	35,983,797	12,291,177	0.849936	10.890790
TA U.S. Equity Index Service Class	4,375,914.887	49,919,008	46,909,808	(3)	46,909,805	4,460,433	10.293712	10.692325
TA WMC US Growth Initial Class	9,291,432.570	236,563,974	249,567,879	243	249,568,122	125,844,251	1.659950	18.632019
TA WMC US Growth Service Class	4,313,180.530	108,678,802	113,091,593	(176)	113,091,417	24,232,577	1.553146	18.149148
Vanguard® Equity Index	107,160.030	3,904,347	4,075,296	2	4,075,298	1,183,932	1.946161	17.041499
Vanguard® International	80,358.298	1,809,270	1,859,491	(2)	1,859,489	567,663	1.255663	13.375837
Vanguard® Mid-Cap Index	67,065.019	1,421,764	1,356,725	(1)	1,356,724	332,115	1.719393	15.391944
Vanguard® Real Estate Index	39,105.767	500,992	452,454	10	452,464	143,459	1.450118	12.321583

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Short-Term Investment Grade	287,310.099	$3,036,250	$3,028,248	$19	$3,028,267	828,787	$1.072249	$10.528192
Vanguard® Total Bond Market Index	190,495.894	2,237,905	2,198,323	—	2,198,323	359,496	1.122888	10.486855
Voya Global Perspectives Class S Shares	1,880.336	19,154	19,217	—	19,217	1,919	9.704836	10.215774
Voya Large Cap Value Class S Shares	95.514	1,040	1,008	—	1,008	95	9.997865	10.562198
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.967053	10.282988
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	10.091410	10.411335
Wanger International	11,829.471	324,320	262,614	1	262,615	70,863	1.220731	11.161192
Wanger USA	—	—	—	—	—	—	2.042298	16.754977

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of December 31, 2016:	$94,083,857	$220,284,665	$28,324,370	$634,039,608	$202,687,185

Investment Income:
Reinvested Dividends	1,757,555	2,948,666	—	11,319,204	4,101,380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,578,714	3,382,610	456,309	12,242,819	3,432,100

Net Investment Income (Loss)	178,841	(433,944)	(456,309)	(923,615)	669,280
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	799,896	20,426,407	1,784,870	32,975,305	2,953,858
Realized Gain (Loss) on Investments	(785,572)	11,724,260	2,411,493	13,942,491	(1,054,477)

Net Realized Capital Gains (Losses) on Investments	14,324	32,150,667	4,196,363	46,917,796	1,899,381
Net Change in Unrealized Appreciation (Depreciation)	12,264,594	4,943,149	4,197,338	49,060,945	1,235,417

Net Gain (Loss) on Investment	12,278,918	37,093,816	8,393,701	95,978,741	3,134,798
Net Increase (Decrease) in Net Assets Resulting from Operations	12,457,759	36,659,872	7,937,392	95,055,126	3,804,078

Increase (Decrease) in Net Assets from Contract Transactions	(6,594,640)	(10,466,873)	(3,998,993)	39,968,883	11,056,705

Total Increase (Decrease) in Net Assets	5,863,119	26,192,999	3,938,399	135,024,009	14,860,783

Net Assets as of December 31, 2017:	$99,946,976	$246,477,664	$32,262,769	$769,063,617	$217,547,968

Investment Income:
Reinvested Dividends	1,617,506	1,809,471	—	12,210,863	4,778,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,559,063	3,541,890	479,664	12,768,143	3,318,369

Net Investment Income (Loss)	58,443	(1,732,419)	(479,664)	(557,280)	1,460,030
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,238,786	27,505,699	3,650,529	32,935,152	270,918
Realized Gain (Loss) on Investments	(1,648,836)	8,700,569	3,039,944	21,372,558	(2,781,737)

Net Realized Capital Gains (Losses) on Investments	5,589,950	36,206,268	6,690,473	54,307,710	(2,510,819)
Net Change in Unrealized Appreciation (Depreciation)	(13,089,972)	(51,135,115)	(5,657,473)	(99,480,280)	(4,012,883)

Net Gain (Loss) on Investment	(7,500,022)	(14,928,847)	1,033,000	(45,172,570)	(6,523,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,441,579)	(16,661,266)	553,336	(45,729,850)	(5,063,672)

Increase (Decrease) in Net Assets from Contract Transactions	(7,300,359)	(17,928,909)	(5,077,892)	(45,576,136)	(15,297,282)

Total Increase (Decrease) in Net Assets	(14,741,938)	(34,590,175)	(4,524,556)	(91,305,986)	(20,360,954)

Net Assets as of December 31, 2018:	$85,205,038	$211,887,489	$27,738,213	$677,757,631	$197,187,014

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares	American Funds - International Class 2 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$301,070,692	$308,892,051	$129,648,359	$22,069,925	$13,393,563

Investment Income:
Reinvested Dividends	2,012,383	5,436,965	2,154,436	327,291	169,049
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,277,435	6,028,332	2,709,539	309,812	199,371

Net Investment Income (Loss)	(4,265,052)	(591,367)	(555,103)	17,479	(30,322)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,709,916	23,474,148	1,817,197	817,837	129,358
Realized Gain (Loss) on Investments	2,501,826	237,470	(342,853)	386,085	397,852

Net Realized Capital Gains (Losses) on Investments	38,211,742	23,711,618	1,474,344	1,203,922	527,210
Net Change in Unrealized Appreciation (Depreciation)	50,688,858	44,406,383	39,399,899	153,944	1,037,855

Net Gain (Loss) on Investment	88,900,600	68,118,001	40,874,243	1,357,866	1,565,065
Net Increase (Decrease) in Net Assets Resulting from Operations	84,635,548	67,526,634	40,319,140	1,375,345	1,534,743

Increase (Decrease) in Net Assets from Contract Transactions	57,194,734	43,743,768	21,968,632	(1,742,925)	(1,841,344)

Total Increase (Decrease) in Net Assets	141,830,282	111,270,402	62,287,772	(367,580)	(306,601)

Net Assets as of December 31, 2017:	$442,900,974	$420,162,453	$191,936,131	$21,702,345	$13,086,962

Investment Income:
Reinvested Dividends	2,124,919	6,343,618	3,595,577	369,139	108,826
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,094,717	7,278,774	3,342,873	308,551	181,201

Net Investment Income (Loss)	(5,969,798)	(935,156)	252,704	60,588	(72,375)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,391,290	30,234,362	9,573,365	2,139,347	425,765
Realized Gain (Loss) on Investments	4,457,417	(704,970)	3,201,138	678,010	281,818

Net Realized Capital Gains (Losses) on Investments	52,848,707	29,529,392	12,774,503	2,817,357	707,583
Net Change in Unrealized Appreciation (Depreciation)	(56,482,165)	(43,629,350)	(43,962,836)	(4,666,757)	(1,633,656)

Net Gain (Loss) on Investment	(3,633,458)	(14,099,958)	(31,188,333)	(1,849,400)	(926,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,603,256)	(15,035,114)	(30,935,629)	(1,788,812)	(998,448)

Increase (Decrease) in Net Assets from Contract Transactions	9,037,082	4,385,777	25,793,760	(2,063,897)	(1,678,374)

Total Increase (Decrease) in Net Assets	(566,174)	(10,649,337)	(5,141,869)	(3,852,709)	(2,676,822)

Net Assets as of December 31, 2018:	$442,334,800	$409,513,116	$186,794,262	$17,849,636	$10,410,140

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	BlackRock High Yield V.I. Class I Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount
Net Assets as of December 31, 2016:	$4,838,768	$336,960,896	$431,681	$476,359,703	$61,069

Investment Income:
Reinvested Dividends	237,463	4,714,475	2,500	4,206,437	736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	65,292	5,246,024	1,782	7,669,169	346

Net Investment Income (Loss)	172,171	(531,549)	718	(3,462,732)	390
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	9,450,198	14,141	28,503,427	1,145
Realized Gain (Loss) on Investments	31,782	5,987,743	4,384	13,938,279	3,466

Net Realized Capital Gains (Losses) on Investments	31,782	15,437,941	18,525	42,441,706	4,611
Net Change in Unrealized Appreciation (Depreciation)	61,049	34,332,976	36,326	56,527,961	393

Net Gain (Loss) on Investment	92,831	49,770,917	54,851	98,969,667	5,004
Net Increase (Decrease) in Net Assets Resulting from Operations	265,002	49,239,368	55,569	95,506,935	5,394

Increase (Decrease) in Net Assets from Contract Transactions	(691,895)	(4,041,694)	(229,185)	7,300,891	(23,107)

Total Increase (Decrease) in Net Assets	(426,893)	45,197,674	(173,616)	102,807,826	(17,713)

Net Assets as of December 31, 2017:	$4,411,875	$382,158,570	$258,065	$579,167,529	$43,356

Investment Income:
Reinvested Dividends	219,471	5,068,360	1,769	2,494,459	954
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,048	5,519,528	1,597	8,300,180	303

Net Investment Income (Loss)	161,423	(451,168)	172	(5,805,721)	651
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	19,614,679	21,620	51,034,223	1,934
Realized Gain (Loss) on Investments	(1,123)	6,148,770	2,083	17,151,788	327

Net Realized Capital Gains (Losses) on Investments	(1,123)	25,763,449	23,703	68,186,011	2,261
Net Change in Unrealized Appreciation (Depreciation)	(313,526)	(48,459,536)	(40,170)	(105,225,469)	(6,659)

Net Gain (Loss) on Investment	(314,649)	(22,696,087)	(16,467)	(37,039,458)	(4,398)
Net Increase (Decrease) in Net Assets Resulting from Operations	(153,226)	(23,147,255)	(16,295)	(42,845,179)	(3,747)

Increase (Decrease) in Net Assets from Contract Transactions	(645,691)	5,923,849	(20,408)	(41,551,871)	(1,576)

Total Increase (Decrease) in Net Assets	(798,917)	(17,223,406)	(36,703)	(84,397,050)	(5,323)

Net Assets as of December 31, 2018:	$3,612,958	$364,935,164	$221,362	$494,770,479	$38,033

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Fidelity® VIP Equity- Income Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of December 31, 2016:	$49,230,256	$19,555	$34,319,380	$1,992,681	$52,280

Investment Income:
Reinvested Dividends	705,663	43	32,379	2,523	396
Investment Expense:
Mortality and Expense Risk and Administrative Charges	718,518	142	565,104	34,748	363

Net Investment Income (Loss)	(12,855)	(99)	(532,725)	(32,225)	33
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,033,609	1,529	2,782,408	297,759	2,455
Realized Gain (Loss) on Investments	1,031,780	2,454	2,688,346	149,634	(3)

Net Realized Capital Gains (Losses) on Investments	2,065,389	3,983	5,470,754	447,393	2,452
Net Change in Unrealized Appreciation (Depreciation)	2,978,803	1,673	5,748,411	224,104	7,599

Net Gain (Loss) on Investment	5,044,192	5,656	11,219,165	671,497	10,051
Net Increase (Decrease) in Net Assets Resulting from Operations	5,031,337	5,557	10,686,440	639,272	10,084

Increase (Decrease) in Net Assets from Contract Transactions	(6,077,211)	(6,470)	(4,989,680)	79,760	45,982

Total Increase (Decrease) in Net Assets	(1,045,874)	(913)	5,696,760	719,032	56,066

Net Assets as of December 31, 2017:	$48,184,382	$18,642	$40,016,140	$2,711,713	$108,346

Investment Income:
Reinvested Dividends	879,594	47	16,492	2,369	652
Investment Expense:
Mortality and Expense Risk and Administrative Charges	666,709	153	591,086	39,014	666

Net Investment Income (Loss)	212,885	(106)	(574,594)	(36,645)	(14)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,172,474	2,671	5,700,663	150,648	8,670
Realized Gain (Loss) on Investments	1,024,575	258	3,611,091	474,380	654

Net Realized Capital Gains (Losses) on Investments	3,197,049	2,929	9,311,754	625,028	9,324
Net Change in Unrealized Appreciation (Depreciation)	(7,643,072)	(2,912)	(8,969,884)	(304,192)	(23,703)

Net Gain (Loss) on Investment	(4,446,023)	17	341,870	320,836	(14,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,233,138)	(89)	(232,724)	284,191	(14,393)

Increase (Decrease) in Net Assets from Contract Transactions	(6,211,153)	(992)	(6,087,010)	(649,439)	(11,283)

Total Increase (Decrease) in Net Assets	(10,444,291)	(1,081)	(6,319,734)	(365,248)	(25,676)

Net Assets as of December 31, 2018:	$37,740,091	$17,561	$33,696,406	$2,346,465	$82,670

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Founding Funds Allocation Class 4 Shares	Franklin Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$316,226,522	$187,030	$128,230,984	$112,099,678	$83,312,836

Investment Income:
Reinvested Dividends	1,710,549	4,617	1,731,403	2,804,077	3,315,815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,073,781	1,959	2,044,335	1,805,136	1,161,858

Net Investment Income (Loss)	(3,363,232)	2,658	(312,932)	998,941	2,153,957
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,882,548	73,224	32,443,575	4,496,968	—
Realized Gain (Loss) on Investments	5,110,071	2,565	5,182,451	174,838	1,109,068

Net Realized Capital Gains (Losses) on Investments	20,992,619	75,789	37,626,026	4,671,806	1,109,068
Net Change in Unrealized Appreciation (Depreciation)	42,316,526	(27,440)	(15,040,289)	4,796,043	2,957,782

Net Gain (Loss) on Investment	63,309,145	48,349	22,585,737	9,467,849	4,066,850
Net Increase (Decrease) in Net Assets Resulting from Operations	59,945,913	51,007	22,272,805	10,466,790	6,220,807

Increase (Decrease) in Net Assets from Contract Transactions	(1,795,527)	92,132	(796,423)	(17,700,539)	(13,489,553)

Total Increase (Decrease) in Net Assets	58,150,386	143,139	21,476,382	(7,233,749)	(7,268,746)

Net Assets as of December 31, 2017:	$374,376,908	$330,169	$149,707,366	$104,865,929	$76,044,090

Investment Income:
Reinvested Dividends	1,437,146	2,997	1,011,720	2,663,278	3,328,980
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,342,934	2,257	2,073,720	1,536,772	1,023,792

Net Investment Income (Loss)	(3,905,788)	740	(1,062,000)	1,126,506	2,305,188
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,160,139	14,038	6,379,381	2,179,614	—
Realized Gain (Loss) on Investments	6,025,991	(5,806)	3,097,543	(43,118)	1,036,646

Net Realized Capital Gains (Losses) on Investments	38,186,130	8,232	9,476,924	2,136,496	1,036,646
Net Change in Unrealized Appreciation (Depreciation)	(89,722,843)	(73,222)	(35,838,580)	(12,814,671)	(7,030,985)

Net Gain (Loss) on Investment	(51,536,713)	(64,990)	(26,361,656)	(10,678,175)	(5,994,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,442,501)	(64,250)	(27,423,656)	(9,551,669)	(3,689,151)

Increase (Decrease) in Net Assets from Contract Transactions	(30,103,231)	(10,630)	(5,287,263)	(20,304,661)	(12,420,005)

Total Increase (Decrease) in Net Assets	(85,545,732)	(74,880)	(32,710,919)	(29,856,330)	(16,109,156)

Net Assets as of December 31, 2018:	$288,831,176	$255,289	$116,996,447	$75,009,599	$59,934,934

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$18,358,702	$32,654,219	$6,543,470	$19,751,582	$25,804,944

Investment Income:
Reinvested Dividends	391,793	863,943	—	115,262	190,513
Investment Expense:
Mortality and Expense Risk and Administrative Charges	261,204	497,857	107,269	314,743	409,770

Net Investment Income (Loss)	130,589	366,086	(107,269)	(199,481)	(219,257)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	710,509	—	579,240	1,340,550	—
Realized Gain (Loss) on Investments	629,157	414,507	368,735	1,229,939	1,374,519

Net Realized Capital Gains (Losses) on Investments	1,339,666	414,507	947,975	2,570,489	1,374,519
Net Change in Unrealized Appreciation (Depreciation)	(294,548)	3,864,363	754,245	2,425,196	4,967,587

Net Gain (Loss) on Investment	1,045,118	4,278,870	1,702,220	4,995,685	6,342,106
Net Increase (Decrease) in Net Assets Resulting from Operations	1,175,707	4,644,956	1,594,951	4,796,204	6,122,849

Increase (Decrease) in Net Assets from Contract Transactions	(2,453,023)	(4,457,766)	(832,760)	(1,956,028)	(2,780,775)

Total Increase (Decrease) in Net Assets	(1,277,316)	187,190	762,191	2,840,176	3,342,074

Net Assets as of December 31, 2017:	$17,081,386	$32,841,409	$7,305,661	$22,591,758	$29,147,018

Investment Income:
Reinvested Dividends	368,906	777,061	—	30,151	264,104
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,440	441,133	109,445	336,993	410,761

Net Investment Income (Loss)	135,466	335,928	(109,445)	(306,842)	(146,657)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	574,432	—	466,002	1,110,104	—
Realized Gain (Loss) on Investments	535,517	406,202	540,953	1,657,479	2,273,173

Net Realized Capital Gains (Losses) on Investments	1,109,949	406,202	1,006,955	2,767,583	2,273,173
Net Change in Unrealized Appreciation (Depreciation)	(2,802,329)	(5,652,067)	(1,171,656)	(2,727,077)	(4,181,013)

Net Gain (Loss) on Investment	(1,692,380)	(5,245,865)	(164,701)	40,506	(1,907,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,556,914)	(4,909,937)	(274,146)	(266,336)	(2,054,497)

Increase (Decrease) in Net Assets from Contract Transactions	(2,199,957)	(4,608,750)	(1,117,449)	(2,568,178)	(4,185,499)

Total Increase (Decrease) in Net Assets	(3,756,871)	(9,518,687)	(1,391,595)	(2,834,514)	(6,239,996)

Net Assets as of December 31, 2018:	$13,324,515	$23,322,722	$5,914,066	$19,757,244	$22,907,022

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Janus Henderson - Mid Cap Value Service Shares	MFS® New Discovery Service Class	MFS® Total Return Service Class	NVIT Emerging Markets Class D Shares	Rational Insider Buying VA
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$2,972,307	$41,335,561	$51,932,163	$18,774	$2,561,942

Investment Income:
Reinvested Dividends	19,514	—	1,108,023	184	13,597
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,192	631,488	752,548	100	33,852

Net Investment Income (Loss)	(24,678)	(631,488)	355,475	84	(20,255)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,954	860,301	1,422,329	—	303,948
Realized Gain (Loss) on Investments	14,249	447,242	1,894,751	456	(91,311)

Net Realized Capital Gains (Losses) on Investments	129,203	1,307,543	3,317,080	456	212,637
Net Change in Unrealized Appreciation (Depreciation)	244,440	8,676,946	1,419,095	6,275	176,794

Net Gain (Loss) on Investment	373,643	9,984,489	4,736,175	6,731	389,431
Net Increase (Decrease) in Net Assets Resulting from Operations	348,965	9,353,001	5,091,650	6,815	369,176

Increase (Decrease) in Net Assets from Contract Transactions	(93,059)	(5,752,368)	(6,360,225)	(3,907)	(454,439)

Total Increase (Decrease) in Net Assets	255,906	3,600,633	(1,268,575)	2,908	(85,263)

Net Assets as of December 31, 2017:	$3,228,213	$44,936,194	$50,663,588	$21,682	$2,476,679

Investment Income:
Reinvested Dividends	26,976	—	901,922	70	15,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,126	682,331	684,652	98	32,038

Net Investment Income (Loss)	(17,150)	(682,331)	217,270	(28)	(16,974)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	267,993	6,339,944	2,076,836	—	100,840
Realized Gain (Loss) on Investments	21,836	1,658,627	1,923,864	82	(245,228)

Net Realized Capital Gains (Losses) on Investments	289,829	7,998,571	4,000,700	82	(144,388)
Net Change in Unrealized Appreciation (Depreciation)	(738,753)	(7,955,942)	(7,499,871)	(3,942)	9,063

Net Gain (Loss) on Investment	(448,924)	42,629	(3,499,171)	(3,860)	(135,325)
Net Increase (Decrease) in Net Assets Resulting from Operations	(466,074)	(639,702)	(3,281,901)	(3,888)	(152,299)

Increase (Decrease) in Net Assets from Contract Transactions	(196,035)	(6,673,551)	(6,817,023)	(285)	(435,979)

Total Increase (Decrease) in Net Assets	(662,109)	(7,313,253)	(10,098,924)	(4,173)	(588,278)

Net Assets as of December 31, 2018:	$2,566,104	$37,622,941	$40,564,664	$17,509	$1,888,401

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Rational Trend Aggregation VA	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$2,218,052	$54,132,289	$—	$85,399,506	$155,587,458

Investment Income:
Reinvested Dividends	63,429	976,370	—	4,928,974	8,852,577
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,764	904,227	—	1,221,638	2,345,284

Net Investment Income (Loss)	36,665	72,143	—	3,707,336	6,507,293
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,508,478	—	—	—
Realized Gain (Loss) on Investments	43,054	1,179,224	—	443,832	1,232,910

Net Realized Capital Gains (Losses) on Investments	43,054	2,687,702	—	443,832	1,232,910
Net Change in Unrealized Appreciation (Depreciation)	(145,345)	4,166,449	—	688,740	1,189,438

Net Gain (Loss) on Investment	(102,291)	6,854,151	—	1,132,572	2,422,348
Net Increase (Decrease) in Net Assets Resulting from Operations	(65,626)	6,926,294	—	4,839,908	8,929,641

Increase (Decrease) in Net Assets from Contract Transactions	(382,744)	(3,581,038)	—	(7,303,630)	(6,864,378)

Total Increase (Decrease) in Net Assets	(448,370)	3,345,256	—	(2,463,722)	2,065,263

Net Assets as of December 31, 2017:	$1,769,682	$57,477,545	$—	$82,935,784	$157,652,721

Investment Income:
Reinvested Dividends	61,560	1,027,740	—	4,803,811	9,081,105
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,256	904,553	27,257	1,134,796	2,197,967

Net Investment Income (Loss)	40,304	123,187	(27,257)	3,669,015	6,883,138
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	10,847,520	—	—	—
Realized Gain (Loss) on Investments	(1,146)	1,253,802	(9,588)	(662,004)	(1,048,014)

Net Realized Capital Gains (Losses) on Investments	(1,146)	12,101,322	(9,588)	(662,004)	(1,048,014)
Net Change in Unrealized Appreciation (Depreciation)	(132,851)	(16,719,837)	(361,181)	(5,738,382)	(11,960,675)

Net Gain (Loss) on Investment	(133,997)	(4,618,515)	(370,769)	(6,400,386)	(13,008,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,693)	(4,495,328)	(398,026)	(2,731,371)	(6,125,551)

Increase (Decrease) in Net Assets from Contract Transactions	(305,011)	(4,370,666)	7,957,827	(12,687,646)	(14,115,742)

Total Increase (Decrease) in Net Assets	(398,704)	(8,865,994)	7,559,801	(15,419,017)	(20,241,293)

Net Assets as of December 31, 2018:	$1,370,978	$48,611,551	$7,559,801	$67,516,767	$137,411,428

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$73,562,770	$384,537,007	$362,577,579	$363,999,021	$168,373,821

Investment Income:
Reinvested Dividends	2,538,820	7,780,116	3,498,623	8,791,094	3,889,788
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,006,086	3,878,483	7,466,405	5,505,842	2,578,433

Net Investment Income (Loss)	1,532,734	3,901,633	(3,967,782)	3,285,252	1,311,355
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,309,737	18,670,273	492,161	—	—
Realized Gain (Loss) on Investments	(2,122,871)	(8,592,903)	5,227,773	22,834,986	10,132,751

Net Realized Capital Gains (Losses) on Investments	3,186,866	10,077,370	5,719,934	22,834,986	10,132,751
Net Change in Unrealized Appreciation (Depreciation)	(3,895,823)	(10,566,137)	63,318,221	26,815,156	12,636,937

Net Gain (Loss) on Investment	(708,957)	(488,767)	69,038,155	49,650,142	22,769,688
Net Increase (Decrease) in Net Assets Resulting from Operations	823,777	3,412,866	65,070,373	52,935,394	24,081,043

Increase (Decrease) in Net Assets from Contract Transactions	(9,339,780)	(189,062,525)	224,964,815	(16,849,182)	(7,638,522)

Total Increase (Decrease) in Net Assets	(8,516,003)	(185,649,659)	290,035,188	36,086,212	16,442,521

Net Assets as of December 31, 2017:	$65,046,767	$198,887,348	$652,612,767	$400,085,233	$184,816,342

Investment Income:
Reinvested Dividends	1,801,119	4,495,288	6,179,142	7,680,832	3,230,567
Investment Expense:
Mortality and Expense Risk and Administrative Charges	909,475	2,637,035	9,593,574	5,359,548	2,467,327

Net Investment Income (Loss)	891,644	1,858,253	(3,414,432)	2,321,284	763,240
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	23,701,607	—	—
Realized Gain (Loss) on Investments	(2,543,945)	(11,098,320)	9,808,407	35,262,540	12,052,134

Net Realized Capital Gains (Losses) on Investments	(2,543,945)	(11,098,320)	33,510,014	35,262,540	12,052,134
Net Change in Unrealized Appreciation (Depreciation)	831,313	7,982,314	(84,432,499)	(82,401,218)	(34,763,229)

Net Gain (Loss) on Investment	(1,712,632)	(3,116,006)	(50,922,485)	(47,138,678)	(22,711,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	(820,988)	(1,257,753)	(54,336,917)	(44,817,394)	(21,947,855)

Increase (Decrease) in Net Assets from Contract Transactions	(2,011,064)	121,067,933	126,039,608	(56,370,913)	(23,679,473)

Total Increase (Decrease) in Net Assets	(2,832,052)	119,810,180	71,702,691	(101,188,307)	(45,627,328)

Net Assets as of December 31, 2018:	$62,214,715	$318,697,528	$724,315,458	$298,896,926	$139,189,014

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA BlackRock Equity Smart Beta 100 Service Class Subaccount	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$23,122,979	$1,268,057,537	$162,138,960	$168,412,121

Investment Income:
Reinvested Dividends	178,397	14,438,010	1,243,287	1,172,119
Investment Expense:
Mortality and Expense Risk and Administrative Charges	372,904	18,515,960	2,437,010	2,451,205

Net Investment Income (Loss)	(194,507)	(4,077,950)	(1,193,723)	(1,279,086)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,993	—	—	—
Realized Gain (Loss) on Investments	734,896	11,151,896	(2,487,025)	(3,124,381)

Net Realized Capital Gains (Losses) on Investments	767,889	11,151,896	(2,487,025)	(3,124,381)
Net Change in Unrealized Appreciation (Depreciation)	5,795,587	142,522,093	22,485,113	31,372,175

Net Gain (Loss) on Investment	6,563,476	153,673,989	19,998,088	28,247,794
Net Increase (Decrease) in Net Assets Resulting from Operations	6,368,969	149,596,039	18,804,365	26,968,708

Increase (Decrease) in Net Assets from Contract Transactions	10,429,091	(46,920,813)	17,371,934	13,151,564

Total Increase (Decrease) in Net Assets	16,798,060	102,675,226	36,176,299	40,120,272

Net Assets as of December 31, 2017:	$39,921,039	$1,370,732,763	$198,315,259	$208,532,393

Investment Income:
Reinvested Dividends	499,500	14,147,367	2,586,089	2,550,098
Investment Expense:
Mortality and Expense Risk and Administrative Charges	484,094	17,717,611	2,867,457	2,758,739

Net Investment Income (Loss)	15,406	(3,570,244)	(281,368)	(208,641)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	487,976	13,664,203	—	1,672,362
Realized Gain (Loss) on Investments	2,206,755	17,963,660	(1,264,990)	(1,212,505)

Net Realized Capital Gains (Losses) on Investments	2,694,731	31,627,863	(1,264,990)	459,857
Net Change in Unrealized Appreciation (Depreciation)	(5,174,265)	(139,096,319)	(19,185,140)	(23,964,658)

Net Gain (Loss) on Investment	(2,479,534)	(107,468,456)	(20,450,130)	(23,504,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,464,128)	(111,038,700)	(20,731,498)	(23,713,442)

Increase (Decrease) in Net Assets from Contract Transactions	(2,536,990)	(158,671,215)	39,190,066	(5,419,377)

Total Increase (Decrease) in Net Assets	(5,001,118)	(269,709,915)	18,458,568	(29,132,819)

Net Assets as of December 31, 2018:	$34,919,921	$1,101,022,848	$216,773,827	$179,399,574

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock Smart Beta 40 Initial Class Subaccount
Net Assets as of December 31, 2016:	$44,536,161	$84,311,623	$109,373,936	$383,959,184	$21,495,544

Investment Income:
Reinvested Dividends	1,607,121	2,767,019	5,176	16,816	349,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	644,489	1,226,576	1,506,954	4,522,280	294,690

Net Investment Income (Loss)	962,632	1,540,443	(1,501,778)	(4,505,464)	54,860
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	889,635	1,047,962	—	—	680,252

Net Realized Capital Gains (Losses) on Investments	889,635	1,047,962	—	—	680,252
Net Change in Unrealized Appreciation (Depreciation)	2,272,362	5,152,464	—	—	863,185

Net Gain (Loss) on Investment	3,161,997	6,200,426	—	—	1,543,437
Net Increase (Decrease) in Net Assets Resulting from Operations	4,124,629	7,740,869	(1,501,778)	(4,505,464)	1,598,297

Increase (Decrease) in Net Assets from Contract Transactions	(3,290,648)	(4,362,195)	(18,706,668)	(82,895,351)	(3,198,900)

Total Increase (Decrease) in Net Assets	833,981	3,378,674	(20,208,446)	(87,400,815)	(1,600,603)

Net Assets as of December 31, 2017:	$45,370,142	$87,690,297	$89,165,490	$296,558,369	$19,894,941

Investment Income:
Reinvested Dividends	3,489,249	6,318,328	1,579,630	2,621,215	351,672
Investment Expense:
Mortality and Expense Risk and Administrative Charges	611,899	1,140,464	1,363,382	4,237,802	273,732

Net Investment Income (Loss)	2,877,350	5,177,864	216,248	(1,616,587)	77,940
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	846,951	67,515	—	—	563,431

Net Realized Capital Gains (Losses) on Investments	846,951	67,515	—	—	563,431
Net Change in Unrealized Appreciation (Depreciation)	(8,522,670)	(14,750,973)	—	—	(1,671,886)

Net Gain (Loss) on Investment	(7,675,719)	(14,683,458)	—	—	(1,108,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,798,369)	(9,505,594)	216,248	(1,616,587)	(1,030,515)

Increase (Decrease) in Net Assets from Contract Transactions	(4,880,100)	(9,960,648)	3,354,828	44,939,274	(2,026,981)

Total Increase (Decrease) in Net Assets	(9,678,469)	(19,466,242)	3,571,076	43,322,687	(3,057,496)

Net Assets as of December 31, 2018:	$35,691,673	$68,224,055	$92,736,566	$339,881,056	$16,837,445

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA BlackRock Smart Beta 40 Service Class	TA BlackRock Smart Beta 50 Service Class	TA BlackRock Smart Beta 75 Service Class	TA BlackRock Tactical Allocation Service Class	TA Greystone International Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$339,898,668	$41,974,799	$11,506,416	$1,444,210,976	$65,293,820

Investment Income:
Reinvested Dividends	4,919,858	414,758	97,774	21,612,290	1,023,426
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,514,302	717,888	244,320	20,490,691	1,107,093

Net Investment Income (Loss)	405,556	(303,130)	(146,546)	1,121,599	(83,667)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	85,812	27,849	24,436,099	—
Realized Gain (Loss) on Investments	7,370,285	693,325	194,838	12,508,824	2,052,650

Net Realized Capital Gains (Losses) on Investments	7,370,285	779,137	222,687	36,944,923	2,052,650
Net Change in Unrealized Appreciation (Depreciation)	17,729,992	5,431,722	3,092,141	104,506,238	14,911,412

Net Gain (Loss) on Investment	25,100,277	6,210,859	3,314,828	141,451,161	16,964,062
Net Increase (Decrease) in Net Assets Resulting from Operations	25,505,833	5,907,729	3,168,282	142,572,760	16,880,395

Increase (Decrease) in Net Assets from Contract Transactions	(41,082,107)	15,335,651	11,693,248	(102,984,484)	4,327,514

Total Increase (Decrease) in Net Assets	(15,576,274)	21,243,380	14,861,530	39,588,276	21,207,909

Net Assets as of December 31, 2017:	$324,322,394	$63,218,179	$26,367,946	$1,483,799,252	$86,501,729

Investment Income:
Reinvested Dividends	5,013,195	934,670	366,297	13,538,055	1,034,176
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,171,345	1,192,147	475,470	19,357,222	1,215,170

Net Investment Income (Loss)	841,850	(257,477)	(109,173)	(5,819,167)	(180,994)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	553,348	210,784	61,423,750	439,658
Realized Gain (Loss) on Investments	6,384,143	1,188,982	815,599	14,676,114	3,167,716

Net Realized Capital Gains (Losses) on Investments	6,384,143	1,742,330	1,026,383	76,099,864	3,607,374
Net Change in Unrealized Appreciation (Depreciation)	(24,843,508)	(6,443,198)	(4,774,889)	(146,301,675)	(20,077,369)

Net Gain (Loss) on Investment	(18,459,365)	(4,700,868)	(3,748,506)	(70,201,811)	(16,469,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,617,515)	(4,958,345)	(3,857,679)	(76,020,978)	(16,650,989)

Increase (Decrease) in Net Assets from Contract Transactions	(29,431,955)	78,270,232	37,636,794	(173,996,350)	731,991

Total Increase (Decrease) in Net Assets	(47,049,470)	73,311,887	33,779,115	(250,017,328)	(15,918,998)

Net Assets as of December 31, 2018:	$277,272,924	$136,530,066	$60,147,061	$1,233,781,924	$70,582,731

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Greystone International Growth Service Class	TA International Equity Index Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$84,422,845	$—	$687,948,240	$60,228,303	$63,321,902

Investment Income:
Reinvested Dividends	1,190,277	—	10,235,658	70,225	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,408,799	24,375	10,685,739	987,835	1,032,292

Net Investment Income (Loss)	(218,522)	(24,375)	(450,081)	(917,610)	(1,032,292)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	3,630,878	443,138	502,665
Realized Gain (Loss) on Investments	1,956,791	12,331	13,124,035	439,469	(1,616,980)

Net Realized Capital Gains (Losses) on Investments	1,956,791	12,331	16,754,913	882,607	(1,114,315)
Net Change in Unrealized Appreciation (Depreciation)	20,339,433	292,290	92,212,070	16,110,152	19,413,457

Net Gain (Loss) on Investment	22,296,224	304,621	108,966,983	16,992,759	18,299,142
Net Increase (Decrease) in Net Assets Resulting from Operations	22,077,702	280,246	108,516,902	16,075,149	17,266,850

Increase (Decrease) in Net Assets from Contract Transactions	9,636,293	6,667,863	40,510,924	(2,542,164)	2,963,473

Total Increase (Decrease) in Net Assets	31,713,995	6,948,109	149,027,826	13,532,985	20,230,323

Net Assets as of December 31, 2017:	$116,136,840	$6,948,109	$836,976,066	$73,761,288	$83,552,225

Investment Income:
Reinvested Dividends	1,010,086	59,350	12,660,967	45,377	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,461,482	183,098	11,792,056	1,155,201	1,297,601

Net Investment Income (Loss)	(451,396)	(123,748)	868,911	(1,109,824)	(1,297,601)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	545,933	33,317	20,853,678	3,366,181	4,267,026
Realized Gain (Loss) on Investments	2,772,957	(77,179)	19,406,380	2,475,641	(16,669)

Net Realized Capital Gains (Losses) on Investments	3,318,890	(43,862)	40,260,058	5,841,822	4,250,357
Net Change in Unrealized Appreciation (Depreciation)	(23,762,175)	(2,630,636)	(54,836,781)	(6,344,302)	(6,211,549)

Net Gain (Loss) on Investment	(20,443,285)	(2,674,498)	(14,576,723)	(502,480)	(1,961,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,894,681)	(2,798,246)	(13,707,812)	(1,612,304)	(3,258,793)

Increase (Decrease) in Net Assets from Contract Transactions	(10,800,517)	12,117,307	17,648,306	(4,246,526)	6,073,369

Total Increase (Decrease) in Net Assets	(31,695,198)	9,319,061	3,940,494	(5,858,830)	2,814,576

Net Assets as of December 31, 2018:	$84,441,642	$16,267,170	$840,916,560	$67,902,458	$86,366,801

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Jennison Growth Initial Class	TA Jennison Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$165,555,512	$88,426,137	$176,881,894	$1,021,657,645	$254,491,186

Investment Income:
Reinvested Dividends	12,425	—	3,636,647	19,586,273	4,002,104
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,729,377	1,551,000	2,578,649	14,266,476	4,078,112

Net Investment Income (Loss)	(2,716,952)	(1,551,000)	1,057,998	5,319,797	(76,008)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,693,104	11,818,204	2,729,846	16,664,670	6,043,863
Realized Gain (Loss) on Investments	6,516,720	(790,780)	1,219,384	4,030,895	10,900,393

Net Realized Capital Gains (Losses) on Investments	26,209,824	11,027,424	3,949,230	20,695,565	16,944,256
Net Change in Unrealized Appreciation (Depreciation)	31,651,570	21,603,025	13,448,450	82,925,628	39,742,810

Net Gain (Loss) on Investment	57,861,394	32,630,449	17,397,680	103,621,193	56,687,066
Net Increase (Decrease) in Net Assets Resulting from Operations	55,144,442	31,079,449	18,455,678	108,940,990	56,611,058

Increase (Decrease) in Net Assets from Contract Transactions	(12,988,889)	7,681,134	(23,875,280)	(70,283,184)	(12,623,521)

Total Increase (Decrease) in Net Assets	42,155,553	38,760,583	(5,419,602)	38,657,806	43,987,537

Net Assets as of December 31, 2017:	$207,711,065	$127,186,720	$171,462,292	$1,060,315,451	$298,478,723

Investment Income:
Reinvested Dividends	39,656	—	3,001,075	15,847,756	5,223,935
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,240,332	1,946,703	2,489,809	13,742,943	4,305,863

Net Investment Income (Loss)	(3,200,676)	(1,946,703)	511,266	2,104,813	918,072
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,503,812	15,800,860	6,774,998	41,677,776	18,191,915
Realized Gain (Loss) on Investments	11,584,281	512,860	860,650	4,529,697	19,457,960

Net Realized Capital Gains (Losses) on Investments	36,088,093	16,313,720	7,635,648	46,207,473	37,649,875
Net Change in Unrealized Appreciation (Depreciation)	(36,632,012)	(18,460,948)	(16,899,790)	(103,685,355)	(70,044,986)

Net Gain (Loss) on Investment	(543,919)	(2,147,228)	(9,264,142)	(57,477,882)	(32,395,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,744,595)	(4,093,931)	(8,752,876)	(55,373,069)	(31,477,039)

Increase (Decrease) in Net Assets from Contract Transactions	(11,272,133)	(828,037)	(16,065,938)	(94,266,024)	(27,107,213)

Total Increase (Decrease) in Net Assets	(15,016,728)	(4,921,968)	(24,818,814)	(149,639,093)	(58,584,252)

Net Assets as of December 31, 2018:	$192,694,337	$122,264,752	$146,643,478	$910,676,358	$239,894,471

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$184,665,448	$403,302,456	$4,884,558,926	$477,491,105	$3,249,120,855

Investment Income:
Reinvested Dividends	2,538,341	7,556,791	84,336,647	8,586,673	53,393,888
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,871,190	5,992,214	68,210,923	7,442,507	50,326,130

Net Investment Income (Loss)	(332,849)	1,564,577	16,125,724	1,144,166	3,067,758
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,532,063	8,995,713	115,050,042	16,651,210	119,140,908
Realized Gain (Loss) on Investments	8,504,103	10,138,272	48,798,939	11,235,491	55,920,976

Net Realized Capital Gains (Losses) on Investments	13,036,166	19,133,985	163,848,981	27,886,701	175,061,884
Net Change in Unrealized Appreciation (Depreciation)	28,873,724	35,246,376	511,850,858	53,776,236	393,086,994

Net Gain (Loss) on Investment	41,909,890	54,380,361	675,699,839	81,662,937	568,148,878
Net Increase (Decrease) in Net Assets Resulting from Operations	41,577,041	55,944,938	691,825,563	82,807,103	571,216,636

Increase (Decrease) in Net Assets from Contract Transactions	(4,758,149)	(42,800,281)	(323,637,328)	(35,429,499)	(101,726,997)

Total Increase (Decrease) in Net Assets	36,818,892	13,144,657	368,188,235	47,377,604	469,489,639

Net Assets as of December 31, 2017:	$221,484,340	$416,447,113	$5,252,747,161	$524,868,709	$3,718,610,494

Investment Income:
Reinvested Dividends	3,521,544	6,928,437	81,347,678	9,390,133	58,762,585
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,002,950	5,997,673	69,686,661	7,650,250	51,355,778

Net Investment Income (Loss)	518,594	930,764	11,661,017	1,739,883	7,406,807
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,076,903	18,845,225	256,019,570	26,047,189	187,392,076
Realized Gain (Loss) on Investments	10,244,804	11,850,980	61,697,605	14,059,267	69,163,160

Net Realized Capital Gains (Losses) on Investments	24,321,707	30,696,205	317,717,175	40,106,456	256,555,236
Net Change in Unrealized Appreciation (Depreciation)	(49,804,894)	(57,132,801)	(677,778,857)	(83,530,865)	(562,233,629)

Net Gain (Loss) on Investment	(25,483,187)	(26,436,596)	(360,061,682)	(43,424,409)	(305,678,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,964,593)	(25,505,832)	(348,400,665)	(41,684,526)	(298,271,586)

Increase (Decrease) in Net Assets from Contract Transactions	(17,341,615)	(30,993,241)	14,217,256	(33,202,167)	(307,003,337)

Total Increase (Decrease) in Net Assets	(42,306,208)	(56,499,073)	(334,183,409)	(74,886,693)	(605,274,923)

Net Assets as of December 31, 2018:	$179,178,132	$359,948,040	$4,918,563,752	$449,982,016	$3,113,335,571

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$225,404,212	$106,614,195	$51,966,255	$80,122	$551,114,925

Investment Income:
Reinvested Dividends	5,832,530	665,824	251,368	1,620	9,723,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,016,043	1,705,763	895,591	397	8,601,965

Net Investment Income (Loss)	2,816,487	(1,039,939)	(644,223)	1,223	1,121,184
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	2,347,479	1,255,601	—	—
Realized Gain (Loss) on Investments	(139,705)	7,469,287	1,459,592	314	9,121,284

Net Realized Capital Gains (Losses) on Investments	(139,705)	9,816,766	2,715,193	314	9,121,284
Net Change in Unrealized Appreciation (Depreciation)	1,883,407	12,218,906	8,655,244	15,366	96,636,872

Net Gain (Loss) on Investment	1,743,702	22,035,672	11,370,437	15,680	105,758,156
Net Increase (Decrease) in Net Assets Resulting from Operations	4,560,189	20,995,733	10,726,214	16,903	106,879,340

Increase (Decrease) in Net Assets from Contract Transactions	4,965,138	(273,943)	4,991,090	(1,810)	2,362,361

Total Increase (Decrease) in Net Assets	9,525,327	20,721,790	15,717,304	15,093	109,241,701

Net Assets as of December 31, 2017:	$234,929,539	$127,335,985	$67,683,559	$95,215	$660,356,626

Investment Income:
Reinvested Dividends	6,770,495	1,384,628	572,214	2,233	13,470,218
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,040,880	1,848,269	951,427	419	8,981,260

Net Investment Income (Loss)	3,729,615	(463,641)	(379,213)	1,814	4,488,958
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	5,424,515	2,840,685	939	6,298,142
Realized Gain (Loss) on Investments	(1,159,861)	10,283,542	2,899,333	174	12,472,817

Net Realized Capital Gains (Losses) on Investments	(1,159,861)	15,708,057	5,740,018	1,113	18,770,959
Net Change in Unrealized Appreciation (Depreciation)	(5,870,507)	(24,335,163)	(10,260,406)	(14,415)	(107,695,361)

Net Gain (Loss) on Investment	(7,030,368)	(8,627,106)	(4,520,388)	(13,302)	(88,924,402)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,300,753)	(9,090,747)	(4,899,601)	(11,488)	(84,435,444)

Increase (Decrease) in Net Assets from Contract Transactions	575,578	(7,223,910)	(5,547,398)	760	(38,544,128)

Total Increase (Decrease) in Net Assets	(2,725,175)	(16,314,657)	(10,446,999)	(10,728)	(122,979,572)

Net Assets as of December 31, 2018:	$232,204,364	$111,021,328	$57,236,560	$84,487	$537,377,054

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$198,647,207	$1,253,888,489	$1,174,416,752	$513,884,084

Investment Income:
Reinvested Dividends	1,316,612	20,325,359	12,915,580	4,889,974
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,121,925	16,083,445	14,826,248	6,736,065

Net Investment Income (Loss)	(1,805,313)	4,241,914	(1,910,668)	(1,846,091)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,319,651	—	—	—
Realized Gain (Loss) on Investments	(2,247,733)	18,158,168	12,057,642	2,257,264

Net Realized Capital Gains (Losses) on Investments	47,071,918	18,158,168	12,057,642	2,257,264
Net Change in Unrealized Appreciation (Depreciation)	(21,421,469)	66,030,970	88,728,628	54,915,721

Net Gain (Loss) on Investment	25,650,449	84,189,138	100,786,270	57,172,985
Net Increase (Decrease) in Net Assets Resulting from Operations	23,845,136	88,431,052	98,875,602	55,326,894

Increase (Decrease) in Net Assets from Contract Transactions	11,517,777	(51,483,155)	(139,124,080)	(67,000,193)

Total Increase (Decrease) in Net Assets	35,362,913	36,947,897	(40,248,478)	(11,673,299)

Net Assets as of December 31, 2017:	$234,010,120	$1,290,836,386	$1,134,168,274	$502,210,785

Investment Income:
Reinvested Dividends	1,432,946	22,962,363	15,067,413	5,806,082
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,201,315	15,281,519	14,001,932	6,449,680

Net Investment Income (Loss)	(1,768,369)	7,680,844	1,065,481	(643,598)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,152,137	33,757,295	—	—
Realized Gain (Loss) on Investments	(15,026,561)	16,392,735	9,338,234	3,828,946

Net Realized Capital Gains (Losses) on Investments	(9,874,424)	50,150,030	9,338,234	3,828,946
Net Change in Unrealized Appreciation (Depreciation)	(17,979,187)	(112,457,264)	(58,464,232)	(30,755,065)

Net Gain (Loss) on Investment	(27,853,611)	(62,307,234)	(49,125,998)	(26,926,119)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,621,980)	(54,626,390)	(48,060,517)	(27,569,717)

Increase (Decrease) in Net Assets from Contract Transactions	(18,266,603)	(84,627,921)	(98,479,266)	(44,624,255)

Total Increase (Decrease) in Net Assets	(47,888,583)	(139,254,311)	(146,539,783)	(72,193,972)

Net Assets as of December 31, 2018:	$186,121,537	$1,151,582,075	$987,628,491	$430,016,813

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Levin Large Cap Value Service Class Subaccount(1)	TA Madison Balanced Allocation Service Class Subaccount	TA Madison Conservative Allocation Service Class Subaccount	TA Madison Diversified Income Service Class Subaccount	TA Managed Risk - Balanced ETF Service Class Subaccount
Net Assets as of December 31, 2016:	$—	$105,012,541	$73,017,096	$115,967,502	$5,673,175,806

Investment Income:
Reinvested Dividends	—	1,924,085	1,393,880	1,965,339	98,736,631
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	1,441,798	977,154	1,620,670	74,090,044

Net Investment Income (Loss)	—	482,287	416,726	344,669	24,646,587
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	2,797,475	—
Realized Gain (Loss) on Investments	—	311,675	30,114	1,425,981	31,493,323

Net Realized Capital Gains (Losses) on Investments	—	311,675	30,114	4,223,456	31,493,323
Net Change in Unrealized Appreciation (Depreciation)	—	9,492,640	4,262,719	4,903,225	609,243,142

Net Gain (Loss) on Investment	—	9,804,315	4,292,833	9,126,681	640,736,465
Net Increase (Decrease) in Net Assets Resulting from Operations	—	10,286,602	4,709,559	9,471,350	665,383,052

Increase (Decrease) in Net Assets from Contract Transactions	—	(3,586,432)	(6,777,316)	5,006,171	(290,676,040)

Total Increase (Decrease) in Net Assets	—	6,700,170	(2,067,757)	14,477,521	374,707,012

Net Assets as of December 31, 2017:	$—	$111,712,711	$70,949,339	$130,445,023	$6,047,882,818

Investment Income:
Reinvested Dividends	1,482	2,050,373	1,371,295	1,976,292	97,641,728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,380	1,425,956	920,437	1,800,864	73,668,583

Net Investment Income (Loss)	(4,898)	624,417	450,858	175,428	23,973,145
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,124	2,272,867	409,994	2,720,664	—
Realized Gain (Loss) on Investments	(30,272)	735,154	149,385	1,968,821	54,494,346

Net Realized Capital Gains (Losses) on Investments	(25,148)	3,008,021	559,379	4,689,485	54,494,346
Net Change in Unrealized Appreciation (Depreciation)	(179,166)	(9,014,086)	(3,218,712)	(7,617,650)	(404,234,504)

Net Gain (Loss) on Investment	(204,314)	(6,006,065)	(2,659,333)	(2,928,165)	(349,740,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	(209,212)	(5,381,648)	(2,208,475)	(2,752,737)	(325,767,013)

Increase (Decrease) in Net Assets from Contract Transactions	2,309,422	(8,525,772)	(5,750,058)	8,095,572	(423,881,274)

Total Increase (Decrease) in Net Assets	2,100,210	(13,907,420)	(7,958,533)	5,342,835	(749,648,287)

Net Assets as of December 31, 2018:	$2,100,210	$97,805,291	$62,990,806	$135,787,858	$5,298,234,531

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$777,003,480	$2,699,674,301	$453,011,302	$92,915,246	$53,195,806

Investment Income:
Reinvested Dividends	14,038,933	45,378,154	1,355,027	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,872,468	37,289,218	5,977,877	1,703,972	1,079,903

Net Investment Income (Loss)	4,166,465	8,088,936	(4,622,850)	(1,703,972)	(1,079,903)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	7,707,076	5,358,123
Realized Gain (Loss) on Investments	2,823,066	7,834,179	7,187,544	4,713,330	668,926

Net Realized Capital Gains (Losses) on Investments	2,823,066	7,834,179	7,187,544	12,420,406	6,027,049
Net Change in Unrealized Appreciation (Depreciation)	63,758,495	424,830,314	36,315,807	27,471,214	18,937,537

Net Gain (Loss) on Investment	66,581,561	432,664,493	43,503,351	39,891,620	24,964,586
Net Increase (Decrease) in Net Assets Resulting from Operations	70,748,026	440,753,429	38,880,501	38,187,648	23,884,683

Increase (Decrease) in Net Assets from Contract Transactions	(76,192,866)	(197,503,398)	(57,483,173)	(4,484,316)	14,625,137

Total Increase (Decrease) in Net Assets	(5,444,840)	243,250,031	(18,602,672)	33,703,332	38,509,820

Net Assets as of December 31, 2017:	$771,558,640	$2,942,924,332	$434,408,630	$126,618,578	$91,705,626

Investment Income:
Reinvested Dividends	13,084,632	43,797,138	1,514,085	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,394,838	36,526,279	5,722,074	2,191,411	1,627,984

Net Investment Income (Loss)	3,689,794	7,270,859	(4,207,989)	(2,191,411)	(1,627,984)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,837,108	—	22,758,494	25,470,999	20,904,609
Realized Gain (Loss) on Investments	5,410,902	30,891,031	8,288,939	9,831,505	4,864,513

Net Realized Capital Gains (Losses) on Investments	10,248,010	30,891,031	31,047,433	35,302,504	25,769,122
Net Change in Unrealized Appreciation (Depreciation)	(48,743,422)	(259,742,997)	(42,625,001)	(26,946,700)	(21,201,498)

Net Gain (Loss) on Investment	(38,495,412)	(228,851,966)	(11,577,568)	8,355,804	4,567,624
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,805,618)	(221,581,107)	(15,785,557)	6,164,393	2,939,640

Increase (Decrease) in Net Assets from Contract Transactions	(65,065,173)	(336,695,914)	(36,532,420)	1,930,545	14,089,524

Total Increase (Decrease) in Net Assets	(99,870,791)	(558,277,021)	(52,317,977)	8,094,938	17,029,164

Net Assets as of December 31, 2018:	$671,687,849	$2,384,647,311	$382,090,653	$134,713,516	$108,734,790

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Multi- Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$79,027,923	$904,843,654	$1,601,107	$610,151,653	$273,382,211

Investment Income:
Reinvested Dividends	744,399	9,259,180	21,232	1,848,041	3,659,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,258,804	15,664,154	17,970	8,424,648	3,848,852

Net Investment Income (Loss)	(514,405)	(6,404,974)	3,262	(6,576,607)	(189,128)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	973,628	13,957,230	—	30,295,029	8,938,941
Realized Gain (Loss) on Investments	1,182,672	12,210,046	(16,421)	8,096,077	3,384,909

Net Realized Capital Gains (Losses) on Investments	2,156,300	26,167,276	(16,421)	38,391,106	12,323,850
Net Change in Unrealized Appreciation (Depreciation)	8,510,914	114,383,168	71,720	30,599,474	12,108,531

Net Gain (Loss) on Investment	10,667,214	140,550,444	55,299	68,990,580	24,432,381
Net Increase (Decrease) in Net Assets Resulting from Operations	10,152,809	134,145,470	58,561	62,413,973	24,243,253

Increase (Decrease) in Net Assets from Contract Transactions	2,507,773	245,186,153	33,731	(43,777,330)	(14,759,464)

Total Increase (Decrease) in Net Assets	12,660,582	379,331,623	92,292	18,636,643	9,483,789

Net Assets as of December 31, 2017:	$91,688,505	$1,284,175,277	$1,693,399	$628,788,296	$282,866,000

Investment Income:
Reinvested Dividends	1,305,412	14,847,460	22,797	18,658,999	8,809,747
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,343,982	16,189,595	28,603	7,944,792	3,617,385

Net Investment Income (Loss)	(38,570)	(1,342,135)	(5,806)	10,714,207	5,192,362
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,575,667	48,714,193	—	42,700,937	16,690,186
Realized Gain (Loss) on Investments	1,675,709	20,819,384	(23,217)	4,423,636	778,339

Net Realized Capital Gains (Losses) on Investments	5,251,376	69,533,577	(23,217)	47,124,573	17,468,525
Net Change in Unrealized Appreciation (Depreciation)	(9,700,319)	(128,885,983)	(139,444)	(104,778,512)	(39,474,660)

Net Gain (Loss) on Investment	(4,448,943)	(59,352,406)	(162,661)	(57,653,939)	(22,006,135)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,487,513)	(60,694,541)	(168,467)	(46,939,732)	(16,813,773)

Increase (Decrease) in Net Assets from Contract Transactions	(3,108,542)	(109,676,702)	1,286,925	(67,325,248)	(28,255,348)

Total Increase (Decrease) in Net Assets	(7,596,055)	(170,371,243)	1,118,458	(114,264,980)	(45,069,121)

Net Assets as of December 31, 2018:	$84,092,450	$1,113,804,034	$2,811,857	$514,523,316	$237,796,879

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$334,243,979	$181,319,170	$826,905,164	$175,347,485	$33,857,197

Investment Income:
Reinvested Dividends	1,426,772	—	—	409,073	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,880,053	2,650,837	11,179,030	2,496,404	308,191

Net Investment Income (Loss)	(3,453,281)	(2,650,837)	(11,179,030)	(2,087,331)	(308,191)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,227,202	1,739,756	8,083,194	—	—
Realized Gain (Loss) on Investments	3,507,169	(645,814)	(4,447,760)	(1,199,637)	(10,141,176)

Net Realized Capital Gains (Losses) on Investments	14,734,371	1,093,942	3,635,434	(1,199,637)	(10,141,176)
Net Change in Unrealized Appreciation (Depreciation)	32,763,564	7,470,827	33,575,130	6,408,601	1,737,277

Net Gain (Loss) on Investment	47,497,935	8,564,769	37,210,564	5,208,964	(8,403,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,044,654	5,913,932	26,031,534	3,121,633	(8,712,090)

Increase (Decrease) in Net Assets from Contract Transactions	(4,770,373)	(12,580,655)	(49,326,802)	(4,596,288)	(11,968,713)

Total Increase (Decrease) in Net Assets	39,274,281	(6,666,723)	(23,295,268)	(1,474,655)	(20,680,803)

Net Assets as of December 31, 2017:	$373,518,260	$174,652,447	$803,609,896	$173,872,830	$13,176,394

Investment Income:
Reinvested Dividends	10,869,857	4,236,479	18,104,995	2,751,819	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,918,397	2,470,480	10,331,170	2,263,201	244,312

Net Investment Income (Loss)	5,951,460	1,765,999	7,773,825	488,618	(244,312)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,212,761	835,303	3,972,488	—	—
Realized Gain (Loss) on Investments	2,226,561	(1,280,843)	(6,767,030)	(1,336,184)	(6,885,074)

Net Realized Capital Gains (Losses) on Investments	37,439,322	(445,540)	(2,794,542)	(1,336,184)	(6,885,074)
Net Change in Unrealized Appreciation (Depreciation)	(74,559,617)	(5,075,373)	(24,147,025)	(3,999,746)	8,531,109

Net Gain (Loss) on Investment	(37,120,295)	(5,520,913)	(26,941,567)	(5,335,930)	1,646,035
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,168,835)	(3,754,914)	(19,167,742)	(4,847,312)	1,401,723

Increase (Decrease) in Net Assets from Contract Transactions	(31,289,447)	(13,029,812)	(66,682,839)	(14,530,388)	20,446,889

Total Increase (Decrease) in Net Assets	(62,458,282)	(16,784,726)	(85,850,581)	(19,377,700)	21,848,612

Net Assets as of December 31, 2018:	$311,059,978	$157,867,721	$717,759,315	$154,495,130	$35,025,006

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Small/Mid Cap Value Initial Class Subaccount
	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$425,136,568	$1,448,789,251	$591,439,085	$129,843,084

Investment Income:
Reinvested Dividends	7,147,645	22,694,448	7,869,723	1,486,161
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,391,064	19,125,329	8,268,246	1,870,446

Net Investment Income (Loss)	1,756,581	3,569,119	(398,523)	(384,285)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	11,573,916
Realized Gain (Loss) on Investments	1,208,893	6,448,187	(368,175)	2,493,679

Net Realized Capital Gains (Losses) on Investments	1,208,893	6,448,187	(368,175)	14,067,595
Net Change in Unrealized Appreciation (Depreciation)	37,725,998	181,700,925	106,142,677	3,570,457

Net Gain (Loss) on Investment	38,934,891	188,149,112	105,774,502	17,638,052
Net Increase (Decrease) in Net Assets Resulting from Operations	40,691,472	191,718,231	105,375,979	17,253,767

Increase (Decrease) in Net Assets from Contract Transactions	(52,464,585)	(124,850,225)	(46,263,184)	(11,705,677)

Total Increase (Decrease) in Net Assets	(11,773,113)	66,868,006	59,112,795	5,548,090

Net Assets as of December 31, 2017:	$413,363,455	$1,515,657,257	$650,551,880	$135,391,174

Investment Income:
Reinvested Dividends	6,104,859	20,853,705	8,032,569	1,143,025
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,972,206	18,953,884	8,258,517	1,844,632

Net Investment Income (Loss)	1,132,653	1,899,821	(225,948)	(701,607)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	12,368,132
Realized Gain (Loss) on Investments	2,479,755	12,727,873	5,561,064	3,015,730

Net Realized Capital Gains (Losses) on Investments	2,479,755	12,727,873	5,561,064	15,383,862
Net Change in Unrealized Appreciation (Depreciation)	(19,615,118)	(92,827,700)	(48,910,125)	(30,008,418)

Net Gain (Loss) on Investment	(17,135,363)	(80,099,827)	(43,349,061)	(14,624,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,002,710)	(78,200,006)	(43,575,009)	(15,326,163)

Increase (Decrease) in Net Assets from Contract Transactions	(49,395,080)	(104,446,228)	(66,596,758)	(14,820,301)

Total Increase (Decrease) in Net Assets	(65,397,790)	(182,646,234)	(110,171,767)	(30,146,464)

Net Assets as of December 31, 2018:	$347,965,665	$1,333,011,023	$540,380,113	$105,244,710

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Small/ Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA Torray Concentrated Growth Initial Class	TA Torray Concentrated Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$111,710,832	$112,290,331	$191,512,774	$141,507,483	$32,531,628

Investment Income:
Reinvested Dividends	1,178,729	—	—	577,343	54,116
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,760,282	1,779,974	3,132,675	2,197,525	546,036

Net Investment Income (Loss)	(581,553)	(1,779,974)	(3,132,675)	(1,620,182)	(491,920)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,124,252	7,432,884	14,022,111	2,675,509	624,984
Realized Gain (Loss) on Investments	315,227	6,290,678	5,108,563	8,962,896	395,865

Net Realized Capital Gains (Losses) on Investments	11,439,479	13,723,562	19,130,674	11,638,405	1,020,849
Net Change in Unrealized Appreciation (Depreciation)	4,668,926	10,921,683	24,084,619	21,049,107	6,903,426

Net Gain (Loss) on Investment	16,108,405	24,645,245	43,215,293	32,687,512	7,924,275
Net Increase (Decrease) in Net Assets Resulting from Operations	15,526,852	22,865,271	40,082,618	31,067,330	7,432,355

Increase (Decrease) in Net Assets from Contract Transactions	2,301,034	(5,371,310)	10,397,882	(15,373,940)	802,377

Total Increase (Decrease) in Net Assets	17,827,886	17,493,961	50,480,500	15,693,390	8,234,732

Net Assets as of December 31, 2017:	$129,538,718	$129,784,292	$241,993,274	$157,200,873	$40,766,360

Investment Income:
Reinvested Dividends	851,714	—	—	328,558	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,795,629	1,979,112	3,560,876	2,246,678	558,873

Net Investment Income (Loss)	(943,915)	(1,979,112)	(3,560,876)	(1,918,120)	(558,873)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,606,664	6,972,336	13,658,168	7,329,614	1,802,233
Realized Gain (Loss) on Investments	(966,116)	8,519,912	7,137,439	16,253,335	1,284,695

Net Realized Capital Gains (Losses) on Investments	11,640,548	15,492,248	20,795,607	23,582,949	3,086,928
Net Change in Unrealized Appreciation (Depreciation)	(26,513,092)	(23,943,547)	(37,549,408)	(28,001,474)	(4,161,181)

Net Gain (Loss) on Investment	(14,872,544)	(8,451,299)	(16,753,801)	(4,418,525)	(1,074,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,816,459)	(10,430,411)	(20,314,677)	(6,336,645)	(1,633,126)

Increase (Decrease) in Net Assets from Contract Transactions	(8,341,474)	(5,174,693)	(11,002,015)	(19,696,532)	(7,163,896)

Total Increase (Decrease) in Net Assets	(24,157,933)	(15,605,104)	(31,316,692)	(26,033,177)	(8,797,022)

Net Assets as of December 31, 2018:	$105,380,785	$114,179,188	$210,676,582	$131,167,696	$31,969,338

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class	TA U.S. Equity Index Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$71,904,972	$34,110,738	$—	$236,978,354	$98,349,420

Investment Income:
Reinvested Dividends	1,734,650	784,746	—	1,098,653	236,857
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,143,632	556,986	68,012	3,767,745	1,589,738

Net Investment Income (Loss)	591,018	227,760	(68,012)	(2,669,092)	(1,352,881)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	6,217,116	2,757,270
Realized Gain (Loss) on Investments	1,357,784	110,455	62,482	5,547,134	(314,730)

Net Realized Capital Gains (Losses) on Investments	1,357,784	110,455	62,482	11,764,250	2,442,540
Net Change in Unrealized Appreciation (Depreciation)	13,032,548	6,888,443	1,001,819	53,182,305	25,262,181

Net Gain (Loss) on Investment	14,390,332	6,998,898	1,064,301	64,946,555	27,704,721
Net Increase (Decrease) in Net Assets Resulting from Operations	14,981,350	7,226,658	996,289	62,277,463	26,351,840

Increase (Decrease) in Net Assets from Contract Transactions	(1,350,943)	2,239,378	17,589,331	(22,352,084)	(1,145,506)

Total Increase (Decrease) in Net Assets	13,630,407	9,466,036	18,585,620	39,925,379	25,206,334

Net Assets as of December 31, 2017:	$85,535,379	$43,576,774	$18,585,620	$276,903,733	$123,555,754

Investment Income:
Reinvested Dividends	2,061,301	928,154	85,169	1,365,570	352,126
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,245,467	602,413	477,235	4,234,174	1,813,101

Net Investment Income (Loss)	815,834	325,741	(392,066)	(2,868,604)	(1,460,975)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	55,027	23,564,629	10,812,480
Realized Gain (Loss) on Investments	2,003,257	615,171	421,454	15,423,963	1,503,026

Net Realized Capital Gains (Losses) on Investments	2,003,257	615,171	476,481	38,988,592	12,315,506
Net Change in Unrealized Appreciation (Depreciation)	(17,678,671)	(8,331,581)	(4,011,019)	(37,477,785)	(11,992,484)

Net Gain (Loss) on Investment	(15,675,414)	(7,716,410)	(3,534,538)	1,510,807	323,022
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,859,580)	(7,390,669)	(3,926,604)	(1,357,797)	(1,137,953)

Increase (Decrease) in Net Assets from Contract Transactions	3,070,398	(202,308)	32,250,789	(25,977,814)	(9,326,384)

Total Increase (Decrease) in Net Assets	(11,789,182)	(7,592,977)	28,324,185	(27,335,611)	(10,464,337)

Net Assets as of December 31, 2018:	$73,746,197	$35,983,797	$46,909,805	$249,568,122	$113,091,417

See Accompanying Notes.

(1)	See Footnote 1

30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$1,920,746	$1,229,545	$845,838	$358,742	$2,717,920

Investment Income:
Reinvested Dividends	49,584	16,692	11,727	9,801	59,101
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,568	12,920	7,974	2,958	19,615

Net Investment Income (Loss)	27,016	3,772	3,753	6,843	39,486
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,690	10,210	42,865	17,478	5,098
Realized Gain (Loss) on Investments	73,047	81,257	14,246	3,960	(3,424)

Net Realized Capital Gains (Losses) on Investments	157,737	91,467	57,111	21,438	1,674
Net Change in Unrealized Appreciation (Depreciation)	404,643	486,596	133,212	(12,168)	2,098

Net Gain (Loss) on Investment	562,380	578,063	190,323	9,270	3,772
Net Increase (Decrease) in Net Assets Resulting from Operations	589,396	581,835	194,076	16,113	43,258

Increase (Decrease) in Net Assets from Contract Transactions	1,278,489	499,378	355,511	84,428	198,635

Total Increase (Decrease) in Net Assets	1,867,885	1,081,213	549,587	100,541	241,893

Net Assets as of December 31, 2017:	$3,788,631	$2,310,758	$1,395,425	$459,283	$2,959,813

Investment Income:
Reinvested Dividends	63,247	18,303	17,685	13,743	51,894
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,467	17,470	11,604	3,357	20,334

Net Investment Income (Loss)	31,780	833	6,081	10,386	31,560
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,565	61,255	71,906	16,852	—
Realized Gain (Loss) on Investments	96,540	131,519	52,890	(3,052)	(6,334)

Net Realized Capital Gains (Losses) on Investments	158,105	192,774	124,796	13,800	(6,334)
Net Change in Unrealized Appreciation (Depreciation)	(443,988)	(449,020)	(281,070)	(53,918)	(13,811)

Net Gain (Loss) on Investment	(285,883)	(256,246)	(156,274)	(40,118)	(20,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	(254,103)	(255,413)	(150,193)	(29,732)	11,415

Increase (Decrease) in Net Assets from Contract Transactions	540,770	(195,856)	111,492	22,913	57,039

Total Increase (Decrease) in Net Assets	286,667	(451,269)	(38,701)	(6,819)	68,454

Net Assets as of December 31, 2018:	$4,075,298	$1,859,489	$1,356,724	$452,464	$3,028,267

See Accompanying Notes.

(1)	See Footnote 1

31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Vanguard® Total Bond Market Index	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$1,483,525	$16,121	$1,006	$—	$—

Investment Income:
Reinvested Dividends	41,539	468	23	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,506	226	14	—	—

Net Investment Income (Loss)	29,033	242	9	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,592	—	—	—	—
Realized Gain (Loss) on Investments	(7,828)	26	8	—	—

Net Realized Capital Gains (Losses) on Investments	(2,236)	26	8	—	—
Net Change in Unrealized Appreciation (Depreciation)	20,009	1,911	98	—	—

Net Gain (Loss) on Investment	17,773	1,937	106	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	46,806	2,179	115	—	—

Increase (Decrease) in Net Assets from Contract Transactions	569,308	1,338	(27)	—	—

Total Increase (Decrease) in Net Assets	616,114	3,517	88	—	—

Net Assets as of December 31, 2017:	$2,099,639	$19,638	$1,094	$—	$—

Investment Income:
Reinvested Dividends	50,257	519	20	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,774	255	14	—	—

Net Investment Income (Loss)	34,483	264	6	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,254	229	121	—	—
Realized Gain (Loss) on Investments	(8,784)	30	6	—	—

Net Realized Capital Gains (Losses) on Investments	(4,530)	259	127	—	—
Net Change in Unrealized Appreciation (Depreciation)	(46,544)	(2,311)	(233)	—	—

Net Gain (Loss) on Investment	(51,074)	(2,052)	(106)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,591)	(1,788)	(100)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	115,275	1,367	14	—	—

Total Increase (Decrease) in Net Assets	98,684	(421)	(86)	—	—

Net Assets as of December 31, 2018:	$2,198,323	$19,217	$1,008	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Wanger International	Wanger USA
	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$308,283	$177,312

Investment Income:
Reinvested Dividends	3,938	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,534	603

Net Investment Income (Loss)	2,404	(603)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,265	30,099
Realized Gain (Loss) on Investments	(13,907)	(52,534)

Net Realized Capital Gains (Losses) on Investments	(11,642)	(22,435)
Net Change in Unrealized Appreciation (Depreciation)	97,410	35,562

Net Gain (Loss) on Investment	85,768	13,127
Net Increase (Decrease) in Net Assets Resulting from Operations	88,172	12,524

Increase (Decrease) in Net Assets from Contract Transactions	(25,811)	(189,836)

Total Increase (Decrease) in Net Assets	62,361	(177,312)

Net Assets as of December 31, 2017:	$370,644	$—

Investment Income:
Reinvested Dividends	7,207	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,713	—

Net Investment Income (Loss)	5,494	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,485	—
Realized Gain (Loss) on Investments	(14,884)	—

Net Realized Capital Gains (Losses) on Investments	25,601	—
Net Change in Unrealized Appreciation (Depreciation)	(95,017)	—

Net Gain (Loss) on Investment	(69,416)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,922)	—

Increase (Decrease) in Net Assets from Contract Transactions	(44,107)	—

Total Increase (Decrease) in Net Assets	(108,029)	—

Net Assets as of December 31, 2018:	$262,615	$—

See Accompanying Notes.

(1)	See Footnote 1

33

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, and Transamerica InspireSM Variable Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2

34

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust
Rational Insider Buying VA	Rational Insider Buying VA Fund
Rational Trend Aggregation VA	Rational Trend Aggregation VA Fund
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

35

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock Smart Beta 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock Smart Beta 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Greystone International Growth Initial Class	Transamerica Greystone International Growth VP Initial Class
TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class
TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Levin Large Cap Value Service Class	Transamerica Levin Large Cap Value VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
Transamerica Series Trust	Transamerica Series Trust
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA 60/40 Allocation Service Class	May 1, 2018
TA Levin Large Cap Value Service Class	May 1, 2018
TA International Equity Index Service Class	May 1, 2017
TA U.S. Equity Index Service Class	May 1, 2017
NVIT Emerging Markets Class D Shares	August 4, 2016
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	November 10, 2014
TA BlackRock Global Allocation Managed Risk - Growth Service Class	November 10, 2014

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2018:

Subaccount	Formerly
Rational Insider Buying VA	Catalyst Insider Buying VA
Rational Trend Aggregation VA	Catalyst Dividend Capture VA
TA BlackRock Global Real Estate Securities Initial Class	TA Clarion Global Real Estate Securities Initial Class
TA BlackRock Global Real Estate Securities Service Class	TA Clarion Global Real Estate Securities Service Class
TA BlackRock Government Money Market Initial Class	TA Aegon Government Money Market Initial Class
TA BlackRock Government Money Market Service Class	TA Aegon Government Money Market Service Class
TA BlackRock Smart Beta 40 Initial Class	TA AB Dynamic Allocation Initial Class
TA BlackRock Smart Beta 40 Service Class	TA AB Dynamic Allocation Service Class
TA Greystone International Growth Initial Class	TA MFS International Equity Initial Class
TA Greystone International Growth Service Class	TA MFS International Equity Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	TA Asset Allocation - Conservative Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	TA Asset Allocation - Conservative Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	TA Asset Allocation - Growth Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	TA Asset Allocation - Growth Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	TA Asset Allocation - Moderate Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA Asset Allocation - Moderate Growth Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA Asset Allocation - Moderate Growth Service Class
TA JPMorgan International Moderate Growth Initial Class	TA International Moderate Growth Initial Class
TA JPMorgan International Moderate Growth Service Class	TA International Moderate Growth Service Class
Vanguard® Real Estate Index	Vanguard® REIT Index

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2018.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2018.

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$19,213,840	$19,216,958
AB Growth and Income Class B Shares	57,784,220	49,939,917
AB Large Cap Growth Class B Shares	3,979,659	5,886,704
American Funds - Asset Allocation Class 2 Shares	140,389,963	153,588,334
American Funds - Bond Class 2 Shares	45,408,258	58,974,367
American Funds - Growth Class 2 Shares	138,763,732	87,305,221
American Funds - Growth-Income Class 2 Shares	95,340,613	61,655,754
American Funds - International Class 2 Shares	76,184,370	40,564,526
BlackRock Basic Value V.I. Class I Shares	4,301,293	4,165,246
BlackRock Global Allocation V.I. Class I Shares	1,210,572	2,535,539
BlackRock High Yield V.I. Class I Shares	483,787	966,853
Fidelity® VIP Balanced Service Class 2	84,120,658	59,033,293
Fidelity® VIP Contrafund® Initial Class	23,631	22,249
Fidelity® VIP Contrafund® Service Class 2	113,137,553	109,461,086
Fidelity® VIP Equity-Income Initial Class	2,888	1,879
Fidelity® VIP Equity-Income Service Class 2	3,759,208	7,584,992
Fidelity® VIP Growth Initial Class	2,719	1,147
Fidelity® VIP Growth Service Class 2	6,494,358	7,455,262
Fidelity® VIP Growth Opportunities Service Class 2	339,456	874,894
Fidelity® VIP Mid Cap Initial Class	11,002	13,628
Fidelity® VIP Mid Cap Service Class 2	68,675,437	70,524,301
Fidelity® VIP Value Strategies Initial Class	108,149	104,002
Fidelity® VIP Value Strategies Service Class 2	29,154,040	29,124,017
Franklin Founding Funds Allocation Class 4 Shares	5,055,472	22,053,939
Franklin Income Class 2 Shares	3,913,072	14,027,972
Franklin Mutual Shares Class 2 Shares	1,004,267	2,494,324
Franklin Templeton Foreign Class 2 Shares	1,199,760	5,472,631
Invesco V.I. American Franchise Series II Shares	548,837	1,309,721
Janus Henderson - Enterprise Service Shares	1,609,941	3,374,870
Janus Henderson - Global Research Service Shares	665,312	4,997,470
Janus Henderson - Mid Cap Value Service Shares	396,794	341,985
MFS® New Discovery Service Class	7,040,350	8,056,338
MFS® Total Return Service Class	3,581,719	8,104,561
NVIT Emerging Markets Class D Shares	70	383
Rational Insider Buying VA	122,667	474,774
Rational Trend Aggregation VA	75,217	339,933

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
State Street Total Return V.I.S. Class 3 Shares	18,703,772	12,103,628
TA 60/40 Allocation Service Class	8,346,006	415,435
TA Aegon High Yield Bond Initial Class	10,781,054	19,799,599
TA Aegon High Yield Bond Service Class	33,359,521	40,592,103
TA Aegon U.S. Government Securities Initial Class	13,159,299	14,280,899
TA Aegon U.S. Government Securities Service Class	200,019,856	77,093,718
TA American Funds Managed Risk - Balanced Service Class	218,872,925	72,545,765
TA Barrow Hanley Dividend Focused Initial Class	24,339,151	78,388,924
TA Barrow Hanley Dividend Focused Service Class	19,140,566	42,056,805
TA BlackRock Equity Smart Beta 100 Service Class	11,048,415	13,082,018
TA BlackRock Global Allocation Service Class	62,682,286	211,259,184
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	62,341,175	23,432,493
TA BlackRock Global Allocation Managed Risk - Growth Service Class	27,101,007	31,056,635
TA BlackRock Global Real Estate Securities Initial Class	7,525,141	9,527,884
TA BlackRock Global Real Estate Securities Service Class	11,260,271	16,043,082
TA BlackRock Government Money Market Initial Class	51,211,407	47,640,117
TA BlackRock Government Money Market Service Class	328,770,989	285,447,365
TA BlackRock Smart Beta 40 Initial Class	2,013,377	3,962,416
TA BlackRock Smart Beta 40 Service Class	19,197,920	47,787,785
TA BlackRock Smart Beta 50 Service Class	91,518,639	12,952,561
TA BlackRock Smart Beta 75 Service Class	45,392,669	7,654,256
TA BlackRock Tactical Allocation Service Class	104,281,260	222,673,245
TA Greystone International Growth Initial Class	15,314,884	14,324,276
TA Greystone International Growth Service Class	14,280,860	24,986,841
TA International Equity Index Service Class	13,719,758	1,692,888
TA Janus Balanced Service Class	143,628,315	104,257,467
TA Janus Mid-Cap Growth Initial Class	13,758,603	15,748,511
TA Janus Mid-Cap Growth Service Class	26,337,006	17,294,209
TA Jennison Growth Initial Class	52,804,941	42,773,824
TA Jennison Growth Service Class	45,278,283	32,252,154
TA JPMorgan Asset Allocation - Conservative Initial Class	32,426,337	41,206,182
TA JPMorgan Asset Allocation - Conservative Service Class	113,646,442	164,129,859
TA JPMorgan Asset Allocation - Growth Initial Class	47,317,098	55,314,413
TA JPMorgan Asset Allocation - Growth Service Class	36,102,397	38,848,740
TA JPMorgan Asset Allocation - Moderate Initial Class	54,505,883	65,723,148
TA JPMorgan Asset Allocation - Moderate Service Class	856,197,229	574,299,698

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	64,105,116	69,520,260
TA JPMorgan Asset Allocation - Moderate Growth Service Class	380,650,469	492,855,495
TA JPMorgan Core Bond Service Class	39,492,508	35,187,294
TA JPMorgan Enhanced Index Initial Class	24,389,828	26,652,918
TA JPMorgan Enhanced Index Service Class	15,180,453	18,266,364
TA JPMorgan International Moderate Growth Initial Class	4,693	1,179
TA JPMorgan International Moderate Growth Service Class	62,179,489	89,936,159
TA JPMorgan Mid Cap Value Service Class	30,746,768	45,629,580
TA JPMorgan Tactical Allocation Service Class	103,715,819	146,906,177
TA Legg Mason Dynamic Allocation - Balanced Service Class	39,134,353	136,547,925
TA Legg Mason Dynamic Allocation - Growth Service Class	25,083,675	70,351,458
TA Levin Large Cap Value Service Class	2,648,702	339,054
TA Madison Balanced Allocation Service Class	6,446,264	12,075,042
TA Madison Conservative Allocation Service Class	3,245,797	8,134,919
TA Madison Diversified Income Service Class	29,485,941	18,494,274
TA Managed Risk - Balanced ETF Service Class	217,512,989	617,421,072
TA Managed Risk - Conservative ETF Service Class	67,547,105	124,085,602
TA Managed Risk - Growth ETF Service Class	103,750,117	433,174,258
TA Market Participation Strategy Service Class	45,409,685	63,391,530
TA Morgan Stanley Capital Growth Initial Class	49,182,963	23,972,857
TA Morgan Stanley Capital Growth Service Class	65,812,691	32,446,568
TA Multi-Managed Balanced Initial Class	15,154,103	14,725,656
TA Multi-Managed Balanced Service Class	115,335,122	177,640,110
TA Multi-Manager Alternative Strategies Service Class	1,985,086	703,967
TA PIMCO Tactical - Balanced Service Class	72,548,276	86,458,175
TA PIMCO Tactical - Conservative Service Class	42,838,821	49,211,597
TA PIMCO Tactical - Growth Service Class	58,150,622	48,275,872
TA PIMCO Total Return Initial Class	24,575,040	35,003,610
TA PIMCO Total Return Service Class	72,992,925	127,869,769
TA PineBridge Inflation Opportunities Service Class	17,080,174	31,121,816
TA ProFunds UltraBear Service Class (OAM)	26,904,673	6,701,985
TA QS Investors Active Asset Allocation - Conservative Service Class	18,142,686	66,405,419
TA QS Investors Active Asset Allocation - Moderate Service Class	84,969,810	187,516,329
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	32,323,451	99,146,301
TA Small/Mid Cap Value Initial Class	19,384,082	22,537,818
TA Small/Mid Cap Value Service Class	28,751,813	25,430,563

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
TA T. Rowe Price Small Cap Initial Class	23,802,774	23,984,242
TA T. Rowe Price Small Cap Service Class	46,197,497	47,102,221
TA Torray Concentrated Growth Initial Class	20,687,788	34,972,875
TA Torray Concentrated Growth Service Class	3,861,842	9,782,393
TA TS&W International Equity Initial Class	17,906,045	14,019,888
TA TS&W International Equity Service Class	7,624,194	7,500,729
TA U.S. Equity Index Service Class	37,088,006	5,174,251
TA WMC US Growth Initial Class	58,736,665	64,018,508
TA WMC US Growth Service Class	27,387,989	27,362,828
Vanguard® Equity Index	1,172,960	538,844
Vanguard® International	600,461	734,229
Vanguard® Mid-Cap Index	477,394	287,916
Vanguard® Real Estate Index	93,635	43,483
Vanguard® Short-Term Investment Grade	361,960	273,386
Vanguard® Total Bond Market Index	372,032	218,017
Voya Global Perspectives Class S Shares	2,119	258
Voya Large Cap Value Class S Shares	166	25
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	68,003	66,133
Wanger USA	—	—

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	1,523,685	(6,437,660)	(4,913,975)	2,184,367	(7,693,644)	(5,509,277)
AB Growth and Income Class B Shares	9,595,504	(15,344,653)	(5,749,149)	9,969,362	(18,232,403)	(8,263,041)
AB Large Cap Growth Class B Shares	138,842	(2,286,335)	(2,147,493)	516,356	(2,602,177)	(2,085,821)
American Funds - Asset Allocation Class 2 Shares	13,571,099	(46,829,771)	(33,258,672)	26,690,270	(30,743,455)	(4,053,185)
American Funds - Bond Class 2 Shares	8,426,991	(16,200,396)	(7,773,405)	8,256,221	(20,780,510)	(12,524,289)
American Funds - Growth Class 2 Shares	7,066,954	(12,783,085)	(5,716,131)	10,676,597	(11,736,881)	(1,060,284)
American Funds - Growth-Income Class 2 Shares	4,675,592	(8,885,565)	(4,209,973)	10,263,558	(10,140,423)	123,135
American Funds - International Class 2 Shares	9,557,859	(11,556,136)	(1,998,277)	10,504,197	(8,983,955)	1,520,242
BlackRock Basic Value V.I. Class I Shares	685,055	(1,248,500)	(563,445)	302,443	(937,189)	(634,746)
BlackRock Global Allocation V.I. Class I Shares	252,934	(1,092,678)	(839,744)	1,231,934	(2,151,853)	(919,919)
BlackRock High Yield V.I. Class I Shares	109,957	(364,534)	(254,577)	88,272	(370,185)	(281,913)
Fidelity® VIP Balanced Service Class 2	12,989,014	(23,270,282)	(10,281,268)	11,954,659	(25,243,183)	(13,288,524)
Fidelity® VIP Contrafund® Initial Class	21	(7,630)	(7,609)	3,972	(37,661)	(33,689)
Fidelity® VIP Contrafund® Service Class 2	11,614,079	(29,537,801)	(17,923,722)	12,058,054	(22,222,791)	(10,164,737)
Fidelity® VIP Equity-Income Initial Class	—	(879)	(879)	—	(14,439)	(14,439)
Fidelity® VIP Equity-Income Service Class 2	352,664	(3,484,818)	(3,132,154)	340,406	(3,569,145)	(3,228,739)
Fidelity® VIP Growth Initial Class	—	(420)	(420)	—	(3,561)	(3,561)
Fidelity® VIP Growth Service Class 2	330,483	(3,073,544)	(2,743,061)	254,400	(2,873,370)	(2,618,970)
Fidelity® VIP Growth Opportunities Service Class 2	55,567	(332,995)	(277,428)	177,959	(156,769)	21,190
Fidelity® VIP Mid Cap Initial Class	123	(3,264)	(3,141)	22,015	(1,228)	20,787
Fidelity® VIP Mid Cap Service Class 2	5,940,899	(15,765,820)	(9,824,921)	7,314,311	(13,097,849)	(5,783,538)
Fidelity® VIP Value Strategies Initial Class	50,773	(56,594)	(5,821)	51,180	(9,392)	41,788
Fidelity® VIP Value Strategies Service Class 2	6,742,126	(9,055,247)	(2,313,121)	4,826,259	(8,499,004)	(3,672,745)
Franklin Founding Funds Allocation Class 4 Shares	109,929	(9,949,405)	(9,839,476)	82,105	(8,917,934)	(8,835,829)
Franklin Income Class 2 Shares	413,996	(8,916,743)	(8,502,747)	531,794	(10,057,056)	(9,525,262)
Franklin Mutual Shares Class 2 Shares	36,490	(1,629,644)	(1,593,154)	10,802	(1,812,087)	(1,801,285)
Franklin Templeton Foreign Class 2 Shares	364,020	(4,737,630)	(4,373,610)	322,067	(4,533,791)	(4,211,724)

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco V.I. American Franchise Series II Shares	42,437	(615,822)	(573,385)	4,269	(485,362)	(481,093)
Janus Henderson - Enterprise Service Shares	151,583	(1,239,729)	(1,088,146)	285,646	(1,168,127)	(882,481)
Janus Henderson - Global Research Service Shares	258,591	(3,326,563)	(3,067,972)	378,693	(2,624,765)	(2,246,072)
Janus Henderson - Mid Cap Value Service Shares	50,595	(120,053)	(69,458)	11,102	(50,009)	(38,907)
MFS® New Discovery Service Class	235,719	(2,656,779)	(2,421,060)	244,514	(2,789,345)	(2,544,831)
MFS® Total Return Service Class	332,481	(3,975,697)	(3,643,216)	359,371	(3,838,888)	(3,479,517)
NVIT Emerging Markets Class D Shares	—	(21)	(21)	—	(339)	(339)
Rational Insider Buying VA	4,310	(248,152)	(243,842)	24,845	(316,354)	(291,509)
Rational Trend Aggregation VA	10,794	(236,985)	(226,191)	25,547	(303,852)	(278,305)
State Street Total Return V.I.S. Class 3 Shares	1,312,073	(6,050,485)	(4,738,412)	1,711,490	(6,088,368)	(4,376,878)
TA 60/40 Allocation Service Class	1,559,228	(53,047)	1,506,181	—	—	—
TA Aegon High Yield Bond Initial Class	2,752,719	(8,261,448)	(5,508,729)	3,152,598	(6,563,867)	(3,411,269)
TA Aegon High Yield Bond Service Class	6,331,640	(11,686,304)	(5,354,664)	7,147,909	(10,824,818)	(3,676,909)
TA Aegon U.S. Government Securities Initial Class	8,207,217	(8,956,243)	(749,026)	4,240,978	(10,021,317)	(5,780,339)
TA Aegon U.S. Government Securities Service Class	41,550,404	(26,832,098)	14,718,306	11,613,702	(60,855,036)	(49,241,334)
TA American Funds Managed Risk - Balanced Service Class	17,252,554	(6,072,206)	11,180,348	25,097,874	(3,669,481)	21,428,393
TA Barrow Hanley Dividend Focused Initial Class	6,945,777	(28,480,423)	(21,534,646)	13,171,148	(19,806,441)	(6,635,293)
TA Barrow Hanley Dividend Focused Service Class	2,153,579	(11,318,867)	(9,165,288)	4,630,076	(11,433,873)	(6,803,797)
TA BlackRock Equity Smart Beta 100 Service Class	786,162	(990,943)	(204,781)	1,638,985	(720,196)	918,789
TA BlackRock Global Allocation Service Class	7,432,004	(91,646,552)	(84,214,548)	15,303,828	(86,007,399)	(70,703,571)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	6,005,589	(2,185,490)	3,820,099	4,406,684	(2,644,637)	1,762,047
TA BlackRock Global Allocation Managed Risk - Growth Service Class	2,277,060	(2,855,018)	(577,958)	4,026,852	(2,834,495)	1,192,357
TA BlackRock Global Real Estate Securities Initial Class	1,751,297	(3,650,757)	(1,899,460)	1,222,696	(2,469,046)	(1,246,350)
TA BlackRock Global Real Estate Securities Service Class	1,010,839	(6,083,144)	(5,072,305)	1,947,304	(6,166,292)	(4,218,988)
TA BlackRock Government Money Market Initial Class	48,955,024	(42,840,185)	6,114,839	26,608,695	(43,018,836)	(16,410,141)
TA BlackRock Government Money Market Service Class	141,518,817	(138,789,554)	2,729,263	112,680,805	(163,595,509)	(50,914,704)
TA BlackRock Smart Beta 40 Initial Class	1,080,267	(2,176,973)	(1,096,706)	753,761	(2,790,589)	(2,036,828)

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Smart Beta 40 Service Class	2,426,732	(23,652,010)	(21,225,278)	2,685,914	(30,514,401)	(27,828,487)
TA BlackRock Smart Beta 50 Service Class	8,030,843	(1,102,263)	6,928,580	2,414,536	(964,328)	1,450,208
TA BlackRock Smart Beta 75 Service Class	3,715,143	(614,179)	3,100,964	1,300,153	(217,328)	1,082,825
TA BlackRock Tactical Allocation Service Class	9,017,567	(77,470,941)	(68,453,374)	14,692,214	(70,930,871)	(56,238,657)
TA Greystone International Growth Initial Class	8,368,569	(8,423,131)	(54,562)	8,185,845	(5,519,695)	2,666,150
TA Greystone International Growth Service Class	2,002,016	(8,795,897)	(6,793,881)	5,473,524	(5,499,335)	(25,811)
TA International Equity Index Service Class	1,265,869	(156,076)	1,109,793	664,366	(35,602)	628,764
TA Janus Balanced Service Class	28,380,728	(27,666,375)	714,353	25,913,479	(29,378,202)	(3,464,723)
TA Janus Mid-Cap Growth Initial Class	5,436,682	(7,947,017)	(2,510,335)	3,930,961	(5,691,726)	(1,760,765)
TA Janus Mid-Cap Growth Service Class	3,407,078	(4,261,244)	(854,166)	2,344,165	(4,096,739)	(1,752,574)
TA Jennison Growth Initial Class	10,553,125	(15,855,913)	(5,302,788)	5,313,280	(12,011,638)	(6,698,358)
TA Jennison Growth Service Class	3,180,503	(6,200,802)	(3,020,299)	5,181,850	(5,282,983)	(101,133)
TA JPMorgan Asset Allocation - Conservative Initial Class	13,288,452	(21,972,962)	(8,684,510)	8,555,494	(23,089,351)	(14,533,857)
TA JPMorgan Asset Allocation - Conservative Service Class	13,255,351	(72,889,257)	(59,633,906)	17,388,581	(76,988,666)	(59,600,085)
TA JPMorgan Asset Allocation - Growth Initial Class	11,030,046	(23,778,026)	(12,747,980)	8,539,306	(15,184,634)	(6,645,328)
TA JPMorgan Asset Allocation - Growth Service Class	3,726,737	(13,398,852)	(9,672,115)	4,284,131	(13,309,800)	(9,025,669)
TA JPMorgan Asset Allocation - Moderate Initial Class	14,962,063	(31,379,825)	(16,417,762)	7,629,398	(31,368,018)	(23,738,620)
TA JPMorgan Asset Allocation - Moderate Service Class	54,819,320	(228,773,202)	(173,953,882)	31,226,177	(210,638,007)	(179,411,830)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,295,189	(30,175,990)	(15,880,801)	11,741,828	(30,381,678)	(18,639,850)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	21,958,093	(180,994,364)	(159,036,271)	45,942,561	(182,150,263)	(136,207,702)
TA JPMorgan Core Bond Service Class	7,316,173	(14,093,712)	(6,777,539)	8,953,808	(21,121,200)	(12,167,392)
TA JPMorgan Enhanced Index Initial Class	7,004,207	(9,654,472)	(2,650,265)	6,954,811	(6,932,238)	22,573
TA JPMorgan Enhanced Index Service Class	1,349,663	(3,661,708)	(2,312,045)	2,265,507	(2,847,204)	(581,697)
TA JPMorgan International Moderate Growth Initial Class	1,110	(556)	554	—	(1,373)	(1,373)
TA JPMorgan International Moderate Growth Service Class	12,495,447	(45,652,434)	(33,156,987)	23,520,888	(47,840,359)	(24,319,471)
TA JPMorgan Mid Cap Value Service Class	4,061,822	(9,956,648)	(5,894,826)	8,653,775	(11,011,467)	(2,357,692)
TA JPMorgan Tactical Allocation Service Class	5,691,744	(51,865,484)	(46,173,740)	13,980,067	(56,521,241)	(42,541,174)

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Legg Mason Dynamic Allocation - Balanced Service Class	4,698,058	(34,119,438)	(29,421,380)	5,448,376	(54,726,022)	(49,277,646)
TA Legg Mason Dynamic Allocation - Growth Service Class	6,477,706	(18,452,494)	(11,974,788)	6,419,083	(27,324,786)	(20,905,703)
TA Levin Large Cap Value Service Class	379,919	(56,530)	323,389	—	—	—
TA Madison Balanced Allocation Service Class	618,747	(4,745,635)	(4,126,888)	943,576	(2,897,866)	(1,954,290)
TA Madison Conservative Allocation Service Class	533,443	(3,581,482)	(3,048,039)	200,875	(3,585,221)	(3,384,346)
TA Madison Diversified Income Service Class	3,604,623	(6,721,983)	(3,117,360)	3,609,815	(4,758,034)	(1,148,219)
TA Managed Risk - Balanced ETF Service Class	23,961,838	(188,072,355)	(164,110,517)	30,922,891	(197,247,862)	(166,324,971)
TA Managed Risk - Conservative ETF Service Class	12,593,909	(47,438,094)	(34,844,185)	13,969,521	(57,637,158)	(43,667,637)
TA Managed Risk - Growth ETF Service Class	15,365,231	(158,078,377)	(142,713,146)	30,109,326	(158,428,620)	(128,319,294)
TA Market Participation Strategy Service Class	7,901,328	(14,376,033)	(6,474,705)	2,871,744	(21,447,251)	(18,575,507)
TA Morgan Stanley Capital Growth Initial Class	6,891,310	(6,340,702)	550,608	3,396,597	(4,966,118)	(1,569,521)
TA Morgan Stanley Capital Growth Service Class	4,449,254	(4,357,928)	91,326	4,741,907	(3,645,097)	1,096,810
TA Multi-Managed Balanced Initial Class	4,368,453	(5,441,241)	(1,072,788)	5,316,036	(4,327,409)	988,627
TA Multi-Managed Balanced Service Class	7,920,741	(40,603,827)	(32,683,086)	57,946,841	(31,919,477)	26,027,364
TA Multi-Manager Alternative Strategies Service Class	196,375	(68,671)	127,704	35,958	(32,644)	3,314
TA PIMCO Tactical - Balanced Service Class	4,705,473	(25,247,915)	(20,542,442)	10,261,351	(30,271,841)	(20,010,490)
TA PIMCO Tactical - Conservative Service Class	5,725,827	(14,844,962)	(9,119,135)	8,224,672	(16,927,901)	(8,703,229)
TA PIMCO Tactical - Growth Service Class	3,306,016	(15,327,665)	(12,021,649)	8,000,167	(16,507,843)	(8,507,676)
TA PIMCO Total Return Initial Class	13,017,182	(20,926,712)	(7,909,530)	9,922,532	(17,670,634)	(7,748,102)
TA PIMCO Total Return Service Class	12,286,984	(61,609,367)	(49,322,383)	12,485,151	(63,599,837)	(51,114,686)
TA PineBridge Inflation Opportunities Service Class	4,631,467	(15,046,728)	(10,415,261)	6,925,892	(17,977,262)	(11,051,370)
TA ProFunds UltraBear Service Class (OAM)	671,427,493	(172,407,006)	499,020,487	22,101,178	(253,830,353)	(231,729,175)
TA QS Investors Active Asset Allocation - Conservative Service Class	3,269,843	(28,804,012)	(25,534,169)	6,311,169	(40,694,270)	(34,383,101)
TA QS Investors Active Asset Allocation - Moderate Service Class	9,738,675	(60,541,321)	(50,802,646)	17,554,145	(77,173,713)	(59,619,568)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	7,075,120	(36,789,361)	(29,714,241)	10,635,414	(39,577,395)	(28,941,981)
TA Small/Mid Cap Value Initial Class	1,249,255	(3,474,380)	(2,225,125)	489,296	(2,554,540)	(2,065,244)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Small/Mid Cap Value Service Class	1,550,851	(6,540,776)	(4,989,925)	4,293,154	(8,752,905)	(4,459,751)
TA T. Rowe Price Small Cap Initial Class	5,300,315	(7,321,903)	(2,021,588)	4,669,194	(6,675,304)	(2,006,110)
TA T. Rowe Price Small Cap Service Class	2,886,418	(7,336,983)	(4,450,565)	4,697,334	(7,291,519)	(2,594,185)
TA Torray Concentrated Growth Initial Class	5,090,608	(9,218,168)	(4,127,560)	969,461	(5,248,354)	(4,278,893)
TA Torray Concentrated Growth Service Class	319,323	(2,287,815)	(1,968,492)	1,031,456	(2,474,122)	(1,442,666)
TA TS&W International Equity Initial Class	8,543,976	(6,780,649)	1,763,327	4,534,985	(5,255,376)	(720,391)
TA TS&W International Equity Service Class	1,200,237	(2,728,634)	(1,528,397)	2,431,042	(2,153,460)	277,582
TA U.S. Equity Index Service Class	3,233,373	(429,665)	2,803,708	1,800,369	(143,644)	1,656,725
TA WMC US Growth Initial Class	13,389,315	(27,098,607)	(13,709,292)	5,804,477	(18,627,764)	(12,823,287)
TA WMC US Growth Service Class	1,721,219	(5,631,616)	(3,910,397)	1,889,433	(5,084,140)	(3,194,707)
Vanguard® Equity Index	486,258	(116,070)	370,188	503,337	(101,561)	401,776
Vanguard® International	176,491	(376,350)	(199,859)	427,138	(100,951)	326,187
Vanguard® Mid-Cap Index	39,172	(96,381)	(57,209)	167,261	(21,136)	146,125
Vanguard® Real Estate Index	10,232	(16,395)	(6,163)	33,283	(20,560)	12,723
Vanguard® Short-Term Investment Grade	43,180	(92,627)	(49,447)	349,897	(482,523)	(132,626)
Vanguard® Total Bond Market Index	37,172	(80,312)	(43,140)	137,701	(180,793)	(43,092)
Voya Global Perspectives Class S Shares	129	(1)	128	129	(3)	126
Voya Large Cap Value Class S Shares	2	(1)	1	—	(3)	(3)
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	3,274	(40,859)	(37,585)	5,594	(38,982)	(33,388)
Wanger USA	—	—	—	1	(67,833)	(67,832)

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$10,528,416	$(17,828,775)	$(7,300,359)	$9,468,517	$(16,063,157)	$(6,594,640)
AB Growth and Income Class B Shares	28,852,871	(46,781,780)	(17,928,909)	32,409,700	(42,876,573)	(10,466,873)
AB Large Cap Growth Class B Shares	329,434	(5,407,326)	(5,077,892)	891,772	(4,890,765)	(3,998,993)
American Funds - Asset Allocation Class 2 Shares	97,895,872	(143,472,008)	(45,576,136)	116,038,980	(76,070,097)	39,968,883
American Funds - Bond Class 2 Shares	41,396,975	(56,694,257)	(15,297,282)	49,864,463	(38,807,758)	11,056,705
American Funds - Growth Class 2 Shares	91,048,392	(82,011,310)	9,037,082	98,323,541	(41,128,807)	57,194,734
American Funds - Growth-Income Class 2 Shares	61,056,938	(56,671,161)	4,385,777	82,957,637	(39,213,869)	43,743,768
American Funds - International Class 2 Shares	64,333,811	(38,540,051)	25,793,760	46,977,428	(25,008,796)	21,968,632
BlackRock Basic Value V.I. Class I Shares	1,790,580	(3,854,477)	(2,063,897)	854,223	(2,597,148)	(1,742,925)
BlackRock Global Allocation V.I. Class I Shares	677,567	(2,355,941)	(1,678,374)	2,379,228	(4,220,572)	(1,841,344)
BlackRock High Yield V.I. Class I Shares	265,390	(911,081)	(645,691)	214,351	(906,246)	(691,895)
Fidelity® VIP Balanced Service Class 2	60,541,254	(54,617,405)	5,923,849	44,427,137	(48,468,831)	(4,041,694)
Fidelity® VIP Contrafund® Initial Class	277	(20,685)	(20,408)	14,222	(243,407)	(229,185)
Fidelity® VIP Contrafund® Service Class 2	61,504,641	(103,056,512)	(41,551,871)	71,342,361	(64,041,470)	7,300,891
Fidelity® VIP Equity-Income Initial Class	—	(1,576)	(1,576)	—	(23,107)	(23,107)
Fidelity® VIP Equity-Income Service Class 2	710,627	(6,921,780)	(6,211,153)	636,886	(6,714,097)	(6,077,211)
Fidelity® VIP Growth Initial Class	—	(992)	(992)	—	(6,470)	(6,470)
Fidelity® VIP Growth Service Class 2	779,126	(6,866,136)	(6,087,010)	437,125	(5,426,805)	(4,989,680)
Fidelity® VIP Growth Opportunities Service Class 2	186,612	(836,051)	(649,439)	382,678	(302,918)	79,760
Fidelity® VIP Mid Cap Initial Class	1,701	(12,984)	(11,283)	50,190	(4,208)	45,982
Fidelity® VIP Mid Cap Service Class 2	36,147,721	(66,250,952)	(30,103,231)	44,374,920	(46,170,447)	(1,795,527)
Fidelity® VIP Value Strategies Initial Class	91,176	(101,806)	(10,630)	109,343	(17,211)	92,132
Fidelity® VIP Value Strategies Service Class 2	22,162,373	(27,449,636)	(5,287,263)	20,667,588	(21,464,011)	(796,423)
Franklin Founding Funds Allocation Class 4 Shares	224,968	(20,529,629)	(20,304,661)	162,173	(17,862,712)	(17,700,539)
Franklin Income Class 2 Shares	589,292	(13,009,297)	(12,420,005)	732,594	(14,222,147)	(13,489,553)
Franklin Mutual Shares Class 2 Shares	61,058	(2,261,015)	(2,199,957)	14,720	(2,467,743)	(2,453,023)
Franklin Templeton Foreign Class 2 Shares	424,348	(5,033,098)	(4,608,750)	329,523	(4,787,289)	(4,457,766)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco V.I. American Franchise Series II Shares	$83,045	$(1,200,494)	$(1,117,449)	$7,096	$(839,856)	$(832,760)
Janus Henderson - Enterprise Service Shares	470,269	(3,038,447)	(2,568,178)	399,049	(2,355,077)	(1,956,028)
Janus Henderson - Global Research Service Shares	401,892	(4,587,391)	(4,185,499)	395,979	(3,176,754)	(2,780,775)
Janus Henderson - Mid Cap Value Service Shares	101,993	(298,028)	(196,035)	28,135	(121,194)	(93,059)
MFS® New Discovery Service Class	703,286	(7,376,837)	(6,673,551)	566,384	(6,318,752)	(5,752,368)
MFS® Total Return Service Class	603,679	(7,420,702)	(6,817,023)	633,672	(6,993,897)	(6,360,225)
NVIT Emerging Markets Class D Shares	—	(285)	(285)	—	(3,907)	(3,907)
Rational Insider Buying VA	7,491	(443,470)	(435,979)	39,156	(493,595)	(454,439)
Rational Trend Aggregation VA	14,688	(319,699)	(305,011)	35,232	(417,976)	(382,744)
State Street Total Return V.I.S. Class 3 Shares	6,909,713	(11,280,379)	(4,370,666)	6,373,341	(9,954,379)	(3,581,038)
TA 60/40 Allocation Service Class	8,347,672	(389,845)	7,957,827	—	—	—
TA Aegon High Yield Bond Initial Class	6,089,778	(18,777,424)	(12,687,646)	7,047,192	(14,350,822)	(7,303,630)
TA Aegon High Yield Bond Service Class	24,778,333	(38,894,075)	(14,115,742)	37,108,537	(43,972,915)	(6,864,378)
TA Aegon U.S. Government Securities Initial Class	11,437,735	(13,448,799)	(2,011,064)	6,427,099	(15,766,879)	(9,339,780)
TA Aegon U.S. Government Securities Service Class	195,994,882	(74,926,949)	121,067,933	34,744,817	(223,807,342)	(189,062,525)
TA American Funds Managed Risk - Balanced Service Class	193,622,020	(67,582,412)	126,039,608	264,552,695	(39,587,880)	224,964,815
TA Barrow Hanley Dividend Focused Initial Class	16,572,835	(72,943,748)	(56,370,913)	30,713,134	(47,562,316)	(16,849,182)
TA Barrow Hanley Dividend Focused Service Class	16,309,883	(39,989,356)	(23,679,473)	23,085,838	(30,724,360)	(7,638,522)
TA BlackRock Equity Smart Beta 100 Service Class	10,126,502	(12,663,492)	(2,536,990)	18,678,537	(8,249,446)	10,429,091
TA BlackRock Global Allocation Service Class	37,386,024	(196,057,239)	(158,671,215)	111,171,075	(158,091,888)	(46,920,813)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	61,084,279	(21,894,213)	39,190,066	43,460,307	(26,088,373)	17,371,934
TA BlackRock Global Allocation Managed Risk - Growth Service Class	23,620,686	(29,040,063)	(5,419,377)	40,236,176	(27,084,612)	13,151,564
TA BlackRock Global Real Estate Securities Initial Class	4,119,396	(8,999,496)	(4,880,100)	2,814,031	(6,104,679)	(3,290,648)
TA BlackRock Global Real Estate Securities Service Class	5,223,424	(15,184,072)	(9,960,648)	8,422,212	(12,784,407)	(4,362,195)
TA BlackRock Government Money Market Initial Class	49,426,332	(46,071,504)	3,354,828	27,799,259	(46,505,927)	(18,706,668)
TA BlackRock Government Money Market Service Class	327,154,039	(282,214,765)	44,939,274	233,034,366	(315,929,717)	(82,895,351)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Smart Beta 40 Initial Class	$1,685,158	$(3,712,139)	$(2,026,981)	$1,227,951	$(4,426,851)	$(3,198,900)
TA BlackRock Smart Beta 40 Service Class	14,726,471	(44,158,426)	(29,431,955)	12,991,231	(54,073,338)	(41,082,107)
TA BlackRock Smart Beta 50 Service Class	90,642,563	(12,372,331)	78,270,232	25,711,029	(10,375,378)	15,335,651
TA BlackRock Smart Beta 75 Service Class	44,905,465	(7,268,671)	37,636,794	14,070,643	(2,377,395)	11,693,248
TA BlackRock Tactical Allocation Service Class	30,957,682	(204,954,032)	(173,996,350)	67,522,081	(170,506,565)	(102,984,484)
TA Greystone International Growth Initial Class	14,150,131	(13,418,140)	731,991	12,936,663	(8,609,149)	4,327,514
TA Greystone International Growth Service Class	13,200,659	(24,001,176)	(10,800,517)	24,050,412	(14,414,119)	9,636,293
TA International Equity Index Service Class	13,671,483	(1,554,176)	12,117,307	7,045,360	(377,497)	6,667,863
TA Janus Balanced Service Class	113,404,035	(95,755,729)	17,648,306	113,039,966	(72,529,042)	40,510,924
TA Janus Mid-Cap Growth Initial Class	10,494,234	(14,740,760)	(4,246,526)	6,083,253	(8,625,417)	(2,542,164)
TA Janus Mid-Cap Growth Service Class	22,352,176	(16,278,807)	6,073,369	15,119,944	(12,156,471)	2,963,473
TA Jennison Growth Initial Class	28,703,231	(39,975,364)	(11,272,133)	11,322,873	(24,311,762)	(12,988,889)
TA Jennison Growth Service Class	29,937,993	(30,766,030)	(828,037)	27,573,871	(19,892,737)	7,681,134
TA JPMorgan Asset Allocation - Conservative Initial Class	22,711,065	(38,777,003)	(16,065,938)	14,952,498	(38,827,778)	(23,875,280)
TA JPMorgan Asset Allocation - Conservative Service Class	57,882,553	(152,148,577)	(94,266,024)	78,654,792	(148,937,976)	(70,283,184)
TA JPMorgan Asset Allocation - Growth Initial Class	24,276,165	(51,383,378)	(27,107,213)	16,702,310	(29,325,831)	(12,623,521)
TA JPMorgan Asset Allocation - Growth Service Class	18,893,652	(36,235,267)	(17,341,615)	26,218,855	(30,977,004)	(4,758,149)
TA JPMorgan Asset Allocation - Moderate Initial Class	28,966,094	(59,959,335)	(30,993,241)	13,889,951	(56,690,232)	(42,800,281)
TA JPMorgan Asset Allocation - Moderate Service Class	538,331,283	(524,114,027)	14,217,256	149,989,022	(473,626,350)	(323,637,328)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	29,168,116	(62,370,283)	(33,202,167)	22,140,136	(57,569,635)	(35,429,499)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	140,818,240	(447,821,577)	(307,003,337)	267,089,876	(368,816,873)	(101,726,997)
TA JPMorgan Core Bond Service Class	33,770,866	(33,195,288)	575,578	47,288,258	(42,323,120)	4,965,138
TA JPMorgan Enhanced Index Initial Class	17,725,180	(24,949,090)	(7,223,910)	15,951,256	(16,225,199)	(273,943)
TA JPMorgan Enhanced Index Service Class	11,923,720	(17,471,118)	(5,547,398)	16,184,281	(11,193,191)	4,991,090
TA JPMorgan International Moderate Growth Initial Class	1,522	(762)	760	—	(1,810)	(1,810)
TA JPMorgan International Moderate Growth Service Class	44,322,654	(82,866,782)	(38,544,128)	75,090,666	(72,728,305)	2,362,361

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Mid Cap Value Service Class	$24,992,139	$(43,258,742)	$(18,266,603)	$47,665,154	$(36,147,377)	$11,517,777
TA JPMorgan Tactical Allocation Service Class	50,537,559	(135,165,480)	(84,627,921)	81,888,531	(133,371,686)	(51,483,155)
TA Legg Mason Dynamic Allocation - Balanced Service Class	25,932,187	(124,411,453)	(98,479,266)	33,719,878	(172,843,958)	(139,124,080)
TA Legg Mason Dynamic Allocation - Growth Service Class	20,075,603	(64,699,858)	(44,624,255)	27,840,465	(94,840,658)	(67,000,193)
TA Levin Large Cap Value Service Class	2,642,746	(333,324)	2,309,422	—	—	—
TA Madison Balanced Allocation Service Class	2,220,273	(10,746,045)	(8,525,772)	4,337,828	(7,924,260)	(3,586,432)
TA Madison Conservative Allocation Service Class	1,489,446	(7,239,504)	(5,750,058)	948,076	(7,725,392)	(6,777,316)
TA Madison Diversified Income Service Class	24,927,200	(16,831,628)	8,095,572	14,669,824	(9,663,653)	5,006,171
TA Managed Risk - Balanced ETF Service Class	130,035,759	(553,917,033)	(423,881,274)	193,272,570	(483,948,610)	(290,676,040)
TA Managed Risk - Conservative ETF Service Class	50,778,006	(115,843,179)	(65,065,173)	52,916,417	(129,109,283)	(76,192,866)
TA Managed Risk - Growth ETF Service Class	63,826,107	(400,522,021)	(336,695,914)	131,935,300	(329,438,698)	(197,503,398)
TA Market Participation Strategy Service Class	21,622,306	(58,154,726)	(36,532,420)	11,148,212	(68,631,385)	(57,483,173)
TA Morgan Stanley Capital Growth Initial Class	24,106,297	(22,175,752)	1,930,545	8,813,659	(13,297,975)	(4,484,316)
TA Morgan Stanley Capital Growth Service Class	45,375,591	(31,286,067)	14,089,524	28,566,746	(13,941,609)	14,625,137
TA Multi-Managed Balanced Initial Class	10,398,376	(13,506,918)	(3,108,542)	12,579,290	(10,071,517)	2,507,773
TA Multi-Managed Balanced Service Class	54,954,937	(164,631,639)	(109,676,702)	353,009,221	(107,823,068)	245,186,153
TA Multi-Manager Alternative Strategies Service Class	1,966,039	(679,114)	1,286,925	360,190	(326,459)	33,731
TA PIMCO Tactical - Balanced Service Class	11,922,315	(79,247,563)	(67,325,248)	31,996,612	(75,773,942)	(43,777,330)
TA PIMCO Tactical - Conservative Service Class	17,788,673	(46,044,021)	(28,255,348)	31,844,067	(46,603,531)	(14,759,464)
TA PIMCO Tactical - Growth Service Class	12,814,094	(44,103,541)	(31,289,447)	39,745,565	(44,515,938)	(4,770,373)
TA PIMCO Total Return Initial Class	19,791,265	(32,821,077)	(13,029,812)	15,529,007	(28,109,662)	(12,580,655)
TA PIMCO Total Return Service Class	53,033,488	(119,716,327)	(66,682,839)	61,499,147	(110,825,949)	(49,326,802)
TA PineBridge Inflation Opportunities Service Class	14,831,713	(29,362,101)	(14,530,388)	35,811,788	(40,408,076)	(4,596,288)
TA ProFunds UltraBear Service Class (OAM)	26,986,533	(6,539,644)	20,446,889	1,073,871	(13,042,584)	(11,968,713)
TA QS Investors Active Asset Allocation - Conservative Service Class	12,448,724	(61,843,804)	(49,395,080)	23,599,475	(76,064,060)	(52,464,585)
TA QS Investors Active Asset Allocation - Moderate Service Class	67,067,063	(171,513,291)	(104,446,228)	63,344,006	(188,194,231)	(124,850,225)

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	$25,265,880	$(91,862,638)	$(66,596,758)	$37,240,892	$(83,504,076)	$(46,263,184)
TA Small/Mid Cap Value Initial Class	5,918,923	(20,739,224)	(14,820,301)	2,560,954	(14,266,631)	(11,705,677)
TA Small/Mid Cap Value Service Class	15,694,097	(24,035,571)	(8,341,474)	27,862,945	(25,561,911)	2,301,034
TA T. Rowe Price Small Cap Initial Class	17,150,745	(22,325,438)	(5,174,693)	12,147,642	(17,518,952)	(5,371,310)
TA T. Rowe Price Small Cap Service Class	33,503,886	(44,505,901)	(11,002,015)	40,718,092	(30,320,210)	10,397,882
TA Torray Concentrated Growth Initial Class	13,110,334	(32,806,866)	(19,696,532)	2,973,031	(18,346,971)	(15,373,940)
TA Torray Concentrated Growth Service Class	2,122,478	(9,286,374)	(7,163,896)	8,428,310	(7,625,933)	802,377
TA TS&W International Equity Initial Class	16,098,869	(13,028,471)	3,070,398	8,269,943	(9,620,886)	(1,350,943)
TA TS&W International Equity Service Class	6,837,113	(7,039,421)	(202,308)	7,812,313	(5,572,935)	2,239,378
TA U.S. Equity Index Service Class	37,075,308	(4,824,519)	32,250,789	19,103,992	(1,514,661)	17,589,331
TA WMC US Growth Initial Class	33,935,385	(59,913,199)	(25,977,814)	11,233,951	(33,586,035)	(22,352,084)
TA WMC US Growth Service Class	16,520,794	(25,847,178)	(9,326,384)	14,393,677	(15,539,183)	(1,145,506)
Vanguard® Equity Index	1,048,327	(507,557)	540,770	1,733,871	(455,382)	1,278,489
Vanguard® International	521,283	(717,139)	(195,856)	891,820	(392,442)	499,378
Vanguard® Mid-Cap Index	387,983	(276,491)	111,492	494,137	(138,626)	355,511
Vanguard® Real Estate Index	63,092	(40,179)	22,913	148,737	(64,309)	84,428
Vanguard® Short-Term Investment Grade	310,589	(253,550)	57,039	965,099	(766,464)	198,635
Vanguard® Total Bond Market Index	318,064	(202,789)	115,275	821,823	(252,515)	569,308
Voya Global Perspectives Class S Shares	1,375	(8)	1,367	1,375	(37)	1,338
Voya Large Cap Value Class S Shares	25	(11)	14	—	(27)	(27)
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	20,357	(64,464)	(44,107)	26,400	(52,211)	(25,811)
Wanger USA	—	—	—	14	(189,850)	(189,836)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2018	33,611,226	$12.90	to	$10.21	$85,205,038	1.69%	0.40%	to	2.85%	(6.79	) %	to	(9.02	) %
12/31/2017	38,525,201	13.84	to	11.22	99,946,976	1.81	0.40	to	2.85	14.88		to	12.43
12/31/2016	44,034,478	12.01	to	1.63	94,083,857	1.82	0.65	to	2.65	3.77		to	1.75
12/31/2015	47,328,479	11.58	to	1.60	95,500,596	2.02	0.65	to	2.65	0.64		to	(1.32)
12/31/2014	47,372,152	11.51	to	1.62	91,875,603	2.43	0.65	to	2.65	6.42		to	4.34
AB Growth and Income Class B Shares
12/31/2018	72,168,849	2.24	to	10.45	211,887,489	0.75	0.30	to	2.80	(6.13)		to	(8.42)
12/31/2017	77,917,998	2.38	to	11.42	246,477,664	1.27	0.30	to	2.80	18.24		to	15.38
12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74		to	8.58
12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12		to	(0.85)
12/31/2014	94,663,141	1.80	to	1.27	190,026,748	1.14	0.30	to	2.30	8.96		to	6.83
AB Large Cap Growth Class B Shares
12/31/2018	13,361,563	2.84	to	12.55	27,738,213	—	0.30	to	2.80	2.02		to	(0.48)
12/31/2017	15,509,056	2.79	to	12.61	32,262,769	—	0.30	to	2.80	31.28		to	28.10
12/31/2016	17,594,877	2.12	to	1.57	28,324,370	—	0.30	to	2.30	2.05		to	0.06
12/31/2015	19,226,523	2.08	to	1.57	30,693,993	—	0.30	to	2.30	10.52		to	8.36
12/31/2014	24,431,104	1.88	to	1.45	35,592,264	—	0.30	to	2.30	13.50		to	11.28
American Funds - Asset Allocation Class 2 Shares
12/31/2018	212,831,662	14.10	to	10.39	677,757,631	1.62	0.60	to	2.95	(5.18)		to	(7.35)
12/31/2017	246,090,334	14.87	to	11.22	769,063,617	1.56	0.60	to	2.95	15.37		to	12.91
12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60		to	6.49
12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64		to	(1.31)
12/31/2014	238,074,048	11.78	to	1.52	468,882,755	1.58	0.75	to	2.75	4.61		to	2.57
American Funds - Bond Class 2 Shares
12/31/2018	65,952,103	10.42	to	9.76	197,187,014	2.40	0.60	to	2.95	(1.31)		to	(3.57)
12/31/2017	73,725,508	10.56	to	10.12	217,547,968	2.00	0.60	to	2.95	2.89		to	0.70
12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18		to	0.20
12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)		to	(2.41)
12/31/2014	83,916,301	10.07	to	1.06	142,447,050	2.18	0.75	to	2.75	4.50		to	2.46
American Funds - Growth Class 2 Shares
12/31/2018	61,736,514	18.67	to	11.91	442,334,800	0.44	0.60	to	2.95	(0.85)		to	(3.12)
12/31/2017	67,452,645	18.83	to	12.29	442,900,974	0.53	0.60	to	2.95	27.34		to	24.63
12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67		to	6.72
12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06		to	4.15
12/31/2014	65,675,816	12.81	to	1.67	174,197,876	0.95	0.75	to	2.60	7.70		to	5.76
American Funds - Growth-Income Class 2 Shares
12/31/2018	56,040,276	17.44	to	11.22	409,513,116	1.43	0.60	to	2.95	(2.38)		to	(4.62)
12/31/2017	60,250,249	17.87	to	11.76	420,162,453	1.48	0.60	to	2.95	21.47		to	18.89
12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69		to	8.70
12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70		to	(1.12)
12/31/2014	55,861,390	13.18	to	1.68	180,173,950	1.59	0.75	to	2.60	9.81		to	7.83
American Funds - International Class 2 Shares
12/31/2018	49,456,028	12.08	to	10.83	186,794,262	1.80	0.60	to	2.95	(13.66)		to	(15.64)
12/31/2017	51,454,305	14.00	to	12.84	191,936,131	1.34	0.60	to	2.95	31.16		to	28.37
12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76		to	0.92
12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)		to	(6.95)
12/31/2014	52,391,548	10.94	to	1.11	94,057,736	1.62	0.75	to	2.60	(3.38)		to	(5.12)

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Basic Value V.I. Class I Shares
12/31/2018	6,813,623	$2.15	to	$9.31	$17,849,636	1.79%	1.25%	to	2.65%	(8.99)%	to	(10.24)%
12/31/2017	7,377,068	2.36	to	10.38	21,702,345	1.54	1.25	to	2.65	6.91	to	5.45
12/31/2016	8,011,814	2.21	to	2.40	22,069,925	1.52	1.25	to	2.30	16.73	to	15.54
12/31/2015	8,817,241	1.89	to	2.07	20,857,527	1.42	1.25	to	2.30	(7.11)	to	(8.07)
12/31/2014	11,168,612	2.04	to	2.26	28,532,280	1.38	1.25	to	2.30	8.57	to	7.46
BlackRock Global Allocation V.I. Class I Shares
12/31/2018	5,295,268	2.73	to	9.97	10,410,140	0.92	1.25	to	2.65	(8.49)	to	(9.74)
12/31/2017	6,135,012	2.99	to	11.05	13,086,962	1.26	1.25	to	2.65	12.46	to	10.93
12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78
12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)
12/31/2014	10,125,330	2.63	to	2.64	19,447,094	2.05	1.25	to	2.30	0.85	to	(0.19)
BlackRock High Yield V.I. Class I Shares
12/31/2018	1,507,900	2.49	to	9.94	3,612,958	5.48	1.25	to	2.65	(3.86)	to	(5.18)
12/31/2017	1,762,477	2.59	to	10.48	4,411,875	5.18	1.25	to	2.65	6.00	to	4.56
12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38
12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)
12/31/2014	3,187,284	2.30	to	1.91	7,122,273	5.37	1.25	to	2.30	1.62	to	0.58
Fidelity® VIP Balanced Service Class 2
12/31/2018	137,704,135	1.83	to	10.47	364,935,164	1.31	0.30	to	2.65	(4.73)	to	(6.92)
12/31/2017	147,985,403	1.92	to	11.24	382,158,570	1.28	0.30	to	2.65	15.77	to	13.13
12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43
12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)
12/31/2014	146,071,274	1.56	to	1.35	250,216,054	1.51	0.30	to	2.45	9.69	to	7.39
Fidelity® VIP Contrafund® Initial Class
12/31/2018	72,197	2.04	to	10.63	221,362	0.71	0.30	to	2.70	(6.66)	to	(8.85)
12/31/2017	79,806	2.19	to	11.66	258,065	0.91	0.30	to	2.70	21.51	to	20.67
12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93
12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)
12/31/2014	215,716	1.67	to	1.47	798,211	0.87	0.30	to	1.00	11.61	to	10.83
Fidelity® VIP Contrafund® Service Class 2
12/31/2018	130,170,833	2.44	to	10.61	494,770,479	0.43	0.30	to	2.80	(6.92)	to	(9.20)
12/31/2017	148,094,555	2.62	to	11.68	579,167,529	0.78	0.30	to	2.80	21.22	to	18.29
12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31
12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)
12/31/2014	198,325,170	2.01	to	1.36	465,848,417	0.81	0.30	to	2.30	11.32	to	9.14
Fidelity® VIP Equity-Income Initial Class
12/31/2018	23,527	1.54	to	9.66	38,033	2.27	0.30	to	2.70	(8.57)	to	(10.72)
12/31/2017	24,406	1.68	to	10.82	43,356	1.50	0.30	to	2.70	12.56	to	11.78
12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85
12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)
12/31/2014	63,434	1.33	to	1.45	89,679	2.89	0.30	to	1.00	8.39	to	7.64
Fidelity® VIP Equity-Income Service Class 2
12/31/2018	20,712,987	1.95	to	9.64	37,740,091	1.98	0.30	to	2.80	(8.81)	to	(11.04)
12/31/2017	23,845,141	2.13	to	10.84	48,184,382	1.46	0.30	to	2.80	12.31	to	9.59
12/31/2016	27,073,880	1.90	to	1.25	49,230,256	2.09	0.30	to	2.30	17.36	to	15.07
12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)
12/31/2014	38,349,894	1.70	to	1.16	63,824,949	2.52	0.30	to	2.30	8.16	to	6.04
Fidelity® VIP Growth Initial Class
12/31/2018	8,174	2.48	to	12.54	17,561	0.24	0.30	to	2.70	(0.47)	to	(2.81)
12/31/2017	8,594	2.49	to	12.90	18,642	0.23	0.30	to	2.70	34.73	to	33.80
12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)
12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11
12/31/2014	25,431	1.72	to	1.52	38,477	0.19	0.30	to	1.00	10.96	to	10.20

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Fidelity® VIP Growth Service Class 2
12/31/2018	16,810,542	$2.77	to	$12.53	$33,696,406	0.04%	0.30%	to	2.80%	(0.73)%	to	(3.16)%
12/31/2017	19,553,603	2.79	to	12.94	40,016,140	0.08	0.30	to	2.80	34.41	to	31.16
12/31/2016	22,172,573	2.08	to	1.37	34,319,380	—	0.30	to	2.30	0.25	to	(1.71)
12/31/2015	25,975,749	2.07	to	1.40	40,617,613	0.03	0.30	to	2.30	6.58	to	4.50
12/31/2014	32,507,157	1.94	to	1.34	48,200,149	—	0.30	to	2.30	10.68	to	8.52
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2018	929,775	14.54	to	14.10	2,346,465	0.09	1.25	to	2.80	10.82	to	9.14
12/31/2017	1,207,203	13.12	to	12.92	2,711,713	0.11	1.25	to	2.80	32.53	to	30.53
12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)
12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53
12/31/2014	1,532,255	1.78	to	1.30	2,517,712	0.01	1.25	to	1.75	10.57	to	10.02
Fidelity® VIP Mid Cap Initial Class
12/31/2018	38,781	1.93	to	9.57	82,670	0.64	0.30	to	2.70	(14.80)	to	(16.80)
12/31/2017	41,922	2.26	to	11.50	108,346	0.70	0.30	to	2.70	20.45	to	19.61
12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12
12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)
12/31/2014	31,431	1.71	to	1.34	59,307	0.26	0.30	to	1.00	5.97	to	5.23
Fidelity® VIP Mid Cap Service Class 2
12/31/2018	74,180,131	2.37	to	9.59	288,831,176	0.39	0.30	to	2.80	(15.03)	to	(17.11)
12/31/2017	84,005,052	2.79	to	11.57	374,376,908	0.49	0.30	to	2.80	20.18	to	17.26
12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41
12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)
12/31/2014	114,999,325	2.12	to	1.41	345,744,918	0.02	0.30	to	2.30	5.71	to	3.65
Fidelity® VIP Value Strategies Initial Class
12/31/2018	80,999	1.50	to	9.16	255,289	0.89	0.30	to	2.50	(17.57)	to	(19.35)
12/31/2017	86,820	1.82	to	11.36	330,169	1.51	0.30	to	2.50	19.00	to	18.17
12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54
12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)
12/31/2014	46,549	1.45	to	1.42	104,026	1.15	0.30	to	1.00	6.48	to	5.73
Fidelity® VIP Value Strategies Service Class 2
12/31/2018	42,681,877	1.97	to	9.19	116,996,447	0.71	0.30	to	2.80	(17.75)	to	(19.76)
12/31/2017	44,994,998	2.39	to	11.45	149,707,366	1.23	0.30	to	2.80	18.73	to	15.85
12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82
12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)
12/31/2014	63,993,977	1.92	to	1.30	144,232,335	0.84	0.30	to	2.30	6.19	to	4.12
Franklin Founding Funds Allocation Class 4 Shares
12/31/2018	40,474,209	1.35	to	9.50	75,009,599	2.88	0.60	to	2.80	(10.12)	to	(12.06)
12/31/2017	50,313,685	1.50	to	10.81	104,865,929	2.55	0.60	to	2.80	11.12	to	8.74
12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07
12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)
12/31/2014	80,598,108	1.29	to	1.75	149,122,631	2.72	0.60	to	2.60	2.14	to	0.15
Franklin Income Class 2 Shares
12/31/2018	43,367,555	1.43	to	9.92	59,934,934	4.80	1.00	to	2.80	(5.26)	to	(6.93)
12/31/2017	51,870,302	1.51	to	10.66	76,044,090	4.16	1.00	to	2.80	8.59	to	6.69
12/31/2016	61,395,564	1.39	to	1.23	83,312,836	5.07	1.00	to	2.30	12.90	to	11.47
12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)
12/31/2014	95,658,242	1.34	to	1.22	125,848,593	4.99	1.00	to	2.30	3.58	to	2.26
Franklin Mutual Shares Class 2 Shares
12/31/2018	10,583,322	1.29	to	9.24	13,324,515	2.34	1.00	to	2.80	(9.97)	to	(11.56)
12/31/2017	12,176,476	1.43	to	10.45	17,081,386	2.20	1.00	to	2.80	7.28	to	5.40
12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46
12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)
12/31/2014	21,834,462	1.23	to	1.12	26,638,380	2.00	1.00	to	2.30	6.06	to	4.71

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Franklin Templeton Foreign Class 2 Shares
12/31/2018	25,135,514	$0.97	to	$9.33	$23,322,722	2.68%	1.00%	to	2.80%	(16.28)%	to	(17.76)%
12/31/2017	29,509,124	1.16	to	11.34	32,841,409	2.59	1.00	to	2.80	15.54	to	13.52
12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77
12/31/2015	38,972,850	0.95	to	0.85	35,741,459	3.22	1.00	to	2.30	(7.42)	to	(8.60)
12/31/2014	49,701,555	1.02	to	0.93	49,421,163	1.89	1.00	to	2.30	(12.01)	to	(13.13)
Invesco V.I. American Franchise Series II Shares
12/31/2018	3,405,149	1.88	to	11.38	5,914,066	—	0.30	to	2.80	(4.18)	to	(6.52)
12/31/2017	3,978,534	1.96	to	12.17	7,305,661	—	0.30	to	2.80	26.65	to	23.58
12/31/2016	4,459,627	1.55	to	1.41	6,543,470	—	0.30	to	2.30	1.71	to	(0.27)
12/31/2015	5,078,250	1.52	to	1.42	7,414,245	—	0.30	to	2.30	4.44	to	2.39
12/31/2014	6,712,184	1.46	to	1.38	9,493,323	—	0.30	to	2.30	7.85	to	5.74
Janus Henderson - Enterprise Service Shares
12/31/2018	8,614,115	3.53	to	11.75	19,757,244	0.13	0.30	to	2.80	(0.96)	to	(3.39)
12/31/2017	9,702,261	3.57	to	12.16	22,591,758	0.54	0.30	to	2.80	26.71	to	23.64
12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59
12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43
12/31/2014	14,698,057	2.43	to	1.60	24,097,729	0.03	0.30	to	2.30	11.91	to	9.72
Janus Henderson - Global Research Service Shares
12/31/2018	18,506,476	1.86	to	11.02	22,907,022	0.96	0.30	to	2.80	(7.36)	to	(9.63)
12/31/2017	21,574,448	2.01	to	12.20	29,147,018	0.68	0.30	to	2.80	26.30	to	23.24
12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)
12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)
12/31/2014	37,018,168	1.61	to	1.06	41,374,871	0.96	0.30	to	2.30	6.86	to	4.77
Janus Henderson - Mid Cap Value Service Shares
12/31/2018	1,170,029	9.46	to	9.17	2,566,104	0.89	1.25	to	2.80	(14.89)	to	(16.18)
12/31/2017	1,239,487	11.12	to	10.95	3,228,213	0.64	1.25	to	2.80	12.23	to	10.55
12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73
12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)
12/31/2014	1,766,515	2.16	to	2.01	3,689,741	3.33	1.25	to	1.75	7.10	to	6.57
MFS® New Discovery Service Class
12/31/2018	15,150,161	2.81	to	11.60	37,622,941	—	0.30	to	2.80	(2.01)	to	(4.41)
12/31/2017	17,571,221	2.87	to	12.14	44,936,194	—	0.30	to	2.80	25.95	to	22.90
12/31/2016	20,116,052	2.28	to	1.60	41,335,561	—	0.30	to	2.30	8.47	to	6.36
12/31/2015	23,490,980	2.10	to	1.50	45,033,655	—	0.30	to	2.30	(2.44)	to	(4.35)
12/31/2014	30,112,422	2.15	to	1.57	59,862,477	—	0.30	to	2.30	(7.77)	to	(9.58)
MFS® Total Return Service Class
12/31/2018	22,981,760	1.85	to	9.94	40,564,664	1.95	0.30	to	2.80	(6.15)	to	(8.45)
12/31/2017	26,624,976	1.97	to	10.85	50,663,588	2.15	0.30	to	2.80	11.69	to	8.98
12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38
12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)
12/31/2014	44,471,420	1.64	to	1.25	73,196,447	1.69	0.30	to	2.30	7.91	to	5.80
NVIT Emerging Markets Class D Shares
12/31/2018	1,547	11.37	to	10.88	17,509	0.35	0.30	to	2.50	(17.96)	to	(19.73)
12/31/2017	1,568	13.86	to	13.56	21,682	0.91	0.30	to	2.50	40.67	to	39.98
12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	—	to	—
Rational Trend Aggregation VA
12/31/2018	1,054,500	9.07	to	8.86	1,370,978	3.91	1.25	to	2.50	(5.75)	to	(6.91)
12/31/2017	1,280,691	9.63	to	9.51	1,769,682	3.17	1.25	to	2.50	(2.85)	to	(3.80)
12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57
12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)
12/31/2014	2,178,735	1.41	to	1.32	3,069,679	4.32	1.30	to	2.30	8.75	to	7.68

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Rational Insider Buying VA
12/31/2018	1,218,337	$10.49	to	$10.24	$1,888,401	0.64%	1.25%	to	2.50%	(8.33)%	to	(9.46)%
12/31/2017	1,462,179	11.45	to	11.31	2,476,679	0.54	1.25	to	2.50	16.01	to	14.88
12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52
12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)
12/31/2014	2,714,936	1.46	to	1.36	3,951,760	0.42	1.30	to	2.30	(3.32)	to	(4.27)
State Street Total Return V.I.S. Class 3 Shares
12/31/2018	24,994,175	12.38	to	10.16	48,611,551	1.84	0.40	to	2.85	(6.98)	to	(9.21)
12/31/2017	29,732,587	13.31	to	11.19	57,477,545	1.77	0.40	to	2.85	14.52	to	12.08
12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35
12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)
12/31/2014	41,034,372	11.22	to	1.26	59,012,874	1.54	0.65	to	2.65	4.40	to	2.36
TA 60/40 Allocation Service Class
12/31/2018(1)	1,506,181	9.64	to	9.49	7,559,801	—	0.20	to	2.50	—	to	—
TA Aegon High Yield Bond Initial Class
12/31/2018	31,184,824	2.12	to	9.97	67,516,767	6.24	0.30	to	2.80	(2.64)	to	(5.03)
12/31/2017	36,693,553	2.18	to	10.50	82,935,784	5.86	0.30	to	2.80	7.12	to	4.52
12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03
12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)
12/31/2014	51,869,537	1.85	to	1.94	102,904,592	5.51	0.30	to	2.05	3.67	to	1.89
TA Aegon High Yield Bond Service Class
12/31/2018	35,239,960	11.58	to	9.94	137,411,428	5.95	0.20	to	2.65	(2.90)	to	(5.23)
12/31/2017	40,594,624	11.92	to	10.49	157,652,721	5.44	0.20	to	2.65	6.25	to	4.45
12/31/2016	44,271,533	11.15	to	1.49	155,587,458	5.98	0.90	to	2.30	13.97	to	12.42
12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)
12/31/2014	51,566,530	10.31	to	1.42	132,109,914	5.60	0.90	to	2.30	2.68	to	1.28
TA Aegon U.S. Government Securities Initial Class
12/31/2018	39,822,530	1.48	to	9.79	62,214,715	2.99	0.30	to	2.80	(0.04)	to	(2.49)
12/31/2017	40,571,556	1.48	to	10.04	65,046,767	3.69	0.30	to	2.80	2.35	to	(0.13)
12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)
12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)
12/31/2014	53,809,524	1.45	to	1.32	87,871,181	3.98	0.30	to	2.05	4.34	to	2.55
TA Aegon U.S. Government Securities Service Class
12/31/2018	104,943,141	10.10	to	9.74	318,697,528	2.37	0.20	to	2.80	(0.19)	to	(2.73)
12/31/2017	90,224,835	10.11	to	10.02	198,887,348	2.79	0.20	to	2.80	2.05	to	(0.42)
12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)
12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)
12/31/2014	117,104,047	1.28	to	1.10	211,171,453	3.42	0.30	to	2.45	4.11	to	1.92
TA American Funds Managed Risk - Balanced Service Class
12/31/2018	68,832,442	10.92	to	9.89	724,315,458	0.87	0.20	to	2.50	(6.01)	to	(8.13)
12/31/2017	57,652,094	11.62	to	10.77	652,612,767	0.63	0.20	to	2.50	14.11	to	11.84
12/31/2016	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87
12/31/2015(1)	12,571,779	9.59	to	9.46	119,855,246	—	0.45	to	2.45	—	to	—
TA Barrow Hanley Dividend Focused Initial Class
12/31/2018	131,850,813	1.91	to	9.65	298,896,926	2.12	0.30	to	2.80	(11.77)	to	(13.93)
12/31/2017	153,385,459	2.17	to	11.21	400,085,233	2.31	0.30	to	2.80	16.08	to	13.27
12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61
12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)
12/31/2014	218,849,432	1.69	to	1.92	461,315,863	1.33	0.30	to	2.05	11.83	to	9.92

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Barrow Hanley Dividend Focused Service Class
12/31/2018	44,974,511	$14.28	to	$9.63	$139,189,014	1.89%	0.20%	to	2.65%	(11.86)%	to	(13.98)%
12/31/2017	54,139,799	16.20	to	11.20	184,816,342	2.18	0.20	to	2.65	15.09	to	13.14
12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02
12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)
12/31/2014	71,214,054	12.92	to	1.19	153,661,743	1.21	0.90	to	2.30	10.93	to	9.42
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2018	2,916,657	12.26	to	10.56	34,919,921	1.17	0.20	to	2.50	(5.52)	to	(7.65)
12/31/2017	3,121,438	12.98	to	11.43	39,921,039	0.54	0.20	to	2.50	22.68	to	20.23
12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Service Class
12/31/2018	474,880,900	11.66	to	9.91	1,101,022,848	1.11	0.20	to	2.65	(7.81)	to	(10.02)
12/31/2017	559,095,448	12.65	to	11.02	1,370,732,763	1.08	0.20	to	2.65	12.99	to	10.57
12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22
12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)
12/31/2014	759,341,068	10.91	to	1.44	1,227,043,635	1.75	0.45	to	2.30	1.29	to	(0.63)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2018	22,915,904	9.85	to	9.58	216,773,827	1.20	0.20	to	2.50	(7.95)	to	(10.03)
12/31/2017	19,095,805	10.70	to	10.64	198,315,259	0.68	0.20	to	2.50	12.00	to	9.77
12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)
12/31/2015	13,579,678	9.54	to	9.33	128,198,295	—	0.45	to	2.45	(3.86)	to	(5.73)
12/31/2014(1)	964,927	9.92	to	9.89	9,560,920	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2018	19,120,004	9.79	to	9.68	179,399,574	1.26	0.20	to	2.50	(10.34)	to	(12.37)
12/31/2017	19,697,962	10.92	to	11.04	208,532,393	0.65	0.20	to	2.50	17.34	to	15.00
12/31/2016	18,505,605	9.28	to	8.90	168,412,121	2.10	0.45	to	2.45	(0.63)	to	(2.57)
12/31/2015	16,301,610	9.34	to	9.13	150,650,346	—	0.45	to	2.45	(5.48)	to	(7.33)
12/31/2014(1)	1,085,461	9.88	to	9.85	10,712,850	—	0.45	to	2.45	—	to	—
TA BlackRock Global Real Estate Securities Initial Class
12/31/2018	15,318,064	1.64	to	9.60	35,691,673	8.46	0.30	to	2.80	(10.36)	to	(12.55)
12/31/2017	17,217,524	1.82	to	10.98	45,370,142	3.62	0.30	to	2.80	10.99	to	8.30
12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32	to	(1.39)
12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)
12/31/2014	24,884,480	1.65	to	2.44	61,698,855	1.53	0.30	to	2.05	13.22	to	11.28
TA BlackRock Global Real Estate Securities Service Class
12/31/2018	27,015,414	10.02	to	9.59	68,224,055	7.97	0.20	to	2.65	(10.51)	to	(12.65)
12/31/2017	32,087,719	11.20	to	10.98	87,690,297	3.23	0.20	to	2.65	10.02	to	8.16
12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)	to	(1.83)
12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)
12/31/2014	49,196,924	10.34	to	1.03	92,625,420	1.31	0.90	to	2.30	12.28	to	10.75
TA BlackRock Government Money Market Initial Class
12/31/2018	87,727,125	1.12	to	9.63	92,736,566	1.79	0.30	to	2.80	1.50	to	(0.98)
12/31/2017	81,612,286	1.10	to	9.72	89,165,490	0.01	0.30	to	2.80	(0.30)	to	(2.71)
12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2014	100,630,309	1.11	to	0.92	115,039,216	0.01	0.30	to	2.05	(0.30)	to	(2.00)
TA BlackRock Government Money Market Service Class
12/31/2018	169,823,809	9.88	to	9.56	339,881,056	0.85	0.20	to	2.65	0.64	to	(1.78)
12/31/2017	167,094,546	9.82	to	9.74	296,558,369	0.01	0.20	to	2.65	(0.44)	to	(2.57)
12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)	to	(2.38)
12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2014	234,252,333	9.93	to	0.86	345,246,865	0.01	0.45	to	2.45	(0.44)	to	(2.39)

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock Smart Beta 40 Initial Class
12/31/2018	10,486,812	$1.54	to	$9.97	$16,837,445	1.90%	0.30%	to	2.80%	(4.43)%	to	(6.76)%
12/31/2017	11,583,518	1.61	to	10.69	19,894,941	1.73	0.30	to	2.80	9.42	to	6.76
12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92	to	0.18
12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	18,258,426	1.45	to	1.53	29,143,207	1.00	0.30	to	2.05	5.24	to	3.44
TA BlackRock Smart Beta 40 Service Class
12/31/2018	132,547,925	11.24	to	9.95	277,272,924	1.65	0.20	to	2.65	(4.62)	to	(6.91)
12/31/2017	153,773,203	11.79	to	10.69	324,322,394	1.49	0.20	to	2.65	9.19	to	6.70
12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69	to	(0.44)
12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)
12/31/2014	214,985,976	1.26	to	1.15	339,267,725	0.80	0.30	to	2.45	5.04	to	2.84
TA BlackRock Smart Beta 50 Service Class
12/31/2018	12,508,832	11.20	to	10.20	136,530,066	0.96	0.20	to	2.50	(2.82)	to	(5.01)
12/31/2017	5,580,252	11.52	to	10.74	63,218,179	0.74	0.20	to	2.50	12.34	to	10.10
12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	—	0.45	to	2.45	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2018	5,307,037	11.63	to	10.38	60,147,061	0.91	0.20	to	2.50	(4.10)	to	(6.27)
12/31/2017	2,206,073	12.13	to	11.07	26,367,946	0.46	0.20	to	2.50	17.44	to	15.10
12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	—	0.45	to	2.45	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2018	420,090,936	12.28	to	10.09	1,233,781,924	0.97	0.20	to	2.80	(4.61)	to	(7.03)
12/31/2017	488,544,310	12.88	to	10.86	1,483,799,252	1.46	0.20	to	2.80	11.18	to	8.65
12/31/2016	544,782,967	11.55	to	1.34	1,444,210,976	2.31	0.45	to	2.30	4.44	to	2.56
12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)
12/31/2014	644,924,677	11.13	to	1.34	1,394,587,714	1.32	0.45	to	2.30	4.60	to	2.71
TA Greystone International Growth Initial Class
12/31/2018	49,721,997	1.67	to	9.95	70,582,731	1.25	0.30	to	2.80	(17.95)	to	(19.96)
12/31/2017	49,776,559	2.04	to	12.43	86,501,729	1.33	0.30	to	2.80	26.87	to	23.79
12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2014	56,412,797	1.61	to	1.57	79,559,722	0.95	0.30	to	2.05	(5.46)	to	(7.08)
TA Greystone International Growth Service Class
12/31/2018	22,805,284	10.60	to	9.92	84,441,642	0.95	0.20	to	2.65	(18.11)	to	(20.08)
12/31/2017	29,599,165	12.95	to	12.41	116,136,840	1.17	0.20	to	2.65	25.85	to	23.72
12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)
12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)
12/31/2014	29,976,630	10.44	to	1.01	62,827,783	0.83	0.90	to	2.30	(6.26)	to	(7.54)
TA International Equity Index Service Class
12/31/2018	1,738,557	9.51	to	9.15	16,267,170	0.43	0.35	to	2.65	(14.53)	to	(16.46)
12/31/2017(1)	628,764	11.12	to	10.96	6,948,109	—	0.35	to	2.65	—	to	—
TA Janus Balanced Service Class
12/31/2018	194,748,292	14.23	to	10.99	840,916,560	1.48	0.20	to	2.65	(0.27)	to	(2.66)
12/31/2017	194,033,939	14.27	to	11.29	836,976,066	1.32	0.20	to	2.65	16.21	to	13.73
12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78
12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)
12/31/2014	155,749,876	11.86	to	1.17	351,230,964	0.65	0.45	to	2.30	7.35	to	5.41
TA Janus Mid-Cap Growth Initial Class
12/31/2018	40,505,558	2.58	to	11.87	67,902,458	0.06	0.30	to	2.80	(1.51)	to	(3.92)
12/31/2017	43,015,893	2.62	to	12.36	73,761,288	0.10	0.30	to	2.80	28.62	to	25.51
12/31/2016	44,776,658	2.04	to	1.64	60,228,303	—	0.30	to	2.05	(2.34)	to	(4.01)
12/31/2015	49,518,695	2.09	to	1.71	69,124,473	—	0.30	to	2.05	(5.32)	to	(6.94)
12/31/2014	66,529,721	2.20	to	1.84	99,193,842	—	0.30	to	2.05	(0.28)	to	(1.99)

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Janus Mid-Cap Growth Service Class
12/31/2018	20,363,814	$14.02	to	$11.85	$86,366,801	—%	0.20%	to	2.65%	(1.65)%	to	(4.02)%
12/31/2017	21,217,980	14.26	to	12.35	83,552,225	—	0.20	to	2.65	27.59	to	25.42
12/31/2016	22,970,554	11.10	to	1.32	63,321,902	—	0.90	to	2.30	(3.18)	to	(4.49)
12/31/2015	27,213,018	11.47	to	1.38	68,159,564	—	0.90	to	2.30	(6.11)	to	(7.39)
12/31/2014	28,962,016	12.21	to	1.49	69,299,132	—	0.90	to	2.30	(1.15)	to	(2.50)
TA Jennison Growth Initial Class
12/31/2018	83,798,752	3.00	to	12.62	192,694,337	0.02	0.30	to	2.80	(1.16)	to	(3.58)
12/31/2017	89,101,540	3.03	to	13.09	207,711,065	0.01	0.30	to	2.80	36.03	to	32.74
12/31/2016	95,799,898	2.23	to	1.95	165,555,512	—	0.30	to	2.05	(1.94)	to	(3.62)
12/31/2015	108,015,766	2.27	to	2.03	192,227,221	—	0.30	to	2.05	11.07	to	9.16
12/31/2014	135,122,880	2.05	to	1.86	218,374,436	—	0.30	to	2.05	9.63	to	7.75
TA Jennison Growth Service Class
12/31/2018	20,725,118	19.66	to	12.59	122,264,752	—	0.20	to	2.65	(1.34)	to	(3.71)
12/31/2017	23,745,417	19.93	to	13.07	127,186,720	—	0.20	to	2.65	34.82	to	32.53
12/31/2016	23,846,550	14.68	to	1.60	88,426,137	—	0.90	to	2.30	(2.78)	to	(4.10)
12/31/2015	29,476,122	15.10	to	1.67	96,681,000	—	0.90	to	2.30	10.12	to	8.61
12/31/2014	26,708,592	13.72	to	1.54	67,454,449	—	0.90	to	2.30	8.81	to	7.32
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2018	87,232,931	1.68	to	10.25	146,643,478	1.84	0.30	to	2.80	(4.27)	to	(6.61)
12/31/2017	95,917,441	1.75	to	10.98	171,462,292	2.09	0.30	to	2.80	12.47	to	9.75
12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53
12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)
12/31/2014	149,407,114	1.53	to	1.53	239,339,037	2.63	0.30	to	2.05	1.88	to	0.14
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2018	372,496,615	11.62	to	10.23	910,676,358	1.58	0.20	to	2.65	(4.47)	to	(6.77)
12/31/2017	432,130,521	12.16	to	10.97	1,060,315,451	1.88	0.20	to	2.65	12.06	to	9.67
12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82
12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)
12/31/2014	626,987,083	10.70	to	1.13	1,091,927,020	2.46	0.45	to	2.45	1.49	to	(0.49)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2018	125,967,602	1.82	to	10.51	239,894,471	1.83	0.30	to	2.80	(10.66)	to	(12.85)
12/31/2017	138,715,582	2.03	to	12.06	298,478,723	1.44	0.30	to	2.80	24.26	to	21.25
12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95
12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)
12/31/2014	208,960,284	1.58	to	1.64	361,493,975	2.34	0.30	to	2.05	2.42	to	0.67
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2018	62,042,687	13.44	to	10.49	179,178,132	1.64	0.20	to	2.65	(10.88)	to	(13.02)
12/31/2017	71,714,802	15.08	to	12.06	221,484,340	1.24	0.20	to	2.65	23.82	to	21.17
12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45
12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)
12/31/2014	104,915,264	11.83	to	1.07	203,683,787	2.23	0.45	to	2.30	1.98	to	0.13
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2018	197,798,951	1.80	to	10.43	359,948,040	1.74	0.30	to	2.80	(5.41)	to	(7.73)
12/31/2017	214,216,713	1.90	to	11.30	416,447,113	1.86	0.30	to	2.80	16.12	to	13.30
12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45
12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)
12/31/2014	330,908,687	1.60	to	1.62	558,320,285	2.22	0.30	to	2.05	2.46	to	0.70
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2018	1,547,786,893	12.23	to	10.40	4,918,563,752	1.56	0.20	to	2.65	(5.54)	to	(7.81)
12/31/2017	1,721,740,775	12.95	to	11.29	5,252,747,161	1.65	0.20	to	2.65	15.60	to	13.13
12/31/2016	1,901,152,605	11.17	to	1.14	4,884,558,926	1.96	0.45	to	2.45	4.78	to	2.74
12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)
12/31/2014	2,294,467,597	10.98	to	1.16	5,316,426,982	2.16	0.45	to	2.45	2.15	to	0.16

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2018	237,682,384	$1.83	to	$10.49	$449,982,016	1.86%	0.30%	to	2.80%	(7.35)%	to	(9.62)%
12/31/2017	253,563,185	1.98	to	11.60	524,868,709	1.71	0.30	to	2.80	19.42	to	16.52
12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41
12/31/2015	299,130,616	1.56	to	1.58	499,970,785	2.09	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2014	379,652,087	1.60	to	1.65	658,335,948	2.68	0.30	to	2.05	2.27	to	0.51
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2018	1,233,418,891	12.86	to	10.47	3,113,335,571	1.65	0.20	to	2.65	(7.51)	to	(9.73)
12/31/2017	1,392,455,162	13.90	to	11.59	3,718,610,494	1.52	0.20	to	2.65	18.96	to	16.42
12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72
12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)
12/31/2014	1,876,616,300	11.36	to	1.17	3,454,997,510	2.50	0.45	to	2.45	1.99	to	(0.00)
TA JPMorgan Core Bond Service Class
12/31/2018	65,985,037	10.56	to	9.85	232,204,364	2.91	0.20	to	2.65	(0.29)	to	(2.68)
12/31/2017	72,762,576	10.60	to	10.12	234,929,539	2.56	0.20	to	2.65	2.96	to	0.76
12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)
12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)
12/31/2014	83,188,018	10.12	to	1.05	139,476,584	1.77	0.45	to	2.30	4.63	to	2.74
TA JPMorgan Enhanced Index Initial Class
12/31/2018	44,289,570	2.46	to	10.64	111,021,328	1.10	0.30	to	2.80	(6.29)	to	(8.59)
12/31/2017	46,939,835	2.63	to	11.64	127,335,985	0.56	0.30	to	2.80	20.79	to	17.86
12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12
12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	56,840,615	1.97	to	1.85	117,249,774	0.81	0.30	to	2.05	13.84	to	11.89
TA JPMorgan Enhanced Index Service Class
12/31/2018	10,181,659	16.33	to	10.61	57,236,560	0.87	0.20	to	2.65	(6.43)	to	(8.68)
12/31/2017	12,493,704	17.46	to	11.62	67,683,559	0.41	0.20	to	2.65	19.74	to	17.71
12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63
12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)
12/31/2014	13,180,874	13.32	to	1.39	36,235,761	0.66	0.90	to	2.30	12.95	to	11.41
TA JPMorgan International Moderate Growth Initial Class
12/31/2018	68,581	1.26	to	10.14	84,487	2.40	0.30	to	2.50	(11.85)	to	(13.75)
12/31/2017	68,027	1.42	to	11.76	95,215	1.82	0.30	to	2.50	21.42	to	21.24
12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77
12/31/2015	68,181	1.16	to	1.15	78,116	1.96	0.30	to	0.45	(1.93)	to	(2.08)
12/31/2014	68,194	1.19	to	1.17	79,791	2.28	0.30	to	0.45	(0.77)	to	(0.92)
TA JPMorgan International Moderate Growth Service Class
12/31/2018	300,953,145	11.00	to	10.15	537,377,054	2.15	0.20	to	2.80	(12.09)	to	(14.32)
12/31/2017	334,110,132	12.51	to	11.85	660,356,626	1.62	0.20	to	2.80	20.93	to	18.17
12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)
12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)
12/31/2014	425,154,870	10.50	to	0.98	560,090,151	2.11	0.45	to	2.45	(1.23)	to	(3.16)
TA JPMorgan Mid Cap Value Service Class
12/31/2018	44,054,769	14.61	to	9.29	186,121,537	0.64	0.20	to	2.80	(12.27)	to	(14.50)
12/31/2017	49,949,595	16.66	to	10.86	234,010,120	0.60	0.20	to	2.80	12.68	to	10.11
12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71
12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)
12/31/2014	51,842,761	13.41	to	2.09	151,741,957	0.60	0.45	to	2.30	14.47	to	12.40

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Tactical Allocation Service Class
12/31/2018	290,764,551	$11.56	to	$9.97	$1,151,582,075	1.88%	0.20%	to	2.65%	(3.38)%	to	(5.70)%
12/31/2017	336,938,291	11.96	to	10.57	1,290,836,386	1.59	0.20	to	2.65	8.02	to	5.71
12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86
12/31/2015	388,440,348	10.65	to	1.08	1,097,074,756	1.14	0.45	to	2.30	(0.85)	to	(2.64)
12/31/2014	374,130,018	10.74	to	1.11	825,197,475	0.95	0.45	to	2.30	5.81	to	3.89
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2018	211,305,384	11.48	to	1.03	987,628,491	1.40	0.20	to	2.50	(3.51)	to	(5.72)
12/31/2017	240,726,764	11.90	to	1.09	1,134,168,274	1.13	0.20	to	2.50	9.97	to	7.78
12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)
12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)
12/31/2014	249,433,962	11.19	to	1.15	738,870,798	0.66	0.45	to	2.05	8.00	to	6.30
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2018	99,265,335	11.89	to	1.13	430,016,813	1.22	0.20	to	2.50	(4.92)	to	(7.10)
12/31/2017	111,240,123	12.50	to	1.22	502,210,785	0.98	0.20	to	2.50	12.70	to	10.45
12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)
12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)
12/31/2014	99,859,668	11.62	to	1.20	297,102,967	0.57	0.45	to	2.05	7.69	to	6.00
TA Levin Large Cap Value Service Class
12/31/2018(1)	323,389	9.03	to	8.90	2,100,210	0.19	0.20	to	2.50	—	to	—
TA Madison Balanced Allocation Service Class
12/31/2018	35,654,782	11.84	to	9.93	97,805,291	1.92	1.15	to	2.50	(4.98)	to	(6.23)
12/31/2017	39,781,670	12.46	to	10.59	111,712,711	1.77	1.15	to	2.50	10.14	to	8.70
12/31/2016	41,735,960	11.31	to	1.19	105,012,541	1.84	1.15	to	1.90	4.05	to	3.28
12/31/2015	43,365,220	10.87	to	1.15	98,601,791	1.83	1.15	to	1.90	(1.87)	to	(2.60)
12/31/2014	44,591,131	11.08	to	1.18	94,800,820	0.69	1.15	to	1.90	4.53	to	3.75
TA Madison Conservative Allocation Service Class
12/31/2018	28,250,139	11.02	to	9.93	62,990,806	2.04	1.15	to	2.50	(3.08)	to	(4.36)
12/31/2017	31,298,178	11.37	to	10.39	70,949,339	1.94	1.15	to	2.50	6.98	to	5.59
12/31/2016	34,682,524	10.62	to	1.10	73,017,096	2.05	1.15	to	1.90	2.90	to	2.14
12/31/2015	38,496,050	10.32	to	1.08	74,112,509	1.72	1.15	to	1.90	(1.88)	to	(2.61)
12/31/2014	41,143,456	10.52	to	1.11	74,746,336	1.32	1.15	to	1.90	3.56	to	2.78
TA Madison Diversified Income Service Class
12/31/2018	50,863,663	12.08	to	10.18	135,787,858	1.47	0.20	to	2.50	(0.95)	to	(3.19)
12/31/2017	53,981,023	12.19	to	10.51	130,445,023	1.60	0.20	to	2.50	8.28	to	6.86
12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83
12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)
12/31/2014	59,704,752	10.71	to	1.16	105,588,057	0.70	1.15	to	1.90	4.60	to	3.82
TA Managed Risk - Balanced ETF Service Class
12/31/2018	1,309,690,461	11.96	to	10.23	5,298,234,531	1.68	0.20	to	2.80	(4.74)	to	(7.16)
12/31/2017	1,473,800,978	12.56	to	11.02	6,047,882,818	1.68	0.20	to	2.80	13.10	to	10.36
12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28
12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)
12/31/2014	1,756,579,111	1.34	to	1.16	4,522,734,970	0.95	0.30	to	2.45	4.24	to	2.05
TA Managed Risk - Conservative ETF Service Class
12/31/2018	245,869,418	11.78	to	10.14	671,687,849	1.79	0.20	to	2.80	(3.79)	to	(6.24)
12/31/2017	280,713,603	12.25	to	10.81	771,558,640	1.82	0.20	to	2.80	10.54	to	8.02
12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59
12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)
12/31/2014	363,756,951	10.79	to	1.20	674,485,127	1.28	0.45	to	2.45	4.77	to	2.73

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Managed Risk - Growth ETF Service Class
12/31/2018	857,934,001	$12.52	to	$10.36	$2,384,647,311	1.59%	0.20%	to	2.80%	(7.34)%	to	(9.70)%
12/31/2017	1,000,647,147	13.52	to	11.47	2,942,924,332	1.61	0.20	to	2.80	18.12	to	15.25
12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17
12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
12/31/2014	1,447,006,616	1.35	to	1.18	2,857,654,356	1.03	0.30	to	2.45	3.66	to	1.48
TA Market Participation Strategy Service Class
12/31/2018	87,219,115	12.63	to	10.16	382,090,653	0.36	0.20	to	2.50	(2.92)	to	(5.12)
12/31/2017	93,693,820	13.01	to	10.71	434,408,630	0.31	0.20	to	2.50	10.30	to	8.10
12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07
12/31/2015	117,968,861	11.35	to	1.11	452,767,371	—	0.45	to	2.05	(3.68)	to	(5.19)
12/31/2014	111,054,031	11.78	to	1.17	418,144,147	—	0.45	to	2.05	7.56	to	5.87
TA Morgan Stanley Capital Growth Initial Class
12/31/2018	42,679,256	3.46	to	14.24	134,713,516	—	0.30	to	2.80	6.36	to	3.76
12/31/2017	42,128,648	3.26	to	13.73	126,618,578	—	0.30	to	2.80	43.17	to	39.70
12/31/2016	43,698,169	2.27	to	2.05	92,915,246	—	0.30	to	2.05	(2.56)	to	(4.22)
12/31/2015	47,282,114	2.33	to	2.14	104,267,818	—	0.30	to	2.05	11.45	to	9.54
12/31/2014	59,235,134	2.09	to	1.96	118,184,347	—	0.30	to	2.05	5.69	to	3.87
TA Morgan Stanley Capital Growth Service Class
12/31/2018	14,619,393	23.24	to	14.21	108,734,790	—	0.20	to	2.65	6.22	to	3.67
12/31/2017	14,528,067	21.88	to	13.71	91,705,626	—	0.20	to	2.65	41.99	to	39.58
12/31/2016	13,431,257	15.30	to	1.54	53,195,806	—	0.90	to	2.30	(3.37)	to	(4.69)
12/31/2015	15,649,714	15.84	to	1.61	53,335,138	—	0.90	to	2.30	10.45	to	8.95
12/31/2014	12,651,656	14.34	to	1.48	34,839,910	—	0.90	to	2.30	4.84	to	3.41
TA Multi-Managed Balanced Initial Class
12/31/2018	35,336,427	2.36	to	10.35	84,092,450	1.44	0.30	to	2.80	(3.95)	to	(6.30)
12/31/2017	36,409,215	2.46	to	11.05	91,688,505	0.86	0.30	to	2.80	13.80	to	11.04
12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25
12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
12/31/2014	34,836,857	2.01	to	2.02	73,575,633	1.41	0.30	to	2.05	10.48	to	8.58
TA Multi-Managed Balanced Service Class
12/31/2018	213,053,682	13.97	to	10.33	1,113,804,034	1.21	0.20	to	2.65	(4.10)	to	(6.40)
12/31/2017	245,736,768	14.56	to	11.03	1,284,175,277	0.79	0.20	to	2.65	13.48	to	10.89
12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07
12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
12/31/2014	134,975,301	1.71	to	1.49	270,653,285	1.19	0.30	to	2.45	10.17	to	7.86
TA Multi-Manager Alternative Strategies Service Class
12/31/2018	294,271	9.96	to	9.46	2,811,857	0.89	0.20	to	2.50	(4.82)	to	(7.00)
12/31/2017	166,567	10.46	to	10.17	1,693,399	1.28	0.20	to	2.50	4.29	to	3.05
12/31/2016	163,253	10.01	to	9.64	1,601,107	2.52	0.45	to	1.65	1.56	to	0.35
12/31/2015	181,063	9.85	to	9.60	1,760,776	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	98,872	10.49	to	10.34	1,029,166	0.68	0.45	to	1.65	2.49	to	1.27
TA PIMCO Tactical - Balanced Service Class
12/31/2018	152,110,362	11.92	to	9.90	514,523,316	3.19	0.20	to	2.65	(7.12)	to	(9.35)
12/31/2017	172,652,804	12.84	to	10.92	628,788,296	0.30	0.20	to	2.65	11.54	to	9.15
12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02
12/31/2015	194,833,059	10.95	to	0.98	571,936,975	—	0.45	to	2.30	(2.98)	to	(4.74)
12/31/2014	195,521,348	11.28	to	1.03	533,120,857	1.07	0.45	to	2.30	7.35	to	5.41
TA PIMCO Tactical - Conservative Service Class
12/31/2018	69,943,022	11.77	to	9.94	237,796,879	3.31	0.20	to	2.65	(5.34)	to	(7.61)
12/31/2017	79,062,157	12.44	to	10.76	282,866,000	1.29	0.20	to	2.65	9.90	to	7.55
12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62
12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)
12/31/2014	72,728,605	11.08	to	0.99	132,338,428	1.23	0.45	to	2.30	8.24	to	6.28

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PIMCO Tactical - Growth Service Class
12/31/2018	77,403,230	$12.20	to	$10.03	$311,059,978	3.06%	0.20%	to	2.65%	(7.87)%	to	(10.08)%
12/31/2017	89,424,879	13.24	to	11.15	373,518,260	0.40	0.20	to	2.65	14.31	to	11.87
12/31/2016	97,932,555	11.55	to	0.97	334,243,979	—	0.45	to	2.30	4.40	to	2.52
12/31/2015	99,906,894	11.07	to	0.94	288,604,027	—	0.45	to	2.30	(3.89)	to	(5.63)
12/31/2014	77,908,150	11.51	to	1.00	171,846,465	1.80	0.45	to	2.30	5.92	to	4.00
TA PIMCO Total Return Initial Class
12/31/2018	100,615,759	1.65	to	9.94	157,867,721	2.61	0.30	to	2.80	(0.95)	to	(3.38)
12/31/2017	108,525,289	1.67	to	10.29	174,652,447	—	0.30	to	2.80	4.57	to	2.04
12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65
12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
12/31/2014	158,410,090	1.55	to	1.47	245,905,910	1.89	0.30	to	2.05	4.36	to	2.57
TA PIMCO Total Return Service Class
12/31/2018	331,762,980	10.46	to	9.92	717,759,315	2.40	0.20	to	2.65	(1.22)	to	(3.59)
12/31/2017	381,085,363	10.58	to	10.29	803,609,896	—	0.20	to	2.65	4.33	to	1.95
12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03
12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
12/31/2014	530,733,545	1.31	to	1.13	859,856,281	1.62	0.30	to	2.45	4.03	to	1.84
TA PineBridge Inflation Opportunities Service Class
12/31/2018	80,400,948	9.31	to	9.71	154,495,130	1.69	0.20	to	2.65	(1.74)	to	(4.10)
12/31/2017	90,816,209	9.48	to	10.12	173,872,830	0.23	0.20	to	2.65	2.67	to	0.48
12/31/2016	101,867,579	9.21	to	0.95	175,347,485	0.58	0.45	to	2.30	3.34	to	1.47
12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
12/31/2014	121,100,596	9.22	to	0.98	182,242,932	0.29	0.45	to	2.30	2.92	to	1.05
TA ProFunds UltraBear Service Class (OAM)
12/31/2018	824,917,799	0.14	to	7.04	35,025,006	—	0.45	to	2.65	6.06	to	3.76
12/31/2017	325,897,312	0.13	to	6.79	13,176,394	—	0.45	to	2.65	(32.66)	to	(34.10)
12/31/2016	557,626,487	0.19	to	0.06	33,857,197	—	0.45	to	2.00	(23.94)	to	(25.08)
12/31/2015	406,801,801	0.25	to	0.08	32,809,667	—	0.45	to	2.00	(7.71)	to	(9.10)
12/31/2014	204,831,841	0.27	to	0.09	18,066,570	—	0.45	to	2.00	(25.91)	to	(27.04)
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2018	141,754,097	11.34	to	10.29	347,965,665	1.59	0.20	to	2.65	(3.08)	to	(5.41)
12/31/2017	167,288,266	11.70	to	10.88	413,363,455	1.72	0.20	to	2.65	11.20	to	8.82
12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20
12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
12/31/2014	245,264,820	10.57	to	1.11	413,140,719	1.06	0.45	to	2.45	3.14	to	1.13
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2018	382,230,157	11.56	to	10.48	1,333,011,023	1.44	0.20	to	2.65	(4.36)	to	(6.66)
12/31/2017	433,032,803	12.09	to	11.23	1,515,657,257	1.55	0.20	to	2.65	14.93	to	12.47
12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)
12/31/2015	545,348,810	10.32	to	1.04	1,537,126,518	0.97	0.45	to	2.50	(4.71)	to	(6.61)
12/31/2014	581,745,788	10.83	to	1.11	1,586,689,643	0.67	0.45	to	2.50	3.15	to	1.29
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2018	195,359,095	11.86	to	10.69	540,380,113	1.31	0.20	to	2.65	(6.14)	to	(8.39)
12/31/2017	225,073,336	12.63	to	11.67	650,551,880	1.28	0.20	to	2.65	19.77	to	17.21
12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51	to	(0.32)
12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
12/31/2014	328,199,796	11.14	to	1.14	650,876,591	0.77	0.45	to	2.30	2.76	to	0.90
TA Small/Mid Cap Value Initial Class
12/31/2018	20,576,048	2.39	to	9.53	105,244,710	0.89	0.30	to	2.80	(11.72)	to	(13.88)
12/31/2017	22,801,173	2.71	to	11.07	135,391,174	1.13	0.30	to	2.80	15.21	to	12.42
12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76	to	18.70
12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)
12/31/2014	35,048,217	2.00	to	3.25	156,210,025	0.77	0.30	to	2.05	4.91	to	3.11

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Small/Mid Cap Value Service Class
12/31/2018	28,152,654	$14.84	to	$9.51	$105,380,785	0.68%	0.20%	to	2.65%	(11.81)%	to	(13.93)%
12/31/2017	33,142,579	16.83	to	11.05	129,538,718	0.97	0.20	to	2.65	14.23	to	12.29
12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73	to	18.10
12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
12/31/2014	41,438,730	12.68	to	1.71	91,247,465	0.63	0.90	to	2.30	3.99	to	2.57
TA T. Rowe Price Small Cap Initial Class
12/31/2018	43,487,831	3.14	to	10.62	114,179,188	—	0.30	to	2.80	(7.36)	to	(9.63)
12/31/2017	45,509,419	3.39	to	11.75	129,784,292	—	0.30	to	2.80	22.02	to	19.07
12/31/2016	47,515,529	2.78	to	2.65	112,290,331	—	0.30	to	2.05	10.89	to	8.99
12/31/2015	50,302,232	2.51	to	2.43	108,382,266	—	0.30	to	2.05	2.13	to	0.38
12/31/2014	59,507,563	2.46	to	2.42	126,270,687	—	0.30	to	2.05	6.23	to	4.41
TA T. Rowe Price Small Cap Service Class
12/31/2018	33,335,132	17.06	to	10.60	210,676,582	—	0.20	to	2.65	(7.47)	to	(9.69)
12/31/2017	37,785,697	18.43	to	11.74	241,993,274	—	0.20	to	2.65	20.93	to	18.88
12/31/2016	40,379,882	15.14	to	1.97	191,512,774	—	0.90	to	2.30	10.01	to	8.51
12/31/2015	42,516,500	13.76	to	1.82	166,716,242	—	0.90	to	2.30	1.24	to	(0.14)
12/31/2014	41,706,081	13.60	to	1.82	141,930,797	—	0.90	to	2.30	5.29	to	3.86
TA Torray Concentrated Growth Initial Class
12/31/2018	37,336,127	2.63	to	11.19	131,167,696	0.22	0.30	to	2.80	(3.85)	to	(6.20)
12/31/2017	41,463,687	2.73	to	11.93	157,200,873	0.38	0.30	to	2.80	24.35	to	21.33
12/31/2016	45,742,580	2.20	to	2.08	141,507,483	0.48	0.30	to	2.05	6.42	to	4.60
12/31/2015	50,917,336	2.06	to	1.99	150,665,726	0.52	0.30	to	2.05	(1.87)	to	(3.55)
12/31/2014	63,395,151	2.10	to	2.06	191,072,993	0.88	0.30	to	2.05	9.67	to	7.79
TA Torray Concentrated Growth Service Class
12/31/2018	7,803,220	15.90	to	11.16	31,969,338	—	0.20	to	2.65	(4.06)	to	(6.36)
12/31/2017	9,771,712	16.57	to	11.92	40,766,360	0.15	0.20	to	2.65	23.30	to	21.21
12/31/2016	11,214,378	13.35	to	1.45	32,531,628	0.14	0.90	to	2.30	5.52	to	4.09
12/31/2015	12,966,791	12.65	to	1.39	32,981,418	0.31	0.90	to	2.30	(2.72)	to	(4.04)
12/31/2014	15,772,261	13.00	to	1.45	36,258,952	0.67	0.90	to	2.30	8.76	to	7.28
TA TS&W International Equity Initial Class
12/31/2018	42,739,151	1.54	to	9.84	73,746,197	2.44	0.30	to	2.80	(15.78)	to	(17.84)
12/31/2017	40,975,824	1.83	to	11.98	85,535,379	2.19	0.30	to	2.80	22.54	to	19.57
12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78	to	(0.95)
12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
12/31/2014	50,729,871	1.46	to	1.59	87,463,695	2.35	0.30	to	2.05	(5.47)	to	(7.09)
TA TS&W International Equity Service Class
12/31/2018	12,291,177	10.89	to	9.82	35,983,797	2.20	0.20	to	2.65	(15.87)	to	(17.89)
12/31/2017	13,819,574	12.94	to	11.96	43,576,774	2.01	0.20	to	2.65	21.56	to	19.50
12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)	to	(1.49)
12/31/2015	16,788,573	10.59	to	0.87	36,053,774	2.99	0.90	to	2.30	0.13	to	(1.23)
12/31/2014	15,903,634	10.58	to	0.88	29,124,189	2.20	0.90	to	2.30	(6.23)	to	(7.51)
TA U.S. Equity Index Service Class
12/31/2018	4,460,433	10.69	to	10.29	46,909,805	0.24	0.35	to	2.65	(5.32)	to	(7.46)
12/31/2017(1)	1,656,725	11.29	to	11.12	18,585,620	—	0.35	to	2.65	—	to	—
TA WMC US Growth Initial Class
12/31/2018	125,844,251	2.43	to	12.04	249,568,122	0.48	0.30	to	2.80	(0.09)	to	(2.53)
12/31/2017	139,553,543	2.44	to	12.35	276,903,733	0.42	0.30	to	2.80	28.81	to	25.69
12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50
12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
12/31/2014	206,111,980	1.73	to	1.29	301,151,694	0.88	0.30	to	2.30	10.77	to	8.61

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA WMC US Growth Service Class
12/31/2018	24,232,577	$18.15	to	$12.02	$113,091,417	0.28%	0.20%	to	2.65%	(0.23)%	to	(2.63)%
12/31/2017	28,142,974	18.19	to	12.34	123,555,754	0.21	0.20	to	2.65	27.71	to	25.55
12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24
12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
12/31/2014	32,953,962	13.18	to	1.21	77,258,557	0.70	0.90	to	2.30	9.84	to	8.34
Vanguard® Equity Index
12/31/2018	1,183,932	2.06	to	10.90	4,075,298	1.62	0.30	to	2.50	(4.79)	to	(6.85)
12/31/2017	813,744	2.17	to	11.70	3,788,631	1.63	0.30	to	2.50	21.29	to	20.45
12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70
12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
12/31/2014	476,937	1.59	to	1.57	948,899	1.65	0.30	to	1.00	13.17	to	12.38
Vanguard® International
12/31/2018	567,663	1.45	to	11.63	1,859,489	0.82	0.30	to	2.70	(12.88)	to	(14.93)
12/31/2017	767,522	1.66	to	13.67	2,310,758	0.93	0.30	to	2.70	42.25	to	41.26
12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87
12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
12/31/2014	390,264	1.16	to	1.06	424,932	1.53	0.30	to	1.00	(6.34)	to	(6.99)
Vanguard® Mid-Cap Index
12/31/2018	332,115	1.99	to	10.03	1,356,724	1.21	0.30	to	2.70	(9.60)	to	(11.73)
12/31/2017	389,324	2.20	to	11.36	1,395,425	1.05	0.30	to	2.70	18.72	to	17.90
12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01
12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
12/31/2014	249,421	1.70	to	1.51	427,668	0.93	0.30	to	1.00	13.25	to	12.46
Vanguard® Real Estate Index
12/31/2018	143,459	1.52	to	9.26	452,464	3.03	0.30	to	2.50	(5.64)	to	(7.67)
12/31/2017	149,622	1.61	to	10.03	459,283	2.34	0.30	to	2.50	4.46	to	3.74
12/31/2016	136,899	1.54	to	1.58	358,742	2.67	0.30	to	1.00	8.03	to	7.28
12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
12/31/2014	174,728	1.40	to	1.45	315,866	3.46	0.30	to	1.00	29.72	to	28.82
Vanguard® Short-Term Investment Grade
12/31/2018	828,787	1.36	to	9.77	3,028,267	1.75	0.30	to	2.70	0.74	to	(1.63)
12/31/2017	878,234	1.35	to	9.94	2,959,813	1.95	0.30	to	2.70	1.79	to	1.08
12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70
12/31/2015	1,147,149	1.30	to	1.04	2,902,363	1.62	0.30	to	1.00	0.82	to	0.12
12/31/2014	931,975	1.29	to	1.04	1,468,028	1.79	0.30	to	1.00	1.45	to	0.74
Vanguard® Total Bond Market Index
12/31/2018	359,496	1.48	to	9.79	2,198,323	2.35	0.30	to	2.70	(0.43)	to	(2.77)
12/31/2017	402,636	1.49	to	10.07	2,099,639	2.30	0.30	to	2.70	3.17	to	2.45
12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45
12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
12/31/2014	581,416	1.41	to	1.10	823,633	2.48	0.30	to	1.00	5.58	to	4.84
Voya Global Perspectives Class S Shares
12/31/2018	1,919	10.01	to	9.70	19,217	2.65	1.29	to	2.14	(8.66)	to	(9.44)
12/31/2017	1,791	10.96	to	10.72	19,638	2.66	1.29	to	2.14	13.25	to	12.29
12/31/2016	1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	1,633	9.20	to	9.15	15,028	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2018	95	10.56	to	10.24	1,008	1.83	1.29	to	2.14	(9.19)	to	(9.96)
12/31/2017	94	11.63	to	11.37	1,094	2.26	1.29	to	2.14	11.78	to	10.84
12/31/2016	97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Voya Strategic Allocation Conservative Class S Shares
12/31/2018	—	$10.28	to	$9.97	$—	—%	1.29%	to	2.14%	(5.49)%	to	(6.29)%
12/31/2017	—	10.88	to	10.64	—	—	1.29	to	2.14	8.77	to	7.86
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2018	—	10.41	to	10.09	—	—	1.29	to	2.14	(7.52)	to	(8.31)
12/31/2017	—	11.26	to	11.01	—	—	1.29	to	2.14	12.83	to	11.88
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2018	70,863	1.37	to	10.31	262,615	2.05	0.30	to	2.50	(17.95)	to	(19.72)
12/31/2017	108,448	1.67	to	12.85	370,644	1.23	0.30	to	2.50	32.52	to	31.86
12/31/2016	141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)
12/31/2015	160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
12/31/2014	145,508	1.29	to	1.17	232,919	1.44	0.30	to	0.80	(4.69)	to	(5.17)
Wanger USA
12/31/2018	—	2.17	to	11.02	—	—	0.30	to	2.50	(1.76)	to	(3.88)
12/31/2017	—	2.21	to	11.46	—	—	0.30	to	2.50	19.22	to	18.63
12/31/2016	67,832	1.85	to	1.82	177,312	—	0.30	to	0.80	13.35	to	12.78
12/31/2015	133,870	1.64	to	1.62	274,445	—	0.30	to	0.80	(0.91)	to	(1.40)
12/31/2014	89,393	1.65	to	1.64	204,779	—	0.30	to	0.80	4.47	to	3.95

(1)	See footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.15% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

70

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

71

F I N A N C I A L  S T A T E M E N T S  –  S T A T U T O R Y  B A S I S

A N D  S U P P L E M E N T A R Y  I N F O R M A T I O N

Transamerica Financial Life Insurance Company

Years Ended December 31, 2018, 2017 and 2016

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2018, 2017, and 2016

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory balance sheets of Transamerica Financial Life Insurance Company (the “Company”) as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606
T: (312) 298 2000, F: (312) 298 2001, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years ended December 31, 2018, 2017 and 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017 and the results of its operations and its cash flows for the years ended December 31, 2018, 2017, and 2016, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Summary of Investments - Other Than Investments in Related Parties of the Company as of December 31, 2018 and the Supplementary Insurance Information and Reinsurance of the Company as of December 31, 2018, 2017, and 2016 and for the years then ended are presented for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2019

2

Transamerica Financial Life Insurance Company

Balance Sheets - Statutory Basis

(Dollars in Thousands)

	December 31
	2018	2017

Admitted assets
Cash, cash equivalents and short-term investments	$330,590	$534,488
Bonds	5,648,863	5,939,413
Preferred stocks	4,552	4,552
Common stocks	5,046	2,889
Mortgage loans on real estate	1,480,920	1,348,257
Real estate	-	3,604
Policy loans	130,605	125,868
Securities lending reinvested collateral assets	308,971	418,193
Derivatives	106,371	84,250
Other invested assets	253,098	267,210

Total cash and invested assets	8,269,016	8,728,724

Accrued investment income	74,495	77,783
Premiums deferred and uncollected	10,995	12,391
Net deferred income tax asset	27,355	29,700
Other assets	28,841	39,606
Separate account assets	21,069,870	25,304,275

Total admitted assets	$29,480,572	$34,192,479

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,639,574	$6,767,562
Policy and contract claim reserves	41,237	40,142
Liability for deposit-type contracts	29,504	29,590
Transfers from separate accounts due or accrued	(181,916)	(201,353)
Asset valuation reserve	120,543	120,381
Interest maintenance reserve	23,034	49,953
Derivatives	64,073	64,472
Payable for collateral under securities loaned and other transactions	370,115	466,029
Borrowed money	-	204,899
Current federal income tax payable	-	15,118
Other liabilities	214,030	281,027
Separate account liabilities	21,069,868	25,304,273

Total liabilities	28,390,062	33,142,093

Total capital and surplus	1,090,510	1,050,386

Total liabilities and capital and surplus	$29,480,572	$34,192,479

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Statements of Operations - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2018	2017	2016

Revenues
Premiums and annuity considerations	$5,753,819	$5,158,586	$5,775,260
Net investment income	350,635	371,734	408,329
Fee revenue and other income	313,223	353,437	367,507

Total revenue	6,417,677	5,883,757	6,551,096

Benefits and expenses
Death benefits	69,827	69,232	73,456
Annuity benefits	107,592	108,660	121,979
Accident and health benefits	61,299	67,199	58,684
Surrender benefits	8,728,023	5,956,797	5,651,094
Other benefits	8,613	8,243	10,097
Net increase (decrease) in reserves	(127,988)	(371,102)	93,344
Commissions	146,319	150,601	164,667
Net transfers to (from) separate accounts	(2,925,304)	(452,272)	(79,281)
General insurance expenses and other	107,491	89,830	154,113

Total benefits and expenses	6,175,872	5,627,188	6,248,153

Gain (loss) from operations before federal income taxes	241,805	256,569	302,943
Federal income tax (benefit) expense	9,990	26,972	42,388

Net gain (loss) from operations	231,815	229,597	260,554
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(31,376)	(70,939)	(35,577)

Net income (loss)	$200,439	$158,658	$224,977

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2016	$2,143	$460	$150,000	$933,659	$8,653	$72,471	$1,167,386
Net income (loss)	-	-	-	-	856	224,121	224,977
Change in net unrealized capital gains (losses), net of taxes	-	-	-	-	-	(20,924)	(20,924)
Change in net deferred income tax asset	-	-	-	-	-	3,541	3,541
Change in nonadmitted assets	-	-	-	-	-	4,751	4,751
Change in asset valuation reserve	-	-	-	-	-	(7,126)	(7,126)
Change in surplus as a result of reinsurance	-	-	-	-	-	(61,046)	(61,046)
Change in surplus notes	-	-	(150,000)	-	-	-	(150,000)
Dividends to stockholders	-	-	-	-	-	(70,000)	(70,000)
Other changes - net	-	-	-	-	-	746	746

Balance at December 31, 2016	2,143	460	-	933,659	9,509	146,534	1,092,305
Net income (loss)	-	-	-	-	1,717	156,941	158,658
Change in net unrealized capital gains (losses), net of taxes	-	-	-	-	-	44,050	44,050
Change in net deferred income tax asset	-	-	-	-	-	(32,885)	(32,885)
Change in nonadmitted assets	-	-	-	-	-	13,385	13,385
Change in asset valuation reserve	-	-	-	-	-	4,317	4,317
Change in surplus as a result of reinsurance	-	-	-	-	-	(71,196)	(71,196)
Dividends to stockholders	-	-	-	-	-	(160,000)	(160,000)
Other changes - net	-	-	-	1,784	(40)	8	1,752

Balance at December 31, 2017	$2,143	$460	$-	$935,443	$11,186	$101,154	$1,050,386

Continued on next page.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2017	$2,143	$460	$-	$935,443	$11,186	$101,154	$1,050,386
Net income (loss)	-	-	-	-	(479)	200,918	200,439
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	13,389	13,389
Change in net deferred income tax asset	-	-	-	-	-	(3,459)	(3,459)
Change in nonadmitted assets	-	-	-	-	-	7,341	7,341
Change in asset valuation reserve	-	-	-	-	-	(161)	(161)
Change in surplus as a result of reinsurance	-	-	-	-	-	(20,172)	(20,172)
Return of capital	-	-	-	(56,381)	-	-	(56,381)
Dividends to stockholders	-	-	-	-	-	(103,410)	(103,410)
Other changes - net	-	(460)	-	272	74	2,652	2,538

Balance at December 31, 2018	$2,143	$-	$-	$879,334	$10,781	$198,252	$1,090,510

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2018	2017	2016

Operating activities
Premiums and annuity considerations	$5,755,088	$5,492,906	$5,778,926
Net investment income	359,398	376,164	400,563
Other income	296,360	305,144	304,792
Benefit and loss related payments	(8,962,274)	(6,221,578)	(5,921,651)
Net transfers from separate accounts	2,944,723	614,907	(89,156)
Commissions and operating expenses	(261,138)	(271,415)	(315,012)
Federal income taxes (paid) received	(23,519)	13,923	(72,571)

Net cash provided by operating activities	108,638	310,051	85,891

Investing activities
Proceeds from investments sold, matured or repaid	1,564,464	1,450,534	2,137,288
Costs of investments acquired	(1,368,882)	(1,642,388)	(1,969,870)
Net change in policy loans	(4,738)	(3,842)	(2,501)

Net cash provided by (used in) investing activities	190,844	(195,696)	164,917

Financing and miscellaneous activities
Capital and paid in surplus (returned) received	(56,569)	1,784	-
Net deposits (withdrawals) on deposit-type contracts	(4,826)	(4,319)	(8,341)
Net change in borrowed money	(204,340)	184,385	(11,475)
Net change in surplus notes	-	-	(150,000)
Net change in payable for collateral under securities lending and other transactions	(95,951)	115,782	(112,378)
Other cash (applied) provided	(38,284)	(138,414)	202,601
Dividends to stockholders	(103,410)	(160,000)	(70,000)

Net cash used in financing and miscellaneous activities	(503,380)	(782)	(149,593)

Net increase (decrease) in cash, cash equivalents and short-term investments	(203,898)	113,573	101,215

Cash, cash equivalents and short-term investments:
Beginning of year	534,488	420,915	319,700

End of year	$330,590	$534,488	$420,915

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2018	2017	2016

Significant non-cash activities during the year not included in the Statutory Statements of Cash Flow
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	$-	379,177	-

8

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December  31, 2018

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) (87.9% of shares) and minority owned by Transamerica Life Insurance Company (TLIC) (12.1% of shares). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of Aegon N.V., a holding company organized under the laws of The Netherlands. Prior to December 31, 2015, the Company was majority owned by Aegon USA, LLC (Aegon). On December 31, 2015, Aegon merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

Nature of Business

The Company sells fixed and variable life and annuity products, group life coverages, life insurance, index universal life, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses reported in changes in capital and surplus.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Real estate that the Company classifies as investment properties is measured at lower of carrying amount or fair value less cost to sell. Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by a NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Derivative Instruments

Overview: The Company uses various derivative instruments (swaps, forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of general insurance and reinsurance accounts receivable. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of amounts withheld by the Company, commissions payable, and accrued expenses.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations. Interest on these policies is reflected in other benefits.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and affiliated companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Statements of Cash Flow

Money market mutual funds and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Corrections of Errors

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective December 31, 2018, the NAIC adopted revisions to SSAP No. 21, Other Admitted Assets. Revisions incorporated accounting guidance for structured settlement income streams acquired by insurers as investments. Periodic-certain structured settlements acquired in accordance with all state and federal laws are to be reported as admitted assets. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2018, the NAIC adopted revisions to SSAP No. 100, Fair Value, which allow net asset value (NAV) per share as a practical expedient to fair value, either when specifically named in a SSAP or when specific conditions exist. These revisions are considered substantive changes as the use of NAV is a new concept being reflected within SSAP No. 100R. The revisions adopt ASU 2009-12: Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent) and ASU 2015-07: Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent). The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company has not elected to use NAV as an expedient.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Prior Period Correction

During 2018, management identified and corrected errors in the calculation of Related Party balances received and paid. Amounts received from related parties for 2017 and 2016 were understated by $8,223 and $229, respectively. Amounts paid to related parties for 2017 and 2016 were understated by $21,730 and $20,707, respectively. This is reflected in the Related Party disclosure in Note 13. The error did not affect any other footnotes or the financial statements.

Change in Accounting Principles

The Company has certain liabilities associated with financial instruments activity including securities lending collateral payable, derivative cash collateral payable, and dollar repurchase agreements. During 2018, Management determined that including these liabilities as part of Note 4 provides the user improved clarity, information, and usefulness. This change is noted as a change in accounting principle and was implemented on a prospective basis beginning in 2018.

Reclassifications

The Company reclassified certain balances within the statutory basis financial statement presentation on the balance sheets, statements of operations and statements of cash flows to better align with industry practice. All prior period amounts were reclassified to conform with the current period presentation. The Company did not change any financial statement totals reported in the prior periods as a result of reclassifications.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in investment contract liabilities.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2018 and 2017, respectively:

	December 31, 2018

	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$224,732	$224,732	$203,002	$21,730	$–	$–
Short-term notes receivable from affiliates	50,000	50,000	–	50,000	–	–
Bonds	5,711,928	5,648,863	543,674	5,057,778	110,476	–
Preferred stocks, other than affiliates	4,291	4,552	–	4,291	–	–
Common stocks, other than affiliates	1,115	1,115	–	–	1,115	–
Mortgage loans on real estate	1,475,938	1,480,920	–	–	1,475,938	–
Other invested assets	21,679	19,230	–	21,580	99	–
Derivative assets:
Interest rate swaps	79,466	79,466	–	79,466	–	–
Currency swaps	4,009	3,425	–	4,009	–	–
Credit default swaps	6,361	5,174	–	6,361	–	–
Equity swaps	15,770	15,770	–	15,770	–	–
Interest rate futures	2,368	2,368	2,368	–	–	–
Equity futures	168	168	168	–	–	–
Derivative assets total	108,142	106,371	2,536	105,606	–	–
Policy loans	130,605	130,605	–	130,605	–	–
Securities lending reinvested collateral	283,720	283,721	–	283,720	–	–
Separate account assets	21,012,397	21,063,892	17,984,612	3,027,785	–	–

Liabilities
Investment contract liabilities	4,752,848	4,701,794	–	3,494	4,749,354	–
Derivative liabilities:
Interest rate swaps	49,615	58,897	–	49,615	–	–
Currency swaps	2,391	1,545	–	2,391	–	–
Credit default swaps	(340)	2,622	–	(340)	–	–
Equity swaps	410	410	–	410	–	–
Interest rate futures	141	141	141	–	–	–
Equity futures	458	458	458	–	–	–
Derivative liabilities total	52,675	64,073	599	52,076	–	–
Dollar repurchase agreements	–	–	–	–	–	–
Payable for securities lending	308,971	308,971	–	308,971	–	–
Payable for derivative cash collateral	61,144	61,144	–	61,144	–	–
Separate account annuity liabilities	20,647,404	20,651,888	–	18,109,336	2,538,068	–

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

			December 31, 2017

	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$374,453	$374,460	$209,113	$165,340	$–	$–
Short-term notes receivable from affiliates	124,300	124,300	–	124,300	–	–
Bonds	6,346,925	5,939,413	576,950	5,655,986	113,989	–
Preferred stocks, other than affiliates	4,394	4,552	–	4,394	–	–
Mortgage loans on real estate	1,363,072	1,348,257	–	–	1,363,072	–
Other invested assets	23,302	19,441	–	23,107	195	–
Derivative assets:
Interest rate swaps	77,435	77,435	–	74,387	3,048	–
Currency swaps	632	902	–	632	–	–
Credit default swaps	9,101	5,548	–	9,101	–	–
Equity swaps	365	365	–	365	–	–
Derivative assets total	87,533	84,250	–	84,485	3,048	–
Policy loans	125,868	125,868	–	125,868	–	–
Securities lending reinvested collateral	418,186	418,193	–	418,186	–	–
Separate account assets	25,261,899	25,275,703	19,974,909	5,286,990	–	–

Liabilities
Investment contract liabilities	4,996,596	4,923,323	–	3,454	4,993,142	–
Derivative liabilities:
Interest rate swaps	44,303	45,781	–	42,619	1,684	–
Currency swaps	5,785	4,188	–	5,785	–	–
Credit default swaps	(3,130)	4,707	–	(3,130)	–	–
Equity swaps	9,795	9,795	–	9,795	–	–
Derivative liabilities total	56,753	64,472	–	55,069	1,684	–
Separate account annuity liabilities	24,819,429	24,821,405	–	20,056,852	4,762,577	–

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

	2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$3,886	$1,060	$–	$4,946

Total bonds	–	3,886	1,060	–	4,946

Common stock
Industrial and miscellaneous	–	–	1,115	–	1,115

Total common stock	–	–	1,115	–	1,115

Cash equivalents and short-term
Mutual funds	203,002	–	–	–	203,002

Total short-term investments	203,002	–	–	–	203,002

Securities lending reinvested collateral	–	–	–	–	–
Derivative assets	2,536	95,237	–	–	97,773
Separate account assets	17,984,612	448,016	–	–	18,432,628

Total assets	$18,190,150	$547,139	$ 2,175	$–	$18,739,464

Liabilities:
Derivative liabilities	$599	$48,476	$–	$–	$49,075

Total liabilities	$599	$48,476	$–	$–	$49,075

	2017
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$991	$1,302	$–	$2,293

Total bonds	–	991	1,302	–	2,293

Short-term investments
Industrial and miscellaneous	209,113	–	–	–	209,113

Total short-term investments	209,113	–	–	–	209,113

Securities lending reinvested collateral	–	395,069	–	–	395,069
Derivative assets	–	74,752	3,048	–	77,800
Separate account assets	19,974,909	506,486	–	–	20,481,395

Total assets	$20,184,022	$977,298	$4,350	$–	$21,165,670

Liabilities:
Derivative liabilities	$–	$46,236	$1,684	$–	$47,920

Total liabilities	$–	$46,236	$1,684	$–	$47,920

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 asset and liabilities. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2018 and 2017.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Bonds classified as Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Common stocks classified as Level 3 are comprised primarily of shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Cash equivalents and short-term investments classified as Level 1 are primarily money market mutual funds and are measured at fair value. For those securities with a pricing source of ‘amortized cost’; amortized cost is a proxy for fair value.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

Derivatives classified as Level 1 represent exchange-traded interest rate or equity futures contracts valued using quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2018 and 2017:

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$1,302	$1,885	$1,891	$6	$(47)
Common stock	–	–	–	–	–
Derivatives	1,364	–	–	(20,149)	(1,364)

Total	$2,666	$1,885	$1,891	$(20,143)	$(1,411)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018

Bonds
Other	$–	$–	$–	$195	$1,060
Common stock	1,115	–	–	–	1,115
Derivatives	–	–	(2,004)	(18,145)	–

Total	$1,115	$–	$(2,004)	$(17,950)	$2,175

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Beginning Balance at January 1, 2017	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$1,344	$1,448	$1,344	$–	$(98)
Derivatives	(42,341)	–	–	(22,627)	43,705

Total	$(40,997)	$1,448	$1,344	$(22,627)	$43,607

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2017

Bonds
Other	$–	$–	$–	$48	$1,302
Derivatives	–	–	–	(22,627)	1,364

Total	$–	$–	$–	$(22,579)	$2,666

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As of December 31, 2018 and 2017, the Company held no property as held for sale.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2018
Bonds
United States Government and agencies	$468,344	$66,434	$5,251	$529,527
State, municipal and other government	107,295	7,308	2,112	112,491
Hybrid securities	78,621	1,197	10,624	69,194
Industrial and miscellaneous	3,985,382	97,188	121,758	3,960,812
Mortgage and other asset-backed securities	1,009,221	41,273	10,590	1,039,904

Total bonds	5,648,863	213,400	150,335	5,711,928
Unaffiliated preferred stocks	4,552	45	306	4,291

Total	$5,653,415	$213,445	$150,641	$5,716,219

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$1,115	$–	$–	$1,115

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2017
Bonds
United States Government and agencies	$466,491	$96,663	$911	$562,243
State, municipal and other government	139,860	13,900	78	153,682
Hybrid securities	92,113	3,833	2,373	93,573
Industrial and miscellaneous	4,043,406	268,830	26,339	4,285,897
Mortgage and other asset-backed securities	1,197,543	58,138	4,151	1,251,530

Total bonds	5,939,413	441,364	33,852	6,346,925
Unaffiliated preferred stocks	4,552	171	328	4,395

	$5,943,965	$441,535	$34,180	$6,351,320

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2018, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2018

December 31:	Carrying Value	Fair Value

Due in one year or less	$373,709	$376,081
Due after one year through five years	1,703,911	1,704,375
Due after five years through ten years	901,023	881,437
Due after ten years	1,660,999	1,710,131

	4,639,642	4,672,024
Mortgage and other asset-backed securities	1,009,221	1,039,904

Total	$5,648,863	$5,711,928

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2018 and 2017 is as follows:

	2018

	Equal to or Greater than
	12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$14,262	$1,143	$72,486	$4,108
State, municipal and other government	4,121	513	24,210	1,599
Hybrid securities	14,836	3,374	42,248	7,250
Industrial and miscellaneous	369,353	46,104	1,718,951	75,654
Mortgage and other asset-backed securities	140,189	4,803	291,096	5,787

Total bonds	542,761	55,937	2,148,991	94,398

Preferred stocks-unaffiliated	1,800	224	1,200	82

Total	$544,561	$56,161	$2,150,191	$94,480

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	2017

	Equal to or Greater than 12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$22,698	$870	$2,751	$41
State, municipal and other government	121	3	20,297	74
Hybrid securities	34,062	2,373	–	–
Industrial and miscellaneous	315,518	18,010	241,316	8,329
Mortgage and other asset-backed securities	74,913	2,933	259,640	1,219

Total bonds	447,312	24,189	524,004	9,663

Preferred stocks-unaffiliated	2,978	328	–	–

	$450,290	$24,517	$524,004	$9,663

There were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2018 and 2017.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2018, 2017 and 2016 the Company recognized OTTI of $485, $57 and $895, respectively.

The following loan-backed and structured securities were held at December 31, 2018, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported

14984WAA8	$3,481	$3,357	$124	$3,357	$3,060	3/31/2018
52522QAM4	7,058	6,965	93	6,965	6,848	3/31/2018
65536PAA8	117	115	2	115	88	3/31/2018
81744FFD4	83	52	31	52	13	3/31/2018
126380AA2	1,049	1,049	–	1,049	1,094	3/31/2018
65536PAA8	113	91	22	91	85	6/30/2018
81744FFD4	52	7	45	7	10	6/30/2018
81744FFD4	7	1	6	1	3	12/31/2018
22944BCX4	7,195	7,033	162	7,033	6,379	12/31/2018

			$485

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2018 and 2017 is as follows:

	2018		2017
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$4,803	$6,066	$2,932	$1,617
The aggregate related fair value of securities with unrealized losses	$140,189	295,276	74,913	267,521

At December 31, 2018 and 2017, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 138 and 99 securities with a carrying amount of $600,722 and $474,808 and an unrealized loss of $56,160 and $24,517 with an average price of 90.7 and 94.8 (fair value/amortized cost). Of this portfolio, 83.0% and 88.5% were investment grade with associated unrealized losses of $38,408 and $17,590, respectively.

At December 31, 2018 and 2017, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 643 and 129 securities with a carrying amount of $2,244,673 and $533,667 and an unrealized loss of $94,480 and $9,663 with an average price of 95.8 and 98.2 (fair value/amortized cost). Of this portfolio, 85.1% and 83.0% were investment grade with associated unrealized losses of $68,171 and $5,905, respectively.

At December 31, 2018 and 2017, respectively, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2018 and 2017, respectively, there were no common stocks that have been in a continuous loss position for less than twelve months.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following structured notes were held at December 31, 2018 and 2017:

December 31, 2018
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)

912810QV3	$39,979	$41,096	$44,858	NO
912810RA8	49,933	58,000	56,000	NO
912810RL4	24,893	26,713	26,967	NO
912810RR1	1,925	1,778	2,011	NO
44965TAA5	1,462	1,194	1,464	NO
44965UAA2	750	714	752	NO

Total	$118,942	$129,495	$132,052

December 31, 2017
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)

44965TAA5	$1,462	$1,497	$1,463	NO
44965UAA2	750	883	751	NO
912810QV3	39,979	44,535	43,742	NO
912810RA8	49,933	63,077	54,283	NO
912810RL4	24,893	29,246	26,213	NO
912810RR1	1,925	1,953	1,966	NO

Total	$118,942	$141,191	$128,418

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value
December 31, 2018
Bond, amortized cost	3	$7,782	$8,181
Loan-backed and structured securities, amortized cost	1	2,398	2,398

Total	4	$10,180	$10,579

December 31, 2017
Bond, amortized cost	2	$7,504	$7,918

Total	2	$7,504	$7,918

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2018 and 2017, the Company sold, redeemed or otherwise disposed of 64 and 50 securities as a result of a callable feature which generated investment income of $4,910 and $7,266 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2018	2017	2016

Proceeds	$1,047,071	$1,397,425	$1,682,509

Gross realized gains	$2,342	$44,204	$26,490
Gross realized losses	(26,053)	(6,295)	(15,183)

Net realized capital gains (losses)	$(23,711)	$37,909	$11,307

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2018, 2017 and 2016 of $1,038, $2,840, and $8,093 respectively.

At December 31, 2018 and 2017, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2018, 2017 and 2016.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2018 and 2017 was as follows:

December 31, 2018
	Farm	Commercial	Total

AAA - AA	$–	$742,293	$742,293
A	10,000	675,425	685,425
BBB	–	49,256	49,256
BB	–	3,946	3,946

	$10,000	$1,470,920	$1,480,920

December 31, 2017
	Farm	Commercial	Total

AAA - AA	$–	$589,372	$589,372
A	10,457	645,129	655,586
BBB	–	99,316	99,316
BB	–	3,983	3,983

	$10,457	$1,337,800	$1,348,257

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2018 and 2017, respectively, the Company issued mortgage loans with a maximum interest rate of 5.54% and 5.92%, and a minimum interest rate of 4.02% and 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2018 at the time of origination or acquisitions was 74%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2017 at the time of origination was 77%. During 2018 and 2017, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2018 and 2017 the Company issued no farm mortgage loans.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2018 and 2017.

Commercial
		Farm	Insured	All Other	Total

December 31, 2018
Recorded Investment (All)
(a)	Current	$10,000	$–	$1,470,920	$1,480,920
(b)	30-59 Days Past Due	–	–	–	–
(c)	60-89 Days Past Due	–	–	–	–
(d)	90-179 Days Past Due	–	–	–	–
(e)	180+ Days Past Due	–	–	–	–

Participant or Co-lender in Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$590,536	$600,536

Commercial
		Farm	Insured	All Other	Total

December 31, 2017
Recorded Investment (All)
(a)	Current	$10,457	$–	$1,337,800	$1,348,257
(b)	30-59 Days Past Due	–	–	–	–
(c)	60-89 Days Past Due	–	–	–	–
(d)	90-179 Days Past Due	–	–	–	–
(e)	180+ Days Past Due	–	–	–	–

Participant or Co-lender in Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$522,543	$532,543

The Company did not have any impaired loans at December 31, 2018 or 2017. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2018 or 2017. There were no mortgage loans subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2018 and 2017. During 2016, one mortgage loan in the amount of $3,600 was foreclosed and transferred to real estate. At December 31, 2018 and 2017, the Company held a mortgage loan loss reserve in the AVR of $14,587 and $13,028, respectively.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution

	December 31			December 31
	2018	2017		2018	2017

South Atlantic	26%	24%	Apartment	53%	53%
Pacific	24	24	Retail	16	14
Middle Atlantic	12	12	Industrial	14	14
Mountain	10	11	Office	10	12
W. South Central	8	8	Other	3	3
E. North Central	8	8	Medical	3	3
W. North Central	7	9	Agricultural	1	1
E. South Central	4	4
New England	1	–

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

An impairment loss of $2,426 was taken on a property during the third quarter of 2018 to write the book value down to the current fair value. This impairment loss was included in net realized capital gains (losses) within the summary of operations. There were no impairment losses in 2017 or 2016.

The Company subsequently disposed of the property during the fourth quarter of 2018, resulting in a realized losses of $1,205. No properties were disposed of during 2017 or 2016.

Other Invested Assets

During 2018 and 2017, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships. During 2016, the Company recognized an impairment of $10,869 related to a private equity fund because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

Tax Credits

At December 31, 2018, the Company had ownership interest in ten LIHTC investments. The remaining years of unexpired tax credits ranged from six to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2023 is $149,810. LIHTC tax credits recognized in 2018 was $16,993, and other LIHTC tax benefits recognized in 2018 was $5,163. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2017, the Company had ownership interest in eleven LIHTC investments. The remaining years of unexpired tax credits ranged from seven to twelve and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from two to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2018 to 2023 is $196,409. LIHTC tax credits recognized in 2017 was $8,851, and other LIHTC tax benefits recognized in 2017 was $6,172. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2018	2017

Fair value - positive	$110,369	$91,228
Fair value - negative	(54,903)	(60,447)

For the years ended December 31, 2018, 2017 and 2016, the Company recorded unrealized gains (losses) of $48,698, $29,880 and ($11,706), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2018, 2017 or 2016 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Summary of realized gains (losses) by derivative type for year-end December 31, is as follows:

	2018	2017	2016

Swaps:
Interest rate	$(25,855)	$(15,334)	$30,336
Credit	(1,240)	–	861
Total return	(6,871)	(70,474)	(26,807)

Total swaps	$(33,966)	$(85,808)	$4,390

Futures - net positions	(3,690)	13,675	(20,669)
Lehman settlements	47	104	108

Total realized gains (losses)	$(37,609)	$(72,029)	$(16,171)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	2018	2017	2016

Replicated assets	$577,649	$528,629	$644,760
Credit default	6,700	12,231	9,105

Capital gains (losses) to credit swap transactions (which are primary replication transactions), as of December 31, is as follows:

	2018	2017	2016

Capital gains (losses)	$(1,240)	$–	$861

As stated in Note 1, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2018 and 2017:

			2018

Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$1,849	$121,465	2.5
Credit default swaps referencing indices		–	–	–

Subtotal		1,849	121,465	2.5

BBB	2
Single name credit default swaps (3)		4,555	272,440	2.9
Credit default swaps referencing indices		811	99,000	3.5

Subtotal		5,366	371,440	3.0

BB	3
Single name credit default swaps (3)		(28)	13,050	1.2
Credit default swaps referencing indices		–	–	–

Subtotal		(28)	13,050	1.2

B	4
Single name credit default swaps (3)		(487)	2,500	3.5
Credit default swaps referencing indices		–	–	–

Subtotal		(487)	2,500	3.5

CCC and lower	5
Single name credit default swaps (3)		–	–	–
Credit default swaps referencing indices		–	–	–

Subtotal		–	–	–

In or near default	6
Single name credit default swaps (3)		–	–	–
Credit default swaps referencing indices		–	–	–

Subtotal		–	–	–

Total		$6,700	$508,455	2.9

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		2017

Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$10,774	$365,315	3.3
Credit default swaps referencing indices		1,352	65,000	3.9

Subtotal		12,126	430,315	3.4

BBB	2
Single name credit default swaps (3)		104	7,000	2.6
Credit default swaps referencing indices		–	–

Subtotal		104	7,000	2.6

BB	3
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

B	4
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

CCC and lower	5
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

In or near default	6
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

Total		$12,230	$437,315	3.4

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2018 and 2017, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value

	2018	2017	2018	2017

Derivative assets:
Credit default swaps	$271,000	$197,560	$6,361	$9,101
Currency swaps	46,958	10,508	4,009	632
Equity futures	–	1	168	–
Equity swaps	259,244	15,108	15,770	365
Interest rate futures	4	1	2,368	–
Interest rate swaps	1,735,499	1,954,250	79,466	77,435
Derivative liabilities:
Credit default swaps	237,455	239,755	(340)	(3,130)
Currency swaps	31,607	50,927	2,391	5,785
Equity futures	–	–	458	–
Equity swaps	4,229	395,063	410	9,795
Interest rate futures	–	–	141	–
Interest rate swaps	1,463,319	1,596,069	49,615	44,303

*	Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2018 and 2017, respectively:

	Gross Restricted (Admitted & Nonadmitted)
			2018

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$319,246	$–	$–	$–	$319,246
Subject to dollar repurchase agreements	–	–	–	–	–
FHLB capital stock	1,115	–	–	–	1,115
On deposit with states	2,910	–	–	–	2,910
Pledged as collateral not captured in other categories	59,054	–	–	–	59,054

Total Restricted Assets	$382,325	$–	$–	$–	$382,325

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2017)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$417,915	$(98,669)	$–	$319,246	1.08%	1.08%
Subject to dollar repurchase agreements	203,456	(203,456)	–	–	0.00%	0.00%
FHLB capital stock	–	1,115	–	1,115	0.00%	0.00%
On deposit with states	2,672	238	–	2,910	0.01%	0.01%
Pledged as collateral not captured in other categories	37,841	21,213	–	59,054	0.20%	0.20%

Total Restricted Assets	$661,884	$(279,559)	$–	$382,325	1.30%	1.30%

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table shows the pledged or restricted assets in other categories as of December 31, 2018 and 2017, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2018
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$59,054	$–	$–	$–	$59,054

Total	$59,054	$–	$–	$–	$59,054

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2017)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$37,841	$21,213	$–	20.00%	0.00%

Total	$37,841	$21,213	$–	20.00%	0.00%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2018 and 2017:

December 31, 2018
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$60,144	$60,143	0.71%	0.72%
Securities lending collateral assets	308,971	308,970	3.66	3.67
Other	1,000	1,000	0.01	0.01

Total	$370,115	$370,113	4.38%	4.40%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$370,115	5.06%

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

December 31, 2017
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$252,176	$252,176	2.82%	2.84%
Securities lending collateral assets	418,193	418,186	4.68	4.71

Total	$670,369	$670,362	7.50%	7.55%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$670,928	8.56%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2018	2017	2016

Income:
Bonds	$272,981	$289,465	$321,213
Preferred stocks	243	200	148
Mortgage loans on real estate	58,296	56,300	47,305
Policy loans	7,631	6,910	7,319
Cash, cash equivalents and short-term investments	5,267	4,581	2,412
Derivatives	23,075	22,232	21,572
Other invested assets	(5,079)	4,140	12,836

Gross investment income	362,414	383,828	412,805
Less: investment expenses	19,356	23,021	17,277

Net investment income before amortization of IMR	343,058	360,807	395,528
Amortization of IMR	7,577	10,927	12,802

Net investment income	$350,635	$371,734	$408,329

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

		Realized
	Year Ended December 31
	2018	2017	2016

Bonds	$(24,749)	$35,069	$3,214
Common stocks	–	(63)	32
Mortgage loans on real estate	(54)	968	(698)
Real estate	(3,631)	–	–
Cash, cash equivalents and short-term investments	(18)	(12)	9
Derivatives	(37,656)	(72,133)	(16,280)
Other invested assets	8,386	6,744	(12,505)

Change in realized capital gains (losses), before taxes	(57,722)	(29,427)	(26,228)
Federal income tax effect	7,004	(13,315)	(2,833)
Transfer from (to) interest maintenance reserve	19,342	(28,197)	(6,516)

Net realized capital gains (losses) on investments	$(31,376)	$(70,939)	$(35,577)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2018	2017	2016

Bonds	$(3,714)	$7,788	$4,433
Common stocks	–	–	10
Affiliated entities	634	(182)	136
Cash equivalents and short-term investments	14	(11)	(9)
Derivatives	20,814	33,650	(30,961)
Other invested assets	(4,918)	5,015	10,833

Change in unrealized capital gains (losses), before taxes	12,830	46,260	(15,558)
Taxes on unrealized capital gains (losses)	559	(2,210)	(5,366)

Change in unrealized capital gains (losses), net of tax	$13,389	$44,050	$(20,924)

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2018 and 2017 were as follows:

	2018		2017

	Gross	Net of Loading	Gross	Net of Loading

Life and annuity:
Ordinary first-year business	$116	$20	$168	$25
Ordinary renewal business	4,710	3,898	4,943	4,054
Group life direct business	235	170	282	203
Credit direct business	20	20	17	17

	$5,081	$4,108	$5,410	$4,299

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit funds and policy claims at December 31, 2018 and 2017 were as follows:

	Year Ended December 31
	2018	2017

Life insurance reserves	$1,195,740	$1,091,646
Annuity reserves and supplementary contracts with life contingencies	5,236,604	5,466,545
Accident and health reserves (including long term care)	207,230	209,371

Total policy reserves	$6,639,574	6,767,562

Deposit funds	29,504	29,590
Policy claims	41,237	40,142

Total policy reserves, deposit funds and claim liabilities	$6,710,315	$6,837,294

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2018 and 2017, the Company had insurance in force aggregating $6,838,334 and $4,547,476, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $1,856,580 and $216,675 to cover these deficiencies as of December 31, 2018 and 2017, respectively.

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Valuation Manual section 21 (VM-21), Requirements for Principle-Based Reserves for Variable Annuities, which replaced Actuarial Guideline XLIII (AG 43) effective January 1, 2017. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA).

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

To determine the CTE amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in VM-21 for determining the SSA.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2018
2018	$-	$63,281	$37,443	25,838
2017 and prior	33,072	(4,909)	22,325	5,838

	33,072	$58,372	$59,768	31,676

Active life reserve	$196,199			$196,895

Total accident and health reserves	$229,271			$228,571

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2017
2017	$-	$65,783	$38,984	$26,799
2016 and prior	37,843	(1,796)	29,774	6,273

	37,843	$63,987	$68,758	33,072

Active life reserve	$137,085			$196,199

Total accident and health reserves	$174,928			$229,271

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s unpaid claims reserve was decreased by $4,909 and $1,796 for the years ended December 31, 2018 and 2017, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2018 and 2017 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $647 and $629, respectively. The Company incurred $556 and paid $538 of claim adjustment expenses during 2018, of which $248 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $338 and paid $456 of claim adjustment expenses during 2017, of which $125 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2018.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2018

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$688,335	$76,009	$–	$764,344	3%
At book value less surrender charge of 5% or more	787,440	31,986	–	819,426	3
At fair value	21,022	380,808	16,964,928	17,366,758	67

Total with adjustment or at fair value	1,496,797	488,803	16,964,928	18,950,528	73
At book value without adjustment (minimal or no charge or adjustment)	3,091,233	44,431	–	3,135,664	12
Not subject to discretionary withdrawal provision	660,739	2,034,396	1,119,330	3,814,465	15

Total annuity reserves and deposit liabilities	5,248,769	2,567,630	18,084,258	25,900,657	100%

Less reinsurance ceded	356	–	–	356

Net annuity reserves and deposit liabilities	$5,248,413	$2,567,630	$18,084,258	$25,900,301

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2017

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$706,614	$80,616	$–	$787,230	2%
At book value less surrender charge of 5% or more	812,459	33,559	–	846,018	3
At fair value	23,452	366,460	18,903,140	19,293,052	64

Total with adjustment or at fair value	1,542,525	480,635	18,903,140	20,926,300	69
At book value without adjustment (minimal or no charge or adjustment	3,281,614	46,613	–	3,328,227	11
Not subject to discretionary withdrawal provision	654,059	4,188,761	1,202,256	6,045,076	20

Total annuity reserves and deposit liabilities	5,478,198	4,716,009	20,105,396	30,299,603	100%

Less reinsurance ceded	1,063	–	–	1,063

Net annuity reserves and deposit liabilities	$5,477,135	$4,716,009	$20,105,396	$30,298,540

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2018	$811,589	$3,720,484	$4,532,073

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$–	$18,313,645	$18,313,645
Amortized cost	2,567,630	–	2,567,630

Total as of December 31, 2018	$2,567,630	$18,313,645	$20,881,275

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With MV adjustment	$76,009	$–	$76,009
At book value without fair value adjustment and with current surrender charge of 5% or more	31,986	–	31,986
At fair value	380,808	17,194,315	17,575,123
At book value without fair value adjustment and with current surrender charge of less than 5%	44,431	–	44,431

Subtotal	533,234	17,194,315	17,727,549
Not subject to discretionary withdrawal	2,034,396	1,119,330	3,153,726

Total separate account reserves at December 31, 2018	$2,567,630	$18,313,645	$20,881,275

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2017	$1,110,527	$3,367,720	$4,478,247

Reserves for separate accounts as of December 31, 2017 with assets at:
Fair value	$–	$20,362,611	$20,362,611
Amortized cost	4,716,009	–	4,716,009

Total as of December 31, 2017	$4,716,009	$20,362,611	$25,078,620

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With MV adjustment	$80,616	$–	$80,616
At book value without fair value adjustment and with current surrender charge of 5% or more	33,559	–	33,559
At fair value	366,460	19,160,356	19,526,816
At book value without fair value adjustment and with current surrender charge of less than 5%	46,613	–	46,613

Subtotal	527,248	19,160,356	19,687,604
Not subject to discretionary withdrawal	4,188,761	1,202,255	5,391,016

Total separate account reserves at December 31, 2017	$4,716,009	$20,362,611	$25,078,620

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2016	$1,396,422	$3,296,786	$4,693,208

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$–	$17,329,112	$17,329,112
Amortized cost	5,546,624	–	5,546,624

Total as of December 31, 2016	$5,546,624	$17,329,112	$22,875,736

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal:	$87,114	$–	$87,114
At book value without fair value adjustment and with current surrender charge of 5% or more	35,845	–	35,845
At fair value	366,825	16,062,554	16,429,379
At book value without fair value adjustment and with current surrender charge of less than 5%	49,768	–	49,768

Subtotal	539,552	16,062,554	16,602,106
Not subject to discretionary withdrawal	5,007,072	1,266,558	6,273,630

Total separate account reserves at December 31, 2016	$5,546,624	$17,329,112	$22,875,736

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2018	2017	2016

Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,533,285	$4,478,824	$4,693,348
Transfers from separate accounts	(7,472,749)	(4,941,012)	(4,789,961)

Net transfers to separate accounts	(2,939,464)	(462,188)	(96,613)
Miscellaneous reconciling adjustments	14,160	9,916	17,332

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(2,925,304)	$(452,272)	$(79,281)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from the general account claims at December 31, 2018 and 2017 are attributed to the following products:

	2018	2017

Variable life	$234,854	$263,452
Variable annuities	4,486,780	4,895,012
Group annuities	10,821,405	12,104,424
Registered Market value separate accounts	669,531	785,378
Non Registered Market value separate accounts	778,969	918,799
Par annuities	1,440,469	1,537,838
Registered Market value Annuity Product - SPL	2,032	1,998
Book value separate accounts	2,609,935	4,769,953

Total separate account assets	$21,043,975	$25,276,854

At December 31, 2018 and 2017, the Company held separate account assets not legally insulated from the general account in the amount of $25,895 and $27,421, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $50,888, $48,314, $46,668, $42,677, and $40,314 to the general account in 2018, 2017, 2016, 2015, and 2014, respectively. During the years ended December 31, 2018, 2017, 2016, 2015, and 2014 the general account of the Company had paid $615, $1,009, $1,627, $1,671, and $530 respectively, toward separate account guarantees.

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2018 and 2017, the Company reported guaranteed separate account assets at amortized cost in the amount of $2,609,935 and $4,769,953, respectively, based upon the prescribed practice by the State of New York as described in Note 2. These assets had a fair value of $2,558,199 and $4,755,155 at December 31, 2018 and 2017, respectively, which would have resulted in an unrealized (loss) of ($51,735) and ($14,798), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2018	2017	2016

Direct premiums	$5,770,058	$5,504,653	$5,786,774
Reinsurance assumed - non affiliates	446,450	520,633	529,283
Reinsurance assumed - affiliates	18	34	50
Reinsurance ceded - non affiliates	(300,323)	(668,328)	(341,356)
Reinsurance ceded - affiliates	(162,384)	(198,406)	(199,490)

Net premiums earned	$5,753,819	$5,158,585	$5,775,260

The Company received reinsurance recoveries in the amounts of $390,435, $491,641 and $430,476 during 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $209,583 and $124,183, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2018 and 2017 of $4,117,520 and $2,534,611, respectively, of which $1,830,363 and $1,527,241 were ceded to affiliates.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI) to Wilton Re. As a result of the mutual concessions between the parties, the Company paid Wilton Re $599. In addition, the Company released a reinsurance receivable in the amount of $23 related to the initial proposed NSS used for closing. The net pretax impact to capital and surplus of these adjustments was $576.

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and BOLI/COLI. Under the terms of the Master Agreement, the Company entered into a 90% coinsurance reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $386,087 which included a ceding commission of $26,368, and released policy and deposit-type reserves of $315,651. As a part of the transaction, the Company realized net gains on the assets that were transferred of $39,030. The IMR deferral of the transaction was $25,813. The IMR liability was simultaneously released along with historical deferrals associated with the blocks of business in the amount of $29,374, resulting in a pretax loss of $27,845, which has been included in the statement of operations.

During 2018, 2017 and 2016, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $31,034 ($20,172 after tax), $109,532 ($71,196 after tax) and $93,916 ($61,046 after tax), respectively.

9. Income Taxes

The components of the net deferred tax asset/(liability) at December 31 are as follows:

	December 31, 2018
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$81,661	$10,046	$91,707
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	81,661	10,046	91,707
Deferred Tax Assets Nonadmitted	30,871	–	30,871

Subtotal (Net Deferred Tax Assets)	50,790	10,046	60,836
Deferred Tax Liabilities	24,060	9,421	33,481

Net Admitted Deferred Tax Assets	$26,730	$625	$27,355

	December 31, 2017
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$84,559	$9,994	$94,553
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	84,559	9,994	94,553
Deferred Tax Assets Nonadmitted	31,427	–	31,427

Subtotal (Net Deferred Tax Assets)	53,132	9,994	63,126
Deferred Tax Liabilities	23,132	10,294	33,426

Net Admitted Deferred Tax Assets	$30,000	$(300)	$29,700

	Ordinary	Change Capital	Total

Gross Deferred Tax Assets	$(2,898)	$52	$(2,846)
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	(2,898)	52	(2,846)
Deferred Tax Assets Nonadmitted	(556)	–	(556)

Subtotal (Net Deferred Tax Assets)	(2,342)	52	(2,290)
Deferred Tax Liabilities	928	(873)	55

Net Admitted Deferred Tax Assets	$(3,270)	$925	$(2,345)

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2018	2017	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$45,500	$47,942	$(2,442)
Investments	1,355	1,199	156
Deferred acquisition costs	18,825	16,192	2,633
Compensation and benefits accrual	832	1,070	(238)
Receivables - nonadmitted	1,199	3,322	(2,123)
Assumption Reinsurance	721	1,231	(510)
Policyholder Reserve Transitional Amount	11,173	11,976	(803)
Other (including items <5% of ordinary tax assets)	2,056	1,627	429

Subtotal	81,661	84,559	(2,898)

Nonadmitted	30,871	31,427	(556)

Admitted ordinary deferred tax assets	50,790	53,132	(2,342)
Capital
Investments	10,046	9,994	52

Subtotal	10,046	9,994	52

Admitted capital deferred tax assets	10,046	9,994	52

Admitted deferred tax assets	$60,836	$63,126	$(2,290)

	Year Ended December 31
	2018	2017	Change

Deferred Tax Liabilities:
Ordinary
Investments	$432	$686	$(254)
Policyholder reserves	4,750	3,465	1,285
Reinsurance Ceded	4,323	5,025	(702)
Policyholder Reserve Transitional Amount	14,555	13,956	599

Subtotal	24,060	23,132	928

Capital
Investments	9,421	10,294	(873)

Subtotal	9,421	10,294	(873)

Deferred tax liabilities	33,481	33,426	55

Net deferred tax assets/liabilities	$27,355	$29,700	$(2,345)

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97) became law reducing the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $39,281, excluding $1,470 of net deferred tax asset reduction on unrealized gains/(losses) in the 2017 financial statements.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

As a result of the TCJA, the Company’s tax reserve deductible temporary difference increased by $18,403. This change results in an offsetting ($18,403) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The tax reserve deductible temporary difference increased $8,977 from the estimate disclosed in the 2017 financials due to model refinements during 2018 to implement the TCJA provisions.

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2018 or 2017.

As discussed in Note 1, for the years ended December 31, 2018 and 2017 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2018
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$4,122	$4,122
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		23,234	–	23,234
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,234	–	23,234
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	159,473
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		27,556	5,924	33,480

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$50,790	$10,046	$60,836

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

			December 31, 2017
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$6,594	$6,594
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		23,106	–	23,106
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,106	–	23,106
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	153,103
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		30,026	3,400	33,426

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$53,132	$9,994	$63,126

			Ordinary	Change Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$(2,472)	$(2,472)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		128	–	128
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	128	–	128
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	6,370
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		(2,470)	2,524	54

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(2,342)	$52	$(2,290)

	December 31
	2018	2017	Change

Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1191%	1255%	-64%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$1,063,153	$1,020,686	$42,467

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The impact of tax planning strategies at December 31, 2018 and 2017 was as follows:

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	17%	32%	19%

	December 31, 2017
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	15%	31%	18%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2018	2017	Change

Current Income Tax

Federal	$9,990	$26,972	$(16,982)

Subtotal	9,990	26,972	(16,982)

Federal income tax on net capital gains	(7,004)	13,315	(20,319)

Federal and foreign income taxes incurred	$2,986	$40,287	$(37,301)

	Year Ended December 31
	2017	2016	Change

Current Income Tax

Federal	$26,972	$42,387	$(15,415)

Subtotal	26,972	42,387	(15,415)

Federal income tax on net capital gains	13,315	2,834	10,481

Federal and foreign income taxes incurred	$40,287	$45,221	$(4,934)

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2018	2017	2016

Current income taxes incurred	$2,986	$40,287	$45,221
Change in deferred income taxes (without tax on unrealized gains and losses)	3,459	32,885	(3,541)

Total income tax reported	$6,445	$73,172	$41,680

Income before taxes	$184,083	$227,142	$276,716
	21.00%	35.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$38,657	$79,500	$96,851
Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(4,789)	(7,859)	(8,345)
Tax credits	(18,371)	(9,455)	(2,925)
Tax adjustment for IMR	(4,606)	(17,533)	(8,174)
Surplus adjustment for in-force ceded	(4,236)	(24,919)	(21,366)
Nondeductible expenses	182	37	35
Deferred tax benefit on other items in surplus	5,377	13,681	(7,243)
Dividends from certain foreign corporations	150	189	137
Prior year tax return adjustment	(5,285)	721	(2,049)
Partnership Permanent Adjustment	(475)	(592)	(470)
Change in tax rates	–	39,281	–
Audit Adjustment - Permanent	–	–	(4,972)
Other	(159)	121	201

Total income tax reported	$6,445	$73,172	$41,680

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the IRS. A tax return has not been filed for 2018.

As of December 31, 2018 and 2017, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

The Company incurred income taxes of $0, $13,188, and $0 during 2018, 2017, and 2016, respectively, which will be available for recoupment in the event of future net capital losses.

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

	December 31,
	2018	2017

Unrecognized tax benefits, opening balance	$1,745	$1,673
Additions for - tax positions of prior years	472	72

Unrecognized tax benefits, ending balance	$2,217	$1,745

The Company does not expect that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense (benefit) related to income taxes for the years ending in December 31, 2018, 2017, and 2016 is ($227), $433, and ($36), respectively. The total interest payable balance as of December 31, 2018 and 2017 is $447 and $674, respectively. The Company recorded no liability for penalties.

The Company modified its calculation of dividends that are eligible for dividends received deduction in 2016. This resulted in recording a permanent tax benefit of $4,770 in the Company’s 2016 financial statement for years 2011-2015. This was treated as a change in estimate.

The Company’s federal income tax returns have been examined by the IRS and an examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

Prior to the redemption in 2018 and at December 31, 2017, the Company had 45,981 shares of 6% non-voting, cumulative preferred stock outstanding with a par value of $10. On December 13, 2018, the Company redeemed 45,981 shares of preferred stock at par of $460 plus additional contributed capital in the amount of $56,381 for a total of $56,841, paid to its shareholders; TA Corp received $49,679 and TLIC received $7,162. At December 31, 2018 and 2017, TA Corp owned 0 and 40,415 shares and TLIC owned 0 and 5,566 shares.

At December 31, 2018 and 2017, the Company had 17,142 common shares authorized, issued and outstanding with a par value of $125 per share. TA Corp owns 15,067 shares and TLIC owns 2,075 shares.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2019, without prior approval of insurance regulatory authorities, is $109,051.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

On December 13, 2018 the Company paid its Parent companies, TLIC and TA Corp, preferred stock dividends of $430 and $2,981, respectively. On June 29, 2018 the Company paid ordinary common stock dividends of $12,105 to TLIC and $87,895 to TA Corp.

On December 21 and June 28, 2017 the Company paid ordinary common stock dividends of $9,075 and $10,289 to TLIC and $65,897 and $74,711 to TA Corp, respectively. On December 21, 2017 the Company paid preferred stock dividends of $3 to TLIC and $24 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2018, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from TA Corp in exchange for surplus notes due 20 years from the date of the issuance at an interest rate of 6.25%. The notes are subordinate and junior in the right of payment to all obligations and liabilities of the Company. On December 22, 2016, the Company repaid TA Corp the principal and accrued interest of $9,167. The Company received approval from the Superintendent of Insurance of the NYDFS prior to issuance and repayment of the surplus notes as well as prior to making annual interest payments.

The Company held special surplus funds in the amount of $10,781 and $11,186, as of December 31, 2018 and 2017, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

11. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2018 and 2017, respectively, securities with a fair value of $308,907 and $399,971 were on loan under securities lending agreements. At December 31, 2018, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $308,970 and $418,186 at December 31, 2018 and 2017, respectively.

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2018	2017

Open	$319,246	$417,915
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	319,246	417,915

Securities received	–	–

Total collateral received	$319,246	$417,915

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2018		2017
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value

Open	$15,000	$15,000	$97,375	$97,375
30 days or less	96,925	96,925	125,477	125,477
31 to 60 days	69,374	69,374	48,801	48,801
61 to 90 days	32,836	32,836	61,803	61,803
91 to 120 days	46,560	46,560	23,435	23,435
121 to 180 days	40,177	40,177	38,179	38,179
181 to 365 days	–	–	–	–
1 to 2 years	874	874	4,234	4,234
2 to 3 years	2,039	2,039	13,272	13,266
Greater than 3 years	5,186	5,185	5,617	5,616

Total	308,971	308,970	418,193	418,186

Securities received	–	–	–	–

Total collateral reinvested	$308,971	$308,970	$418,193	$418,186

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Collateral for securities lending transactions that extend beyond one year from the report date are as follows.

Description of collateral	2018	2017
ABS AUTOS	$2,913	$12,688
ABS CREDIT CARDS	5,186	10,437

Total collateral extending beyond one year of the reporting date	$8,099	$23,125

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $309,659 (fair value of $308,970) that are currently tradable securities that could be sold and used to pay for the $319,246 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $762, $703, and $714 was allocated to the Company for the years ended December 31, 2018, 2017 and 2016, respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP 102, Pensions. Pension expenses were $1,490, $1,554 and $1,414 for the years ended December 31, 2018, 2017 and 2016, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $320, $374 and $257 for the years end December 31, 2018, 2017 and 2016, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2018, 2017 and 2016 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $44,781, $62,077 and $52,154, during 2018, 2017 and 2016, respectively. The amount paid as a result of being party to these agreements was $96,867, $104,502 and $103,294 during 2018, 2017 and 2016, respectively.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $9,820, $10,367 and $9,203 for these services during 2018, 2017 and 2016, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $4,169, $3,484 and $5,196 for the years ended December 31, 2018, 2017 and 2016, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2018, 2017 and 2016, the Company paid (received) net interest of $156, $60 and $47, respectively, to (from) affiliates. At December 31, 2018 and 2017, the Company reported a net amount of $2,645 and $3,002 receivable from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2018, the Company had short-term intercompany notes receivable of $50,000 as shown below. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate

Transamerica Corporation	50,000	8/16/2019	1.97%

At December 2017, the Company had short-term intercompany notes receivables of $124,300.

The Company utilizes the look-through approach in valuing its investment in the following five entities.

Real Estate Alternatives Portfolio 2, LLC	$2,103
Real Estate Alternatives Portfolio 4 HR, LLC	5,517
Aegon Multi-Family Equity Fund, LLC	17,350
Natural Resources Alternatives Portfolio I, LLC	5,663
Zero Beta Fund, LLC	141,376

$172,009

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the disclosures for all SCA investments, except 8bi entities, balance sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8Bi entities) as of December 31, 2018:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$3,932	$3,932	$–
	–	–	–	–
	–	–	–	–
	–	–	–	–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$3,932	$3,932	$–

SSAP No. 97 8b(iv) Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$3,932	$3,932	$–

Aggregate Total	XXX	$3,932	$3,932	$–

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

SCA Entity	Type of NAIC Filing *	Date of Filing to the NAIC		NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8a Entities	–	–	$	–	–	–	–

SSAP No. 97 8b(ii) Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(ii) Entities	–	–	$	–	–	–	–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$	2,889	Y	N	I
				–	–	–	–
				–	–	–	–
				–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(iii) Entities	–	–	$	2,889	–	–	–

SSAP No. 97 8b(iv) Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(iv) Entities	–	–	$	–	–	–	–

Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$	2,889	–	–	–

Aggregate Total	–	–	$	2,889	–	–	–

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of MGA/TPA	FEIN#	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums

The Vanguard Group, Inc. 100 Vanguard Blvd	23-1945930	No	Deferred and Income Annuities	C, B, P, U	$60,163
Malvem, PA 19355

C -        Claims Payment

B -        Binding Authority

P -        Premium Collection

U -        Underwriting

For years ended December 31, 2018, 2017 and 2016, the Company had $60,163, $50,268 and $35,397, respectively, of direct premiums written by The Vanguard Group, Inc.

For years ended December 31, 2018, 2017 and 2016 the Company had $0, $0 and $0, respectively, of direct premiums written by Affinion Group.

15. Commitments and Contingencies

At December 31, 2018 and 2017, the Company has mortgage loan commitments of $33,752 and $21,261, respectively.

The Company has contingent commitments of $169,294 and $212,642, at December 31, 2018 and 2017, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies. There are $149,810 and $196,409 in LIHTC commitments as of December 31, 2018 and 2017, respectively.

Private placement commitments outstanding as of December 31, 2018 and 2017 were $22,936 and $17,893, respectively.

At December 31, 2018 and 2017, securities in the amount of $2,387 and $0, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheet as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of New York. The Company is not in an active borrowing position, therefore, collateral pledged and borrowings are not applicable for this Company. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB.

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2018 and 2017, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2018	2017

Activity Stock	1,115	–

Total	$1,115	$–

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $77 and $115 at December 31, 2018 and 2017, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $60 and $80 at December 31, 2018 and 2017, respectively. The guaranty fund expense (benefit) was ($254), ($3,412) and ($315) for the years ended December 31, 2018, 2017 and 2016, respectively.

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2018 and 2017, the Company had dollar repurchase agreements outstanding in the amount of $0 and $203,456, respectively. The Company had an outstanding liability for borrowed money in the amount $0 and $204,899 at December 31, 2018 and 2017, respectively due to participation in dollar repurchase agreements which includes accrued interest.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2018	2017

Open	$–	$204,340
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	–	204,340
Securities received	–	–

Total collateral received	$–	$204,340

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2018 and 2017 there were no securities sold and reacquired within 30 days of the sale date.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2018 through April 23, 2019.

72

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2018 Attachment to Note 9
Entity Name	FEIN
Transamerica Corporation	42-1484983
Aegon Asset Management Services Inc	39-1884868
Aegon Direct Marketing Services Inc	42-1470697
Aegon Financial Services Group Inc	41-1479568
Aegon Institutional Markets Inc	61-1085329
Aegon Management Company	35-1113520
Aegon USA Real Estate Services Inc	61-1098396
Aegon USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Southwest Equity General Company	86-0455577
Stonebridge Benefit Services Inc	75-2548428

73

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2018 Attachment to Note 9
Entity Name	FEIN
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Transamerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Asset Management (fka Transamerica Fund Advisors)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204

74

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2018 Attachment to Note 9
Entity Name	FEIN
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

75

Statutory-Basis

Financial Statement Schedule

76

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2018

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$461,151	$533,370	$472,212
States, municipalities and political subdivisions	30,758	32,621	30,758
Foreign governments	95,844	99,466	95,844
Hybrid securities	111,973	101,741	111,973
All other corporate bonds	4,940,423	4,944,741	4,938,086
Preferred stocks	4,552	4,290	4,552

Total fixed maturities	5,644,701	5,716,229	5,653,425

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,115	1,115	1,115

Total equity securities	1,115	1,115	1,115

Mortgage loans on real estate	1,480,920		1,480,920
Real estate	–		–
Policy loans	130,605		130,605
Other long-term investments	36,467		36,467
Receivable for securities	61		61
Securities lending	308,971		308,971
Cash, cash equivalents and short-term investments	280,590		280,590

Total investments	$7,883,430		$7,892,154

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)

United States government, state, municipal and political, hybrid and corporate bonds of $4,946 are held at fair value rather than amortized cost due to having an NAIC 6 rating. No preferred stock securities are held at fair value of $0 due to having an NAIC 6 rating.

77

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2018
Individual life	$1,144,735	$–	$17,698	$165,615	$47,990	$189,660	$63,239
Individual health	72,413	3,921	12,785	45,825	3,709	12,540	18,262
Group life and health	197,548	2,352	9,745	77,157	8,559	58,907	20,799
Annuity	5,218,604	–	1,009	5,465,222	238,546	8,586,259	(2,773,794)
Other	–	–	–	–	51,831	–	–

	$6,633,300	$6,273	$41,237	$5,753,819	$350,635	$8,847,366	$(2,671,494)

Year ended December 31, 2017
Individual life	$1,045,834	$–	$18,135	$(1,299)	$47,944	$18,776	$57,492
Individual health	85,754	4,305	10,860	49,066	3,206	72,440	14,485
Group life and health	181,571	2,554	10,627	79,899	8,035	63,981	31,511
Annuity	5,447,545	–	519	5,030,921	259,675	5,683,831	(315,328)
Other	–	–	–	–	52,874	–	–

	$6,760,704	$6,859	$40,141	$5,158,587	$371,734	$5,839,028	$(211,840)

Year ended December 31, 2016
Individual life	$1,118,498	$–	$18,281	157,318	$53,602	$182,963	$75,668
Individual health	43,800	5,321	11,729	62,058	3,431	19,448	17,692
Group life and health	162,148	2,811	11,317	80,133	8,554	55,385	32,104
Annuity	5,806,086	–	686	5,475,752	293,132	5,750,859	114,033
Other	–	–	–	–	49,610	–	–

	$7,130,532	$8,132	$42,013	$5,775,261	$408,330	$6,008,655	$239,497

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

78

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2018
Life insurance in force	$25,896,718	$142,547,888	$139,964,032	$23,312,862	600%

Premiums:
Individual life	$182,304	$456,379	$439,690	$165,615	265%
Individual health	45,880	90	35	45,825	0%
Group life and health	81,286	5,253	1,124	77,157	1%
Annuity	5,460,588	985	5,619	5,465,222	0%

	$5,770,058	$462,707	$446,468	$5,753,819	8%

Year ended December 31, 2017
Life insurance in force	$25,419,746	$154,374,478	$151,926,555	$22,971,822	661%

Premiums:
Individual life	$179,651	$694,892	$513,942	$(1,299)	-39579%
Individual health	49,240	194	20	49,065	0%
Group life and health	81,890	3,073	1,081	79,898	1%
Annuity	5,193,872	168,576	5,624	5,030,920	0%

	$5,504,653	$866,735	$520,667	$5,158,584	10%

Year ended December 31, 2016
Life insurance in force	$25,466,212	$172,845,130	$170,252,105	$22,873,187	744%

Premiums:
Individual life	$172,726	$536,674	$521,267	$157,319	331%
Individual health	62,606	604	56	62,058	0%
Group life and health	81,420	3,235	1,948	80,133	2%
Annuity	5,470,023	333	6,062	5,475,752	0%

	$5,786,775	$540,846	$529,333	$5,775,262	9%

79

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2018 and 2017

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2018 and 2017

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BNY indicated in the table below as of December 31, 2018, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Separate Account VA BNY as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA Jennison Growth Service Class (1)
AB Growth and Income Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Core Bond Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Levin Large Cap Value Service Class (4)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Madison Diversified Income Service Class (3)
Franklin Income Class 2 Shares (1)	TA Managed Risk - Balanced ETF Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Managed Risk - Conservative ETF Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Market Participation Strategy Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA Multi-Managed Balanced Initial Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA Multi-Managed Balanced Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Tactical - Growth Service Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Total Return Initial Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA PIMCO Total Return Service Class (1)
TA 60/40 Allocation Service Class (4)	TA PineBridge Inflation Opportunities Service Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA Aegon High Yield Bond Service Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA American Funds Managed Risk - Balanced Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Barrow Hanley Dividend Focused Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA BlackRock Equity Smart Beta 100 Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA BlackRock Global Allocation Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	TA Torray Concentrated Growth Service Class (1)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	TA TS&W International Equity Initial Class (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	TA TS&W International Equity Service Class (1)
TA BlackRock Global Real Estate Securities Service Class (1)	TA U.S. Equity Index Service Class (2)
TA BlackRock Government Money Market Initial Class (1)	TA WMC US Growth Initial Class (1)
TA BlackRock Government Money Market Service Class (1)	TA WMC US Growth Service Class (1)
TA BlackRock Smart Beta 40 Initial Class (1)	Vanguard® Equity Index (1)
TA BlackRock Smart Beta 40 Service Class (1)	Vanguard® International (1)
TA BlackRock Smart Beta 50 Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Smart Beta 75 Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Tactical Allocation Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA Greystone International Growth Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA Greystone International Growth Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA International Equity Index Service Class (2)	Voya Large Cap Value Class S Shares (1)
TA Janus Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA Janus Mid-Cap Growth Initial Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Janus Mid-Cap Growth Service Class (1)	Wanger International (1)
TA Jennison Growth Initial Class (1)	Wanger USA (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2018 and 2017
(2)	Statements of operations and changes in net assets for the year ended December 31, 2018 and the period May 1, 2017 (commencement of operations) through December 31, 2017
(3)	Statements of operations and changes in net assets for the year ended December 31, 2018 and for the period June 1, 2017 (commencement of operations) through December 31, 2017
(4)	Statements of operations and changes in net assets for the period May 1, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Separate Account VA BNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Separate Account VA BNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account VA BNY since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	495,442.173	$5,537,608	$4,944,513	$2	$4,944,515	1,591,557	$1.760260	$12.896548
AB Growth and Income Class B Shares	824,761.605	24,653,208	22,548,982	57	22,549,039	5,713,960	1.687432	15.984684
AB Large Cap Growth Class B Shares	7,748.770	304,424	378,992	(4)	378,988	139,295	1.912958	12.943866
American Funds - Asset Allocation Class 2 Shares	2,575,115.270	56,367,637	54,283,430	(46)	54,283,384	11,287,218	1.751249	14.104327
American Funds - Bond Class 2 Shares	1,499,863.987	16,229,656	15,508,594	(56)	15,508,538	4,465,231	1.058937	10.416853
American Funds - Growth Class 2 Shares	625,568.179	45,359,321	43,464,477	—	43,464,477	4,840,041	2.322874	18.673674
American Funds - Growth-Income Class 2 Shares	658,358.858	31,179,823	29,560,313	35	29,560,348	3,300,529	2.129396	17.441126
American Funds - International Class 2 Shares	1,620,350.765	32,214,322	28,518,173	(4)	28,518,169	11,793,828	1.172283	12.084199
Fidelity® VIP Balanced Service Class 2	1,631,572.766	27,679,223	26,708,846	57	26,708,903	8,189,669	1.538388	14.329332
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	15.850096	16.167637
Fidelity® VIP Contrafund® Service Class 2	1,186,371.867	39,392,977	37,145,303	28	37,145,331	5,600,447	1.712032	15.861317
Fidelity® VIP Equity-Income Service Class 2	25,322.294	519,556	502,648	(8)	502,640	271,212	1.498744	9.940484
Fidelity® VIP Growth Service Class 2	14,658.299	689,011	907,495	18	907,513	362,404	1.884158	12.923702
Fidelity® VIP Growth Opportunities Service Class 2	65.118	1,406	2,439	4	2,443	1,194	1.989726	2.683174
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	14.351336	14.638890
Fidelity® VIP Mid Cap Service Class 2	697,937.023	23,344,606	20,393,720	8	20,393,728	2,778,518	1.669164	14.360697
Fidelity® VIP Value Strategies Initial Class	1,997.770	27,216	22,195	—	22,195	1,730	12.574775	12.826749
Fidelity® VIP Value Strategies Service Class 2	768,072.859	10,801,998	8,610,097	(14)	8,610,083	1,554,410	1.537369	12.584945
Franklin Founding Funds Allocation Class 4 Shares	356,390.061	2,612,270	2,302,280	(8)	2,302,272	1,241,190	1.775229	9.771990
Franklin Income Class 2 Shares	174,873.741	2,623,340	2,577,639	2	2,577,641	1,855,382	1.284770	10.227613
Franklin Mutual Shares Class 2 Shares	29,365.888	525,791	510,966	11	510,977	400,640	1.156333	9.531432
Franklin Templeton Foreign Class 2 Shares	92,623.050	1,279,716	1,180,018	1	1,180,019	1,262,245	0.871001	9.621912
Invesco V.I. American Franchise Series II Shares	3,314.844	138,583	181,985	7	181,992	104,763	1.627968	11.731074
Janus Henderson - Enterprise Service Shares	4,698.293	235,742	295,945	9	295,954	81,729	1.456605	12.120450
Janus Henderson - Global Research Service Shares	6,456.170	193,374	297,952	(5)	297,947	197,738	0.985941	11.369868
Janus Henderson - Mid Cap Value Service Shares	153.547	2,318	2,091	(2)	2,089	934	2.176384	2.303815
JPMorgan Insurance Trust Core Bond Class 1 Shares	40,653.633	461,954	433,368	(7)	433,361	342,219	1.205412	9.911141
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	15,565.600	94,751	158,146	(1)	158,145	52,138	2.847620	9.411529
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	361.744	5,122	7,633	4	7,637	2,503	2.891900	9.529591
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,942.235	53,933	78,352	4	78,356	24,936	2.956681	10.763058
MFS® New Discovery Service Class	93,045.958	1,503,839	1,480,361	(8)	1,480,353	535,587	2.355579	11.964018
MFS® Total Return Service Class	43,807.699	900,601	936,609	(12)	936,597	540,759	1.432064	10.246623
State Street Total Return V.I.S. Class 3 Shares	347,766.332	6,214,561	4,872,206	7	4,872,213	1,413,838	1.337391	12.378541
TA 60/40 Allocation Service Class	62,819.727	616,216	586,108	(1)	586,107	61,235	9.519685	9.635446
TA Aegon High Yield Bond Initial Class	18,206.078	146,155	132,358	2	132,360	50,377	1.392193	11.884116
TA Aegon High Yield Bond Service Class	865,033.634	6,873,978	6,383,948	4	6,383,952	1,879,618	1.598686	11.577174
TA Aegon U.S. Government Securities Initial Class	24,984.517	298,663	261,088	(3)	261,085	132,172	1.150669	1.975339
TA Aegon U.S. Government Securities Service Class	5,461,080.030	60,052,950	58,925,054	(58)	58,924,996	13,408,309	1.038355	10.095593
TA American Funds Managed Risk - Balanced Service Class	5,436,209.529	57,594,892	56,971,476	(64)	56,971,412	5,415,173	10.207827	10.922991
TA Barrow Hanley Dividend Focused Initial Class	135,815.768	2,177,690	3,017,826	21	3,017,847	1,230,584	1.355296	14.661576
TA Barrow Hanley Dividend Focused Service Class	902,456.707	19,798,228	20,061,613	5	20,061,618	5,558,372	1.427533	14.278097
TA BlackRock Equity Smart Beta 100 Service Class	1,681,019.434	19,340,077	20,189,043	(1)	20,189,042	1,675,426	11.044727	12.260897

See accompanying notes

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Global Allocation Service Class	4,509,849.850	$61,296,024	$60,747,677	$126	$60,747,803	21,778,327	$1.179789	$11.659560
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	1,318,322.103	12,488,265	11,878,082	21	11,878,103	1,255,834	9.193437	10.120537
TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,030,124.932	9,594,188	9,178,413	(9)	9,178,404	977,690	9.133758	10.300793
TA BlackRock Global Real Estate Securities Initial Class	1,766.680	24,400	19,080	(4)	19,076	7,607	1.308032	10.288234
TA BlackRock Global Real Estate Securities Service Class	422,031.416	5,519,265	4,790,057	(4)	4,790,053	1,321,327	1.101825	10.022700
TA BlackRock Government Money Market Initial Class	232,247.560	232,248	232,248	3	232,251	176,536	0.799257	1.315600
TA BlackRock Government Money Market Service Class	20,467,094.188	20,467,093	20,467,094	(89)	20,467,005	7,842,179	0.787553	9.935122
TA BlackRock Smart Beta 40 Initial Class	6,220.851	53,114	59,782	1	59,783	35,527	1.367149	1.759919
TA BlackRock Smart Beta 40 Service Class	2,074,803.858	19,350,241	19,793,629	(11)	19,793,618	6,257,613	1.049983	11.241851
TA BlackRock Smart Beta 50 Service Class	1,212,579.370	13,289,293	13,386,876	—	13,386,876	1,227,760	10.462262	11.199527
TA BlackRock Smart Beta 75 Service Class	1,245,041.515	14,223,830	14,317,977	4	14,317,981	1,258,007	10.750547	11.631476
TA BlackRock Tactical Allocation Service Class	6,518,563.816	100,157,301	94,975,475	188	94,975,663	27,351,633	1.167769	12.282920
TA Greystone International Growth Initial Class	10,863.306	91,745	87,015	(3)	87,012	63,800	1.275974	10.880507
TA Greystone International Growth Service Class	872,855.196	7,894,480	6,860,642	(24)	6,860,618	1,767,291	1.093853	10.602231
TA International Equity Index Service Class	138,092.964	1,511,942	1,313,264	—	1,313,264	140,608	9.152662	9.507218
TA Janus Balanced Service Class	5,855,881.362	80,408,933	85,847,221	(109)	85,847,112	16,302,543	1.336990	14.230449
TA Janus Mid-Cap Growth Initial Class	2,108.889	72,509	64,490	(1)	64,489	8,193	1.590107	14.394008
TA Janus Mid-Cap Growth Service Class	449,798.459	14,559,740	13,165,601	18	13,165,619	3,554,951	1.788539	14.023390
TA Jennison Growth Initial Class	178,749.321	1,711,355	1,707,056	(6)	1,707,050	723,816	2.152855	20.199487
TA Jennison Growth Service Class	2,487,030.625	24,066,750	22,433,016	18	22,433,034	4,346,169	2.318366	19.662782
TA JPMorgan Asset Allocation - Conservative Initial Class	—	—	—	—	—	—	1.481589	1.883054
TA JPMorgan Asset Allocation - Conservative Service Class	6,273,455.664	65,730,716	61,919,007	(137)	61,918,870	20,318,517	1.158836	11.619572
TA JPMorgan Asset Allocation - Growth Initial Class	2,956.844	30,706	33,117	1	33,118	16,941	1.729782	2.310455
TA JPMorgan Asset Allocation - Growth Service Class	614,318.827	7,145,966	6,812,796	3	6,812,799	1,762,178	1.300173	13.435297
TA JPMorgan Asset Allocation - Moderate Initial Class	57,542.196	632,681	644,473	(2)	644,471	340,781	1.626352	2.095006
TA JPMorgan Asset Allocation - Moderate Service Class	25,485,166.864	293,103,318	281,356,242	(138)	281,356,104	82,307,295	1.311983	12.230554
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	35,322.878	403,107	410,452	(2)	410,450	206,539	1.709156	2.235342
TA JPMorgan Asset Allocation - Moderate Growth Service Class	15,224,675.528	181,042,613	174,322,535	198	174,322,733	47,913,709	1.222563	12.860131
TA JPMorgan Core Bond Service Class	2,252,310.655	31,134,428	30,158,440	(46)	30,158,394	10,258,351	1.036567	10.564413
TA JPMorgan Enhanced Index Initial Class	33,077.473	549,873	638,395	2	638,397	194,650	1.939695	16.757698
TA JPMorgan Enhanced Index Service Class	275,157.599	5,408,195	5,294,032	(4)	5,294,028	632,391	1.877007	16.332702
TA JPMorgan International Moderate Growth Service Class	4,466,192.795	43,787,823	41,937,550	28	41,937,578	16,339,209	0.988577	10.998467
TA JPMorgan Mid Cap Value Service Class	1,016,935.521	17,764,927	14,420,146	(14)	14,420,132	1,822,059	1.824570	14.611786
TA JPMorgan Tactical Allocation Service Class	5,320,323.521	78,449,951	78,049,146	(4)	78,049,142	17,897,044	1.136165	11.560331
TA Legg Mason Dynamic Allocation - Balanced Service Class	6,922,768.914	81,604,055	80,719,486	57	80,719,543	16,297,233	1.029068	11.478069
TA Legg Mason Dynamic Allocation - Growth Service Class	4,281,059.244	52,657,902	52,742,650	(129)	52,742,521	11,137,528	1.133286	11.887788
TA Levin Large Cap Value Service Class	10,534.065	109,135	95,017	—	95,017	10,583	8.925723	9.034294
TA Madison Diversified Income Service Class	155,803.026	1,997,932	1,953,770	—	1,953,770	174,620	1.261049	12.078177
TA Managed Risk - Balanced ETF Service Class	36,325,319.520	418,408,550	422,463,466	10	422,463,476	101,640,810	1.048131	11.961469
TA Managed Risk - Conservative ETF Service Class	6,508,881.187	77,876,812	77,976,397	41	77,976,438	26,627,431	1.092831	11.784266
TA Managed Risk - Growth ETF Service Class	32,390,386.064	327,482,351	329,410,226	(71)	329,410,155	93,132,624	1.183931	12.523347
TA Market Participation Strategy Service Class	2,578,452.377	30,322,744	30,245,246	12	30,245,258	6,796,055	1.180802	12.631035

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Morgan Stanley Capital Growth Initial Class	5,808.490	$96,590	$94,098	$(5)	$94,093	27,889	$2.866701	$4.058557
TA Morgan Stanley Capital Growth Service Class	473,616.588	7,896,163	7,435,780	(1)	7,435,779	618,397	2.606372	23.236711
TA Multi-Managed Balanced Initial Class	2,145.215	28,653	29,711	(9)	29,702	12,065	2.177822	2.553517
TA Multi-Managed Balanced Service Class	9,217,533.631	125,676,464	124,897,581	(15)	124,897,566	16,784,488	1.587378	13.967042
TA Multi-Manager Alternative Strategies Service Class	31,484.186	313,715	298,470	(1)	298,469	31,168	9.260336	9.958207
TA PIMCO Tactical - Balanced Service Class	3,071,634.348	35,755,425	32,006,430	(18)	32,006,412	9,336,422	1.014634	11.924940
TA PIMCO Tactical - Conservative Service Class	1,961,474.043	22,423,433	20,340,486	(1)	20,340,485	5,429,191	0.999672	11.772561
TA PIMCO Tactical - Growth Service Class	3,268,101.193	37,216,238	33,203,908	(6)	33,203,902	6,847,294	1.011147	12.195813
TA PIMCO Total Return Initial Class	29,585.140	340,400	328,987	3	328,990	201,903	1.351052	1.670210
TA PIMCO Total Return Service Class	6,427,578.908	73,410,933	70,767,644	81	70,767,725	26,993,438	1.056741	10.455457
TA PineBridge Inflation Opportunities Service Class	1,524,272.818	15,702,226	15,136,029	3	15,136,032	7,443,170	0.945063	9.983244
TA ProFunds UltraBear Service Class (OAM)	3,059,444.052	1,551,900	1,499,128	(178)	1,498,950	35,358,102	0.040633	7.239557
TA QS Investors Active Asset Allocation - Conservative Service Class	2,041,419.095	21,697,855	21,945,255	(12)	21,945,243	7,176,393	1.036517	11.337919
TA QS Investors Active Asset Allocation - Moderate Service Class	7,317,170.682	82,801,161	83,488,917	21	83,488,938	22,998,302	1.083393	11.564795
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	4,338,706.132	48,771,509	48,723,670	41	48,723,711	12,229,813	1.081554	11.858383
TA Small/Mid Cap Value Initial Class	162,211.243	3,118,098	2,775,434	6	2,775,440	287,183	1.789612	15.228130
TA Small/Mid Cap Value Service Class	667,165.604	13,397,613	11,101,636	38	11,101,674	3,210,853	1.943196	14.838649
TA T. Rowe Price Small Cap Initial Class	21,883.479	300,765	301,773	(2)	301,771	67,882	2.010977	17.503036
TA T. Rowe Price Small Cap Service Class	2,320,563.582	31,431,393	30,144,121	(47)	30,144,074	4,826,212	2.528474	17.057948
TA Torray Concentrated Growth Initial Class	75,290.710	1,363,319	1,505,061	3	1,505,064	222,852	1.935072	16.333261
TA Torray Concentrated Growth Service Class	128,042.198	2,427,833	2,621,024	18	2,621,042	690,701	1.902336	15.898769
TA TS&W International Equity Initial Class	50,882.412	607,321	605,501	8	605,509	282,345	1.319786	11.178390
TA TS&W International Equity Service Class	241,560.690	3,092,641	2,850,416	(1)	2,850,415	689,255	0.942847	10.890790
TA U.S. Equity Index Service Class	531,139.697	6,206,900	5,693,818	—	5,693,818	542,868	10.293712	10.692325
TA WMC US Growth Initial Class	99,255.202	2,507,140	2,665,995	30	2,666,025	1,524,500	1.690797	18.632019
TA WMC US Growth Service Class	770,688.482	19,528,169	20,207,452	30	20,207,482	4,196,509	1.712858	18.149148
Vanguard® Equity Index	24,128.493	821,713	917,607	(1)	917,606	54,305	16.706810	17.041499
Vanguard® International	23,867.043	501,624	552,283	—	552,283	41,630	13.113096	13.375837
Vanguard® Mid-Cap Index	—	—	—	—	—	—	15.089600	15.391944
Vanguard® Real Estate Index	—	—	—	—	—	—	12.079592	12.321583
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.321357	10.528192
Vanguard® Total Bond Market Index	30,865.106	378,612	356,183	—	356,183	34,255	10.280820	10.486855
Voya Global Perspectives Class S Shares	—	—	—	—	—	—	9.704836	10.215774
Voya Large Cap Value Class S Shares	—	—	—	—	—	—	9.997865	10.562198
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.967053	10.282988
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	10.091410	10.411335
Wanger International	—	—	—	—	—	—	10.941932	11.161192
Wanger USA	—	—	—	—	—	—	16.425881	16.754977

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of December 31, 2016:	$4,215,929	$17,846,053	$447,199	$45,745,822	$15,744,768

Investment Income:
Reinvested Dividends	77,350	317,653	—	797,327	314,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,166	329,234	6,488	886,048	270,600

Net Investment Income (Loss)	6,184	(11,581)	(6,488)	(88,721)	44,172
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,204	2,200,489	27,942	2,395,643	238,825
Realized Gain (Loss) on Investments	(78,884)	1,013,514	65,393	1,063,687	(53,792)

Net Realized Capital Gains (Losses) on Investments	(43,680)	3,214,003	93,335	3,459,330	185,033
Net Change in Unrealized Appreciation (Depreciation)	593,114	436,009	38,629	3,426,613	78,466

Net Gain (Loss) on Investment	549,434	3,650,012	131,964	6,885,943	263,499
Net Increase (Decrease) in Net Assets Resulting from Operations	555,618	3,638,431	125,476	6,797,222	307,671

Increase (Decrease) in Net Assets from Contract Transactions	(58,868)	3,843,365	(127,220)	1,679,686	434,088

Total Increase (Decrease) in Net Assets	496,750	7,481,796	(1,744)	8,476,908	741,759

Net Assets as of December 31, 2017:	$4,712,679	$25,327,849	$445,455	$54,222,730	$16,486,527

Investment Income:
Reinvested Dividends	84,866	190,319	—	979,042	381,919
Investment Expense:
Mortality and Expense Risk and Administrative Charges	80,867	372,147	6,083	917,312	268,293

Net Investment Income (Loss)	3,999	(181,828)	(6,083)	61,730	113,626
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	379,799	2,893,036	51,116	2,280,167	22,541
Realized Gain (Loss) on Investments	(54,752)	783,886	65,071	1,724,304	(159,664)

Net Realized Capital Gains (Losses) on Investments	325,047	3,676,922	116,187	4,004,471	(137,123)
Net Change in Unrealized Appreciation (Depreciation)	(753,760)	(5,248,328)	(98,999)	(7,878,698)	(373,910)

Net Gain (Loss) on Investment	(428,713)	(1,571,406)	17,188	(3,874,227)	(511,033)
Net Increase (Decrease) in Net Assets Resulting from Operations	(424,714)	(1,753,234)	11,105	(3,812,497)	(397,407)

Increase (Decrease) in Net Assets from Contract Transactions	656,550	(1,025,576)	(77,572)	3,873,151	(580,582)

Total Increase (Decrease) in Net Assets	231,836	(2,778,810)	(66,467)	60,654	(977,989)

Net Assets as of December 31, 2018:	$4,944,515	$22,549,039	$378,988	$54,283,384	$15,508,538

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount
Net Assets as of December 31, 2016:	$30,774,870	$24,020,712	$11,475,849	$21,131,382	$—

Investment Income:
Reinvested Dividends	203,557	412,661	200,993	299,000	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	703,586	517,786	273,666	331,368	—

Net Investment Income (Loss)	(500,029)	(105,125)	(72,673)	(32,368)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,776,190	1,847,262	178,985	597,072	—
Realized Gain (Loss) on Investments	(16,298)	(128,952)	(41,276)	327,841	—

Net Realized Capital Gains (Losses) on Investments	3,759,892	1,718,310	137,709	924,913	—
Net Change in Unrealized Appreciation (Depreciation)	5,502,253	3,573,385	3,745,343	2,222,661	—

Net Gain (Loss) on Investment	9,262,145	5,291,695	3,883,052	3,147,574	—
Net Increase (Decrease) in Net Assets Resulting from Operations	8,762,116	5,186,570	3,810,379	3,115,206	—

Increase (Decrease) in Net Assets from Contract Transactions	4,249,734	2,499,950	2,133,188	245,571	—

Total Increase (Decrease) in Net Assets	13,011,850	7,686,520	5,943,567	3,360,777	—

Net Assets as of December 31, 2017:	$43,786,720	$31,707,232	$17,419,416	$24,492,159	$—

Investment Income:
Reinvested Dividends	214,820	455,028	520,971	361,168	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	844,766	531,638	417,448	372,196	—

Net Investment Income (Loss)	(629,946)	(76,610)	103,523	(11,028)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,661,468	1,994,012	847,593	1,287,747	—
Realized Gain (Loss) on Investments	1,498,128	882,708	121,259	573,253	—

Net Realized Capital Gains (Losses) on Investments	6,159,596	2,876,720	968,852	1,861,000	—
Net Change in Unrealized Appreciation (Depreciation)	(6,779,314)	(4,022,359)	(5,968,544)	(3,641,031)	—

Net Gain (Loss) on Investment	(619,718)	(1,145,639)	(4,999,692)	(1,780,031)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,249,664)	(1,222,249)	(4,896,169)	(1,791,059)	—

Increase (Decrease) in Net Assets from Contract Transactions	927,421	(924,635)	15,994,922	4,007,803	—

Total Increase (Decrease) in Net Assets	(322,243)	(2,146,884)	11,098,753	2,216,744	—

Net Assets as of December 31, 2018:	$43,464,477	$29,560,348	$28,518,169	$26,708,903	$—

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity - Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of December 31, 2016:	$34,500,882	$849,441	$785,155	$1,792	$—

Investment Income:
Reinvested Dividends	323,913	11,452	747	2	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	599,538	11,510	13,117	28	—

Net Investment Income (Loss)	(275,625)	(58)	(12,370)	(26)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,141,962	17,492	65,130	259	—
Realized Gain (Loss) on Investments	474,170	24,506	21,289	40	—

Net Realized Capital Gains (Losses) on Investments	2,616,132	41,998	86,419	299	—
Net Change in Unrealized Appreciation (Depreciation)	4,877,510	41,493	180,747	287	—

Net Gain (Loss) on Investment	7,493,642	83,491	267,166	586	—
Net Increase (Decrease) in Net Assets Resulting from Operations	7,218,017	83,433	254,796	560	—

Increase (Decrease) in Net Assets from Contract Transactions	3,239,224	(171,094)	(36,872)	(63)	—

Total Increase (Decrease) in Net Assets	10,457,241	(87,661)	217,924	497	—

Net Assets as of December 31, 2017:	$44,958,123	$761,780	$1,003,079	$2,289	$—

Investment Income:
Reinvested Dividends	194,833	11,958	425	2	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	656,860	9,534	14,959	35	—

Net Investment Income (Loss)	(462,027)	2,424	(14,534)	(33)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,963,223	34,596	147,043	135	—
Realized Gain (Loss) on Investments	248,190	31,075	62,060	61	—

Net Realized Capital Gains (Losses) on Investments	4,211,413	65,671	209,103	196	—
Net Change in Unrealized Appreciation (Depreciation)	(7,187,985)	(122,221)	(203,388)	73	—

Net Gain (Loss) on Investment	(2,976,572)	(56,550)	5,715	269	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,438,599)	(54,126)	(8,819)	236	—

Increase (Decrease) in Net Assets from Contract Transactions	(4,374,193)	(205,014)	(86,747)	(82)	—

Total Increase (Decrease) in Net Assets	(7,812,792)	(259,140)	(95,566)	154	—

Net Assets as of December 31, 2018:	$37,145,331	$502,640	$907,513	$2,443	$—

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount
Net Assets as of December 31, 2016:	$27,980,216	$22,793	$10,823,952	$3,694,259	$3,477,568

Investment Income:
Reinvested Dividends	161,732	376	148,284	91,039	145,905
Investment Expense:
Mortality and Expense Risk and Administrative Charges	488,302	161	184,178	57,928	50,188

Net Investment Income (Loss)	(326,570)	215	(35,894)	33,111	95,717
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,416,297	5,824	2,749,644	146,001	—
Realized Gain (Loss) on Investments	(70,738)	5	(50,199)	(2,626)	33,707

Net Realized Capital Gains (Losses) on Investments	1,345,559	5,829	2,699,445	143,375	33,707
Net Change in Unrealized Appreciation (Depreciation)	4,557,615	(1,807)	(775,254)	169,229	138,534

Net Gain (Loss) on Investment	5,903,174	4,022	1,924,191	312,604	172,241
Net Increase (Decrease) in Net Assets Resulting from Operations	5,576,604	4,237	1,888,297	345,715	267,958

Increase (Decrease) in Net Assets from Contract Transactions	2,823,094	(5)	124,336	(655,029)	(427,348)

Total Increase (Decrease) in Net Assets	8,399,698	4,232	2,012,633	(309,314)	(159,390)

Net Assets as of December 31, 2017:	$36,379,914	$27,025	$12,836,585	$3,384,945	$3,318,178

Investment Income:
Reinvested Dividends	117,070	256	79,421	90,070	148,761
Investment Expense:
Mortality and Expense Risk and Administrative Charges	474,371	171	169,353	48,850	44,514

Net Investment Income (Loss)	(357,301)	85	(89,932)	41,220	104,247
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,138,834	1,183	517,444	73,713	—
Realized Gain (Loss) on Investments	810,380	(4)	(551,402)	(33,039)	46,068

Net Realized Capital Gains (Losses) on Investments	3,949,214	1,179	(33,958)	40,674	46,068
Net Change in Unrealized Appreciation (Depreciation)	(7,390,890)	(6,090)	(1,971,653)	(378,166)	(307,450)

Net Gain (Loss) on Investment	(3,441,676)	(4,911)	(2,005,611)	(337,492)	(261,382)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,798,977)	(4,826)	(2,095,543)	(296,272)	(157,135)

Increase (Decrease) in Net Assets from Contract Transactions	(12,187,209)	(4)	(2,130,959)	(786,401)	(583,402)

Total Increase (Decrease) in Net Assets	(15,986,186)	(4,830)	(4,226,502)	(1,082,673)	(740,537)

Net Assets as of December 31, 2018:	$20,393,728	$22,195	$8,610,083	$2,302,272	$2,577,641

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount
Net Assets as of December 31, 2016:	$775,627	$1,683,083	$183,985	$290,893	$395,561

Investment Income:
Reinvested Dividends	16,688	45,383	—	1,734	2,908
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,378	25,252	2,943	4,492	6,482

Net Investment Income (Loss)	5,310	20,131	(2,943)	(2,758)	(3,574)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,264	—	15,351	20,163	—
Realized Gain (Loss) on Investments	28,162	19,719	12,154	4,628	43,068

Net Realized Capital Gains (Losses) on Investments	58,426	19,719	27,505	24,791	43,068
Net Change in Unrealized Appreciation (Depreciation)	(15,387)	203,269	19,701	50,764	54,025

Net Gain (Loss) on Investment	43,039	222,988	47,206	75,555	97,093
Net Increase (Decrease) in Net Assets Resulting from Operations	48,349	243,119	44,263	72,797	93,519

Increase (Decrease) in Net Assets from Contract Transactions	(118,058)	(195,340)	(27,517)	(7,136)	(99,306)

Total Increase (Decrease) in Net Assets	(69,709)	47,779	16,746	65,661	(5,787)

Net Assets as of December 31, 2017:	$705,918	$1,730,862	$200,731	$356,554	$389,774

Investment Income:
Reinvested Dividends	14,250	40,794	—	431	3,658
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,449	22,073	3,133	4,672	5,926

Net Investment Income (Loss)	4,801	18,721	(3,133)	(4,241)	(2,268)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,189	—	13,559	15,818	—
Realized Gain (Loss) on Investments	34,210	25,332	5,478	49,221	33,930

Net Realized Capital Gains (Losses) on Investments	56,399	25,332	19,037	65,039	33,930
Net Change in Unrealized Appreciation (Depreciation)	(122,741)	(295,315)	(25,406)	(63,250)	(62,214)

Net Gain (Loss) on Investment	(66,342)	(269,983)	(6,369)	1,789	(28,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,541)	(251,262)	(9,502)	(2,452)	(30,552)

Increase (Decrease) in Net Assets from Contract Transactions	(133,400)	(299,581)	(9,237)	(58,148)	(61,275)

Total Increase (Decrease) in Net Assets	(194,941)	(550,843)	(18,739)	(60,600)	(91,827)

Net Assets as of December 31, 2018:	$510,977	$1,180,019	$181,992	$295,954	$297,947

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Janus Henderson - Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount
Net Assets as of December 31, 2016:	$2,356	$525,026	$161,765	$8,007	$71,808

Investment Income:
Reinvested Dividends	15	13,198	1,351	27	689
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33	7,201	2,177	115	1,021

Net Investment Income (Loss)	(18)	5,997	(826)	(88)	(332)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	90	—	7,532	59	775
Realized Gain (Loss) on Investments	15	(3,605)	1,314	155	956

Net Realized Capital Gains (Losses) on Investments	105	(3,605)	8,846	214	1,731
Net Change in Unrealized Appreciation (Depreciation)	189	8,416	11,915	967	13,415

Net Gain (Loss) on Investment	294	4,811	20,761	1,181	15,146
Net Increase (Decrease) in Net Assets Resulting from Operations	276	10,808	19,935	1,093	14,814

Increase (Decrease) in Net Assets from Contract Transactions	(83)	(55,727)	(1)	(150)	(961)

Total Increase (Decrease) in Net Assets	193	(44,919)	19,934	943	13,853

Net Assets as of December 31, 2017:	$2,549	$480,107	$181,699	$8,950	$85,661

Investment Income:
Reinvested Dividends	22	10,598	1,735	35	713
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33	6,309	2,313	128	1,143

Net Investment Income (Loss)	(11)	4,289	(578)	(93)	(430)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	214	722	2,900	593	10,124
Realized Gain (Loss) on Investments	21	(3,586)	1,420	169	1,103

Net Realized Capital Gains (Losses) on Investments	235	(2,864)	4,320	762	11,227
Net Change in Unrealized Appreciation (Depreciation)	(592)	(8,294)	(27,297)	(1,824)	(17,022)

Net Gain (Loss) on Investment	(357)	(11,158)	(22,977)	(1,062)	(5,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	(368)	(6,869)	(23,555)	(1,155)	(6,225)

Increase (Decrease) in Net Assets from Contract Transactions	(92)	(39,877)	1	(158)	(1,080)

Total Increase (Decrease) in Net Assets	(460)	(46,746)	(23,554)	(1,313)	(7,305)

Net Assets as of December 31, 2018:	$2,089	$433,361	$158,145	$7,637	$78,356

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA 60/40 Allocation Service Class Subaccount(1)	TA Aegon High Yield Bond Initial Class Subaccount
Net Assets as of December 31, 2016:	$1,699,029	$1,824,238	$2,313,919	$—	$98,517

Investment Income:
Reinvested Dividends	—	38,475	61,757	—	7,647
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,126	23,752	46,626	—	1,460

Net Investment Income (Loss)	(26,126)	14,723	15,131	—	6,187
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,896	49,388	95,414	—	—
Realized Gain (Loss) on Investments	53,735	174,209	49,261	—	2,514

Net Realized Capital Gains (Losses) on Investments	91,631	223,597	144,675	—	2,514
Net Change in Unrealized Appreciation (Depreciation)	333,083	(66,086)	194,806	—	(2,102)

Net Gain (Loss) on Investment	424,714	157,511	339,481	—	412
Net Increase (Decrease) in Net Assets Resulting from Operations	398,588	172,234	354,612	—	6,599

Increase (Decrease) in Net Assets from Contract Transactions	(344,090)	(718,711)	968,954	—	25,639

Total Increase (Decrease) in Net Assets	54,498	(546,477)	1,323,566	—	32,238

Net Assets as of December 31, 2017:	$1,753,527	$1,277,761	$3,637,485	$—	$130,755

Investment Income:
Reinvested Dividends	—	21,348	102,926	—	8,672
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,331	15,868	71,328	1,906	1,675

Net Investment Income (Loss)	(26,331)	5,480	31,598	(1,906)	6,997
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	255,969	49,157	1,086,356	—	—
Realized Gain (Loss) on Investments	72,253	62,041	56,878	563	(161)

Net Realized Capital Gains (Losses) on Investments	328,222	111,198	1,143,234	563	(161)
Net Change in Unrealized Appreciation (Depreciation)	(318,017)	(193,908)	(1,588,743)	(30,108)	(11,624)

Net Gain (Loss) on Investment	10,205	(82,710)	(445,509)	(29,545)	(11,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,126)	(77,230)	(413,911)	(31,451)	(4,788)

Increase (Decrease) in Net Assets from Contract Transactions	(257,048)	(263,934)	1,648,639	617,558	6,393

Total Increase (Decrease) in Net Assets	(273,174)	(341,164)	1,234,728	586,107	1,605

Net Assets as of December 31, 2018:	$1,480,353	$936,597	$4,872,213	$586,107	$132,360

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA Barrow Hanley Dividend Focused Initial Class Subaccount
Net Assets as of December 31, 2016:	$6,641,135	$251,979	$72,397,578	$26,789,196	$3,032,677

Investment Income:
Reinvested Dividends	403,126	10,605	1,256,594	270,264	74,345
Investment Expense:
Mortality and Expense Risk and Administrative Charges	99,752	3,675	665,561	570,973	44,843

Net Investment Income (Loss)	303,374	6,930	591,033	(300,709)	29,502
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	22,179	3,015,503	38,019	—
Realized Gain (Loss) on Investments	(7,233)	(840)	(2,347,575)	350,741	136,929

Net Realized Capital Gains (Losses) on Investments	(7,233)	21,339	667,928	388,760	136,929
Net Change in Unrealized Appreciation (Depreciation)	93,128	(25,408)	(647,785)	4,796,529	310,896

Net Gain (Loss) on Investment	85,895	(4,069)	20,143	5,185,289	447,825
Net Increase (Decrease) in Net Assets Resulting from Operations	389,269	2,861	611,176	4,884,580	477,327

Increase (Decrease) in Net Assets from Contract Transactions	231,320	30,014	(44,148,970)	19,110,830	230,601

Total Increase (Decrease) in Net Assets	620,589	32,875	(43,537,794)	23,995,410	707,928

Net Assets as of December 31, 2017:	$7,261,724	$284,854	$28,859,784	$50,784,606	$3,740,605

Investment Income:
Reinvested Dividends	420,563	7,940	605,379	468,554	75,090
Investment Expense:
Mortality and Expense Risk and Administrative Charges	98,037	3,664	384,569	745,431	48,508

Net Investment Income (Loss)	322,526	4,276	220,810	(276,877)	26,582
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,797,251	—
Realized Gain (Loss) on Investments	(49,599)	(4,136)	(1,792,706)	801,343	89,897

Net Realized Capital Gains (Losses) on Investments	(49,599)	(4,136)	(1,792,706)	2,598,594	89,897
Net Change in Unrealized Appreciation (Depreciation)	(549,863)	(3,553)	1,506,881	(6,475,837)	(557,592)

Net Gain (Loss) on Investment	(599,462)	(7,689)	(285,825)	(3,877,243)	(467,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	(276,936)	(3,413)	(65,015)	(4,154,120)	(441,113)

Increase (Decrease) in Net Assets from Contract Transactions	(600,836)	(20,356)	30,130,227	10,340,926	(281,645)

Total Increase (Decrease) in Net Assets	(877,772)	(23,769)	30,065,212	6,186,806	(722,758)

Net Assets as of December 31, 2018:	$6,383,952	$261,085	$58,924,996	$56,971,412	$3,017,847

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA BlackRock Equity Smart Beta 100 Service Class Subaccount	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount
Net Assets as of December 31, 2016:	$19,563,340	$1,126,448	$62,055,519	$7,203,419

Investment Income:
Reinvested Dividends	481,021	77,062	756,436	53,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	320,032	117,626	953,346	107,258

Net Investment Income (Loss)	160,989	(40,564)	(196,910)	(53,563)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	14,252	—	—
Realized Gain (Loss) on Investments	615,895	38,872	651,306	(66,817)

Net Realized Capital Gains (Losses) on Investments	615,895	53,124	651,306	(66,817)
Net Change in Unrealized Appreciation (Depreciation)	2,166,185	2,549,617	7,180,153	950,474

Net Gain (Loss) on Investment	2,782,080	2,602,741	7,831,459	883,657
Net Increase (Decrease) in Net Assets Resulting from Operations	2,943,069	2,562,177	7,634,549	830,094

Increase (Decrease) in Net Assets from Contract Transactions	993,019	17,358,943	2,820,904	1,392,472

Total Increase (Decrease) in Net Assets	3,936,088	19,921,120	10,455,453	2,222,566

Net Assets as of December 31, 2017:	$23,499,428	$21,047,568	$72,510,972	$9,425,985

Investment Income:
Reinvested Dividends	449,849	251,318	779,559	133,224
Investment Expense:
Mortality and Expense Risk and Administrative Charges	343,365	196,152	971,232	145,503

Net Investment Income (Loss)	106,484	55,166	(191,673)	(12,279)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	245,520	752,935	—
Realized Gain (Loss) on Investments	757,150	79,313	1,202,062	25,929

Net Realized Capital Gains (Losses) on Investments	757,150	324,833	1,954,997	25,929
Net Change in Unrealized Appreciation (Depreciation)	(3,919,975)	(1,717,339)	(7,944,965)	(1,096,332)

Net Gain (Loss) on Investment	(3,162,825)	(1,392,506)	(5,989,968)	(1,070,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,056,341)	(1,337,340)	(6,181,641)	(1,082,682)

Increase (Decrease) in Net Assets from Contract Transactions	(381,469)	478,814	(5,581,528)	3,534,800

Total Increase (Decrease) in Net Assets	(3,437,810)	(858,526)	(11,763,169)	2,452,118

Net Assets as of December 31, 2018:	$20,061,618	$20,189,042	$60,747,803	$11,878,103

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount
Net Assets as of December 31, 2016:	$7,315,682	$22,037	$5,721,454	$78,249	$36,408,179

Investment Income:
Reinvested Dividends	58,176	840	193,237	6	1,371
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112,793	316	89,254	1,553	362,487

Net Investment Income (Loss)	(54,617)	524	103,983	(1,547)	(361,116)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	(107,300)	(223)	64,727	—	—

Net Realized Capital Gains (Losses) on Investments	(107,300)	(223)	64,727	—	—
Net Change in Unrealized Appreciation (Depreciation)	1,438,050	1,825	363,632	—	—

Net Gain (Loss) on Investment	1,330,750	1,602	428,359	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,276,133	2,126	532,342	(1,547)	(361,116)

Increase (Decrease) in Net Assets from Contract Transactions	1,314,569	(1,444)	(165,318)	89,073	(13,537,672)

Total Increase (Decrease) in Net Assets	2,590,702	682	367,024	87,526	(13,898,788)

Net Assets as of December 31, 2017:	$9,906,384	$22,719	$6,088,478	$165,775	$22,509,391

Investment Income:
Reinvested Dividends	128,399	1,893	454,929	4,093	207,917
Investment Expense:
Mortality and Expense Risk and Administrative Charges	133,687	300	85,319	3,108	409,190

Net Investment Income (Loss)	(5,288)	1,593	369,610	985	(201,273)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,205	—	—	—	—
Realized Gain (Loss) on Investments	52,603	(380)	(48,895)	—	—

Net Realized Capital Gains (Losses) on Investments	136,808	(380)	(48,895)	—	—
Net Change in Unrealized Appreciation (Depreciation)	(1,304,346)	(3,751)	(1,004,230)	—	—

Net Gain (Loss) on Investment	(1,167,538)	(4,131)	(1,053,125)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,172,826)	(2,538)	(683,515)	985	(201,273)

Increase (Decrease) in Net Assets from Contract Transactions	444,846	(1,105)	(614,910)	65,491	(1,841,113)

Total Increase (Decrease) in Net Assets	(727,980)	(3,643)	(1,298,425)	66,476	(2,042,386)

Net Assets as of December 31, 2018:	$9,178,404	$19,076	$4,790,053	$232,251	$20,467,005

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA BlackRock Smart Beta 40 Initial Class Subaccount	TA BlackRock Smart Beta 40 Service Class Subaccount	TA BlackRock Smart Beta 50 Service Class Subaccount	TA BlackRock Smart Beta 75 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount
Net Assets as of December 31, 2016:	$58,884	$22,289,282	$3,516,806	$833,826	$100,557,415

Investment Income:
Reinvested Dividends	1,094	317,977	51,196	39,489	1,568,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	854	307,053	77,753	67,555	1,473,751

Net Investment Income (Loss)	240	10,924	(26,557)	(28,066)	95,097
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	10,592	11,248	1,773,829
Realized Gain (Loss) on Investments	201	422,161	37,359	19,353	539,031

Net Realized Capital Gains (Losses) on Investments	201	422,161	47,951	30,601	2,312,860
Net Change in Unrealized Appreciation (Depreciation)	4,407	1,230,167	680,689	1,018,530	7,773,803

Net Gain (Loss) on Investment	4,608	1,652,328	728,640	1,049,131	10,086,663
Net Increase (Decrease) in Net Assets Resulting from Operations	4,848	1,663,252	702,083	1,021,065	10,181,760

Increase (Decrease) in Net Assets from Contract Transactions	138	(1,799,194)	3,918,593	10,833,144	(2,735,240)

Total Increase (Decrease) in Net Assets	4,986	(135,942)	4,620,676	11,854,209	7,446,520

Net Assets as of December 31, 2017:	$63,870	$22,153,340	$8,137,482	$12,688,035	$108,003,935

Investment Income:
Reinvested Dividends	1,207	355,536	90,372	123,081	1,022,745
Investment Expense:
Mortality and Expense Risk and Administrative Charges	874	301,739	125,760	141,181	1,456,902

Net Investment Income (Loss)	333	53,797	(35,388)	(18,100)	(434,157)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	53,502	70,826	4,640,313
Realized Gain (Loss) on Investments	261	366,370	70,582	75,267	539,732

Net Realized Capital Gains (Losses) on Investments	261	366,370	124,084	146,093	5,180,045
Net Change in Unrealized Appreciation (Depreciation)	(4,084)	(1,655,710)	(569,302)	(930,181)	(10,565,567)

Net Gain (Loss) on Investment	(3,823)	(1,289,340)	(445,218)	(784,088)	(5,385,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,490)	(1,235,543)	(480,606)	(802,188)	(5,819,679)

Increase (Decrease) in Net Assets from Contract Transactions	(597)	(1,124,179)	5,730,000	2,432,134	(7,208,593)

Total Increase (Decrease) in Net Assets	(4,087)	(2,359,722)	5,249,394	1,629,946	(13,028,272)

Net Assets as of December 31, 2018:	$59,783	$19,793,618	$13,386,876	$14,317,981	$94,975,663

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Greystone International Growth Initial Class Subaccount	TA Greystone International Growth Service Class Subaccount	TA International Equity Index Service Class Subaccount(1)	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount
Net Assets as of December 31, 2016:	$61,836	$13,345,400	$—	$66,683,993	$47,880

Investment Income:
Reinvested Dividends	1,482	238,445	—	1,021,952	14
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,223	266,011	3,409	1,081,713	315

Net Investment Income (Loss)	259	(27,566)	(3,409)	(59,761)	(301)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	362,409	85
Realized Gain (Loss) on Investments	2,101	162,248	5,082	1,075,400	(592)

Net Realized Capital Gains (Losses) on Investments	2,101	162,248	5,082	1,437,809	(507)
Net Change in Unrealized Appreciation (Depreciation)	15,483	3,579,176	22,912	9,353,823	8,049

Net Gain (Loss) on Investment	17,584	3,741,424	27,994	10,791,632	7,542
Net Increase (Decrease) in Net Assets Resulting from Operations	17,843	3,713,858	24,585	10,731,871	7,241

Increase (Decrease) in Net Assets from Contract Transactions	34,239	6,159,240	360,428	7,310,548	(41,035)

Total Increase (Decrease) in Net Assets	52,082	9,873,098	385,013	18,042,419	(33,794)

Net Assets as of December 31, 2017:	$113,918	$23,218,498	$385,013	$84,726,412	$14,086

Investment Income:
Reinvested Dividends	1,329	90,149	4,751	1,323,728	43
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,498	252,575	16,573	1,247,526	342

Net Investment Income (Loss)	(169)	(162,426)	(11,822)	76,202	(299)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	565	48,724	2,667	2,180,292	3,182
Realized Gain (Loss) on Investments	1,177	1,765,157	(18,474)	2,012,640	1,481

Net Realized Capital Gains (Losses) on Investments	1,742	1,813,881	(15,807)	4,192,932	4,663
Net Change in Unrealized Appreciation (Depreciation)	(22,750)	(4,165,463)	(221,589)	(5,638,588)	(11,088)

Net Gain (Loss) on Investment	(21,008)	(2,351,582)	(237,396)	(1,445,656)	(6,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,177)	(2,514,008)	(249,218)	(1,369,454)	(6,724)

Increase (Decrease) in Net Assets from Contract Transactions	(5,729)	(13,843,872)	1,177,469	2,490,154	57,127

Total Increase (Decrease) in Net Assets	(26,906)	(16,357,880)	928,251	1,120,700	50,403

Net Assets as of December 31, 2018:	$87,012	$6,860,618	$1,313,264	$85,847,112	$64,489

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Janus Mid-Cap Growth Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount
Net Assets as of December 31, 2016:	$3,562,151	$1,422,270	$16,155,829	$16,042	$60,565,402

Investment Income:
Reinvested Dividends	—	102	—	361	1,245,839
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,488	21,946	323,077	236	869,983

Net Investment Income (Loss)	(64,488)	(21,844)	(323,077)	125	375,856
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,919	161,451	2,337,842	271	1,060,002
Realized Gain (Loss) on Investments	(74,578)	57,795	395,477	2	(37,823)

Net Realized Capital Gains (Losses) on Investments	(43,659)	219,246	2,733,319	273	1,022,179
Net Change in Unrealized Appreciation (Depreciation)	1,135,700	273,067	3,858,022	1,408	5,393,251

Net Gain (Loss) on Investment	1,092,041	492,313	6,591,341	1,681	6,415,430
Net Increase (Decrease) in Net Assets Resulting from Operations	1,027,553	470,469	6,268,264	1,806	6,791,286

Increase (Decrease) in Net Assets from Contract Transactions	366,461	(144,871)	1,653,849	—	194,199

Total Increase (Decrease) in Net Assets	1,394,014	325,598	7,922,113	1,806	6,985,485

Net Assets as of December 31, 2017:	$4,956,165	$1,747,868	$24,077,942	$17,848	$67,550,887

Investment Income:
Reinvested Dividends	—	340	—	—	1,058,840
Investment Expense:
Mortality and Expense Risk and Administrative Charges	138,383	25,576	382,483	31	900,570

Net Investment Income (Loss)	(138,383)	(25,236)	(382,483)	(31)	158,270
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	649,610	210,123	2,930,070	—	2,784,627
Realized Gain (Loss) on Investments	99,224	30,683	301,660	568	(33,799)

Net Realized Capital Gains (Losses) on Investments	748,834	240,806	3,231,730	568	2,750,828
Net Change in Unrealized Appreciation (Depreciation)	(1,866,694)	(256,105)	(3,400,723)	(810)	(6,624,071)

Net Gain (Loss) on Investment	(1,117,860)	(15,299)	(168,993)	(242)	(3,873,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,256,243)	(40,535)	(551,476)	(273)	(3,714,973)

Increase (Decrease) in Net Assets from Contract Transactions	9,465,697	(283)	(1,093,432)	(17,575)	(1,917,044)

Total Increase (Decrease) in Net Assets	8,209,454	(40,818)	(1,644,908)	(17,848)	(5,632,017)

Net Assets as of December 31, 2018:	$13,165,619	$1,707,050	$22,433,034	$—	$61,918,870

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount
Net Assets as of December 31, 2016:	$55,366	$7,545,147	$903,679	$281,768,454	$387,179

Investment Income:
Reinvested Dividends	497	91,470	17,397	4,785,120	7,157
Investment Expense:
Mortality and Expense Risk and Administrative Charges	625	111,225	12,333	3,987,503	5,418

Net Investment Income (Loss)	(128)	(19,755)	5,064	797,617	1,739
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	751	163,315	20,709	6,527,746	13,879
Realized Gain (Loss) on Investments	6,501	461,550	43,269	3,417,396	516

Net Realized Capital Gains (Losses) on Investments	7,252	624,865	63,978	9,945,142	14,395
Net Change in Unrealized Appreciation (Depreciation)	2,509	988,914	54,399	28,700,158	53,598

Net Gain (Loss) on Investment	9,761	1,613,779	118,377	38,645,300	67,993
Net Increase (Decrease) in Net Assets Resulting from Operations	9,633	1,594,024	123,441	39,442,917	69,732

Increase (Decrease) in Net Assets from Contract Transactions	(27,519)	(686,903)	(302,823)	(20,559,709)	(9,350)

Total Increase (Decrease) in Net Assets	(17,886)	907,121	(179,382)	18,883,208	60,382

Net Assets as of December 31, 2017:	$37,480	$8,452,268	$724,297	$300,651,662	$447,561

Investment Income:
Reinvested Dividends	713	146,826	12,074	4,688,662	8,397
Investment Expense:
Mortality and Expense Risk and Administrative Charges	526	122,608	9,629	4,131,881	5,836

Net Investment Income (Loss)	187	24,218	2,445	556,781	2,561
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,483	586,919	32,842	14,756,282	23,292
Realized Gain (Loss) on Investments	143	373,069	6,833	3,580,999	630

Net Realized Capital Gains (Losses) on Investments	2,626	959,988	39,675	18,337,281	23,922
Net Change in Unrealized Appreciation (Depreciation)	(7,174)	(1,990,201)	(86,965)	(38,994,466)	(63,524)

Net Gain (Loss) on Investment	(4,548)	(1,030,213)	(47,290)	(20,657,185)	(39,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,361)	(1,005,995)	(44,845)	(20,100,404)	(37,041)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(633,474)	(34,981)	804,846	(70)

Total Increase (Decrease) in Net Assets	(4,362)	(1,639,469)	(79,826)	(19,295,558)	(37,111)

Net Assets as of December 31, 2018:	$33,118	$6,812,799	$644,471	$281,356,104	$410,450

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$162,356,929	$27,671,195	$610,859	$4,419,905	$41,499,204

Investment Income:
Reinvested Dividends	2,750,336	752,250	3,858	23,215	728,183
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,565,430	411,435	8,499	84,306	637,754

Net Investment Income (Loss)	184,906	340,815	(4,641)	(61,091)	90,429
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,136,986	—	13,601	115,960	—
Realized Gain (Loss) on Investments	3,300,772	(8,348)	13,904	101,589	487,497

Net Realized Capital Gains (Losses) on Investments	9,437,758	(8,348)	27,505	217,549	487,497
Net Change in Unrealized Appreciation (Depreciation)	19,852,505	214,915	97,412	810,353	7,485,342

Net Gain (Loss) on Investment	29,290,263	206,567	124,917	1,027,902	7,972,839
Net Increase (Decrease) in Net Assets Resulting from Operations	29,475,169	547,382	120,276	966,811	8,063,268

Increase (Decrease) in Net Assets from Contract Transactions	8,924,250	1,827,168	(8,886)	1,101,749	930,881

Total Increase (Decrease) in Net Assets	38,399,419	2,374,550	111,390	2,068,560	8,994,149

Net Assets as of December 31, 2017:	$200,756,348	$30,045,745	$722,249	$6,488,465	$50,493,353

Investment Income:
Reinvested Dividends	3,253,362	880,462	8,098	54,038	1,067,770
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,803,047	423,530	9,262	92,021	693,539

Net Investment Income (Loss)	450,315	456,932	(1,164)	(37,983)	374,231
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,374,870	—	31,726	268,265	499,247
Realized Gain (Loss) on Investments	4,192,277	(181,153)	16,019	405,153	801,360

Net Realized Capital Gains (Losses) on Investments	14,567,147	(181,153)	47,745	673,418	1,300,607
Net Change in Unrealized Appreciation (Depreciation)	(31,733,959)	(720,722)	(95,937)	(1,052,337)	(8,292,199)

Net Gain (Loss) on Investment	(17,166,812)	(901,875)	(48,192)	(378,919)	(6,991,592)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,716,497)	(444,943)	(49,356)	(416,902)	(6,617,361)

Increase (Decrease) in Net Assets from Contract Transactions	(9,717,118)	557,592	(34,496)	(777,535)	(1,938,414)

Total Increase (Decrease) in Net Assets	(26,433,615)	112,649	(83,852)	(1,194,437)	(8,555,775)

Net Assets as of December 31, 2018:	$174,322,733	$30,158,394	$638,397	$5,294,028	$41,937,578

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount	TA Levin Large Cap Value Service Class Subaccount(1)
Net Assets as of December 31, 2016:	$26,255,068	$83,825,181	$96,492,892	$62,664,292	$—

Investment Income:
Reinvested Dividends	119,445	1,361,111	1,017,011	589,211	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	342,665	1,149,477	1,217,044	816,852	—

Net Investment Income (Loss)	(223,220)	211,634	(200,033)	(227,641)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,474,365	—	—	—	—
Realized Gain (Loss) on Investments	(207,207)	1,522,803	461,427	492,487	—

Net Realized Capital Gains (Losses) on Investments	4,267,158	1,522,803	461,427	492,487	—
Net Change in Unrealized Appreciation (Depreciation)	(1,674,708)	4,136,507	7,695,438	6,400,441	—

Net Gain (Loss) on Investment	2,592,450	5,659,310	8,156,865	6,892,928	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,369,230	5,870,944	7,956,832	6,665,287	—

Increase (Decrease) in Net Assets from Contract Transactions	(8,004,713)	(3,914,837)	(10,524,026)	(8,832,995)	—

Total Increase (Decrease) in Net Assets	(5,635,483)	1,956,107	(2,567,194)	(2,167,708)	—

Net Assets as of December 31, 2017:	$20,619,585	$85,781,288	$93,925,698	$60,496,584	$—

Investment Income:
Reinvested Dividends	116,458	1,594,724	1,225,870	715,240	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	280,117	1,108,796	1,164,897	798,332	276

Net Investment Income (Loss)	(163,659)	485,928	60,973	(83,092)	(276)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	418,723	2,344,426	—	—	—
Realized Gain (Loss) on Investments	(2,090,995)	962,206	507,288	603,637	239

Net Realized Capital Gains (Losses) on Investments	(1,672,272)	3,306,632	507,288	603,637	239
Net Change in Unrealized Appreciation (Depreciation)	(549,617)	(7,554,818)	(4,571,719)	(3,892,092)	(14,117)

Net Gain (Loss) on Investment	(2,221,889)	(4,248,186)	(4,064,431)	(3,288,455)	(13,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,385,548)	(3,762,258)	(4,003,458)	(3,371,547)	(14,154)

Increase (Decrease) in Net Assets from Contract Transactions	(3,813,905)	(3,969,888)	(9,202,697)	(4,382,516)	109,171

Total Increase (Decrease) in Net Assets	(6,199,453)	(7,732,146)	(13,206,155)	(7,754,063)	95,017

Net Assets as of December 31, 2018:	$14,420,132	$78,049,142	$80,719,543	$52,742,521	$95,017

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Madison Diversified Income Service Class Subaccount(1)	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount
Net Assets as of December 31, 2016:	$—	$438,296,472	$88,366,488	$354,352,467	$34,140,280

Investment Income:
Reinvested Dividends	1,644	7,630,584	1,642,084	6,091,994	106,037
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,526	6,049,692	1,176,171	5,085,387	466,172

Net Investment Income (Loss)	(1,882)	1,580,892	465,913	1,006,607	(360,135)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,340	—	—	—	—
Realized Gain (Loss) on Investments	1,574	2,259,292	230,893	(437,805)	392,466

Net Realized Capital Gains (Losses) on Investments	3,914	2,259,292	230,893	(437,805)	392,466
Net Change in Unrealized Appreciation (Depreciation)	27,010	47,416,434	7,497,433	57,715,356	2,985,640

Net Gain (Loss) on Investment	30,924	49,675,726	7,728,326	57,277,551	3,378,106
Net Increase (Decrease) in Net Assets Resulting from Operations	29,042	51,256,618	8,194,239	58,284,158	3,017,971

Increase (Decrease) in Net Assets from Contract Transactions	1,063,674	(19,040,542)	(6,577,325)	(17,267,754)	(2,559,607)

Total Increase (Decrease) in Net Assets	1,092,716	32,216,076	1,616,914	41,016,404	458,364

Net Assets as of December 31, 2017:	$1,092,716	$470,512,548	$89,983,402	$395,368,871	$34,598,644

Investment Income:
Reinvested Dividends	26,495	7,722,594	1,519,803	6,021,010	123,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,335	6,126,246	1,116,734	5,114,833	466,848

Net Investment Income (Loss)	4,160	1,596,348	403,069	906,177	(343,390)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,475	—	561,839	—	1,855,715
Realized Gain (Loss) on Investments	(7,148)	3,746,811	555,022	2,206,422	565,114

Net Realized Capital Gains (Losses) on Investments	29,327	3,746,811	1,116,861	2,206,422	2,420,829
Net Change in Unrealized Appreciation (Depreciation)	(71,172)	(31,797,214)	(5,607,469)	(33,664,024)	(3,372,930)

Net Gain (Loss) on Investment	(41,845)	(28,050,403)	(4,490,608)	(31,457,602)	(952,101)
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,685)	(26,454,055)	(4,087,539)	(30,551,425)	(1,295,491)

Increase (Decrease) in Net Assets from Contract Transactions	898,739	(21,595,017)	(7,919,425)	(35,407,291)	(3,057,895)

Total Increase (Decrease) in Net Assets	861,054	(48,049,072)	(12,006,964)	(65,958,716)	(4,353,386)

Net Assets as of December 31, 2018:	$1,953,770	$422,463,476	$77,976,438	$329,410,155	$30,245,258

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi- Managed Balanced Initial Class Subaccount	TA Multi- Managed Balanced Service Class Subaccount	TA Multi- Manager Alternative Strategies Service Class Subaccount
Net Assets as of December 31, 2016:	$63,699	$3,709,725	$27,775	$83,405,643	$212,059

Investment Income:
Reinvested Dividends	—	—	253	954,882	3,377
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,099	71,751	410	1,583,130	2,884

Net Investment Income (Loss)	(1,099)	(71,751)	(157)	(628,248)	493
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,052	354,404	331	1,439,384	—
Realized Gain (Loss) on Investments	1,376	65,403	34	939,730	(856)

Net Realized Capital Gains (Losses) on Investments	6,428	419,807	365	2,379,114	(856)
Net Change in Unrealized Appreciation (Depreciation)	21,482	1,290,965	3,282	11,940,109	8,975

Net Gain (Loss) on Investment	27,910	1,710,772	3,647	14,319,223	8,119
Net Increase (Decrease) in Net Assets Resulting from Operations	26,811	1,639,021	3,490	13,690,975	8,612

Increase (Decrease) in Net Assets from Contract Transactions	(6,243)	807,132	(1)	36,567,300	62,930

Total Increase (Decrease) in Net Assets	20,568	2,446,153	3,489	50,258,275	71,542

Net Assets as of December 31, 2017:	$84,267	$6,155,878	$31,264	$133,663,918	$283,601

Investment Income:
Reinvested Dividends	—	—	450	1,653,695	2,421
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,439	106,364	438	1,775,449	3,471

Net Investment Income (Loss)	(1,439)	(106,364)	12	(121,754)	(1,050)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,738	1,335,908	1,233	5,425,736	—
Realized Gain (Loss) on Investments	160	374,059	52	1,589,333	(588)

Net Realized Capital Gains (Losses) on Investments	17,898	1,709,967	1,285	7,015,069	(588)
Net Change in Unrealized Appreciation (Depreciation)	(12,256)	(1,459,765)	(2,860)	(13,776,192)	(16,395)

Net Gain (Loss) on Investment	5,642	250,202	(1,575)	(6,761,123)	(16,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,203	143,838	(1,563)	(6,882,877)	(18,033)

Increase (Decrease) in Net Assets from Contract Transactions	5,623	1,136,063	1	(1,883,475)	32,901

Total Increase (Decrease) in Net Assets	9,826	1,279,901	(1,562)	(8,766,352)	14,868

Net Assets as of December 31, 2018:	$94,093	$7,435,779	$29,702	$124,897,566	$298,469

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA PIMCO Total Return Service Class Subaccount
Net Assets as of December 31, 2016:	$37,518,764	$24,094,824	$30,537,277	$279,735	$76,869,825

Investment Income:
Reinvested Dividends	109,788	307,424	141,449	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	505,079	323,075	464,653	4,548	1,088,861

Net Investment Income (Loss)	(395,291)	(15,651)	(323,204)	(4,548)	(1,088,861)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,799,761	750,889	1,113,053	3,561	770,699
Realized Gain (Loss) on Investments	549,708	196,314	208,047	(207)	(536,521)

Net Realized Capital Gains (Losses) on Investments	2,349,469	947,203	1,321,100	3,354	234,178
Net Change in Unrealized Appreciation (Depreciation)	1,762,609	1,109,051	3,299,578	11,461	3,272,310

Net Gain (Loss) on Investment	4,112,078	2,056,254	4,620,678	14,815	3,506,488
Net Increase (Decrease) in Net Assets Resulting from Operations	3,716,787	2,040,603	4,297,474	10,267	2,417,627

Increase (Decrease) in Net Assets from Contract Transactions	(3,836,996)	(1,395,302)	2,250,280	58,543	(2,594,901)

Total Increase (Decrease) in Net Assets	(120,209)	645,301	6,547,754	68,810	(177,274)

Net Assets as of December 31, 2017:	$37,398,555	$24,740,125	$37,085,031	$348,545	$76,692,551

Investment Income:
Reinvested Dividends	1,140,070	753,052	1,138,284	9,076	1,793,248
Investment Expense:
Mortality and Expense Risk and Administrative Charges	488,682	312,182	499,196	4,726	1,034,078

Net Investment Income (Loss)	651,388	440,870	639,088	4,350	759,170
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,609,039	1,426,668	3,687,457	1,790	393,464
Realized Gain (Loss) on Investments	239,223	41,760	244,397	(843)	(741,614)

Net Realized Capital Gains (Losses) on Investments	2,848,262	1,468,428	3,931,854	947	(348,150)
Net Change in Unrealized Appreciation (Depreciation)	(6,402,693)	(3,370,862)	(7,877,149)	(12,495)	(2,269,582)

Net Gain (Loss) on Investment	(3,554,431)	(1,902,434)	(3,945,295)	(11,548)	(2,617,732)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,903,043)	(1,461,564)	(3,306,207)	(7,198)	(1,858,562)

Increase (Decrease) in Net Assets from Contract Transactions	(2,489,100)	(2,938,076)	(574,922)	(12,357)	(4,066,264)

Total Increase (Decrease) in Net Assets	(5,392,143)	(4,399,640)	(3,881,129)	(19,555)	(5,924,826)

Net Assets as of December 31, 2018:	$32,006,412	$20,340,485	$33,203,902	$328,990	$70,767,725

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount
Net Assets as of December 31, 2016:	$14,601,121	$1,139,167	$25,125,769	$89,329,578

Investment Income:
Reinvested Dividends	33,249	—	436,081	1,391,175
Investment Expense:
Mortality and Expense Risk and Administrative Charges	216,637	9,710	319,673	1,200,228

Net Investment Income (Loss)	(183,388)	(9,710)	116,408	190,947
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	(147,104)	(357,311)	44,630	158,098

Net Realized Capital Gains (Losses) on Investments	(147,104)	(357,311)	44,630	158,098
Net Change in Unrealized Appreciation (Depreciation)	585,342	91,619	2,316,560	11,529,385

Net Gain (Loss) on Investment	438,238	(265,692)	2,361,190	11,687,483
Net Increase (Decrease) in Net Assets Resulting from Operations	254,850	(275,402)	2,477,598	11,878,430

Increase (Decrease) in Net Assets from Contract Transactions	538,063	(384,028)	(1,512,803)	(7,316,217)

Total Increase (Decrease) in Net Assets	792,913	(659,430)	964,795	4,562,213

Net Assets as of December 31, 2017:	$15,394,034	$479,737	$26,090,564	$93,891,791

Investment Income:
Reinvested Dividends	273,949	—	373,891	1,312,059
Investment Expense:
Mortality and Expense Risk and Administrative Charges	219,119	8,946	299,242	1,203,686

Net Investment Income (Loss)	54,830	(8,946)	74,649	108,373
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	(162,606)	(199,596)	197,184	620,251

Net Realized Capital Gains (Losses) on Investments	(162,606)	(199,596)	197,184	620,251
Net Change in Unrealized Appreciation (Depreciation)	(359,622)	231,222	(1,247,490)	(5,669,763)

Net Gain (Loss) on Investment	(522,228)	31,626	(1,050,306)	(5,049,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	(467,398)	22,680	(975,657)	(4,941,139)

Increase (Decrease) in Net Assets from Contract Transactions	209,396	996,533	(3,169,664)	(5,461,714)

Total Increase (Decrease) in Net Assets	(258,002)	1,019,213	(4,145,321)	(10,402,853)

Net Assets as of December 31, 2018:	$15,136,032	$1,498,950	$21,945,243	$83,488,938

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/ Mid Cap Value Initial Class Subaccount	TA Small/ Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount
Net Assets as of December 31, 2016:	$53,011,793	$3,209,500	$10,341,703	$265,399	$29,755,780

Investment Income:
Reinvested Dividends	702,402	36,027	111,492	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	758,962	42,382	166,879	2,970	518,055

Net Investment Income (Loss)	(56,560)	(6,355)	(55,387)	(2,970)	(518,055)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	280,568	1,052,209	19,275	2,215,725
Realized Gain (Loss) on Investments	(298,124)	61,978	69,833	3,343	584,354

Net Realized Capital Gains (Losses) on Investments	(298,124)	342,546	1,122,042	22,618	2,800,079
Net Change in Unrealized Appreciation (Depreciation)	9,798,934	92,611	398,645	39,860	3,952,599

Net Gain (Loss) on Investment	9,500,810	435,157	1,520,687	62,478	6,752,678
Net Increase (Decrease) in Net Assets Resulting from Operations	9,444,250	428,802	1,465,300	59,508	6,234,623

Increase (Decrease) in Net Assets from Contract Transactions	(4,463,183)	(330,412)	955,110	44,909	1,634,981

Total Increase (Decrease) in Net Assets	4,981,067	98,390	2,420,410	104,417	7,869,604

Net Assets as of December 31, 2017:	$57,992,860	$3,307,890	$12,762,113	$369,816	$37,625,384

Investment Income:
Reinvested Dividends	722,502	29,124	87,628	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	774,830	42,615	189,996	3,662	568,399

Net Investment Income (Loss)	(52,328)	(13,491)	(102,368)	(3,662)	(568,399)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	315,138	1,297,030	19,093	2,007,908
Realized Gain (Loss) on Investments	307,032	14,311	(186,995)	11,402	1,211,003

Net Realized Capital Gains (Losses) on Investments	307,032	329,449	1,110,035	30,495	3,218,911
Net Change in Unrealized Appreciation (Depreciation)	(4,251,924)	(715,021)	(2,712,175)	(54,860)	(5,418,152)

Net Gain (Loss) on Investment	(3,944,892)	(385,572)	(1,602,140)	(24,365)	(2,199,241)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,997,220)	(399,063)	(1,704,508)	(28,027)	(2,767,640)

Increase (Decrease) in Net Assets from Contract Transactions	(5,271,929)	(133,387)	44,069	(40,018)	(4,713,670)

Total Increase (Decrease) in Net Assets	(9,269,149)	(532,450)	(1,660,439)	(68,045)	(7,481,310)

Net Assets as of December 31, 2018:	$48,723,711	$2,775,440	$11,101,674	$301,771	$30,144,074

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA U.S. Equity Index Service Class Subaccount(1)
Net Assets as of December 31, 2016:	$1,386,531	$2,608,184	$672,352	$2,505,044	$—

Investment Income:
Reinvested Dividends	5,777	4,352	15,916	62,539	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,007	43,656	9,790	47,180	2,090

Net Investment Income (Loss)	(15,230)	(39,304)	6,126	15,359	(2,090)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,772	50,264	—	—	—
Realized Gain (Loss) on Investments	32,667	48,091	11,336	19,059	324

Net Realized Capital Gains (Losses) on Investments	59,439	98,355	11,336	19,059	324
Net Change in Unrealized Appreciation (Depreciation)	267,182	530,862	121,211	537,836	30,251

Net Gain (Loss) on Investment	326,621	629,217	132,547	556,895	30,575
Net Increase (Decrease) in Net Assets Resulting from Operations	311,391	589,913	138,673	572,254	28,485

Increase (Decrease) in Net Assets from Contract Transactions	(94,222)	(91,023)	(45,566)	537,894	889,741

Total Increase (Decrease) in Net Assets	217,169	498,890	93,107	1,110,148	918,226

Net Assets as of December 31, 2017:	$1,603,700	$3,107,074	$765,459	$3,615,192	$918,226

Investment Income:
Reinvested Dividends	3,737	—	16,784	65,666	9,860
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,544	44,846	9,692	49,850	59,921

Net Investment Income (Loss)	(18,807)	(44,846)	7,092	15,816	(50,061)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	83,371	141,111	—	—	6,371
Realized Gain (Loss) on Investments	64,129	105,937	10,755	57,355	4,866

Net Realized Capital Gains (Losses) on Investments	147,500	247,048	10,755	57,355	11,237
Net Change in Unrealized Appreciation (Depreciation)	(207,526)	(344,019)	(137,315)	(644,158)	(543,333)

Net Gain (Loss) on Investment	(60,026)	(96,971)	(126,560)	(586,803)	(532,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,833)	(141,817)	(119,468)	(570,987)	(582,157)

Increase (Decrease) in Net Assets from Contract Transactions	(19,803)	(344,215)	(40,482)	(193,790)	5,357,749

Total Increase (Decrease) in Net Assets	(98,636)	(486,032)	(159,950)	(764,777)	4,775,592

Net Assets as of December 31, 2018:	$1,505,064	$2,621,042	$605,509	$2,850,415	$5,693,818

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount
Net Assets as of December 31, 2016:	$2,506,822	$16,149,242	$802,610	$457,069	$—

Investment Income:
Reinvested Dividends	11,542	41,368	15,716	6,026	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,372	285,215	7,033	4,494	—

Net Investment Income (Loss)	(26,830)	(243,847)	8,683	1,532	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,316	481,573	26,843	3,685	—
Realized Gain (Loss) on Investments	18,256	201,515	737	674	—

Net Realized Capital Gains (Losses) on Investments	83,572	683,088	27,580	4,359	—
Net Change in Unrealized Appreciation (Depreciation)	610,852	4,122,112	129,802	183,954	—

Net Gain (Loss) on Investment	694,424	4,805,200	157,382	188,313	—
Net Increase (Decrease) in Net Assets Resulting from Operations	667,594	4,561,353	166,065	189,845	—

Increase (Decrease) in Net Assets from Contract Transactions	(163,706)	1,368,437	—	(399)	—

Total Increase (Decrease) in Net Assets	503,888	5,929,790	166,065	189,446	—

Net Assets as of December 31, 2017:	$3,010,710	$22,079,032	$968,675	$646,515	$—

Investment Income:
Reinvested Dividends	14,347	63,161	16,518	4,941	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,277	339,801	8,035	5,147	—

Net Investment Income (Loss)	(26,930)	(276,640)	8,483	(206)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	247,569	1,939,446	16,079	16,536	—
Realized Gain (Loss) on Investments	103,844	897,936	1,482	4,484	—

Net Realized Capital Gains (Losses) on Investments	351,413	2,837,382	17,561	21,020	—
Net Change in Unrealized Appreciation (Depreciation)	(347,416)	(2,755,160)	(77,112)	(105,138)	—

Net Gain (Loss) on Investment	3,997	82,222	(59,551)	(84,118)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,933)	(194,418)	(51,068)	(84,324)	—

Increase (Decrease) in Net Assets from Contract Transactions	(321,752)	(1,677,132)	(1)	(9,908)	—

Total Increase (Decrease) in Net Assets	(344,685)	(1,871,550)	(51,069)	(94,232)	—

Net Assets as of December 31, 2018:	$2,666,025	$20,207,482	$917,606	$552,283	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount	Voya Large Cap Value Class S Shares Subaccount
Net Assets as of December 31, 2016:	$—	$—	$350,212	$—	$—

Investment Income:
Reinvested Dividends	—	—	8,405	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	2,844	—	—

Net Investment Income (Loss)	—	—	5,561	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	1,132	—	—
Realized Gain (Loss) on Investments	—	—	(136)	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	996	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	2,755	—	—

Net Gain (Loss) on Investment	—	—	3,751	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	9,312	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	9,312	—	—

Net Assets as of December 31, 2017:	$—	$—	$359,524	$—	$—

Investment Income:
Reinvested Dividends	—	—	8,087	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	2,831	—	—

Net Investment Income (Loss)	—	—	5,256	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	685	—	—
Realized Gain (Loss) on Investments	—	—	(229)	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	456	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	(9,052)	—	—

Net Gain (Loss) on Investment	—	—	(8,596)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	(3,340)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	(1)	—	—

Total Increase (Decrease) in Net Assets	—	—	(3,341)	—	—

Net Assets as of December 31, 2018:	$—	$—	$356,183	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Voya Strategic Allocation Conservative Class S Shares Subaccount	Voya Strategic Allocation Moderate Class S Shares Subaccount	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2016:	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—

Net Investment Income (Loss)	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—

Net Assets as of December 31, 2017:	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—

Net Investment Income (Loss)	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—

Net Assets as of December 31, 2018:	$—	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

1. Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity, Transamerica Variable Annuity I-Share, and Transamerica InspireSM Variable Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock Smart Beta 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock Smart Beta 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Greystone International Growth Initial Class	Transamerica Greystone International Growth VP Initial Class
TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class
TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Levin Large Cap Value Service Class	Transamerica Levin Large Cap Value VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA 60/40 Allocation Service Class	May 1, 2018
TA Levin Large Cap Value Service Class	May 1, 2018
TA Madison Diversified Income Service Class	June 1, 2017
TA International Equity Index Service Class	May 1, 2017
TA U.S. Equity Index Service Class	May 1, 2017
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Growth Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015

The following subaccount name changes were made effective during the fiscal year ended December 31, 2018:

Subaccount	Formerly
TA BlackRock Global Real Estate Securities Initial Class	TA Clarion Global Real Estate Securities Initial Class
TA BlackRock Global Real Estate Securities Service Class	TA Clarion Global Real Estate Securities Service Class
TA BlackRock Government Money Market Initial Class	TA Aegon Government Money Market Initial Class
TA BlackRock Government Money Market Service Class	TA Aegon Government Money Market Service Class
TA BlackRock Smart Beta 40 Initial Class	TA AB Dynamic Allocation Initial Class
TA BlackRock Smart Beta 40 Service Class	TA AB Dynamic Allocation Service Class
TA Greystone International Growth Initial Class	TA MFS International Equity Initial Class
TA Greystone International Growth Service Class	TA MFS International Equity Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	TA Asset Allocation - Conservative Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	TA Asset Allocation - Conservative Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	TA Asset Allocation - Growth Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	TA Asset Allocation - Growth Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	TA Asset Allocation - Moderate Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA Asset Allocation - Moderate Growth Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA Asset Allocation - Moderate Growth Service Class
TA JPMorgan International Moderate Growth Service Class	TA International Moderate Growth Service Class
Vanguard® Real Estate Index	Vanguard® REIT Index

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2018.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2018.

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$2,408,105	$1,367,759
AB Growth and Income Class B Shares	5,340,127	3,654,501
AB Large Cap Growth Class B Shares	89,467	122,006
American Funds - Asset Allocation Class 2 Shares	21,396,417	15,181,373
American Funds - Bond Class 2 Shares	2,444,229	2,888,621
American Funds - Growth Class 2 Shares	19,304,395	14,345,452
American Funds - Growth-Income Class 2 Shares	14,251,260	13,258,500
American Funds - International Class 2 Shares	22,483,386	5,537,330
Fidelity® VIP Balanced Service Class 2	11,404,974	6,120,461
Fidelity® VIP Contrafund® Initial Class	—	—
Fidelity® VIP Contrafund® Service Class 2	10,018,573	10,891,570
Fidelity® VIP Equity-Income Service Class 2	94,511	262,505
Fidelity® VIP Growth Service Class 2	185,726	139,965
Fidelity® VIP Growth Opportunities Service Class 2	137	118
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	8,675,325	18,081,000
Fidelity® VIP Value Strategies Initial Class	1,439	175
Fidelity® VIP Value Strategies Service Class 2	2,544,702	4,248,157
Franklin Founding Funds Allocation Class 4 Shares	167,809	839,277
Franklin Income Class 2 Shares	159,167	638,332
Franklin Mutual Shares Class 2 Shares	58,234	164,642
Franklin Templeton Foreign Class 2 Shares	58,793	339,658
Invesco V.I. American Franchise Series II Shares	13,560	12,370
Janus Henderson - Enterprise Service Shares	58,460	105,029
Janus Henderson - Global Research Service Shares	16,867	80,411
Janus Henderson - Mid Cap Value Service Shares	236	125
JPMorgan Insurance Trust Core Bond Class 1 Shares	11,320	46,187
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	4,635	2,313
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	628	287
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	10,837	2,224
MFS® New Discovery Service Class	287,157	314,568
MFS® Total Return Service Class	79,189	288,486
State Street Total Return V.I.S. Class 3 Shares	3,259,421	492,827
TA 60/40 Allocation Service Class	651,611	35,958
TA Aegon High Yield Bond Initial Class	15,995	2,605
TA Aegon High Yield Bond Service Class	1,588,932	1,867,232

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon U.S. Government Securities Initial Class	$7,940	$24,019
TA Aegon U.S. Government Securities Service Class	46,042,035	15,690,989
TA American Funds Managed Risk - Balanced Service Class	17,084,043	5,222,672
TA Barrow Hanley Dividend Focused Initial Class	138,769	393,840
TA Barrow Hanley Dividend Focused Service Class	3,122,920	3,397,893
TA BlackRock Equity Smart Beta 100 Service Class	1,263,117	483,616
TA BlackRock Global Allocation Service Class	7,968,592	12,988,837
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	4,273,527	751,030
TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,693,505	1,169,734
TA BlackRock Global Real Estate Securities Initial Class	1,893	1,405
TA BlackRock Global Real Estate Securities Service Class	936,529	1,181,830
TA BlackRock Government Money Market Initial Class	92,075	25,596
TA BlackRock Government Money Market Service Class	44,405,793	46,447,994
TA BlackRock Smart Beta 40 Initial Class	1,463	1,727
TA BlackRock Smart Beta 40 Service Class	2,280,080	3,350,469
TA BlackRock Smart Beta 50 Service Class	6,834,711	1,086,598
TA BlackRock Smart Beta 75 Service Class	3,857,132	1,372,273
TA BlackRock Tactical Allocation Service Class	9,420,273	12,422,710
TA Greystone International Growth Initial Class	2,363	7,696
TA Greystone International Growth Service Class	2,079,065	16,036,657
TA International Equity Index Service Class	2,206,101	1,037,787
TA Janus Balanced Service Class	17,116,125	12,369,484
TA Janus Mid-Cap Growth Initial Class	70,417	10,404
TA Janus Mid-Cap Growth Service Class	11,570,268	1,593,346
TA Jennison Growth Initial Class	324,525	139,918
TA Jennison Growth Service Class	6,486,226	5,032,082
TA JPMorgan Asset Allocation - Conservative Initial Class	1	17,607
TA JPMorgan Asset Allocation - Conservative Service Class	9,366,351	8,340,491
TA JPMorgan Asset Allocation - Growth Initial Class	3,195	526
TA JPMorgan Asset Allocation - Growth Service Class	2,041,594	2,063,936
TA JPMorgan Asset Allocation - Moderate Initial Class	44,916	44,613
TA JPMorgan Asset Allocation - Moderate Service Class	54,707,642	38,589,809
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	31,689	5,906
TA JPMorgan Asset Allocation - Moderate Growth Service Class	31,250,098	30,142,140
TA JPMorgan Core Bond Service Class	5,793,673	4,779,108
TA JPMorgan Enhanced Index Initial Class	39,825	43,760

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Enhanced Index Service Class	$1,848,984	$2,396,235
TA JPMorgan International Moderate Growth Service Class	7,701,183	8,766,112
TA JPMorgan Mid Cap Value Service Class	3,447,986	7,006,831
TA JPMorgan Tactical Allocation Service Class	12,772,265	13,911,781
TA Legg Mason Dynamic Allocation - Balanced Service Class	5,026,679	14,168,402
TA Legg Mason Dynamic Allocation - Growth Service Class	3,628,665	8,094,271
TA Levin Large Cap Value Service Class	155,239	46,343
TA Madison Diversified Income Service Class	1,918,020	978,647
TA Managed Risk - Balanced ETF Service Class	32,814,062	52,812,650
TA Managed Risk - Conservative ETF Service Class	7,358,535	14,313,081
TA Managed Risk - Growth ETF Service Class	15,018,571	49,519,653
TA Market Participation Strategy Service Class	4,440,020	5,985,579
TA Morgan Stanley Capital Growth Initial Class	24,237	2,315
TA Morgan Stanley Capital Growth Service Class	4,452,054	2,086,447
TA Multi-Managed Balanced Initial Class	1,684	438
TA Multi-Managed Balanced Service Class	17,930,939	14,510,442
TA Multi-Manager Alternative Strategies Service Class	122,728	90,877
TA PIMCO Tactical - Balanced Service Class	5,449,835	4,678,483
TA PIMCO Tactical - Conservative Service Class	3,953,970	5,024,507
TA PIMCO Tactical - Growth Service Class	7,625,650	3,874,028
TA PIMCO Total Return Initial Class	10,866	17,083
TA PIMCO Total Return Service Class	9,949,196	12,862,784
TA PineBridge Inflation Opportunities Service Class	3,189,411	2,925,157
TA ProFunds UltraBear Service Class (OAM)	1,300,894	313,169
TA QS Investors Active Asset Allocation - Conservative Service Class	1,729,345	4,824,395
TA QS Investors Active Asset Allocation - Moderate Service Class	8,102,485	13,455,808
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,865,505	9,189,779
TA Small/Mid Cap Value Initial Class	347,399	179,138
TA Small/Mid Cap Value Service Class	3,374,127	2,135,402
TA T. Rowe Price Small Cap Initial Class	54,282	78,870
TA T. Rowe Price Small Cap Service Class	7,111,496	10,385,649
TA Torray Concentrated Growth Initial Class	247,007	202,247
TA Torray Concentrated Growth Service Class	516,056	764,010
TA TS&W International Equity Initial Class	16,971	50,362
TA TS&W International Equity Service Class	739,533	917,506
TA U.S. Equity Index Service Class	5,970,871	656,812

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
TA WMC US Growth Initial Class	$453,921	$555,036
TA WMC US Growth Service Class	4,993,623	5,007,948
Vanguard® Equity Index	32,597	8,036
Vanguard® International	21,477	15,054
Vanguard® Mid-Cap Index	—	—
Vanguard® Real Estate Index	—	—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	8,772	2,832
Voya Global Perspectives Class S Shares	—	—
Voya Large Cap Value Class S Shares	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	—	—
Wanger USA	—	—

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	178,407	(350,678)	(172,271)	173,798	(433,664)	(259,866)
AB Growth and Income Class B Shares	233,535	(830,761)	(597,226)	2,097,926	(1,297,153)	800,773
AB Large Cap Growth Class B Shares	13,782	(40,103)	(26,321)	—	(51,792)	(51,792)
American Funds - Asset Allocation Class 2 Shares	1,614,178	(5,606,422)	(3,992,244)	2,178,025	(3,900,208)	(1,722,183)
American Funds - Bond Class 2 Shares	325,847	(875,778)	(549,931)	469,597	(1,004,510)	(534,913)
American Funds - Growth Class 2 Shares	955,977	(1,190,157)	(234,180)	1,458,292	(2,175,110)	(716,818)
American Funds - Growth-Income Class 2 Shares	698,512	(3,530,920)	(2,832,408)	589,759	(653,702)	(63,943)
American Funds - International Class 2 Shares	8,712,923	(1,105,133)	7,607,790	723,579	(706,350)	17,229
Fidelity® VIP Balanced Service Class 2	1,020,382	(1,810,999)	(790,617)	606,955	(1,237,028)	(630,073)
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—
Fidelity® VIP Contrafund® Service Class 2	465,354	(1,332,558)	(867,204)	704,285	(1,107,122)	(402,837)
Fidelity® VIP Equity-Income Service Class 2	20,820	(110,163)	(89,343)	—	(80,905)	(80,905)
Fidelity® VIP Growth Service Class 2	14,325	(44,490)	(30,165)	—	(16,328)	(16,328)
Fidelity® VIP Growth Opportunities Service Class 2	—	(44)	(44)	—	(45)	(45)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	427,589	(2,711,974)	(2,284,385)	632,215	(866,872)	(234,657)
Fidelity® VIP Value Strategies Initial Class	—	(1)	(1)	—	—	—
Fidelity® VIP Value Strategies Service Class 2	174,586	(628,486)	(453,900)	219,041	(379,490)	(160,449)
Franklin Founding Funds Allocation Class 4 Shares	2,000	(379,820)	(377,820)	—	(322,394)	(322,394)
Franklin Income Class 2 Shares	7,388	(404,763)	(397,375)	—	(297,199)	(297,199)
Franklin Mutual Shares Class 2 Shares	15,905	(113,686)	(97,781)	—	(84,487)	(84,487)
Franklin Templeton Foreign Class 2 Shares	16,796	(297,554)	(280,758)	—	(182,314)	(182,314)
Invesco V.I. American Franchise Series II Shares	—	(4,587)	(4,587)	—	(16,086)	(16,086)
Janus Henderson - Enterprise Service Shares	9,296	(22,362)	(13,066)	—	(2,721)	(2,721)
Janus Henderson - Global Research Service Shares	6,204	(40,130)	(33,926)	—	(57,967)	(57,967)
Janus Henderson - Mid Cap Value Service Shares	—	(35)	(35)	—	(35)	(35)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(31,621)	(31,621)	—	(43,300)	(43,300)

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(44)	(44)	—	(43)	(43)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(311)	(311)	—	(309)	(309)
MFS® New Discovery Service Class	10,112	(89,081)	(78,969)	—	(114,113)	(114,113)
MFS® Total Return Service Class	4,085	(147,622)	(143,537)	—	(364,363)	(364,363)
State Street Total Return V.I.S. Class 3 Shares	171,522	(171,843)	(321)	263,795	(212,859)	50,936
TA 60/40 Allocation Service Class	64,567	(3,332)	61,235	—	—	—
TA Aegon High Yield Bond Initial Class	3,175	(407)	2,768	25,115	(13,931)	11,184
TA Aegon High Yield Bond Service Class	201,037	(455,645)	(254,608)	178,935	(313,528)	(134,593)
TA Aegon U.S. Government Securities Initial Class	—	(10,396)	(10,396)	28,799	(13,914)	14,885
TA Aegon U.S. Government Securities Service Class	6,504,421	(3,857,976)	2,646,445	1,467,007	(10,588,227)	(9,121,220)
TA American Funds Managed Risk - Balanced Service Class	1,343,044	(415,900)	927,144	2,031,894	(220,288)	1,811,606
TA Barrow Hanley Dividend Focused Initial Class	7,328	(67,469)	(60,141)	187,419	(110,017)	77,402
TA Barrow Hanley Dividend Focused Service Class	511,815	(851,637)	(339,822)	521,960	(596,325)	(74,365)
TA BlackRock Equity Smart Beta 100 Service Class	59,804	(23,056)	36,748	1,557,042	(25,773)	1,531,269
TA BlackRock Global Allocation Service Class	894,528	(5,386,186)	(4,491,658)	1,612,106	(4,427,699)	(2,815,593)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	411,417	(63,339)	348,078	269,037	(131,438)	137,599
TA BlackRock Global Allocation Managed Risk - Growth Service Class	143,646	(100,793)	42,853	266,473	(134,421)	132,052
TA BlackRock Global Real Estate Securities Initial Class	—	(425)	(425)	—	(521)	(521)
TA BlackRock Global Real Estate Securities Service Class	142,739	(289,465)	(146,726)	155,827	(391,650)	(235,823)
TA BlackRock Government Money Market Initial Class	67,198	(17,163)	50,035	73,359	(5,750)	67,609
TA BlackRock Government Money Market Service Class	11,561,707	(11,554,453)	7,254	8,479,367	(12,899,066)	(4,419,699)
TA BlackRock Smart Beta 40 Initial Class	149	(503)	(354)	317	(239)	78
TA BlackRock Smart Beta 40 Service Class	217,803	(1,393,269)	(1,175,466)	529,680	(1,711,563)	(1,181,883)
TA BlackRock Smart Beta 50 Service Class	597,770	(86,989)	510,781	475,314	(104,162)	371,152
TA BlackRock Smart Beta 75 Service Class	307,884	(108,641)	199,243	992,856	(15,568)	977,288
TA BlackRock Tactical Allocation Service Class	605,471	(3,317,723)	(2,712,252)	1,172,709	(3,718,803)	(2,546,094)

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Greystone International Growth Initial Class	269	(4,253)	(3,984)	26,271	(4,661)	21,610
TA Greystone International Growth Service Class	308,024	(5,517,347)	(5,209,323)	2,162,926	(454,416)	1,708,510
TA International Equity Index Service Class	202,315	(96,560)	105,755	72,761	(37,908)	34,853
TA Janus Balanced Service Class	1,582,535	(2,144,845)	(562,310)	2,280,611	(2,581,746)	(301,135)
TA Janus Mid-Cap Growth Initial Class	4,190	(740)	3,450	—	(27,766)	(27,766)
TA Janus Mid-Cap Growth Service Class	2,754,006	(273,066)	2,480,940	134,024	(136,786)	(2,762)
TA Jennison Growth Initial Class	5,062	(24,321)	(19,259)	5,372	(103,246)	(97,874)
TA Jennison Growth Service Class	444,197	(903,201)	(459,004)	1,735,808	(1,587,142)	148,666
TA JPMorgan Asset Allocation - Conservative Initial Class	—	(9,676)	(9,676)	—	—	—
TA JPMorgan Asset Allocation - Conservative Service Class	638,836	(2,581,635)	(1,942,799)	1,860,250	(3,448,185)	(1,587,935)
TA JPMorgan Asset Allocation - Growth Initial Class	—	—	—	—	(13,820)	(13,820)
TA JPMorgan Asset Allocation - Growth Service Class	104,335	(595,476)	(491,141)	182,159	(751,405)	(569,246)
TA JPMorgan Asset Allocation - Moderate Initial Class	—	(17,531)	(17,531)	—	(155,190)	(155,190)
TA JPMorgan Asset Allocation - Moderate Service Class	3,913,324	(14,067,757)	(10,154,433)	2,818,360	(14,950,615)	(12,132,255)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	—	(32)	(32)	—	(4,770)	(4,770)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,760,156	(9,006,121)	(6,245,965)	4,670,462	(8,009,864)	(3,339,402)
TA JPMorgan Core Bond Service Class	1,403,385	(1,402,317)	1,068	1,416,240	(1,143,817)	272,423
TA JPMorgan Enhanced Index Initial Class	—	(9,429)	(9,429)	7,236	(9,483)	(2,247)
TA JPMorgan Enhanced Index Service Class	178,748	(156,411)	22,337	207,747	(64,595)	143,152
TA JPMorgan International Moderate Growth Service Class	2,040,276	(4,193,121)	(2,152,845)	1,635,087	(2,788,390)	(1,153,303)
TA JPMorgan Mid Cap Value Service Class	226,933	(863,951)	(637,018)	383,393	(3,575,905)	(3,192,512)
TA JPMorgan Tactical Allocation Service Class	1,049,868	(3,820,815)	(2,770,947)	1,586,265	(3,732,508)	(2,146,243)
TA Legg Mason Dynamic Allocation - Balanced Service Class	502,496	(2,450,424)	(1,947,928)	1,028,647	(4,885,108)	(3,856,461)
TA Legg Mason Dynamic Allocation - Growth Service Class	686,331	(1,723,487)	(1,037,156)	460,320	(3,732,521)	(3,272,201)
TA Levin Large Cap Value Service Class	14,949	(4,366)	10,583	—	—	—
TA Madison Diversified Income Service Class	155,187	(81,187)	74,000	118,605	(17,985)	100,620
TA Managed Risk - Balanced ETF Service Class	2,875,044	(15,957,893)	(13,082,849)	6,042,835	(19,249,156)	(13,206,321)

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Managed Risk - Conservative ETF Service Class	593,336	(3,875,568)	(3,282,232)	1,998,635	(5,516,859)	(3,518,224)
TA Managed Risk - Growth ETF Service Class	1,630,623	(16,427,649)	(14,797,026)	3,922,740	(18,834,648)	(14,911,908)
TA Market Participation Strategy Service Class	459,070	(1,269,613)	(810,543)	187,237	(1,401,219)	(1,213,982)
TA Morgan Stanley Capital Growth Initial Class	1,865	(252)	1,613	7,681	(9,534)	(1,853)
TA Morgan Stanley Capital Growth Service Class	222,579	(252,196)	(29,617)	119,877	(113,004)	6,873
TA Multi-Managed Balanced Initial Class	—	—	—	—	—	—
TA Multi-Managed Balanced Service Class	1,029,786	(3,375,485)	(2,345,699)	8,336,276	(1,677,462)	6,658,814
TA Multi-Manager Alternative Strategies Service Class	11,958	(8,723)	3,235	7,835	(1,478)	6,357
TA PIMCO Tactical - Balanced Service Class	367,429	(1,704,524)	(1,337,095)	929,968	(1,941,017)	(1,011,049)
TA PIMCO Tactical - Conservative Service Class	186,335	(954,751)	(768,416)	845,156	(1,704,335)	(859,179)
TA PIMCO Tactical - Growth Service Class	513,316	(1,232,126)	(718,810)	813,396	(856,255)	(42,859)
TA PIMCO Total Return Initial Class	—	(7,651)	(7,651)	46,659	(11,076)	35,583
TA PIMCO Total Return Service Class	1,981,853	(5,024,295)	(3,042,442)	2,300,960	(5,899,656)	(3,598,696)
TA PineBridge Inflation Opportunities Service Class	473,162	(1,622,119)	(1,148,957)	738,699	(1,507,835)	(769,136)
TA ProFunds UltraBear Service Class (OAM)	31,101,854	(7,663,632)	23,438,222	2,984,080	(9,864,219)	(6,880,139)
TA QS Investors Active Asset Allocation - Conservative Service Class	130,614	(1,319,318)	(1,188,704)	540,748	(1,959,146)	(1,418,398)
TA QS Investors Active Asset Allocation - Moderate Service Class	822,712	(3,192,449)	(2,369,737)	703,653	(3,610,682)	(2,907,029)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	452,183	(2,332,303)	(1,880,120)	836,529	(2,283,224)	(1,446,695)
TA Small/Mid Cap Value Initial Class	216	(8,685)	(8,469)	—	(25,219)	(25,219)
TA Small/Mid Cap Value Service Class	265,758	(462,047)	(196,289)	439,251	(438,391)	860
TA T. Rowe Price Small Cap Initial Class	3,979	(11,757)	(7,778)	12,075	(2,337)	9,738
TA T. Rowe Price Small Cap Service Class	400,824	(1,125,526)	(724,702)	574,749	(766,074)	(191,325)
TA Torray Concentrated Growth Initial Class	20,983	(23,920)	(2,937)	3,857	(18,989)	(15,132)
TA Torray Concentrated Growth Service Class	45,597	(117,067)	(71,470)	40,669	(133,170)	(92,501)
TA TS&W International Equity Initial Class	74	(14,272)	(14,198)	12,995	(32,562)	(19,567)
TA TS&W International Equity Service Class	102,759	(177,317)	(74,558)	104,805	(36,263)	68,542

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA U.S. Equity Index Service Class	513,948	(52,942)	461,006	82,073	(211)	81,862
TA WMC US Growth Initial Class	83,183	(246,997)	(163,814)	20,349	(138,423)	(118,074)
TA WMC US Growth Service Class	292,725	(924,871)	(632,146)	549,849	(710,467)	(160,618)
Vanguard® Equity Index	—	—	—	—	—	—
Vanguard® International	—	(612)	(612)	—	(32)	(32)
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® Real Estate Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	—	—	—	—	—
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$1,949,402	$(1,292,852)	$656,550	$759,537	$(818,405)	$(58,868)
AB Growth and Income Class B Shares	2,284,325	(3,309,901)	(1,025,576)	8,472,984	(4,629,619)	3,843,365
AB Large Cap Growth Class B Shares	38,362	(115,934)	(77,572)	—	(127,220)	(127,220)
American Funds - Asset Allocation Class 2 Shares	18,225,904	(14,352,753)	3,873,151	10,099,596	(8,419,910)	1,679,686
American Funds - Bond Class 2 Shares	2,089,064	(2,669,646)	(580,582)	2,841,453	(2,407,365)	434,088
American Funds - Growth Class 2 Shares	14,563,406	(13,635,985)	927,421	11,907,409	(7,657,675)	4,249,734
American Funds - Growth-Income Class 2 Shares	11,860,488	(12,785,123)	(924,635)	5,913,566	(3,413,616)	2,499,950
American Funds - International Class 2 Shares	21,181,907	(5,186,985)	15,994,922	4,258,759	(2,125,571)	2,133,188
Fidelity® VIP Balanced Service Class 2	9,786,668	(5,778,865)	4,007,803	2,662,844	(2,417,273)	245,571
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—
Fidelity® VIP Contrafund® Service Class 2	5,964,809	(10,339,002)	(4,374,193)	7,782,093	(4,542,869)	3,239,224
Fidelity® VIP Equity-Income Service Class 2	47,977	(252,991)	(205,014)	—	(171,094)	(171,094)
Fidelity® VIP Growth Service Class 2	38,303	(125,050)	(86,747)	—	(36,872)	(36,872)
Fidelity® VIP Growth Opportunities Service Class 2	—	(82)	(82)	—	(63)	(63)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	5,496,452	(17,683,661)	(12,187,209)	6,705,485	(3,882,391)	2,823,094
Fidelity® VIP Value Strategies Initial Class	—	(4)	(4)	—	(5)	(5)
Fidelity® VIP Value Strategies Service Class 2	1,965,651	(4,096,610)	(2,130,959)	1,814,968	(1,690,632)	124,336
Franklin Founding Funds Allocation Class 4 Shares	4,114	(790,515)	(786,401)	—	(655,029)	(655,029)
Franklin Income Class 2 Shares	10,752	(594,154)	(583,402)	—	(427,348)	(427,348)
Franklin Mutual Shares Class 2 Shares	21,829	(155,229)	(133,400)	—	(118,058)	(118,058)
Franklin Templeton Foreign Class 2 Shares	18,209	(317,790)	(299,581)	—	(195,340)	(195,340)
Invesco V.I. American Franchise Series II Shares	—	(9,237)	(9,237)	—	(27,517)	(27,517)
Janus Henderson - Enterprise Service Shares	42,227	(100,375)	(58,148)	—	(7,136)	(7,136)
Janus Henderson - Global Research Service Shares	13,222	(74,497)	(61,275)	—	(99,306)	(99,306)
Janus Henderson - Mid Cap Value Service Shares	—	(92)	(92)	—	(83)	(83)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(39,877)	(39,877)	—	(55,727)	(55,727)

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	$—	$1	$1	$—	$(1)	$(1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(158)	(158)	—	(150)	(150)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(1,080)	(1,080)	—	(961)	(961)
MFS® New Discovery Service Class	31,353	(288,401)	(257,048)	—	(344,090)	(344,090)
MFS® Total Return Service Class	8,701	(272,635)	(263,934)	—	(718,711)	(718,711)
State Street Total Return V.I.S. Class 3 Shares	2,075,647	(427,008)	1,648,639	1,358,295	(389,341)	968,954
TA 60/40 Allocation Service Class	651,554	(33,996)	617,558	—	—	—
TA Aegon High Yield Bond Initial Class	7,334	(941)	6,393	57,975	(32,336)	25,639
TA Aegon High Yield Bond Service Class	1,182,296	(1,783,132)	(600,836)	1,289,774	(1,058,454)	231,320
TA Aegon U.S. Government Securities Initial Class	—	(20,356)	(20,356)	57,674	(27,660)	30,014
TA Aegon U.S. Government Securities Service Class	45,479,703	(15,349,476)	30,130,227	7,986,069	(52,135,039)	(44,148,970)
TA American Funds Managed Risk - Balanced Service Class	15,015,876	(4,674,950)	10,340,926	21,490,070	(2,379,240)	19,110,830
TA Barrow Hanley Dividend Focused Initial Class	63,683	(345,328)	(281,645)	522,975	(292,374)	230,601
TA Barrow Hanley Dividend Focused Service Class	2,704,181	(3,085,650)	(381,469)	3,024,117	(2,031,098)	993,019
TA BlackRock Equity Smart Beta 100 Service Class	770,489	(291,675)	478,814	17,649,123	(290,180)	17,358,943
TA BlackRock Global Allocation Service Class	6,606,992	(12,188,520)	(5,581,528)	12,195,148	(9,374,244)	2,820,904
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	4,179,377	(644,577)	3,534,800	2,661,887	(1,269,415)	1,392,472
TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,495,992	(1,051,146)	444,846	2,608,668	(1,294,099)	1,314,569
TA BlackRock Global Real Estate Securities Initial Class	—	(1,105)	(1,105)	—	(1,444)	(1,444)
TA BlackRock Global Real Estate Securities Service Class	493,190	(1,108,100)	(614,910)	838,289	(1,003,607)	(165,318)
TA BlackRock Government Money Market Initial Class	87,987	(22,496)	65,491	96,661	(7,588)	89,073
TA BlackRock Government Money Market Service Class	44,240,163	(46,081,276)	(1,841,113)	27,129,446	(40,667,118)	(13,537,672)
TA BlackRock Smart Beta 40 Initial Class	261	(858)	(597)	557	(419)	138
TA BlackRock Smart Beta 40 Service Class	1,960,367	(3,084,546)	(1,124,179)	2,407,449	(4,206,643)	(1,799,194)
TA BlackRock Smart Beta 50 Service Class	6,704,404	(974,404)	5,730,000	5,022,106	(1,103,513)	3,918,593
TA BlackRock Smart Beta 75 Service Class	3,669,375	(1,237,241)	2,432,134	11,007,040	(173,896)	10,833,144

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Tactical Allocation Service Class	$3,915,969	$(11,124,562)	$(7,208,593)	$7,910,929	$(10,646,169)	$(2,735,240)
TA Greystone International Growth Initial Class	473	(6,202)	(5,729)	41,931	(7,692)	34,239
TA Greystone International Growth Service Class	1,972,299	(15,816,171)	(13,843,872)	7,500,723	(1,341,483)	6,159,240
TA International Equity Index Service Class	2,199,889	(1,022,420)	1,177,469	753,122	(392,694)	360,428
TA Janus Balanced Service Class	13,826,278	(11,336,124)	2,490,154	14,242,859	(6,932,311)	7,310,548
TA Janus Mid-Cap Growth Initial Class	67,193	(10,066)	57,127	—	(41,035)	(41,035)
TA Janus Mid-Cap Growth Service Class	10,927,850	(1,462,153)	9,465,697	966,087	(599,626)	366,461
TA Jennison Growth Initial Class	114,062	(114,345)	(283)	59,074	(203,945)	(144,871)
TA Jennison Growth Service Class	3,586,011	(4,679,443)	(1,093,432)	7,512,691	(5,858,842)	1,653,849
TA JPMorgan Asset Allocation - Conservative Initial Class	—	(17,575)	(17,575)	—	—	—
TA JPMorgan Asset Allocation - Conservative Service Class	5,573,159	(7,490,203)	(1,917,044)	9,200,613	(9,006,414)	194,199
TA JPMorgan Asset Allocation - Growth Initial Class	—	(1)	(1)	—	(27,519)	(27,519)
TA JPMorgan Asset Allocation - Growth Service Class	1,316,284	(1,949,758)	(633,474)	1,203,419	(1,890,322)	(686,903)
TA JPMorgan Asset Allocation - Moderate Initial Class	—	(34,981)	(34,981)	—	(302,823)	(302,823)
TA JPMorgan Asset Allocation - Moderate Service Class	35,958,570	(35,153,724)	804,846	15,918,317	(36,478,026)	(20,559,709)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	—	(70)	(70)	—	(9,350)	(9,350)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	17,920,165	(27,637,283)	(9,717,118)	28,344,866	(19,420,616)	8,924,250
TA JPMorgan Core Bond Service Class	4,986,043	(4,428,451)	557,592	5,629,923	(3,802,755)	1,827,168
TA JPMorgan Enhanced Index Initial Class	—	(34,496)	(34,496)	22,510	(31,396)	(8,886)
TA JPMorgan Enhanced Index Service Class	1,531,352	(2,308,887)	(777,535)	1,924,073	(822,324)	1,101,749
TA JPMorgan International Moderate Growth Service Class	6,284,165	(8,222,579)	(1,938,414)	6,136,719	(5,205,838)	930,881
TA JPMorgan Mid Cap Value Service Class	2,939,151	(6,753,056)	(3,813,905)	3,758,762	(11,763,475)	(8,004,713)
TA JPMorgan Tactical Allocation Service Class	9,005,331	(12,975,219)	(3,969,888)	10,276,102	(14,190,939)	(3,914,837)
TA Legg Mason Dynamic Allocation - Balanced Service Class	3,903,876	(13,106,573)	(9,202,697)	7,721,393	(18,245,419)	(10,524,026)
TA Legg Mason Dynamic Allocation - Growth Service Class	2,977,749	(7,360,265)	(4,382,516)	3,370,686	(12,203,681)	(8,832,995)
TA Levin Large Cap Value Service Class	155,145	(45,974)	109,171	—	—	—

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Madison Diversified Income Service Class	$1,856,553	$(957,814)	$898,739	$1,271,788	$(208,114)	$1,063,674
TA Managed Risk - Balanced ETF Service Class	25,942,401	(47,537,418)	(21,595,017)	31,640,173	(50,680,715)	(19,040,542)
TA Managed Risk - Conservative ETF Service Class	5,342,095	(13,261,520)	(7,919,425)	7,241,070	(13,818,395)	(6,577,325)
TA Managed Risk - Growth ETF Service Class	9,393,371	(44,800,662)	(35,407,291)	24,979,659	(42,247,413)	(17,267,754)
TA Market Participation Strategy Service Class	2,493,587	(5,551,482)	(3,057,895)	1,505,598	(4,065,205)	(2,559,607)
TA Morgan Stanley Capital Growth Initial Class	6,506	(883)	5,623	21,689	(27,932)	(6,243)
TA Morgan Stanley Capital Growth Service Class	3,126,541	(1,990,478)	1,136,063	1,386,767	(579,635)	807,132
TA Multi-Managed Balanced Initial Class	—	1	1	—	(1)	(1)
TA Multi-Managed Balanced Service Class	11,106,005	(12,989,480)	(1,883,475)	45,884,338	(9,317,038)	36,567,300
TA Multi-Manager Alternative Strategies Service Class	120,392	(87,491)	32,901	77,680	(14,750)	62,930
TA PIMCO Tactical - Balanced Service Class	1,748,065	(4,237,165)	(2,489,100)	2,780,926	(6,617,922)	(3,836,996)
TA PIMCO Tactical - Conservative Service Class	1,801,136	(4,739,212)	(2,938,076)	3,521,994	(4,917,296)	(1,395,302)
TA PIMCO Tactical - Growth Service Class	2,863,923	(3,438,845)	(574,922)	4,971,722	(2,721,442)	2,250,280
TA PIMCO Total Return Initial Class	—	(12,357)	(12,357)	76,899	(18,356)	58,543
TA PIMCO Total Return Service Class	7,974,434	(12,040,698)	(4,066,264)	10,306,388	(12,901,289)	(2,594,901)
TA PineBridge Inflation Opportunities Service Class	2,948,447	(2,739,051)	209,396	2,742,597	(2,204,534)	538,063
TA ProFunds UltraBear Service Class (OAM)	1,301,917	(305,384)	996,533	133,584	(517,612)	(384,028)
TA QS Investors Active Asset Allocation - Conservative Service Class	1,366,652	(4,536,316)	(3,169,664)	2,343,228	(3,856,031)	(1,512,803)
TA QS Investors Active Asset Allocation - Moderate Service Class	6,872,899	(12,334,613)	(5,461,714)	4,171,082	(11,487,299)	(7,316,217)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,211,307	(8,483,236)	(5,271,929)	3,580,250	(8,043,433)	(4,463,183)
TA Small/Mid Cap Value Initial Class	3,137	(136,524)	(133,387)	—	(330,412)	(330,412)
TA Small/Mid Cap Value Service Class	2,007,626	(1,963,557)	44,069	2,282,118	(1,327,008)	955,110
TA T. Rowe Price Small Cap Initial Class	35,207	(75,225)	(40,018)	50,612	(5,703)	44,909
TA T. Rowe Price Small Cap Service Class	5,166,357	(9,880,027)	(4,713,670)	5,501,434	(3,866,453)	1,634,981
TA Torray Concentrated Growth Initial Class	159,959	(179,762)	(19,803)	28,887	(123,109)	(94,222)

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Torray Concentrated Growth Service Class	$376,916	$(721,131)	$(344,215)	$366,741	$(457,764)	$(91,023)
TA TS&W International Equity Initial Class	188	(40,670)	(40,482)	30,521	(76,087)	(45,566)
TA TS&W International Equity Service Class	676,937	(870,727)	(193,790)	736,182	(198,288)	537,894
TA U.S. Equity Index Service Class	5,957,181	(599,432)	5,357,749	892,076	(2,335)	889,741
TA WMC US Growth Initial Class	192,117	(513,869)	(321,752)	54,532	(218,238)	(163,706)
TA WMC US Growth Service Class	3,014,129	(4,691,261)	(1,677,132)	3,773,943	(2,405,506)	1,368,437
Vanguard® Equity Index	—	(1)	(1)	—	—	—
Vanguard® International	—	(9,908)	(9,908)	—	(399)	(399)
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® Real Estate Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	(1)	(1)	—	—	—
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2018	1,591,557	$12.90	to	$10.24	$4,944,515	1.70%	0.40%	to	2.70%	(6.79)%	to	(8.88)%
12/31/2017	1,763,828	13.84	to	11.24	4,712,679	1.78	0.40	to	2.70	14.88	to	12.59
12/31/2016	2,023,694	12.01	to	11.35	4,215,929	1.84	0.65	to	2.20	3.77	to	2.18
12/31/2015	2,341,162	11.58	to	11.11	4,557,024	2.04	0.65	to	2.20	0.64	to	(0.91)
12/31/2014	2,304,500	11.51	to	11.21	4,312,479	2.49	0.65	to	2.20	6.42	to	4.78
AB Growth and Income Class B Shares
12/31/2018	5,713,960	15.98	to	1.83	22,549,039	0.75	0.40	to	2.50	(6.22)	to	(8.15)
12/31/2017	6,311,186	17.05	to	1.99	25,327,849	1.41	0.40	to	2.50	17.54	to	15.71
12/31/2016	5,510,413	14.43	to	13.87	17,846,053	0.86	0.90	to	2.00	10.08	to	8.88
12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)
12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
AB Large Cap Growth Class B Shares
12/31/2018	139,295	2.66	to	2.02	378,988	—	1.15	to	2.50	1.15	to	(0.19)
12/31/2017	165,616	2.63	to	2.03	445,455	—	1.15	to	2.50	30.18	to	28.47
12/31/2016	217,408	2.02	to	1.99	447,199	—	1.15	to	1.95	1.19	to	0.40
12/31/2015	229,886	2.00	to	1.99	468,281	—	1.15	to	1.95	9.59	to	8.74
12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
American Funds—Asset Allocation Class 2 Shares
12/31/2018	11,287,218	14.10	to	10.42	54,283,384	1.82	0.60	to	2.80	(5.18)	to	(7.22)
12/31/2017	15,279,462	14.87	to	11.23	54,222,730	1.54	0.60	to	2.80	15.36	to	13.07
12/31/2016	17,001,645	12.88	to	12.16	45,745,822	1.86	0.75	to	2.30	8.59	to	6.93
12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)
12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
American Funds—Bond Class 2 Shares
12/31/2018	4,465,231	10.42	to	9.79	15,508,538	2.39	0.60	to	2.80	(1.31)	to	(3.43)
12/31/2017	5,015,162	10.56	to	10.14	16,486,527	1.95	0.60	to	2.80	2.89	to	0.85
12/31/2016	5,550,075	10.24	to	9.68	15,744,768	1.72	0.75	to	2.30	2.18	to	0.61
12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)
12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
American Funds—Growth Class 2 Shares
12/31/2018	4,840,041	18.67	to	11.94	43,464,477	0.45	0.60	to	2.80	(0.85)	to	(2.98)
12/31/2017	5,074,221	18.83	to	12.31	43,786,720	0.52	0.60	to	2.80	27.34	to	24.81
12/31/2016	5,791,039	14.77	to	13.95	30,774,870	0.86	0.75	to	2.30	8.67	to	7.01
12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43
12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
American Funds—Growth-Income Class 2 Shares
12/31/2018	3,300,529	17.44	to	11.25	29,560,348	1.54	0.60	to	2.80	(2.38)	to	(4.48)
12/31/2017	6,132,937	17.87	to	11.78	31,707,232	1.44	0.60	to	2.80	21.47	to	19.06
12/31/2016	6,196,880	14.69	to	13.88	24,020,712	1.60	0.75	to	2.30	10.69	to	8.99
12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)
12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
American Funds—International Class 2 Shares
12/31/2018	11,793,828	12.08	to	10.86	28,518,169	2.22	0.60	to	2.80	(13.66)	to	(15.51)
12/31/2017	4,186,038	14.00	to	12.85	17,419,416	1.31	0.60	to	2.80	31.16	to	28.56
12/31/2016	4,168,809	10.66	to	10.07	11,475,849	1.49	0.75	to	2.30	2.76	to	1.18
12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)
12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Balanced Service Class 2
12/31/2018	8,189,669	$14.33	to	$10.50	$26,708,903	1.37%	0.40%	to	2.50%	(4.82)%	to	(6.79)%
12/31/2017	8,980,286	15.06	to	11.26	24,492,159	1.28	0.40	to	2.50	15.60	to	13.29
12/31/2016	9,610,359	13.02	to	12.30	21,131,382	1.13	0.45	to	2.00	6.50	to	4.87
12/31/2015	10,652,231	12.22	to	11.73	20,942,222	1.38	0.45	to	2.00	(0.09)	to	(1.63)
12/31/2014	10,374,254	12.23	to	11.92	18,248,581	1.52	0.45	to	2.00	9.52	to	7.84
Fidelity® VIP Contrafund® Initial Class
12/31/2018	—	16.17	to	15.85	—	—	0.65	to	1.00	(6.99)	to	(7.31)
12/31/2017	—	17.38	to	17.10	—	—	0.65	to	1.00	21.09	to	20.67
12/31/2016	—	14.35	to	14.17	—	—	0.65	to	1.00	7.31	to	6.93
12/31/2015	—	13.38	to	13.25	—	—	0.65	to	1.00	0.02	to	(0.33)
12/31/2014	—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
Fidelity® VIP Contrafund® Service Class 2
12/31/2018	5,600,447	15.86	to	2.54	37,145,331	0.43	0.40	to	2.50	(7.01)	to	(8.93)
12/31/2017	6,467,651	17.06	to	2.79	44,958,123	0.79	0.40	to	2.50	20.50	to	18.63
12/31/2016	6,870,488	14.09	to	13.54	34,500,882	0.67	0.90	to	2.00	6.77	to	5.60
12/31/2015	7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)
12/31/2014	10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
Fidelity® VIP Equity-Income Service Class 2
12/31/2018	271,212	1.60	to	1.72	502,640	1.83	1.15	to	2.50	(9.58)	to	(10.78)
12/31/2017	360,555	1.77	to	1.93	761,780	1.42	1.15	to	2.50	11.37	to	9.91
12/31/2016	441,460	1.59	to	1.87	849,441	2.07	1.15	to	1.95	16.37	to	15.46
12/31/2015	522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)
12/31/2014	589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
Fidelity® VIP Growth Service Class 2
12/31/2018	362,404	2.49	to	1.94	907,513	0.04	1.15	to	2.50	(1.57)	to	(2.87)
12/31/2017	392,569	2.53	to	2.00	1,003,079	0.08	1.15	to	2.50	33.29	to	31.54
12/31/2016	408,897	1.90	to	1.81	785,155	—	1.15	to	1.95	(0.59)	to	(1.37)
12/31/2015	427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86
12/31/2014	451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2018	1,194	2.68	to	1.99	2,443	0.08	1.25	to	1.55	10.82	to	10.49
12/31/2017	1,238	2.42	to	1.80	2,289	0.10	1.25	to	1.55	32.53	to	32.14
12/31/2016	1,283	1.83	to	1.36	1,792	0.05	1.25	to	1.55	(1.17)	to	(1.46)
12/31/2015	1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74
12/31/2014	1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
Fidelity® VIP Mid Cap Initial Class
12/31/2018	—	14.64	to	14.35	—	—	0.65	to	1.00	(15.10)	to	(15.39)
12/31/2017	—	17.24	to	16.96	—	—	0.65	to	1.00	20.03	to	19.61
12/31/2016	—	14.36	to	14.18	—	—	0.65	to	1.00	11.51	to	11.12
12/31/2015	—	12.88	to	12.76	—	—	0.65	to	1.00	(2.03)	to	(2.37)
12/31/2014	—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
Fidelity® VIP Mid Cap Service Class 2
12/31/2018	2,778,518	14.36	to	2.95	20,393,728	0.37	0.40	to	2.50	(15.11)	to	(16.86)
12/31/2017	5,062,903	16.92	to	3.55	36,379,914	0.50	0.40	to	2.50	19.46	to	17.61
12/31/2016	5,297,560	14.09	to	13.54	27,980,216	0.34	0.90	to	2.00	10.92	to	9.71
12/31/2015	5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)
12/31/2014	3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
Fidelity® VIP Value Strategies Initial Class
12/31/2018	1,730	12.83	to	12.57	22,195	0.98	0.65	to	1.00	(17.86)	to	(18.15)
12/31/2017	1,731	15.62	to	15.36	27,025	1.51	0.65	to	1.00	18.59	to	18.17
12/31/2016	1,731	13.17	to	13.00	22,793	1.16	0.65	to	1.00	8.91	to	8.54
12/31/2015	1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)
12/31/2014	1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Value Strategies Service Class 2
12/31/2018	1,554,410	$12.58	to	$2.29	$8,610,083	0.71%	0.40%	to	2.50%	(17.83)%	to	(19.52)%
12/31/2017	2,008,310	15.32	to	2.85	12,836,585	1.23	0.40	to	2.50	18.02	to	16.19
12/31/2016	2,168,759	12.91	to	12.41	10,823,952	1.00	0.90	to	2.00	8.30	to	7.11
12/31/2015	2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)
12/31/2014	4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
Franklin Founding Funds Allocation Class 4 Shares
12/31/2018	1,241,190	1.92	to	9.53	2,302,272	3.02	1.30	to	2.65	(10.75)	to	(11.93)
12/31/2017	1,619,010	2.15	to	10.82	3,384,945	2.52	1.30	to	2.65	10.35	to	8.90
12/31/2016	1,941,404	1.95	to	1.83	3,694,259	3.71	1.30	to	2.10	11.48	to	10.61
12/31/2015	2,139,547	1.75	to	1.66	3,663,185	2.77	1.30	to	2.10	(7.44)	to	(8.17)
12/31/2014	2,570,942	1.89	to	1.80	4,770,440	2.69	1.30	to	2.10	1.43	to	0.64
Franklin Income Class 2 Shares
12/31/2018	1,855,382	1.41	to	1.36	2,577,641	4.90	1.15	to	2.50	(5.40)	to	(6.65)
12/31/2017	2,252,757	1.49	to	1.46	3,318,178	4.23	1.15	to	2.50	8.43	to	7.00
12/31/2016	2,549,956	1.37	to	1.27	3,477,568	4.92	1.15	to	1.95	12.73	to	11.85
12/31/2015	2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)
12/31/2014	6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
Franklin Mutual Shares Class 2 Shares
12/31/2018	400,640	1.27	to	1.54	510,977	2.27	1.15	to	2.50	(10.11)	to	(11.30)
12/31/2017	498,421	1.41	to	1.74	705,918	2.17	1.15	to	2.50	7.12	to	5.71
12/31/2016	582,908	1.32	to	1.22	775,627	1.91	1.15	to	1.95	14.74	to	13.84
12/31/2015	686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)
12/31/2014	713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
Franklin Templeton Foreign Class 2 Shares
12/31/2018	1,262,245	0.95	to	1.08	1,180,019	2.71	1.15	to	2.50	(16.41)	to	(17.52)
12/31/2017	1,543,003	1.14	to	1.31	1,730,862	2.59	1.15	to	2.50	15.37	to	13.86
12/31/2016	1,725,317	0.99	to	0.92	1,683,083	1.97	1.15	to	1.95	5.96	to	5.13
12/31/2015	1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)
12/31/2014	2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
Invesco V.I. American Franchise Series II Shares
12/31/2018	104,763	1.78	to	1.63	181,992	—	1.15	to	2.50	(4.99)	to	(6.25)
12/31/2017	109,350	1.87	to	1.74	200,731	—	1.15	to	2.50	25.59	to	23.94
12/31/2016	125,436	1.49	to	1.44	183,985	—	1.15	to	1.95	0.86	to	0.07
12/31/2015	126,470	1.48	to	1.44	184,547	—	1.15	to	1.95	3.56	to	2.75
12/31/2014	128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
Janus Henderson—Enterprise Service Shares
12/31/2018	81,729	3.06	to	2.65	295,954	0.13	1.15	to	2.50	(1.80)	to	(3.10)
12/31/2017	94,795	3.11	to	2.73	356,554	0.53	1.15	to	2.50	25.65	to	24.00
12/31/2016	97,516	2.48	to	3.00	290,893	0.72	1.15	to	1.95	10.83	to	9.97
12/31/2015	101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78
12/31/2014	116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
Janus Henderson—Global Research Service Shares
12/31/2018	197,738	1.65	to	1.32	297,947	0.96	1.15	to	2.50	(8.15)	to	(9.36)
12/31/2017	231,664	1.79	to	1.46	389,774	0.68	1.15	to	2.50	25.25	to	23.60
12/31/2016	289,631	1.43	to	1.43	395,561	0.95	1.15	to	1.95	0.66	to	(0.12)
12/31/2015	299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)
12/31/2014	308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
Janus Henderson—Mid Cap Value Service Shares
12/31/2018	934	2.30	to	2.18	2,089	0.90	1.25	to	1.55	(14.89)	to	(15.14)
12/31/2017	969	2.71	to	2.56	2,549	0.64	1.25	to	1.55	12.23	to	11.90
12/31/2016	1,004	2.41	to	2.29	2,356	0.91	1.25	to	1.55	17.30	to	16.96
12/31/2015	1,039	2.06	to	1.96	2,083	1.04	1.25	to	1.55	(4.88)	to	(5.16)
12/31/2014	1,075	2.16	to	2.07	2,268	3.34	1.25	to	1.55	7.10	to	6.78

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2018	342,219	$1.29	to	$9.91	$433,361	2.40%	1.25%	to	2.50%	(1.19)%	to	(2.40)%
12/31/2017	373,840	1.30	to	10.16	480,107	2.58	1.25	to	2.50	2.30	to	1.05
12/31/2016	417,140	1.27	to	1.21	525,026	2.65	1.25	to	1.95	0.86	to	0.17
12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)
12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2018	52,138	3.04	to	9.41	158,145	0.96	1.25	to	2.50	(12.93)	to	(14.00)
12/31/2017	52,138	3.50	to	10.94	181,699	0.79	1.25	to	2.50	12.36	to	11.00
12/31/2016	52,138	3.11	to	2.95	161,765	0.86	1.25	to	1.95	13.28	to	12.51
12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)
12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2018	2,503	3.09	to	9.53	7,637	0.37	1.25	to	2.50	(13.02)	to	(14.09)
12/31/2017	2,547	3.55	to	11.09	8,950	0.32	1.25	to	2.50	13.81	to	12.42
12/31/2016	2,590	3.12	to	2.96	8,007	0.52	1.25	to	1.95	18.73	to	17.92
12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)
12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2018	24,936	3.16	to	10.76	78,356	0.82	1.25	to	2.50	(7.33)	to	(8.47)
12/31/2017	25,247	3.41	to	11.76	85,661	0.88	1.25	to	2.50	20.82	to	19.36
12/31/2016	25,556	2.82	to	2.68	71,808	0.98	1.25	to	1.95	9.57	to	8.82
12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)
12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
MFS® New Discovery Service Class
12/31/2018	535,587	2.58	to	2.74	1,480,353	—	1.15	to	2.50	(2.84)	to	(4.13)
12/31/2017	614,556	2.65	to	2.86	1,753,527	—	1.15	to	2.50	24.90	to	23.26
12/31/2016	728,669	2.12	to	1.99	1,699,029	—	1.15	to	1.95	7.57	to	6.72
12/31/2015	840,975	1.98	to	1.86	1,819,446	—	1.15	to	1.95	(3.26)	to	(4.02)
12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
MFS® Total Return Service Class
12/31/2018	540,759	1.62	to	1.69	936,597	1.92	1.15	to	2.50	(6.95)	to	(8.18)
12/31/2017	684,296	1.74	to	1.84	1,277,761	2.24	1.15	to	2.50	10.75	to	9.30
12/31/2016	1,048,659	1.57	to	1.69	1,824,238	2.68	1.15	to	1.95	7.58	to	6.74
12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)
12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
State Street Total Return V.I.S. Class 3 Shares
12/31/2018	1,413,838	12.38	to	10.19	4,872,213	2.33	0.40	to	2.70	(6.98)	to	(9.08)
12/31/2017	1,414,159	13.31	to	11.21	3,637,485	2.13	0.40	to	2.70	14.52	to	12.24
12/31/2016	1,363,223	11.59	to	10.95	2,313,919	1.77	0.65	to	2.20	5.39	to	3.78
12/31/2015	1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)
12/31/2014	1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
TA 60/40 Allocation Service Class
12/31/2018(1)	61,235	9.64	to	9.52	586,107	—	0.20	to	2.00	—	to	—
TA Aegon High Yield Bond Initial Class
12/31/2018	50,377	11.88	to	2.00	132,360	6.34	0.45	to	2.50	(2.79)	to	(4.75)
12/31/2017	47,609	12.23	to	2.10	130,755	6.27	0.45	to	2.50	6.96	to	4.83
12/31/2016	36,425	11.43	to	1.85	98,517	5.97	0.45	to	1.90	14.83	to	13.20
12/31/2015	53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)
12/31/2014	67,661	10.44	to	1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2018	1,879,618	$11.58	to	$9.97	$6,383,952	5.91%	0.20%	to	2.50%	(2.90)%	to	(5.09)%
12/31/2017	2,134,226	11.92	to	10.51	7,261,724	5.61	0.20	to	2.50	6.25	to	4.60
12/31/2016	2,268,819	11.15	to	10.71	6,641,135	5.69	0.90	to	2.00	13.97	to	12.73
12/31/2015	2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)
12/31/2014	2,664,043	10.31	to	10.13	5,933,436	5.62	0.90	to	2.00	2.68	to	1.55
TA Aegon U.S. Government Securities Initial Class
12/31/2018	132,172	1.46	to	1.15	261,085	3.03	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2017	142,568	1.47	to	1.18	284,854	4.00	1.25	to	2.50	1.39	to	0.16
12/31/2016	127,683	1.45	to	1.25	251,979	0.88	1.25	to	1.90	(0.93)	to	(1.56)
12/31/2015	153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)
12/31/2014	184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
TA Aegon U.S. Government Securities Service Class
12/31/2018	13,408,309	10.10	to	9.74	58,924,996	2.23	0.20	to	2.50	(0.19)	to	(2.47)
12/31/2017	10,761,864	10.11	to	9.99	28,859,784	2.68	0.20	to	2.50	1.90	to	(0.13)
12/31/2016	19,883,084	9.90	to	9.36	72,397,578	0.44	0.45	to	2.00	(0.31)	to	(1.84)
12/31/2015	19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)
12/31/2014	14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
TA American Funds Managed Risk—Balanced Service Class
12/31/2018	5,415,173	10.92	to	10.21	56,971,412	0.85	0.20	to	2.50	(6.01)	to	(8.13)
12/31/2017	4,488,029	11.62	to	11.11	50,784,606	0.64	0.20	to	2.50	14.11	to	11.84
12/31/2016	2,676,423	10.16	to	9.90	26,789,196	0.61	0.45	to	2.00	5.94	to	4.31
12/31/2015(1)	977,622	9.59	to	9.49	9,319,240	—	0.45	to	2.00	—	to	—
TA Barrow Hanley Dividend Focused Initial Class
12/31/2018	1,230,584	14.66	to	1.69	3,017,847	2.16	0.45	to	2.50	(11.90)	to	(13.67)
12/31/2017	1,290,725	16.64	to	1.96	3,740,605	2.17	0.45	to	2.50	15.91	to	13.60
12/31/2016	1,213,323	14.36	to	2.01	3,032,677	2.05	0.45	to	1.90	14.40	to	12.78
12/31/2015	1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)
12/31/2014	1,664,774	13.08	to	1.89	3,844,650	1.34	0.45	to	1.90	11.67	to	10.08
TA Barrow Hanley Dividend Focused Service Class
12/31/2018	5,558,372	14.28	to	9.66	20,061,618	1.94	0.20	to	2.50	(11.86)	to	(13.85)
12/31/2017	5,898,194	16.20	to	11.21	23,499,428	2.21	0.20	to	2.50	15.09	to	13.30
12/31/2016	5,972,559	13.98	to	13.44	19,563,340	2.20	0.90	to	2.00	13.57	to	12.33
12/31/2015	4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)
12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2018	1,675,426	12.26	to	11.04	20,189,042	1.15	0.20	to	2.50	(5.52)	to	(7.65)
12/31/2017	1,638,678	12.98	to	11.96	21,047,568	0.58	0.20	to	2.50	22.68	to	20.23
12/31/2016(1)	107,409	10.55	to	10.43	1,126,448	—	0.45	to	2.00	—	to	—
TA BlackRock Global Allocation Service Class
12/31/2018	21,778,327	11.66	to	9.94	60,747,803	1.12	0.20	to	2.50	(7.81)	to	(9.89)
12/31/2017	26,269,985	12.65	to	11.03	72,510,972	1.10	0.20	to	2.50	12.99	to	10.73
12/31/2016	29,085,578	11.17	to	10.53	62,055,519	0.38	0.45	to	2.00	4.09	to	2.49
12/31/2015	32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)
12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
TA BlackRock Global Allocation Managed Risk—Balanced Service Class
12/31/2018	1,255,834	9.85	to	9.84	11,878,103	1.22	0.20	to	2.50	(7.95)	to	(10.03)
12/31/2017	907,756	10.70	to	10.93	9,425,985	0.66	0.20	to	2.50	12.00	to	9.77
12/31/2016	770,157	9.53	to	9.22	7,203,419	1.96	0.45	to	2.00	(0.08)	to	(1.61)
12/31/2015(1)	348,633	9.54	to	9.37	3,294,098	—	0.45	to	2.00	—	to	—
TA BlackRock Global Allocation Managed Risk—Growth Service Class
12/31/2018	977,690	9.79	to	10.04	9,178,404	1.29	0.20	to	2.50	(10.34)	to	(12.37)
12/31/2017	934,837	10.92	to	11.45	9,906,384	0.68	0.20	to	2.50	17.34	to	15.00
12/31/2016	802,785	9.28	to	8.98	7,315,682	2.25	0.45	to	2.00	(0.64)	to	(2.16)
12/31/2015(1)	491,576	9.34	to	9.18	4,545,309	—	0.45	to	2.00	—	to	—

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Global Real Estate Securities Initial Class
12/31/2018	7,607	$10.29	to	$2.20	$19,076	8.81%	0.45%	to	2.50%	(10.49)%	to	(12.30)%
12/31/2017	8,032	11.49	to	2.51	22,719	3.68	0.45	to	2.50	10.82	to	8.61
12/31/2016	8,553	10.37	to	2.01	22,037	1.76	0.45	to	1.90	0.17	to	(1.25)
12/31/2015	8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)
12/31/2014	14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
TA BlackRock Global Real Estate Securities Service Class
12/31/2018	1,321,327	10.02	to	9.62	4,790,053	8.08	0.20	to	2.50	(10.51)	to	(12.53)
12/31/2017	1,468,053	11.20	to	11.00	6,088,478	3.27	0.20	to	2.50	10.02	to	8.31
12/31/2016	1,703,876	10.11	to	9.72	5,721,454	1.43	0.90	to	2.00	(0.48)	to	(1.56)
12/31/2015	1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)
12/31/2014	2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
TA BlackRock Government Money Market Initial Class
12/31/2018	176,536	1.00	to	0.80	232,251	1.84	1.25	to	2.50	0.54	to	(0.69)
12/31/2017	126,501	0.99	to	0.80	165,775	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2016	58,892	1.00	to	0.92	78,249	0.01	1.25	to	1.90	(1.22)	to	(1.85)
12/31/2015	106,547	1.02	to	0.94	143,537	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2014	126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
TA BlackRock Government Money Market Service Class
12/31/2018	7,842,179	9.88	to	0.79	20,467,005	0.73	0.20	to	2.50	0.64	to	(1.66)
12/31/2017	7,834,925	9.82	to	0.80	22,509,391	0.01	0.20	to	2.50	(0.44)	to	(2.43)
12/31/2016	12,254,624	9.84	to	9.29	36,408,179	0.01	0.45	to	2.00	(0.44)	to	(1.97)
12/31/2015	10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2014	13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
TA BlackRock Smart Beta 40 Initial Class
12/31/2018	35,527	1.72	to	1.50	59,783	1.93	1.25	to	2.50	(5.33)	to	(6.49)
12/31/2017	35,881	1.82	to	1.61	63,870	1.78	1.25	to	2.50	8.39	to	7.07
12/31/2016	35,803	1.68	to	1.35	58,884	1.50	1.25	to	1.90	0.97	to	0.32
12/31/2015	40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)
12/31/2014	40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
TA BlackRock Smart Beta 40 Service Class
12/31/2018	6,257,613	11.24	to	1.11	19,793,618	1.68	0.20	to	2.50	(4.62)	to	(6.77)
12/31/2017	7,433,079	11.79	to	1.19	22,153,340	1.47	0.20	to	2.50	9.03	to	6.86
12/31/2016	8,614,962	10.78	to	10.19	22,289,282	1.25	0.45	to	2.00	1.53	to	(0.02)
12/31/2015	9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)
12/31/2014	10,378,014	10.71	to	10.44	20,046,123	0.83	0.45	to	2.00	4.88	to	3.27
TA BlackRock Smart Beta 50 Service Class
12/31/2018	1,227,760	11.20	to	10.46	13,386,876	0.87	0.20	to	2.50	(2.82)	to	(5.01)
12/31/2017	716,979	11.52	to	11.01	8,137,482	0.77	0.20	to	2.50	12.34	to	10.10
12/31/2016(1)	345,827	10.23	to	10.11	3,516,806	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2018	1,258,007	11.63	to	10.75	14,317,981	0.89	0.20	to	2.50	(4.10)	to	(6.27)
12/31/2017	1,058,764	12.13	to	11.47	12,688,035	0.55	0.20	to	2.50	17.44	to	15.10
12/31/2016(1)	81,476	10.30	to	10.18	833,826	—	0.45	to	2.00	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2018	27,351,633	12.28	to	1.17	94,975,663	0.98	0.20	to	2.50	(4.61)	to	(6.76)
12/31/2017	30,063,885	12.88	to	1.25	108,003,935	1.48	0.20	to	2.50	11.18	to	8.97
12/31/2016	32,609,979	11.55	to	10.92	100,557,415	2.32	0.45	to	2.00	4.44	to	2.84
12/31/2015	33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)
12/31/2014	34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Greystone International Growth Initial Class
12/31/2018	63,800	$10.88	to	$1.40	$87,012	1.24%	0.45%	to	2.50%	(18.08)%	to	(19.73)%
12/31/2017	67,784	13.28	to	1.74	113,918	1.67	0.45	to	2.50	26.68	to	24.15
12/31/2016	46,174	10.48	to	1.57	61,836	1.54	0.45	to	1.90	(0.37)	to	(1.78)
12/31/2015	53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)
12/31/2014	49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
TA Greystone International Growth Service Class
12/31/2018	1,767,291	10.60	to	9.95	6,860,618	0.53	0.20	to	2.50	(18.11)	to	(19.96)
12/31/2017	6,976,614	12.95	to	12.43	23,218,498	1.33	0.20	to	2.50	25.85	to	23.90
12/31/2016	5,268,104	10.22	to	9.82	13,345,400	1.35	0.90	to	2.00	(1.03)	to	(2.11)
12/31/2015	5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)
12/31/2014	1,240,007	10.44	to	10.26	3,695,090	0.95	0.90	to	2.00	(6.26)	to	(7.28)
TA International Equity Index Service Class
12/31/2018	140,608	9.51	to	9.15	1,313,264	0.41	0.35	to	2.65	(14.53)	to	(16.46)
12/31/2017(1)	34,853	11.12	to	10.96	385,013	—	0.35	to	2.65	—	to	—
TA Janus Balanced Service Class
12/31/2018	16,302,543	14.23	to	11.02	85,847,112	1.49	0.20	to	2.50	(0.27)	to	(2.52)
12/31/2017	16,864,853	14.27	to	11.31	84,726,412	1.33	0.20	to	2.50	16.21	to	13.89
12/31/2016	17,165,988	12.25	to	11.57	66,683,993	1.09	0.45	to	2.00	3.65	to	2.06
12/31/2015	14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)
12/31/2014	11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
TA Janus Mid-Cap Growth Initial Class
12/31/2018	8,193	14.39	to	1.74	64,489	0.07	0.45	to	2.50	(1.66)	to	(3.64)
12/31/2017	4,743	14.64	to	1.81	14,086	0.05	0.45	to	2.50	28.43	to	25.87
12/31/2016	32,509	11.40	to	1.88	47,880	—	0.45	to	1.90	(2.48)	to	(3.87)
12/31/2015	24,339	11.69	to	1.95	33,445	—	0.45	to	1.90	(5.46)	to	(6.80)
12/31/2014	28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
TA Janus Mid-Cap Growth Service Class
12/31/2018	3,554,951	14.02	to	11.89	13,165,619	—	0.20	to	2.50	(1.65)	to	(3.87)
12/31/2017	1,074,011	14.26	to	12.36	4,956,165	—	0.20	to	2.50	27.59	to	25.61
12/31/2016	1,076,773	11.10	to	10.67	3,562,151	—	0.90	to	2.00	(3.18)	to	(4.23)
12/31/2015	1,283,293	11.47	to	11.14	3,821,907	—	0.90	to	2.00	(6.11)	to	(7.14)
12/31/2014	1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
TA Jennison Growth Initial Class
12/31/2018	723,816	20.20	to	2.25	1,707,050	0.02	0.45	to	2.50	(1.31)	to	(3.29)
12/31/2017	743,075	20.47	to	2.33	1,747,868	0.01	0.45	to	2.50	35.83	to	33.12
12/31/2016	840,949	15.07	to	2.13	1,422,270	—	0.45	to	1.90	(2.09)	to	(3.48)
12/31/2015	1,148,264	15.39	to	2.20	2,001,597	—	0.45	to	1.90	10.90	to	9.33
12/31/2014	1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
TA Jennison Growth Service Class
12/31/2018	4,346,169	19.66	to	12.63	22,433,034	—	0.20	to	2.50	(1.34)	to	(3.56)
12/31/2017	4,805,173	19.93	to	13.09	24,077,942	—	0.20	to	2.50	34.82	to	32.73
12/31/2016	4,656,507	14.68	to	14.11	16,155,829	—	0.90	to	2.00	(2.78)	to	(3.84)
12/31/2015	5,878,652	15.10	to	14.67	18,662,985	—	0.90	to	2.00	10.12	to	8.91
12/31/2014	4,747,106	13.72	to	13.47	12,818,115	—	0.90	to	2.00	8.81	to	7.62
TA JPMorgan Asset Allocation—Conservative Initial Class
12/31/2018	—	1.79	to	1.62	—	—	1.25	to	2.50	(5.17)	to	(6.33)
12/31/2017	9,676	1.89	to	1.73	17,848	2.12	1.25	to	2.50	11.42	to	10.07
12/31/2016	9,676	1.69	to	1.42	16,042	2.03	1.25	to	1.90	3.33	to	2.68
12/31/2015	9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)
12/31/2014	35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Asset Allocation—Conservative Service Class
12/31/2018	20,318,517	$11.62	to	$10.18	$61,918,870	1.59%	0.20%	to	2.50%	(4.47)%	to	(6.66)%
12/31/2017	22,261,316	12.16	to	10.91	67,550,887	1.92	0.20	to	2.50	12.06	to	9.83
12/31/2016	23,849,251	10.83	to	10.23	60,565,402	1.78	0.45	to	2.00	3.84	to	2.24
12/31/2015	29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)
12/31/2014	31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
TA JPMorgan Asset Allocation—Growth Initial Class
12/31/2018	16,941	2.00	to	1.98	33,118	1.89	1.25	to	2.50	(11.51)	to	(12.59)
12/31/2017	16,941	2.26	to	2.26	37,480	1.11	1.25	to	2.50	23.10	to	21.60
12/31/2016	30,761	1.84	to	1.61	55,366	1.27	1.25	to	1.90	4.77	to	4.10
12/31/2015	82,219	1.76	to	1.54	141,457	1.65	1.25	to	1.90	(3.14)	to	(3.76)
12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
TA JPMorgan Asset Allocation—Growth Service Class
12/31/2018	1,762,178	13.44	to	10.52	6,812,799	1.72	0.20	to	2.50	(10.88)	to	(12.90)
12/31/2017	2,253,319	15.08	to	12.07	8,452,268	1.17	0.20	to	2.50	23.82	to	21.35
12/31/2016	2,822,565	12.15	to	11.48	7,545,147	1.99	0.45	to	2.00	5.35	to	3.73
12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)
12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
TA JPMorgan Asset Allocation—Moderate Initial Class
12/31/2018	340,781	1.94	to	1.80	644,471	1.75	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2017	358,312	2.07	to	1.94	724,297	1.96	1.25	to	2.50	15.03	to	13.64
12/31/2016	513,502	1.80	to	1.53	903,679	2.32	1.25	to	1.90	4.26	to	3.60
12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)
12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
TA JPMorgan Asset Allocation—Moderate Service Class
12/31/2018	82,307,295	12.23	to	1.61	281,356,104	1.56	0.20	to	2.50	(5.54)	to	(7.67)
12/31/2017	92,461,728	12.95	to	1.75	300,651,662	1.64	0.20	to	2.50	15.60	to	13.30
12/31/2016	104,593,983	11.17	to	10.56	281,768,454	1.96	0.45	to	2.00	4.78	to	3.18
12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)
12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
TA JPMorgan Asset Allocation—Moderate Growth Initial Class
12/31/2018	206,539	2.01	to	1.91	410,450	1.88	1.25	to	2.50	(8.22)	to	(9.35)
12/31/2017	206,571	2.19	to	2.11	447,561	1.71	1.25	to	2.50	18.30	to	16.86
12/31/2016	211,341	1.85	to	1.59	387,179	2.10	1.25	to	1.90	5.23	to	4.57
12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
TA JPMorgan Asset Allocation—Moderate Growth Service Class
12/31/2018	47,913,709	12.86	to	1.22	174,322,733	1.65	0.20	to	2.50	(7.51)	to	(9.59)
12/31/2017	54,159,674	13.90	to	1.35	200,756,348	1.52	0.20	to	2.50	18.96	to	16.59
12/31/2016	57,499,076	11.66	to	11.02	162,356,929	1.79	0.45	to	2.00	5.78	to	4.16
12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)
12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
TA JPMorgan Core Bond Service Class
12/31/2018	10,258,351	10.56	to	9.88	30,158,394	2.94	0.20	to	2.50	(0.29)	to	(2.54)
12/31/2017	10,257,283	10.60	to	10.14	30,045,745	2.60	0.20	to	2.50	2.96	to	0.90
12/31/2016	9,984,860	10.27	to	9.70	27,671,195	1.90	0.45	to	2.00	1.60	to	0.04
12/31/2015	9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)
12/31/2014	8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
TA JPMorgan Enhanced Index Initial Class
12/31/2018	194,650	16.76	to	1.94	638,397	1.12	0.45	to	2.50	(6.43)	to	(8.32)
12/31/2017	204,079	17.91	to	2.12	722,249	0.57	0.45	to	2.50	20.61	to	18.21
12/31/2016	206,326	14.85	to	2.00	610,859	0.39	0.45	to	1.90	10.85	to	9.28
12/31/2015	236,425	13.40	to	1.83	634,049	0.97	0.45	to	1.90	(0.52)	to	(1.94)
12/31/2014	261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Enhanced Index Service Class
12/31/2018	632,391	$16.33	to	$10.65	$5,294,028	0.87%	0.20%	to	2.50%	(6.43)%	to	(8.55)%
12/31/2017	610,054	17.46	to	11.64	6,488,465	0.41	0.20	to	2.50	19.74	to	17.88
12/31/2016	466,902	14.48	to	13.92	4,419,905	0.16	0.90	to	2.00	10.13	to	8.93
12/31/2015	378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)
12/31/2014	447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
TA JPMorgan International Moderate Growth Service Class
12/31/2018	16,339,209	11.00	to	1.09	41,937,578	2.17	0.20	to	2.50	(12.09)	to	(14.07)
12/31/2017	18,492,054	12.51	to	1.27	50,493,353	1.60	0.20	to	2.50	20.93	to	18.52
12/31/2016	19,645,357	10.32	to	9.75	41,499,204	1.87	0.45	to	2.00	0.62	to	(0.92)
12/31/2015	21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)
12/31/2014	21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
TA JPMorgan Mid Cap Value Service Class
12/31/2018	1,822,059	14.61	to	2.07	14,420,132	0.63	0.20	to	2.50	(12.27)	to	(14.25)
12/31/2017	2,459,077	16.66	to	2.42	20,619,585	0.54	0.20	to	2.50	12.68	to	10.44
12/31/2016	5,651,589	14.75	to	13.93	26,255,068	1.90	0.45	to	2.00	13.77	to	12.02
12/31/2015	5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)
12/31/2014	5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
TA JPMorgan Tactical Allocation Service Class
12/31/2018	17,897,044	11.56	to	10.00	78,049,142	1.92	0.20	to	2.50	(3.38)	to	(5.56)
12/31/2017	20,667,991	11.96	to	10.59	85,781,288	1.58	0.20	to	2.50	8.02	to	5.87
12/31/2016	22,814,234	11.05	to	10.44	83,825,181	1.16	0.45	to	2.00	3.73	to	2.13
12/31/2015	22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)
12/31/2014	20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
TA Legg Mason Dynamic Allocation—Balanced Service Class
12/31/2018	16,297,233	11.48	to	1.03	80,719,543	1.40	0.20	to	2.50	(3.51)	to	(5.72)
12/31/2017	18,245,161	11.90	to	1.09	93,925,698	1.11	0.20	to	2.50	9.97	to	7.78
12/31/2016	22,101,622	10.79	to	10.19	96,492,892	1.10	0.45	to	2.00	(1.11)	to	(2.63)
12/31/2015	24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
TA Legg Mason Dynamic Allocation—Growth Service Class
12/31/2018	11,137,528	11.89	to	1.13	52,742,521	1.23	0.20	to	2.50	(4.92)	to	(7.10)
12/31/2017	12,174,684	12.50	to	1.22	60,496,584	0.98	0.20	to	2.50	12.70	to	10.45
12/31/2016	15,446,885	11.07	to	10.46	62,664,292	0.99	0.45	to	2.00	(1.43)	to	(2.94)
12/31/2015	16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)
12/31/2014	12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
TA Levin Large Cap Value Service Class
12/31/2018(1)	10,583	9.03	to	8.93	95,017	—	0.20	to	2.00	—	to	—
TA Madison Diversified Income Service Class
12/31/2018	174,620	12.08	to	10.34	1,953,770	1.52	0.20	to	2.50	(0.95)	to	(3.19)
12/31/2017(1)	100,620	12.19	to	10.68	1,092,716	0.34	0.20	to	2.50	—	to	—
TA Managed Risk—Balanced ETF Service Class
12/31/2018	101,640,810	11.96	to	1.05	422,463,476	1.68	0.20	to	2.50	(4.74)	to	(6.92)
12/31/2017	114,723,659	12.56	to	1.13	470,512,548	1.68	0.20	to	2.50	12.93	to	10.68
12/31/2016	127,929,980	11.09	to	10.48	438,296,472	1.66	0.45	to	2.00	3.29	to	1.70
12/31/2015	140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)
12/31/2014	136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
TA Managed Risk—Conservative ETF Service Class
12/31/2018	26,627,431	11.78	to	1.09	77,976,438	1.80	0.20	to	2.50	(3.79)	to	(5.99)
12/31/2017	29,909,663	12.25	to	1.16	89,983,402	1.84	0.20	to	2.50	10.54	to	8.33
12/31/2016	33,427,887	11.05	to	10.44	88,366,488	1.62	0.45	to	2.00	3.61	to	2.02
12/31/2015	37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)
12/31/2014	40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Managed Risk—Growth ETF Service Class
12/31/2018	93,132,624	$12.52	to	$1.22	$329,410,155	1.60%	0.20%	to	2.50%	(7.34)%	to	(9.46)%
12/31/2017	107,929,650	13.52	to	1.35	395,368,871	1.62	0.20	to	2.50	17.94	to	15.59
12/31/2016	122,841,558	11.43	to	10.80	354,352,467	1.66	0.45	to	2.00	4.20	to	2.60
12/31/2015	130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)
12/31/2014	139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
TA Market Participation Strategy Service Class
12/31/2018	6,796,055	12.63	to	10.16	30,245,258	0.37	0.20	to	2.50	(2.92)	to	(5.12)
12/31/2017	7,606,598	13.01	to	10.71	34,598,644	0.31	0.20	to	2.50	10.30	to	8.10
12/31/2016	8,820,580	11.77	to	11.12	34,140,280	0.16	0.45	to	2.00	3.70	to	2.10
12/31/2015	8,065,884	11.35	to	10.89	31,264,212	—	0.45	to	2.00	(3.68)	to	(5.16)
12/31/2014	6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
TA Morgan Stanley Capital Growth Initial Class
12/31/2018	27,889	3.15	to	2.87	94,093	—	1.25	to	2.50	5.36	to	4.07
12/31/2017	26,276	2.99	to	2.75	84,267	—	1.25	to	2.50	41.83	to	40.10
12/31/2016	28,129	2.11	to	2.05	63,699	—	1.25	to	1.90	(3.47)	to	(4.08)
12/31/2015	34,497	2.18	to	2.14	81,045	—	1.25	to	1.90	10.41	to	9.70
12/31/2014	33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
TA Morgan Stanley Capital Growth Service Class
12/31/2018	618,397	23.24	to	3.15	7,435,779	—	0.20	to	2.50	6.22	to	3.82
12/31/2017	648,014	21.88	to	3.03	6,155,878	—	0.20	to	2.50	41.99	to	39.78
12/31/2016	641,141	15.30	to	14.71	3,709,725	—	0.90	to	2.00	(3.37)	to	(4.43)
12/31/2015	530,782	15.84	to	15.39	2,180,373	—	0.90	to	2.00	10.45	to	9.24
12/31/2014	487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
TA Multi-Managed Balanced Initial Class
12/31/2018	12,065	2.52	to	2.18	29,702	1.44	1.25	to	2.50	(4.85)	to	(6.02)
12/31/2017	12,065	2.65	to	2.32	31,264	0.86	1.25	to	2.50	12.73	to	11.36
12/31/2016	12,065	2.35	to	2.06	27,775	1.18	1.25	to	1.90	6.55	to	5.87
12/31/2015	23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)
12/31/2014	23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
TA Multi-Managed Balanced Service Class
12/31/2018	16,784,488	13.97	to	10.36	124,897,566	1.23	0.20	to	2.50	(4.10)	to	(6.26)
12/31/2017	19,130,187	14.56	to	11.05	133,663,918	0.79	0.20	to	2.50	13.31	to	11.05
12/31/2016	12,471,373	12.82	to	12.11	83,405,643	1.01	0.45	to	2.00	7.16	to	5.51
12/31/2015	4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)
12/31/2014	4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
TA Multi-Manager Alternative Strategies Service Class
12/31/2018	31,168	9.96	to	9.46	298,469	0.79	0.20	to	2.50	(4.82)	to	(7.00)
12/31/2017	27,933	10.46	to	10.17	283,601	1.29	0.20	to	2.50	4.29	to	3.05
12/31/2016	21,576	10.01	to	9.64	212,059	2.59	0.45	to	1.65	1.56	to	0.35
12/31/2015	13,978	9.85	to	9.60	136,414	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
TA PIMCO Tactical—Balanced Service Class
12/31/2018	9,336,422	11.92	to	1.01	32,006,412	3.20	0.20	to	2.50	(7.12)	to	(9.22)
12/31/2017	10,673,517	12.84	to	1.12	37,398,555	0.30	0.20	to	2.50	11.54	to	9.31
12/31/2016	11,684,566	11.48	to	10.85	37,518,764	0.29	0.45	to	2.00	4.91	to	3.30
12/31/2015	11,441,634	10.95	to	10.50	32,381,298	—	0.45	to	2.00	(2.98)	to	(4.48)
12/31/2014	11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
TA PIMCO Tactical—Conservative Service Class
12/31/2018	5,429,191	11.77	to	1.04	20,340,485	3.26	0.20	to	2.50	(5.34)	to	(7.47)
12/31/2017	6,197,607	12.44	to	1.12	24,740,125	1.28	0.20	to	2.50	9.90	to	7.71
12/31/2016	7,056,786	11.29	to	10.67	24,094,824	0.44	0.45	to	2.00	4.51	to	2.90
12/31/2015	6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	5,302,381	11.08	to	10.80	10,002,783	1.31	0.45	to	2.00	8.24	to	6.57

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical—Growth Service Class
12/31/2018	6,847,294	$12.20	to	$1.12	$33,203,902	3.08%	0.20%	to	2.50%	(7.87)%	to	(9.95)%
12/31/2017	7,566,104	13.24	to	1.24	37,085,031	0.41	0.20	to	2.50	14.31	to	12.03
12/31/2016	7,608,963	11.55	to	10.91	30,537,277	—	0.45	to	2.00	4.40	to	2.80
12/31/2015	7,697,689	11.07	to	10.62	28,486,728	—	0.45	to	2.00	(3.89)	to	(5.37)
12/31/2014	6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
TA PIMCO Total Return Initial Class
12/31/2018	201,903	1.67	to	1.35	328,990	2.69	1.25	to	2.50	(1.89)	to	(3.09)
12/31/2017	209,554	1.70	to	1.39	348,545	—	1.25	to	2.50	3.59	to	2.33
12/31/2016	173,971	1.64	to	1.39	279,735	3.25	1.25	to	1.90	1.45	to	0.80
12/31/2015	184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)
12/31/2014	244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
TA PIMCO Total Return Service Class
12/31/2018	26,993,438	10.46	to	9.86	70,767,725	2.43	0.20	to	2.50	(1.22)	to	(3.48)
12/31/2017	30,035,880	10.58	to	10.22	76,692,551	—	0.20	to	2.50	4.18	to	2.10
12/31/2016	33,634,576	10.14	to	9.58	76,869,825	2.22	0.45	to	2.00	2.02	to	0.45
12/31/2015	35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)
12/31/2014	38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
TA PineBridge Inflation Opportunities Service Class
12/31/2018	7,443,170	9.31	to	9.74	15,136,032	1.79	0.20	to	2.50	(1.74)	to	(3.96)
12/31/2017	8,592,127	9.48	to	10.14	15,394,034	0.22	0.20	to	2.50	2.67	to	0.62
12/31/2016	9,361,263	9.21	to	8.70	14,601,121	0.59	0.45	to	2.00	3.34	to	1.75
12/31/2015	10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)
12/31/2014	11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
TA ProFunds UltraBear Service Class (OAM)
12/31/2018	35,358,102	0.04	to	7.06	1,498,950	—	1.00	to	2.50	5.48	to	3.91
12/31/2017	11,919,880	0.04	to	6.80	479,737	—	1.00	to	2.50	(33.00)	to	(34.00)
12/31/2016	18,800,019	0.06	to	0.06	1,139,167	—	1.00	to	1.95	(24.36)	to	(25.04)
12/31/2015	13,939,989	0.08	to	0.08	1,122,262	—	1.00	to	1.95	(8.20)	to	(9.05)
12/31/2014	4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
TA QS Investors Active Asset Allocation—Moderate Service Class
12/31/2018	22,998,302	11.56	to	1.10	83,488,938	1.45	0.20	to	2.50	(4.36)	to	(6.55)
12/31/2017	25,368,039	12.09	to	1.18	93,891,791	1.53	0.20	to	2.50	14.93	to	12.64
12/31/2016	28,275,068	10.50	to	9.92	89,329,578	1.21	0.45	to	2.00	1.73	to	0.17
12/31/2015	32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)
12/31/2014	33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
TA QS Investors Active Asset Allocation—Conservative Service Class
12/31/2018	7,176,393	11.34	to	1.04	21,945,243	1.59	0.20	to	2.50	(3.08)	to	(5.30)
12/31/2017	8,365,097	11.70	to	1.09	26,090,564	1.73	0.20	to	2.50	11.20	to	8.98
12/31/2016	9,783,495	10.50	to	9.92	25,125,769	1.26	0.45	to	2.00	2.19	to	0.62
12/31/2015	11,470,352	10.27	to	9.85	26,610,104	1.00	0.45	to	2.00	(2.80)	to	(4.29)
12/31/2014	12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
TA QS Investors Active Asset Allocation—Moderate Growth Service Class
12/31/2018	12,229,813	11.86	to	1.08	48,723,711	1.30	0.20	to	2.50	(6.14)	to	(8.29)
12/31/2017	14,109,933	12.63	to	1.18	57,992,860	1.27	0.20	to	2.50	19.77	to	17.38
12/31/2016	15,556,628	10.52	to	9.94	53,011,793	1.06	0.45	to	2.00	1.51	to	(0.05)
12/31/2015	18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)
12/31/2014	19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
TA Small/Mid Cap Value Initial Class
12/31/2018	287,183	15.23	to	11.81	2,775,440	0.91	0.45	to	1.55	(11.86)	to	(12.82)
12/31/2017	295,652	17.28	to	13.54	3,307,890	1.11	0.45	to	1.55	15.04	to	13.79
12/31/2016	320,871	15.02	to	11.90	3,209,500	0.76	0.45	to	1.55	20.58	to	19.28
12/31/2015	358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)
12/31/2014	378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Small/Mid Cap Value Service Class
12/31/2018	3,210,853	$14.84	to	$9.54	$11,101,674	0.67%	0.20%	to	2.50%	(11.81)%	to	(13.81)%
12/31/2017	3,407,142	16.83	to	11.07	12,762,113	0.98	0.20	to	2.50	14.23	to	12.46
12/31/2016	3,406,282	14.63	to	14.06	10,341,703	0.55	0.90	to	2.00	19.73	to	18.42
12/31/2015	3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)
12/31/2014	3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
TA T. Rowe Price Small Cap Initial Class
12/31/2018	67,882	17.50	to	2.91	301,771	—	0.45	to	2.50	(7.50)	to	(9.36)
12/31/2017	75,660	18.92	to	3.21	369,816	—	0.45	to	2.50	21.84	to	19.41
12/31/2016	65,922	15.53	to	2.59	265,399	—	0.45	to	1.90	10.72	to	9.15
12/31/2015	78,635	14.03	to	2.38	261,501	—	0.45	to	1.90	1.97	to	0.52
12/31/2014	153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
TA T. Rowe Price Small Cap Service Class
12/31/2018	4,826,212	17.06	to	10.63	30,144,074	—	0.20	to	2.50	(7.47)	to	(9.56)
12/31/2017	5,550,914	18.43	to	11.75	37,625,384	—	0.20	to	2.50	20.93	to	19.05
12/31/2016	5,742,239	15.14	to	14.55	29,755,780	—	0.90	to	2.00	10.01	to	8.81
12/31/2015	5,862,406	13.76	to	13.37	24,844,869	—	0.90	to	2.00	1.24	to	0.13
12/31/2014	5,746,945	13.60	to	13.35	22,421,531	—	0.90	to	2.00	5.29	to	4.14
TA Torray Concentrated Growth Initial Class
12/31/2018	222,852	16.33	to	2.15	1,505,064	0.23	0.45	to	2.50	(4.00)	to	(5.93)
12/31/2017	225,789	17.01	to	2.29	1,603,700	0.38	0.45	to	2.50	24.16	to	21.69
12/31/2016	240,921	13.70	to	2.05	1,386,531	0.46	0.45	to	1.90	6.26	to	4.75
12/31/2015	300,767	12.90	to	1.95	1,647,122	0.54	0.45	to	1.90	(2.01)	to	(3.41)
12/31/2014	312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
TA Torray Concentrated Growth Service Class
12/31/2018	690,701	15.90	to	11.19	2,621,042	—	0.20	to	2.50	(4.06)	to	(6.22)
12/31/2017	762,171	16.57	to	11.94	3,107,074	0.15	0.20	to	2.50	23.30	to	21.39
12/31/2016	854,672	13.35	to	12.83	2,608,184	0.14	0.90	to	2.00	5.52	to	4.37
12/31/2015	938,864	12.65	to	12.29	2,541,038	0.35	0.90	to	2.00	(2.72)	to	(3.78)
12/31/2014	3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
TA TS&W International Equity Initial Class
12/31/2018	282,345	11.18	to	1.49	605,509	2.36	0.45	to	2.50	(15.90)	to	(17.60)
12/31/2017	296,543	13.29	to	1.81	765,459	2.19	0.45	to	2.50	22.36	to	19.92
12/31/2016	316,110	10.86	to	1.49	672,352	2.65	0.45	to	1.90	0.63	to	(0.80)
12/31/2015	374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)
12/31/2014	425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
TA TS&W International Equity Service Class
12/31/2018	689,255	10.89	to	9.85	2,850,415	2.00	0.20	to	2.50	(15.87)	to	(17.77)
12/31/2017	763,813	12.94	to	11.98	3,615,192	2.00	0.20	to	2.50	21.56	to	19.68
12/31/2016	695,271	10.58	to	10.16	2,505,044	2.57	0.90	to	2.00	(0.13)	to	(1.22)
12/31/2015	659,509	10.59	to	10.29	2,459,651	3.18	0.90	to	2.00	0.13	to	(0.96)
12/31/2014	597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
TA U.S. Equity Index Service Class
12/31/2018	542,868	10.69	to	10.29	5,693,818	0.25	0.35	to	2.65	(5.32)	to	(7.46)
12/31/2017(1)	81,862	11.29	to	11.12	918,226	—	0.35	to	2.65	—	to	—
TA WMC US Growth Initial Class
12/31/2018	1,524,500	18.63	to	2.29	2,666,025	0.48	0.45	to	2.50	(0.24)	to	(2.25)
12/31/2017	1,688,314	18.68	to	2.35	3,010,710	0.41	0.45	to	2.50	28.62	to	26.06
12/31/2016	1,806,388	14.52	to	1.89	2,506,822	0.40	0.45	to	1.90	2.35	to	0.90
12/31/2015	2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86
12/31/2014	2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA WMC US Growth Service Class
12/31/2018	4,196,509	$18.15	to	$12.05	$20,207,482	0.27%	0.20%	to	2.50%	(0.23)%	to	(2.49)%
12/31/2017	4,828,655	18.19	to	12.36	22,079,032	0.21	0.20	to	2.50	27.71	to	25.73
12/31/2016	4,989,273	14.15	to	13.60	16,149,242	0.17	0.90	to	2.00	1.62	to	0.52
12/31/2015	5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50
12/31/2014	1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
Vanguard® Equity Index
12/31/2018	54,305	17.04	to	16.76	917,606	1.65	0.65	to	1.20	(5.13)	to	(5.65)
12/31/2017	54,305	17.96	to	17.77	968,675	1.78	0.65	to	1.20	20.87	to	20.45
12/31/2016	54,305	14.86	to	14.67	802,610	2.21	0.65	to	1.00	11.09	to	10.70
12/31/2015	54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26
12/31/2014	—	13.30	to	13.22	—	—	0.65	to	1.00	12.77	to	12.38
Vanguard® International
12/31/2018	41,630	13.38	to	13.16	552,283	0.77	0.65	to	1.20	(13.18)	to	(13.66)
12/31/2017	42,242	15.41	to	15.24	646,515	1.06	0.65	to	1.20	41.75	to	41.26
12/31/2016	42,274	10.87	to	10.73	457,069	1.41	0.65	to	1.00	1.22	to	0.87
12/31/2015	40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)
12/31/2014	—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
Vanguard® Mid-Cap Index
12/31/2018	—	15.39	to	15.14	—	—	0.65	to	1.20	(9.92)	to	(10.42)
12/31/2017	—	17.09	to	16.90	—	—	0.65	to	1.20	18.31	to	17.90
12/31/2016	—	14.44	to	14.26	—	—	0.65	to	1.00	10.40	to	10.01
12/31/2015	—	13.08	to	12.96	—	—	0.65	to	1.00	(2.07)	to	(2.42)
12/31/2014	—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
Vanguard® Real Estate Index
12/31/2018	—	12.32	to	12.12	—	—	0.65	to	1.20	(5.97)	to	(6.49)
12/31/2017	—	13.10	to	12.96	—	—	0.65	to	1.20	4.10	to	3.74
12/31/2016	—	12.59	to	12.43	—	—	0.65	to	1.00	7.66	to	7.28
12/31/2015	—	11.69	to	11.58	—	—	0.65	to	1.00	1.56	to	1.21
12/31/2014	—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
Vanguard® Short-Term Investment Grade
12/31/2018	—	10.53	to	10.36	—	—	0.65	to	1.20	0.38	to	(0.17)
12/31/2017	—	10.49	to	10.38	—	—	0.65	to	1.20	1.43	to	1.08
12/31/2016	—	10.34	to	10.21	—	—	0.65	to	1.00	2.05	to	1.70
12/31/2015	—	10.13	to	10.04	—	—	0.65	to	1.00	0.47	to	0.12
12/31/2014	—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
Vanguard® Total Bond Market Index
12/31/2018	34,255	10.49	to	10.32	356,183	2.30	0.65	to	1.20	(0.78)	to	(1.33)
12/31/2017	34,255	10.57	to	10.46	359,524	2.36	0.65	to	1.20	2.81	to	2.45
12/31/2016	34,255	10.28	to	10.15	350,212	2.27	0.65	to	1.00	1.81	to	1.45
12/31/2015	34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)
12/31/2014	—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
Voya Global Perspectives Class S Shares
12/31/2018	—	10.01	to	9.70	—	—	1.29	to	2.14	(8.66)	to	(9.44)
12/31/2017	—	10.96	to	10.72	—	—	1.29	to	2.14	13.25	to	12.29
12/31/2016	—	9.68	to	9.54	—	—	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	—	9.20	to	9.15	—	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2018	—	10.56	to	10.24	—	—	1.29	to	2.14	(9.19)	to	(9.96)
12/31/2017	—	11.63	to	11.37	—	—	1.29	to	2.14	11.78	to	10.84
12/31/2016	—	10.40	to	10.26	—	—	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Voya Strategic Allocation Conservative Class S Shares
12/31/2018	—	$10.28	to	$9.97	$—	—%	1.29%	to	2.14%	(5.49)%	to	(6.29)%
12/31/2017	—	10.88	to	10.64	—	—	1.29	to	2.14	8.77	to	7.86
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2018	—	10.41	to	10.09	—	—	1.29	to	2.14	(7.52)	to	(8.31)
12/31/2017	—	11.26	to	11.01	—	—	1.29	to	2.14	12.83	to	11.88
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2018	—	11.16	to	11.00	—	—	0.45	to	0.90	(18.07)	to	(18.44)
12/31/2017	—	13.62	to	13.49	—	—	0.45	to	0.90	32.32	to	31.86
12/31/2016	—	10.30	to	10.16	—	—	0.45	to	0.80	(1.85)	to	(2.19)
12/31/2015	—	10.49	to	10.39	—	—	0.45	to	0.80	(0.35)	to	(0.70)
12/31/2014	—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
Wanger USA
12/31/2018	—	16.75	to	16.52	—	—	0.45	to	0.90	(1.91)	to	(2.35)
12/31/2017	—	17.08	to	16.91	—	—	0.45	to	0.90	19.05	to	18.63
12/31/2016	—	14.35	to	14.17	—	—	0.45	to	0.80	13.18	to	12.78
12/31/2015	—	12.68	to	12.56	—	—	0.45	to	0.80	(1.06)	to	(1.40)
12/31/2014	—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95

(1)	See footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

63

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

64

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2018

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

65

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

(2)		Not Applicable.

(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 12

	(b)	Form of Broker/Dealer and Sales Agreement. Note 1

(4)	(a)	Form of Policy. Note 12

	(b)	Form of Policy Rider (Return of Premium). Note 12

	(c)	Form of Policy Rider (Annual Step-Up). Note 12

	(d)	Form of Policy Rider (Additional Death Distribution). Note 12

	(e)	Form of Policy Rider (Additional Death Distribution+). Note 12

	(f)	Form of Policy Rider (GPS). Note 21

	(g)	Form of Policy Rider (Income Link). Note 21

	(h)	Form of Policy Rider (RIM). Note 21

	(i)	Form of Policy Rider (Retirement Income Choice 1.6). Note 12

	(j)	Form of Policy Rider (Transamerica Income Edge). Note 24

	(k)	Form of Policy Endorsement (Income Payment Option Endorsement). Note 29

(5)	(a)	Form of Application (Transamerica Variable Annuity Series, Members Variable Annuity Series and Partners Variable Annuity Series). Note 21

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

	(b)	Bylaws of Transamerica Life Insurance Company. Note 2

(7)		Reinsurance Agreements. Not Applicable

(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

	(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

	(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

	(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

	(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 18

	(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 21

	(a)(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 28

(8)	(b)	Participation Agreement (American Funds). Note 7

	(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

	(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

	(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 17

	(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 19

	(b)(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 27

	(b)(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 28

(8)	(c)	Participation Agreement (Fidelity). Note 8

	(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 9

	(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 14

	(c)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 28

(8)	(d)	Participation Agreement (GE). Note 7

	(d)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

	(d)(2)	Amendment No. 2 to Participation Agreement (GE). Note 14

	(d)(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 29

(8)	(e)	Participation Agreement (TST). Note 12

	(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 14

	(e)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 16

	(e)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 17

	(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 18

	(e)(5)	Amendment No. 2 to Participation Agreement (TST). Note 19

	(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 21

	(e)(7)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 22

	(e)(8)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 23

	(e)(9)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 23

	(e)(10)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 23

	(e)(11)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 26

	(e)(12)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 28

	(e)(13)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 29

	(e)(14)	Amended Schedule A to Participation Agreement Dated May 1, 2018 (TST). Note 30

	(e)(15)	Amended Schedule A to Participation Agreement Dated November 1, 2018 (TST). Note 30

(8)	(f)	Participation Agreement (VOYA) Form of, Note 23

	(f)(1)	Addendum to Participation Agreement (VOYA). Note 23

(9)	Opinion and Consent of Counsel. Note 30

(10)	Consent of Independent Registered Public Accounting Firm. Note 30

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney. ( Blake S. Bostwick, Eric J. Martin, Mark W. Mullin, Jay Orlandi, David Schulz, C. Michiel van Katwijk) Note 30

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No.
333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No.
333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No.
333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No.
333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No.
333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No.
33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No.
333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No.
333-125817) filed on September 10, 2012.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No.
333-83957) filed on April 27, 2005.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No.
333-83957) filed on August 6, 2010.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2013.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No.
33-33085) filed on August 16, 2013.

Note 15.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 16.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.
333-189435) filed on October 2, 2013.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.
333-186031) filed on February 21, 2014.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185573) filed on April 29, 2014.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 20.	Incorporated herein by reference to the Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2015.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-185573) filed on April 27, 2016.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-186032) filed on October 31, 2016.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-185573) filed on October 31, 2016.

Note 26.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.

Note 30.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller, Senior Vice President and Assistant Treasurer

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2018, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans

Aegon Affordable Housing Debt Fund II, LLC	Delaware	Members: Manager Member—AHDF Manager II, LLC (0.01%); Transamerica Life Insurance Company (99.99%)	Affordable housing loans

Aegon Affordable Housing Debt Fund III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Affordable housing loans

AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor

Aegon Community Investments 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)	Investments

Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 55, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 56, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates

Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

Aegon LIHTC Fund 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)	Investments

Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member—Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank

(7.58%); Bank of the West (7.46%)

Investments

Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments

Aegon LIHTC Fund 55, LLC	Delaware	Members: Investor Member—Transamerica Premier Life Insurance Company (2.8195%); non-affiliates of AEGON, Citibank, N.A. (21.6890%), Ally Bank (8.2090%), Bank of Hope (14.2687%), Lake City Bank (1.4679%), Securian (MLIC) (7.4614%), The Guardian Life Insurance Compnay of America (10.4477%), U.S. Bancorp Community Development Corporation (22.0987%), ZB National Association (1.8110%). Managing Member—Aegon Community Investments 55, LLC (0.0100%).	Investments

Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member—Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as investor member (99.99%)	Investments

Aegon LIHTC Fund 58, LLC	Delaware	Sole Member: Aegon Community Investments 58, LLC	Investments

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.2183%) ; Transamerica Premier Life Insurance Company (25.7817%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company

Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first investor buys in, then the entity will be managed by a 3-member Board of Managers.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%); Non-Member Manager—AMFETF Manager, LLC (0%)	Investments

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company

AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AHDF Manager II, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AHDF Manager III, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC—99% member; Cupples State LIHTC Investors, LLC—1% member; TAH Pentagon Funds, LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing

AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle

AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company

AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-Barfield, LLC (50%)	Investments

Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate

FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate

FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services

First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XL, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson- Pilot Life Insurance Company, a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%) J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non- member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments

Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non- AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%),

Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments

Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments

Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments

Garnet LIHTC Fund XLVII, LLC	Delaware	Members: Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON: Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.	Investments

Garnet LIHTC Fund XLVIII, LLC	Delaware	Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)	Investments

Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co-general partner); Grant Housing and Economic Development Corporation (.0033% managing general partner)	Affordable housing

InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment

Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments

Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

LIHTC Fund 56, LLC	Delaware	Members: Managing Member—Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments

LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company

Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments

MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle—to invest in Natural Resources

Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance

Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member—Transamerica Life Insurance Company	Marketing non-insurance products

Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments

Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities

RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Rock Springs Drive, LLC	Maryland	Members: RCC North America LLC (98%); non-affiliate of AEGON, Longshore Ventures, LLC (2%)	Investments

SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments

TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.

TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member—Garnet LIHTC Fund IX, LLC	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust

THH Acquisitions, LLC	Iowa	Sole Member—Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.

TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary

Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer

Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member—AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer

Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Insurance Company	Iowa	100%—Commonwealth General Corporation	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company

Transamerica Redwood Park, LLC	Delaware	Sole Member—Transamerica Corporation	Hold property interests in Redwood Park in California

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor

Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.

Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments

Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments

United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency

Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator

US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments

Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (33.06%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Transamerica Pacific Insurance Company, Ltd. (12.41%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of March 31, 2019, there were 96,751 Owners of the Policies for Transamerica Variable Annuity Series; and 4,345 Owners of the Policies for Members® Variable Annuity Series; and 647 Owners of the Policies for Partners Variable Annuity Series.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Doug Hellerman	(3)	Chief Compliance Officer

Gregory E. Miller-Breetz	(1)	Secretary

Vincent J. Toner	(3)	Vice President

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$71,830,337	0	0	0

(1)	Fiscal Year 2018

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)

Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)

Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 25th day of April, 2019.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 25, 2019

* Eric J. Martin	Controller, Senior Vice President and Assistant Treasurer	April 25, 2019

* Mark W. Mullin	Director and Chairman of the Board	April 25, 2019

* Jay Orlandi	Director, Executive Vice President, Secretary and General Counsel	April 25, 2019

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 25, 2019

* C. Michiel van Katwijk	Director, Executive Vice President, Chief Financial Officer and Treasurer	April 25, 2019

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	April 25, 2019

*	By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333 - 185573

811 - 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA VARIABLE ANNUITY SERIES

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(e)(14)	Amended Schedule A to Participation Agreement dated May 1, 2018 (TST)

8(e)(15)	Amended Schedule A to Participation Agreement dated November 1, 2018 (TST)

9	Opinion and Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.